UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7436

THE DFA INVESTMENT TRUST COMPANY
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary The DFA Investment Trust Company, 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

ITEM 1.        SCHEDULE OF INVESTMENTS.

The DFA Investment Trust Company

Form N-Q

February 29, 2008

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedules of Investments
The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
The Tax-Managed U.S. Marketwide Value Series
The Tax-Managed U.S. Equity Series
The Global Value Series
The Global Large Company Series
The Global Small Company Series

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DFA Investment Dimensions Group Inc.

Schedule of Investments
Large Cap International Portfolio

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

1

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depository Receipt
GNMA	Government National Mortgage Association
NVDR	Non-Voting Depository Receipt

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
•	Security is being fair valued at February 29, 2008.
(r)	The adjustable rate shown is effective as of February 29, 2008.
(y)	The rate shown is the effective yield.
(t)	Face Amount Denominated in Australian Dollars.
(e)	Face Amount Denominated in Euro.
(g)	Face Amount Denominated in British Pounds.
(j)	Face Amount Denominated in Japanese Yen.
(s)	Face Amount Denominated in Swedish Krona.
(f)	Face Amount Denominated in Swiss Francs.
—	Amounts designated as — are either zero or rounded to zero.

2

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.5%)
Consumer Discretionary — (7.7%)
#	Abercrombie & Fitch Co.	30,227	$2,343,499
*	Amazon.com, Inc.	107,797	6,949,673
*	Apollo Group, Inc. Class A	47,986	2,945,381
*	AutoNation, Inc.	48,409	705,319
*	Autozone, Inc.	15,487	1,782,244
# *	Bed Bath and Beyond, Inc.	92,916	2,633,239
#	Best Buy Co., Inc.	123,130	5,295,821
*	Big Lots, Inc.	31,720	534,482
	Black & Decker Corp.	21,941	1,508,883
#	Brunswick Corp.	30,853	502,595
#	Carnival Corp.	153,257	6,030,663
	CBS Corp. Class B	240,358	5,484,970
#	Centex Corp.	42,652	946,448
#	Circuit City Stores, Inc.	59,142	261,408
	Clear Channel Communications, Inc.	174,703	5,590,496
# *	Coach, Inc.	129,166	3,916,313
*	Comcast Corp. Class A	1,078,275	21,069,493
#	D.R. Horton, Inc.	97,255	1,364,488
	Darden Restaurants, Inc.	49,785	1,534,872
#	Dillards, Inc. Class A	20,043	296,436
	Disney (Walt) Co.	667,871	21,645,699
#	E.W. Scripps Co.	31,434	1,312,998
#	Eastman Kodak Co.	101,041	1,715,676
*	Expedia, Inc.	72,869	1,670,886
	Family Dollar Stores, Inc.	49,286	943,827
*	Ford Motor Co.	740,402	4,834,825
	Fortune Brands, Inc.	53,596	3,482,668
*	GameStop Corp. Class A	55,801	2,363,730
	Gannett Co., Inc.	81,450	2,455,717
	Gap, Inc.	163,415	3,296,081
#	General Motors Corp.	198,588	4,623,129
	Genuine Parts Co.	58,910	2,430,037
# *	Goodyear Tire & Rubber Co.	84,151	2,280,492
#	H&R Block, Inc.	114,043	2,126,902
#	Harley-Davidson, Inc.	84,720	3,148,195
	Harman International Industries, Inc.	21,218	874,182
#	Hasbro, Inc.	51,602	1,329,784
#	Home Depot, Inc.	592,130	15,721,051
*	IAC/InterActiveCorp.	64,687	1,287,271
	International Game Technology	110,663	4,996,434
*	Interpublic Group of Companies, Inc.	165,391	1,425,670
#	J.C. Penney Co., Inc.	77,792	3,594,768
#	Johnson Controls, Inc.	208,350	6,846,381

1

	Jones Apparel Group, Inc.	29,914	$422,087
#	KB Home	27,025	646,708
# *	Kohl’s Corp.	110,056	4,890,889
	Leggett & Platt, Inc.	59,685	996,739
#	Lennar Corp. Class A	48,902	910,066
#	Limited Brands, Inc.	109,037	1,662,814
	Liz Claiborne, Inc.	34,905	620,611
#	Lowe’s Companies, Inc.	513,179	12,300,901
	Macy’s, Inc.	151,921	3,749,410
	Marriott International, Inc. Class A	109,680	3,740,088
	Mattel, Inc.	128,713	2,486,735
#	McDonald’s Corp.	414,991	22,455,163
	McGraw-Hill Companies, Inc.	115,435	4,724,755
	Meredith Corp.	13,316	577,249
#	Newell Rubbermaid, Inc.	97,996	2,224,509
	News Corp. Class A	811,641	14,942,311
#	NIKE, Inc. Class B	134,742	8,111,468
#	Nordstrom, Inc.	65,958	2,442,425
# *	Office Depot, Inc.	95,760	1,088,791
	OfficeMax, Inc.	26,454	562,677
	Omnicom Group, Inc.	114,698	5,123,560
	Polo Ralph Lauren Corp.	20,660	1,284,845
	Pulte Homes, Inc.	74,560	1,009,542
	RadioShack Corp.	45,993	802,578
# *	Sears Holdings Corp.	25,594	2,447,298
#	Sherwin-Williams Co.	36,580	1,894,112
	Snap-On, Inc.	20,213	1,009,033
#	Staples, Inc.	248,098	5,520,180
*	Starbucks Corp.	256,273	4,605,226
	Starwood Hotels & Resorts Worldwide, Inc.	69,872	3,307,042
	Target Corp.	291,516	15,336,657
*	The DIRECTV Group, Inc.	251,889	6,309,819
#	The New York Times Co. Class A	50,472	940,293
	The Stanley Works	28,833	1,399,554
	The TJX Companies, Inc.	153,335	4,906,720
#	Tiffany & Co.	44,561	1,677,276
	Time Warner, Inc.	1,268,243	19,797,273
	Tyco Electronics, Ltd.	174,448	5,739,339
	V.F. Corp.	30,888	2,348,724
*	Viacom, Inc. Class B	230,253	9,152,557
	Washington Post Co.	2,033	1,471,892
	Wendy’s International, Inc.	30,662	744,473
	Whirlpool Corp.	27,119	2,288,030
	Wyndham Worldwide Corp.	62,427	1,384,007
#	Yum! Brands, Inc.	178,453	6,147,706
Total Consumer Discretionary			362,307,258

Consumer Staples — (9.2%)
	Altria Group, Inc.	739,039	54,053,312
	Anheuser-Busch Companies, Inc.	257,478	12,124,639
	Archer-Daniels-Midland Co.	225,569	10,173,162
	Avon Products, Inc.	150,543	5,729,667
#	Brown-Forman Corp. Class B	30,314	1,933,124
#	Campbell Soup Co.	78,063	2,520,654
	Clorox Co.	48,596	2,827,801

2

#	Coca-Cola Co.	697,328	$40,765,795
	Coca-Cola Enterprises, Inc.	100,413	2,453,090
#	Colgate-Palmolive Co.	178,858	13,609,305
	ConAgra, Inc.	170,961	3,778,238
*	Constellation Brands, Inc. Class A	68,026	1,306,779
	Costco Wholesale Corp.	152,305	9,430,726
	CVS Caremark Corp.	518,192	20,924,593
	Dean Foods Co.	46,175	993,686
#	Estee Lauder Companies, Inc.	39,952	1,701,156
	General Mills, Inc.	118,468	6,633,023
	Heinz (H.J.) Co.	111,195	4,904,811
	Kellogg Co.	92,600	4,696,672
	Kimberly-Clark Corp.	148,456	9,676,362
	Kraft Foods, Inc.	542,860	16,920,946
#	McCormick & Co., Inc.	44,821	1,544,083
	Molson Coors Brewing Co.	47,950	2,587,382
	Pepsi Bottling Group, Inc.	48,659	1,654,893
	PepsiCo, Inc.	564,792	39,286,932
	Procter & Gamble Co.	1,089,667	72,114,162
#	Reynolds American, Inc.	60,033	3,825,303
	Safeway, Inc.	155,223	4,461,109
	Sara Lee Corp.	254,094	3,209,207
	SUPERVALU, Inc.	74,174	1,947,067
	Sysco Corp.	213,383	5,987,527
#	The Hershey Co.	58,950	2,185,866
#	The Kroger Co.	238,999	5,795,726
	Tyson Foods, Inc. Class A	96,078	1,384,484
	UST, Inc.	54,962	2,983,887
	Walgreen Co.	347,925	12,702,742
	Wal-Mart Stores, Inc.	829,042	41,112,193
#	Whole Foods Market, Inc.	48,893	1,718,589
	Wrigley (Wm.) Jr. Co.	76,431	4,575,160
Total Consumer Staples			436,233,853

Energy — (11.8%)
	Anadarko Petroleum Corp.	163,629	10,429,712
	Apache Corp.	116,192	13,328,384
	Baker Hughes, Inc.	111,640	7,512,256
	BJ Services Co.	102,742	2,665,127
*	Cameron International Corp.	76,750	3,260,340
	Chesapeake Energy Corp.	159,369	7,206,666
#	Chevron Corp.	740,835	64,200,761
	ConocoPhillips	561,232	46,419,499
	CONSOL Energy, Inc.	63,663	4,837,115
	Devon Energy Corp.	156,121	16,036,749
#	El Paso Corp.	245,777	4,006,165
	ENSCO International, Inc.	50,829	3,041,607
#	EOG Resources, Inc.	86,310	10,270,027
	Exxon Mobil Corp.	1,917,009	166,798,953
#	Halliburton Co.	309,167	11,841,096
	Hess Corp.	97,513	9,086,261
	Marathon Oil Corp.	249,213	13,248,163
#	Murphy Oil Corp.	66,007	5,305,643
*	Nabors Industries, Ltd.	99,371	3,133,168
# *	National-Oilwell, Inc.	125,141	7,796,284

3

#	Noble Corp.	94,048	$4,622,459
	Noble Energy, Inc.	60,231	4,661,879
	Occidental Petroleum Corp.	290,726	22,493,471
#	Peabody Energy Corp.	92,908	5,260,451
	Range Resources Corp.	52,347	3,202,589
	Rowan Companies, Inc.	39,045	1,573,904
#	Schlumberger, Ltd.	419,590	36,273,555
#	Smith International, Inc.	70,283	4,429,937
	Spectra Energy Corp.	221,852	5,127,000
#	Sunoco, Inc.	41,255	2,519,855
#	Tesoro Petroleum Corp.	48,061	1,784,986
#	The Williams Companies, Inc.	208,249	7,501,129
# *	Transocean, Inc.	111,574	15,677,263
	Valero Energy Corp.	193,129	11,157,062
*	Weatherford International, Ltd.	118,341	8,156,062
#	XTO Energy, Inc.	169,661	10,469,780
Total Energy			555,335,358

Financials — (13.9%)
	Ace, Ltd.	115,640	6,503,594
	AFLAC, Inc.	171,158	10,681,971
	Allstate Corp.	200,245	9,557,694
#	AMBAC Financial Group, Inc.	35,629	396,907
#	American Capital Strategies, Ltd.	67,270	2,441,228
	American Express Co.	410,313	17,356,240
	American International Group, Inc.	889,883	41,699,917
	Ameriprise Financial, Inc.	81,364	4,120,273
	AON Corp.	103,018	4,286,579
	Assurant, Inc.	33,509	2,095,988
	Bank of America Corp.	1,557,262	61,885,592
	Bank of New York Mellon Corp.	399,526	17,527,206
	BB&T Corp.	192,786	6,001,428
#	Bear Stearns Companies, Inc.	40,510	3,235,129
#	Capital One Financial Corp.	137,118	6,311,542
# *	CB Richard Ellis Group, Inc.	69,441	1,392,986
	Chubb Corp.	134,656	6,853,990
	Cincinnati Financial Corp.	58,242	2,164,855
	CIT Group, Inc.	66,534	1,478,385
#	Citigroup, Inc.	1,751,637	41,531,313
#	CME Group, Inc.	19,215	9,863,059
	Comerica, Inc.	52,986	1,920,213
	Commerce Bancorp, Inc.	68,359	2,582,603
#	Countrywide Financial Corp.	203,046	1,281,220
#	Discover Financial Services	167,557	2,528,435
# *	E*TRADE Financial Corp.	162,020	691,825
#	Federal Home Loan Mortgage Corporation	232,117	5,844,706
#	Federal National Mortgage Association	343,206	9,489,646
	Federated Investors, Inc.	30,338	1,231,116
	Fifth Third Bancorp	186,889	4,279,758
#	First Horizon National Corp.	44,344	720,147
	Franklin Resources, Inc.	56,738	5,354,365
	Genworth Financial, Inc.	153,905	3,567,518
	Hartford Financial Services Group, Inc.	110,117	7,697,178
	Hudson City Bancorp, Inc.	182,599	2,897,846
	Huntington Bancshares, Inc.	128,381	1,568,816

4

# *	IntercontinentalExchange, Inc.	24,406	$3,180,102
	Janus Capital Group, Inc.	53,829	1,303,738
	JPMorgan Chase & Co.	1,178,579	47,909,236
	KeyCorp	136,406	3,007,752
	Legg Mason, Inc.	47,113	3,111,343
#	Lehman Brothers Holdings, Inc.	185,973	9,482,763
#	Leucadia National Corp.	59,330	2,685,276
	Lincoln National Corp.	94,462	4,827,953
	Loews Corp.	154,229	6,452,941
#	M&T Bank Corp.	26,219	2,152,056
#	Marsh & McLennan Companies, Inc.	182,503	4,648,351
	Marshall & Ilsley Corp.	90,282	2,094,542
#	MBIA, Inc.	44,242	573,819
	Merrill Lynch & Co., Inc.	300,353	14,885,495
	MetLife, Inc.	259,850	15,138,861
#	MGIC Investment Corp.	28,697	425,003
#	Moody’s Corp.	75,250	2,857,995
	Morgan Stanley	372,350	15,683,382
	National City Corp.	222,311	3,525,852
#	Northern Trust Corp.	67,137	4,540,475
#	NYSE Euronext	92,979	6,105,931
	PNC Financial Services Group	122,650	7,534,389
	Principal Financial Group, Inc.	91,785	5,069,286
#	Progressive Corp.	244,940	4,489,750
	Prudential Financial, Inc.	159,293	11,623,610
#	Regions Financial Corp.	243,886	5,170,383
	SAFECO Corp.	33,174	1,534,629
#	Schwab (Charles) Corp.	328,663	6,445,081
*	SLM Corp.	180,969	3,548,802
	Sovereign Bancorp, Inc.	126,459	1,394,843
	State Street Corp.	135,506	10,643,996
	SunTrust Banks, Inc.	122,539	7,123,192
#	T. Rowe Price Group, Inc.	92,647	4,681,453
	The Goldman Sachs Group, Inc.	139,531	23,668,644
	The Travelers Companies, Inc.	226,291	10,502,165
	Torchmark Corp.	32,342	1,948,929
	U.S. Bancorp	605,829	19,398,645
	Unum Group	126,603	2,900,475
#	Wachovia Corp.	693,115	21,223,181
#	Washington Mutual, Inc.	304,805	4,511,114
	Wells Fargo & Co.	1,183,958	34,607,092
#	XL Capital, Ltd.	62,542	2,255,265
	Zions Bancorporation	37,905	1,809,964
Total Financials			655,719,022

Health Care — (10.6%)
	Abbott Laboratories	542,186	29,034,060
	Aetna, Inc.	175,573	8,708,421
	Allergan, Inc.	107,706	6,379,426
	AmerisourceBergen Corp.	58,931	2,458,601
*	Amgen, Inc.	381,617	17,371,206
	Applera Corp. - Applied Biosystems Group	59,010	1,989,227
	Bard (C.R.), Inc.	35,752	3,388,932
*	Barr Laboratories, Inc.	37,806	1,782,553
	Baxter International, Inc.	222,475	13,130,474

5

	Becton Dickinson & Co.	85,576	$7,737,782
# *	Biogen Idec, Inc.	102,932	6,007,112
*	Boston Scientific Corp.	470,761	5,926,881
	Bristol-Myers Squibb Co.	694,195	15,695,749
	Cardinal Health, Inc.	126,859	7,502,441
# *	Celgene Corp.	135,385	7,631,652
	Cigna Corp.	97,948	4,366,522
*	Coventry Health Care, Inc.	54,341	2,818,668
	Covidien, Ltd.	174,692	7,475,071
	Eli Lilly & Co.	346,253	17,319,575
*	Express Scripts, Inc.	88,433	5,226,390
*	Forest Laboratories, Inc.	109,420	4,351,633
*	Genzyme Corp.	93,321	6,618,325
# *	Gilead Sciences, Inc.	326,577	15,453,624
*	Hospira, Inc.	55,280	2,352,717
*	Humana, Inc.	59,447	4,062,014
	IMS Health, Inc.	68,065	1,532,143
	Johnson & Johnson	1,004,094	62,213,664
*	King Pharmaceuticals, Inc.	85,763	909,088
*	Laboratory Corp. of America Holdings	40,419	3,124,793
#	McKesson Corp.	101,535	5,966,197
*	Medco Health Solutions, Inc.	187,684	8,316,278
	Medtronic, Inc.	396,711	19,581,655
	Merck & Co., Inc.	763,687	33,831,334
# *	Millipore Corp.	19,148	1,338,445
#	Mylan, Inc.	106,099	1,256,212
*	Patterson Companies, Inc.	49,059	1,726,877
#	PerkinElmer, Inc.	41,589	1,032,239
	Pfizer, Inc.	2,396,357	53,390,834
#	Quest Diagnostics, Inc.	55,022	2,622,899
	Schering-Plough Corp.	568,307	12,332,262
*	St. Jude Medical, Inc.	120,121	5,162,801
	Stryker Corp.	83,534	5,438,899
# *	Tenet Healthcare Corp.	166,345	800,119
*	Thermo Fisher Scientific, Inc.	148,041	8,279,933
	UnitedHealth Group, Inc.	453,377	21,072,963
# *	Varian Medical Systems, Inc.	43,899	2,302,503
*	Waters Corp.	35,235	2,100,358
*	Watson Pharmaceuticals, Inc.	36,359	1,011,144
*	WellPoint, Inc.	200,460	14,048,237
	Wyeth	469,860	20,495,293
*	Zimmer Holdings, Inc.	82,356	6,200,583
Total Health Care			500,876,809

Industrials — (10.2%)
	3M Co.	250,248	19,619,443
*	Allied Waste Industries, Inc.	101,589	1,050,430
#	Avery Dennison Corp.	37,360	1,917,315
	B.F. Goodrich Co.	43,829	2,595,992
	Boeing Co.	271,944	22,514,244
	Burlington Northern Santa Fe Corp.	104,570	9,179,155
	C.H. Robinson Worldwide, Inc.	59,559	3,023,810
	Caterpillar, Inc.	223,137	16,139,499
	Cintas Corp.	47,379	1,363,568
	Cooper Industries, Ltd.	63,180	2,649,137

6

	CSX Corp.	147,513	$7,157,331
	Cummins, Inc.	71,666	3,610,533
	Danaher Corp.	88,827	6,586,522
#	Deere & Co.	155,698	13,267,027
	Dover Corp.	69,722	2,894,160
	Eaton Corp.	51,401	4,144,463
	Emerson Electric Co.	276,212	14,075,764
	Equifax, Inc.	46,257	1,582,915
#	Expeditors International of Washington, Inc.	74,773	2,940,074
#	FedEx Corp.	108,510	9,562,986
#	Fluor Corp.	31,024	4,320,092
	General Dynamics Corp.	141,177	11,555,337
	General Electric Co.	3,545,942	117,512,518
	Honeywell International, Inc.	262,016	15,076,401
	Illinois Tool Works, Inc.	145,050	7,117,603
#	Ingersoll-Rand Co., Ltd. Class A	95,586	4,001,230
	ITT Industries, Inc.	63,615	3,577,708
# *	Jacobs Engineering Group, Inc.	42,393	3,403,734
	L-3 Communications Holdings, Inc.	44,127	4,690,259
	Lockheed Martin Corp.	121,766	12,566,251
#	Masco Corp.	129,399	2,418,467
# *	Monster Worldwide, Inc.	44,882	1,193,412
	Norfolk Southern Corp.	135,869	7,186,111
	Northrop Grumman Corp.	118,719	9,332,501
#	Paccar, Inc.	129,233	5,606,128
	Pall Corp.	43,015	1,693,501
	Parker Hannifin Corp.	59,023	3,814,656
	Pitney Bowes, Inc.	76,098	2,722,786
	Precision Castparts Corp.	48,463	5,349,831
	R. R. Donnelley & Sons Co.	75,295	2,396,640
	Raytheon Co.	150,629	9,766,784
#	Robert Half International, Inc.	56,510	1,522,944
#	Rockwell Automation, Inc.	52,357	2,864,451
	Rockwell Collins, Inc.	57,161	3,366,783
	Ryder System, Inc.	20,360	1,172,940
	Southwest Airlines Co.	257,549	3,157,551
*	Terex Corp.	35,998	2,428,065
	Textron, Inc.	87,453	4,737,329
	The Manitowoc Co., Inc.	45,551	1,855,748
	Trane, Inc.	60,141	2,709,352
	Tyco International, Ltd.	173,614	6,954,977
	Union Pacific Corp.	92,145	11,496,010
	United Parcel Service, Inc.	368,706	25,897,909
	United Technologies Corp.	346,835	24,455,336
	W.W. Grainger, Inc.	23,632	1,740,733
	Waste Management, Inc.	178,361	5,855,592
Total Industrials			481,392,038

Information Technology — (13.3%)
*	Adobe Systems, Inc.	201,323	6,774,519
# *	Advanced Micro Devices, Inc.	211,797	1,527,056
*	Affiliated Computer Services, Inc. Class A	35,257	1,789,293
*	Agilent Technologies, Inc.	135,626	4,151,512
*	Akamai Technologies, Inc.	58,301	2,049,863
	Altera Corp.	117,844	2,016,311

7

	Analog Devices, Inc.	106,436	$2,865,257
# *	Apple, Inc.	307,197	38,405,769
	Applied Materials, Inc.	483,531	9,269,289
*	Autodesk, Inc.	81,014	2,518,725
	Automatic Data Processing, Inc.	184,622	7,375,649
*	BMC Software, Inc.	68,702	2,217,701
*	Broadcom Corp.	165,081	3,121,682
	CA, Inc.	137,491	3,145,794
*	Ciena Corp.	30,161	779,059
*	Cisco Sytems, Inc.	2,128,702	51,876,468
*	Citrix Systems, Inc.	66,561	2,191,854
*	Cognizant Technology Solutions Corp.	101,878	3,077,734
*	Computer Sciences Corp.	57,417	2,494,769
*	Compuware Corp.	100,419	799,335
*	Convergys Corp.	45,695	659,836
#	Corning, Inc.	552,908	12,844,053
*	Dell, Inc.	786,288	15,607,817
# *	eBay, Inc.	398,923	10,515,610
*	Electronic Arts, Inc.	110,513	5,226,160
	Electronic Data Systems Corp.	179,675	3,111,971
# *	EMC Corp.	736,198	11,440,517
	Fidelity National Information Services, Inc.	59,888	2,484,753
# *	Fiserv, Inc.	57,764	3,039,542
*	Google, Inc.	81,225	38,271,595
	Hewlett-Packard Co.	904,558	43,210,736
	Intel Corp.	2,051,522	40,927,864
	International Business Machines Corp.	483,479	55,048,919
*	Intuit, Inc.	116,739	3,100,588
	Jabil Circuit, Inc.	73,004	943,212
# *	JDS Uniphase Corp.	77,004	1,012,603
*	Juniper Networks, Inc.	183,012	4,908,382
	KLA-Tencor Corp.	63,908	2,684,775
*	Lexmark International, Inc.	33,234	1,097,719
#	Linear Technology Corp.	78,410	2,172,741
*	LSI Corp.	247,685	1,248,332
# *	MEMC Electronic Materials, Inc.	80,387	6,131,920
#	Microchip Technology, Inc.	75,169	2,313,702
*	Micron Technology, Inc.	266,803	2,006,359
#	Microsoft Corp.	2,822,968	76,841,189
	Molex, Inc.	49,669	1,119,043
#	Motorola, Inc.	801,494	7,990,895
	National Semiconductor Corp.	82,441	1,357,803
# *	Network Appliance, Inc.	120,764	2,610,918
*	Novell, Inc.	122,751	914,495
*	Novellus Systems, Inc.	40,750	899,760
*	Nvidia Corp.	194,931	4,169,574
*	Oracle Corp.	1,383,613	26,011,924
#	Paychex, Inc.	117,012	3,681,198
*	QLogic Corp.	48,028	761,244
#	QUALCOMM, Inc.	574,189	24,328,388
# *	Sandisk Corp.	80,072	1,885,696
*	Sun Microsystems, Inc.	290,721	4,767,824
*	Symantec Corp.	304,299	5,124,395
*	Tellabs, Inc.	154,088	1,013,899
*	Teradata Corp.	63,506	1,602,256

8

*	Teradyne, Inc.	60,924	$730,479
#	Texas Instruments, Inc.	490,585	14,697,927
	Total System Services, Inc.	69,440	1,543,651
*	Unisys Corp.	122,014	503,918
# *	VeriSign, Inc.	77,524	2,697,835
	Western Union Co.	263,471	5,480,197
	Xerox Corp.	324,350	4,767,945
#	Xilinx, Inc.	103,152	2,306,479
# *	Yahoo!, Inc.	468,915	13,026,459
Total Information Technology			629,292,736

Materials — (3.1%)
	Air Products & Chemicals, Inc.	75,572	6,901,991
	Alcoa, Inc.	297,587	11,052,381
#	Allegheny Technologies, Inc.	35,879	2,775,241
	Ashland, Inc.	19,654	868,117
	Ball Corp.	35,261	1,555,010
	Bemis Co., Inc.	35,267	875,327
	Dow Chemical Co.	331,358	12,488,883
	duPont (E.I.) de Nemours & Co., Inc.	315,446	14,643,003
#	Eastman Chemical Co.	28,429	1,870,912
#	Ecolab, Inc.	61,286	2,867,572
	Freeport-McMoRan Copper & Gold, Inc. Class B	134,003	13,515,543
	Hercules, Inc.	40,571	743,261
	International Flavors & Fragrances, Inc.	28,537	1,230,801
	International Paper Co.	150,218	4,761,911
	MeadWestavco Corp.	64,820	1,663,281
	Monsanto Co.	191,857	22,194,018
#	Newmont Mining Corp.	158,537	8,112,338
	Nucor Corp.	101,023	6,523,055
*	Pactiv Corp.	45,782	1,159,200
#	PPG Industries, Inc.	57,451	3,560,813
	Praxair, Inc.	110,842	8,898,396
#	Rohm & Haas Co.	43,967	2,357,071
	Sealed Air Corp.	56,672	1,372,029
	Sigma-Aldrich Corp.	45,619	2,509,957
	Titanium Metals Corp.	30,729	633,632
	United States Steel Corp.	41,443	4,494,493
	Vulcan Materials Co.	37,962	2,661,136
	Weyerhaeuser Co.	73,517	4,499,240
Total Materials			146,788,612

Real Estate Investment Trusts — (0.9%)
	Apartment Investment & Management Co. Class A	33,538	1,155,384
	AvalonBay Communities, Inc.	27,631	2,553,933
	Boston Properties, Inc.	41,846	3,605,870
	Developers Diversified Realty Corp.	43,107	1,662,206
	Equity Residential	95,105	3,631,109
	General Growth Properties, Inc.	85,544	3,020,559
	Host Marriott Corp.	183,291	2,967,481
	Kimco Realty Corp.	88,666	2,994,251
#	Plum Creek Timber Co., Inc.	60,445	2,459,507
	ProLogis	90,357	4,868,435
	Public Storage	43,685	3,554,212
	Simon Property Group, Inc.	78,245	6,556,931
	Vornado Realty Trust	47,013	3,928,406
Total Real Estate Investment Trusts			42,958,284

9

Telecommunication Services — (2.8%)
*	American Tower Corp.	142,009	$5,458,826
	AT&T, Inc.	2,127,927	74,115,697
	CenturyTel, Inc.	38,729	1,401,603
	Citizens Communications Co.	115,005	1,235,154
	Embarq Corp.	53,615	2,248,613
#	Qwest Communications International, Inc.	550,939	2,975,071
	Sprint Nextel Corp.	997,902	7,095,083
	Verizon Communications, Inc.	1,014,121	36,832,875
	Windstream Corp.	167,402	1,968,648
Total Telecommunication Services			133,331,570

Utilities — (3.0%)
*	AES Corp.	234,819	4,222,046
	Allegheny Energy, Inc.	58,326	2,955,378
#	Ameren Corp.	72,983	3,116,374
	American Electric Power Co., Inc.	140,348	5,743,040
	CenterPoint Energy, Inc.	112,717	1,654,686
#	CMS Energy Corp.	78,976	1,136,465
#	Consolidated Edison, Inc.	95,265	3,895,386
	Constellation Energy Group	63,385	5,600,065
#	Dominion Resources, Inc.	205,199	8,195,648
	DTE Energy Co.	57,441	2,290,173
	Duke Energy Corp.	442,450	7,760,573
# *	Dynegy, Inc.	173,947	1,287,208
	Edison International	114,316	5,647,210
	Entergy Corp.	68,200	7,006,868
	Exelon Corp.	231,560	17,332,266
	FirstEnergy Corp.	106,956	7,229,156
	FPL Group, Inc.	142,830	8,611,221
	Integrys Energy Group, Inc.	26,758	1,230,065
	Nicor, Inc.	15,832	539,871
#	NiSource, Inc.	96,198	1,653,644
#	Pepco Holdings, Inc.	70,267	1,775,647
	PG&E Corp.	124,224	4,678,276
	Pinnacle West Capital Corp.	35,220	1,252,071
	PPL Corp.	130,591	5,926,220
	Progress Energy, Inc.	90,945	3,811,505
	Public Service Enterprise Group, Inc.	178,458	7,869,998
	Questar Corp.	60,610	3,348,703
	Sempra Energy	91,720	4,873,084
	Southern Co.	266,475	9,201,382
	TECO Energy, Inc.	73,920	1,107,322
	Xcel Energy, Inc.	147,339	2,920,259
Total Utilities			143,871,810

TOTAL COMMON STOCKS			4,088,107,350

10

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $124,685,000 FHLMC 6.50%, 09/01/36 & FNMA 5.058%(r), 01/01/36, valued at $119,411,554) to be repurchased at $117,034,666	$117,006	$117,006,000

SECURITIES LENDING COLLATERAL — (11.0%)
@ Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $574,580,135 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 08/01/20 to 02/01/38, valued at $468,672,728 ) to be repurchased at $455,141,509	455,022	455,022,066
@ Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $21,349,115 FNMA 5.500%, 03/01/37, valued at $20,295,841 ) to be repurchased at $19,626,008	19,621	19,620,858
@ Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $76,124,402 FNMA 5.594%(r), 05/01/35 & 5.723%(r), 09/01/44, valued at $46,795,466 ) to be repurchased at $45,443,670	45,432	45,431,668

TOTAL SECURITIES LENDING COLLATERAL		520,074,592

TOTAL INVESTMENTS - (100.0%) (Cost $3,785,894,727) ##		$4,725,187,942

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
Level 1 – Quoted Prices	$4,088,107,350	$(1,945,420)
Level 2 – Other Significant Observable Inputs	637,080,592	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$4,725,187,942	$(1,945,420)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

11

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face Amount ^	Value †
	(000)
AUSTRALIA — (1.6%)
BONDS — (1.6%)
General Electric Capital Australia
6.250%, 03/30/09	5,000	$4,575,805

AUSTRIA — (5.0%)
BONDS — (5.0%)
Oesterreichische Kontrollbank AG
(f) 1.500%, 03/27/08	9,000	8,634,220
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken
(f) 3.000%, 01/19/09	6,200	5,961,339
TOTAL — AUSTRIA		14,595,559

BELGIUM — (3.1%)
BONDS — (3.1%)
Belgium, Kingdom of
5.750%, 03/28/08	6,000	9,113,533

FRANCE — (3.6%)
BONDS — (3.6%)
Caisse D’Amortissement de la Dette Sociale SA
(g) 6.250%, 03/05/08	1,000	1,987,044
Government of France
5.250%, 04/25/08	5,500	8,362,555
TOTAL — FRANCE		10,349,599

GERMANY — (16.0%)
BONDS — (16.0%)
Bundesrepublik Deutschland
4.125%, 07/04/08	6,500	9,872,954
Landesbank Baden-Wuerttemberg
(f) 3.000%, 12/22/08	3,700	3,552,213
Landwirtschaftliche Rentenbank
(j) 0.650%, 09/30/08	1,130,000	10,863,456
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
3.000%, 07/04/08	7,000	10,579,671
Norddeutsche Landesbank Girozentrale AG
(j) 0.450%, 01/19/09	1,200,000	11,508,507
TOTAL — GERMANY		46,376,801

1

NETHERLANDS — (6.7%)
BONDS — (6.7%)
Bank Nederlandse Gemeenten
(j) 0.800%, 09/22/08	1,107,000	$10,651,899
Rabobank Nederland
(j) 0.200%, 06/20/08	910,000	8,738,943
TOTAL — NETHERLANDS		19,390,842

NORWAY — (0.7%)
BONDS — (0.7%)
Kommunalbanken
(f) 1.750%, 04/30/08	2,000	1,917,208

SPAIN — (3.3%)
BONDS — (3.3%)
Instituto de Credito Oficial
(j) 0.800%, 09/28/09	1,000,000	9,623,833

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.5%)
BONDS — (4.5%)
Inter-American Development Bank
(j) 1.900%, 07/08/09	1,100,000	10,741,046
World Bank (International Bank for Reconstruction & Development)
(t) 5.450%, 08/18/08	2,440	2,243,337
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		12,984,383

SWEDEN — (1.0%)
BONDS — (1.0%)
Kommuninvest
(t) 5.050%, 10/28/08	1,000	913,095
(t) 5.000%, 11/25/08	2,300	2,096,855
TOTAL — SWEDEN		3,009,950

UNITED STATES — (54.5%)
AGENCY OBLIGATIONS — (5.8%)
Federal Home Loan Bank Discount Notes
2.860%, 04/30/08	17,000	16,931,524

BONDS — (16.5%)
Citigroup Funding, Inc. Floating Rate Note
(r) 5.449%, 10/22/09	9,000	8,918,271
General Electric Capital Corp.
(j) 0.550%, 10/14/08	1,000,000	9,582,414
IBM International Group Floating Rate Note
(r) 3.584%, 07/29/09	3,400	3,408,218
John Deere Capital Corp. Floating Rate Note
(r) 3.530%, 02/26/10	7,000	6,992,300
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	8,300	8,277,084
Pfizer, Inc.
(j) 0.800%, 03/18/08	1,100,000	10,586,841
TOTAL BONDS		47,765,128

2

COMMERCIAL PAPER — (31.7%)
Allianz Finance Corp.
2.980%, 04/22/08	7,000	$6,968,390
Archer-Daniels-Midland Co.
2.980%, 03/19/08	7,000	6,988,510
Cafco LLC
3.320%, 03/11/08	7,500	7,491,830
Ciesco L.P.
3.250%, 03/07/08	1,000	999,302
3.250%, 03/10/08	6,000	5,994,049
CME Group, Inc.
2.990%, 03/04/08	7,000	6,997,620
CRC Funding LLC
3.320%, 03/11/08	4,000	3,995,643
Electricite de France
4.400%, 03/03/08	5,000	4,998,725
4.350%, 03/10/08	4,000	3,996,591
National Rural Utilities
3.050%, 03/10/08	7,000	6,993,976
New Center Asset Trust
3.150%, 03/07/08	5,000	4,996,509
3.250%, 03/11/08	2,500	2,497,277
Nstar Electric Co.
2.920%, 03/17/08	1,100	1,098,385
2.930%, 03/17/08	3,000	2,995,594
Pitney Bowes, Inc.
2.900%, 03/11/08	4,000	3,996,211
Queensland Treasury Corp.
2.920%, 03/05/08	7,000	6,997,025
Southern Co.
2.920%, 03/24/08	7,000	6,985,487
Total Capital SA
2.980%, 03/03/08	3,800	3,800,000
4.250%, 03/31/08	3,000	2,992,048
TOTAL COMMERCIAL PAPER		91,783,172

	Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,578,931	1,578,931

TOTAL INVESTMENTS - (100.0%) (Cost $273,734,620) ##		$289,996,268

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
Level 1 – Quoted Prices	$1,578,931	$(31,966,150)
Level 2 – Other Significant Observable Inputs	288,417,337	(7,817,811)
Level 3 – Significant Unobservable Inputs	—	—
Total	$289,996,268	$(39,783,961)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

3

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.8%)
Consumer Discretionary — (14.9%)
* #	AbitibiBowater Canada, Inc.	110,084	$1,139,369
*	AH Belo Corp. Series A	93,832	1,141,935
#	American Greetings Corp. Class A	208,300	3,920,206
* #	AutoNation, Inc.	2,028,800	29,559,616
#	Belo Corp. Class A	462,664	5,445,555
*	Big Lots, Inc.	61,745	1,040,403
#	Blockbuster, Inc. Class A	49,421	150,240
#	Borders Group, Inc.	6,100	56,486
#	Brunswick Corp.	325,600	5,304,024
	CBS Corp. Class B	5,687,606	129,791,169
#	Circuit City Stores, Inc.	171,000	755,820
#	Citadel Broadcasting Co.	32,378	33,997
	Clear Channel Communications, Inc.	1,942,666	62,165,312
* #	Comcast Corp. Class A	12,429,142	242,865,435
*	Comcast Corp. Special Class A Non-Voting	1,371,250	26,533,688
#	Dillards, Inc. Class A	623,500	9,221,565
*	Discovery Holding Co. Class A	1,017,390	22,962,492
	Disney (Walt) Co.	415,720	13,473,485
* #	Expedia, Inc.	1,156,951	26,528,886
#	Foot Locker, Inc.	554,663	6,822,355
* #	Ford Motor Co.	11,321,890	73,931,942
	Gannett Co., Inc.	931,585	28,087,288
#	General Motors Corp.	4,413,900	102,755,592
* #	Goodyear Tire & Rubber Co.	76,001	2,059,627
	Hearst-Argyle Television, Inc.	364,900	8,027,800
*	IAC/InterActiveCorp.	2,097,251	41,735,295
	Idearc, Inc.	242,765	1,170,127
* #	Jarden Corp.	41,300	994,917
#	Jones Apparel Group, Inc.	545,700	7,699,827
	Leggett & Platt, Inc.	373,400	6,235,780
* #	Liberty Global, Inc. Class A	309,505	11,637,388
* #	Liberty Global, Inc. Series C	339,005	11,888,905
*	Liberty Media Holding Corp. Capital Class A	982,968	114,132,415
*	Liberty Media Holding Corp. Interactive Class A	4,235,162	60,816,926
* #	Live Nation, Inc.	239,533	2,843,257
	Macy’s, Inc.	1,739,930	42,941,472
#	MDC Holdings, Inc.	317,309	13,288,901
* #	Mohawk Industries, Inc.	404,517	28,886,559
	News Corp. Class A	35,876	660,477
	OfficeMax, Inc.	383,200	8,150,664
* #	R.H. Donnelley Corp.	309,570	2,194,851
*	Radio One, Inc. Class D	45,200	56,952
#	Ryland Group, Inc.	225,700	6,385,053

1

#	Saks, Inc.	981,150	$15,266,694
#	Service Corp. International	398,500	4,303,800
#	Time Warner, Inc.	18,688,980	291,734,978
* #	Toll Brothers, Inc.	919,700	19,506,837
*	TRW Automotive Holdings Corp.	362,600	8,006,208
	Whirlpool Corp.	142,915	12,057,739
	Wyndham Worldwide Corp.	797,860	17,688,556
Total Consumer Discretionary			1,534,058,865

Consumer Staples — (4.5%)
#	Archer-Daniels-Midland Co.	1,240,260	55,935,726
#	Coca-Cola Enterprises, Inc.	3,580,472	87,470,931
*	Constellation Brands, Inc. Class A	410,110	7,878,213
#	Corn Products International, Inc.	483,600	17,752,956
	Del Monte Foods Co.	1,086,541	9,757,138
	J.M. Smucker Co.	397,802	20,363,484
	Kraft Foods, Inc.	4,030,190	125,621,022
	Molson Coors Brewing Co.	578,690	31,226,112
	PepsiAmericas, Inc.	402,100	10,173,130
#	Pilgrim’s Pride Corp.	236,318	5,544,020
* #	Rite Aid Corp.	956,300	2,553,321
* #	Smithfield Foods, Inc.	799,600	22,028,980
#	SUPERVALU, Inc.	1,536,742	40,339,478
	Tyson Foods, Inc. Class A	2,025,659	29,189,746
	Weis Markets, Inc.	11,500	372,715
Total Consumer Staples			466,206,972

Energy — (14.5%)
	Anadarko Petroleum Corp.	3,481,656	221,920,753
	Apache Corp.	2,319,190	266,034,285
	Chesapeake Energy Corp.	3,199,938	144,701,196
#	Cimarex Energy Co.	361,347	19,042,987
#	ConocoPhillips	3,106,640	256,950,194
#	Devon Energy Corp.	1,997,042	205,136,154
*	Forest Oil Corp.	475,600	23,461,348
#	Helmerich & Payne, Inc.	112,857	5,059,379
	Hess Corp.	825,029	76,876,202
*	Mariner Energy, Inc.	257,480	7,139,920
*	Newfield Exploration Co.	674,465	37,351,872
	Noble Energy, Inc.	233,800	18,096,120
#	Overseas Shipholding Group, Inc.	286,600	17,975,552
#	Patterson-UTI Energy, Inc.	274,100	6,504,393
#	Pioneer Natural Resources Co.	786,498	35,227,245
*	Plains Exploration & Production Co.	494,802	26,719,308
*	Pride International, Inc.	312,040	11,058,698
	Rowan Companies, Inc.	158,866	6,403,889
*	SEACOR Holdings, Inc.	171,200	16,433,488
#	Tidewater, Inc.	431,200	24,211,880
*	Unit Corp.	2,500	137,875
	Valero Energy Corp.	1,004,075	58,005,413
Total Energy			1,484,448,151

2

Financials — (28.4%)
*	Allegheny Corp.	36,002	$12,996,722
	Allstate Corp.	2,126,900	101,516,937
#	American Capital Strategies, Ltd.	367,447	13,334,652
#	American Financial Group, Inc.	883,300	22,850,971
#	American International Group, Inc.	2,782,260	130,376,704
	American National Insurance Co.	71,652	8,128,919
* #	AmeriCredit Corp.	399,100	5,739,058
	Associated Banc-Corp.	105,669	2,633,272
	Assurant, Inc.	144,800	9,057,240
	Bank of America Corp.	3,687,017	146,522,056
#	Bear Stearns Companies, Inc.	417,870	33,371,098
#	Capital One Financial Corp.	1,606,984	73,969,474
#	Chubb Corp.	1,482,600	75,464,340
	Cincinnati Financial Corp.	1,328,489	49,379,936
	CIT Group, Inc.	1,326,512	29,475,097
#	CNA Financial Corp.	1,929,282	51,415,365
#	Comerica, Inc.	295,400	10,705,296
#	Commerce Group, Inc.	315,600	11,437,344
*	Conseco, Inc.	402,300	4,718,979
#	Federal National Mortgage Association	281,739	7,790,083
	Fidelity National Financial, Inc.	952,159	16,767,520
#	First American Corp.	722,800	25,175,124
	First Citizens BancShares, Inc.	10,300	1,464,557
	Fulton Financial Corp.	236,699	2,752,809
	Genworth Financial, Inc.	932,123	21,606,611
	Hanover Insurance Group, Inc.	388,766	16,985,187
#	Hartford Financial Services Group, Inc.	1,157,500	80,909,250
	HCC Insurance Holdings, Inc.	229,957	5,532,765
	Hudson City Bancorp, Inc.	1,932,473	30,668,347
	Huntington Bancshares, Inc.	339,765	4,151,928
	Janus Capital Group, Inc.	1,558,800	37,754,136
	JPMorgan Chase & Co.	6,532,534	265,547,507
	KeyCorp	928,500	20,473,425
	Legg Mason, Inc.	288,147	19,029,228
#	Lehman Brothers Holdings, Inc.	943,839	48,126,351
#	Leucadia National Corp.	64,952	2,939,728
	Lincoln National Corp.	1,092,926	55,859,448
	Loews Corp.	3,874,202	162,096,612
#	M&T Bank Corp.	202,046	16,583,936
#	Marsh & McLennan Companies, Inc.	43,800	1,115,586
#	Marshall & Ilsley Corp.	423,001	9,813,623
#	Mercury General Corp.	117,500	5,358,000
#	Merrill Lynch & Co., Inc.	750,300	37,184,868
	MetLife, Inc.	5,587,198	325,510,156
	Morgan Stanley	1,113,600	46,904,832
	National City Corp.	1,962,794	31,129,913
	Nationwide Financial Services, Inc.	393,102	16,215,458
#	New York Community Bancorp, Inc.	2,262,500	36,946,625
	Odyssey Re Holdings Corp.	351,255	12,708,406
	Old Republic International Corp.	1,782,254	24,452,525
#	Principal Financial Group, Inc.	1,193,300	65,905,959
	Protective Life Corp.	547,200	21,116,448
	Prudential Financial, Inc.	1,861,400	135,826,358
	Reinsurance Group of America, Inc.	479,000	26,206,090
#	SAFECO Corp.	530,900	24,559,434
#	South Financial Group, Inc.	543,733	7,846,067
	Sovereign Bancorp, Inc.	2,013,036	22,203,787

3

	StanCorp Financial Group, Inc.	222,900	$10,942,161
#	SunTrust Banks, Inc.	724,560	42,118,673
#	The Colonial BancGroup, Inc.	181,500	2,192,520
	The Travelers Companies, Inc.	5,164,209	239,670,940
	Torchmark Corp.	174,800	10,533,448
	Transatlantic Holdings, Inc.	101,793	6,860,848
	UnionBanCal Corp.	276,000	12,853,320
	Unitrin, Inc.	496,679	17,681,772
	Unum Group	2,446,189	56,042,190
	W. R. Berkley Corp.	364,104	10,482,554
	Webster Financial Corp.	212,100	5,932,437
	Wesco Financial Corp.	19,000	7,391,000
	Zions Bancorporation	158,800	7,582,700
Total Financials			2,916,596,710

Health Care — (1.1%)
* #	Community Health Systems, Inc.	95,826	2,977,314
	Health Management Associates, Inc.	560,097	2,996,519
* #	Invitrogen Corp.	237,824	20,093,750
* #	Millennium Pharmaceuticals, Inc.	2,070,900	28,971,891
#	Omnicare, Inc.	239,700	5,028,906
	PerkinElmer, Inc.	65,900	1,635,638
* #	Tenet Healthcare Corp.	1,525,700	7,338,617
#	UnitedHealth Group, Inc.	264,040	12,272,579
	Universal Health Services, Inc.	19,844	1,060,067
*	Watson Pharmaceuticals, Inc.	676,800	18,821,808
*	WellPoint, Inc.	173,138	12,133,511
Total Health Care			113,330,600

Industrials — (12.5%)
* #	AGCO Corp.	428,452	27,789,397
#	Alexander & Baldwin, Inc.	139,805	6,157,012
* #	Allied Waste Industries, Inc.	2,728,976	28,217,612
*	Avis Budget Group, Inc.	432,980	4,948,961
	Burlington Northern Santa Fe Corp.	2,216,173	194,535,666
#	CSX Corp.	3,367,404	163,386,442
#	Curtiss-Wright Corp.	53,560	2,252,734
	GATX Corp.	390,900	14,064,582
#	IKON Office Solutions, Inc.	432,700	3,080,824
* #	Kansas City Southern	557,700	19,965,660
	Kennametal, Inc.	18,785	570,500
	Norfolk Southern Corp.	3,209,002	169,724,116
	Northrop Grumman Corp.	2,635,484	207,175,397
	Pentair, Inc.	164,120	5,353,594
	R. R. Donnelley & Sons Co.	397,847	12,663,470
#	Raytheon Co.	740,994	48,046,051
#	Ryder System, Inc.	466,600	26,880,826
	Southwest Airlines Co.	5,164,520	63,317,015
	Timken Co.	170,800	5,146,204
#	UAL Corp.	378,017	11,453,915
	Union Pacific Corp.	2,068,700	258,091,012
*	United Rentals, Inc.	265,692	5,340,409
* #	YRC Worldwide, Inc.	445,344	6,127,933
Total Industrials			1,284,289,332

4

Information Technology — (3.8%)
*	3Com Corp.	1,041,900	$3,427,851
* #	Advanced Micro Devices, Inc.	575,230	4,147,408
* #	Applied Micro Circuits Corp.	53,300	396,019
*	Arrow Electronics, Inc.	456,200	14,876,682
*	Avnet, Inc.	1,074,500	36,221,395
	AVX Corp.	507,400	6,362,796
*	Computer Sciences Corp.	1,385,243	60,188,808
*	Compuware Corp.	943,130	7,507,315
*	Convergys Corp.	193,000	2,786,920
	Electronic Data Systems Corp.	2,164,600	37,490,872
*	Fairchild Semiconductor Corp. Class A	43,100	480,565
#	Fidelity National Information Services, Inc.	402,462	16,698,148
*	Ingram Micro, Inc.	1,339,168	20,449,095
*	Integrated Device Technology, Inc.	1,446,600	12,136,974
*	International Rectifier Corp.	186,700	4,251,159
	Intersil Corp.	1,048,598	24,400,876
* #	JDS Uniphase Corp.	303,862	3,995,785
*	Metavante Technologies, Inc.	33,317	721,979
* #	Micron Technology, Inc.	3,907,157	29,381,821
*	NCR Corp.	184,100	4,079,656
*	Novellus Systems, Inc.	261,568	5,775,421
* #	Sandisk Corp.	138,300	3,256,965
*	Sanmina-SCI Corp.	3,848,400	6,349,860
* #	Sun Microsystems, Inc.	528,425	8,666,170
* #	Symantec Corp.	1,330,664	22,408,382
*	Tech Data Corp.	385,011	12,840,117
*	Tellabs, Inc.	1,964,818	12,928,502
*	Unisys Corp.	719,700	2,972,361
*	Vishay Intertechnology, Inc.	1,283,816	11,721,240
	Xerox Corp.	840,038	12,348,559
Total Information Technology			389,269,701

Materials — (3.2%)
#	Alcoa, Inc.	964,763	35,831,298
	Ashland, Inc.	532,611	23,525,428
	Bemis Co., Inc.	226,200	5,614,284
	Chemtura Corp.	844,230	6,973,340
	Cytec Industries, Inc.	188,900	10,820,192
* #	Domtar Corp.	4,576,336	29,151,260
#	International Paper Co.	1,615,245	51,203,267
	Louisiana-Pacific Corp.	795,400	8,653,952
	Lubrizol Corp.	179,500	10,464,850
	MeadWestavco Corp.	1,393,431	35,755,440
	Reliance Steel & Aluminum Co.	116,900	6,489,119
*	Smurfit-Stone Container Corp.	1,764,694	14,029,317
#	Titanium Metals Corp.	70,926	1,462,494
#	Tronox, Inc. Class B	92,517	408,000
#	Valhi, Inc.	115,611	2,234,761
#	Westlake Chemical Corp.	21,400	345,396
	Weyerhaeuser Co.	1,440,429	88,154,255
#	Worthington Industries, Inc.	131,400	2,311,326
Total Materials			333,427,979

5

Telecommunication Services — (5.9%)
	AT&T, Inc.	8,217,218	$286,205,703
	CenturyTel, Inc.	288,690	10,447,691
* #	Level 3 Communications, Inc.	195,500	435,965
#	Qwest Communications International, Inc.	1,972,600	10,652,040
#	Sprint Nextel Corp.	1,956,986	13,914,171
#	Telephone & Data Systems, Inc.	413,797	19,407,079
	Telephone & Data Systems, Inc. Special Shares	177,000	7,628,700
* #	United States Cellular Corp.	268,725	16,929,675
	Verizon Communications, Inc.	6,509,152	236,412,401
Total Telecommunication Services			602,033,425

TOTAL COMMON STOCKS			9,123,661,735

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $72,020,000 FHLMC 6.50%, 09/01/37, valued at $71,496,575) to be repurchased at $70,473,262	$70,456	70,456,000

SECURITIES LENDING COLLATERAL — (10.5%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $1,187,676,863 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 09/01/20 to 06/01/47, valued at $963,719,292) to be repurchased at $935,895,406	935,650	935,649,798
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $43,267,817 FNMA 5.500%, 05/01/37 & 7.000%, 08/01/37, valued at $42,987,434) to be repurchased at $41,547,703	41,537	41,536,800
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $305,763,017 FNMA, rates ranging from 5.722%(r) to 6.913%(r), maturities ranging from 04/01/18 to 07/01/42, valued at $100,011,868) to be repurchased at $97,124,441	97,099	97,098,791

TOTAL SECURITIES LENDING COLLATERAL			1,074,285,389

TOTAL INVESTMENTS - (100.0%)
(Cost $9,529,984,232) ##			$10,268,403,124

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$9,123,661,735
Level 2 – Other Significant Observable Inputs	1,144,741,389
Level 3 – Significant Unobservable Inputs	—
Total	$10,268,403,124

6

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.0%)
Consumer Discretionary — (15.1%)
*	4Kids Entertainment, Inc.	426,141	$5,045,509
* #	99 Cents Only Stores	1,162,300	10,797,767
*	A.C. Moore Arts & Crafts, Inc.	317,419	2,720,281
* #	AbitibiBowater Canada, Inc.	317,836	3,289,603
*	Acme Communications, Inc.	470,621	1,383,626
*	AH Belo Corp. Series A	368,818	4,488,515
	Aldila, Inc.	200	3,250
*	Alloy, Inc.	454,143	3,492,360
#	Ambassadors International, Inc.	14,878	165,741
	American Axle & Manufacturing Holdings, Inc.	1,968,362	38,737,364
*	American Biltrite, Inc.	58,409	423,465
#	American Greetings Corp. Class A	1,809,500	34,054,790
*	America’s Car-Mart, Inc.	271,261	2,956,745
#	Arctic Cat, Inc.	129,764	981,016
#	ArvinMeritor, Inc.	3,097,062	34,965,830
	Asbury Automotive Group, Inc.	1,093,802	15,335,104
*	Ashworth, Inc.	421,289	1,423,957
*	Audiovox Corp. Class A	643,817	5,794,353
* #	Avatar Holdings, Inc.	155,472	6,697,734
*	Bakers Footwear Group, Inc.	3,752	7,954
*	Ballantyne of Omaha, Inc.	85,155	419,814
	Bassett Furniture Industries, Inc.	321,575	3,775,290
	Beasley Broadcast Group, Inc.	115,020	638,361
#	Beazer Homes USA, Inc.	32,486	230,651
	Belo Corp. Class A	1,833,293	21,577,859
*	Benihana, Inc. Class A	6,500	69,615
*	Big Lots, Inc.	1,866,208	31,445,605
*	Birks & Mayors, Inc.	25,119	124,590
#	Blockbuster, Inc. Class A	2,462,458	7,485,872
*	Blockbuster, Inc. Class B	936,800	2,594,936
* #	Bluegreen Corp.	982,198	8,309,395
	Bob Evans Farms, Inc.	1,381,208	39,985,972
#	Bon-Ton Stores, Inc.	60,601	346,638
	Books-A-Million, Inc.	47,962	397,605
#	Borders Group, Inc.	122,157	1,131,174
	Bowl America, Inc. Class A	31,040	478,016
	Brunswick Corp.	41,400	674,406
*	Buca, Inc.	602,329	246,955
*	Cache, Inc.	15	149
* #	California Coastal Communities, Inc.	259,274	1,324,890
#	Carmike Cinemas, Inc.	415,429	3,003,552
*	Carriage Services, Inc.	520,547	4,112,321
*	Catalina Lighting, Inc.	21,540	86,160

1

*	Cavalier Homes, Inc.	430,307	$731,522
* #	Cavco Industries, Inc.	159,328	5,248,264
●	Championship Auto Racing Teams, Inc.	4,800	—
* #	Charming Shoppes, Inc.	3,075,915	16,948,292
* #	Charter Communications, Inc.	114,100	109,764
*	Chromcraft Revington, Inc.	18,010	81,045
	Churchill Downs, Inc.	56,299	2,563,293
#	Citadel Broadcasting Co.	2,803,287	2,943,451
	Coachmen Industries, Inc.	518,600	2,297,398
	Coast Distribution System, Inc.	131,895	712,233
	Cobra Electronics Corp.	107,747	516,108
#	Collectors Universe, Inc.	179,801	1,673,947
* #	Comstock Homebuilding Companies, Inc.	98,964	76,202
*	Concord Camera Corp.	189,954	830,099
*	Congoleum Corp. Class A	90,400	2,260
#	Cooper Tire & Rubber Co.	2,195,656	39,675,504
* #	Cost Plus, Inc.	291,934	1,021,769
*	Cox Radio, Inc.	1,447,908	15,912,509
	CSS Industries, Inc.	270,150	9,430,936
*	Culp, Inc.	349,518	2,551,481
* #	Cumulus Media, Inc. Class A	1,669,142	9,180,281
	Decorator Industries, Inc.	34,374	153,308
*	dELiA*s, Inc.	20,043	39,886
	Delta Apparel, Inc.	224,389	1,990,330
*	Design Within Reach, Inc.	1,200	2,892
*	DG Fastchannel, Inc.	1	20
*	Diedrich Coffee, Inc.	31,478	100,100
* #	Directed Electronics, Inc.	101,053	222,317
*	Dixie Group, Inc.	358,599	3,159,257
* #	Dominion Homes, Inc.	204,274	124,607
*	Dorman Products, Inc.	399,813	4,198,036
	Dover Motorsports, Inc.	350,643	2,422,943
*	Duckwall-ALCO Stores, Inc.	109,500	1,715,865
*	ELXSI Corp.	27,300	50,505
*	EMAK Worldwide, Inc.	50	50
*	Emerson Radio Corp.	254,361	274,710
#	Emmis Communications Corp. Class A	1,121,945	3,320,957
#	Entercom Communications Corp.	1,381,227	15,428,306
*	Entravision Communications Corp.	2,330,020	13,514,116
* #	Escala Group, Inc.	312,991	888,894
	Escalade, Inc.	39,600	360,360
	Federal Screw Works	3,125	32,500
* #	Federal-Mogul Corp.	823,500	370,575
#	Finish Line, Inc. Class A	1,024,667	2,899,808
*	Finlay Enterprises, Inc.	218,041	202,778
*	Flanigan’s Enterprises, Inc.	156	1,256
	Flexsteel Industries, Inc.	143,380	1,889,748
	Footstar, Inc.	468,700	1,991,975
*	Franklin Covey Co.	388,054	2,995,777
*	Franklin Electronic Publishers, Inc.	135,104	295,878
#	Fred’s, Inc.	1,088,904	9,560,577
	Frisch’s Restaurants, Inc.	10,070	217,512
	FTD Group, Inc.	402,263	5,547,207
* #	Fuel Systems Solutions, Inc.	9,809	101,425
#	Furniture Brands International, Inc.	1,999,950	25,999,350

2

* #	Gander Mountain Co.	505,238	$2,854,595
*	G-III Apparel Group, Ltd.	343	4,490
*	Gottschalks, Inc.	293,879	675,922
#	Gray Television, Inc.	1,437,350	8,336,630
	Gray Television, Inc. Class A	41,706	285,686
*	Great Wolf Resorts, Inc.	441,903	3,035,874
#	Group 1 Automotive, Inc.	759,600	18,610,200
*	Hampshire Group, Ltd.	41,080	492,960
#	Handleman Co.	715,777	937,668
*	Harris Interactive, Inc.	1,702,256	4,613,114
*	Hartmarx Corp.	963,400	2,408,500
*	Hastings Entertainment, Inc.	351,070	2,878,774
#	Haverty Furniture Co., Inc.	517,500	5,081,850
*	Hayes Lemmerz International, Inc.	1,930,671	6,139,534
*	Hollywood Media Corp.	269,000	715,540
	ILX Resorts, Inc.	97,633	551,626
*	Image Entertainment, Inc.	48,050	102,827
*	Interstate Hotels & Resorts, Inc.	660,325	3,281,815
	J. Alexander’s Corp.	127,237	984,814
*	Jaclyn, Inc.	32,525	262,639
*	Jakks Pacific, Inc.	863,920	24,146,564
* #	Jarden Corp.	177,918	4,286,045
*	Jo-Ann Stores, Inc.	753,900	12,439,350
	Johnson Outdoors, Inc.	170,950	3,162,575
	Jones Apparel Group, Inc.	296,400	4,182,204
	Journal Communications, Inc. Class A	194,778	1,342,020
#	Journal Register Co.	996,800	996,800
	Kenneth Cole Productions, Inc. Class A	190,796	2,837,137
	Kimball International, Inc. Class B	735,352	7,684,428
* #	Kirkland’s, Inc.	196,079	168,628
	LaCrosse Footwear, Inc.	40,063	671,055
*	Lakeland Industries, Inc.	133,886	1,407,142
* #	Lakes Entertainment, Inc.	241,159	1,418,015
#	Landry’s Restaurants, Inc.	658,635	11,677,599
*	Lazare Kaplan International, Inc.	150,161	1,501,610
#	La-Z-Boy, Inc.	1,787,639	15,069,797
* #	Lear Corp.	1,006,357	27,755,326
#	Lee Enterprises, Inc.	895,833	9,236,038
* #	Lenox Group, Inc.	440,800	815,480
	Levitt Corp. Class A	154,700	309,400
	Libbey, Inc.	370,797	5,765,893
#	Lifetime Brands, Inc.	280,172	2,894,177
*	Lin TV Corp.	953,190	9,789,261
#	Lithia Motors, Inc. Class A	459,091	4,719,455
*	Lodgenet Entertainment Corp.	25,800	240,198
*	Lodgian, Inc.	710,947	6,362,976
*	Luby’s, Inc.	430,332	3,937,538
#	M/I Homes, Inc.	359,251	5,924,049
*	Mace Security International, Inc.	187,474	328,079
* #	Magna Entertainment Corp.	154,700	122,213
* #	MarineMax, Inc.	659,419	8,097,665
*	Max & Erma’s Restaurants, Inc.	13,134	34,280
	McRae Industries, Inc. Class A	30,453	472,021
	MDC Holdings, Inc.	254,308	10,650,419
*	Meade Instruments Corp.	640,020	979,231

3

#	Media General, Inc. Class A	988,866	$15,426,310
*	Merisel, Inc.	3,600	8,100
	Modine Manufacturing Co.	1,321,003	16,486,117
	Monaco Coach Corp.	976,100	9,546,258
*	Morton’s Restaurant Group, Inc.	30,400	235,600
	Movado Group, Inc.	60,758	1,170,199
* #	Multimedia Games, Inc.	603,825	4,226,775
	National Presto Industries, Inc.	142,451	7,464,432
*	Nature Vision, Inc.	2,100	4,368
#	Nautilus Group, Inc.	148,500	622,215
* #	Navarre Corp.	252,150	416,047
* #	New Motion, Inc.	209,257	1,067,211
*	Nitches, Inc.	12,141	20,397
*	Nobel Learning Communities, Inc.	61,291	800,460
#	Noble International, Ltd.	64,609	704,884
#	Orleans Homebuilders, Inc.	221,279	1,108,608
	O’Charleys, Inc.	761,367	8,595,833
#	Oxford Industries, Inc.	218,945	4,628,497
*	P & F Industries, Inc. Class A	12,917	90,096
* #	Palm Harbor Homes, Inc.	544,540	2,744,482
#	Penske Automotive Group, Inc.	2,863,983	51,666,253
*	Perry Ellis International, Inc.	484,316	9,487,750
*	Phoenix Footwear Group, Inc.	216,337	395,897
#	Pier 1 Imports, Inc.	1,461,152	7,656,436
*	Pinnacle Entertainment, Inc.	540,950	8,471,277
*	Pomeroy IT Solutions, Inc.	407,504	2,677,301
* #	Proliance International, Inc.	362,891	1,008,837
*	QEP Co., Inc.	39,432	363,957
* #	Quaker Fabric Corp.	549,428	10,439
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	682,183	477,528
*	Quiksilver, Inc.	34,500	310,500
*	Radio One, Inc. Class D	1,952,773	2,460,494
*	RC2 Corp.	562,900	10,441,795
	RCN Corp.	923,422	10,249,984
* #	Reading International, Inc. Class A	199,977	1,901,781
*	Reading International, Inc. Class B	14,460	144,600
*	Red Lion Hotels Corp.	546,302	4,375,879
*	Regent Communications, Inc.	1,314,367	1,196,074
	Regis Corp.	681,355	17,067,943
*	Rex Stores Corp.	333,450	6,192,166
*	Riviera Holdings Corp.	16,400	374,084
* #	Rockford Corp.	250,500	335,670
* #	Rocky Brands, Inc.	180,983	1,026,174
	Russ Berrie & Co., Inc.	322,138	4,207,122
	Ryland Group, Inc.	183,050	5,178,484
*	S&K Famous Brands, Inc.	76,900	501,772
*	Saga Communications, Inc. Class A	286,367	1,666,656
	Salem Communications Corp.	169,884	560,617
*	Schieb (Earl), Inc.	73,900	240,175
*	Scholastic Corp.	1,773,991	61,859,066
* #	Sharper Image Corp.	397,246	87,394
	Shiloh Industries, Inc.	388,470	3,620,540
* #	Shoe Carnival, Inc.	285,190	3,864,324
*	Silverleaf Resorts, Inc.	121,800	404,376
#	Sinclair Broadcast Group, Inc. Class A	996,428	9,197,030

4

* #	Six Flags, Inc.	2,636,000	$5,192,920
#	Skyline Corp.	200,900	5,665,380
	Sonic Automotive, Inc.	1,282,597	22,804,575
* #	Source Interlink Companies, Inc.	1,566,006	2,646,550
* #	Spanish Broadcasting System, Inc.	774,108	1,161,162
*	SPAR Group, Inc.	3,200	4,064
	Speedway Motorsports, Inc.	12,500	365,000
*	Sport Chalet, Inc. Class A	127,528	567,500
*	Sport Chalet, Inc. Class B	12,269	52,757
	Sport Supply Group, Inc.	700	7,952
*	Sport-Haley, Inc.	61,900	142,989
	Stage Stores, Inc.	1,567,797	19,848,310
#	Standard Motor Products, Inc.	649,750	4,814,647
#	Standard Pacific Corp.	394,900	1,623,039
	Star Buffet, Inc.	7,100	38,695
*	Steinway Musical Instruments, Inc.	234,301	5,789,578
	Stewart Enterprises, Inc.	3,188,642	19,036,193
*	Stoneridge, Inc.	642,200	6,922,916
	Strattec Security Corp.	26,105	975,283
#	Superior Industries International, Inc.	936,600	16,259,376
	Superior Uniform Group, Inc.	137,800	1,364,220
#	Syms Corp.	338,200	4,548,790
* #	Syntax-Brillian Corp.	174,642	124,083
*	Talon International, Inc.	29,600	10,360
#	Tandy Brand Accessories, Inc.	200,326	1,217,982
* #	Tarragon Corp.	60,142	105,248
*	Tarrant Apparel Group	281,000	224,800
*	The Hallwood Group, Inc.	159	10,418
	The Marcus Corp.	609,320	9,712,561
#	The Pep Boys - Manny, Moe & Jack	1,872,600	21,422,544
*	The Sports Club Co., Inc.	113,300	150,122
* #	The Steak n Shake Co.	757,175	6,314,839
*	Trans World Entertainment Corp.	1,045,274	4,170,643
*	Triple Crown Media, Inc.	152,303	601,597
* #	Trump Entertainment Resorts, Inc.	446,526	1,795,035
*	Unifi, Inc.	1,705,064	4,842,382
	Unifirst Corp.	408,100	15,764,903
	Virco Manufacturing Corp.	11,066	65,732
#	Visteon Corp.	2,595,339	9,083,686
*	Voyager Learning Co.	103,000	721,000
*	Warnaco Group, Inc.	1,095,797	41,158,135
* #	WCI Communities, Inc.	1,453,300	5,653,337
*	Wells-Gardner Electronics Corp.	91,078	136,617
* #	West Marine, Inc.	603,978	4,874,102
*	Wilsons The Leather Experts, Inc.	682,051	456,974
#	Xerium Technologies, Inc.	16,600	83,166
* #	Zale Corp.	1,349,084	26,064,303
Total Consumer Discretionary			1,347,128,428

Consumer Staples — (3.3%)
*	Alliance One International, Inc.	2,194,967	10,755,338
#	American Italian Pasta Co.	580,800	2,904,000
*	Bridgford Foods Corp.	10,359	63,811
*	Cagle’s, Inc. Class A	3,992	32,255
* #	Caribou Coffee Co.	1,700	4,420

5

* #	Central Garden & Pet Co.	782,104	$3,855,773
*	Central Garden & Pet Co. Class A	1,333,456	5,867,206
#	Chiquita Brands International, Inc.	1,537,940	31,481,632
	Del Monte Foods Co.	698,994	6,276,966
	Farmer Brothers Co.	134,422	3,001,643
	Golden Enterprises, Inc.	16,900	45,461
	Griffin Land & Nurseries, Inc. Class A	31,574	1,157,187
*	Hain Celestial Group, Inc.	1,402,074	37,855,998
#	Imperial Sugar Co.	244,621	4,696,723
	Ingles Market, Inc. Class A	39,657	952,165
*	Katy Industries, Inc.	130,300	247,570
*	Monterey Pasta Co.	463,402	1,274,355
#	Nash Finch Co.	428,033	15,011,117
*	Natural Alternatives International, Inc.	107,798	982,040
* #	Natural Health Trends Corp.	89,192	87,408
	Oil-Dri Corp. of America	73,755	1,427,159
*	Omega Protein Corp.	663,018	7,027,991
*	Pantry, Inc.	46,353	1,115,253
* #	Parlux Fragrances, Inc.	380,699	1,286,763
*	Performance Food Group Co.	1,548,270	50,318,775
	Pilgrim’s Pride Corp.	93,197	2,186,402
*	Prestige Brands Holdings, Inc.	545,841	4,208,434
	PriceSmart, Inc.	353,626	8,578,967
*	Pyramid Breweries, Inc.	218,416	473,963
*	Redhook Ale Brewery, Inc.	170,019	882,399
* #	Sanfilippo (John B.) & Son, Inc.	246,021	2,295,376
*	Scheid Vineyards, Inc.	6,720	219,072
	Schiff Nutrition International, Inc.	123,708	750,908
	Scope Industries	8,100	680,400
#	Seaboard Corp.	15,593	24,792,870
*	Seneca Foods Corp. Class A	1,583	31,723
*	Seneca Foods Corp. Class B	12,871	274,152
* #	Spectrum Brands, Inc.	444,100	1,669,816
	Stephan Co.	53,800	161,400
	Tasty Baking Co.	229,200	1,570,020
*	TreeHouse Foods, Inc.	198,054	4,390,857
#	Universal Corp.	868,059	49,401,238
	Weis Markets, Inc.	93,400	3,027,094
* #	Winn-Dixie Stores, Inc.	182,117	2,977,613
*	Zapata Corp.	337,047	2,376,181
Total Consumer Staples			298,677,894

Energy — (9.4%)
	Adams Resources & Energy, Inc.	33,137	820,141
* #	Allis-Chalmers Energy, Inc.	360,694	4,551,958
* #	Basic Energy Services, Inc.	404,698	8,563,410
*	Bois d’Arc Energy, Inc.	123,900	2,660,133
* #	BPZ Resources, Inc.	338	5,330
*	Brigham Exploration Co.	1,003,587	7,838,014
* #	Bristow Group, Inc.	856,977	45,214,107
*	Bronco Drilling Co., Inc.	806,960	12,758,038
*	Callon Petroleum Co.	656,200	12,100,328
*	Catalytica Energy Systems, Inc.	33,158	192,648
*	Complete Production Services, Inc.	146,277	2,840,699
*	Comstock Resources, Inc.	1,898,367	68,910,722

6

* #	Edge Petroleum Corp.	352,416	$1,691,597
*	Encore Acquisition Co.	1,781,324	65,552,723
* #	EXCO Resources, Inc.	1,112,153	19,295,855
* #	Exterran Holdings, Inc.	2,039,425	142,045,951
*	Grey Wolf, Inc.	950,606	5,893,757
	Gulf Island Fabrication, Inc.	669	19,515
*	Gulfmark Offshore, Inc.	386,273	19,568,590
*	Harvest Natural Resources, Inc.	1,049,897	12,871,737
*	HKN, Inc.	35,862	311,641
* #	Infinity, Inc.	60,963	26,824
*	Mariner Energy, Inc.	1,230,792	34,129,862
*	Meridian Resource Corp.	3,153,742	4,888,300
*	Natural Gas Services Group	149,623	3,351,555
*	Newpark Resources, Inc.	1,606,913	7,118,625
*	Oil States International, Inc.	3,200	134,912
*	Parker Drilling Co.	1,092,143	7,240,908
*	Petrohawk Energy Corp.	922,293	16,675,057
*	Petroleum Development Corp.	470,740	32,838,822
*	PHI, Inc.	256,264	7,754,549
*	Pioneer Drilling Co.	1,913,445	25,659,297
*	Quest Resource Corp.	7,250	51,475
*	Royale Energy, Inc.	3,893	13,509
*	Stone Energy Corp.	1,217,296	61,789,945
*	Swift Energy Corp.	1,253,094	59,810,177
* #	Trico Marine Services, Inc.	442,190	17,475,349
*	Union Drilling, Inc.	210,671	4,217,633
#	USEC, Inc.	3,185,602	20,324,141
*	VeraSun Energy Corp.	81,700	738,568
*	Whiting Petroleum Corp.	1,626,235	99,558,107
Total Energy			837,504,509

Financials — (19.0%)
	1st Independence Financial Group, Inc.	5,052	81,085
	1st Source Corp.	585,333	10,219,914
	21st Century Holding Co.	34,621	452,150
	Abigail Adams National Bancorp, Inc.	977	10,131
	Abington Bancorp, Inc.	55,023	551,881
	Access National Corp.	500	3,820
	Advanta Corp. Class A	345,376	2,452,170
	Advanta Corp. Class B	538,375	4,156,255
	Affirmative Insurance Holdings, Inc.	128,487	1,146,104
	Alfa Corp.	271,888	5,919,002
#	Alliance Financial Corp.	17,911	454,939
*	AmComp, Inc.	307,318	3,764,645
	Amcore Financial, Inc.	114,134	2,216,482
	Ameriana Bancorp	30,395	266,564
	American Bancorp of New Jersey, Inc.	121,123	1,300,861
	American Equity Investment Life Holding Co.	1,776,391	16,964,534
*	American Independence Corp.	20,795	166,360
	American National Bankshares, Inc.	11,981	265,739
	American Physicians Capital, Inc.	387,862	17,116,350
	American Physicians Services Group, Inc.	35,600	672,840
	American West Bancorporation	277,922	2,454,051
*	AmeriCredit Corp.	20,796	299,046
#	Ameris Bancorp	41,081	584,172

7

*	AmeriServe Financial, Inc.	510,383	$1,480,111
	Anchor Bancorp Wisconsin, Inc.	35,825	678,167
*	Argo Group International Holdings, Ltd.	705,396	26,395,918
	ASB Financial Corp.	10,400	159,900
#	Asset Acceptance Capital Corp.	67,131	654,527
*	Atlantic American Corp.	80,034	124,053
*	B of I Holding, Inc.	16,356	100,589
	Baldwin & Lyons, Inc. Class B	335,671	8,176,946
*	Bancinsurance Corp.	75,970	391,625
	Bancorp Rhode Island, Inc.	7,424	259,617
#	BancTrust Financial Group, Inc.	9,928	109,109
*	Bank of Florida Corp.	111,610	1,044,670
	Bank of Granite Corp.	520	6,209
#	BankAtlantic Bancorp, Inc. Class A	265,996	1,212,942
#	BankFinancial Corp.	324,847	4,619,324
#	BankUnited Financial Corp. Class A	1,124,660	5,488,341
	Banner Corp.	385,856	8,357,641
	Bar Harbor Bankshares	5,490	170,739
#	BCB Bancorp, Inc.	3,746	56,471
	Benjamin Franklin Bancorp, Inc.	11,672	164,225
	Berkshire Bancorp, Inc.	14,843	227,246
	Berkshire Hills Bancorp, Inc.	336,087	7,612,371
	Beverly Hills Bancorp, Inc.	528,495	2,616,050
*	BFC Financial Corp.	33,229	41,536
*	BNCCORP., Inc.	30,988	402,844
*	BNS Holding, Inc.	45,855	641,970
#	Boston Private Financial Holdings, Inc.	1,303,000	17,942,310
	Brookline Bancorp, Inc.	2,246,869	21,592,411
*	Brunswick Bancorp	1,200	11,436
*	CabelTel International Corp.	1,070	1,867
	Cadence Financial Corp.	60,737	931,098
	California First National Bancorp	105,514	1,107,897
	Camco Financial Corp.	68,535	752,514
	Capital Bank Corp.	27,191	272,998
	Capital Corp. of the West	11,590	159,362
	Capital Southwest Corp.	23,982	2,639,459
	Capitol Bancorp, Ltd.	132,832	2,473,332
	Cardinal Financial Corp.	365,731	2,907,561
	Carrollton Bancorp	3,333	43,329
	Cascade Financial Corp.	13,900	175,974
#	Cathay General Bancorp	314,329	6,890,092
* #	Centennial Bank Holdings, Inc.	274,320	1,626,718
	Center Financial Corp.	27,052	263,216
	Centerstate Banks of Florida, Inc.	2,709	36,301
	Central Bancorp, Inc.	3,136	60,399
*	Central Jersey Bancorp	1,300	9,724
#	Central Pacific Financial Corp.	1,025,463	18,960,811
	Centrue Financial Corp.	33,161	637,023
	CFS Bancorp, Inc.	369,685	5,293,889
#	Chemical Financial Corp.	837,675	18,613,138
	Citizens Community Bancorp, Inc.	16,727	149,707
	Citizens First Bancorp, Inc.	284,349	3,585,641
	Citizens First Corp.	100	987
	Citizens Republic Bancorp, Inc.	690,293	7,682,961
	Citizens South Banking Corp.	45,517	463,818

8

* #	Citizens, Inc.	399,498	$2,257,164
*	CNA Surety Corp.	1,165,432	16,444,246
	Codorus Valley Bancorp, Inc.	800	13,240
	Columbia Banking System, Inc.	49,795	1,149,767
	Commerce Group, Inc.	144,348	5,231,172
	Commercial National Financial Corp.	2,064	35,191
	Commonwealth Bankshares, Inc.	23,017	414,076
* #	Community Bancorp	85,049	1,046,103
#	Community Bank System, Inc.	950,500	21,006,050
	Community Bankshares, Inc.	9,621	121,225
	Community Capital Corp.	15,300	236,385
	Community Central Bank Corp.	367	2,041
	Community Trust Bancorp, Inc.	56,213	1,520,562
	Community West Bancshares	2,977	26,391
	Compass Diversified Holdings	29,767	404,831
* #	CompuCredit Corp.	577,127	5,990,578
* #	Consumer Portfolio Services, Inc.	138,716	435,568
	Cooperative Bankshares, Inc.	23,206	261,067
*	Core-Mark Holding Co., Inc.	135,069	3,588,783
#	Corus Bankshares, Inc.	424,648	4,386,614
* #	Cowen Group, Inc.	159,182	1,193,865
*	Cowlitz Bancorporation	7,258	63,580
	Crawford & Co. Class A	779	2,921
	Crawford & Co. Class B	24,896	102,572
*	Crescent Financial Corp.	16,135	140,052
*	Dearborn Bancorp, Inc.	118,782	830,286
	Delphi Financial Group, Inc. Class A	1,353,394	40,818,363
#	Delta Financial Corp.	418,907	23,040
	Dime Community Bancshares	149,278	2,272,011
	Donegal Group, Inc. Class A	613,943	10,019,550
	Donegal Group, Inc. Class B	62,876	1,166,350
	Eastern Insurance Holdings, Inc.	39,722	649,852
	Eastern Virginia Bankshares, Inc.	1,444	25,227
	ECB Bancorp, Inc.	2,589	68,608
#	EMC Insurance Group, Inc.	411,279	9,097,491
* #	Encore Capital Group, Inc.	471,510	3,479,744
#	Epoch Holding Corp.	103,300	1,157,993
	ESB Financial Corp.	45,549	469,155
	Farmers Capital Bank Corp.	4,434	112,180
	FBL Financial Group, Inc. Class A	1,003,211	29,504,436
	Federal Agriculture Mortgage Corp. Class A	1,800	32,256
#	Federal Agriculture Mortgage Corp. Class C	297,200	7,144,688
	Fidelity Bancorp, Inc.	3,703	56,730
	Fidelity Southern Corp.	16,395	130,340
#	Financial Federal Corp.	188,108	4,053,727
	Financial Institutions, Inc.	146,940	2,719,859
	First Bancorp of Indiana, Inc.	4,430	52,717
*	First Bancshares, Inc.	7,807	127,254
*	First Bank of Delaware	70,003	187,258
#	First Busey Corp.	40,039	749,130
	First Citizens BancShares, Inc.	14,028	1,994,641
#	First Commonwealth Financial Corp.	518,273	5,483,328
#	First Community Bancorp	1,223,722	34,876,077
#	First Defiance Financial Corp.	211,983	4,163,346
	First Federal Bancshares of Arkansas, Inc.	123,780	1,856,700

9

	First Federal Bankshares, Inc.	5,984	$86,229
	First Federal of Northern Michigan Bancorp, Inc.	15,942	114,942
#	First Financial Corp.	339,493	8,911,691
	First Franklin Corp.	6,605	60,436
*	First Investors Financial Services Group, Inc.	118,400	648,240
*	First Keystone Financial, Inc.	41,772	560,998
	First M&F Corp.	39,320	598,057
*	First Mariner Bancorp, Inc.	33,344	209,734
	First Merchants Corp.	567,039	15,315,723
	First National Lincoln Corp.	19,161	277,834
	First Niagara Financial Group, Inc.	3,195,675	36,494,610
	First PacTrust Bancorp, Inc.	34,570	585,961
	First Place Financial Corp.	539,434	6,613,461
*	First Regional Bancorp	73,100	1,170,331
	First Security Group, Inc.	66,640	604,425
	First State Bancorporation	165,995	1,972,021
	First United Corp.	33,973	659,076
	First West Virginia Bancorp, Inc.	4,275	75,454
	Firstbank Corp.	57,686	781,081
*	FirstCity Financial Corp.	200,504	1,766,440
* #	FirstFed Financial Corp.	146,742	4,585,687
#	Flagstar Bancorp, Inc.	1,860,200	13,319,032
	Flushing Financial Corp.	406,255	6,621,956
	FNB United Corp.	58,830	682,428
*	FPIC Insurance Group, Inc.	337,273	14,728,712
* #	Franklin Bank Corp.	552,493	2,121,573
* #	Franklin Credit Management Corp.	57,350	48,747
	Fulton Financial Corp.	130,891	1,522,262
	Gateway Financial Holdings, Inc.	220,462	2,524,290
	GB&T Bancshares, Inc.	472,138	4,202,028
	German American Bancorp, Inc.	129,080	1,625,117
	Great Southern Bancorp, Inc.	8,467	151,983
	Greene Bancshares, Inc.	116,871	2,129,390
	Guaranty Federal Bancshares, Inc.	14,450	386,537
	Habersham Bancorp	4,180	61,655
*	Hallmark Financial Services, Inc.	17,737	208,942
	Harleysville Group, Inc.	1,124,353	37,755,774
	Harleysville Savings Financial Corp.	14,793	206,954
	Harrington West Financial Group, Inc.	35,656	371,536
	Hawthorn Bancshares, Inc.	8,918	243,015
#	Heartland Financial USA, Inc.	11,475	204,025
#	Hercules Technology Growth Capital, Inc.	838,526	9,970,074
	Heritage Commerce Corp.	15,280	251,814
	HF Financial Corp.	90,326	1,494,895
	HMN Financial, Inc.	115,271	2,787,253
	Home Federal Bancorp, Inc.	17,961	415,797
	HopFed Bancorp, Inc.	1,300	18,343
	Horace Mann Educators Corp.	1,658,308	28,821,393
	Horizon Financial Corp.	13,700	175,360
* #	HouseValues, Inc.	12,446	32,484
	IBERIABANK Corp.	236,620	10,522,491
	Imperial Capital Bancorp, Inc.	145,988	3,264,292
#	Independence Holding Co.	162,056	1,782,616
	Infinity Property & Casualty Corp.	614,512	24,684,947
	Integra Bank Corp.	135,798	1,929,690

10

#	Intervest Bancshares Corp.	42,757	$568,668
	Investors Title Co.	29,302	1,403,859
#	Irwin Financial Corp.	949,742	7,132,562
	Jefferson Bancshares, Inc.	17,167	184,030
*	Knight Capital Group, Inc.	1,510,132	24,207,416
* #	LaBranche & Co., Inc.	1,285,140	5,963,050
#	Lakeland Bancorp, Inc.	252,584	2,813,786
#	LandAmerica Financial Group, Inc.	622,580	22,923,396
	Landmark Bancorp, Inc.	11,260	273,393
	Leesport Financial Corp.	24,918	442,294
	Legacy Bancorp, Inc.	99,619	1,413,594
	Lincoln Bancorp	24,687	296,244
	LNB Bancorp, Inc.	33,520	436,095
	LSB Corp.	50,752	861,769
	LSB Financial Corp.	7,319	148,576
#	Macatawa Bank Corp.	28,876	266,237
	MainSource Financial Group, Inc.	457,661	5,999,936
* #	Marlin Business Services, Inc.	64,265	611,803
	MASSBANK Corp.	86,847	3,387,033
	Mayflower Bancorp, Inc.	3,974	44,211
	MB Financial, Inc.	1,091,548	31,403,836
#	MBT Financial Corp.	83,752	707,704
	MCG Capital Corp.	2,988,123	35,857,476
*	Meadowbrook Insurance Group, Inc.	970,134	7,722,267
	Medallion Financial Corp.	538,699	5,338,507
#	Mercantile Bancorp, Inc.	8,044	146,401
	Mercantile Bank Corp.	25,871	349,258
	Mercer Insurance Group, Inc.	212,983	3,748,501
	Meta Financial Group, Inc.	33,100	891,714
	MetroCorp Bancshares, Inc.	7,085	95,577
	MFB Corp.	21,960	769,478
	MicroFinancial, Inc.	214,996	1,160,978
	Midland Co.	202,258	13,069,912
#	Midwest Banc Holdings, Inc.	189,485	1,946,011
	MidWestOne Financial Group, Inc.	11,512	188,336
	MutualFirst Financial, Inc.	57,580	794,604
	Nara Bancorp, Inc.	63,468	695,609
#	National Penn Bancshares, Inc.	1,102,970	17,658,550
	National Security Group, Inc.	5,246	80,788
	National Western Life Insurance Co. Class A	42,480	7,567,812
*	Navidec Financial, Inc.	5,188	5,707
*	Navigators Group, Inc.	570,373	31,216,514
#	Nelnet, Inc. Class A	48,200	525,380
	New Hampshire Thrift Bancshares, Inc.	68,417	899,684
	New Westfield Financial, Inc.	49,166	492,643
	NewAlliance Bancshares, Inc.	2,692,954	30,645,817
	NewBridge Bancorp	72,630	700,153
*	Newtek Business Services, Inc.	143,080	154,526
*	NexCen Brands, Inc.	454,113	1,789,205
*	Nexity Financial Corp.	600	4,548
	North Central Bancshares, Inc.	39,100	1,312,978
*	North Pointe Holdings Corp.	4,335	67,583
	Northeast Bancorp	21,700	330,708
	Northeast Community Bancorp, Inc.	26,486	311,210
	Northrim Bancorp, Inc.	31,287	673,922

11

	Northway Financial, Inc.	6,704	$114,638
	NYMAGIC, Inc.	193,716	4,676,304
	OceanFirst Financial Corp.	15,125	244,117
* #	Ocwen Financial Corp.	1,333,159	7,998,954
	Omega Financial Corp.	408,866	11,247,904
	Pacific Capital Bancorp	48,744	1,021,187
	Pacific Mercantile Bancorp	10,285	100,690
*	Pacific Premier Bancorp, Inc.	66,986	545,266
	Pamrapo Bancorp, Inc.	646	10,782
	Park Bancorp, Inc.	4,092	82,822
	Park National Corp.	9,651	583,885
	Parkvale Financial Corp.	69,464	1,929,015
#	Patriot Capital Funding, Inc.	152,155	1,591,541
#	Patriot National Bancorp	7,035	112,736
	PAULA Financial	88,600	451,860
*	Penn Treaty American Corp.	613,274	3,526,325
*	Pennsylvania Commerce Bancorp, Inc.	2,489	65,934
	Peoples Bancorp of Indiana	14,576	220,826
	Peoples Bancorp of North Carolina	3,095	39,616
	Peoples Bancorp, Inc.	292,802	6,359,659
	Peoples Community Bancorp	5,084	35,537
*	Pico Holdings, Inc.	553,594	18,921,843
	Pinnacle Bancshares, Inc.	17,681	194,491
*	Pinnacle Financial Partners, Inc.	50,348	1,154,983
*	Piper Jaffray Companies, Inc.	545,661	21,133,451
*	PMA Capital Corp. Class A	1,039,565	8,524,433
	Premier Financial Bancorp, Inc.	34,455	422,763
	Presidential Life Corp.	932,637	15,630,996
	Princeton National Bancorp, Inc.	7,001	190,427
* #	ProAssurance Corp.	283,417	15,069,282
	ProCentury Corp.	315,898	5,796,728
	Prosperity Bancshares, Inc.	905,973	23,917,687
	Provident Bankshares Corp.	265,299	3,377,256
	Provident Financial Holdings, Inc.	209,247	3,536,274
	Provident Financial Services, Inc.	2,524,606	30,270,026
#	Provident New York Bancorp	1,229,119	16,113,750
	Pulaski Financial Corp.	9,737	107,204
	Rainier Pacific Financial Group, Inc.	169,503	2,300,156
	Renasant Corp.	231,880	4,883,393
	Republic Bancorp, Inc. Class A	12,831	209,915
*	Republic First Bancorp, Inc.	59,552	369,222
#	Resource America, Inc.	151,373	1,808,907
*	Rewards Network, Inc.	127,787	587,820
	Riverview Bancorp, Inc.	228,219	2,441,943
	RLI Corp.	202,079	10,554,586
	Rome Bancorp, Inc.	141,405	1,662,923
*	Royal Bank of Canada	108,679	5,444,826
	Rurban Financial Corp.	13,214	147,997
	Safety Insurance Group, Inc.	262,354	9,730,710
#	Sanders Morris Harris Group, Inc.	192,297	1,717,212
	Sandy Spring Bancorp, Inc.	94,990	2,584,678
*	SCPIE Holdings, Inc.	208,312	5,707,749
*	Seabright Insurance Holdings	650,453	9,691,750
#	Security Bank Corp.	57,716	391,314
	Selective Insurance Group, Inc.	1,945,426	46,223,322

12

	Shore Financial Corp.	11,794	$215,712
	SI Financial Group, Inc.	184	1,774
	Simmons First National Corp. Class A	355,959	9,094,752
	South Financial Group, Inc.	1,208,902	17,444,456
#	South Street Financial Corp.	11,002	75,089
*	Southcoast Financial Corp.	29,416	398,587
	Southern Community Financial Corp.	245,556	1,809,748
*	Southern Connecticut Bancorp, Inc.	26,298	189,346
*	Southern First Bancshares, Inc.	1,100	16,225
	Southwest Bancorp, Inc.	91,296	1,478,082
	State Auto Financial Corp.	733,191	19,898,804
	StellarOne Corp.	128,076	2,215,716
	Sterling Financial Corp.	266,006	3,960,829
#	Stewart Information Services Corp.	586,200	17,451,174
* #	Stratus Properties, Inc.	87,757	2,573,035
* #	Sun American Bancorp	2,280	10,990
*	Sun Bancorp, Inc.	784,058	10,004,580
* #	Superior Bancorp	201,012	1,049,283
	Susquehanna Bancshares, Inc.	1,764,112	35,088,188
	Sussex Bancorp	16,109	197,416
	SWS Group, Inc.	276,000	3,143,640
	Taylor Capital Group, Inc.	132,862	2,165,651
	Team Financial, Inc.	900	12,411
	TF Financial Corp.	59,195	1,391,082
	The Phoenix Companies, Inc.	3,130,300	35,622,814
	The Wilber Corp.	1,460	13,140
*	Thomas Weisel Partners Group, Inc.	126,872	1,116,474
	TierOne Corp.	82,777	1,216,822
	Timberland Bancorp, Inc.	232,548	2,958,011
	Tower Financial Corp.	10,935	125,752
* #	Trenwick Group, Ltd.	199,776	200
* #	Triad Guaranty, Inc.	328,784	1,933,250
	Trustmark Corp.	66,435	1,312,756
	UCBH Holdings, Inc.	149,737	1,690,531
#	UMB Financial Corp.	905,489	34,662,119
#	Umpqua Holdings Corp.	1,142,370	16,187,383
*	Unico American Corp.	145,800	1,385,100
	Union Bankshares Corp.	46,905	820,368
*	United America Indemnity, Ltd.	249,776	4,685,798
*	United Capital Corp.	92,881	2,205,924
#	United Community Financial Corp.	851,383	4,725,176
	United Financial Bancorp, Inc.	7,848	90,174
	United Fire & Casualty Co.	1,086,348	37,316,054
*	United PanAm Financial Corp.	157,259	613,310
	United Western Bancorp, Inc.	76,797	1,442,248
	Unity Bancorp, Inc.	14,056	113,713
*	Universal American Corp.	48,243	828,815
#	Univest Corporation of Pennsylvania	1,336	27,348
#	Vineyard National Bancorp Co.	5,968	53,772
	Wainwright Bank & Trust Co.	15,525	194,218
	Washington Federal, Inc.	307,962	6,990,737
	Wayne Savings Bancshares, Inc.	8,654	89,829
	Webster Financial Corp.	29,794	833,338
#	Wesbanco, Inc.	617,125	14,372,841
	Whitney Holding Corp.	496,763	11,927,280

13

	Willow Financial Bancorp, Inc.	461,395	$3,778,825
*	Wilshire Enterprises, Inc.	103,903	311,709
	Wintrust Financial Corp.	623,016	21,026,790
	WSB Holdings, Inc.	12,072	63,861
	WVS Financial Corp.	5,576	91,781
	Yadkin Valley Financial Corp.	8,234	117,417
	Zenith National Insurance Corp.	478,672	16,313,142
* #	ZipRealty, Inc.	23,648	134,084
Total Financials			1,692,515,364

Health Care — (3.9%)
*	Accelrys, Inc.	579,195	3,353,539
*	Acusphere, Inc.	100	63
*	Adolor Corp.	220,854	1,009,303
*	Albany Molecular Research, Inc.	1,140,986	12,699,174
*	Allied Healthcare International, Inc.	1,214,352	2,477,278
*	Allied Healthcare Products, Inc.	134,047	954,415
*	Allion Healthcare, Inc.	259,478	1,530,920
#	Alpharma, Inc. Class A	1,548,000	38,978,640
*	American Dental Partners, Inc.	112,537	1,076,979
	American Shared Hospital Services	67,434	175,328
*	AMICAS, Inc.	1,214,003	3,180,688
	Analogic Corp.	39,953	2,337,650
*	AngioDynamics, Inc.	520,062	8,622,628
* #	APP Pharmaceuticals, Inc.	112,826	1,268,164
*	Applera Corp. - Celera Group	230,300	3,191,958
*	Aradigm Corp.	580	760
* #	ATS Medical, Inc.	228,794	411,829
*	Avigen, Inc.	516,270	1,708,854
*	Bioanalytical Systems, Inc.	31,800	195,252
*	BioScrip, Inc.	1,191,392	8,375,486
*	Caliper Life Sciences, Inc.	884,552	3,688,582
	Cambrex Corp.	33,930	296,209
*	Cantel Medical Corp.	465,508	5,129,898
*	Capital Senior Living Corp.	708,526	5,342,286
*	Cardiac Science Corp.	683,182	6,346,761
*	Cardiotech International, Inc.	40,691	28,077
*	Conmed Corp.	890,514	24,008,257
	Cooper Companies, Inc.	44,000	1,504,360
*	Criticare Systems, Inc.	86,400	432,000
*	Cross Country Healthcare, Inc.	1,049,932	11,402,262
* #	CuraGen Corp.	1,206,336	880,625
*	Curis, Inc.	20	29
* #	CytRx Corp.	86	155
	Datascope Corp.	30,567	1,063,732
*	Daxor Corp.	10,227	105,849
*	Del Global Technologies Corp.	135,934	343,913
*	Digirad Corp.	182,474	525,525
*	Dyax Corp.	132,746	577,445
* #	Emisphere Technologies, Inc.	73,632	134,010
*	Endologix, Inc.	75,780	239,465
* #	Enzon Pharmaceuticals, Inc.	7,600	65,284
* #	Epicept Corp.	36,099	35,377
*	etrials Worldwide, Inc.	1,423	3,629
*	E-Z-EM, Inc.	164,855	3,427,335

14

* #	Genitope Corp.	353,312	$236,719
*	Gentiva Health Services, Inc.	673,082	14,511,648
*	Greatbatch, Inc.	454,300	9,708,391
* #	GTC Biotherapeutics, Inc.	371,069	259,748
*	Hanger Orthopedic Group, Inc.	696,200	8,068,958
*	Harvard Bioscience, Inc.	439,981	2,019,513
*	HealthTronics, Inc.	841,747	3,072,377
*	Hi-Tech Pharmacal Co., Inc.	253,327	2,822,063
	Hooper Holmes, Inc.	2,006,300	1,304,095
* #	ImmunoGen, Inc.	258,838	768,749
*	Incyte Corp.	309,078	3,062,963
*	Infinity Pharmaceuticals, Inc.	177,103	1,328,273
* #	Insmed, Inc.	9,725	7,586
*	IntegraMed America, Inc.	163,663	1,659,543
	Invacare Corp.	259,142	6,468,184
*	Iridex Corp.	2,400	7,680
* #	I-Trax, Inc.	255,873	1,023,492
	Kewaunee Scientific Corp.	44,303	783,720
*	Kindred Healthcare, Inc.	1,758,075	37,077,802
*	La Jolla Pharmaceutical Co.	2,411	6,003
*	Langer, Inc.	61,059	124,560
*	Lannet Co., Inc.	15,450	46,350
* #	Lipid Sciences, Inc.	82,902	42,280
*	Magyar Bancorp, Inc.	16,518	175,421
* #	Martek Biosciences Corp.	154,826	4,437,313
*	Matria Healthcare, Inc.	119,869	3,011,109
*	Maxygen, Inc.	459,173	2,947,891
*	MedCath Corp.	577,624	12,043,460
*	Medical Staffing Network Holdings, Inc.	455,068	2,525,627
*	MEDTOX Scientific, Inc.	12,199	195,062
* #	Merge Technologies, Inc.	378,290	200,494
* #	Monogram Biosciences, Inc.	715,025	1,043,937
* #	Nanogen, Inc.	338,160	202,896
*	National Dentex Corp.	38,731	541,847
*	Neose Technologies, Inc.	19,426	10,121
* #	Neurocrine Biosciences, Inc.	1,225,703	6,140,772
* #	Neurogen Corp.	14,361	22,834
*	North American Scientific, Inc.	121,296	47,305
* #	NovaMed, Inc.	28,481	114,209
*	NOVT Corp.	2,900	6,627
*	Nutraceutical International Corp.	42,400	540,176
# ●	OCA, Inc.	573,971	5,740
*	Occulogix, Inc.	27,951	2,270
*	Orchid Cellmark, Inc.	235,073	1,078,985
* #	Ore Pharmaceuticals, Inc.	1,024,048	691,232
*	Orthologic Corp.	368,515	386,941
* #	Oscient Pharmaceuticals Corp.	3,036	6,163
*	Osteotech, Inc.	452,229	1,976,241
*	PDI, Inc.	440,041	3,463,123
*	Pharmacopia, Inc.	89,865	330,703
* #	Pharmacyclics, Inc.	9,648	11,192
* #	Pharmanet Development Group, Inc.	445,999	12,858,151
* #	PharMerica Corp.	609,551	8,972,591
*	Prospect Medical Holdings, Inc.	9,700	35,696
* #	RadNet, Inc.	121,546	985,738

15

*	RehabCare Group, Inc.	587,778	$11,755,560
*	Renovis, Inc.	707,071	1,675,758
*	Res-Care, Inc.	464,532	10,006,019
*	Rotech Healthcare, Inc.	3,627	1,632
* #	Rural/Metro Corp.	131,700	355,590
*	Sonic Innovations, Inc.	161,914	684,896
*	Spectrum Pharmaceuticals, Inc.	38,844	100,606
*	SRI/Surgical Express, Inc.	144,592	605,840
*	SunLink Health Systems, Inc.	63,900	405,765
*	Synovis Life Technologies, Inc.	204,963	3,623,746
*	Theragenics Corp.	1,046,300	4,059,644
*	Threshold Pharmaceuticals, Inc.	37,861	17,416
*	Titan Pharmaceuticals, Inc.	295,998	340,398
*	United American Healthcare Corp.	15,300	33,354
*	Urologix, Inc.	176,958	196,423
*	Via Pharmaceuticals, Inc.	42	122
*	Vical, Inc.	181,921	693,119
* #	Vital Images, Inc.	31,638	501,779
Total Health Care			351,610,204

Industrials — (14.0%)
*	A. T. Cross Co. Class A	210,595	1,642,641
	A.O. Smith Corp.	665,549	24,245,950
*	Accuride Corp.	395,749	2,857,308
	Aceto Corp.	688,587	4,826,995
*	Active Power, Inc.	916,326	1,649,387
*	AeroCentury Corp.	8,399	134,384
*	AirNet Systems, Inc.	306,200	551,160
	Alamo Group, Inc.	235,076	4,358,309
* #	Alaska Air Group, Inc.	1,487,489	36,294,732
#	Alexander & Baldwin, Inc.	13,433	591,589
* #	Allied Defense Group, Inc.	162,823	1,213,031
*	Amerco, Inc.	139,978	7,294,254
	Ameron International Corp.	74,415	8,213,184
	Ampco-Pittsburgh Corp.	42,191	1,597,351
	Angelica Corp.	318,156	5,265,482
	Applied Industrial Technologies, Inc.	1,515,050	41,875,982
	Applied Signal Technologies, Inc.	45,158	537,380
*	Argon ST, Inc.	10,823	175,874
#	Arkansas Best Corp.	897,990	23,985,313
*	Arotech Corp.	243,937	465,920
*	Avalon Holding Corp. Class A	70,783	383,644
*	Axsys Technologies, Inc.	110,581	4,865,564
	Baldor Electric Co.	14,716	421,908
*	Baldwin Technology Co., Inc. Class A	221,699	578,634
	Bowne & Co., Inc.	975,236	12,941,382
*	Breeze-Eastern Corp.	67,371	738,049
#	Briggs & Stratton Corp.	1,942,465	34,711,850
*	Butler International, Inc.	79,500	90,630
#	C&D Technologies, Inc.	783,300	4,276,818
* #	Capstone Turbine Corp.	150	273
	CDI Corp.	22,400	509,600
	Champion Industries, Inc.	249,969	1,319,836
*	Channell Commercial Corp.	23,536	34,833
	Chase Corp.	1,000	23,600

16

	Chicago Rivet & Machine Co.	11,925	$299,318
	CIRCOR International, Inc.	428,549	19,520,407
*	Comforce Corp.	41,900	111,035
*	Commercial Vehicle Group, Inc.	499,863	4,678,718
*	Competitive Technologies, Inc.	2,491	4,359
	CompX International, Inc.	44,668	371,638
*	Continental Airlines, Inc.	654,667	15,829,848
*	Cornell Companies, Inc.	439,248	9,140,751
*	Corrpro Companies, Inc.	85,375	119,525
*	Covenant Transport Group Class A	385,887	3,036,931
*	CPI Aerostructures, Inc.	27,313	230,522
*	Devcon International Corp.	51,420	120,837
* #	Distributed Energy Systems Corp.	555,064	277,588
* #	Dollar Thrifty Automotive Group, Inc.	878,400	12,613,824
*	Ducommun, Inc.	290,079	8,043,891
#	Eastern Co.	29,200	493,480
	Ecology & Environment, Inc. Class A	35,326	413,314
	Electro Rent Corp.	596,057	7,736,820
	Encore Wire Corp.	42,943	719,295
*	EnerSys	1,575,240	36,214,768
	Ennis, Inc.	518,489	8,275,084
*	EnPro Industries, Inc.	589,390	17,404,687
	Espey Manufacturing & Electronics Corp.	8,341	181,000
*	Esterline Technologies Corp.	1,050,323	55,036,925
* #	ExpressJet Holdings, Inc.	1,756,460	4,268,198
	Federal Signal Corp.	1,107,814	13,371,315
*	First Advantage Corp.	12,755	253,697
* #	First Aviation Services, Inc.	8,900	12,015
* #	Flanders Corp.	16,998	107,087
* #	Frontier Airlines Holdings, Inc.	1,128,414	3,306,253
	Frozen Food Express Industries, Inc.	564,349	3,905,295
*	Furmanite Corp.	184,895	2,030,147
	G & K Services, Inc. Class A	817,408	31,274,030
	GATX Corp.	179,260	6,449,775
*	Gehl Co.	422,896	6,779,023
*	GP Strategies Corp.	269,114	2,516,216
#	Greenbrier Companies, Inc.	294,736	7,745,662
*	Griffon Corp.	612,782	5,423,121
	Hardinge, Inc.	228,803	2,839,445
*	Hawaiian Holdings, Inc.	339,113	1,763,388
*	Henry Bros. Electronics, Inc.	1,100	5,269
*	Herley Industries, Inc.	476,578	5,714,176
*	Hudson Technologies, Inc.	38,600	52,496
*	Huttig Building Products, Inc.	376,121	1,120,841
	IKON Office Solutions, Inc.	3,449,107	24,557,642
*	Industrial Distribution Group, Inc.	305,175	2,984,612
*	Innotrac Corp.	106,567	362,328
*	Insituform Technologies, Inc. Class A	50,425	704,437
*	International Shipholding Corp.	156,569	2,984,205
* #	Intersections, Inc.	180,782	1,480,605
* #	JetBlue Airways Corp.	229,279	1,249,571
*	JPS Industries, Inc.	42,300	255,915
*	Kadant, Inc.	412,460	10,352,746
	Kaman Corp. Class A	609,223	14,621,352
* #	Kansas City Southern	854,143	30,578,319

17

	Kelly Services, Inc. Class A	1,109,612	$21,315,647
*	Key Technology, Inc.	32,203	1,137,088
	L.S. Starrett Co. Class A	103,064	1,797,436
*	LECG Corp.	85,305	810,398
*	LGL Group, Inc.	11,967	121,465
*	Lydall, Inc.	486,300	4,955,397
* #	M&F Worldwide Corp.	556,176	20,595,197
*	Mac-Gray Corp.	319,000	3,687,640
*	Magnetek, Inc.	870,660	2,968,951
*	MAIR Holdings, Inc.	593,484	2,540,112
*	Marten Transport, Ltd.	656,904	9,518,539
# ●	MCSi, Inc.	1,500	—
*	Meadow Valley Corp.	1,420	14,101
* #	Medialink Worldwide, Inc.	164,396	369,891
*	Merrimac Industries, Inc.	50,726	362,184
*	Mesa Air Group, Inc.	1,086,146	2,628,473
* #	Milacron, Inc.	112,476	331,804
*	Misonix, Inc.	194,882	828,249
*	Mobile Mini, Inc.	248,543	4,625,385
*	Modtech Holdings, Inc.	452,314	217,111
*	Moore Handley, Inc.	2,000	7,000
*	MTC Technologies, Inc.	42,243	1,001,159
	Mueller Industries, Inc.	7,200	206,856
	Mueller Water Products, Inc. Class B	154,803	1,348,334
	NACCO Industries, Inc. Class A	123,920	10,043,716
*	Nashua Corp.	134,337	1,544,876
*	National Patent Development Corp.	230,265	552,636
*	National Technical Systems, Inc.	169,871	1,056,598
*	Navigant Consulting, Inc.	9,800	159,838
*	NCI Building Systems, Inc.	273,000	8,282,820
*	P.A.M. Transportation Services, Inc.	116,739	1,692,716
*	Paragon Technologies, Inc.	3,056	18,810
*	Park-Ohio Holdings Corp.	206,183	4,261,803
*	Patrick Industries, Inc.	139,779	1,100,061
* #	PGT, Inc.	79,400	269,960
*	PHH Corp.	1,858,710	37,620,290
* #	Plug Power, Inc.	486,503	1,464,374
	Portec Rail Products, Inc.	5,712	60,147
#	Preformed Line Products Co.	62,400	2,945,280
* #	Protection One, Inc.	43,556	381,551
	Providence & Worcester Railroad Co.	59,832	1,175,699
* #	Quanta Services, Inc.	2,289,248	54,667,242
*	RCM Technologies, Inc.	239,257	1,270,455
#	Regal-Beloit Corp.	1,003,813	37,060,776
*	Republic Airways Holdings, Inc.	1,429,215	27,941,153
*	Rush Enterprises, Inc. Class A	861,983	12,774,588
*	Rush Enterprises, Inc. Class B	266,810	3,943,452
*	Saia, Inc.	486,632	7,031,832
	Schawk, Inc.	36,300	571,725
*	School Specialty, Inc.	759,065	23,166,664
	Servidyne, Inc.	20,194	126,011
	Servotronics, Inc.	1,740	33,669
*	SIFCO Industries, Inc.	47,362	642,229
	Skywest, Inc.	1,624,941	35,943,695
*	SPACEHAB, Inc.	8,254	7,264

18

*	Sparton Corp.	194,593	$930,155
*	Spherion Corp.	2,012,589	13,041,577
	Standex International Corp.	296,896	5,643,993
	Supreme Industries, Inc.	169,827	1,000,281
	Sypris Solutions, Inc.	544,737	2,620,185
*	SYS Technologies	1,800	3,906
*	TeamStaff, Inc.	77,300	54,110
	Technology Research Corp.	135,690	396,215
	Tecumseh Products Co. Class A	439,770	9,314,329
*	Tecumseh Products Co. Class B	21,008	376,673
	Todd Shipyards Corp.	80,514	1,359,076
*	Trailer Bridge, Inc.	104,164	1,117,680
* #	TRC Companies, Inc.	681,088	3,453,116
#	Tredegar Industries, Inc.	1,297,386	20,511,673
* #	Trex Co., Inc.	3,800	29,640
#	Trinity Industries, Inc.	1,659,325	46,743,185
#	Triumph Group, Inc.	466,481	26,398,160
*	TRM Corp.	352,024	112,648
*	Tufco Technologies, Inc.	22,054	141,807
*	United Rentals, Inc.	1,600,701	32,174,090
#	Universal Forest Products, Inc.	180,843	5,023,819
*	USA Truck, Inc.	220,704	2,928,742
* #	Valence Technology, Inc.	4,800	17,616
*	Valpey Fisher Corp.	10,689	50,773
	Viad Corp.	236,192	8,188,777
*	Volt Information Sciences, Inc.	463,100	7,442,017
	Wabash National Corp.	862,364	6,812,676
#	Watts Water Technologies, Inc.	786,816	21,810,540
*	WCA Waste Corp.	48,617	296,564
#	Werner Enterprises, Inc.	3,053,601	54,323,562
*	Westaff, Inc.	308,465	1,252,368
*	Willis Lease Finance Corp.	167,771	2,080,360
* #	Wolverine Tube, Inc.	163,300	97,980
Total Industrials			1,253,565,233

Information Technology — (13.7%)
*	3Com Corp.	2,915,804	9,592,995
*	Acorn Factor, Inc.	89,400	481,866
*	Actel Corp.	841,419	9,970,815
*	ActivIdentity Corp.	1,463,921	4,494,237
*	Adaptec, Inc.	4,004,457	10,611,811
*	Aehr Test Systems	22,948	167,520
*	Aetrium, Inc.	74,848	351,037
	Agilysys, Inc.	898,934	11,389,494
* ●	Allen Organ Co.	4,900	79,821
	Alliance Semiconductor Corp.	574,401	689,281
*	Allied Motion Technologies, Inc.	44,400	219,114
*	Analysts International Corp.	536,181	718,483
*	Anaren, Inc.	519,340	6,564,458
*	Answerthink, Inc.	139,813	566,243
* #	Applied Digital Solutions, Inc.	479,570	398,043
*	Applied Micro Circuits Corp.	2,438,518	18,118,189
*	Aspen Technology, Inc.	326,227	3,653,742
*	Astea International, Inc.	12,900	59,340
	Astro-Med, Inc.	68,589	671,486

19

* #	Atari, Inc.	856	$1,404
*	Authentidate Holding Corp.	52,694	37,413
*	Autobytel, Inc.	1,304,135	3,521,165
* #	Avanex Corp.	340,897	276,467
	Avici Systems, Inc.	236,271	1,812,199
* #	Avid Technology, Inc.	251,496	6,128,958
*	Aviza Technology, Inc.	108,403	101,357
*	Avocent Corp.	584,544	9,779,421
*	Aware, Inc.	505,886	2,018,485
*	Axcelis Technologies, Inc.	3,309,575	19,030,056
*	AXT, Inc.	632,838	3,493,266
* #	BearingPoint, Inc.	2,499,894	4,049,828
	Bel Fuse, Inc. Class B	5,256	143,331
*	Bell Industries, Inc.	158,363	126,690
*	Bell Microproducts, Inc.	938,970	3,145,550
*	Benchmark Electronics, Inc.	2,360,988	39,664,598
	Black Box Corp.	642,132	19,906,092
*	Blonder Tongue Laboratories, Inc.	22,100	36,686
	Bogen Communications International, Inc.	43,800	247,470
*	Bookham, Inc.	641,838	937,083
* #	Borland Software Corp.	2,221,652	4,332,221
*	Brooks Automation, Inc.	3,241,568	32,675,005
*	CalAmp Corp.	763,134	2,083,356
*	California Micro Devices Corp.	475,948	1,523,034
*	CallWave, Inc.	373,986	949,924
*	Captaris, Inc.	641,918	2,227,455
*	Cascade Microtech, Inc.	4,012	30,772
*	Catalyst Semiconductor, Inc.	481,025	1,928,910
*	Catapult Communications Corp.	405,206	2,528,485
*	Centillium Communications, Inc.	100,829	71,589
*	CEVA, Inc.	417,899	3,564,678
*	Checkpoint Systems, Inc.	7,200	174,240
*	Ciber, Inc.	1,905,000	8,763,000
*	Ciprico, Inc.	113,410	396,935
*	Clarus Corp.	371,800	2,342,340
*	Clearfield, Inc.	154,000	152,460
	CLST Holdings, Inc.	392,669	141,361
*	CMGI, Inc.	198,968	2,286,142
*	Coherent, Inc.	1,237,920	35,206,445
	Cohu, Inc.	592,382	9,264,854
	Comarco, Inc.	8,917	41,107
# ●	Commerce One, Inc.	55,600	—
	Communications Systems, Inc.	87,019	985,055
*	Computer Task Group, Inc.	215,500	907,255
* #	Conexant Systems, Inc.	307,530	162,991
*	Credence Systems Corp.	3,318,558	4,712,352
*	CSP, Inc.	63,258	384,609
	CTS Corp.	1,230,500	11,935,850
*	Cyberoptics Corp.	227,687	2,372,499
*	Data I/O Corp.	84,600	402,696
	Dataram Corp.	91,576	300,369
*	Delphax Technologies, Inc.	72,125	25,244
*	Digi International, Inc.	666,861	7,022,046
*	Digimarc Corp.	441,968	3,964,453
* #	Ditech Networks, Inc.	853,849	2,331,008

20

*	Dot Hill Systems Corp.	1,490,910	$5,337,458
*	DSP Group, Inc.	297,115	3,446,534
*	Dynamics Research Corp.	141,734	1,369,150
* #	Easylink Services International Corp.	48,700	137,334
*	Edgewater Technology, Inc.	299,464	1,796,784
*	EFJ, Inc.	198,233	267,615
*	Electro Scientific Industries, Inc.	917,461	14,853,694
*	Electroglas, Inc.	461,533	793,837
*	EMS Technologies, Inc.	371,905	10,707,145
*	En Pointe Technologies, Inc.	38,700	91,719
*	Endwave Corp.	147,898	1,035,286
*	Entegris, Inc.	5,110,889	36,031,767
*	Entertainment Distribution Co., Inc.	1,226,432	723,595
*	Entorian Technologies, Inc.	489,193	689,762
*	EPIQ Systems, Inc.	267,695	3,640,652
*	ePlus, Inc.	245,232	2,452,320
*	eSpeed, Inc.	1,973	22,907
*	ESS Technology, Inc.	752,909	1,144,422
*	Evans & Sutherland Computer Corp.	180,800	182,608
* #	Exar Corp.	1,562,642	12,282,366
*	Forgent Networks, Inc.	354,464	276,482
	Frequency Electronics, Inc.	225,168	1,934,193
*	FSI International, Inc.	859,162	1,400,434
*	Gerber Scientific, Inc.	496,430	4,318,941
*	Giga-Tronics, Inc.	28,200	41,736
*	GTSI Corp.	303,830	2,497,483
*	Halifax Corp.	23,500	37,600
*	Harris Stratex Networks, Inc. Class A	55,636	558,585
*	hi/fn, Inc.	403,097	2,213,003
*	Hutchinson Technology, Inc.	855,715	14,376,012
*	Hypercom Corp.	1,608,400	5,967,164
* #	Ibis Technology Corp.	49,840	18,939
*	iGATE Capital Corp.	128,454	1,017,356
*	Ikanos Communications	109,873	501,021
*	I-many, Inc.	377,500	1,049,450
	Imation Corp.	1,429,505	32,235,338
*	InFocus Corp.	1,358,287	2,431,334
#	InfoSpace, Inc.	1,175,292	11,976,225
*	Innovex, Inc.	405,239	129,676
*	Insight Enterprises, Inc.	1,868,356	32,752,281
* #	InsWeb Corp.	22,666	252,726
*	Integrated Silicon Solution, Inc.	720,422	4,300,919
*	Intelligent Systems Corp.	51,275	158,953
*	Intelligroup, Inc.	70,500	176,250
*	Internet Capital Group, Inc.	1,271,297	11,060,284
*	Interwoven, Inc.	1,233,772	16,717,611
*	Intest Corp.	37,677	80,629
*	IntriCon Corp.	75,200	513,616
*	Iomega Corp.	1,517,731	4,629,080
* #	iPass, Inc.	785,660	2,184,135
*	IXYS Corp.	293,974	2,072,517
*	Jaco Electronics, Inc.	120,680	142,402
*	JDA Software Group, Inc.	493,046	8,416,295
*	Jupitermedia Corp.	162,824	535,691
	Keithley Instruments, Inc.	51,646	467,396

21

* #	Kemet Corp.	2,885,784	$14,313,489
*	Key Tronic Corp.	238,325	757,874
*	Keynote Systems, Inc.	423,150	4,586,946
*	Kopin Corp.	357,306	971,872
*	Kratos Defense & Security Solutions, Inc.	441,809	804,092
*	KVH Industries, Inc.	1,804	15,659
* #	L-1 Identity Solutions, Inc.	2,821,869	33,749,553
*	Lantronix, Inc.	135,516	97,572
*	Lattice Semiconductor Corp.	3,542,738	9,140,264
*	Leadis Technolgies, Inc.	23,682	46,890
*	LeCroy Corp.	370,268	2,921,415
* #	LightPath Technologies, Inc.	30,600	57,222
*	Logic Devices, Inc.	90,700	97,956
*	LogicVision, Inc.	150,000	106,350
* #	LookSmart, Ltd.	191,344	690,752
*	Loral Space & Communications, Inc.	255,467	6,197,629
*	Management Network Group, Inc.	307,249	657,513
#	Marchex, Inc. Class B	21,698	191,593
	Maximus, Inc.	122,620	4,453,558
* #	MDI, Inc.	141,892	78,055
*	MedQuist, Inc.	119,652	1,136,694
*	Mercury Computer Systems, Inc.	606,184	3,885,639
*	Merix Corp.	657,778	1,789,156
	Methode Electronics, Inc.	955,544	10,176,544
*	MKS Instruments, Inc.	2,122,573	42,642,492
*	Moldflow Corp.	11,835	197,171
*	MPS Group, Inc.	3,687,992	42,043,109
* #	MRV Communications, Inc.	653,500	1,045,600
*	MSC. Software Corp.	240,297	3,044,563
*	MTM Technologies, Inc.	5,800	2,610
*	Nanometrics, Inc.	488,438	3,111,350
*	Napster, Inc.	20,300	37,352
*	NetManage, Inc.	81,916	389,101
*	Network Engines, Inc.	18,100	26,064
* #	Network Equipment Technologies, Inc.	70,501	401,856
*	Newport Corp.	1,352,769	14,217,602
*	NMS Communications Corp.	189,400	240,538
*	Nu Horizons Electronics Corp.	549,917	3,266,507
* #	NYFIX, Inc.	464,427	2,257,115
	O.I. Corp.	57,459	590,104
* #	OmniVision Technologies, Inc.	44,273	702,170
*	Omtool, Ltd.	52,214	147,243
	Openwave Systems, Inc.	1,190,109	2,451,625
*	Oplink Communications, Inc.	328,722	4,086,014
	OPTi, Inc.	164,800	453,200
*	Optical Cable Corp.	108,602	446,354
*	OSI Systems, Inc.	532,573	11,263,919
*	Overland Storage, Inc.	364,605	488,571
*	Packeteer, Inc.	22,015	98,407
* #	Palm, Inc.	2,762,304	17,872,107
*	PAR Technology Corp.	85,534	677,429
*	PC Connection, Inc.	696,724	6,918,469
*	PC-Tel, Inc.	644,360	4,304,325
	Pegasystems, Inc.	425,750	4,002,050
*	Perceptron, Inc.	130,986	1,545,635

22

*	Performance Technologies, Inc.	247,958	$1,162,923
*	Pericom Semiconductor Corp.	778,705	10,380,138
*	Perot Systems Corp.	136,400	1,880,956
*	Pervasive Software, Inc.	525,323	2,011,987
*	Photon Dynamics, Inc.	567,549	5,874,132
*	Photronics, Inc.	1,451,416	14,615,759
*	Planar Systems, Inc.	514,003	2,395,254
* #	PlanetOut, Inc.	39,420	149,008
*	PLATO Learning, Inc.	548,538	2,084,444
* #	Powerwave Technologies, Inc.	3,343,718	9,563,033
* ●	Price Communications Liquidation Trust	1,498,306	204,639
	Qualstar Corp.	43,362	151,767
*	Quantum Corp.	1,258,685	3,146,713
*	QuickLogic Corp.	394,717	1,180,204
* #	Rackable Systems, Inc.	646,126	5,970,204
*	RadiSys Corp.	190,056	1,807,433
*	RealNetworks, Inc.	1,506,136	8,810,896
	REMEC, Inc.	491,423	481,595
*	RF Micro Devices, Inc.	277,601	874,443
*	RF Monolithics, Inc.	42,940	228,011
	Richardson Electronics, Ltd.	462,088	1,996,220
*	Rudolph Technologies, Inc.	995,434	8,670,230
*	S1 Corp.	1,851,119	13,105,923
*	Safeguard Scientifics, Inc.	2,532,791	3,900,498
*	Sanmina-SCI Corp.	594,983	981,722
* #	SatCon Technology Corp.	94,200	181,806
*	SCM Microsystems, Inc.	378,413	1,127,671
*	Seachange International, Inc.	918,972	5,421,935
*	Secure Computing Corp.	2,132,854	17,318,774
*	Selectica, Inc.	884,002	1,299,483
*	SI International, Inc.	220,308	5,481,263
*	Sigmatel, Inc.	498,446	1,450,478
*	Sigmatron International, Inc.	16,500	119,130
*	Silicon Storage Technology, Inc.	3,391,171	9,597,014
*	Skyworks Solutions, Inc.	6,418,470	53,016,562
* #	Sonic Foundry, Inc.	22,300	16,725
*	SonicWALL, Inc.	1,490,087	12,412,425
*	Spectrum Control, Inc.	232,791	2,097,447
*	Standard Microsystems Corp.	219,785	6,230,905
	StarTek, Inc.	188,160	1,620,058
*	SteelCloud, Inc.	5,800	4,930
*	SumTotal Systems, Inc.	1,297	5,888
* #	Sunair Electronics, Inc.	20,921	35,356
*	Sunrise Telecom, Inc.	187,300	318,410
*	SupportSoft, Inc.	610,381	2,142,437
*	Sycamore Networks, Inc.	6,831,273	23,841,143
*	Symmetricom, Inc.	703,014	2,404,308
*	SYNNEX Corp.	1,057,645	22,009,592
*	Taitron Components, Inc.	6,400	10,240
*	Tech Data Corp.	69,386	2,314,023
*	Technical Communications Corp.	6,200	40,610
*	Technology Solutions Co.	69,968	182,616
*	TechTeam Global, Inc.	243,083	2,126,976
*	TeleCommunication Systems, Inc.	98,800	306,280
*	Telular Corp.	93,139	327,849

23

*	ThinkEngine Networks, Inc.	12,500	$6,000
*	Tier Technologies, Inc. Class B	581,598	4,681,864
*	TII Network Technologies, Inc.	96,200	156,806
*	Tollgrade Communications, Inc.	434,190	2,396,729
* #	Track Data Corp.	83,172	138,897
*	Transcat, Inc.	58,700	439,663
*	Trans-Lux Corp.	9,271	45,428
*	Triquint Semiconductor, Inc.	4,027,044	19,007,648
	TSR, Inc.	29,464	125,075
*	TTM Technologies, Inc.	75,708	834,302
*	Tumbleweed Communications Corp.	36,400	46,592
*	Ulticom, Inc.	208,419	1,458,933
* #	Ultratech, Inc.	10,428	100,422
* #	UTStarcom, Inc.	590,686	1,665,735
*	Vicon Industries, Inc.	100,950	550,178
*	Vignette Corp.	1,013,219	12,817,220
*	Virage Logic Corp.	50,419	323,690
*	Vishay Intertechnology, Inc.	125,500	1,145,815
* #	Vitesse Semiconductor, Inc.	10,800	8,964
* #	Vyyo, Inc.	29,614	42,940
*	Website Pros, Inc.	210,327	2,322,010
*	Westell Technologies, Inc.	297,223	523,112
*	White Electronics Designs Corp.	752,684	3,153,746
*	Winland Electronics, Inc.	37,800	86,373
*	Wireless Telecom Group, Inc.	255,888	419,656
*	WPCS International, Inc.	39,851	258,234
*	Zhone Technologies, Inc.	619,202	668,738
*	ZILOG, Inc.	7,584	25,331
*	Zones, Inc.	167,862	1,557,759
*	Zoran Corp.	1,358,076	18,646,383
*	Zygo Corp.	352,293	4,488,213
Total Information Technology			1,223,022,807

Materials — (6.4%)
	A. Schulman, Inc.	1,000,791	20,456,168
*	American Pacific Corp.	135,948	2,190,122
* #	Atlantis Plastics, Inc.	46,200	23,562
*	Buckeye Technologies, Inc.	1,259,277	13,612,784
#	Calgon Carbon Corp.	444,538	7,263,751
*	Caraustar Industries, Inc.	903,028	1,986,662
	Chemtura Corp.	139,130	1,149,214
	Chesapeake Corp.	659,906	2,309,671
*	Continental Materials Corp.	7,700	180,565
*	Core Molding Technologies, Inc.	24,193	171,770
*	Detrex Corp.	12,700	98,425
	Ferro Corp.	1,060,918	17,080,780
	Friedman Industries, Inc.	144,027	740,299
#	Georgia Gulf Corp.	394,889	2,393,027
	Gibraltar Industries, Inc.	924,090	10,100,304
	Glatfelter Co.	1,435,000	18,898,950
*	Graphic Packaging Corp.	4,578,347	14,101,309
	H.B. Fuller Co.	93,497	2,127,057
* #	Headwaters, Inc.	1,017,148	12,470,234
*	Impreso, Inc.	6,400	16,640
	Louisiana-Pacific Corp.	2,086,629	22,702,524

24

*	Material Sciences Corp.	428,967	$3,165,776
*	Maxxam, Inc.	103,300	2,995,700
	Metal Management, Inc.	60,242	3,654,882
	Minerals Technologies, Inc.	804,499	48,495,200
*	Mod-Pac Corp.	46,051	285,056
	Myers Industries, Inc.	309,588	3,767,686
	Neenah Paper, Inc.	26,320	685,636
#	NL Industries, Inc.	345,291	3,749,860
	NN, Inc.	577,796	5,627,733
*	Northern Technologies International Corp.	5,116	40,314
* #	Northwest Pipe Co.	262,442	10,954,329
	Olympic Steel, Inc.	220,300	9,098,390
*	OM Group, Inc.	177,251	10,729,003
	Penford Corp.	164,907	3,609,814
* #	Peoplesupport, Inc.	242,801	2,818,920
*	PolyOne Corp.	3,344,238	21,737,547
	Quaker Chemical Corp.	195,838	4,602,193
*	Ready Mix, Inc.	10,563	63,378
*	Rock of Ages Corp.	112,493	547,841
	Rock-Tenn Co. Class A	1,312,302	35,209,063
*	Rosetta Resources, Inc.	352,427	7,210,656
	Schnitzer Steel Industries, Inc. Class A	253,856	16,619,952
	Schweitzer-Maudoit International, Inc.	502,000	11,530,940
	Sensient Technologies Corp.	1,399,003	37,689,141
	Spartech Corp.	1,120,400	15,876,068
	Stepan Co.	179,544	6,122,450
* #	Terra Industries, Inc.	2,251,261	101,779,510
#	Tronox, Inc. Class A	569,400	2,545,218
	Tronox, Inc. Class B	162,699	717,503
*	U.S. Concrete, Inc.	1,201,854	4,795,397
	U.S. Energy Corp.	25,300	99,429
* #	U.S. Gold Corp.	920,105	3,229,569
	Vulcan International Corp.	11,100	627,150
	Wausau Paper Corp.	1,534,199	12,028,120
*	Webco Industries, Inc.	9,290	1,040,480
	Wellman, Inc.	903,169	45,158
#	Westlake Chemical Corp.	773,895	12,490,665
*	Williams Industries, Inc.	3,400	7,616
#	Worthington Industries, Inc.	685,269	12,053,882
Total Materials			568,421,043

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	73,300	—
* ●	ePresence, Inc. Escrow Shares	312,600	9,378
* ●	Noel Group, Inc.	95,400	1,097
* ●	Petrocorp, Inc. Escrow Shares	102,600	6,156
* ●	Tripos Escrow Shares	200	48
Total Other			16,679

Real Estate Investment Trusts — (0.1%)
	Potlatch Corp.	212,924	8,787,373

25

Telecommunication Services — (0.4%)
	Alaska Communications Systems Group, Inc.	110,300	$1,249,699
*	Arbinet-thexchange, Inc.	193,651	968,255
*	Cincinnati Bell, Inc.	121,200	470,256
	D&E Communications, Inc.	452,877	4,931,831
* #	GoAmerica, Inc.	559	3,298
	IDT Corp.	663,448	3,881,171
#	IDT Corp. Class B	2,150,600	12,602,516
* #	LCC International, Inc. Class A	583,015	956,145
* #	Level 3 Communications, Inc.	462,501	1,031,377
* #	Metro One Telecommunications, Inc.	88,279	93,576
*	Point.360	73,147	128,007
#	SureWest Communications	458,335	5,761,271
*	Xeta Corp.	96,570	406,560
Total Telecommunication Services			32,483,962

Utilities — (0.7%)
	Black Hills Corp.	3	107
	Connecticut Water Services, Inc.	231,566	5,569,162
	Delta Natural Gas Co., Inc.	26,700	681,384
	Empire District Electric Co.	12,300	252,273
	Energy West, Inc.	4,050	38,070
	Florida Public Utilities Co.	3,400	40,630
*	Maine & Maritimes Corp.	17,504	563,629
#	New Jersey Resources Corp.	478,500	22,015,785
	South Jersey Industries, Inc.	922,682	31,528,044
	Southwest Gas Corp.	1,700	43,503
	Unitil Corp.	51,628	1,383,630
Total Utilities			62,116,217

TOTAL COMMON STOCKS			7,675,849,713

RIGHTS/WARRANTS — (0.0%)
●	CSF Holding, Inc. Litigation Rights	40,500	—
*	Del Global Technologies Corp. Warrants 03/28/08	19,927	19,927
*	Federal-Mogul Corp. Warrants 12/27/14	62,197	310,985
* ●	Imperial Credit Industries, Inc. Warrants 01/31/08	4,082	—
*	Security Bank Corp. Rights 03/10/08	57,716	3,246
TOTAL RIGHTS/WARRANTS			334,158

Face
Amount
(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $45,890,000 FHLMC 6.50%, 09/01/37, valued at $43,362,076) to be repurchased at $42,737,468	$42,727	42,727,000

26

SECURITIES LENDING COLLATERAL — (13.5%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $1,283,189,797 FNMA, rates ranging from 3.790% to 7.000%, maturities ranging from 07/01/13 to 02/01/38, valued at $1,079,840,834) to be repurchased at $1,048,664,360	$1,048,389	$1,048,389,158
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $70,204,082 FHLMC 6.000%, 02/01/37 & FNMA 4.500%, 06/01/18, valued at $46,752,177) to be repurchased at $45,219,115	45,207	45,207,248
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $189,598,206 FNMA, rates ranging from 4.840%(r) to 6.722%(r), maturities ranging from 07/01/35 to 07/01/42, valued at $110,121,739) to be repurchased at $106,942,404	106,914	106,914,161

TOTAL SECURITIES LENDING COLLATERAL			1,200,510,567

TOTAL INVESTMENTS - (100.0%) (Cost $9,864,376,685) ##			$8,919,421,438

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$7,675,878,090
Level 2 – Other Significant Observable Inputs	1,243,543,348
Level 3 – Significant Unobservable Inputs	—
Total	$8,919,421,438

27

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (78.5%)
Consumer Discretionary — (11.2%)
*	1-800-FLOWERS.COM, Inc.	77,320	$621,653
*	4Kids Entertainment, Inc.	39,000	461,760
* #	99 Cents Only Stores	113,900	1,058,131
*	A.C. Moore Arts & Crafts, Inc.	62,700	537,339
	Aaron Rents, Inc.	126,600	2,483,892
	Aaron Rents, Inc. Class A	10,050	183,412
* #	AbitibiBowater Canada, Inc.	80,238	830,463
*	Acme Communications, Inc.	49,602	145,830
	Acme United Corp.	10,400	140,504
* #	Aeropostale, Inc.	103,475	2,779,338
*	AFC Enterprises, Inc.	54,097	408,432
*	Aftermarket Technology Corp.	62,578	1,173,337
*	AH Belo Corp. Series A	38,160	464,407
	Aldila, Inc.	17,933	291,411
*	Alloy, Inc.	44,605	343,012
	Ambassadors Group, Inc.	12,759	228,896
#	Ambassadors International, Inc.	29,510	328,741
*	AMCON Distributing Co.	400	13,000
* #	AMDL, Inc.	28,339	86,434
	American Axle & Manufacturing Holdings, Inc.	151,477	2,981,067
*	American Biltrite, Inc.	3,955	28,674
	American Greetings Corp. Class A	152,700	2,873,814
*	America’s Car-Mart, Inc.	30,685	334,466
#	Ameristar Casinos, Inc.	152,722	2,961,280
*	AnnTaylor Stores Corp.	74,685	1,793,934
#	Arbitron, Inc.	84,699	3,550,582
#	Arctic Cat, Inc.	34,954	264,252
	Ark Restaurants Corp.	12,188	375,390
#	ArvinMeritor, Inc.	203,700	2,299,773
	Asbury Automotive Group, Inc.	121,200	1,699,224
*	Ashworth, Inc.	39,618	133,909
*	Audible, Inc.	80,523	921,988
*	Audiovox Corp. Class A	49,850	448,650
* #	Avatar Holdings, Inc.	24,027	1,035,083
*	Bakers Footwear Group, Inc.	19,612	41,577
*	Ballantyne of Omaha, Inc.	45,721	225,405
* #	Bally Technologies, Inc.	46,976	1,780,860
*	Barry (R.G.) Corp.	31,470	251,131
	Bassett Furniture Industries, Inc.	24,004	281,807
	Beasley Broadcast Group, Inc.	22,457	124,636
#	Beazer Homes USA, Inc.	6,782	48,152
	Bebe Stores, Inc.	176,735	2,157,934
	Belo Corp. Class A	182,300	2,145,671

1

*	Benihana, Inc.	21,047	$233,201
*	Benihana, Inc. Class A	25,973	278,171
#	Big 5 Sporting Goods Corp.	38,600	357,050
* #	Big Dog Holdings, Inc.	7,926	84,174
*	Big Lots, Inc.	2,874	48,427
*	Birks & Mayors, Inc.	1,765	8,754
*	BJ’s Restaurants, Inc.	74,592	1,011,468
#	Blockbuster, Inc. Class A	259,934	790,199
*	Blockbuster, Inc. Class B	217,300	601,921
* #	Blue Nile, Inc.	40,600	1,792,896
*	Bluegreen Corp.	83,365	705,268
	Blyth, Inc.	108,900	2,159,487
	Bob Evans Farms, Inc.	101,538	2,939,525
#	Bon-Ton Stores, Inc.	43,414	248,328
	Books-A-Million, Inc.	49,105	407,080
#	Borders Group, Inc.	31,476	291,468
	Bowl America, Inc. Class A	3,465	53,361
*	Bright Horizons Family Solutions, Inc.	8,804	396,004
*	Broadview Institute, Inc.	200	470
	Brown Shoe Company, Inc.	123,175	1,808,209
	Brunswick Corp.	23,300	379,557
*	Buca, Inc.	67,647	27,735
#	Buckle, Inc.	87,100	3,954,340
* #	Buffalo Wild Wings, Inc.	36,884	854,602
* #	Build-A-Bear-Workshop, Inc.	35,000	406,700
#	Building Materials Holding Corp.	70,842	409,467
* #	Cabela’s, Inc.	173,500	2,350,925
*	Cache, Inc.	48,855	486,596
* #	California Coastal Communities, Inc.	35,562	181,722
*	California Pizza Kitchen, Inc.	83,103	1,158,456
	Callaway Golf Co.	209,000	3,185,160
	Canterbury Park Holding Corp.	5,208	52,601
#	Carmike Cinemas, Inc.	38,328	277,111
*	Carriage Services, Inc.	56,700	447,930
*	Carter’s, Inc.	168,780	2,604,275
* #	Casual Male Retail Group, Inc.	114,425	441,680
*	Catalina Lighting, Inc.	1,760	7,040
	Cato Corp. Class A	88,250	1,381,995
*	Cavalier Homes, Inc.	56,249	95,623
*	Cavco Industries, Inc.	19,066	628,034
	CBRL Group, Inc.	86,981	3,167,848
* #	CEC Entertainment, Inc.	97,077	2,604,576
* #	Champion Enterprises, Inc.	219,000	1,944,720
●	Championship Auto Racing Teams, Inc.	1,697	—
	Charles and Colvard, Ltd.	54,978	70,372
*	Charlotte Russe Holding, Inc.	76,600	1,491,402
* #	Charming Shoppes, Inc.	293,386	1,616,557
* #	Charter Communications, Inc.	1,293,154	1,244,014
* #	Cheesecake Factory, Inc.	168,233	3,517,752
#	Cherokee, Inc.	27,336	925,324
	Christopher & Banks Corp.	97,513	1,053,140
*	Chromcraft Revington, Inc.	5,600	25,200
	Churchill Downs, Inc.	41,093	1,870,964
#	Citadel Broadcasting Co.	354,690	372,424
* #	Citi Trends, Inc.	41,002	594,939

2

	CKE Restaurants, Inc.	110,400	$1,223,232
	Coachmen Industries, Inc.	39,900	176,757
	Coast Distribution System, Inc.	9,251	49,955
	Cobra Electronics Corp.	7,978	38,215
* #	Coinstar, Inc.	79,516	2,318,687
* #	Coldwater Creek, Inc.	98,014	542,017
	Collectors Universe, Inc.	26,472	246,454
#	Columbia Sportswear Co.	9,483	391,932
* #	Comstock Homebuilding Companies, Inc.	9,304	7,164
*	Concord Camera Corp.	19,474	85,102
*	Congoleum Corp. Class A	3,200	80
* #	Conn’s, Inc.	69,984	892,296
	Cooper Tire & Rubber Co.	175,300	3,167,671
* #	Corinthian Colleges, Inc.	256,698	2,040,749
* #	Cosi, Inc.	32,970	89,678
* #	Cost Plus, Inc.	48,773	170,705
	Courier Corp.	39,526	1,075,516
*	Cox Radio, Inc.	102,100	1,122,079
#	CPI Corp.	19,148	317,474
	Craftmade International, Inc.	15,198	144,837
* #	Crown Media Holdings, Inc.	220,135	1,219,548
* #	CSK Auto Corp.	93,480	847,864
	CSS Industries, Inc.	29,800	1,040,318
*	Culp, Inc.	34,401	251,127
* #	Cumulus Media, Inc. Class A	139,080	764,940
*	Cybex International, Inc.	57,125	231,356
*	Cycle Country Accessories Corp.	15,600	30,576
*	Daily Journal Corp.	200	8,320
* #	Deckers Outdoor Corp.	37,600	4,160,064
	Decorator Industries, Inc.	2,862	12,765
*	dELiA*s, Inc.	46,257	92,051
	Delta Apparel, Inc.	14,180	125,777
*	Design Within Reach, Inc.	44,748	107,843
*	DG Fastchannel, Inc.	47,812	965,324
*	Diedrich Coffee, Inc.	5,225	16,615
* #	Directed Electronics, Inc.	7,999	17,598
*	Dixie Group, Inc.	34,700	305,707
* #	Dominion Homes, Inc.	19,818	12,089
	Domino’s Pizza, Inc.	40,100	531,325
*	Dorman Products, Inc.	34,400	361,200
#	Dover Downs Gaming & Entertainment, Inc.	46,915	427,865
	Dover Motorsports, Inc.	50,312	347,656
* #	Drew Industries, Inc.	62,196	1,676,804
*	drugstore.com, Inc.	262,879	736,061
	DRYCLEAN USA, Inc.	300	318
*	Duckwall-ALCO Stores, Inc.	4,953	77,614
* #	E Com Ventures, Inc.	2,175	50,286
	Educational Development Corp.	6,757	37,974
*	Einstein Noah Restaurant Group, Inc.	18,174	280,061
*	ELXSI Corp.	1,800	3,330
*	EMAK Worldwide, Inc.	10,146	10,146
*	Emerson Radio Corp.	84,322	91,068
#	Emmis Communications Corp. Class A	94,399	279,421
* #	Enova Systems, Inc.	5,819	26,185
#	Entercom Communications Corp.	93,000	1,038,810

3

*	Entravision Communications Corp.	181,517	$1,052,799
* #	Escala Group, Inc.	80,070	227,399
	Escalade, Inc.	17,696	161,034
#	Ethan Allen Interiors, Inc.	92,600	2,522,424
*	Famous Dave’s of America, Inc.	30,683	311,432
	Federal Screw Works	1,562	16,245
*	Federal-Mogul Corp.	57,900	26,055
	Finish Line, Inc. Class A	91,327	258,455
*	Finlay Enterprises, Inc.	23,300	21,669
*	Flanigan’s Enterprises, Inc.	5,680	45,724
* #	Fleetwood Enterprises, Inc.	198,900	847,314
	Flexsteel Industries, Inc.	11,049	145,626
*	Foamex International, Inc.	8,939	27,800
	Footstar, Inc.	22,800	96,900
*	Fossil, Inc.	1,799	57,892
*	Fountain Powerboat Industries, Inc.	9,475	14,212
*	Franklin Covey Co.	58,896	454,677
*	Franklin Electronic Publishers, Inc.	8,700	19,053
*	Frederick’s of Hollywood Group	26,486	86,344
	Fred’s, Inc.	95,150	835,417
	Frisch’s Restaurants, Inc.	7,000	151,200
	FTD Group, Inc.	54,500	751,555
* #	Fuel Systems Solutions, Inc.	45,301	468,412
*	Full House Resorts, Inc.	24,850	55,415
#	Furniture Brands International, Inc.	131,600	1,710,800
*	Gaiam, Inc.	4,800	102,144
*	GameTech International, Inc.	41,660	242,461
* #	Gaming Partners International Corp.	24,086	184,740
* #	Gander Mountain Co.	56,647	320,056
*	Gaylord Entertainment Co.	39,189	1,179,197
* #	Gemstar-TV Guide International, Inc.	1,176,814	5,578,098
* #	Genesco, Inc.	71,200	2,132,440
* #	Gentek, Inc.	30,283	832,782
* #	G-III Apparel Group, Ltd.	50,439	660,247
*	Gottschalks, Inc.	42,902	98,675
	Gray Television, Inc.	122,460	710,268
	Gray Television, Inc. Class A	6,500	44,525
*	Great Wolf Resorts, Inc.	47,459	326,043
#	Group 1 Automotive, Inc.	64,900	1,590,050
*	GSI Commerce, Inc.	132,322	1,914,699
*	Gymboree Corp.	87,800	3,476,002
*	Hampshire Group, Ltd.	8,000	96,000
#	Handleman Co.	61,645	80,755
*	Harris Interactive, Inc.	182,695	495,103
#	Harte-Hanks, Inc.	78,683	1,330,530
*	Hartmarx Corp.	95,200	238,000
*	Hastings Entertainment, Inc.	23,020	188,764
#	Haverty Furniture Co., Inc.	43,700	429,134
	Haverty Furniture Co., Inc. Class A	400	3,900
*	Hawk Corp.	21,800	407,660
*	Hayes Lemmerz International, Inc.	274,901	874,185
* #	Hibbett Sporting Goods, Inc.	92,555	1,462,369
*	Hollywood Media Corp.	113,045	300,700
* #	Home Solutions of America, Inc.	137,000	56,170
	Hooker Furniture Corp.	24,488	501,759

4

*	Hot Topic, Inc.	47,145	$216,396
*	Iconix Brand Group, Inc.	186,442	3,874,265
#	IHOP Corp.	52,200	2,389,716
	ILX Resorts, Inc.	7,063	39,906
*	Image Entertainment, Inc.	69,502	148,734
* #	Infosonics Corp.	41,850	55,660
*	Insignia Systems, Inc.	16,051	38,362
	Interface, Inc. Class A	155,306	2,602,929
*	Interstate Hotels & Resorts, Inc.	78,940	392,332
* #	INVESTools, Inc.	185,100	2,141,607
* #	iRobot Corp.	63,139	1,156,706
* #	Isle of Capri Casinos, Inc.	102,724	929,652
	J. Alexander’s Corp.	16,782	129,893
*	Jack in the Box, Inc.	78,995	2,075,199
	Jackson Hewitt Tax Service, Inc.	99,300	2,078,349
*	Jaclyn, Inc.	1,535	12,395
*	Jakks Pacific, Inc.	73,275	2,048,036
* #	Jarden Corp.	16,064	386,982
*	Jennifer Convertibles, Inc.	17,391	35,652
*	Jo-Ann Stores, Inc.	69,106	1,140,249
	Johnson Outdoors, Inc.	11,400	210,900
	Jones Apparel Group, Inc.	82,300	1,161,253
* #	Jos. A. Bank Clothiers, Inc.	52,650	1,199,367
	Journal Communications, Inc. Class A	61,800	425,802
#	Journal Register Co.	125,500	125,500
	Kenneth Cole Productions, Inc. Class A	35,750	531,602
	Kimball International, Inc. Class B	85,110	889,399
* #	Kirkland’s, Inc.	47,014	40,432
* #	Knology, Inc.	89,900	1,098,578
*	Kona Grill, Inc.	12,744	123,999
	Koss Corp.	8,781	170,790
* #	Krispy Kreme Doughnuts, Inc.	120,900	322,803
*	KSW, Inc.	19,682	125,768
	K-Swiss, Inc. Class A	71,400	1,036,014
	LaCrosse Footwear, Inc.	10,722	179,593
*	Lakeland Industries, Inc.	13,418	141,023
*	Lakes Entertainment, Inc.	64,706	380,471
#	Landry’s Restaurants, Inc.	60,800	1,077,984
*	Lazare Kaplan International, Inc.	9,600	96,000
#	La-Z-Boy, Inc.	142,730	1,203,214
*	Leapfrog Enterprises, Inc.	14,500	82,650
* #	Lear Corp.	19,100	526,778
#	Lee Enterprises, Inc.	114,200	1,177,402
*	Lenox Group, Inc.	38,403	71,046
	Levitt Corp. Class A	21,021	42,042
	Libbey, Inc.	43,100	670,205
	Liberty Homes, Inc. Class A	200	640
* #	LIFE TIME FITNESS, Inc.	93,900	2,728,734
#	Lifetime Brands, Inc.	37,398	386,321
*	Lin TV Corp.	81,500	837,005
*	Lincoln Educational Services	46,165	553,980
#	Lithia Motors, Inc. Class A	41,997	431,729
*	Live Nation, Inc.	187,226	2,222,373
* #	LKQ Corp.	153,869	3,268,178
* #	Lodgenet Entertainment Corp.	65,134	606,398

5

*	Lodgian, Inc.	72,006	$644,454
*	LOUD Technologies, Inc.	2,380	16,957
*	Luby’s, Inc.	75,700	692,655
#	M/I Homes, Inc.	31,200	514,488
*	Mace Security International, Inc.	45,800	80,150
*	Magna Entertainment Corp.	17,200	13,588
*	Maidenform Brands, Inc.	67,100	830,027
	Marine Products Corp.	106,073	776,454
* #	MarineMax, Inc.	52,275	641,937
* #	Martha Stewart Living Omnimedia, Inc.	78,000	549,120
#	Matthews International Corp. Class A	95,367	4,278,164
*	Max & Erma’s Restaurants, Inc.	6,810	17,774
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,012	21,810
	McRae Industries, Inc. Class A	2,500	38,750
	MDC Holdings, Inc.	18,200	762,216
*	Meade Instruments Corp.	49,732	76,090
	Media General, Inc. Class A	65,700	1,024,920
* #	Mediacom Communications Corp.	234,136	1,023,174
*	Midas, Inc.	44,590	674,647
	Modine Manufacturing Co.	91,395	1,140,610
#	Monaco Coach Corp.	81,750	799,515
*	Monarch Casino & Resort, Inc.	54,679	908,765
	Monro Muffler Brake, Inc.	61,434	1,029,019
* #	Morgans Hotel Group	66,800	1,024,712
*	Morgan’s Foods, Inc.	800	5,240
*	Morton’s Restaurant Group, Inc.	17,500	135,625
*	Mothers Work, Inc.	9,454	189,647
*	Motorcar Parts of America, Inc.	2,400	18,576
	Movado Group, Inc.	56,300	1,084,338
* #	MTR Gaming Group, Inc.	82,351	464,460
* #	Multimedia Games, Inc.	82,781	579,467
*	Nathan’s Famous, Inc.	18,305	291,049
*	National Lampoon, Inc.	15,000	29,250
	National Presto Industries, Inc.	7,119	373,036
*	Nature Vision, Inc.	500	1,040
#	Nautilus Group, Inc.	94,300	395,117
* #	Navarre Corp.	78,760	129,954
* #	Netflix, Inc.	204,982	6,473,332
*	Nevada Gold & Casinos, Inc.	35,850	52,699
	New Frontier Media, Inc.	72,664	366,953
*	New Motion, Inc.	32,688	166,709
*	Nitches, Inc.	2,592	4,355
*	Nobel Learning Communities, Inc.	15,225	198,838
	Nobility Homes, Inc.	13,693	227,304
	Noble International, Ltd.	49,485	539,881
*	NTN Communications, Inc.	127,793	71,564
* #	Nutri/System, Inc.	66,674	954,105
*	Orange 21, Inc.	1,559	6,750
#	Orleans Homebuilders, Inc.	58,200	291,582
	O’Charleys, Inc.	66,446	750,175
*	Outdoor Channel Holdings, Inc.	72,000	529,200
* #	Overstock.com, Inc.	68,760	704,790
	Oxford Industries, Inc.	49,400	1,044,316
*	P & F Industries, Inc. Class A	3,000	20,925
*	P.F. Chang’s China Bistro, Inc.	69,036	1,969,597

6

* #	Pacific Sunwear of California, Inc.	193,820	$2,163,031
* #	Palm Harbor Homes, Inc.	68,721	346,354
* #	Panera Bread Co.	59,025	2,205,764
* #	Papa John’s International, Inc.	90,962	2,378,656
* #	PC Mall, Inc.	35,617	285,292
#	Penske Automotive Group, Inc.	105,531	1,903,779
*	Perry Ellis International, Inc.	38,400	752,256
* #	PetMed Express, Inc.	68,565	785,069
*	Phoenix Footwear Group, Inc.	18,100	33,123
	Pier 1 Imports, Inc.	254,958	1,335,980
*	Pinnacle Entertainment, Inc.	126,300	1,977,858
* #	Playboy Enterprises, Inc. Class A	5,400	44,658
* #	Playboy Enterprises, Inc. Class B	82,400	664,144
* #	PokerTek, Inc.	11,600	57,420
#	Polaris Industries, Inc.	79,500	3,035,310
*	Pomeroy IT Solutions, Inc.	37,837	248,589
* #	Premier Exhibitions, Inc.	74,041	353,916
	Pre-Paid Legal Services, Inc.	41,550	1,979,857
#	PRIMEDIA, Inc.	124,856	963,888
*	Princeton Review, Inc.	85,556	710,115
* #	Progressive Gaming International Corp.	109,830	282,263
*	Proliance International, Inc.	46,849	130,240
*	QEP Co., Inc.	10,314	95,198
*	Quaker Fabric Corp.	41,650	791
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	142,596	99,817
*	Quiksilver, Inc.	333,600	3,002,400
*	Radio One, Inc. Class D	259,749	327,284
* #	Rainmaker Systems, Inc.	51,489	147,773
*	RC2 Corp.	62,591	1,161,063
#	RCN Corp.	114,504	1,270,994
*	Reading International, Inc. Class A	20,349	193,519
*	Reading International, Inc. Class B	1,060	10,600
*	Red Lion Hotels Corp.	58,900	471,789
*	Red Robin Gourmet Burgers, Inc.	45,949	1,531,480
* #	RedEnvelope, Inc.	27,448	46,662
*	Regent Communications, Inc.	107,377	97,713
	Regis Corp.	86,000	2,154,300
*	Rentrak Corp.	31,013	344,244
*	Restoration Hardware, Inc.	116,431	504,146
*	Retail Ventures, Inc.	133,489	898,381
*	Rex Stores Corp.	22,800	423,396
*	Riviera Holdings Corp.	10,000	228,100
*	Rockford Corp.	25,270	33,862
* #	Rocky Brands, Inc.	16,191	91,803
*	Rubio’s Restaurants, Inc.	31,595	207,895
	Ruby Tuesday, Inc.	105,400	749,394
	Russ Berrie & Co., Inc.	52,904	690,926
* #	Ruth’s Chris Steak House, Inc.	43,700	305,463
*	S&K Famous Brands, Inc.	2,100	13,702
*	Saga Communications, Inc. Class A	53,625	312,097
	Salem Communications Corp.	57,369	189,318
	Sauer-Danfoss, Inc.	133,499	2,838,189
*	Schieb (Earl), Inc.	2,200	7,150
*	Scholastic Corp.	119,733	4,175,090
#	Sealy Corp.	82,205	748,888

7

* #	Sharper Image Corp.	37,256	$8,196
	Shiloh Industries, Inc.	51,278	477,911
*	Shoe Carnival, Inc.	31,379	425,185
* #	Shuffle Master, Inc.	92,674	763,634
*	Silverleaf Resorts, Inc.	16,000	53,120
	Sinclair Broadcast Group, Inc. Class A	144,300	1,331,889
* #	Six Flags, Inc.	190,705	375,689
*	Skechers U.S.A., Inc. Class A	87,900	1,871,391
	Skyline Corp.	25,300	713,460
* #	Smith & Wesson Holding Corp.	115,471	591,212
	Sonesta International Hotels Corp. Class A	1,100	32,307
	Sonic Automotive, Inc.	87,400	1,553,972
* #	Sonic Corp.	249,402	5,319,745
* #	Source Interlink Companies, Inc.	137,152	231,787
* #	Spanish Broadcasting System, Inc.	109,363	164,044
*	SPAR Group, Inc.	2,083	2,645
#	Spartan Motors, Inc.	90,525	735,968
	Speedway Motorsports, Inc.	86,930	2,538,356
*	Sport Chalet, Inc. Class A	4,625	20,581
*	Sport Chalet, Inc. Class B	3,666	15,764
	Sport Supply Group, Inc.	29,400	333,984
*	Sport-Haley, Inc.	2,900	6,699
	Stage Stores, Inc.	121,280	1,535,405
*	Stamps.com, Inc.	60,523	535,629
	Standard Motor Products, Inc.	52,400	388,284
#	Standard Pacific Corp.	74,100	304,551
	Stanley Furniture, Inc.	6,438	84,724
	Star Buffet, Inc.	2,700	14,715
#	Stein Mart, Inc.	104,907	620,000
*	Steinway Musical Instruments, Inc.	19,700	486,787
*	Steven Madden, Ltd.	55,999	943,023
	Stewart Enterprises, Inc.	259,599	1,549,806
*	Stoneridge, Inc.	55,359	596,770
	Strattec Security Corp.	9,472	353,874
	Sturm Ruger & Co., Inc.	73,500	580,650
* #	Sun-Times Media Group, Inc. Class A	208,500	183,480
#	Superior Industries International, Inc.	74,500	1,293,320
	Superior Uniform Group, Inc.	7,900	78,210
	Syms Corp.	25,400	341,630
* #	Syntax-Brillian Corp.	202,787	144,080
#	Systemax, Inc.	110,668	1,198,534
*	Talon International, Inc.	22,300	7,805
	Tandy Brand Accessories, Inc.	14,300	86,944
*	Tandy Leather Factory, Inc.	34,562	95,045
* #	Tarragon Corp.	12,654	22,144
*	Tarrant Apparel Group	77,437	61,950
#	Tempur-Pedic International, Inc.	80,300	1,398,826
*	Tenneco Automotive, Inc.	126,800	3,201,700
* #	Texas Roadhouse, Inc.	129,458	1,203,959
* #	The Children’s Place Retail Stores, Inc.	78,883	1,684,941
*	The Dress Barn, Inc.	177,904	2,344,775
*	The Hallwood Group, Inc.	456	29,877
	The Marcus Corp.	61,100	973,934
	The Pep Boys - Manny, Moe & Jack	151,100	1,728,584
*	The Sports Club Co., Inc.	19,000	25,175

8

* #	The Steak n Shake Co.	79,818	$665,682
#	Thor Industries, Inc.	10,500	320,040
*	Timberland Co. Class A	119,000	1,787,380
* #	TiVo, Inc.	276,926	2,403,718
*	Tractor Supply Co.	72,756	2,723,985
*	Trans World Entertainment Corp.	72,646	289,858
	Triarc Companies, Inc. Class A	58,090	504,221
	Triarc Companies, Inc. Class B	74,263	625,294
*	Triple Crown Media, Inc.	16,355	64,602
* #	True Religion Apparel, Inc.	66,407	1,356,695
* #	Trump Entertainment Resorts, Inc.	76,349	306,923
#	Tuesday Morning Corp.	65,248	351,687
	Tupperware Corp.	177,800	6,486,144
*	Tween Brands, Inc.	90,400	2,675,840
*	Unifi, Inc.	165,634	470,401
	Unifirst Corp.	39,726	1,534,615
*	Universal Electronics, Inc.	42,153	956,873
* #	Universal Technical Institute, Inc.	79,520	994,000
* #	Vail Resorts, Inc.	46,882	2,121,410
*	Valassis Communications, Inc.	135,500	1,520,310
	Value Line, Inc.	18,220	773,257
* #	ValueVision Media, Inc. Class A	108,145	568,843
*	Varsity Group, Inc.	36,137	7,191
* #	VCG Holding Corp.	53,110	560,310
	Virco Manufacturing Corp.	31,531	187,294
#	Visteon Corp.	357,700	1,251,950
*	Volcom, Inc.	47,921	947,398
*	Voyager Learning Co.	72,800	509,600
*	Warnaco Group, Inc.	140,517	5,277,819
*	Waxman Industries, Inc.	600	4,263
* #	WCI Communities, Inc.	105,700	411,173
*	Wells-Gardner Electronics Corp.	30,238	45,357
* #	West Marine, Inc.	53,968	435,522
	Westwood One, Inc.	235,700	417,189
*	Wet Seal, Inc. Class A	214,194	612,595
	Weyco Group, Inc.	3,855	104,201
*	Williams Controls, Inc.	10,571	160,996
*	Wilsons The Leather Experts, Inc.	111,210	74,511
*	Winmark Corp.	12,239	244,658
#	Winnebago Industries, Inc.	89,434	1,794,940
* #	WisdomTree Investments, Inc.	4,500	13,275
*	WMS Industries, Inc.	150,494	5,714,257
	Wolverine World Wide, Inc.	154,100	4,083,650
	World Wrestling Entertainment, Inc.	66,600	1,178,820
* #	WorldSpace, Inc. Class A	17,300	19,376
* #	Xanadoo Co.	170	65,875
#	Xerium Technologies, Inc.	57,595	288,551
*	Young Broadcasting, Inc. Class A	64,811	51,201
* #	Zale Corp.	138,600	2,677,752
* #	Zumiez, Inc.	57,177	1,005,172
Total Consumer Discretionary			388,908,604

9

Consumer Staples — (3.5%)
	Alico, Inc.	21,230	$867,245
*	Alliance One International, Inc.	281,116	1,377,468
#	American Italian Pasta Co.	51,300	256,500
#	Andersons, Inc.	52,910	2,447,617
*	Atlantic Premium Brands, Ltd.	1,900	2,517
	Bactolac Pharmaceutical, Inc.	1	1,462
*	BJ’s Wholesale Club, Inc.	61,600	1,944,096
*	Boston Beer Co., Inc. Class A	28,200	1,005,612
*	Bridgford Foods Corp.	11,450	70,532
*	Cagle’s, Inc. Class A	4,012	32,417
	Calavo Growers, Inc.	34,781	666,752
#	Cal-Maine Foods, Inc.	62,165	2,144,692
* #	Caribou Coffee Co.	7,923	20,600
	Casey’s General Stores, Inc.	144,377	3,616,644
	CCA Industries, Inc.	19,366	180,104
*	Central European Distribution Corp.	120,039	6,983,869
*	Central Garden & Pet Co.	62,500	308,125
*	Central Garden & Pet Co. Class A	125,043	550,189
* #	Chattem, Inc.	57,484	4,478,004
#	Chiquita Brands International, Inc.	136,796	2,800,214
	Coca-Cola Bottling Co. Consolidated	12,514	684,391
	Coffee Holding Co, Inc.	800	3,480
*	Cuisine Solutions, Inc.	53,122	201,864
*	Darling International, Inc.	232,000	3,224,800
	Del Monte Foods Co.	68,900	618,722
	Diamond Foods, Inc.	39,286	644,290
* #	Elizabeth Arden, Inc.	79,400	1,446,668
	Farmer Brothers Co.	31,056	693,480
	Flowers Foods, Inc.	249,505	5,653,783
#	Gatehouse Media, Inc.	39,600	248,292
	Glacier Water Services, Inc.	3,500	178,500
	Golden Enterprises, Inc.	12,900	34,701
#	Great Atlantic & Pacific Tea, Inc.	144,217	3,905,396
* #	Green Mountain Coffee, Inc.	65,866	2,009,572
	Griffin Land & Nurseries, Inc. Class A	2,471	90,562
*	Hain Celestial Group, Inc.	112,695	3,042,765
*	IGI, Inc.	934	1,634
#	Imperial Sugar Co.	24,520	470,784
	Ingles Market, Inc. Class A	35,759	858,574
*	Integrated Biopharma, Inc.	40,600	126,266
	Inter Parfums, Inc.	57,748	937,828
	J & J Snack Foods Corp.	53,017	1,306,869
*	Katy Industries, Inc.	11,399	21,658
	Lancaster Colony Corp.	90,332	3,354,027
	Lance, Inc.	88,574	1,483,614
* #	Lifeway Foods, Inc.	50,214	524,234
	Longs Drug Stores Corp.	97,300	4,673,319
#	Mannatech, Inc.	76,900	598,282
* #	Maui Land & Pineapple Co., Inc.	22,028	576,252
* #	Medifast, Inc.	37,600	157,920
#	MGP Ingredients, Inc.	49,422	317,289
*	Monterey Pasta Co.	54,187	149,014
#	Nash Finch Co.	36,740	1,288,472
#	National Beverage Corp.	132,479	969,746
*	Natural Alternatives International, Inc.	20,009	182,282
* #	Natural Health Trends Corp.	18,077	17,715
	Nature’s Sunshine Products, Inc.	35,884	322,956

10

	Nu Skin Enterprises, Inc. Class A	189,300	$3,134,808
	Oil-Dri Corp. of America	7,863	152,149
*	Omega Protein Corp.	39,323	416,824
*	Pantry, Inc.	61,200	1,472,472
*	Parlux Fragrances, Inc.	58,046	196,195
* #	Peet’s Coffee & Tea, Inc.	39,457	923,688
*	Performance Food Group Co.	114,103	3,708,347
*	Pizza Inn, Inc.	8,932	23,848
*	Prestige Brands Holdings, Inc.	89,300	688,503
	PriceSmart, Inc.	83,368	2,022,508
*	Pyramid Breweries, Inc.	28,463	61,765
	Ralcorp Holdings, Inc.	72,200	4,003,490
#	Reddy Ice Holdings, Inc.	39,400	928,658
*	Redhook Ale Brewery, Inc.	24,893	129,195
#	Reliv International, Inc.	48,147	322,585
* #	Revlon, Inc.	1,265,843	1,291,160
	Rocky Mountain Chocolate Factory, Inc.	19,671	249,625
	Ruddick Corp.	133,292	4,298,667
#	Sanderson Farms, Inc.	57,100	1,990,506
*	Sanfilippo (John B.) & Son, Inc.	23,090	215,430
*	Scheid Vineyards, Inc.	440	14,344
	Schiff Nutrition International, Inc.	16,675	101,217
	Seaboard Corp.	1,190	1,892,100
*	Seneca Foods Corp. Class A	700	14,028
*	Seneca Foods Corp. Class B	1,300	27,690
	Spartan Stores, Inc.	60,076	1,266,402
* #	Spectrum Brands, Inc.	145,000	545,200
* #	Star Scientific, Inc.	228,795	425,559
	Stephan Co.	3,400	10,200
	Tasty Baking Co.	22,300	152,755
*	Tofutti Brands, Inc.	17,630	47,601
#	Tootsie Roll Industries, Inc.	103,105	2,498,234
*	TreeHouse Foods, Inc.	25,431	563,805
* #	United Natural Foods, Inc.	114,513	1,937,560
	United-Guardian, Inc.	7,500	76,875
	Universal Corp.	72,700	4,137,357
* #	USANA Health Services, Inc.	54,160	1,688,709
#	Vector Group, Ltd.	166,174	3,054,278
*	Vermont Pure Holdings, Ltd.	15,800	25,122
	Village Super Market, Inc.	4,397	194,347
	WD-40 Co.	49,089	1,525,686
	Weis Markets, Inc.	75,003	2,430,847
* #	Winn-Dixie Stores, Inc.	27,752	453,745
*	Zapata Corp.	24,592	173,374
Total Consumer Staples			120,262,118

Energy — (6.0%)
* #	Abraxas Petroleum Corp.	118,900	445,875
	Adams Resources & Energy, Inc.	13,000	321,750
* #	Allis-Chalmers Energy, Inc.	97,900	1,235,498
#	Alon USA Energy, Inc.	81,100	1,272,459
* #	Alpha Natural Resources, Inc.	141,200	5,724,248
*	American Oil & Gas, Inc.	114,671	550,421
* #	Arena Resources, Inc.	87,200	3,529,856
	Atlas America, Inc.	92,529	5,595,229

11

* #	ATP Oil & Gas Corp.	83,703	$2,950,531
	Barnwell Industries, Inc.	21,190	229,911
* #	Basic Energy Services, Inc.	85,800	1,815,528
	Berry Petroleum Corp. Class A	124,500	5,118,195
*	Bill Barret Corp.	101,600	4,708,144
*	Bois d’Arc Energy, Inc.	143,275	3,076,114
* #	Bolt Technology Corp.	25,100	436,489
*	Boots & Coots International Well Control, Inc.	191,600	287,400
* #	BPZ Resources, Inc.	127,744	2,014,523
*	Brigham Exploration Co.	135,913	1,061,481
*	Bristow Group, Inc.	68,300	3,603,508
*	Bronco Drilling Co., Inc.	57,500	909,075
*	Cal Dive International, Inc.	16,424	171,138
*	Callon Petroleum Co.	62,462	1,151,799
#	CARBO Ceramics, Inc.	69,855	2,580,444
*	Carrizo Oil & Gas, Inc.	90,096	5,203,044
*	Catalytica Energy Systems, Inc.	2,699	15,681
* #	Cheniere Energy, Inc.	92,800	2,721,824
	CKX Lands, Inc.	2,000	23,800
*	Clayton Williams Energy, Inc.	33,476	1,267,067
*	Complete Production Services, Inc.	165,660	3,217,117
*	Comstock Resources, Inc.	125,400	4,552,020
* #	Contango Oil & Gas Co.	45,650	2,935,295
*	Credo Petroleum Corp.	522	5,507
*	Dawson Geophysical Co.	21,700	1,429,379
	Delek US Holdings, Inc.	107,900	1,702,662
* #	Delta Petroleum Corp.	163,415	3,915,423
*	Dril-Quip, Inc.	122,800	5,744,584
* #	Dune Energy, Inc.	123,800	219,126
* #	Edge Petroleum Corp.	58,793	282,206
*	Encore Acquisition Co.	160,840	5,918,912
* #	Endeavour International Corp.	282,600	367,380
* #	Energy Partners, Ltd.	89,400	961,944
* #	Evergreen Energy, Inc.	205,900	442,685
*	Evolution Petroleum Corp.	23,493	108,068
* #	EXCO Resources, Inc.	165,900	2,878,365
*	Exterran Holdings, Inc.	63,682	4,435,451
#	Foundation Coal Holdings, Inc.	91,570	5,289,999
* #	FX Energy, Inc.	106,654	500,207
* #	Gasco Energy, Inc.	222,795	579,267
* #	Goodrich Petroleum Corp.	82,700	1,995,551
* #	Grey Wolf, Inc.	542,900	3,365,980
	Gulf Island Fabrication, Inc.	38,951	1,136,201
*	Gulfmark Offshore, Inc.	65,114	3,298,675
*	Gulfport Energy Corp.	100,118	1,445,704
*	Harvest Natural Resources, Inc.	112,500	1,379,250
*	HKN, Inc.	5,622	48,855
* #	Hornbeck Offshore Services, Inc.	73,100	3,284,383
*	Houston American Energy Corp.	92,016	392,908
*	Infinity, Inc.	50,811	22,357
* #	James River Coal Co.	34,097	577,262
	Key Energy Group, Inc.	94,000	1,269,940
	Lufkin Industries, Inc.	41,912	2,395,690
*	Mariner Energy, Inc.	234,700	6,508,231
	Massey Energy Co.	24,576	940,278

12

*	Matrix Service Co.	73,694	$1,498,936
* #	McMoran Exploration Co.	77,264	1,298,035
*	Meridian Resource Corp.	256,200	397,110
*	Mexco Energy Corp.	300	1,227
*	Mitcham Industries, Inc.	29,100	513,615
*	NATCO Group, Inc. Class A	48,600	2,315,790
* #	National Coal Corp.	61,920	323,842
*	Natural Gas Services Group	33,589	752,394
*	Newpark Resources, Inc.	249,300	1,104,399
* #	Ngas Resources, Inc.	37,118	226,791
*	Oil States International, Inc.	151,853	6,402,122
* #	OMNI Energy Services Corp.	56,500	230,520
* #	Pacific Ethanol, Inc.	121,672	603,493
	Panhandle Royalty Co.	13,490	411,850
*	Parallel Petroleum Corp.	114,500	2,115,960
*	Parker Drilling Co.	304,900	2,021,487
	Penn Virginia Corp.	114,100	4,856,096
*	Petrohawk Energy Corp.	78	1,410
*	Petroleum Development Corp.	42,733	2,981,054
*	PetroQuest Energy, Inc.	132,900	2,094,504
*	PHI, Inc. (69336T106)	200	6,363
*	PHI, Inc. (69336T205)	34,100	1,031,866
*	Pioneer Drilling Co.	134,600	1,804,986
* #	PowerSecure International, Inc.	46,086	613,405
*	Quest Resource Corp.	47,691	338,606
* #	Rentech, Inc.	411,800	518,868
*	Royale Energy, Inc.	13,212	45,846
#	RPC, Inc.	291,100	3,833,787
*	Stone Energy Corp.	61,263	3,109,710
* #	SulphCo, Inc.	175,500	738,855
* #	Superior Well Services, Inc.	47,063	1,216,579
*	Swift Energy Corp.	83,700	3,995,001
* #	Syntroleum Corp.	158,726	111,108
*	T-3 Energy Services, Inc.	24,712	1,220,031
*	Teton Energy Corp.	47,886	232,247
* #	TETRA Technologies, Inc.	149,100	2,561,538
*	TGC Industries, Inc.	48,151	383,282
* #	Toreador Resources Corp.	48,118	451,347
* #	Transmeridian Exploration, Inc.	288,400	360,500
* #	Trico Marine Services, Inc.	42,319	1,672,447
* #	Tri-Valley Corp.	68,171	432,886
* #	TXCO Resources, Inc.	113,634	1,581,785
*	Union Drilling, Inc.	38,180	764,364
* #	Uranium Resources, Inc.	96,728	916,981
	USEC, Inc.	246,431	1,572,230
*	VAALCO Energy, Inc.	165,700	739,022
* #	VeraSun Energy Corp.	100,203	905,835
* #	Verenium Corp.	140,802	420,998
*	Warren Resources, Inc.	119,700	1,601,586
* #	Westmoreland Coal Co.	25,400	405,892
*	Westside Energy Corp.	53,300	156,169
* #	W-H Energy Services, Inc.	84,000	5,281,080
*	Whiting Petroleum Corp.	98,791	6,047,985
#	World Fuel Services Corp.	81,500	2,549,320
Total Energy			209,341,034

13

Financials — (10.8%)
*	1st Constitution Bancorp	1,461	$19,870
	1st Independence Financial Group, Inc.	3,373	54,137
	1st Source Corp.	59,324	1,035,797
#	21st Century Holding Co.	22,610	295,287
	Abigail Adams National Bancorp, Inc.	1,963	20,356
	Abington Bancorp, Inc.	7,044	70,651
	Access National Corp.	10,571	80,762
	Advance America Cash Advance Centers, Inc.	157,300	1,168,739
	Advanta Corp. Class A	42,500	301,750
	Advanta Corp. Class B	87,212	673,277
	Affirmative Insurance Holdings, Inc.	13,042	116,335
	Alfa Corp.	262,319	5,710,685
	Alliance Financial Corp.	1,855	47,117
*	Alphatec Holdings, Inc.	9,510	54,968
*	AmComp, Inc.	29,400	360,150
	Amcore Financial, Inc.	67,945	1,319,492
	Ameriana Bancorp	2,912	25,538
	American Bancorp of New Jersey, Inc.	26,364	283,149
	American Equity Investment Life Holding Co.	150,600	1,438,230
*	American Independence Corp.	8,100	64,800
	American National Bankshares, Inc.	2,255	50,016
	American Physicians Capital, Inc.	32,060	1,414,808
	American Physicians Services Group, Inc.	100	1,890
#	American River Bankshares	19,841	337,297
*	American Spectrum Realty, Inc.	100	2,575
	American West Bancorporation	50,006	441,553
*	AmeriCredit Corp.	13,900	199,882
	Ameris Bancorp	36,750	522,585
*	Amerisafe, Inc.	45,529	598,706
*	AmeriServe Financial, Inc.	59,570	172,753
	Anchor Bancorp Wisconsin, Inc.	64,317	1,217,521
*	Argo Group International Holdings, Ltd.	57,316	2,144,765
	Arrow Financial Corp.	28,253	588,227
	ASB Financial Corp.	900	13,837
	Asset Acceptance Capital Corp.	109,827	1,070,813
#	ASTA Funding, Inc.	46,100	745,898
*	Atlantic American Corp.	21,640	33,542
	Atlantic Coast Federal Corp.	14,375	142,312
	Baldwin & Lyons, Inc. Class B	27,741	675,771
	BancFirst Corp.	44,744	1,885,065
*	Bancinsurance Corp.	5,600	28,868
	Bancorp Rhode Island, Inc.	6,378	223,039
	BancorpSouth, Inc.	56,200	1,263,376
#	BancTrust Financial Group, Inc.	784	8,616
	Bank of Commerce Holdings	4,954	42,109
*	Bank of Florida Corp.	27,028	252,982
	Bank of Granite Corp.	49,278	588,379
	Bank of the Ozarks, Inc.	47,910	1,133,071
#	BankAtlantic Bancorp, Inc. Class A	95,395	435,001
	BankFinancial Corp.	70,154	997,590
#	BankUnited Financial Corp. Class A	98,675	481,534
	Banner Corp.	37,343	808,849
	Bar Harbor Bankshares	1,900	59,090

14

	BCB Bancorp, Inc.	600	$9,045
*	Beach First National Bancshares, Inc.	8,067	110,921
	Benjamin Franklin Bancorp, Inc.	200	2,814
	Berkshire Bancorp, Inc.	400	6,124
	Berkshire Hills Bancorp, Inc.	25,769	583,668
	Beverly Hills Bancorp, Inc.	64,798	320,750
*	BFC Financial Corp.	57,988	72,485
*	BNCCORP., Inc.	3,900	50,700
*	BNS Holding, Inc.	4,020	56,280
#	Boston Private Financial Holdings, Inc.	110,200	1,517,454
*	Bridge Capital Holdings	2,033	43,323
*	Broadpoint Securities Group, Inc.	40,388	64,621
	Brooke Corp.	27,981	168,166
	Brookline Bancorp, Inc.	173,393	1,666,307
	Bryn Mawr Bank Corp.	6,657	130,477
#	C&F Financial Corp.	1,115	33,439
*	CabelTel International Corp.	674	1,176
	Cadence Financial Corp.	10,144	155,508
	California First National Bancorp	11,500	120,750
	Camco Financial Corp.	9,161	100,588
	Camden National Corp.	21,834	692,793
	Capital Bank Corp.	1,960	19,678
#	Capital City Bank Group, Inc.	35,853	964,804
	Capital Corp. of the West	33,319	458,136
	Capital Southwest Corp.	1,200	132,072
	Capitol Bancorp, Ltd.	47,074	876,518
	Cardinal Financial Corp.	76,986	612,039
	Carver Bancorp, Inc.	1,400	20,160
	Cascade Financial Corp.	3,000	37,980
	Cash America International, Inc.	84,990	2,750,276
* #	Cash Systems, Inc.	57,852	232,565
#	Cathay General Bancorp	105,136	2,304,581
* #	Centennial Bank Holdings, Inc.	86,841	514,967
#	Center Bancorp, Inc.	43,064	480,164
	Center Financial Corp.	52,238	508,276
	Centerstate Banks of Florida, Inc.	7,148	95,783
	Central Bancorp, Inc.	1,600	30,816
	Central Pacific Financial Corp.	87,300	1,614,177
	Central Virginia Bankshares, Inc.	3,032	55,334
	Centrue Financial Corp.	1,076	20,670
	Century Bancorp, Inc. Class A	1,785	36,592
	CFS Bancorp, Inc.	26,520	379,766
	Charter Financial Corp.	23,869	775,742
#	Chemical Financial Corp.	70,363	1,563,466
	Citizens Community Bancorp, Inc.	100	895
	Citizens First Bancorp, Inc.	24,212	305,313
	Citizens First Corp.	400	3,948
	Citizens Republic Bancorp, Inc.	205,849	2,291,099
	Citizens South Banking Corp.	16,429	167,412
* #	Citizens, Inc.	119,860	677,209
	City Holding Co.	49,930	1,859,393
* #	Clayton Holdings, Inc.	11,700	50,661
*	CNA Surety Corp.	122,331	1,726,090
#	CNB Financial Corp.	3,800	51,680
	CoBiz Financial, Inc.	55,675	684,246

15

	Codorus Valley Bancorp, Inc.	731	$12,098
#	Cohen & Steers, Inc.	108,900	2,742,102
	Colony Bankcorp, Inc.	9,572	124,436
	Columbia Banking System, Inc.	46,187	1,066,458
	Comm Bancorp, Inc.	532	23,195
*	Command Security Corp.	1,000	4,150
	Commerce Group, Inc.	15,200	550,848
	Commercial National Financial Corp.	3,500	59,675
	Commonwealth Bankshares, Inc.	1,998	35,944
* #	Community Bancorp	8,448	103,910
#	Community Bank System, Inc.	83,994	1,856,267
	Community Bankshares, Inc.	610	7,686
	Community Central Bank Corp.	1,764	9,808
	Community Trust Bancorp, Inc.	43,448	1,175,268
	Community West Bancshares	6,650	58,952
	Compass Diversified Holdings	17,107	232,655
* #	CompuCredit Corp.	156,660	1,626,131
	Consolidated-Tokoma Land Co.	15,621	804,481
* #	Consumer Portfolio Services, Inc.	67,396	211,623
	Cooperative Bankshares, Inc.	5,911	66,499
*	Core-Mark Holding Co., Inc.	15,957	423,977
#	Corus Bankshares, Inc.	81,710	844,064
*	Cowen Group, Inc.	48,399	362,992
*	Cowlitz Bancorporation	1,870	16,381
	Crawford & Co. Class A	30,595	114,731
#	Crawford & Co. Class B	24,520	101,022
#	CVB Financial Corp.	231,168	2,124,434
*	Dearborn Bancorp, Inc.	11,201	78,295
	Delphi Financial Group, Inc. Class A	92,475	2,789,046
#	Delta Financial Corp.	69,400	3,817
	Dime Community Bancshares	104,803	1,595,102
*	Dollar Financial Corp.	47,253	1,061,775
	Donegal Group, Inc. Class A	55,859	911,619
	Donegal Group, Inc. Class B	5,080	94,234
	East West Bancorp, Inc.	135	2,539
	Eastern Insurance Holdings, Inc.	4,344	71,068
	Eastern Virginia Bankshares, Inc.	500	8,735
	ECB Bancorp, Inc.	600	15,900
	EMC Insurance Group, Inc.	41,861	925,965
* #	Encore Capital Group, Inc.	64,200	473,796
* #	Enstar Group, Ltd.	411	40,274
	Enterprise Financial Services Corp.	33,804	676,418
#	Epoch Holding Corp.	7,537	84,490
	ESB Financial Corp.	13,762	141,749
	Evans Bancorp, Inc.	1,011	16,682
*	Exlservice Holdings, Inc.	52,525	1,120,358
*	EZCORP, Inc. Class A	27,800	326,094
#	F.N.B. Corp.	176,120	2,414,605
	FBL Financial Group, Inc. Class A	80,070	2,354,859
	Federal Agriculture Mortgage Corp. Class A	800	14,336
	Federal Agriculture Mortgage Corp. Class C	26,300	632,252
	Federal Trust Corp.	1,293	2,715
	Fidelity Bancorp, Inc.	296	4,535
	Fidelity Southern Corp.	8,600	68,370
	Financial Federal Corp.	78,700	1,695,985

16

*	Financial Industries Corp.	11,882	$80,204
	Financial Institutions, Inc.	13,234	244,961
*	First Acceptance Corp.	136,647	445,469
	First Bancorp	43,030	762,061
*	First Bancshares, Inc.	145	2,364
*	First Bank of Delaware	6,667	17,834
#	First Busey Corp.	73,286	1,371,181
*	First Cash Financial Services, Inc.	97,962	915,945
#	First Charter Corp.	112,657	2,727,426
#	First Commonwealth Financial Corp.	213,272	2,256,418
	First Community Bancorp	85,097	2,425,265
	First Community Bancshares, Inc.	32,787	1,037,709
	First Defiance Financial Corp.	15,687	308,093
	First Federal Bancshares of Arkansas, Inc.	6,839	102,585
	First Federal Bankshares, Inc.	1,703	24,540
#	First Financial Bancorp	111,748	1,295,159
#	First Financial Bankshares, Inc.	59,306	2,245,918
	First Financial Corp.	36,587	960,409
	First Financial Holdings, Inc.	35,284	801,300
	First Financial Service Corp.	3,911	90,540
	First Franklin Corp.	700	6,405
*	First Investors Financial Services Group, Inc.	5,300	29,018
*	First Keystone Financial, Inc.	2,200	29,546
	First M&F Corp.	8,514	129,498
*	First Mariner Bancorp, Inc.	6,000	37,740
	First Merchants Corp.	52,901	1,428,856
#	First Midwest Bancorp, Inc.	97,556	2,541,334
	First National Lincoln Corp.	2,330	33,785
	First Niagara Financial Group, Inc.	320,149	3,656,108
	First PacTrust Bancorp, Inc.	8,200	138,990
	First Place Financial Corp.	49,258	603,903
*	First Regional Bancorp	35,700	571,557
	First Security Group, Inc.	4,100	37,187
#	First South Bancorp, Inc.	17,375	341,940
	First State Bancorporation	56,176	667,371
	First State Financial Corp.	3,100	23,917
	First United Corp.	6,329	122,783
	Firstbank Corp.	9,282	125,680
*	FirstCity Financial Corp.	35,400	311,874
* #	FirstFed Financial Corp.	11,100	346,875
	FirstMerit Corp.	158,187	2,969,170
#	Flagstar Bancorp, Inc.	157,700	1,129,132
	Flushing Financial Corp.	61,294	999,092
	FNB United Corp.	4,880	56,608
*	FPIC Insurance Group, Inc.	25,446	1,111,227
* #	Franklin Bank Corp.	48,857	187,611
* #	Franklin Credit Management Corp.	3,100	2,635
#	Frontier Financial Corp.	127,465	1,909,426
	GAMCO Investors, Inc.	21,800	1,221,236
	Gateway Financial Holdings, Inc.	33,161	379,693
	GB&T Bancshares, Inc.	43,693	388,868
	German American Bancorp, Inc.	5,600	70,504
#	Glacier Bancorp, Inc.	153,298	2,635,193
*	Golfsmith International Holdings, Inc.	1,000	3,000
	Gouverneur Bancorp, Inc.	195	1,804

17

	Great Pee Dee Bancorp, Inc.	262	$5,164
	Great Southern Bancorp, Inc.	40,032	718,574
	Greater Community Bancorp	5,867	89,824
	Greene Bancshares, Inc.	29,522	537,891
#	Greenhill & Co., Inc.	44,200	2,873,442
	Grubb & Ellis Co.	76,974	510,338
	GS Financial Corp.	900	14,913
	Guaranty Federal Bancshares, Inc.	6,915	184,976
*	Hallmark Financial Services, Inc.	45,083	531,078
#	Hancock Holding Co.	79,429	2,942,050
	Hanmi Financial Corp.	136,147	1,038,802
	Harleysville Group, Inc.	90,735	3,046,881
#	Harleysville National Corp.	77,948	1,035,929
	Harrington West Financial Group, Inc.	2,000	20,840
#	Heartland Financial USA, Inc.	10,820	192,380
	Hercules Technology Growth Capital, Inc.	31,408	373,441
	Heritage Commerce Corp.	35,056	577,723
	Heritage Financial Corp.	23,062	451,785
	Heritage Financial Group	200	2,452
	HF Financial Corp.	6,435	106,499
	Hilb Rogal Hamilton Co.	102,200	3,129,364
	Hingham Institution for Savings	709	20,809
	HMN Financial, Inc.	8,097	195,785
#	Home Bancshares, Inc.	18,507	369,770
	Home Federal Bancorp, Inc. (436926109)	4,936	114,268
	Home Federal Bancorp, Inc. (43710G105)	2,129	24,164
	HopFed Bancorp, Inc.	2,100	29,631
	Horace Mann Educators Corp.	113,138	1,966,338
	Horizon Financial Corp.	36,767	470,618
* #	HouseValues, Inc.	800	2,088
	IBERIABANK Corp.	33,457	1,487,833
	IBT Bancorp, Inc.	4,700	132,540
	Imperial Capital Bancorp, Inc.	12,300	275,028
	Independence Holding Co.	10,682	117,502
	Independent Bank Corp. (MA)	41,423	1,096,467
	Independent Bank Corp. (MI)	62,924	614,138
	Infinity Property & Casualty Corp.	53,446	2,146,926
	Integra Bank Corp.	50,038	711,040
	International Bancshares Corp.	121,423	2,632,451
	Intervest Bancshares Corp.	22,100	293,930
* #	Investment Technology Group, Inc.	112,000	5,216,960
*	Investors Bancorp, Inc.	183,779	2,664,796
	Investors Capital Holdings, Ltd.	100	506
	Investors Title Co.	1,985	95,101
	Irwin Financial Corp.	86,700	651,117
*	Jesup & Lamont, Inc.	1,972	1,282
#	Kearny Financial Corp.	96,805	1,035,814
*	Kennedy-Wilson, Inc.	8,400	328,440
	Kentucky First Federal Bancorp	2,750	27,844
#	K-Fed Bancorp	8,200	84,952
*	Knight Capital Group, Inc.	270,123	4,330,072
*	LaBranche & Co., Inc.	98,800	458,432
#	Lakeland Bancorp, Inc.	48,489	540,167
	Lakeland Financial Corp.	34,176	697,190
#	LandAmerica Financial Group, Inc.	51,800	1,907,276

18

	Landmark Bancorp, Inc.	2,940	$71,383
	Leesport Financial Corp.	3,437	61,007
	Legacy Bancorp, Inc.	13,622	193,296
#	Life Partners Holdings, Inc.	26,353	396,613
	Lincoln Bancorp	1,800	21,600
*	Liquidity Services, Inc.	25,700	248,519
	LNB Bancorp, Inc.	2,359	30,691
* #	Loopnet, Inc.	59,247	709,187
	LSB Corp.	5,662	96,141
	Macatawa Bank Corp.	46,415	427,946
	MainSource Financial Group, Inc.	46,730	612,630
*	MarketAxess Holdings, Inc.	87,025	815,424
*	Marlin Business Services, Inc.	36,233	344,938
	MASSBANK Corp.	7,100	276,900
	Mayflower Bancorp, Inc.	700	7,788
*	Mays (J.W.), Inc.	200	3,982
	MB Financial, Inc.	102,093	2,937,216
	MBT Financial Corp.	46,125	389,756
	MCG Capital Corp.	173,134	2,077,608
*	Meadowbrook Insurance Group, Inc.	78,300	623,268
	Medallion Financial Corp.	54,066	535,794
#	Mercantile Bancorp, Inc.	727	13,231
	Mercantile Bank Corp.	18,345	247,658
	Mercer Insurance Group, Inc.	17,900	315,040
	Merchants Bancshares, Inc.	21,481	495,352
	Meta Financial Group, Inc.	3,602	97,038
	MetroCorp Bancshares, Inc.	14,101	190,222
	MFB Corp.	1,300	45,552
	MicroFinancial, Inc.	23,300	125,820
	Mid Penn Bancorp, Inc.	210	5,355
	Midland Co.	26,173	1,691,299
#	MidSouth Bancorp, Inc.	2,128	47,029
#	Midwest Banc Holdings, Inc.	67,520	693,430
	MidWestOne Financial Group, Inc.	296	4,843
	Monroe Bancorp	1,500	21,045
*	Move, Inc.	450,582	1,130,961
	MutualFirst Financial, Inc.	4,284	59,119
	Nara Bancorp, Inc.	73,911	810,065
	National Interstate Corp.	36,402	1,001,783
#	National Penn Bancshares, Inc.	230,197	3,685,454
	National Western Life Insurance Co. Class A	1,400	249,410
*	Navidec Financial, Inc.	644	708
*	Navigators Group, Inc.	47,784	2,615,218
	NBT Bancorp, Inc.	94,799	1,817,297
#	Nelnet, Inc. Class A	41,000	446,900
	New England Bancshares, Inc.	1,999	22,079
	New Hampshire Thrift Bancshares, Inc.	2,700	35,505
	New Westfield Financial, Inc.	9,837	98,567
	NewAlliance Bancshares, Inc.	264,728	3,012,605
	NewBridge Bancorp	15,337	147,849
*	Newtek Business Services, Inc.	86,988	93,947
*	NexCen Brands, Inc.	151,003	594,952
*	Nexity Financial Corp.	500	3,790
	North Central Bancshares, Inc.	1,700	57,086
	North Valley Bancorp	2,455	31,694

19

	Northeast Bancorp	900	$13,716
	Northeast Community Bancorp, Inc.	4,800	56,400
	Northrim Bancorp, Inc.	15,145	326,223
#	Northway Financial, Inc.	5,000	85,500
#	Northwest Bancorp, Inc.	142,905	3,774,121
	Norwood Financial Corp.	200	6,306
	NYMAGIC, Inc.	25,056	604,852
*	Ocean Shore Holding Co.	402	4,171
	OceanFirst Financial Corp.	34,680	559,735
* #	Ocwen Financial Corp.	174,718	1,048,308
	Ohio Valley Banc Corp.	2,100	52,500
#	Old National Bancorp	192,700	2,990,704
	Old Second Bancorp, Inc.	30,673	790,136
	Omega Financial Corp.	35,702	982,162
	optionsXpress Holding, Inc.	134,092	3,105,571
	PAB Bankshares, Inc.	6,327	74,785
	Pacific Capital Bancorp	131,069	2,745,896
	Pacific Continental Corp.	18,916	253,664
	Pacific Mercantile Bancorp	26,820	262,568
*	Pacific Premier Bancorp, Inc.	5,105	41,555
*	Pacific State Bancorp	3,600	46,584
	Pamrapo Bancorp, Inc.	8,211	137,042
	Park Bancorp, Inc.	1,650	33,396
#	Park National Corp.	23,671	1,432,096
	Parkvale Financial Corp.	6,504	180,616
	Patriot Capital Funding, Inc.	9,103	95,217
	Patriot National Bancorp	900	14,423
	PAULA Financial	5,900	30,090
	Peapack-Gladstone Financial Corp.	9,150	234,881
# ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	65,600	377,200
	Penns Woods Bancorp, Inc.	4,686	145,500
*	Pennsylvania Commerce Bancorp, Inc.	13,439	355,999
*	Penson Worldwide, Inc.	1,916	19,582
	Peoples Bancorp of Indiana	555	8,408
	Peoples Bancorp of North Carolina	3,281	41,997
	Peoples Bancorp, Inc.	29,318	636,787
#	PFF Bancorp, Inc.	36,700	310,849
*	Pico Holdings, Inc.	64,310	2,198,116
	Pinnacle Bancshares, Inc.	35	385
*	Pinnacle Financial Partners, Inc.	40,935	939,049
*	Piper Jaffray Companies, Inc.	43,900	1,700,247
*	PMA Capital Corp. Class A	91,908	753,646
	Porter Bancorp, Inc.	2,400	43,368
#	Portfolio Recovery Associates, Inc.	45,305	1,654,539
#	Preferred Bank	13,585	248,877
	Premier Financial Bancorp, Inc.	5,300	65,031
	Presidential Life Corp.	64,887	1,087,506
	Princeton National Bancorp, Inc.	1,801	48,987
#	PrivateBancorp, Inc.	59,620	1,793,966
* #	ProAssurance Corp.	95,850	5,096,345
	ProCentury Corp.	38,490	706,292
#	Prosperity Bancshares, Inc.	121,211	3,199,970
	Providence Community Bancshares, Inc.	400	7,260
	Provident Bankshares Corp.	89,493	1,139,246

20

	Provident Financial Holdings, Inc.	19,558	$330,530
	Provident Financial Services, Inc.	184,653	2,213,989
	Provident New York Bancorp	121,047	1,586,926
	Pulaski Financial Corp.	26,659	293,516
#	QC Holdings, Inc.	36,280	297,859
	Rainier Pacific Financial Group, Inc.	20,266	275,010
	Renasant Corp.	40,760	858,406
	Republic Bancorp, Inc. Class A	59,117	967,154
*	Republic First Bancorp, Inc.	12,871	79,800
#	Resource America, Inc.	51,153	611,278
*	Rewards Network, Inc.	78,070	359,122
	Riverview Bancorp, Inc.	33,183	355,058
	RLI Corp.	67,800	3,541,194
#	Rockville Financial, Inc.	24,664	279,936
	Rome Bancorp, Inc.	17,600	206,976
#	Royal Bancshares of Pennsylvania, Inc. Class A	5,655	75,494
*	Royal Bank of Canada	17,506	877,061
	Rurban Financial Corp.	790	8,848
#	S&T Bancorp, Inc.	70,381	1,995,301
#	S.Y. Bancorp, Inc.	39,829	875,043
	Safety Insurance Group, Inc.	32,989	1,223,562
	Salisbury Bancorp, Inc.	152	4,644
	Sanders Morris Harris Group, Inc.	50,839	453,992
	Sandy Spring Bancorp, Inc.	43,650	1,187,717
	SCBT Financial Corp.	16,941	506,705
*	SCPIE Holdings, Inc.	11,811	323,621
*	Seabright Insurance Holdings	48,700	725,630
	Seacoast Banking Corp. of Florida	51,753	517,530
#	Security Bank Corp.	31,828	215,794
	Selective Insurance Group, Inc.	170,995	4,062,841
	Shore Financial Corp.	400	7,316
	Siebert Financial Corp.	21,700	71,393
#	Sierra Bancorp	27,607	617,569
*	Signature Bank	59,677	1,581,441
	Simmons First National Corp. Class A	40,238	1,028,081
	Smithtown Bancorp, Inc.	100	2,065
	South Financial Group, Inc.	137,000	1,976,910
#	South Street Financial Corp.	400	2,730
*	Southcoast Financial Corp.	7,756	105,094
	Southern Banc Co., Inc.	200	2,135
	Southern Community Financial Corp.	16,638	122,622
*	Southern Connecticut Bancorp, Inc.	2,000	14,400
*	Southern First Bancshares, Inc.	5,125	75,594
#	Southside Bancshares, Inc.	24,034	499,186
	Southwest Bancorp, Inc.	42,876	694,162
	Southwest Georgia Financial Corp.	653	11,669
	State Auto Financial Corp.	114,012	3,094,286
	State Bancorp, Inc.	34,060	441,758
	StellarOne Corp.	10,476	181,239
#	Sterling Bancorp	52,743	742,621
	Sterling Bancshares, Inc.	199,782	1,859,970
	Sterling Financial Corp.	137,207	2,043,012
#	Sterling Financial Corp. (PA)	88,236	1,476,188
	Stewart Information Services Corp.	46,300	1,378,351
* #	Stifel Financial Corp.	41,500	1,808,985

21

*	Stratus Properties, Inc.	15,874	$465,426
	Suffolk Bancorp	29,032	867,186
* #	Sun American Bancorp	2,560	12,339
*	Sun Bancorp, Inc.	61,167	780,491
* #	Superior Bancorp	98,230	512,761
	Susquehanna Bancshares, Inc.	170,328	3,387,824
	Sussex Bancorp	600	7,353
*	SVB Financial Group	93,186	4,221,326
	SWS Group, Inc.	77,507	882,805
	Taylor Capital Group, Inc.	31,543	514,151
	Team Financial, Inc.	2,751	37,936
	Teche Holding Co.	700	25,375
* #	Tejon Ranch Co.	46,700	1,653,180
#	Temecula Valley Bancorp, Inc.	27,541	280,918
*	Texas Capital Bancshares, Inc.	59,712	893,292
	TF Financial Corp.	3,800	89,300
*	The Bancorp, Inc.	41,046	469,566
*	The Intergroup Corp.	1,960	34,800
	The Phoenix Companies, Inc.	256,500	2,918,970
	The Savannah Bancorp, Inc.	1,525	24,034
#	The Wilber Corp.	3,866	34,794
	Thomas Properties Group, Inc.	16,587	157,245
*	Thomas Weisel Partners Group, Inc.	42,001	369,609
	TIB Financial Corp.	6,425	44,718
*	Tidelands Bancshares, Inc.	1,800	18,765
	TierOne Corp.	55,312	813,086
	Timberland Bancorp, Inc.	25,454	323,775
	Tompkins Financial Corp.	19,256	848,227
	Tower Financial Corp.	2,600	29,900
	Tower Group, Inc.	46,756	1,328,338
*	Tradestation Group, Inc.	117,687	1,129,795
* #	Trenwick Group, Ltd.	11,975	12
* #	Triad Guaranty, Inc.	29,202	171,708
	Trico Bancshares	43,500	733,845
#	TrustCo Bank Corp. (NY)	199,202	1,723,097
#	Trustmark Corp.	108,153	2,137,103
	UCBH Holdings, Inc.	203,969	2,302,810
	UMB Financial Corp.	127,501	4,880,738
#	Umpqua Holdings Corp.	160,026	2,267,568
*	Unico American Corp.	12,100	114,950
	Union Bankshares Corp.	37,052	648,039
	Union Bankshares, Inc.	1,008	19,535
*	United America Indemnity, Ltd.	19,306	362,181
	United Bancshares, Inc.	300	4,053
	United Bankshares, Inc.	109,801	2,884,472
*	United Capital Corp.	10,750	255,313
#	United Community Banks, Inc.	123,312	1,755,963
	United Community Financial Corp.	80,179	444,993
	United Financial Bancorp, Inc.	18,552	213,162
	United Fire & Casualty Co.	76,486	2,627,294
*	United PanAm Financial Corp.	52,952	206,513
#	United Security Bancshares (CA)	22,747	304,810
	United Western Bancorp, Inc.	12,031	225,942
	Unity Bancorp, Inc.	8,490	68,684
*	Universal American Corp.	150,488	2,585,384

22

*	Universal Insurance Holdings, Inc.	74,080	$436,331
#	Univest Corporation of Pennsylvania	36,652	750,266
#	Vineyard National Bancorp Co.	35,043	315,737
* #	Virginia Commerce Bancorp, Inc.	69,410	699,653
	Wainwright Bank & Trust Co.	105	1,314
	Washington Banking Co.	23,182	338,921
	Washington Federal, Inc.	17,300	392,710
	Washington Trust Bancorp, Inc.	38,297	885,427
* #	Wauwatosa Holdings, Inc.	25,368	298,328
	Wayne Savings Bancshares, Inc.	1,800	18,684
	Webster Financial Corp.	31,800	889,446
	Wesbanco, Inc.	73,148	1,703,617
	West Bancorporation	49,358	629,808
	West Coast Bancorp	45,395	680,925
#	Westamerica Bancorporation	85,557	4,049,413
* #	Western Alliance Bancorp	90,897	1,088,946
	Westwood Holdings Group, Inc.	13,752	487,646
	Whitney Holding Corp.	76,233	1,830,354
	Willow Financial Bancorp, Inc.	43,686	357,788
	Wilshire Bancorp, Inc.	79,650	563,922
*	Wilshire Enterprises, Inc.	7,207	21,621
	Wintrust Financial Corp.	68,119	2,299,016
*	World Acceptance Corp.	54,709	1,662,059
	WSB Holdings, Inc.	3,500	18,515
	WVS Financial Corp.	100	1,646
	Zenith National Insurance Corp.	80,000	2,726,400
* #	ZipRealty, Inc.	34,334	194,674
Total Financials			375,769,170

Health Care — (11.8%)
*	A.D.A.M., Inc.	700	4,872
*	Abaxis, Inc.	71,370	2,079,722
* #	Abiomed, Inc.	81,680	1,168,024
* #	Acadia Pharmaceuticals, Inc.	112,904	1,120,008
*	Accelr8 Technology Corp.	880	3,696
*	Accelrys, Inc.	88,098	510,087
* #	Accentia Biopharmaceuticals, Inc.	60,209	157,145
* #	Access Pharmaceuticals, Inc.	5,300	11,925
* #	Acusphere, Inc.	66,431	41,852
*	Adolor Corp.	128,100	585,417
* #	Advanced Life Sciences Holdings, Inc.	91,900	86,386
* #	Advanced Medical Optics, Inc.	114,425	2,618,044
* #	ADVENTRX Pharmaceuticals, Inc.	163,900	104,896
* #	Affymetrix, Inc.	230,299	4,417,135
*	Air Methods Corp.	38,330	1,576,130
* #	Akorn, Inc.	241,310	1,534,732
*	Albany Molecular Research, Inc.	100,956	1,123,640
*	Alexion Pharmaceuticals, Inc.	2,836	171,890
*	Alexza Pharmaceuticals, Inc.	41,378	261,509
* #	Align Technology, Inc.	188,140	2,323,529
*	Alkermes, Inc.	288,901	3,738,379
*	Alliance Imaging, Inc.	150,000	1,473,000
*	Allied Healthcare International, Inc.	140,851	287,336
*	Allied Healthcare Products, Inc.	7,100	50,552
*	Allion Healthcare, Inc.	31,021	183,024

23

* #	Allos Therapeutics, Inc.	210,838	$1,178,584
* #	Allscripts Healthcare Solutions, Inc.	165,624	1,767,208
*	Almost Family, Inc.	6,911	148,103
* #	Alnylam Pharmaceuticals, Inc.	114,905	3,263,302
	Alpharma, Inc. Class A	123,388	3,106,910
*	Alteon, Inc.	1,136	2,670
*	Amag Pharmaceuticals, Inc.	43,424	1,900,668
*	Amedisys, Inc.	80,834	3,458,079
*	America Services Group, Inc.	29,845	216,078
*	American Caresource Holding, Inc.	367	1,222
*	American Claims Evaluation, Inc.	1,000	890
*	American Dental Partners, Inc.	37,992	363,583
* #	American Medical Systems Holdings, Inc.	205,460	2,997,661
	American Shared Hospital Services	9,244	24,034
*	AMERIGROUP Corp.	164,300	5,914,800
*	AMICAS, Inc.	126,264	330,812
*	AMN Healthcare Services, Inc.	99,100	1,604,429
*	Amsurg Corp.	90,113	2,170,822
	Analogic Corp.	40,065	2,344,203
*	Anesiva, Inc.	64,845	308,662
*	Angeion Corp.	215	1,877
*	AngioDynamics, Inc.	55,557	921,135
*	Anika Therapeutics, Inc.	33,386	401,634
* #	Antigenics, Inc.	139,379	313,603
*	AP Pharma, Inc.	10,290	14,303
* #	APP Pharmaceuticals, Inc.	38,372	431,301
*	Applera Corp. - Celera Group	191,200	2,650,032
*	Apria Healthcare Group, Inc.	123,800	2,687,698
*	Aradigm Corp.	13,657	17,891
* #	Arcadia Resources, Inc.	123,472	97,543
* #	Ardea Biosciences, Inc.	18,000	256,500
* #	Arena Pharmaceuticals, Inc.	174,716	1,184,574
* #	Ariad Pharmaceuticals, Inc.	213,568	715,453
* #	Arqule, Inc.	107,399	489,739
* #	Array BioPharma, Inc.	132,903	744,257
*	Arrhythmia Research Technology, Inc.	8,700	60,465
* #	Arthrocare Corp.	78,910	3,168,237
* #	Aspect Medical Systems, Inc.	67,623	843,259
*	AtheroGenics, Inc.	113,700	100,056
*	AtriCure, Inc.	28,499	339,138
	Atrion Corp.	5,494	560,388
*	ATS Medical, Inc.	92,197	165,955
* #	Auxilium Pharmaceuticals, Inc.	89,101	2,854,796
*	Avalon Pharmaceuticals, Inc.	35,161	78,057
*	AVANIR Pharmaceuticals Class A	91,935	111,241
*	Avant Immunotherapeutics, Inc.	122,627	84,613
* #	AVI BioPharma, Inc.	155,300	211,208
*	Avigen, Inc.	97,151	321,570
*	Barrier Therapeutics, Inc.	96,201	351,134
* #	Bentley Pharmaceuticals, Inc.	61,260	908,486
*	Bioanalytical Systems, Inc.	5,617	34,488
* #	BioCryst Pharmaceuticals, Inc.	102,436	407,695
*	Bio-Imaging Technologies, Inc.	36,620	297,721
* #	BioLase Technology, Inc.	74,688	262,155
*	BioMimetic Therapeutics, Inc.	15,437	212,104

24

*	Bio-Rad Laboratories, Inc. Class A	32	$3,022
*	Bio-Reference Laboratories, Inc.	39,186	1,083,493
* #	BioSante Pharmaceuticals, Inc.	75,556	260,668
*	BioScrip, Inc.	121,967	857,428
*	BioSphere Medical, Inc.	57,953	226,017
*	Bovie Medical Corp.	48,392	286,481
*	Bruker Corp.	329,619	4,505,892
* #	BSD Medical Corp.	69,146	376,154
*	Caliper Life Sciences, Inc.	153,974	642,072
	Cambrex Corp.	84,680	739,256
*	Candela Corp.	76,010	347,366
*	Cantel Medical Corp.	46,460	511,989
*	Capital Senior Living Corp.	86,010	648,515
* #	Caraco Pharmaceutical Laboratories, Ltd.	79,592	1,307,697
*	Cardiac Science Corp.	63,623	591,058
*	CardioDynamics International Corp.	88,902	27,675
*	Cardiotech International, Inc.	55,063	37,993
* #	Cell Genesys, Inc.	214,620	506,503
* #	Cell Therapeutics, Inc.	39,625	52,701
*	Centene Corp.	129,100	2,313,472
* #	Cepheid, Inc.	178,706	4,946,582
*	Cerus Corp.	86,832	542,700
*	Chad Therapeutics, Inc.	9,300	2,883
	Chemed Corp.	76,165	3,633,832
* #	Clarient, Inc.	19,000	38,190
*	Clinical Data, Inc.	47,439	966,807
* #	Collagenex Pharmaceuticals, Inc.	63,843	1,041,918
* #	Columbia Laboratories, Inc.	140,151	343,370
* #	Combimatrix Corp.	7,013	74,408
* #	Combinatorx, Inc.	89,773	440,785
	Computer Programs & Systems, Inc.	30,201	672,576
* #	Conceptus, Inc.	84,064	1,434,132
*	Conmed Corp.	77,642	2,093,228
*	Continucare Corp.	3,398	7,646
	Cooper Companies, Inc.	21,000	717,990
* #	Corcept Therapeutics, Inc.	63,406	162,953
* #	Cortex Pharmaceuticals, Inc.	83,000	65,570
*	Corvel Corp.	41,673	1,255,607
*	Critical Therapeutics, Inc.	92,403	100,719
*	Criticare Systems, Inc.	35,875	179,375
*	Cross Country Healthcare, Inc.	88,958	966,084
*	CryoCor, Inc.	30,686	59,224
*	CryoLife, Inc.	74,900	704,809
* #	Cubist Pharmaceuticals, Inc.	157,497	2,866,445
*	CuraGen Corp.	172,103	125,635
*	Curis, Inc.	120,759	175,101
*	Cutera, Inc.	42,885	543,782
* #	CV Therapeutics, Inc.	160,805	939,101
* #	Cyberonics, Inc.	74,636	962,804
*	Cyclacel Pharmaceuticals, Inc.	69,644	289,023
*	Cynosure, Inc. Class A	17,500	418,775
* #	Cypress Bioscience, Inc.	104,863	838,904
*	Cytogen Corp.	52,527	26,789
*	Cytokinetics, Inc.	15,047	50,708
*	Cytomedix, Inc.	36,200	61,540

25

*	Cytori Therapeutics, Inc.	55,237	$352,964
* #	CytRx Corp.	1,700	3,060
	Datascope Corp.	44,121	1,535,411
*	Daxor Corp.	7,789	80,616
*	Del Global Technologies Corp.	21,254	53,773
* #	Dendreon Corp.	247,479	1,306,689
* #	DepoMed, Inc.	104,934	356,776
* #	Dexcom, Inc.	67,264	495,736
*	Dialysis Corporation of America	5,306	44,199
*	Digirad Corp.	26,126	75,243
* #	Dionex Corp.	56,015	4,135,027
* #	Discovery Laboratories, Inc.	248,926	517,766
* #	Durect Corp.	204,316	1,015,451
*	DUSA Pharmaceuticals, Inc.	62,661	120,936
* #	Dyadic International, Inc.	30,400	8,512
*	Dyax Corp.	177,149	770,598
* #	Dynacq Healthcare, Inc.	19,951	101,750
* #	Dynavax Technologies Corp.	117,492	730,800
*	Eclipsys Corp.	53,900	1,150,765
* #	Elite Pharmaceuticals, Inc.	64,000	99,200
*	Emageon, Inc.	38,606	89,566
*	Emeritus Corp.	66,851	1,480,081
* #	Emisphere Technologies, Inc.	84,542	153,866
*	Encision, Inc.	2,013	4,268
* #	Encysive Pharmaceuticals, Inc.	172,848	397,550
* #	Endocare, Inc.	8,166	60,265
*	Endologix, Inc.	133,985	423,393
* #	Entremed, Inc.	175,076	159,319
*	Enzo Biochem, Inc.	107,004	1,007,978
* #	Enzon Pharmaceuticals, Inc.	118,200	1,015,338
* #	EP Medsystems, Inc.	14,100	22,842
* #	Epicept Corp.	11,901	11,663
* #	EPIX Pharmaceuticals, Inc.	97,783	298,238
*	eResearch Technology, Inc.	167,069	1,998,145
	Escalon Medical Corp.	3,000	10,140
*	etrials Worldwide, Inc.	41,371	105,496
* #	ev3, Inc.	219,432	1,939,779
*	Exact Sciences Corp.	86,068	168,693
*	Exactech, Inc.	29,897	784,796
*	Exelixis, Inc.	281,150	1,793,737
*	E-Z-EM, Inc.	37,262	774,677
*	Farville, Inc.	10,420	19,902
*	Five Star Quality Care, Inc.	96,500	691,905
* #	Genaera Corp.	3,716	6,317
* #	Genitope Corp.	106,850	71,590
* #	Genomic Health, Inc.	57,056	1,088,058
* #	Genta, Inc.	43,765	20,351
*	Gentiva Health Services, Inc.	79,163	1,706,754
* #	GenVec, Inc.	242,589	276,551
* #	Geron Corp.	208,109	1,023,896
*	Greatbatch, Inc.	63,300	1,352,721
* #	GTC Biotherapeutics, Inc.	51,367	35,957
* #	GTx, Inc.	82,441	1,349,559
*	Haemonetics Corp.	78,447	4,557,771
* #	Halozyme Therapeutics, Inc.	96,600	531,300

26

* #	Hana Biosciences, Inc.	6,554	$5,047
*	Hanger Orthopedic Group, Inc.	53,352	618,350
*	Harvard Bioscience, Inc.	101,036	463,755
*	Health Grades, Inc.	32,799	179,083
*	HealthAxis, Inc.	750	600
*	HealthExtras, Inc.	119,940	3,304,347
* #	HEALTHSOUTH Corp.	152,482	2,451,911
*	Healthspring, Inc.	120,470	2,114,249
*	HealthStream, Inc.	70,972	214,335
*	HealthTronics, Inc.	100,136	365,496
* #	Healthways, Inc.	82,200	2,823,570
* #	Hemispherx Biopharma, Inc.	173,100	143,673
*	Hi-Tech Pharmacal Co., Inc.	34,325	382,381
*	HMS Holdings Corp.	68,234	1,866,882
*	Hollis-Eden Pharmaceuticals, Inc.	76,053	143,740
	Hooper Holmes, Inc.	221,494	143,971
*	Human Genome Sciences, Inc.	361,508	2,136,512
* #	Hythiam, Inc.	66,090	202,235
*	Icagen, Inc.	5,800	10,150
*	ICU Medical, Inc.	41,450	1,112,518
*	Idenix Pharmaceuticals, Inc.	16,842	91,452
* #	Idera Pharmaceuticals, Inc.	62,058	634,233
* #	IDM Pharma, Inc.	17,739	39,026
*	I-Flow Corp.	68,500	965,165
*	Immtech International, Inc.	42,717	34,174
*	Immucor, Inc.	119,529	3,561,964
* #	Immunicon Corp.	82,243	88,822
*	ImmunoGen, Inc.	125,253	372,001
* #	Immunomedics, Inc.	188,800	466,336
*	IMPATH Bankruptcy Liquidating Trust	21,200	36,358
	Impax Laboratories, Inc.	123,844	1,273,116
*	Implant Sciences Corp.	37,100	55,650
* #	Incyte Corp.	241,715	2,395,396
*	Indevus Pharmaceuticals, Inc.	204,990	1,016,750
*	Infinity Pharmaceuticals, Inc.	59,884	449,130
*	Inhibitex, Inc.	30,600	24,786
* #	Inovio Biomedical Corp.	120,190	110,575
*	Insite Vision, Inc.	9,715	7,383
* #	Insmed, Inc.	35,318	27,548
*	Inspire Pharmaceuticals, Inc.	137,320	616,567
* #	Integra LifeSciences Holdings	79,758	3,305,172
*	IntegraMed America, Inc.	25,260	256,136
* #	Interleukin Genetics, Inc.	42,433	62,377
* #	InterMune, Inc.	98,500	1,386,880
*	Interpharm Holdings, Inc.	59,000	9,735
* #	Introgen Therapeutics, Inc.	123,093	353,277
	Invacare Corp.	85,400	2,131,584
*	Inventiv Health, Inc.	83,677	2,660,929
*	Iridex Corp.	24,249	77,597
*	IRIS International, Inc.	55,624	626,882
* #	Isis Pharmaceuticals, Inc.	251,513	3,621,787
* #	Isolagen, Inc.	114,700	71,114
*	IsoRay, Inc.	4,000	4,320
*	Ista Pharmaceuticals, Inc.	91,545	383,574
* #	I-Trax, Inc.	119,811	479,244

27

*	IVAX Diagnostics, Inc.	15,500	$8,990
* #	Javelin Pharmaceuticals, Inc.	119,300	344,777
* #	Kendle International, Inc.	42,903	1,922,483
*	Kensey Nash Corp.	33,602	912,294
* #	Keryx Biopharmaceuticals, Inc.	123,650	710,988
	Kewaunee Scientific Corp.	3,357	59,385
*	Kindred Healthcare, Inc.	130,878	2,760,217
* #	Kosan Biosciences, Inc.	141,449	281,484
* #	K-V Pharmaceutical Co. Class A	105,848	2,658,902
*	K-V Pharmaceutical Co. Class B	19,375	484,375
*	La Jolla Pharmaceutical Co.	113,751	283,240
	Landauer, Inc.	26,200	1,252,360
*	Langer, Inc.	8,100	16,524
*	Lannet Co., Inc.	76,065	228,195
#	LCA-Vision, Inc.	59,928	825,808
*	Lexicon Pharmaceuticals, Inc.	267,710	497,941
*	LHC Group, Inc.	43,643	741,931
* #	Lifecell Corp.	99,220	4,003,527
*	Lifecore Biomedical, Inc.	44,190	743,718
#	Ligand Pharmaceuticals, Inc. Class B	190,500	645,795
*	Lipid Sciences, Inc.	62,830	32,043
* #	Luminex Corp.	86,443	1,504,973
*	Magellan Health Services, Inc.	92,701	4,016,734
*	Magyar Bancorp, Inc.	1,800	19,116
* #	Mannkind Corp.	139,493	986,216
* #	Martek Biosciences Corp.	98,720	2,829,315
*	Matria Healthcare, Inc.	65,871	1,654,680
* #	Matrixx Initiatives, Inc.	28,775	417,238
*	Maxygen, Inc.	111,352	714,880
*	Medarex, Inc.	344,765	3,206,315
*	MedCath Corp.	60,549	1,262,447
*	Medical Action Industries, Inc.	46,340	872,119
*	Medical Staffing Network Holdings, Inc.	74,400	412,920
	Medicis Pharmaceutical Corp. Class A	132,800	2,723,728
* #	Medivation, Inc.	55,414	887,178
*	MEDTOX Scientific, Inc.	23,945	382,881
*	Memory Pharmaceuticals Corp.	151,207	96,772
*	Memry Corp.	83,300	108,290
#	Mentor Corp.	68,470	2,030,820
* #	Merge Technologies, Inc.	64,793	34,340
	Meridian Bioscience, Inc.	113,134	3,877,102
*	Merit Medical Systems, Inc.	77,876	1,234,335
*	Metabasis Therapeutics, Inc.	97,817	187,809
*	Metropolitan Health Networks, Inc.	142,700	336,772
* #	Micromet, Inc.	49,831	69,265
* #	Micrus Endovascular Corp.	33,198	469,752
* #	MiddleBrook Pharmaceuticals, Inc.	85,601	361,236
* #	Milestone Scientific, Inc.	17,200	16,770
* #	Minrad International, Inc.	160,286	373,466
* #	Molina Healthcare, Inc.	75,700	2,395,905
* #	Momenta Pharmaceuticals, Inc.	67,547	686,278
* #	Monogram Biosciences, Inc.	285,665	417,071
*	MTS Medication Technologies	19,492	242,675
*	MWI Veterinary Supply, Inc.	28,360	987,779
* #	Myriad Genetics, Inc.	141,645	5,243,698

28

*	MZT Holdings, Inc.	14,852	$1,337
* #	Nabi Biopharmaceuticals	185,850	719,240
* #	Nanogen, Inc.	94,714	56,828
* #	Nastech Pharmaceutical Co., Inc.	68,033	157,156
*	National Dentex Corp.	5,917	82,779
#	National Healthcare Corp.	34,108	1,591,479
*	National Medical Health Card Systems, Inc.	15,549	162,332
	National Research Corp.	13,963	362,479
*	Natus Medical, Inc.	62,300	1,183,077
* #	Nektar Therapeutics	220,283	1,530,967
*	Neogen Corp.	40,256	1,086,509
*	Neopharm, Inc.	83,817	51,128
*	Neose Technologies, Inc.	137,143	71,452
	Nephros, Inc.	1,275	1,186
*	Neurobiological Technologies, Inc.	385	1,005
*	Neurocrine Biosciences, Inc.	135,000	676,350
* #	Neurogen Corp.	128,649	204,552
*	Neurometric, Inc.	31,830	77,347
*	Nighthawk Radiology Holdings, Inc.	66,509	759,533
* #	NitroMed, Inc.	119,157	132,264
*	NMT Medical, Inc.	40,499	161,591
*	North American Scientific, Inc.	34,470	13,443
* #	Northfield Laboratories, Inc.	80,185	83,392
* #	Northstar Neuroscience, Inc.	53,275	83,642
*	Novacea, Inc.	16,560	45,043
* #	NovaMed, Inc.	68,461	274,529
*	Novavax, Inc.	193,471	541,719
*	Noven Pharmaceuticals, Inc.	72,228	979,412
*	NOVT Corp.	6,450	14,738
* #	NPS Pharmaceuticals, Inc.	134,020	530,719
*	Nutraceutical International Corp.	32,881	418,904
* #	Nutrition 21, Inc.	500	285
*	NuVasive, Inc.	101,952	3,929,230
*	Nuvelo, Inc.	153,281	255,979
*	NxStage Medical, Inc.	89,205	528,094
*	Occulogix, Inc.	6,200	503
*	Odyssey Healthcare, Inc.	98,300	859,142
*	Omnicell, Inc.	83,173	1,580,287
*	Omrix Biopharmaceuticals, Inc.	40,400	975,660
* #	Onyx Pharmaceuticals, Inc.	29,153	796,460
* #	Opexa Therapeutics, Inc.	1,600	2,528
*	OraSure Technologies, Inc.	128,350	916,419
*	Orchid Cellmark, Inc.	88,489	406,165
*	Ore Pharmaceuticals, Inc.	83,372	56,276
*	Orthologic Corp.	103,463	108,636
* #	Oscient Pharmaceuticals Corp.	33,498	68,001
*	Osteotech, Inc.	52,239	228,284
	Owens & Minor, Inc.	124,900	5,366,953
*	Oxigene, Inc.	93,567	177,777
* #	Pain Therapeutics, Inc.	122,622	1,033,703
* #	PainCare Holdings, Inc.	122,196	9,165
*	Palatin Technologies, Inc.	144,718	54,993
* #	Palomar Medical Technologies, Inc.	54,994	731,970
* #	Panacos Pharmaceuticals, Inc.	139,664	96,368
*	Par Pharmaceutical Companies, Inc.	99,800	1,765,462

29

*	Parexel International Corp.	81,962	$4,503,812
*	PDI, Inc.	43,259	340,448
* #	Penwest Pharmaceuticals Co.	69,500	214,060
*	Pharmacopia, Inc.	25,050	92,184
* #	Pharmacyclics, Inc.	63,401	73,545
*	Pharmanet Development Group, Inc.	52,518	1,514,094
*	PharMerica Corp.	50,210	739,091
*	Pharmion Corp.	28	2,005
*	Phase Forward, Inc.	57,669	918,667
*	PHC, Inc.	8,261	22,387
*	PhotoMedex, Inc.	53,717	60,163
*	Pipex Pharmaceuticals, Inc.	9,851	11,821
*	Possis Medical, Inc.	50,054	972,049
* #	Pozen, Inc.	83,667	1,019,901
* #	Progenics Pharmaceuticals, Inc.	73,000	1,116,900
*	Prospect Medical Holdings, Inc.	18,500	68,080
*	Providence Service Corp.	32,753	923,307
*	ProxyMed, Inc.	40,279	76,127
*	PSS World Medical, Inc.	186,900	3,270,750
	Psychemedics Corp.	14,625	241,313
* #	Psychiatric Solutions, Inc.	103,913	2,939,699
*	QuadraMed Corp.	134,211	261,711
*	Questcor Pharmaceuticals, Inc.	129,412	582,354
*	Quidel Corp.	91,235	1,498,991
* #	Quigley Corp.	27,442	145,443
*	RadNet, Inc.	69,127	560,620
*	Regeneron Pharmaceuticals, Inc.	176,237	3,484,205
*	RegeneRx Biopharmaceuticals, Inc.	16,060	16,060
*	RehabCare Group, Inc.	53,000	1,060,000
*	Renovis, Inc.	90,336	214,096
*	Repligen Corp.	88,638	468,895
* #	Repros Therapeutics, Inc.	37,170	311,485
*	Res-Care, Inc.	77,930	1,678,612
*	Retractable Technologies, Inc.	11,000	16,500
* #	Rigel Pharmaceuticals, Inc.	71,522	1,417,566
* #	Rochester Medical Corp.	26,138	268,176
*	Rockwell Medical Technologies, Inc.	8,441	53,685
*	Rotech Healthcare, Inc.	12,574	5,658
*	RTI Biologics, Inc.	89,234	767,412
*	Rural/Metro Corp.	12,052	32,540
* #	Salix Pharmaceuticals, Ltd.	139,257	939,985
* #	Sangamo BioSciences, Inc.	103,397	1,209,745
*	Santarus, Inc.	155,265	279,477
* #	Savient Pharmaceuticals, Inc.	155,946	3,536,855
*	SciClone Pharmaceuticals, Inc.	142,976	285,952
*	Sciele Pharma, Inc.	99,619	2,062,113
*	SCOLR Pharma, Inc.	25,800	33,282
*	Seattle Genetics, Inc.	157,435	1,415,341
*	Senesco Technologies, Inc.	15,300	12,240
* #	Senomyx, Inc.	84,798	576,626
*	Sequenom, Inc.	103,058	720,375
*	SeraCare Life Sciences, Inc.	42,521	223,235
*	SGX Pharmaceuticals, Inc.	7,200	28,584
* #	Signalife, Inc.	3,100	2,201
* #	Sirona Dental Systems, Inc.	62,418	1,623,492

30

*	Somanetics Corp.	38,279	$1,063,773
* #	Somaxon Pharmaceuticals, Inc.	27,878	134,093
*	Sonic Innovations, Inc.	85,084	359,905
* #	SonoSite, Inc.	46,645	1,372,762
*	Sonus Pharmaceuticals, Inc.	4,550	2,139
	Span-American Medical System, Inc.	9,292	114,849
*	Spectranetics Corp.	84,472	760,248
*	Spectrum Pharmaceuticals, Inc.	82,008	212,401
*	SRI/Surgical Express, Inc.	12,700	53,213
*	Staar Surgical Co.	75,100	174,232
* #	StemCells, Inc.	235,825	356,096
* #	Stereotaxis, Inc.	95,609	551,664
	Steris Corp.	175,100	4,310,962
*	Strategic Diagnostics, Inc.	64,014	277,821
*	Sun Healthcare Group, Inc.	120,692	1,779,000
*	Sunesis Pharmaceuticals, Inc.	10,542	14,759
*	SunLink Health Systems, Inc.	1,048	6,655
*	Sunrise Senior Living, Inc.	131,030	3,587,601
* #	SuperGen, Inc.	176,232	484,638
* #	SurModics, Inc.	54,092	2,389,244
*	Symmetry Medical, Inc.	87,200	1,552,160
*	Synovis Life Technologies, Inc.	35,439	626,562
*	Targacept, Inc.	100	791
* #	Telik, Inc.	145,638	365,551
* #	Tercica, Inc.	109,738	663,915
*	The Medicines Co.	160,792	3,096,854
*	Theragenics Corp.	96,500	374,420
*	Theravance, Inc.	61,441	1,010,704
*	Third Wave Technologies, Inc.	118,973	948,215
*	Thoratec Corp.	147,043	2,133,594
*	Threshold Pharmaceuticals, Inc.	62,403	28,705
* #	Titan Pharmaceuticals, Inc.	125,683	144,535
*	TLC Vision Corp.	8,560	20,202
*	Torreypines Therapeutics, Inc.	1,446	2,762
* #	Trimeris, Inc.	62,478	375,493
*	TriZetto Group, Inc.	137,713	2,688,158
*	U.S. Physical Therapy, Inc.	33,641	445,743
* #	United Therapeutics Corp.	69,758	5,871,531
*	Urologix, Inc.	44,142	48,998
* #	Uroplasty, Inc.	24,291	91,091
	Utah Medical Products, Inc.	13,223	395,500
#	Valeant Pharmaceuticals International	262,887	3,614,696
*	Vanda Pharmaceuticals, Inc.	20,650	94,164
*	Varian, Inc.	80,699	4,369,851
*	Vascular Solutions, Inc.	45,239	281,387
*	Vaxgen, Inc.	36,200	20,996
* #	Vermillion, Inc.	71,088	37,677
*	Via Pharmaceuticals, Inc.	102	296
*	Vical, Inc.	113,923	434,047
* #	ViroPharma, Inc.	195,274	1,788,710
*	Vision-Sciences, Inc.	4,525	13,937
*	VistaCare, Inc.	48,445	415,174
* #	Vital Images, Inc.	48,092	762,739
	Vital Signs, Inc.	36,740	1,868,229
* #	Vivus, Inc.	166,165	973,727

31

*	Vnus Medical Technologies	24,658	$460,858
*	Volcano Corp.	29,767	364,943
	West Pharmaceutical Services, Inc.	91,700	3,787,210
* #	Wright Medical Group, Inc.	99,926	2,630,052
*	Xenoport, Inc.	70,751	3,620,329
	Young Innovations, Inc.	3,462	73,879
*	Zila, Inc.	83,729	46,888
*	Zoll Medical Corp.	56,424	1,403,829
* #	Zymogenetics, Inc.	194,614	1,944,194
Total Health Care			412,172,572

Industrials — (13.4%)
* #	3-D Systems Corp.	54,136	782,807
*	A. T. Cross Co. Class A	32,752	255,466
	A.O. Smith Corp.	64,250	2,340,628
	AAON, Inc.	54,083	892,910
*	AAR Corp.	118,483	3,067,525
	ABM Industries, Inc.	139,789	2,776,210
*	ABX Air, Inc.	175,716	537,691
*	Acco Brands Corp.	154,029	2,136,382
*	Accuride Corp.	75,400	544,388
	Aceto Corp.	72,575	508,751
*	Active Power, Inc.	141,686	255,035
#	Actuant Corp.	156,556	4,208,225
	Acuity Brands, Inc.	22,529	1,000,513
#	Administaff, Inc.	83,300	2,054,178
*	AeroCentury Corp.	800	12,800
*	Aerosonic Corp.	10,400	51,480
*	AirNet Systems, Inc.	20,900	37,620
*	Airtran Holdings, Inc.	265,329	1,915,675
*	Alabama Aircraft Industries	2,150	6,880
	Alamo Group, Inc.	27,905	517,359
* #	Alaska Air Group, Inc.	117,407	2,864,731
	Albany International Corp. Class A	74,525	2,558,443
* #	Allied Defense Group, Inc.	17,800	132,610
*	Amerco, Inc.	31,049	1,617,963
	American Ecology Corp.	57,950	1,443,535
*	American Locker Group, Inc.	300	1,169
*	American Reprographics Co.	91,375	1,478,448
#	American Science & Engineering, Inc.	26,300	1,424,408
* #	American Superconductor Corp.	103,499	2,338,042
#	American Woodmark Corp.	45,822	869,702
	Ameron International Corp.	25,302	2,792,582
	Ampco-Pittsburgh Corp.	30,315	1,147,726
#	Amrep Corp.	20,070	746,604
	Angelica Corp.	30,899	511,378
*	APAC Customer Services, Inc.	164,301	182,374
	Apogee Enterprises, Inc.	81,011	1,246,759
* #	Applied Energetics, Inc.	248,886	584,882
	Applied Industrial Technologies, Inc.	102,825	2,842,083
	Applied Signal Technologies, Inc.	38,237	455,020
*	Argon ST, Inc.	63,425	1,030,656
	Arkansas Best Corp.	68,300	1,824,293
*	Arotech Corp.	37,820	72,236
	Art’s-Way Manufacturing Co., Inc.	200	3,452

32

*	Astec Industries, Inc.	62,395	$2,362,275
*	Astronics Corp.	23,286	459,899
*	Atlas Air Worldwide Holding, Inc.	77,065	3,899,489
*	Avalon Holding Corp. Class A	4,950	26,829
*	Axsys Technologies, Inc.	34,573	1,521,212
*	AZZ, Inc.	37,400	1,324,708
	Badger Meter, Inc.	41,895	1,599,132
*	Baker (Michael) Corp.	25,400	731,520
	Baldor Electric Co.	122,833	3,521,622
*	Baldwin Technology Co., Inc. Class A	28,039	73,182
#	Barnes Group, Inc.	154,669	3,517,173
#	Barrett Business Services, Inc.	34,726	562,561
*	Beacon Roofing Supply, Inc.	14,400	123,264
	Belden, Inc.	47,500	1,866,750
* #	Blount International, Inc.	137,000	1,634,410
#	BlueLinx Holdings, Inc.	70,000	380,800
	Bowne & Co., Inc.	68,860	913,772
	Brady Co. Class A	31,076	950,304
*	Breeze-Eastern Corp.	17,091	187,232
#	Briggs & Stratton Corp.	141,200	2,523,244
*	BTU International, Inc.	28,642	307,042
* #	Builders FirstSource, Inc.	105,846	701,759
*	Butler International, Inc.	8,000	9,120
#	C&D Technologies, Inc.	84,668	462,287
*	Cano Petroleum, Inc.	81,718	535,253
* #	Capstone Turbine Corp.	292,200	531,804
	Cascade Corp.	35,700	1,599,360
*	Casella Waste Systems, Inc. Class A	76,289	754,498
* #	CBIZ, Inc.	206,495	1,837,806
	CDI Corp.	57,200	1,301,300
*	CECO Environmental Corp.	35,213	319,734
*	Celadon Group, Inc.	68,301	614,709
* #	Cenveo, Inc.	153,300	2,305,632
* #	Ceradyne, Inc.	77,636	2,415,256
	Champion Industries, Inc.	29,129	153,801
*	Channell Commercial Corp.	7,000	10,360
*	Chart Industries, Inc.	54,997	1,886,947
	Chase Corp.	24,379	575,344
	Chicago Rivet & Machine Co.	200	5,020
	CIRCOR International, Inc.	45,390	2,067,515
	Clarcor, Inc.	146,600	5,248,280
*	Clean Harbors, Inc.	58,564	3,602,857
*	Columbus McKinnon Corp.	53,995	1,546,417
*	Comforce Corp.	8,877	23,524
	Comfort Systems USA, Inc.	116,319	1,384,196
*	Commercial Vehicle Group, Inc.	65,056	608,924
*	Competitive Technologies, Inc.	25,772	45,101
	CompX International, Inc.	5,400	44,928
*	COMSYS IT Partners, Inc.	58,256	548,772
*	Conrad Industries, Inc.	6,900	95,358
* #	Consolidated Graphics, Inc.	38,682	2,057,496
	Con-way, Inc.	51,982	2,355,304
*	Cornell Companies, Inc.	33,100	688,811
*	Corrpro Companies, Inc.	6,875	9,625
* #	CoStar Group, Inc.	54,783	2,274,590

33

*	Covenant Transport Group Class A	29,155	$229,450
*	CPI Aerostructures, Inc.	14,666	123,781
*	CRA International, Inc.	33,600	1,276,128
	Cubic Corp.	76,295	1,950,863
	Curtiss-Wright Corp.	121,900	5,127,114
	Deluxe Corp.	172,530	3,593,800
*	Devcon International Corp.	3,500	8,225
	Diamond Management & Technology Consultants, Inc.	94,450	560,089
*	Distributed Energy Systems Corp.	95,450	47,735
* #	Document Securities Systems, Inc.	45,540	204,930
*	Dollar Thrifty Automotive Group, Inc.	67,500	969,300
* #	Double Eagle Petroleum Co.	6,683	113,076
*	Ducommun, Inc.	30,296	840,108
*	DXP Enterprises, Inc.	15,400	575,652
*	Dynamex, Inc.	31,816	735,586
	Dynamic Materials Corp.	34,950	1,991,801
#	Eagle Bulk Shipping, Inc.	121,867	3,245,318
*	Eagle Test Systems, Inc.	16,504	172,797
	Eastern Co.	19,660	332,254
	Ecology & Environment, Inc. Class A	2,100	24,570
	Electro Rent Corp.	72,456	940,479
*	EMCOR Group, Inc.	157,400	3,791,766
#	Encore Wire Corp.	66,069	1,106,656
* #	Energy Conversion Devices, Inc.	115,260	3,062,458
* #	Energy Focus, Inc.	33,400	169,338
*	EnerSys	135,500	3,115,145
* #	ENGlobal Corp.	79,900	738,276
	Ennis, Inc.	72,600	1,158,696
*	EnPro Industries, Inc.	57,000	1,683,210
*	Environmental Tectonics Corp.	7,400	13,690
*	ESCO Technologies, Inc.	74,100	2,449,746
	Espey Manufacturing & Electronics Corp.	4,774	103,596
*	Esterline Technologies Corp.	73,200	3,835,680
*	Evercel, Inc.	466	555
* #	Evergreen Solar, Inc.	213,227	2,049,111
* #	Exide Technologies	27,592	281,990
*	Exponent, Inc.	42,910	1,248,681
* #	ExpressJet Holdings, Inc.	152,700	371,061
	Federal Signal Corp.	137,000	1,653,590
* #	First Advantage Corp.	28,626	569,371
* #	First Aviation Services, Inc.	6,000	8,100
* #	Flanders Corp.	74,297	468,071
*	Flow International Corp.	101,278	746,419
*	FLYi, Inc.	97	—
*	Fortune Industries, Inc.	454	1,090
	Forward Air Corp.	86,900	2,550,515
#	Franklin Electric Co., Inc.	65,020	2,144,360
	Freightcar America, Inc.	26,900	1,078,152
* #	Frontier Airlines Holdings, Inc.	84,304	247,011
	Frozen Food Express Industries, Inc.	50,882	352,103
*	FTI Consulting, Inc.	30	1,905
* #	FuelCell Energy, Inc.	188,825	1,351,987
*	Furmanite Corp.	100,570	1,104,259
	G & K Services, Inc. Class A	61,302	2,345,415
*	Gardner Denver Machinery, Inc.	42,176	1,556,716

34

	GATX Corp.	20,990	$755,220
*	Gehl Co.	35,350	566,661
#	Gencorp, Inc.	162,611	1,691,154
	General Employment Enterprises, Inc.	4,817	6,864
*	Genesee & Wyoming, Inc.	108,675	3,368,925
*	GeoEye, Inc.	35,498	1,072,395
*	GeoPetro Resources Co.	961	2,854
*	Global Cash Access, Inc.	116,200	612,374
*	Global Payment Technologies, Inc.	3,600	1,116
	Gorman-Rupp Co.	47,868	1,306,796
*	GP Strategies Corp.	48,452	453,026
*	Graftech International, Ltd.	289,900	4,644,198
	Graham Corp.	4,225	162,578
	Greenbrier Companies, Inc.	49,200	1,292,976
*	Griffon Corp.	85,280	754,728
	Hardinge, Inc.	31,360	389,178
*	Hawaiian Holdings, Inc.	139,175	723,710
#	Healthcare Services Group, Inc.	121,163	2,396,604
#	Heartland Express, Inc.	277,941	3,885,615
	Heico Corp.	61,600	2,698,080
	Heico Corp. Class A	43,263	1,574,341
#	Heidrick & Struggles International, Inc.	50,907	1,742,547
*	Henry Bros. Electronics, Inc.	13,944	66,792
*	Herley Industries, Inc.	39,662	475,547
#	Herman Miller, Inc.	69,970	2,087,205
*	Hexcel Corp.	258,613	5,221,396
*	Hill International, Inc.	90,932	1,159,383
*	Hirsch International Corp. Class A	3,200	5,984
	Hi-Shear Technology Corp.	21,962	247,073
#	HNI Corp.	77,459	2,289,688
#	Horizon Lines, Inc. Class A	70,596	1,423,921
*	HQ Sustainable Maritime Industries, Inc.	5,000	66,500
*	Hub Group, Inc. Class A	111,376	3,340,166
*	Hudson Highland Group, Inc.	75,100	559,495
*	Hudson Technologies, Inc.	3,900	5,304
*	Hurco Companies, Inc.	18,760	829,567
*	Huron Consulting Group, Inc.	38,410	2,038,035
*	Huttig Building Products, Inc.	65,980	196,620
*	ICT Group, Inc.	45,473	390,613
*	II-VI, Inc.	84,004	2,750,291
	IKON Office Solutions, Inc.	312,160	2,222,579
*	Industrial Distribution Group, Inc.	23,806	232,823
*	Innotrac Corp.	16,000	54,400
* #	Innovative Solutions & Support, Inc.	50,930	460,917
* #	Insituform Technologies, Inc. Class A	77,119	1,077,352
	Insteel Industries, Inc.	50,900	548,193
*	Integrated Electrical Services, Inc.	45,733	789,352
* #	InterDigital, Inc.	142,197	2,472,806
*	Interline Brands, Inc.	64,930	1,153,806
*	International Shipholding Corp.	10,800	205,848
*	Intersections, Inc.	50,270	411,711
* #	JetBlue Airways Corp.	55,068	300,121
*	JPS Industries, Inc.	8,700	52,635
*	Kadant, Inc.	30,780	772,578
	Kaman Corp. Class A	70,600	1,694,400

35

#	Kaydon Corp.	78,212	$3,340,435
	Kelly Services, Inc. Class A	87,766	1,685,985
*	Kenexa Corp.	70,109	1,420,408
*	Key Technology, Inc.	14,402	508,535
*	Kforce, Inc.	113,255	968,330
* #	Kirby Corp.	100	4,508
#	Knight Transportation, Inc.	238,279	3,524,146
	Knoll, Inc.	97,400	1,371,392
*	Korn/Ferry International	122,020	2,057,257
*	K-Tron International, Inc.	8,584	1,002,010
*	L.B. Foster Co. Class A	9,200	389,712
	L.S. Starrett Co. Class A	6,700	116,848
*	LaBarge, Inc.	45,910	598,666
*	Ladish Co., Inc.	41,600	1,485,120
	Lawson Products, Inc.	22,494	571,348
*	Layne Christensen Co.	44,028	1,762,881
*	Learning Tree International, Inc.	50,681	682,166
*	LECG Corp.	73,900	702,050
*	LGL Group, Inc.	4,660	47,299
#	Lindsay Corp.	34,200	2,688,804
*	LMI Aerospace, Inc.	33,541	638,285
	LSI Industries, Inc.	59,670	793,014
*	Lydall, Inc.	36,100	367,859
*	M&F Worldwide Corp.	55,800	2,066,274
*	Mac-Gray Corp.	25,646	296,468
*	Magnetek, Inc.	93,178	317,737
*	MAIR Holdings, Inc.	51,616	220,916
*	Marten Transport, Ltd.	60,882	882,180
	Maxco, Inc.	3,000	9,825
	McGrath Rentcorp.	72,714	1,522,631
*	Meadow Valley Corp.	2,300	22,839
*	Media Sciences International, Inc.	2,800	9,800
* #	Medialink Worldwide, Inc.	20,206	45,464
*	Merrimac Industries, Inc.	2,960	21,134
*	Mesa Air Group, Inc.	102,335	247,651
*	Metalline Mining Co.	7,345	17,775
	Met-Pro Corp.	42,138	458,040
*	MFRI, Inc.	19,687	318,929
* #	Microvision, Inc.	135,419	341,256
* #	Middleby Corp.	37,974	2,582,232
* #	Milacron, Inc.	14,030	41,389
* #	Millennium Cell, Inc.	39,488	8,292
*	Miller Industries, Inc.	34,580	399,745
	Mine Safety Appliances Co.	103,000	4,131,330
*	Misonix, Inc.	21,400	90,950
* #	Mobile Mini, Inc.	98,930	1,841,087
*	Modtech Holdings, Inc.	49,050	23,544
*	Moog, Inc. Class A	102,846	4,220,800
*	Moog, Inc. Class B	5,250	217,350
*	MTC Technologies, Inc.	48,178	1,141,819
	Mueller Industries, Inc.	102,145	2,934,626
#	Mueller Water Products, Inc.	36,500	294,190
#	Mueller Water Products, Inc. Class B	40,100	349,271
	Multi-Color Corp.	35,280	762,754
*	M-Wave, Inc.	575	316

36

	NACCO Industries, Inc. Class A	5,700	$461,985
*	Nashua Corp.	7,100	81,650
*	National Patent Development Corp.	13,860	33,264
*	National Technical Systems, Inc.	20,700	128,754
*	Navigant Consulting, Inc.	152,300	2,484,013
*	NCI Building Systems, Inc.	54,100	1,641,394
	Nordson Corp.	96,650	4,966,844
* #	North America Galvanizing & Coatings, Inc.	34,443	194,947
*	NuCo2, Inc.	46,300	1,279,269
* #	Odyssey Marine Exploration, Inc.	140,567	688,778
*	Old Dominion Freight Line, Inc.	103,422	2,818,250
	Omega Flex, Inc.	24,600	369,000
*	On Assignment, Inc.	107,814	667,369
*	Orbit International Corp.	1,977	15,796
*	Orbital Sciences Corp.	170,552	3,692,451
*	P.A.M. Transportation Services, Inc.	29,819	432,376
*	Paragon Technologies, Inc.	9,200	56,626
*	Park-Ohio Holdings Corp.	31,335	647,694
*	Patrick Industries, Inc.	8,995	70,791
*	Patriot Transportation Holding, Inc.	9,421	730,316
*	Peerless Manufacturing Co.	17,106	555,945
*	Perini Corp.	73,400	2,751,032
*	PHH Corp.	139,700	2,827,528
*	Pike Electric Corp.	53,400	690,462
* #	Pinnacle Airlines Corp.	64,200	719,682
*	Plug Power, Inc.	195,043	587,079
*	Point Blank Solutions, Inc.	116,800	442,672
	Portec Rail Products, Inc.	18,625	196,121
*	Powell Industries, Inc.	33,383	1,272,560
*	Power-One, Inc.	268,380	697,788
#	Preformed Line Products Co.	10,107	477,050
* #	Protection One, Inc.	9,315	81,599
	Providence & Worcester Railroad Co.	3,900	76,635
*	Quality Distribution, Inc.	57,500	176,525
	Quipp, Inc.	1,400	5,355
	Quixote Corp.	25,340	356,027
#	Raven Industries, Inc.	51,630	1,511,726
*	RBC Bearings, Inc.	42,375	1,423,800
*	RCM Technologies, Inc.	36,854	195,695
#	Regal-Beloit Corp.	88,304	3,260,184
*	Republic Airways Holdings, Inc.	123,334	2,411,180
	Resources Connection, Inc.	137,136	2,207,890
#	Robbins & Myers, Inc.	101,100	3,442,455
	Rollins, Inc.	306,575	5,411,049
*	Rush Enterprises, Inc. Class A	73,216	1,085,061
*	Rush Enterprises, Inc. Class B	26,250	387,975
*	Saia, Inc.	33,054	477,630
	Schawk, Inc.	73,460	1,156,995
*	School Specialty, Inc.	59,658	1,820,762
*	Schuff International, Inc.	6,700	180,900
	Servidyne, Inc.	330	2,059
	Servotronics, Inc.	3,100	59,985
*	SIFCO Industries, Inc.	18,330	248,555
*	Simclar, Inc.	6,300	25,704
#	Simpson Manufacturing Co., Inc.	133,541	3,199,642

37

	Skywest, Inc.	171,073	$3,784,135
*	SL Industries, Inc.	10,946	216,731
*	SmartPros, Ltd.	10,300	58,195
*	SPACEHAB, Inc.	1,822	1,603
*	Sparton Corp.	8,593	41,075
*	Spherion Corp.	139,620	904,738
*	Spherix, Inc.	46,095	49,322
* #	Spire Corp.	24,326	387,513
*	Standard Parking Corp.	54,871	1,114,979
	Standard Register Co.	70,400	601,920
	Standex International Corp.	35,700	678,657
*	Sterling Construction Co., Inc.	30,600	615,366
	Sun Hydraulics, Inc.	45,203	982,261
*	Superior Essex, Inc.	56,618	1,606,819
	Supreme Industries, Inc.	15,608	91,931
* #	Synutra International, Inc.	10,986	295,194
	Sypris Solutions, Inc.	52,947	254,675
*	SYS Technologies	39,525	85,769
	TAL International Group, Inc.	65,150	1,359,681
*	Taleo Corp. Class A	47,682	908,819
* #	Taser International, Inc.	178,500	2,011,695
*	Team, Inc.	43,700	1,332,413
*	TeamStaff, Inc.	17,700	12,390
	Tech/Ops Sevcon, Inc.	9,755	76,089
	Technology Research Corp.	17,950	52,414
	Tecumseh Products Co. Class A	36,840	780,271
*	Teledyne Technologies, Inc.	100,500	4,462,200
	Tennant Co.	52,000	1,876,160
*	Tetra Tech, Inc.	160,796	3,034,221
*	The Advisory Board Co.	59,897	3,328,476
*	The Geo Group, Inc.	142,900	3,814,001
	Thomas Group, Inc.	8,400	28,644
#	Titan International, Inc.	74,900	2,545,851
	Todd Shipyards Corp.	18,801	317,361
#	Toro Co.	10,600	510,708
*	Trailer Bridge, Inc.	8,400	90,132
*	TransDigm Group, Inc.	15,900	617,874
*	TRC Companies, Inc.	57,796	293,026
	Tredegar Industries, Inc.	91,191	1,441,730
* #	Trex Co., Inc.	44,700	348,660
	Triumph Group, Inc.	43,975	2,488,545
*	TRM Corp.	53,100	16,992
*	TrueBlue, Inc.	147,800	1,846,022
*	Tufco Technologies, Inc.	4,700	30,221
* #	TurboChef Technologies, Inc.	87,238	741,523
	Twin Disc, Inc.	33,180	672,227
*	U.S. Home Systems, Inc.	26,949	121,001
	UAP Holding Corp.	150,300	5,786,550
* #	Ultralife Batteries, Inc.	43,430	612,797
* #	United Stationers, Inc.	79,909	3,944,308
	Universal Forest Products, Inc.	52,405	1,455,811
*	Universal Security Instruments, Inc.	7,249	47,336
*	Universal Truckload Services, Inc.	20,917	390,730
*	UQM Technologies, Inc.	81,800	178,324
*	USA Truck, Inc.	30,535	405,199

38

* #	Valence Technology, Inc.	19,099	$70,093
	Valmont Industries, Inc.	64,850	5,181,515
*	Valpey Fisher Corp.	4,045	19,214
*	Veri-Tek International Corp.	6,890	37,826
*	Versar, Inc.	24,600	146,370
	Viad Corp.	64,799	2,246,581
#	Vicor Corp.	78,212	948,712
*	Volt Information Sciences, Inc.	65,550	1,053,389
	VSE Corp.	15,912	505,206
	Wabash National Corp.	90,200	712,580
	Wabtec Corp.	133,700	4,627,357
	Walter Industries, Inc.	71,465	3,904,133
*	Waste Connections, Inc.	96,050	2,916,078
	Waste Industries USA, Inc.	43,970	1,608,862
#	Watsco, Inc. Class A	67,100	2,549,800
	Watsco, Inc. Class B	1,800	68,418
	Watson Wyatt & Co. Holdings	109,500	5,808,975
#	Watts Water Technologies, Inc.	86,680	2,402,770
*	WCA Waste Corp.	23,195	141,490
#	Werner Enterprises, Inc.	213,184	3,792,543
*	Westaff, Inc.	43,832	177,958
*	Willis Lease Finance Corp.	11,960	148,304
	Woodward Governor Co.	209,836	5,995,015
	WSI Industries, Inc.	1,900	15,105
*	Zareba Systems, Inc.	300	1,188
Total Industrials			468,587,856

Information Technology — (13.9%)
*	3Com Corp.	371,557	1,222,423
* #	8X8, Inc.	16,900	17,745
*	Acacia Research-Acacia Technologies	82,560	539,117
* #	Access Integrated Technologies, Inc.	67,000	158,120
* #	ACI Worldwide, Inc.	104,139	1,839,095
*	Acorn Factor, Inc.	6,600	35,574
*	Actel Corp.	77,235	915,235
*	ActivIdentity Corp.	146,125	448,604
*	Actuate Corp.	184,566	885,917
*	Adaptec, Inc.	351,400	931,210
*	ADC Telecommunications, Inc.	83,242	1,137,918
*	ADDvantage Technologies Group, Inc.	22,174	94,240
*	Adept Technology, Inc.	6,944	63,329
	Adtran, Inc.	220,532	4,062,199
*	Advanced Analogic Technologies, Inc.	135,729	882,239
*	Advanced Energy Industries, Inc.	128,364	1,645,626
* #	Advanced Photonix, Inc.	20,800	31,200
*	Advent Software, Inc.	80,615	3,622,838
*	Aehr Test Systems	18,519	135,189
*	Aetrium, Inc.	32,893	154,268
	Agilysys, Inc.	78,888	999,511
*	Airspan Networks, Inc.	124,100	142,715
* ●	Allen Organ Co.	800	13,032
	Alliance Semiconductor Corp.	47,150	56,580
*	Allied Motion Technologies, Inc.	2,800	13,818
*	American Commercial Lines, Inc.	142,183	2,417,111
	American Software, Inc. Class A	74,349	631,967

39

*	AMIS Holdings, Inc.	292,995	$1,998,226
*	Amkor Technology, Inc.	326,019	3,817,682
* #	Ampex Corp. Class A	5,725	10,591
*	Amtech Systems, Inc.	24,270	302,647
* #	Anadigics, Inc.	168,200	1,184,128
*	Analysts International Corp.	58,605	78,531
*	Anaren, Inc.	50,097	633,226
*	Ansoft Corp.	67,728	1,647,145
*	Answerthink, Inc.	139,433	564,704
*	Apogee Technology, Inc.	3,600	2,160
* #	Applied Digital Solutions, Inc.	173,117	143,687
*	Applied Micro Circuits Corp.	200,114	1,486,847
* #	Ariba, Inc.	220,857	1,970,044
* #	Arris Group, Inc.	377,119	2,168,434
*	Art Technology Group, Inc.	406,364	1,373,510
	ASA International, Ltd.	640	2,832
* #	Ascendia Brands, Inc.	33,995	2,040
*	Aspen Technology, Inc.	279,189	3,126,917
*	Astea International, Inc.	2,800	12,880
	Astro-Med, Inc.	12,764	124,960
*	Asyst Technologies, Inc.	156,000	549,120
* #	Atari, Inc.	26,708	43,801
* #	Atheros Communications	156,996	3,818,143
	Atlantic Tele-Network, Inc.	20,353	625,855
*	Atmel Corp.	62,400	202,800
*	ATMI, Inc.	100,833	2,756,774
*	Authentidate Holding Corp.	97,700	69,367
*	Autobytel, Inc.	132,745	358,412
* #	Avanex Corp.	401,448	325,574
	Avici Systems, Inc.	42,048	322,508
* #	Avid Technology, Inc.	122,163	2,977,112
*	Aviza Technology, Inc.	67,330	62,954
*	Avocent Corp.	137,465	2,299,789
*	Aware, Inc.	78,492	313,183
*	Axcelis Technologies, Inc.	307,496	1,768,102
*	Axesstel, Inc.	35,283	9,526
*	AXS-One, Inc.	74,600	32,824
*	AXT, Inc.	98,090	541,457
* #	Bankrate, Inc.	56,957	2,407,003
*	BearingPoint, Inc.	586,461	950,067
	Bel Fuse, Inc. Class A	8,510	266,703
	Bel Fuse, Inc. Class B	27,943	762,006
*	Bell Industries, Inc.	8,500	6,800
*	Bell Microproducts, Inc.	94,771	317,483
*	Benchmark Electronics, Inc.	192,292	3,230,506
*	Bitstream, Inc.	7,200	38,160
	Black Box Corp.	47,702	1,478,762
	Blackbaud, Inc.	82,580	2,158,641
*	Blackboard, Inc.	90,064	2,591,141
*	Blonder Tongue Laboratories, Inc.	9,200	15,272
*	Blue Coat Systems, Inc.	85,172	1,999,839
	Bogen Communications International, Inc.	11,900	67,235
*	Bookham, Inc.	231,616	338,159
* #	Borland Software Corp.	224,887	438,530
*	Bottomline Technologies, Inc.	71,639	919,845

40

*	BPO Management Services, Inc.	176	$71
*	Brightpoint, Inc.	182,720	1,889,325
*	Broadcaster, Inc.	600	84
* #	BroadVision, Inc.	460,206	552,247
*	Brooks Automation, Inc.	216,134	2,178,631
*	BSQUARE Corp.	31,968	138,102
*	Cabot Microelectronics Corp.	68,424	2,291,520
*	CACI International, Inc. Class A	59,200	2,584,672
*	CalAmp Corp.	70,258	191,804
*	California Micro Devices Corp.	75,197	240,630
*	Callidus Software, Inc.	58,904	289,219
*	CallWave, Inc.	64,800	164,592
	CAM Commerce Solutions, Inc.	9,700	365,496
*	Captaris, Inc.	89,978	312,224
*	Cascade Microtech, Inc.	8,410	64,505
#	Cass Information Systems, Inc.	7,371	206,388
*	Catalyst Semiconductor, Inc.	52,102	208,929
*	Catapult Communications Corp.	45,691	285,112
*	Centillium Communications, Inc.	114,489	81,287
*	CEVA, Inc.	64,067	546,492
*	Checkpoint Systems, Inc.	113,800	2,753,960
*	Cherokee International Corp.	62,569	134,523
*	Chordiant Software, Inc.	101,200	582,912
*	Ciber, Inc.	154,712	711,675
*	Ciprico, Inc.	11,397	39,890
*	Cirrus Logic, Inc.	250,090	1,285,463
*	Clarus Corp.	32,100	202,230
*	Clearfield, Inc.	11,200	11,088
	CLST Holdings, Inc.	25,418	9,150
*	CMGI, Inc.	18,621	213,955
* #	CNET Networks, Inc.	553,785	4,020,479
* #	Cogent, Inc.	149,516	1,495,160
	Cognex Corp.	127,840	2,471,147
*	Coherent, Inc.	91,093	2,590,685
	Cohu, Inc.	65,598	1,025,953
	Comarco, Inc.	18,136	83,607
# ●	Commerce One, Inc.	45,000	—
	Communications Systems, Inc.	12,350	139,802
*	Computer Task Group, Inc.	47,700	200,817
*	Comtech Telecommunications Corp.	68,300	2,962,854
* #	Concur Technologies, Inc.	112,683	3,294,851
*	Concurrent Computer Corp.	189,900	151,920
* #	Conexant Systems, Inc.	948,824	502,877
* #	Convera Corp.	125,374	238,211
*	CPI International, Inc.	39,368	409,427
*	Cray, Inc.	22,502	105,984
*	Credence Systems Corp.	333,398	473,425
*	CSG Systems International, Inc.	129,232	1,466,783
*	CSP, Inc.	8,385	50,981
	CTS Corp.	82,559	800,822
*	CVD Equipment Corp.	11,029	38,271
*	Cyberoptics Corp.	27,611	287,707
*	Cybersource Corp.	197,588	2,886,761
*	Cymer, Inc.	118,986	3,370,873
#	Daktronics, Inc.	114,316	1,975,380

41

*	Data I/O Corp.	7,300	$34,748
*	Datalink Corp.	31,600	127,980
	Dataram Corp.	26,830	88,002
*	DataTRAK International, Inc.	6,800	12,172
*	Datawatch Corp.	3,832	13,220
*	DealerTrack Holdings, Inc.	77,922	1,595,063
*	Delphax Technologies, Inc.	6,100	2,135
*	Digi International, Inc.	71,526	753,169
*	Digimarc Corp.	63,965	573,766
* #	Digital River, Inc.	38,910	1,269,633
*	Diodes, Inc.	108,058	2,438,869
*	Ditech Networks, Inc.	109,212	298,149
*	Document Sciences Corp.	13,900	204,330
*	Dot Hill Systems Corp.	129,578	463,889
*	DSP Group, Inc.	83,000	962,800
*	DTS, Inc.	53,089	1,291,655
*	Dycom Industries, Inc.	119,366	1,365,547
*	Dynamics Research Corp.	27,808	268,625
* #	EarthLink, Inc.	365,297	2,641,097
*	Easylink Services International Corp.	3,800	10,716
* #	Echelon Corp.	120,810	1,356,696
*	EDGAR Online, Inc.	83,111	223,153
*	Edgewater Technology, Inc.	39,155	234,930
*	EFJ, Inc.	73,494	99,217
*	Elecsys Corp.	5,511	32,515
*	Electro Scientific Industries, Inc.	83,396	1,350,181
*	Electroglas, Inc.	60,300	103,716
*	Electronics for Imaging, Inc.	162,317	2,444,494
* #	Elixir Gaming Technologies, Inc.	282,714	825,525
* #	eLoyalty Corp.	29,189	299,187
* #	EMCORE Corp.	154,350	1,705,568
*	EMS Technologies, Inc.	44,168	1,271,597
*	Emulex Corp.	241,300	3,590,544
*	En Pointe Technologies, Inc.	6,100	14,457
*	Endwave Corp.	36,900	258,300
* #	Enliven Marketing Technologies Corp.	83,787	72,057
*	Entegris, Inc.	371,794	2,621,148
*	Entertainment Distribution Co., Inc.	206,577	121,880
*	Entorian Technologies, Inc.	145,395	205,007
*	Entrust, Inc.	180,989	454,282
*	Epicor Software Corp.	165,222	1,829,008
*	EPIQ Systems, Inc.	84,049	1,143,066
*	ePlus, Inc.	24,690	246,900
*	eSpeed, Inc.	87,880	1,020,287
*	ESS Technology, Inc.	105,900	160,968
* #	Euronet Worldwide, Inc.	110,036	2,376,778
*	Evans & Sutherland Computer Corp.	11,943	12,062
*	Evolving Systems, Inc.	11,000	25,630
*	Exar Corp.	118,838	934,067
*	Excel Technology, Inc.	28,972	746,898
*	Extreme Networks, Inc.	340,314	1,024,345
#	Fair Isaac Corp.	79,973	1,855,374
*	Fairchild Semiconductor Corp. Class A	163,972	1,828,288
*	FalconStor Software, Inc.	140,405	1,168,170
*	Faro Technologies, Inc.	41,970	1,374,518

42

*	FEI Co.	99,154	$2,021,750
* #	Finisar Corp.	915,918	1,474,628
*	Forgent Networks, Inc.	67,680	52,790
*	FormFactor, Inc.	95,834	1,718,304
*	Forrester Research, Inc.	65,587	1,747,238
* #	FortuNet, Inc.	3,718	25,543
	Frequency Electronics, Inc.	18,800	161,492
*	FSI International, Inc.	90,939	148,231
*	Gartner Group, Inc.	88,200	1,667,862
*	Gerber Scientific, Inc.	61,800	537,660
#	Gevity HR, Inc.	80,810	564,054
*	Giga-Tronics, Inc.	4,500	6,660
*	Globecomm Systems, Inc.	37,253	328,199
*	Goldleaf Financial Solutions, Inc.	57,085	151,846
*	Greenfield Online, Inc.	74,200	1,003,926
*	GSE Systems, Inc.	38,896	400,629
*	GTSI Corp.	31,222	256,645
*	Guidance Software, Inc.	17,449	188,100
*	Halifax Corp.	1,000	1,600
*	Harmonic, Inc.	232,347	2,070,212
*	Harris Stratex Networks, Inc. Class A	72,616	729,065
*	Hauppauge Digital, Inc.	32,457	139,565
#	Heartland Payment Systems, Inc.	107,197	2,361,550
*	hi/fn, Inc.	45,100	247,599
*	Hittite Microwave Corp.	90,710	3,003,408
*	Hutchinson Technology, Inc.	77,500	1,302,000
*	Hypercom Corp.	168,500	625,135
* #	I.D. Systems, Inc.	33,870	241,832
* #	i2 Technologies, Inc.	62,200	808,600
	iBasis, Inc.	124,863	506,944
* #	Ibis Technology Corp.	27,000	10,260
*	iCAD, Inc.	3,500	8,750
*	iGATE Capital Corp.	151,665	1,201,187
*	Ikanos Communications	16,840	76,790
* #	ImageWare Systems, Inc.	45,400	61,290
*	I-many, Inc.	110,892	308,280
	Imation Corp.	98,801	2,227,963
#	Imergent, Inc.	37,362	410,982
* #	Immersion Corp.	75,600	637,308
*	InFocus Corp.	123,013	220,193
*	Informatica Corp.	257,957	4,503,929
	InfoSpace, Inc.	89,946	916,550
	infoUSA, Inc.	128,949	981,302
*	Innodata Isogen, Inc.	70,793	389,362
*	Innovex, Inc.	51,200	16,384
*	InPlay Technologies, Inc.	9,800	9,898
*	Insight Enterprises, Inc.	130,041	2,279,619
*	Insightful Corp.	6,100	7,015
*	InsWeb Corp.	1,533	17,093
	Integral Systems, Inc.	32,175	783,140
*	Integrated Silicon Solution, Inc.	74,354	443,893
*	Intelli-Check, Inc.	39,587	122,720
*	Intelligent Systems Corp.	14,381	44,581
*	Intelligroup, Inc.	29,800	74,500
*	Interactive Intelligence, Inc.	49,241	702,177

43

*	Interlink Electronics, Inc.	35,200	$51,040
*	Intermec, Inc.	177,800	3,918,712
* #	Internap Network Services Corp.	140,500	983,500
*	Internet Capital Group, Inc.	112,131	975,540
*	Interphase Corp.	19,339	110,232
*	Intervoice, Inc.	112,807	797,545
*	Interwoven, Inc.	125,723	1,703,547
*	Intest Corp.	27,232	58,276
*	Intevac, Inc.	62,436	801,678
*	IntriCon Corp.	15,310	104,567
*	INX, Inc.	10,200	81,600
*	Iomega Corp.	162,195	494,695
*	iPass, Inc.	146,989	408,629
*	iPCS, Inc.	30,602	580,520
*	Iteris, Inc.	65,196	176,029
*	Ixia	174,828	1,312,958
*	IXYS Corp.	98,524	694,594
*	j2 Global Communications, Inc.	139,864	3,009,873
*	Jaco Electronics, Inc.	6,475	7,641
*	JDA Software Group, Inc.	71,012	1,212,175
*	Jupitermedia Corp.	105,569	347,322
	Keithley Instruments, Inc.	45,870	415,124
*	Kemet Corp.	204,523	1,014,434
*	Key Tronic Corp.	29,877	95,009
*	Keynote Systems, Inc.	33,400	362,056
*	Kintera, Inc.	44,436	41,770
*	Kopin Corp.	200,510	545,387
*	Kratos Defense & Security Solutions, Inc.	177,204	322,511
*	Kulicke & Soffa Industries, Inc.	169,286	871,823
*	KVH Industries, Inc.	40,428	350,915
* #	L-1 Identity Solutions, Inc.	206,539	2,470,206
*	Lantronix, Inc.	14,000	10,080
*	LaserCard Corp.	35,724	331,519
*	Lattice Semiconductor Corp.	331,183	854,452
* #	Lawson Software, Inc.	562,760	4,389,528
*	Leadis Technolgies, Inc.	6,400	12,672
*	LeCroy Corp.	36,864	290,857
*	LightPath Technologies, Inc.	1,850	3,460
*	Lionbridge Technologies, Inc.	163,246	579,523
*	Littlefuse, Inc.	65,856	2,052,732
*	Logic Devices, Inc.	6,400	6,912
*	LogicVision, Inc.	49,941	35,408
*	Logility, Inc.	40,957	447,250
*	LoJack Corp.	54,500	680,160
*	LookSmart, Ltd.	74,072	267,400
*	Loral Space & Communications, Inc.	61,243	1,485,755
* #	LTX Corp.	186,096	604,812
* #	Lumera Corp.	60,684	144,428
*	Luna Innovations, Inc.	19,297	130,255
*	Macrovision Corp.	144,593	2,210,827
*	Magma Design Automation, Inc.	111,283	1,092,799
*	Management Network Group, Inc.	72,722	155,625
*	Manatron, Inc.	1,102	12,695
*	Manhattan Associates, Inc.	78,562	1,733,078
*	ManTech International Corp. Class A	55,900	2,464,072

44

#	Marchex, Inc. Class B	85,831	$757,888
*	Mastec, Inc.	189,250	1,648,368
*	Mattson Technology, Inc.	164,545	977,397
	Maximus, Inc.	62,100	2,255,472
* #	Maxwell Technologies, Inc.	47,979	499,461
*	MDI, Inc.	10,133	5,574
* #	Mechanical Technology, Inc.	86,270	61,252
*	MedQuist, Inc.	15,960	151,620
*	Mentor Graphics Corp.	242,586	2,207,533
*	Mercury Computer Systems, Inc.	64,100	410,881
*	Merix Corp.	55,793	151,757
	Mesa Laboratories, Inc.	10,826	259,824
	Methode Electronics, Inc.	104,520	1,113,138
	Micrel, Inc.	217,157	1,596,104
*	Microsemi Corp.	202,902	4,413,119
*	MicroStrategy, Inc.	27,500	1,829,300
*	Microtune, Inc.	156,747	790,005
* #	Midway Games, Inc.	279,700	559,400
* #	Mindspeed Technologies, Inc.	353,770	205,187
* #	MIPS Technologies, Inc.	133,600	495,656
*	MIVA, Inc.	107,512	225,775
*	MKS Instruments, Inc.	163,107	3,276,820
*	Mobility Electronics, Inc.	96,612	131,392
	Mocon, Inc.	19,009	205,107
*	Moldflow Corp.	34,512	574,970
*	Monolithic Power Systems	89,119	1,482,940
* #	MoSys, Inc.	101,524	477,163
* #	Motive, Inc.	22,900	36,640
*	MPS Group, Inc.	279,900	3,190,860
*	MRV Communications, Inc.	416,011	665,618
*	MSC. Software Corp.	125,777	1,593,595
*	MTM Technologies, Inc.	4,600	2,070
	MTS Systems Corp.	52,187	1,627,713
*	Multi-Fineline Electronix, Inc.	67,572	1,437,256
*	Nanometrics, Inc.	44,426	282,994
*	Napco Security Systems, Inc.	58,560	322,080
*	Napster, Inc.	3,129	5,757
*	NCI, Inc.	12,390	219,551
*	NeoMagic Corp.	43,418	57,312
* #	Neonode, Inc.	680	2,237
*	NETGEAR, Inc.	99,193	2,164,391
* #	Netlogic Microsystems, Inc.	58,678	1,384,801
*	NetManage, Inc.	28,694	136,297
*	NetScout Systems, Inc.	90,350	839,352
*	Network Engines, Inc.	117,477	169,167
* #	Network Equipment Technologies, Inc.	84,300	480,510
*	Newport Corp.	115,412	1,212,980
	NIC, Inc.	184,065	1,108,071
*	NMS Communications Corp.	149,300	189,611
*	Novatel Wireless, Inc.	86,502	915,191
*	Nu Horizons Electronics Corp.	42,055	249,807
*	NumereX Corp. Class A	24,960	198,682
* #	NYFIX, Inc.	69,114	335,894
	O.I. Corp.	3,540	36,356
* #	Oculus Innovative Sciences, Inc.	8,650	49,478

45

* #	Omniture, Inc.	82,325	$1,891,829
* #	OmniVision Technologies, Inc.	134,900	2,139,514
*	Omtool, Ltd.	3,470	9,785
* #	On2 Technologies, Inc.	262,300	280,661
*	Online Resources Corp.	73,670	754,381
*	Onvia, Inc.	15,469	118,338
*	OpenTV Corp.	33,663	45,108
	Openwave Systems, Inc.	294,252	606,159
*	Oplink Communications, Inc.	61,500	764,445
*	OPNET Technologies, Inc.	63,011	501,568
	OPTi, Inc.	11,000	30,250
*	Optical Cable Corp.	13,800	56,718
*	Orthovita, Inc.	41,496	119,094
*	OSI Systems, Inc.	43,500	920,025
*	Overland Storage, Inc.	39,267	52,618
*	OYO Geospace Corp.	19,011	915,190
*	Packeteer, Inc.	102,448	457,943
* #	Palm, Inc.	241,996	1,565,714
*	PAR Technology Corp.	30,269	239,730
* #	Parametric Technology Corp.	70,074	1,072,833
	Park Electrochemical Corp.	56,150	1,322,333
* #	Parkervision, Inc.	72,886	633,379
*	PC Connection, Inc.	81,741	811,688
*	PC-Tel, Inc.	64,900	433,532
*	PDF Solutions, Inc.	85,956	489,949
*	Peerless Systems Corp.	22,500	45,000
	Pegasystems, Inc.	98,767	928,410
*	Perceptron, Inc.	21,468	253,322
*	Perficient, Inc.	86,237	728,703
*	Performance Technologies, Inc.	36,600	171,654
*	Pericom Semiconductor Corp.	68,136	908,253
*	Perot Systems Corp.	25,360	349,714
*	Pervasive Software, Inc.	66,787	255,794
*	Pfsweb, Inc.	32,042	31,401
*	Phoenix Technologies, Ltd.	69,036	1,139,784
*	Photon Dynamics, Inc.	48,189	498,756
*	Photronics, Inc.	116,926	1,177,445
*	Pinnacle Data Systems, Inc.	4,400	9,900
*	Pixelworks, Inc.	44,400	33,744
*	Planar Systems, Inc.	47,000	219,020
*	PlanetOut, Inc.	3,410	12,890
	Plantronics, Inc.	152,000	2,866,720
*	PLATO Learning, Inc.	71,069	270,062
* #	Plexus Corp.	111,561	2,763,366
*	PLX Technology, Inc.	89,838	580,353
*	PMC-Sierra, Inc.	623,954	2,988,740
*	Power Integrations, Inc.	72,100	1,896,230
* #	Powerwave Technologies, Inc.	289,994	829,383
*	Presstek, Inc.	105,598	496,311
* ●	Price Communications Liquidation Trust	159,870	21,835
*	Progress Software Corp.	113,203	3,230,814
	QAD, Inc.	93,818	819,969
#	Quality Systems, Inc.	76,418	2,489,698
	Qualstar Corp.	6,057	21,200
*	Quantum Corp.	543,200	1,358,000

46

*	Quest Software, Inc.	311,330	$4,430,226
*	QuickLogic Corp.	92,095	275,364
* #	Rackable Systems, Inc.	65,400	604,296
*	Radiant Systems, Inc.	85,934	1,227,138
*	RadiSys Corp.	64,862	616,838
*	Radyne Corp.	29,400	268,716
* #	RAE Systems, Inc.	167,000	384,100
*	Rambus, Inc.	12,800	230,784
*	Ramtron International Corp.	74,932	293,733
*	RealNetworks, Inc.	393,619	2,302,671
	Relm Wireless Corp.	41,566	93,524
	REMEC, Inc.	62,445	61,196
	Renaissance Learning, Inc.	81,575	1,073,527
* #	Research Frontiers, Inc.	4,300	32,465
*	RF Micro Devices, Inc.	789,745	2,487,697
*	RF Monolithics, Inc.	26,389	140,126
	Richardson Electronics, Ltd.	43,425	187,596
*	RightNow Technologies, Inc.	91,308	1,043,650
*	Rimage Corp.	28,840	663,897
*	Rofin-Sinar Technologies, Inc.	87,154	3,431,253
*	Rogers Corp.	46,000	1,457,280
*	Rudolph Technologies, Inc.	84,699	737,728
*	S1 Corp.	184,911	1,309,170
*	Saba Software, Inc.	83,436	284,517
*	Safeguard Scientifics, Inc.	360,500	555,170
*	Sanmina-SCI Corp.	341,458	563,406
*	Sapient Corp.	356,607	2,631,760
* #	SatCon Technology Corp.	101,496	195,887
*	ScanSource, Inc.	70,300	2,388,091
*	Schmitt Industries, Inc.	2,366	14,527
*	Scientific Learning Corp.	16,660	83,467
*	SCM Microsystems, Inc.	50,472	150,407
*	Seachange International, Inc.	83,573	493,081
*	Secure Computing Corp.	185,442	1,505,789
*	Selectica, Inc.	74,960	110,191
* #	Semitool, Inc.	93,667	736,223
*	Semtech Corp.	200,457	2,553,822
*	SI International, Inc.	34,343	854,454
* #	Sigma Designs, Inc.	63,600	1,873,020
*	Sigmatel, Inc.	91,310	265,712
*	Sigmatron International, Inc.	2,200	15,884
*	Silicon Image, Inc.	227,005	1,039,683
*	Silicon Laboratories, Inc.	62,376	1,930,537
*	Silicon Storage Technology, Inc.	293,000	829,190
*	Simulations Plus, Inc.	36,778	100,036
*	SiRF Technology Holdings, Inc.	87,224	564,339
*	Skyworks Solutions, Inc.	489,193	4,040,734
*	SM&A	52,900	327,451
* #	Smith Micro Software, Inc.	86,209	441,390
*	Sonic Foundry, Inc.	111,300	83,475
* #	Sonic Solutions, Inc.	75,692	683,499
*	SonicWALL, Inc.	172,700	1,438,591
* #	Sonus Networks, Inc.	723,270	2,401,256
* #	Sourcefire, Inc.	24,200	145,200
*	SourceForge, Inc.	216,271	371,986

47

*	Spectrum Control, Inc.	38,422	$346,182
*	SPSS, Inc.	54,742	2,081,838
*	SRA International, Inc.	120,300	2,887,200
*	SRS Labs, Inc.	52,083	229,165
*	Stamford Industrial Group, Inc.	22,200	37,962
*	Standard Microsystems Corp.	63,117	1,789,367
	StarTek, Inc.	40,300	346,983
* #	STEC, Inc.	138,215	1,006,205
*	SteelCloud, Inc.	11,500	9,775
* #	Stratasys, Inc.	58,900	1,104,964
*	SumTotal Systems, Inc.	78,717	357,375
*	Sunair Electronics, Inc.	7,600	12,844
*	Sunrise Telecom, Inc.	18,500	31,450
*	Supertex, Inc.	37,700	780,390
*	SupportSoft, Inc.	142,571	500,424
*	Sycamore Networks, Inc.	769,388	2,685,164
*	Sykes Enterprises, Inc.	121,187	2,034,730
*	Symmetricom, Inc.	155,467	531,697
* #	Synaptics, Inc.	74,100	1,985,139
* #	Synchronoss Technologies, Inc.	66,209	1,064,641
*	SYNNEX Corp.	80,100	1,666,881
*	Synplicity, Inc.	85,381	473,865
#	Syntel, Inc.	114,082	3,106,453
*	Taitron Components, Inc.	4,900	7,840
* #	Take-Two Interactive Software, Inc.	219,901	5,827,377
*	Technical Communications Corp.	400	2,620
	Technitrol, Inc.	113,100	2,489,331
*	Technology Solutions Co.	1,500	3,915
*	TechTeam Global, Inc.	28,452	248,955
* #	Techwell, Inc.	33,396	333,292
*	Tekelec	191,792	2,284,243
*	TeleCommunication Systems, Inc.	102,399	317,437
* #	Telkonet, Inc.	173,200	142,024
*	Telular Corp.	57,375	201,960
* #	Terremark Worldwide, Inc.	157,945	789,725
*	Tessco Technologies, Inc.	18,503	301,414
*	Tessera Technologies, Inc.	130,745	3,080,352
* #	The Knot, Inc.	51,645	596,500
	TheStreet.com, Inc.	80,325	727,745
*	Think Partnership, Inc.	221,259	225,684
*	ThinkEngine Networks, Inc.	7,700	3,696
*	THQ, Inc.	12,312	230,358
*	TIBCO Software, Inc.	223,472	1,575,478
*	Tier Technologies, Inc. Class B	54,800	441,140
*	TII Network Technologies, Inc.	10,660	17,376
*	TNS, Inc.	62,110	1,108,664
*	Tollgrade Communications, Inc.	42,413	234,120
*	Track Data Corp.	21,535	35,963
*	Transact Technologies, Inc.	28,418	138,680
*	Transcat, Inc.	5,900	44,191
*	Transwitch Corp.	194,405	126,363
* #	Travelzoo, Inc.	45,000	454,500
*	Trident Microsystems, Inc.	161,664	806,703
	Trio-Tech International	8,869	47,449
*	Triquint Semiconductor, Inc.	386,519	1,824,370

48

*	Troy Group, Inc.	13,200	$52,404
	TSR, Inc.	6,988	29,664
*	TTM Technologies, Inc.	106,400	1,172,528
*	Tumbleweed Communications Corp.	167,495	214,394
*	Tyler Technologies, Inc.	115,200	1,595,520
*	Ulticom, Inc.	111,530	780,710
*	Ultimate Software Group, Inc.	69,799	1,902,721
*	Ultra Clean Holdings, Inc.	50,349	483,350
*	Ultratech, Inc.	67,299	648,089
*	Unica Corp.	42,893	322,984
	United Online, Inc.	183,803	1,834,354
* #	Universal Display Corp.	90,416	1,540,689
* #	UTStarcom, Inc.	330,357	931,607
* #	Veeco Instruments, Inc.	86,500	1,340,750
*	Verint Systems, Inc.	88,434	1,337,122
* #	Vertical Communications, Inc.	1,200	598
*	Viasat, Inc.	80,291	1,683,702
*	Vicon Industries, Inc.	14,400	78,480
*	Video Display Corp.	11,784	92,976
*	Vignette Corp.	84,776	1,072,416
*	Virage Logic Corp.	64,827	416,189
*	Vishay Intertechnology, Inc.	44,400	405,372
* #	Vitesse Semiconductor, Inc.	546,153	453,307
*	Vocus, Inc.	34,116	837,889
*	Volterra Semiconductor Corp.	56,076	485,057
* #	Vyyo, Inc.	59,599	86,419
	Wayside Technology Group, Inc.	6,376	64,079
*	Websense, Inc.	124,272	2,419,576
*	Website Pros, Inc.	63,604	702,188
*	Westell Technologies, Inc.	168,119	295,889
*	White Electronics Designs Corp.	75,793	317,573
*	Wind River Systems, Inc.	230,683	1,667,838
*	Winland Electronics, Inc.	5,100	11,654
*	Wireless Telecom Group, Inc.	66,460	108,994
*	Wireless Xcessories Group, Inc.	9,500	13,490
*	WJ Communications, Inc.	181,859	130,938
*	WPCS International, Inc.	11,970	77,566
*	Wright Express Corp.	78,450	2,270,343
* #	X-Rite, Inc.	90,763	743,349
*	Zhone Technologies, Inc.	321,806	347,550
*	ZILOG, Inc.	54,368	181,589
* #	Zix Corp.	140,098	549,184
*	Zones, Inc.	14,371	133,363
*	Zoran Corp.	150,035	2,059,981
*	Zygo Corp.	53,680	683,883
Total Information Technology			485,754,091

Materials — (4.6%)
	A. Schulman, Inc.	73,755	1,507,552
	A.M. Castle & Co.	53,437	1,187,905
*	AEP Industries, Inc.	23,117	702,526
#	AMCOL International Corp.	85,875	2,474,918
*	American Pacific Corp.	16,430	264,687
#	American Vanguard Corp.	74,889	1,131,573
*	Amerigon, Inc.	45,720	830,275

49

	Arch Chemicals, Inc.	69,942	$2,441,675
*	Arrowhead Research Corp.	67,776	165,373
*	Atlantis Plastics, Inc.	4,300	2,193
	Balchem Corp.	49,337	988,713
* #	Basin Water, Inc.	39,173	304,374
*	Brush Engineered Materials, Inc.	58,223	1,617,435
*	Buckeye Technologies, Inc.	104,883	1,133,785
#	Calgon Carbon Corp.	129,600	2,117,664
*	Canyon Resources Corp.	35,659	16,047
*	Caraustar Industries, Inc.	87,585	192,687
* #	Century Aluminum Co.	100,090	6,618,952
	Chemtura Corp.	8,100	66,906
	Chesapeake Corp.	54,002	189,007
* #	Coeur d’Alene Mines Corp.	859,600	4,143,272
	Compass Minerals International, Inc.	93,100	5,299,252
* #	Constar International, Inc.	40,577	117,673
*	Continental Materials Corp.	300	7,035
*	Core Molding Technologies, Inc.	34,384	244,126
	Deltic Timber Corp.	35,733	1,698,747
*	Detrex Corp.	500	3,875
#	Eagle Materials, Inc.	83,000	2,951,480
#	Empire Resources, Inc.	29,305	143,888
	Ferro Corp.	123,330	1,985,613
	Flamemaster Corp.	189	1,068
* #	Flotek Industries, Inc.	52,572	1,194,962
	Friedman Industries, Inc.	21,781	111,954
#	General Maritime Corp.	32,900	774,466
* #	General Moly, Inc.	113,410	1,212,353
#	Georgia Gulf Corp.	93,500	566,610
	Gibraltar Industries, Inc.	91,804	1,003,418
	Glatfelter Co.	96,900	1,276,173
*	Graphic Packaging Corp.	620,100	1,909,908
*	H&E Equipment Services, Inc.	24,213	377,723
	H.B. Fuller Co.	170,218	3,872,460
	Hawkins, Inc.	35,150	518,814
*	Haynes International, Inc.	22,107	1,255,899
* #	Headwaters, Inc.	115,700	1,418,482
* #	Hecla Mining Co.	349,800	4,022,700
	Hercules, Inc.	194,000	3,554,080
*	ICO, Inc.	73,742	574,450
*	Impreso, Inc.	5,200	13,520
#	Innophos Holdings, Inc.	15,800	208,876
*	Ion Geophysical Corp.	241,100	3,204,219
	Kaiser Aluminum Corp.	57,421	4,211,830
	KMG Chemicals, Inc.	21,365	347,395
	Koppers Holdings, Inc.	31,200	1,303,224
	Kronos Worldwide, Inc.	18,322	338,957
*	Landec Corp.	76,700	719,446
	Louisiana-Pacific Corp.	194,900	2,120,512
* #	LSB Industries, Inc.	41,600	992,160
*	Material Sciences Corp.	42,535	313,908
*	Maxxam, Inc.	10,790	312,910
	Metal Management, Inc.	66,100	4,010,287
	Minerals Technologies, Inc.	52,700	3,176,756
* #	Mines Management, Inc.	44,900	188,580

50

*	Mod-Pac Corp.	7,627	$47,211
	Myers Industries, Inc.	106,996	1,302,141
*	Nanophase Technologies Corp.	55,148	175,922
	Neenah Paper, Inc.	18,215	474,501
#	Nevada Chemicals, Inc.	17,187	149,527
	NewMarket Corp.	45,600	3,052,920
#	NL Industries, Inc.	129,090	1,401,917
	NN, Inc.	50,975	496,497
*	Northern Technologies International Corp.	6,025	47,477
*	Northwest Pipe Co.	25,164	1,050,345
	Olin Corp.	210,352	4,042,965
	Olympic Steel, Inc.	22,800	941,640
*	OM Group, Inc.	90,700	5,490,071
*	OMNOVA Solutions, Inc.	126,094	491,767
	Penford Corp.	25,400	556,006
*	Peoplesupport, Inc.	36,100	419,121
*	PolyOne Corp.	238,200	1,548,300
	Quaker Chemical Corp.	30,120	707,820
	Quanex Corp.	98,872	5,086,964
*	Rock of Ages Corp.	4,400	21,428
	Rock-Tenn Co. Class A	111,200	2,983,496
*	Rosetta Resources, Inc.	73,881	1,511,605
#	Royal Gold, Inc.	80,035	2,521,903
* #	RTI International Metals, Inc.	57,500	3,155,025
	Schnitzer Steel Industries, Inc. Class A	64,051	4,193,419
	Schweitzer-Maudoit International, Inc.	43,300	994,601
	Sensient Technologies Corp.	131,600	3,545,304
	Silgan Holdings, Inc.	97,469	4,555,701
*	Solitario Resources Corp.	100	578
	Spartech Corp.	86,900	1,231,373
	Stepan Co.	25,500	869,550
* #	Stillwater Mining Co.	261,300	5,364,489
*	Symyx Technologies, Inc.	86,200	564,610
#	Synalloy Corp.	12,536	163,469
#	Texas Industries, Inc.	62,100	3,576,960
	Tronox, Inc. Class A	39,100	174,777
	Tronox, Inc. Class B	13,100	57,771
*	U.S. Concrete, Inc.	113,800	454,062
	U.S. Energy Corp.	10,000	39,300
*	U.S. Gold Corp.	133,000	466,830
*	UFP Technologies, Inc.	3,500	21,070
*	United States Lime & Minerals, Inc.	9,096	272,425
*	Universal Stainless & Alloy Products, Inc.	18,824	572,061
	Valhi, Inc.	13,478	260,530
	Vulcan International Corp.	700	39,550
* #	W.R. Grace & Co.	81,776	1,736,104
	Wausau Paper Corp.	140,626	1,102,508
*	Webco Industries, Inc.	600	67,200
	Wellman, Inc.	84,575	4,229
	Westlake Chemical Corp.	107,900	1,741,506
*	Williams Industries, Inc.	1,200	2,688
#	Worthington Industries, Inc.	165,729	2,915,173
* #	Zoltek Companies, Inc.	75,800	1,734,304
Total Materials			160,056,019

51

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	3,200	$—
* ●	DLB Oil & Gas, Inc. Escrow Shares	1,300	—
* ●	ePresence, Inc. Escrow Shares	25,100	753
# ●	EquiMed, Inc.	2,250	—
* ●	iGo Escrow Shares	4,100	—
* ●	Noel Group, Inc.	8,000	92
* ●	Petrocorp, Inc. Escrow Shares	6,900	414
* ●	Tripos Escrow Shares	220	53
Total Other			1,312

Real Estate Investment Trusts — (0.0%)
	Potlatch Corp.	12,337	509,148

Telecommunication Services — (0.8%)
	Alaska Communications Systems Group, Inc.	121,343	1,374,816
*	Arbinet-thexchange, Inc.	49,712	248,560
*	Cbeyond, Inc.	66,118	1,083,674
*	Centennial Communications Corp.	320,352	1,688,255
*	Cincinnati Bell, Inc.	706,500	2,741,220
* #	Cogent Communications Group, Inc.	142,913	2,783,945
	Consolidated Communications Holdings, Inc.	76,080	1,096,313
	D&E Communications, Inc.	46,806	509,717
#	FairPoint Communications, Inc.	91,100	896,424
*	FiberTower Corp.	280,972	421,458
*	General Communications, Inc. Class A	155,451	900,061
* #	GoAmerica, Inc.	56	330
	Hickory Tech Corp.	39,345	360,400
	IDT Corp.	38,578	225,681
	IDT Corp. Class B	187,900	1,101,094
#	Iowa Telecommunications Services, Inc.	75,200	1,190,416
* #	LCC International, Inc. Class A	69,875	114,595
*	Metro One Telecommunications, Inc.	5,337	5,657
*	Nexstar Broadcasting Group, Inc.	25,227	186,680
* #	Nextwave Wireless, Inc.	10,400	56,056
*	Occam Networks, Inc.	5,766	33,443
*	PAETEC Holding Corp.	251,286	1,939,928
*	Point.360	12,424	21,742
*	Premiere Global Services, Inc.	196,637	2,778,481
*	Rural Cellular Corp. Class A	47,195	2,077,996
	Shenandoah Telecommunications Co.	600	8,934
*	Spark Networks, Inc.	13,900	65,608
	SureWest Communications	40,512	509,236
*	Syniverse Holdings, Inc.	128,822	2,183,533
* #	Terrestar Corp.	36,311	195,716
*	USA Mobility, Inc.	36,200	380,100
* #	Vonage Holdings Corp.	20,215	37,398
	Warwick Valley Telephone Co.	300	3,351
*	Xeta Corp.	16,417	69,116
Total Telecommunication Services			27,289,934

Utilities — (2.5%)
	ALLETE, Inc.	87,066	3,137,859
*	AMEN Properties, Inc.	1,975	14,615
	American States Water Co.	48,831	1,589,449

52

*	Aquila, Inc.	1,062,800	$3,464,728
	Artesian Resources Corp. Class A	6,222	117,471
	Avista Corp.	150,550	2,746,032
#	Black Hills Corp.	107,658	3,849,850
*	Cadiz, Inc.	11,235	167,626
	California Water Service Group	59,195	2,226,916
	Central Vermont Public Service Corp.	31,550	755,623
	CH Energy Group, Inc.	45,350	1,622,623
	Chesapeake Utilities Corp.	21,210	607,879
	Cleco Corp.	165,087	3,782,143
	Connecticut Water Services, Inc.	24,971	600,553
	Delta Natural Gas Co., Inc.	7,020	179,150
*	El Paso Electric Co.	131,500	2,690,490
	Empire District Electric Co.	86,800	1,780,268
	Energy West, Inc.	5,700	53,580
	EnergySouth, Inc.	22,804	1,157,531
* #	Environmental Power Corp.	29,836	147,091
	Florida Public Utilities Co.	6,033	72,094
#	Hawaiian Electric Industries, Inc.	147,100	3,303,866
#	IDACORP, Inc.	117,900	3,513,420
	ITC Holdings Corp.	82,728	4,409,402
	Laclede Group, Inc.	63,300	2,161,695
*	Maine & Maritimes Corp.	2,000	64,400
#	MGE Energy, Inc.	60,027	1,894,452
	Middlesex Water Co.	38,008	716,451
	New Jersey Resources Corp.	77,700	3,574,977
	Nicor, Inc.	42,160	1,437,656
	Northwest Natural Gas Co.	80,700	3,392,628
	NorthWestern Corp.	70,329	1,813,785
#	Ormat Technologies, Inc.	78,000	3,405,480
	Otter Tail Corp.	84,460	2,740,727
#	Piedmont Natural Gas Co.	92,500	2,275,500
	PNM Resources, Inc.	146,771	1,737,769
	Portland General Electric Co.	134,400	3,135,552
	RGC Resources, Inc.	3,464	96,126
#	SJW Corp.	51,850	1,566,907
	South Jersey Industries, Inc.	83,728	2,860,986
	Southern Union Co.	1	19
	Southwest Gas Corp.	116,500	2,981,235
#	Southwest Water Co.	71,467	783,993
	UIL Holdings Corp.	67,566	1,985,765
	Unisource Energy Corp.	99,085	2,343,360
	Unitil Corp.	7,010	187,868
	WGL Holdings, Inc.	136,772	4,265,919
	York Water Co.	4,569	70,363
Total Utilities			87,483,872

TOTAL COMMON STOCKS			2,736,135,730

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	48
●	CSF Holding, Inc. Litigation Rights	3,250	—
*	Del Global Technologies Corp. Warrants 03/28/08	971	971
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—

53

*	Federal-Mogul Corp. Warrants 12/27/14	4,373	$21,865
* ●	Imperial Credit Industries, Inc. Warrants 01/31/08	22	—
* ●	Mossimo, Inc. Contingent Rights	16,100	—
*	Security Bank Corp. Rights 03/10/08	32,512	1,829
* ●	Tengasco, Inc. Warrants 09/12/08	683	—
TOTAL RIGHTS/WARRANTS			24,713

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (1.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $46,305,000 FNMA 6.50%, 08/01/37, valued at $45,423,585) to be repurchased at $44,751,962	$44,741	44,741,000

SECURITIES LENDING COLLATERAL — (20.2%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $747,470,017 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 10/01/20 to 01/01/38, valued at $633,271,192) to be repurchased at $614,987,791	614,826	614,826,399
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $40,728,540 FNMA 5.000%, 01/01/19 & 10/01/20, valued at $27,412,333) to be repurchased at $26,518,688	26,512	26,511,729
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $86,361,096 FNMA 5.824%(r), 03/01/36 & 6.227%(r), 09/01/36, valued at $63,738,599) to be repurchased at $61,895,432	61,879	61,879,086

TOTAL SECURITIES LENDING COLLATERAL			703,217,214

TOTAL INVESTMENTS - (100.0%) (Cost $3,674,808,540) ##			$3,484,118,657

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$2,736,124,356
Level 2 – Other Significant Observable Inputs	747,994,301
Level 3 – Significant Unobservable Inputs	—
Total	$3,484,118,657

54

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (81.3%)
Consumer Discretionary — (11.0%)
*	1-800-FLOWERS.COM, Inc.	251,448	$2,021,642
*	4Kids Entertainment, Inc.	123,488	1,462,098
* #	99 Cents Only Stores	348,700	3,239,423
*	A.C. Moore Arts & Crafts, Inc.	199,406	1,708,909
*	Acme Communications, Inc.	145,810	428,681
	Acme United Corp.	31,807	429,713
*	AFC Enterprises, Inc.	171,110	1,291,880
*	Aftermarket Technology Corp.	216,255	4,054,781
	Aldila, Inc.	53,836	874,835
*	Alloy, Inc.	134,453	1,033,944
	Ambassadors Group, Inc.	40,970	735,002
#	Ambassadors International, Inc.	97,569	1,086,919
*	AMCON Distributing Co.	2,644	85,930
* #	AMDL, Inc.	44,305	135,130
*	American Biltrite, Inc.	57,750	418,687
* #	America’s Car-Mart, Inc.	105,056	1,145,110
#	Arctic Cat, Inc.	114,789	867,805
	Ark Restaurants Corp.	35,674	1,098,759
	Asbury Automotive Group, Inc.	322,198	4,517,216
*	Ashworth, Inc.	133,600	451,568
*	Audible, Inc.	239,519	2,742,493
*	Audiovox Corp. Class A	165,885	1,492,965
* #	Avatar Holdings, Inc.	80,366	3,462,167
*	Bakers Footwear Group, Inc.	60,195	127,613
*	Ballantyne of Omaha, Inc.	134,735	664,244
*	Barry (R.G.) Corp.	163,435	1,304,211
	Bassett Furniture Industries, Inc.	90,500	1,062,470
	Beasley Broadcast Group, Inc.	65,543	363,764
*	Benihana, Inc.	68,364	757,473
*	Benihana, Inc. Class A	82,390	882,397
	Big 5 Sporting Goods Corp.	127,259	1,177,146
* #	Big Dog Holdings, Inc.	22,012	233,767
*	Birks & Mayors, Inc.	13,946	69,172
* #	BJ’s Restaurants, Inc.	248,236	3,366,080
#	Blockbuster, Inc. Class A	747,928	2,273,701
*	Blockbuster, Inc. Class B	269,832	747,435
* #	Blue Nile, Inc.	16,851	744,140
*	Bluegreen Corp.	277,229	2,345,357
	Blyth, Inc.	236,700	4,693,761
#	Bon-Ton Stores, Inc.	132,972	760,600
	Books-A-Million, Inc.	171,700	1,423,393
	Bowl America, Inc. Class A	55,406	853,252
*	Broadview Institute, Inc.	15,800	37,130

1

	Brookfield Homes Corp.	2,900	$44,225
*	Buca, Inc.	180,840	74,144
* #	Buffalo Wild Wings, Inc.	156,089	3,616,582
* #	Build-A-Bear-Workshop, Inc.	103,900	1,207,318
*	Cache, Inc.	159,586	1,589,477
* #	California Coastal Communities, Inc.	107,476	549,202
* #	California Pizza Kitchen, Inc.	287,596	4,009,088
	Canterbury Park Holding Corp.	36,718	370,852
#	Carmike Cinemas, Inc.	126,443	914,183
*	Carriage Services, Inc.	168,400	1,330,360
* #	Casual Male Retail Group, Inc.	369,462	1,426,123
*	Catalina Lighting, Inc.	11,080	44,320
	Cato Corp. Class A	304,890	4,774,577
*	Cavalier Homes, Inc.	169,400	287,980
*	Cavco Industries, Inc.	56,747	1,869,246
	CBRL Group, Inc.	151,989	5,535,439
* #	CEC Entertainment, Inc.	128,411	3,445,267
* #	Champion Enterprises, Inc.	758,260	6,733,349
#	Charles and Colvard, Ltd.	164,798	210,941
*	Charlotte Russe Holding, Inc.	250,547	4,878,150
#	Cherokee, Inc.	89,099	3,016,001
	Christopher & Banks Corp.	230,438	2,488,730
*	Chromcraft Revington, Inc.	97,750	439,875
	Churchill Downs, Inc.	112,024	5,100,453
* #	Citi Trends, Inc.	135,311	1,963,363
	CKE Restaurants, Inc.	101,700	1,126,836
	Coachmen Industries, Inc.	117,100	518,753
	Coast Distribution System, Inc.	41,382	223,463
	Cobra Electronics Corp.	114,900	550,371
* #	Coinstar, Inc.	260,062	7,583,408
	Collectors Universe, Inc.	79,356	738,804
* #	Comstock Homebuilding Companies, Inc.	29,500	22,715
*	Concord Camera Corp.	49,560	216,578
* #	Congoleum Corp. Class A	33,700	842
* #	Conn’s, Inc.	235,758	3,005,914
* #	Cosi, Inc.	123,855	336,886
* #	Cost Plus, Inc.	148,999	521,496
	Courier Corp.	141,318	3,845,263
#	CPI Corp.	63,379	1,050,824
	Craftmade International, Inc.	61,350	584,665
* #	Crown Media Holdings, Inc.	493,733	2,735,281
* #	CSK Auto Corp.	296,305	2,687,486
	CSS Industries, Inc.	53,050	1,851,975
*	Culp, Inc.	152,480	1,113,104
*	Cumulus Media, Inc. Class A	138,366	761,013
*	Cybex International, Inc.	156,350	633,217
*	Cycle Country Accessories Corp.	60,200	117,992
*	Daily Journal Corp.	200	8,320
	Decorator Industries, Inc.	20,587	91,818
*	dELiA*s, Inc.	142,905	284,381
	Delta Apparel, Inc.	77,280	685,474
*	Design Within Reach, Inc.	119,594	288,222
*	DG Fastchannel, Inc.	171,899	3,470,641
*	Diedrich Coffee, Inc.	28,625	91,027
* #	Directed Electronics, Inc.	25,913	57,009

2

*	Dixie Group, Inc.	104,300	$918,883
* #	Dominion Homes, Inc.	64,900	39,589
	Domino’s Pizza, Inc.	32,200	426,650
*	Dorman Products, Inc.	150,675	1,582,087
#	Dover Downs Gaming & Entertainment, Inc.	154,879	1,412,496
	Dover Motorsports, Inc.	163,171	1,127,512
* #	Drew Industries, Inc.	215,100	5,799,096
*	drugstore.com, Inc.	855,582	2,395,630
*	Duckwall-ALCO Stores, Inc.	41,000	642,470
* #	E Com Ventures, Inc.	10,825	250,274
	Educational Development Corp.	26,815	150,700
*	Einstein Noah Restaurant Group, Inc.	27,386	422,018
*	ELXSI Corp.	7,100	13,135
*	EMAK Worldwide, Inc.	58,100	58,100
*	Emerson Radio Corp.	243,478	262,956
#	Emmis Communications Corp. Class A	303,222	897,537
* #	Enova Systems, Inc.	44,559	200,515
* #	Escala Group, Inc.	245,312	696,686
	Escalade, Inc.	57,321	521,621
#	Ethan Allen Interiors, Inc.	93,471	2,546,150
*	Famous Dave’s of America, Inc.	100,330	1,018,349
	Federal Screw Works	33,750	351,000
	Finish Line, Inc. Class A	296,529	839,177
*	Finlay Enterprises, Inc.	80,106	74,499
*	Flanigan’s Enterprises, Inc.	20,600	165,830
* #	Fleetwood Enterprises, Inc.	614,206	2,616,518
	Flexsteel Industries, Inc.	60,900	802,662
*	Foamex International, Inc.	30,369	94,448
	Footstar, Inc.	81,000	344,250
*	Fountain Powerboat Industries, Inc.	38,965	58,447
*	Franklin Covey Co.	189,294	1,461,350
*	Franklin Electronic Publishers, Inc.	81,300	178,047
*	Frederick’s of Hollywood Group	54,215	176,741
	Fred’s, Inc.	304,496	2,673,475
	Frisch’s Restaurants, Inc.	63,868	1,379,549
	FTD Group, Inc.	188,920	2,605,207
*	Fuel Systems Solutions, Inc.	149,650	1,547,381
*	Full House Resorts, Inc.	61,910	138,059
#	Furniture Brands International, Inc.	78,012	1,014,156
*	Gaiam, Inc.	3,551	75,565
*	GameTech International, Inc.	123,000	715,860
* #	Gaming Partners International Corp.	78,434	601,589
* #	Gander Mountain Co.	186,898	1,055,974
* #	Genesco, Inc.	147,400	4,414,630
* #	Gentek, Inc.	102,584	2,821,060
*	G-III Apparel Group, Ltd.	157,405	2,060,431
* #	Global Entertainment Corp.	585	690
*	Gottschalks, Inc.	130,400	299,920
	Gray Television, Inc.	352,972	2,047,238
	Gray Television, Inc. Class A	41,200	282,220
*	Great Wolf Resorts, Inc.	171,847	1,180,589
#	Group 1 Automotive, Inc.	95,700	2,344,650
*	GSI Commerce, Inc.	312,741	4,525,362
*	Hampshire Group, Ltd.	25,800	309,600
#	Handleman Co.	188,705	247,204

3

*	Harris Interactive, Inc.	559,304	$1,515,714
*	Hartmarx Corp.	323,000	807,500
*	Hastings Entertainment, Inc.	95,270	781,214
#	Haverty Furniture Co., Inc.	141,600	1,390,512
	Haverty Furniture Co., Inc. Class A	12,000	117,000
*	Hawk Corp.	80,416	1,503,779
*	Hayes Lemmerz International, Inc.	920,489	2,927,155
* #	Hibbett Sporting Goods, Inc.	205,898	3,253,188
*	Hollywood Media Corp.	332,328	883,992
* #	Home Solutions of America, Inc.	442,946	181,608
	Hooker Furniture Corp.	73,012	1,496,016
*	Hot Topic, Inc.	157,032	720,777
#	IHOP Corp.	71,400	3,268,692
	ILX Resorts, Inc.	26,797	151,403
*	Image Entertainment, Inc.	202,118	432,533
*	Infosonics Corp.	127,200	169,176
*	Insignia Systems, Inc.	51,150	122,248
	Interface, Inc. Class A	282,073	4,727,543
*	Interstate Hotels & Resorts, Inc.	265,650	1,320,280
* #	INVESTools, Inc.	463,467	5,362,313
* #	iRobot Corp.	172,821	3,166,081
* #	Isle of Capri Casinos, Inc.	294,889	2,668,745
	J. Alexander’s Corp.	104,550	809,217
	Jackson Hewitt Tax Service, Inc.	229,200	4,797,156
*	Jaclyn, Inc.	20,127	162,526
*	Jakks Pacific, Inc.	227,958	6,371,426
*	Jennifer Convertibles, Inc.	62,220	127,551
*	Jo-Ann Stores, Inc.	231,900	3,826,350
	Johnson Outdoors, Inc.	64,833	1,199,410
* #	Jos. A. Bank Clothiers, Inc.	176,578	4,022,447
	Journal Communications, Inc. Class A	26,135	180,070
#	Journal Register Co.	379,100	379,100
	Kenneth Cole Productions, Inc. Class A	119,600	1,778,452
	Kimball International, Inc. Class B	256,195	2,677,238
* #	Kirkland’s, Inc.	132,751	114,166
* #	Knology, Inc.	240,472	2,938,568
*	Kona Grill, Inc.	45,085	438,677
	Koss Corp.	83,900	1,631,855
* #	Krispy Kreme Doughnuts, Inc.	387,704	1,035,170
*	KSW, Inc.	59,720	381,611
	K-Swiss, Inc. Class A	170,279	2,470,748
	LaCrosse Footwear, Inc.	28,095	470,591
*	Lakeland Industries, Inc.	40,544	426,117
*	Lakes Entertainment, Inc.	176,333	1,036,838
#	Landry’s Restaurants, Inc.	34,900	618,777
*	Lazare Kaplan International, Inc.	68,200	682,000
#	La-Z-Boy, Inc.	475,991	4,012,604
*	Leapfrog Enterprises, Inc.	46,900	267,330
#	Lee Enterprises, Inc.	21,653	223,242
*	Lenox Group, Inc.	123,650	228,752
	Levitt Corp. Class A	73,100	146,200
#	Libbey, Inc.	140,891	2,190,855
	Liberty Homes, Inc. Class A	200	640
#	Lifetime Brands, Inc.	124,920	1,290,424
*	Lin TV Corp.	258,800	2,657,876

4

*	Lincoln Educational Services	123,921	$1,487,052
#	Lithia Motors, Inc. Class A	108,443	1,114,794
* #	Lodgenet Entertainment Corp.	212,244	1,975,992
*	Lodgian, Inc.	229,691	2,055,734
*	LOUD Technologies, Inc.	22,580	160,882
*	Luby’s, Inc.	247,150	2,261,422
#	M/I Homes, Inc.	100,700	1,660,543
*	Mace Security International, Inc.	136,938	239,641
* #	Magna Entertainment Corp.	15,700	12,403
*	Maidenform Brands, Inc.	225,200	2,785,724
#	Marine Products Corp.	322,455	2,360,371
* #	MarineMax, Inc.	171,676	2,108,181
* #	Martha Stewart Living Omnimedia, Inc.	28,300	199,232
*	Max & Erma’s Restaurants, Inc.	24,044	62,755
*	McCormick & Schmick’s Seafood Restaurants, Inc.	7,891	85,538
	McRae Industries, Inc. Class A	8,800	136,400
*	Meade Instruments Corp.	152,660	233,570
#	Media General, Inc. Class A	6,900	107,640
* #	Mediacom Communications Corp.	755,583	3,301,898
*	Merisel, Inc.	5	11
*	Midas, Inc.	147,200	2,227,136
	Modine Manufacturing Co.	96,001	1,198,092
	Monaco Coach Corp.	276,700	2,706,126
*	Monarch Casino & Resort, Inc.	186,899	3,106,261
	Monro Muffler Brake, Inc.	210,604	3,527,617
* #	Morgans Hotel Group	264,353	4,055,175
*	Morgan’s Foods, Inc.	500	3,275
*	Morton’s Restaurant Group, Inc.	40,086	310,666
*	Mothers Work, Inc.	31,019	622,241
*	Motorcar Parts of America, Inc.	24,500	189,630
	Movado Group, Inc.	192,300	3,703,698
* #	MTR Gaming Group, Inc.	269,508	1,520,025
* #	Multimedia Games, Inc.	266,909	1,868,363
*	Nathan’s Famous, Inc.	57,075	907,492
*	National Lampoon, Inc.	27,520	53,664
	National Presto Industries, Inc.	6,335	331,954
*	Nature Vision, Inc.	500	1,040
#	Nautilus Group, Inc.	308,710	1,293,495
* #	Navarre Corp.	246,157	406,159
*	Nevada Gold & Casinos, Inc.	117,950	173,386
	New Frontier Media, Inc.	237,806	1,200,920
*	New Motion, Inc.	96,610	492,711
*	Nitches, Inc.	33,639	56,514
*	Nobel Learning Communities, Inc.	66,157	864,010
	Nobility Homes, Inc.	43,800	727,080
	Noble International, Ltd.	165,366	1,804,143
*	NTN Communications, Inc.	354,291	198,403
	Ohio Art Co.	3,600	28,800
*	Orange 21, Inc.	12,023	52,060
#	Orleans Homebuilders, Inc.	169,600	849,696
	O’Charleys, Inc.	221,831	2,504,472
* #	Outdoor Channel Holdings, Inc.	233,849	1,718,790
* #	Overstock.com, Inc.	210,331	2,155,893
	Oxford Industries, Inc.	141,900	2,999,766
*	P & F Industries, Inc. Class A	4,983	34,756

5

*	P.F. Chang’s China Bistro, Inc.	58,173	$1,659,676
*	Pacific Sunwear of California, Inc.	144,094	1,608,089
* #	Palm Harbor Homes, Inc.	206,034	1,038,411
* #	Papa John’s International, Inc.	217,257	5,681,271
* #	PC Mall, Inc.	121,582	973,872
*	Perry Ellis International, Inc.	119,400	2,339,046
* #	PetMed Express, Inc.	237,313	2,717,234
*	Phoenix Footwear Group, Inc.	62,100	113,643
#	Pier 1 Imports, Inc.	759,929	3,982,028
* #	Playboy Enterprises, Inc. Class A	6,124	50,645
* #	Playboy Enterprises, Inc. Class B	277,942	2,240,213
* #	PokerTek, Inc.	36,300	179,685
*	Pomeroy IT Solutions, Inc.	114,040	749,243
* #	Premier Exhibitions, Inc.	250,935	1,199,469
#	Pre-Paid Legal Services, Inc.	139,400	6,642,410
#	PRIMEDIA, Inc.	295,561	2,281,731
* #	Princeton Review, Inc.	275,609	2,287,555
* #	Progressive Gaming International Corp.	348,423	895,447
*	Proliance International, Inc.	92,420	256,928
*	QEP Co., Inc.	33,487	309,085
* #	Quaker Fabric Corp.	147,950	2,811
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	321,708
*	Radio One, Inc. Class D	253,017	318,801
* #	Rainmaker Systems, Inc.	138,932	398,735
*	RC2 Corp.	194,880	3,615,024
	RCN Corp.	106,839	1,185,913
*	Reading International, Inc. Class A	149,987	1,426,376
*	Reading International, Inc. Class B	10,140	101,400
*	Red Lion Hotels Corp.	168,696	1,351,255
* #	Red Robin Gourmet Burgers, Inc.	156,691	5,222,511
* #	RedEnvelope, Inc.	85,748	145,772
*	Regent Communications, Inc.	482,407	438,990
*	Rentrak Corp.	104,800	1,163,280
*	Restoration Hardware, Inc.	358,683	1,553,097
*	Retail Ventures, Inc.	414,056	2,786,597
*	Rex Stores Corp.	141,475	2,627,191
*	Riviera Holdings Corp.	66,300	1,512,303
* #	Rockford Corp.	80,475	107,836
* #	Rocky Brands, Inc.	50,100	284,067
*	Rubio’s Restaurants, Inc.	95,838	630,614
	Russ Berrie & Co., Inc.	184,100	2,404,346
* #	Ruth’s Chris Steak House, Inc.	156,041	1,090,727
*	S&K Famous Brands, Inc.	24,600	160,515
*	Saga Communications, Inc. Class A	144,761	842,509
	Salem Communications Corp.	170,251	561,828
*	Schieb (Earl), Inc.	71,500	232,375
* #	Sharper Image Corp.	113,474	24,964
	Shiloh Industries, Inc.	145,400	1,355,128
*	Shoe Carnival, Inc.	105,320	1,427,086
* #	Shuffle Master, Inc.	239,588	1,974,205
*	Silverleaf Resorts, Inc.	30,700	101,924
	Sinclair Broadcast Group, Inc. Class A	11,174	103,136
* #	Six Flags, Inc.	450,500	887,485
	Skyline Corp.	74,794	2,109,191
* #	Smith & Wesson Holding Corp.	377,134	1,930,926

6

	Sonesta International Hotels Corp. Class A	5,094	$149,611
* #	Source Interlink Companies, Inc.	470,569	795,262
* #	Spanish Broadcasting System, Inc.	368,786	553,179
*	SPAR Group, Inc.	191	243
	Spartan Motors, Inc.	313,585	2,549,446
*	Sport Chalet, Inc. Class A	107,975	480,489
*	Sport Chalet, Inc. Class B	15,525	66,757
	Sport Supply Group, Inc.	94,800	1,076,928
*	Sport-Haley, Inc.	32,100	74,151
	Stage Stores, Inc.	354,974	4,493,971
*	Stamps.com, Inc.	204,998	1,814,232
	Standard Motor Products, Inc.	172,400	1,277,484
	Stanley Furniture, Inc.	32,000	421,120
	Star Buffet, Inc.	16,400	89,380
#	Stein Mart, Inc.	342,095	2,021,781
*	Steinway Musical Instruments, Inc.	79,000	1,952,090
*	Steven Madden, Ltd.	191,350	3,222,334
	Stewart Enterprises, Inc.	472,798	2,822,604
*	Stoneridge, Inc.	196,900	2,122,582
	Strattec Security Corp.	40,900	1,528,024
	Sturm Ruger & Co., Inc.	244,900	1,934,710
* #	Sun-Times Media Group, Inc. Class A	600,400	528,352
#	Superior Industries International, Inc.	250,100	4,341,736
	Superior Uniform Group, Inc.	86,600	857,340
	Syms Corp.	143,200	1,926,040
* #	Syntax-Brillian Corp.	615,653	437,421
#	Systemax, Inc.	351,300	3,804,579
*	Talon International, Inc.	61,300	21,455
	Tandy Brand Accessories, Inc.	60,077	365,268
*	Tandy Leather Factory, Inc.	101,294	278,558
*	Tarragon Corp.	13,800	24,150
*	Tarrant Apparel Group	232,085	185,668
* #	Texas Roadhouse, Inc.	176,092	1,637,656
*	The Hallwood Group, Inc.	4,162	272,694
	The Marcus Corp.	204,760	3,263,874
	The Pep Boys - Manny, Moe & Jack	61,800	706,992
*	The Sports Club Co., Inc.	142,200	188,415
* #	The Steak n Shake Co.	268,600	2,240,124
* #	TiVo, Inc.	939,095	8,151,345
*	Trans World Entertainment Corp.	218,126	870,323
*	Triple Crown Media, Inc.	51,065	201,707
* #	True Religion Apparel, Inc.	215,705	4,406,853
* #	Trump Entertainment Resorts, Inc.	96,651	388,537
#	Tuesday Morning Corp.	219,349	1,182,291
*	Tween Brands, Inc.	80,100	2,370,960
*	Unifi, Inc.	496,400	1,409,776
	Unifirst Corp.	139,982	5,407,505
*	Universal Electronics, Inc.	139,890	3,175,503
* #	Universal Technical Institute, Inc.	276,017	3,450,212
*	Valassis Communications, Inc.	392,700	4,406,094
	Value Line, Inc.	58,011	2,461,987
* #	ValueVision Media, Inc. Class A	366,543	1,928,016
*	Varsity Group, Inc.	111,622	22,213
* #	VCG Holding Corp.	151,800	1,601,490
	Virco Manufacturing Corp.	155,131	921,478

7

*	Voyager Learning Co.	27,100	$189,700
*	Waxman Industries, Inc.	975	6,927
* #	WCI Communities, Inc.	300,400	1,168,556
*	Wells-Gardner Electronics Corp.	90,613	135,919
*	West Marine, Inc.	180,202	1,454,230
	Westwood One, Inc.	516,600	914,382
*	Wet Seal, Inc. Class A	691,614	1,978,016
	Weyco Group, Inc.	20,071	542,519
*	Williams Controls, Inc.	16,592	252,696
*	Wilsons The Leather Experts, Inc.	346,520	232,168
* #	Winmark Corp.	53,798	1,075,422
#	Winnebago Industries, Inc.	183,486	3,682,564
* #	WisdomTree Investments, Inc.	6,700	19,765
* #	WorldSpace, Inc. Class A	18,300	20,496
* #	Xanadoo Co.	566	219,325
#	Xerium Technologies, Inc.	80,982	405,720
*	Young Broadcasting, Inc. Class A	196,237	155,027
Total Consumer Discretionary			546,429,092

Consumer Staples — (3.2%)
	Alico, Inc.	69,000	2,818,650
*	Alliance One International, Inc.	877,124	4,297,908
#	American Italian Pasta Co.	166,700	833,500
#	Andersons, Inc.	176,200	8,151,012
	Arden Group, Inc. Class A	3,861	513,590
*	Atlantic Premium Brands, Ltd.	23,300	30,872
*	Boston Beer Co., Inc. Class A	131,700	4,696,422
*	Bridgford Foods Corp.	91,667	564,669
*	Cagle’s, Inc. Class A	94,800	765,984
	Calavo Growers, Inc.	95,856	1,837,560
#	Cal-Maine Foods, Inc.	208,919	7,207,705
* #	Caribou Coffee Co.	10,142	26,369
	CCA Industries, Inc.	56,230	522,939
#	Chiquita Brands International, Inc.	414,500	8,484,815
	Coca-Cola Bottling Co. Consolidated	43,908	2,401,329
	Coffee Holding Co, Inc.	300	1,305
*	Cuisine Solutions, Inc.	130,816	497,101
*	Darling International, Inc.	785,925	10,924,357
	Diamond Foods, Inc.	111,745	1,832,618
*	Elizabeth Arden, Inc.	277,862	5,062,646
	Farmer Brothers Co.	41,930	936,297
	Glacier Water Services, Inc.	24,500	1,249,500
	Golden Enterprises, Inc.	73,493	197,696
* #	Green Mountain Coffee, Inc.	229,200	6,992,892
	Griffin Land & Nurseries, Inc. Class A	24,000	879,600
*	IGI, Inc.	15,100	26,425
#	Imperial Sugar Co.	92,680	1,779,456
	Ingles Market, Inc. Class A	113,498	2,725,087
*	Integrated Biopharma, Inc.	116,875	363,481
	Inter Parfums, Inc.	200,313	3,253,083
	J & J Snack Foods Corp.	181,697	4,478,831
*	Katy Industries, Inc.	76,100	144,590
	Lance, Inc.	302,509	5,067,026
* #	Lifeway Foods, Inc.	133,457	1,393,291
#	Mannatech, Inc.	253,670	1,973,553

8

* #	Maui Land & Pineapple Co., Inc.	73,210	$1,915,174
* #	Medifast, Inc.	123,000	516,600
#	MGP Ingredients, Inc.	152,173	976,951
*	Monterey Pasta Co.	162,493	446,856
#	Nash Finch Co.	126,284	4,428,780
#	National Beverage Corp.	450,402	3,296,943
*	Natural Alternatives International, Inc.	61,798	562,980
* #	Natural Health Trends Corp.	59,195	58,011
#	Nature’s Sunshine Products, Inc.	153,100	1,377,900
	Oil-Dri Corp. of America	70,375	1,361,756
*	Omega Protein Corp.	145,547	1,542,798
*	Orchids Paper Products Co.	1,200	9,252
*	Pantry, Inc.	8,800	211,728
*	Parlux Fragrances, Inc.	181,000	611,780
* #	Peet’s Coffee & Tea, Inc.	135,649	3,175,543
*	Pizza Inn, Inc.	39,700	105,999
*	Prestige Brands Holdings, Inc.	233,775	1,802,405
	PriceSmart, Inc.	271,921	6,596,803
*	Pyramid Breweries, Inc.	82,298	178,587
#	Reddy Ice Holdings, Inc.	60,800	1,433,056
*	Redhook Ale Brewery, Inc.	72,600	376,794
#	Reliv International, Inc.	160,559	1,075,745
	Rocky Mountain Chocolate Factory, Inc.	79,954	1,014,616
#	Sanderson Farms, Inc.	197,109	6,871,220
*	Sanfilippo (John B.) & Son, Inc.	75,747	706,720
*	Scheid Vineyards, Inc.	2,900	94,540
	Schiff Nutrition International, Inc.	83,928	509,443
	Scope Industries	16,650	1,398,600
*	Seneca Foods Corp. Class A	2,950	59,118
*	Seneca Foods Corp. Class B	7,111	151,464
	Spartan Stores, Inc.	211,866	4,466,135
* #	Spectrum Brands, Inc.	482,600	1,814,576
* #	Star Scientific, Inc.	716,798	1,333,244
	Stephan Co.	33,500	100,500
	Tasty Baking Co.	80,500	551,425
*	Tofutti Brands, Inc.	52,277	141,148
*	TreeHouse Foods, Inc.	79,500	1,762,515
	United-Guardian, Inc.	39,320	403,030
* #	USANA Health Services, Inc.	174,170	5,430,621
*	Vermont Pure Holdings, Ltd.	20,600	32,754
	Village Super Market, Inc.	18,560	820,352
*	Vita Food Products, Inc.	100	39
	WD-40 Co.	165,858	5,154,867
* #	Winn-Dixie Stores, Inc.	6,000	98,100
*	Zapata Corp.	119,982	845,873
Total Consumer Staples			158,755,500

Energy — (4.1%)
* #	Abraxas Petroleum Corp.	486,100	1,822,875
	Adams Resources & Energy, Inc.	68,250	1,689,187
* #	Allis-Chalmers Energy, Inc.	335,700	4,236,534
* #	American Oil & Gas, Inc.	381,607	1,831,714
* #	Arena Resources, Inc.	140,072	5,670,115
	Barnwell Industries, Inc.	74,626	809,692
*	Basic Energy Services, Inc.	265,600	5,620,096

9

*	Bolt Technology Corp.	83,130	$1,445,631
*	Boots & Coots International Well Control, Inc.	567,362	851,043
* #	BPZ Resources, Inc.	132,942	2,096,495
*	Brigham Exploration Co.	411,871	3,216,713
*	Bronco Drilling Co., Inc.	144,216	2,280,055
*	Cal Dive International, Inc.	4,036	42,055
*	Callon Petroleum Co.	195,500	3,605,020
	CARBO Ceramics, Inc.	8,900	328,766
*	Carrizo Oil & Gas, Inc.	368	21,252
*	Catalytica Energy Systems, Inc.	8,358	48,560
	CKX Lands, Inc.	5,967	71,007
*	Clayton Williams Energy, Inc.	111,180	4,208,163
* #	Contango Oil & Gas Co.	61,869	3,978,177
*	Credo Petroleum Corp.	2,300	24,265
*	Dawson Geophysical Co.	75,050	4,943,543
* #	Dune Energy, Inc.	372,110	658,635
* #	Edge Petroleum Corp.	215,974	1,036,675
* #	Endeavour International Corp.	781,460	1,015,898
*	Energy Partners, Ltd.	120,212	1,293,481
*	Evolution Petroleum Corp.	25,960	119,416
* #	FX Energy, Inc.	352,192	1,651,780
* #	Gasco Energy, Inc.	757,800	1,970,280
* #	Goodrich Petroleum Corp.	223,100	5,383,403
	Gulf Island Fabrication, Inc.	138,349	4,035,640
* #	Gulfport Energy Corp.	330,742	4,775,914
*	Harvest Natural Resources, Inc.	487,800	5,980,428
*	HKN, Inc.	10,301	89,516
*	Houston American Energy Corp.	266,977	1,139,992
*	Infinity, Inc.	136,487	60,054
* #	James River Coal Co.	76,131	1,288,898
	Lufkin Industries, Inc.	106,979	6,114,920
*	Matrix Service Co.	252,394	5,133,694
* #	McMoran Exploration Co.	265,100	4,453,680
*	Meridian Resource Corp.	810,972	1,257,007
*	Mexco Energy Corp.	1,400	5,726
*	Mitcham Industries, Inc.	94,300	1,664,395
*	NATCO Group, Inc. Class A	170,198	8,109,935
* #	National Coal Corp.	145,689	761,953
*	Natural Gas Services Group	103,600	2,320,640
*	Newpark Resources, Inc.	880,469	3,900,478
* #	Ngas Resources, Inc.	53,365	326,060
* #	OMNI Energy Services Corp.	171,145	698,272
* #	Pacific Ethanol, Inc.	394,786	1,958,139
	Panhandle Royalty Co.	48,012	1,465,806
*	Parallel Petroleum Corp.	346,786	6,408,605
*	Parker Drilling Co.	469,700	3,114,111
*	Petroleum Development Corp.	144,778	10,099,713
*	PetroQuest Energy, Inc.	458,562	7,226,937
*	PHI, Inc. (69336T106)	2,314	73,620
*	PHI, Inc. (69336T205)	114,859	3,475,633
*	Pioneer Drilling Co.	378,705	5,078,434
* #	PowerSecure International, Inc.	151,500	2,016,465
*	Pyramid	4,576	15,009
*	Quest Resource Corp.	142,239	1,009,897
* #	Rentech, Inc.	1,286,825	1,621,399

10

*	Royale Energy, Inc.	52,230	$181,238
* #	SulphCo, Inc.	647,100	2,724,291
*	Superior Well Services, Inc.	167,894	4,340,060
* #	Syntroleum Corp.	492,496	344,747
*	T-3 Energy Services, Inc.	76,295	3,766,684
* #	Teton Energy Corp.	148,193	718,736
*	TGC Industries, Inc.	157,111	1,250,604
* #	Toreador Resources Corp.	158,909	1,490,566
* #	Transmeridian Exploration, Inc.	831,700	1,039,625
* #	Trico Marine Services, Inc.	145,226	5,739,332
* #	Tri-Valley Corp.	225,222	1,430,160
* #	TXCO Resources, Inc.	326,057	4,538,713
*	Union Drilling, Inc.	141,054	2,823,901
* #	Uranium Resources, Inc.	161,892	1,534,736
* #	VAALCO Energy, Inc.	534,600	2,384,316
* #	Verenium Corp.	476,046	1,423,378
* #	Warren Resources, Inc.	477,074	6,383,250
* #	Westmoreland Coal Co.	86,167	1,376,949
*	Westside Energy Corp.	185,798	544,388
	World Fuel Services Corp.	51,719	1,617,770
Total Energy			203,304,940

Financials — (12.6%)
*	1st Constitution Bancorp	8,410	114,376
	1st Independence Financial Group, Inc.	6,285	100,874
	1st Source Corp.	204,017	3,562,137
#	21st Century Holding Co.	74,434	972,108
	Abigail Adams National Bancorp, Inc.	12,062	125,083
	Abington Bancorp, Inc.	7,851	78,746
	Access National Corp.	40,641	310,497
	Advance America Cash Advance Centers, Inc.	7,000	52,010
	Advanta Corp. Class A	4,178	29,664
	Affirmative Insurance Holdings, Inc.	41,508	370,251
	Alliance Bancorp, Inc. of Pennsylvania	2,120	18,889
	Alliance Financial Corp.	10,008	254,203
*	Alphatec Holdings, Inc.	16,222	93,763
*	AmComp, Inc.	11,764	144,109
	Amcore Financial, Inc.	234,932	4,562,379
	Ameriana Bancorp	20,650	181,100
	American Bancorp of New Jersey, Inc.	78,536	843,477
	American Equity Investment Life Holding Co.	509,800	4,868,590
*	American Independence Corp.	18,018	144,144
	American National Bankshares, Inc.	8,902	197,446
	American Physicians Capital, Inc.	98,047	4,326,814
	American Physicians Services Group, Inc.	36,700	693,630
	American River Bankshares	57,206	972,502
*	American Spectrum Realty, Inc.	1,393	35,870
	American West Bancorporation	138,113	1,219,538
	Ameris Bancorp	121,250	1,724,175
* #	Amerisafe, Inc.	129,699	1,705,542
*	AmeriServe Financial, Inc.	189,054	548,257
#	Anchor Bancorp Wisconsin, Inc.	216,528	4,098,875
	Arrow Financial Corp.	105,400	2,194,428
	ASB Financial Corp.	4,400	67,650
#	Asset Acceptance Capital Corp.	288,037	2,808,361

11

#	ASTA Funding, Inc.	136,969	$2,216,158
*	Atlantic American Corp.	159,332	246,965
	Atlantic Coast Federal Corp.	55,512	549,569
*	Auburn National Bancorporation, Inc.	2,840	65,036
*	B of I Holding, Inc.	100	615
	Baldwin & Lyons, Inc. Class A	630	14,953
	Baldwin & Lyons, Inc. Class B	84,185	2,050,747
	BancFirst Corp.	152,633	6,430,428
*	Bancinsurance Corp.	39,480	203,519
	Bancorp Rhode Island, Inc.	21,444	749,897
#	BancTrust Financial Group, Inc.	2,242	24,640
	Bank of Commerce Holdings	24,987	212,389
*	Bank of Florida Corp.	83,250	779,220
	Bank of Granite Corp.	144,524	1,725,617
	Bank of the Ozarks, Inc.	158,935	3,758,813
	BankFinancial Corp.	212,776	3,025,675
	Banner Corp.	127,956	2,771,527
	Bar Harbor Bankshares	8,737	271,721
	BCB Bancorp, Inc.	4,358	65,697
*	Beach First National Bancshares, Inc.	44,647	613,896
	Benjamin Franklin Bancorp, Inc.	700	9,849
	Berkshire Bancorp, Inc.	3,505	53,662
	Berkshire Hills Bancorp, Inc.	83,135	1,883,008
	Beverly Hills Bancorp, Inc.	193,155	956,117
	Beverly National Corp.	900	17,460
*	BFC Financial Corp.	166,730	208,412
*	BNCCORP., Inc.	12,585	163,605
*	BNS Holding, Inc.	26,480	370,720
#	Boston Private Financial Holdings, Inc.	36,394	501,145
*	Bridge Capital Holdings	24,959	531,876
*	Broadpoint Securities Group, Inc.	110,420	176,672
	Brooke Corp.	90,649	544,800
	Brookline Bancorp, Inc.	459,669	4,417,419
	Brooklyn Federal Bancorp, Inc.	3,772	49,149
*	Brunswick Bancorp	120	1,144
	Bryn Mawr Bank Corp.	36,539	716,164
#	C&F Financial Corp.	10,326	309,677
* #	CabelTel International Corp.	3,430	5,985
	Cadence Financial Corp.	15,516	237,860
	California First National Bancorp	80,050	840,525
	Camco Financial Corp.	25,447	279,408
	Camden National Corp.	65,556	2,080,092
	Capital Bank Corp.	8,443	84,768
#	Capital City Bank Group, Inc.	133,273	3,586,376
	Capital Corp. of the West	97,918	1,346,372
	Capital Properties, Inc.	1,008	19,858
#	Capital Southwest Corp.	4,918	541,275
#	Capitol Bancorp, Ltd.	154,490	2,876,604
	Cardinal Financial Corp.	223,885	1,779,886
	Carrollton Bancorp	1,250	16,250
	Carver Bancorp, Inc.	6,994	100,714
	Cascade Financial Corp.	19,997	253,162
	Cash America International, Inc.	37,100	1,200,556
* #	Cash Systems, Inc.	168,056	675,585
* #	Centennial Bank Holdings, Inc.	219,159	1,299,613

12

#	Center Bancorp, Inc.	127,896	$1,426,040
	Center Financial Corp.	150,354	1,462,944
#	Centerstate Banks of Florida, Inc.	18,801	251,933
	Central Bancorp, Inc.	10,000	192,600
	Central Virginia Bankshares, Inc.	5,919	108,022
	Centrue Financial Corp.	11,971	229,963
	Century Bancorp, Inc. Class A	10,148	208,034
	CFS Bancorp, Inc.	101,673	1,455,957
	Charter Financial Corp.	750	24,375
#	Chemical Financial Corp.	235,414	5,230,899
*	Chicopee Bancorp, Inc.	700	9,219
	Citizens Community Bancorp, Inc.	100	895
	Citizens First Bancorp, Inc.	79,838	1,006,757
	Citizens First Corp.	1,300	12,831
	Citizens Holding Co.	1,212	23,028
	Citizens South Banking Corp.	48,838	497,659
* #	Citizens, Inc.	388,983	2,197,754
	City Holding Co.	174,419	6,495,364
*	Clayton Holdings, Inc.	37,900	164,107
*	CNA Surety Corp.	334,342	4,717,566
#	CNB Financial Corp.	15,405	209,508
#	CoBiz Financial, Inc.	191,894	2,358,377
	Codorus Valley Bancorp, Inc.	7,728	127,898
*	Colonial Bankshares, Inc.	2,830	27,734
#	Colony Bankcorp, Inc.	33,858	440,154
	Columbia Banking System, Inc.	159,361	3,679,645
	Comm Bancorp, Inc.	2,876	125,394
*	Command Security Corp.	600	2,490
	Commercial National Financial Corp.	3,800	64,790
	Commonwealth Bankshares, Inc.	13,452	242,001
* #	Community Bancorp	33,980	417,954
	Community Bank System, Inc.	282,197	6,236,554
	Community Bankshares, Inc.	6,030	75,978
	Community Capital Corp.	3,042	46,999
	Community Trust Bancorp, Inc.	150,480	4,070,484
	Community West Bancshares	26,455	234,524
	Compass Diversified Holdings	39,243	533,705
#	Consolidated-Tokoma Land Co.	51,100	2,631,650
* #	Consumer Portfolio Services, Inc.	208,967	656,156
	Cooperative Bankshares, Inc.	24,250	272,812
*	Core-Mark Holding Co., Inc.	28,128	747,361
#	Corus Bankshares, Inc.	76,837	793,726
*	Cowen Group, Inc.	99,876	749,070
*	Cowlitz Bancorporation	8,003	70,106
	Crawford & Co. Class A	107,389	402,709
	Crawford & Co. Class B	138,512	570,669
#	CVB Financial Corp.	186,253	1,711,665
*	Dearborn Bancorp, Inc.	21,086	147,391
#	Delta Financial Corp.	219,200	12,056
	Dime Community Bancshares	346,112	5,267,825
*	Dollar Financial Corp.	219,451	4,931,064
	Donegal Group, Inc. Class A	180,377	2,943,753
	Donegal Group, Inc. Class B	34,026	631,182
	Eastern Insurance Holdings, Inc.	8,570	140,205
	Eastern Virginia Bankshares, Inc.	3,991	69,723

13

	ECB Bancorp, Inc.	2,822	$74,783
	EMC Insurance Group, Inc.	133,763	2,958,838
* #	Encore Capital Group, Inc.	207,755	1,533,232
* #	Enstar Group, Ltd.	2,522	247,131
	Enterprise Bancorp, Inc.	519	6,643
#	Enterprise Financial Services Corp.	82,695	1,654,727
#	Epoch Holding Corp.	75,975	851,680
	ESB Financial Corp.	97,688	1,006,186
	Evans Bancorp, Inc.	4,630	76,395
*	Exlservice Holdings, Inc.	94,267	2,010,715
*	EZCORP, Inc. Class A	275,700	3,233,961
#	F.N.B. Corp.	151,431	2,076,119
	Farmers Capital Bank Corp.	800	20,240
	Federal Agriculture Mortgage Corp. Class A	2,900	51,968
	Federal Agriculture Mortgage Corp. Class C	86,200	2,072,248
#	Federal Trust Corp.	5,930	12,453
	Fidelity Bancorp, Inc.	3,316	50,801
	Fidelity Southern Corp.	82,500	655,875
	Financial Federal Corp.	272,250	5,866,987
*	Financial Industries Corp.	9,148	61,749
	Financial Institutions, Inc.	45,708	846,055
*	First Acceptance Corp.	437,902	1,427,561
#	First Bancorp	142,162	2,517,689
	First Bancorp of Indiana, Inc.	900	10,710
*	First Bancshares, Inc.	891	14,523
*	First Bancshares, Inc.	360	7,486
*	First Bank of Delaware	50,014	133,787
#	First Busey Corp.	241,633	4,520,953
	First Business Financial Services, Inc.	1,159	20,282
*	First California Financial Group, Inc.	2,842	23,873
*	First Cash Financial Services, Inc.	318,654	2,979,415
#	First Charter Corp.	330,970	8,012,784
#	First Commonwealth Financial Corp.	283,400	2,998,372
	First Community Bancshares, Inc.	109,410	3,462,826
	First Defiance Financial Corp.	68,992	1,355,003
	First Federal Bancshares of Arkansas, Inc.	46,800	702,000
	First Federal Bankshares, Inc.	1,350	19,453
	First Federal of Northern Michigan Bancorp, Inc.	2,300	16,583
	First Financial Bancorp	375,426	4,351,187
#	First Financial Bankshares, Inc.	145,421	5,507,093
#	First Financial Corp.	122,845	3,224,681
	First Financial Holdings, Inc.	122,500	2,781,975
	First Financial Service Corp.	13,950	322,942
	First Franklin Corp.	2,153	19,700
*	First Investors Financial Services Group, Inc.	43,200	236,520
*	First Keystone Financial, Inc.	16,800	225,624
	First M&F Corp.	15,289	232,546
*	First Mariner Bancorp, Inc.	23,940	150,583
	First Merchants Corp.	167,116	4,513,803
* #	First National Bancshares, Inc.	2,956	34,733
	First National Lincoln Corp.	13,148	190,646
	First Niagara Financial Group, Inc.	12,153	138,788
	First PacTrust Bancorp, Inc.	18,657	316,236
	First Place Financial Corp.	158,911	1,948,249
*	First Regional Bancorp	116,649	1,867,550

14

	First Security Group, Inc.	17,611	$159,732
#	First South Bancorp, Inc.	59,911	1,179,048
	First State Bancorporation	179,336	2,130,512
	First State Financial Corp.	13,485	104,037
	First United Corp.	22,753	441,408
	First West Virginia Bancorp, Inc.	1,000	17,650
	Firstbank Corp.	32,527	440,416
*	FirstCity Financial Corp.	106,795	940,864
#	Flagstar Bancorp, Inc.	298,800	2,139,408
	Flushing Financial Corp.	201,469	3,283,945
	FNB United Corp.	19,043	220,899
*	FPIC Insurance Group, Inc.	93,997	4,104,849
* #	Franklin Bank Corp.	155,974	598,940
* #	Franklin Credit Management Corp.	18,500	15,725
#	Frontier Financial Corp.	110,171	1,650,362
	Gateway Financial Holdings, Inc.	103,567	1,185,842
#	GB&T Bancshares, Inc.	128,167	1,140,686
	German American Bancorp, Inc.	35,365	445,245
	Glacier Bancorp, Inc.	25,411	436,815
*	Golfsmith International Holdings, Inc.	1,000	3,000
	Gouverneur Bancorp, Inc.	900	8,325
	Great Pee Dee Bancorp, Inc.	1,585	31,240
	Great Southern Bancorp, Inc.	135,067	2,424,453
*	Greater Atlantic Financial Corp.	200	1,020
	Greater Community Bancorp	9,278	142,046
	Greene Bancshares, Inc.	98,331	1,791,591
	Grubb & Ellis Co.	252,149	1,671,748
	GS Financial Corp.	8,006	132,659
	Guaranty Federal Bancshares, Inc.	25,414	679,824
	Habersham Bancorp	740	10,915
*	Hallmark Financial Services, Inc.	82,620	973,264
	Hanmi Financial Corp.	92,906	708,873
	Harleysville Group, Inc.	32	1,075
#	Harleysville National Corp.	264,106	3,509,969
	Harleysville Savings Financial Corp.	3,362	47,034
	Harrington West Financial Group, Inc.	9,629	100,334
	Hawthorn Bancshares, Inc.	1,759	47,933
#	Heartland Financial USA, Inc.	39,563	703,430
#	Hercules Technology Growth Capital, Inc.	240,892	2,864,206
	Heritage Commerce Corp.	114,368	1,884,785
	Heritage Financial Corp.	87,885	1,721,667
	Heritage Financial Group	300	3,678
	HF Financial Corp.	33,192	549,328
	Hingham Institution for Savings	7,370	216,309
	HMN Financial, Inc.	37,046	895,772
#	Home Bancshares, Inc.	39,970	798,601
	Home Federal Bancorp, Inc. (436926109)	37,400	865,810
	Home Federal Bancorp, Inc. (43710G105)	1,790	20,316
	HopFed Bancorp, Inc.	4,655	65,682
	Horace Mann Educators Corp.	23,400	406,692
	Horizon Bancorp	2,182	50,186
	Horizon Financial Corp.	117,723	1,506,854
* #	HouseValues, Inc.	500	1,305
	IBERIABANK Corp.	108,162	4,809,964
	IBT Bancorp, Inc.	6,052	170,666

15

	Imperial Capital Bancorp, Inc.	51,800	$1,158,248
#	Independence Holding Co.	41,288	454,168
	Independent Bank Corp. (MA)	140,701	3,724,355
	Independent Bank Corp. (MI)	214,800	2,096,448
	Infinity Property & Casualty Corp.	159,371	6,401,933
	Integra Bank Corp.	161,455	2,294,276
	Intervest Bancshares Corp.	70,600	938,980
	Investors Title Co.	20,202	967,878
	Irwin Financial Corp.	280,400	2,105,804
	Jefferson Bancshares, Inc.	4,542	48,690
* #	Jesup & Lamont, Inc.	2,025	1,316
#	Kearny Financial Corp.	32,060	343,042
*	Kennedy-Wilson, Inc.	76,600	2,995,060
*	Kent Financial Services, Inc.	49,712	95,944
	Kentucky First Federal Bancorp	11,972	121,216
#	K-Fed Bancorp	21,182	219,446
*	LaBranche & Co., Inc.	166,500	772,560
#	Lakeland Bancorp, Inc.	101,006	1,125,207
	Lakeland Financial Corp.	85,808	1,750,483
	Landmark Bancorp, Inc.	9,792	237,750
	Leesport Financial Corp.	6,527	115,854
	Legacy Bancorp, Inc.	33,125	470,044
#	Life Partners Holdings, Inc.	69,663	1,048,428
	Lincoln Bancorp	5,999	71,988
*	Liquidity Services, Inc.	13,300	128,611
	LNB Bancorp, Inc.	13,195	171,667
* #	Loopnet, Inc.	92,758	1,110,313
	LSB Corp.	24,726	419,847
	LSB Financial Corp.	1,504	30,531
#	Macatawa Bank Corp.	154,898	1,428,160
	MainSource Financial Group, Inc.	126,766	1,661,902
*	MarketAxess Holdings, Inc.	292,095	2,736,930
* #	Marlin Business Services, Inc.	118,674	1,129,776
	MASSBANK Corp.	34,072	1,328,808
	Mayflower Bancorp, Inc.	2,950	32,819
*	Mays (J.W.), Inc.	2,700	53,757
#	MBT Financial Corp.	168,253	1,421,738
	MCG Capital Corp.	212,452	2,549,424
*	Meadowbrook Insurance Group, Inc.	251,534	2,002,211
	Medallion Financial Corp.	161,000	1,595,510
#	Mercantile Bancorp, Inc.	4,696	85,467
	Mercantile Bank Corp.	34,131	460,768
	Mercer Insurance Group, Inc.	59,656	1,049,946
	Merchants Bancshares, Inc.	62,524	1,441,803
	Meta Financial Group, Inc.	19,423	523,256
	MetroCorp Bancshares, Inc.	54,668	737,471
	MFB Corp.	8,845	309,929
	MicroFinancial, Inc.	69,540	375,516
	Mid Penn Bancorp, Inc.	2,157	55,003
	Midland Co.	88,253	5,702,909
#	MidSouth Bancorp, Inc.	15,250	337,025
#	Midwest Banc Holdings, Inc.	216,843	2,226,978
	MidWestOne Financial Group, Inc.	2,268	37,104
	Monroe Bancorp	8,374	117,487
*	Move, Inc.	1,396,321	3,504,766

16

	MutualFirst Financial, Inc.	15,571	$214,880
	Nara Bancorp, Inc.	255,746	2,802,976
#	National Interstate Corp.	106,747	2,937,677
#	National Penn Bancshares, Inc.	339,520	5,435,715
	National Security Group, Inc.	12,602	194,071
	National Western Life Insurance Co. Class A	5,851	1,042,356
	Naugatuck Valley Financial Corp.	1,566	14,485
*	Navidec Financial, Inc.	3,516	3,868
*	Navigators Group, Inc.	150,925	8,260,125
	NBT Bancorp, Inc.	335,433	6,430,251
*	New Century Bancorp, Inc.	890	7,645
	New England Bancshares, Inc.	2,680	29,601
	New Hampshire Thrift Bancshares, Inc.	18,818	247,457
	New Westfield Financial, Inc.	41,346	414,287
	NewBridge Bancorp	77,573	747,804
*	Newtek Business Services, Inc.	243,027	262,469
* #	NexCen Brands, Inc.	493,934	1,946,100
*	Nexity Financial Corp.	680	5,154
	North Central Bancshares, Inc.	17,500	587,650
	North Valley Bancorp	9,800	126,518
	Northeast Bancorp	12,600	192,024
	Northeast Community Bancorp, Inc.	5,298	62,251
	Northrim Bancorp, Inc.	57,236	1,232,863
	Northway Financial, Inc.	982	16,792
	Norwood Financial Corp.	2,939	92,667
	NYMAGIC, Inc.	81,344	1,963,644
*	Ocean Shore Holding Co.	5,350	55,506
	OceanFirst Financial Corp.	112,591	1,817,219
* #	Ocwen Financial Corp.	353,332	2,119,992
	Ohio Valley Banc Corp.	2,605	65,125
#	Old Second Bancorp, Inc.	99,705	2,568,401
	Omega Financial Corp.	120,760	3,322,108
* #	Optimumbank Holdings, Inc.	1,567	14,040
	Osage Bancshares, Inc.	890	8,232
	PAB Bankshares, Inc.	25,357	299,720
	Pacific Capital Bancorp	22,645	474,413
	Pacific Continental Corp.	66,124	886,723
	Pacific Mercantile Bancorp	92,217	902,804
*	Pacific Premier Bancorp, Inc.	27,612	224,762
*	Pacific State Bancorp	12,493	161,659
	Pamrapo Bancorp, Inc.	40,181	670,621
	Park Bancorp, Inc.	3,302	66,832
	Park National Corp.	1,696	102,608
	Parkvale Financial Corp.	50,795	1,410,577
	Patriot Capital Funding, Inc.	46,326	484,570
#	Patriot National Bancorp	4,100	65,702
	PAULA Financial	49,300	251,430
#	Peapack-Gladstone Financial Corp.	45,012	1,155,458
*	Penn Treaty American Corp.	198,867	1,143,485
	Penns Woods Bancorp, Inc.	15,670	486,553
*	Pennsylvania Commerce Bancorp, Inc.	44,584	1,181,030
*	Penson Worldwide, Inc.	1,821	18,611
	Peoples Bancorp of Indiana	3,331	50,465
	Peoples Bancorp of North Carolina	12,405	158,784
	Peoples Bancorp, Inc.	96,416	2,094,156

17

	Peoples Community Bancorp	900	$6,291
#	PFF Bancorp, Inc.	116,500	986,755
*	Pico Holdings, Inc.	170,271	5,819,863
	Pinnacle Bancshares, Inc.	2,000	22,000
* #	Pinnacle Financial Partners, Inc.	139,835	3,207,815
*	PMA Capital Corp. Class A	303,756	2,490,799
	Porter Bancorp, Inc.	8,353	150,939
#	Portfolio Recovery Associates, Inc.	156,728	5,723,707
	Preferred Bank	28,949	530,346
	Premier Financial Bancorp, Inc.	13,500	165,645
	Presidential Life Corp.	226,349	3,793,609
	Princeton National Bancorp, Inc.	8,204	223,149
#	PrivateBancorp, Inc.	125,504	3,776,415
	ProCentury Corp.	129,949	2,384,564
	Providence Community Bancshares, Inc.	2,961	53,742
	Provident Bankshares Corp.	40,500	515,565
	Provident Financial Holdings, Inc.	72,400	1,223,560
	Provident Financial Services, Inc.	120,774	1,448,080
	Provident New York Bancorp	413,654	5,423,004
#	Pulaski Financial Corp.	86,052	947,433
#	QC Holdings, Inc.	120,144	986,382
	Rainier Pacific Financial Group, Inc.	51,047	692,708
	Renasant Corp.	144,153	3,035,862
	Republic Bancorp, Inc. Class A	177,655	2,906,436
*	Republic First Bancorp, Inc.	70,617	437,825
	Resource America, Inc.	172,380	2,059,941
*	Rewards Network, Inc.	254,850	1,172,310
	Riverview Bancorp, Inc.	96,249	1,029,864
#	Rockville Financial, Inc.	34,570	392,369
	Rome Bancorp, Inc.	53,296	626,761
#	Royal Bancshares of Pennsylvania, Inc. Class A	22,010	293,833
	Rurban Financial Corp.	2,810	31,472
	S&T Bancorp, Inc.	175,639	4,979,366
#	S.Y. Bancorp, Inc.	131,985	2,899,710
	Safety Insurance Group, Inc.	68,016	2,522,713
	Salisbury Bancorp, Inc.	1,235	37,729
#	Sanders Morris Harris Group, Inc.	183,086	1,634,958
#	Sandy Spring Bancorp, Inc.	152,497	4,149,443
	SCBT Financial Corp.	77,631	2,321,943
*	SCPIE Holdings, Inc.	38,569	1,056,791
*	Seabright Insurance Holdings	165,630	2,467,887
#	Seacoast Banking Corp. of Florida	173,713	1,737,130
#	Security Bank Corp.	63,802	432,578
*	Security National Financial Corp. Class A	6,033	21,115
	Shore Bancshares, Inc.	1,787	37,598
	Shore Financial Corp.	3,360	61,454
	SI Financial Group, Inc.	600	5,784
	Siebert Financial Corp.	42,300	139,167
#	Sierra Bancorp	89,538	2,002,965
*	Signature Bank	43,615	1,155,797
	Simmons First National Corp. Class A	138,653	3,542,584
	Smithtown Bancorp, Inc.	14,160	292,404
#	South Street Financial Corp.	2,945	20,100
*	Southcoast Financial Corp.	25,788	349,427
	Southern Community Financial Corp.	44,316	326,609

18

*	Southern Connecticut Bancorp, Inc.	5,900	$42,480
*	Southern First Bancshares, Inc.	18,031	265,957
	SouthFirst Bancshares, Inc.	100	980
#	Southside Bancshares, Inc.	83,659	1,737,597
	Southwest Bancorp, Inc.	139,840	2,264,010
	Southwest Georgia Financial Corp.	7,416	132,524
	State Bancorp, Inc.	105,576	1,369,321
	StellarOne Corp.	46,667	807,346
	Sterling Bancorp	309,669	4,360,140
	Sterling Bancshares, Inc.	632,637	5,889,850
#	Sterling Financial Corp. (PA)	163,600	2,737,028
	Stewart Information Services Corp.	52,200	1,553,994
* #	Stifel Financial Corp.	137,583	5,997,243
*	Stratus Properties, Inc.	64,359	1,887,006
	Suffolk Bancorp	99,389	2,968,749
* #	Sun American Bancorp	7,880	37,982
*	Sun Bancorp, Inc.	206,176	2,630,806
* #	Superior Bancorp	302,453	1,578,805
	Susquehanna Bancshares, Inc.	17,158	341,273
	Sussex Bancorp	4,060	49,755
	SWS Group, Inc.	268,423	3,057,338
	Taylor Capital Group, Inc.	67,340	1,097,642
	Team Financial, Inc.	3,892	53,671
	Teche Holding Co.	3,715	134,669
* #	Tejon Ranch Co.	164,529	5,824,327
#	Temecula Valley Bancorp, Inc.	73,925	754,035
*	Texas Capital Bancshares, Inc.	171,944	2,572,282
	TF Financial Corp.	17,770	417,595
*	The Bancorp, Inc.	135,000	1,544,400
*	The Intergroup Corp.	6,500	115,408
	The Savannah Bancorp, Inc.	9,318	146,852
#	The Wilber Corp.	14,950	134,550
	Thomas Properties Group, Inc.	35,900	340,332
*	Thomas Weisel Partners Group, Inc.	39,221	345,145
	TIB Financial Corp.	25,472	177,285
*	Tidelands Bancshares, Inc.	5,507	57,410
	TierOne Corp.	163,324	2,400,863
	Timberland Bancorp, Inc.	75,326	958,147
#	Tompkins Financial Corp.	82,112	3,617,034
	Tower Financial Corp.	2,150	24,725
	Tower Group, Inc.	194,624	5,529,268
*	Tradestation Group, Inc.	410,037	3,936,355
* #	Trenwick Group, Ltd.	12,662	13
* #	Triad Guaranty, Inc.	95,939	564,121
	Trico Bancshares	150,603	2,540,673
#	TrustCo Bank Corp. (NY)	535,137	4,628,935
*	Unico American Corp.	114,100	1,083,950
	Union Bankshares Corp.	120,442	2,106,531
	Union Bankshares, Inc.	6,585	127,617
*	United America Indemnity, Ltd.	79,809	1,497,217
	United Bancshares, Inc.	1,640	22,156
*	United Capital Corp.	90,008	2,137,690
	United Community Financial Corp.	263,953	1,464,939
	United Financial Bancorp, Inc.	28,256	324,661
	United Fire & Casualty Co.	62,904	2,160,752

19

*	United PanAm Financial Corp.	150,147	$585,573
#	United Security Bancshares (CA)	87,954	1,178,584
	United Western Bancorp, Inc.	27,927	524,469
	Unity Bancorp, Inc.	30,354	245,564
*	Universal Insurance Holdings, Inc.	99,806	587,857
#	Univest Corporation of Pennsylvania	99,127	2,029,130
#	Vineyard National Bancorp Co.	91,127	821,054
* #	Virginia Commerce Bancorp, Inc.	234,056	2,359,284
*	Waccamaw Bankshares, Inc.	1,778	17,780
	Wainwright Bank & Trust Co.	7,954	99,505
	Washington Banking Co.	71,095	1,039,409
	Washington Trust Bancorp, Inc.	132,221	3,056,950
* #	Wauwatosa Holdings, Inc.	36,946	434,485
	Wayne Savings Bancshares, Inc.	1,789	18,570
	Wesbanco, Inc.	244,944	5,704,746
	West Bancorporation	159,296	2,032,617
	West Coast Bancorp	149,461	2,241,915
* #	Western Alliance Bancorp	16,500	197,670
	Westwood Holdings Group, Inc.	59,835	2,121,749
*	White River Capital, Inc.	400	7,588
	Willow Financial Bancorp, Inc.	146,353	1,198,631
#	Wilshire Bancorp, Inc.	264,376	1,871,782
*	Wilshire Enterprises, Inc.	130,375	391,125
	Wintrust Financial Corp.	78,428	2,646,945
* #	World Acceptance Corp.	177,000	5,377,260
	WSB Holdings, Inc.	44,668	236,294
	WSFS Financial Corp.	12,200	577,670
	WVS Financial Corp.	1,395	22,962
* #	ZipRealty, Inc.	77,547	439,691
Total Financials			622,035,531

Health Care — (13.8%)
*	A.D.A.M., Inc.	5,100	35,496
*	Abaxis, Inc.	200,562	5,844,377
* #	Abiomed, Inc.	269,889	3,859,413
* #	Acadia Pharmaceuticals, Inc.	342,908	3,401,647
*	Accelr8 Technology Corp.	13,267	55,721
*	Accelrys, Inc.	262,039	1,517,206
* #	Accentia Biopharmaceuticals, Inc.	48,960	127,786
* #	Access Pharmaceuticals, Inc.	15,200	34,200
*	Achillion Pharmaceuticals, Inc.	147,200	755,136
* #	Acusphere, Inc.	251,791	158,628
*	Adolor Corp.	294,513	1,345,924
* #	Advanced Life Sciences Holdings, Inc.	280,200	263,388
* #	ADVENTRX Pharmaceuticals, Inc.	524,200	335,488
*	Air Methods Corp.	117,580	4,834,890
* #	Akorn, Inc.	714,437	4,543,819
*	Albany Molecular Research, Inc.	326,551	3,634,513
*	Alexza Pharmaceuticals, Inc.	36,597	231,293
*	Alliance Imaging, Inc.	473,700	4,651,734
*	Allied Healthcare International, Inc.	352,871	719,857
*	Allied Healthcare Products, Inc.	65,800	468,496
*	Allion Healthcare, Inc.	71,116	419,584
* #	Allos Therapeutics, Inc.	651,602	3,642,455
*	Almost Family, Inc.	26,237	562,259

20

* #	Alnylam Pharmaceuticals, Inc.	16,640	$472,576
*	Alteon, Inc.	4,418	10,382
* #	Amag Pharmaceuticals, Inc.	119,140	5,214,758
*	Amedisys, Inc.	58,173	2,488,641
*	America Services Group, Inc.	99,692	721,770
*	American Caresource Holding, Inc.	204	679
*	American Claims Evaluation, Inc.	3,100	2,759
* #	American Dental Partners, Inc.	123,120	1,178,258
	American Shared Hospital Services	35,563	92,464
*	AMICAS, Inc.	434,714	1,138,951
*	AMN Healthcare Services, Inc.	332,900	5,389,651
*	Amsurg Corp.	297,081	7,156,681
	Analogic Corp.	128,346	7,509,524
*	Anesiva, Inc.	107,121	509,896
*	Angeion Corp.	1,294	11,297
*	AngioDynamics, Inc.	170,383	2,824,950
*	Anika Therapeutics, Inc.	104,533	1,257,532
* #	Antigenics, Inc.	429,428	966,213
*	AP Pharma, Inc.	48,350	67,207
*	Aradigm Corp.	29,208	38,262
* #	Arcadia Resources, Inc.	126,700	100,093
* #	Ardea Biosciences, Inc.	50,457	719,012
* #	Arena Pharmaceuticals, Inc.	598,979	4,061,078
* #	Ariad Pharmaceuticals, Inc.	631,834	2,116,644
*	Arqule, Inc.	388,417	1,771,182
* #	Array BioPharma, Inc.	395,379	2,214,122
*	Arrhythmia Research Technology, Inc.	26,575	184,696
* #	Aspect Medical Systems, Inc.	216,544	2,700,304
*	Assisted Living Concepts, Inc.	6,100	36,722
*	AtheroGenics, Inc.	358,831	315,771
*	AtriCure, Inc.	35,950	427,805
	Atrion Corp.	17,983	1,834,266
*	ATS Medical, Inc.	142,500	256,500
*	Avalon Pharmaceuticals, Inc.	74,342	165,039
* #	AVANIR Pharmaceuticals Class A	314,452	380,487
*	Avant Immunotherapeutics, Inc.	331,798	228,941
* #	AVI BioPharma, Inc.	482,772	656,570
*	Avigen, Inc.	262,088	867,511
*	Barrier Therapeutics, Inc.	286,342	1,045,148
* #	Bentley Pharmaceuticals, Inc.	204,950	3,039,409
*	Bioanalytical Systems, Inc.	25,985	159,548
* #	BioCryst Pharmaceuticals, Inc.	285,900	1,137,882
*	Bio-Imaging Technologies, Inc.	110,475	898,162
* #	BioLase Technology, Inc.	230,885	810,406
*	BioMimetic Therapeutics, Inc.	28,823	396,028
*	Bio-Reference Laboratories, Inc.	134,668	3,723,570
* #	BioSante Pharmaceuticals, Inc.	227,470	784,772
*	BioScrip, Inc.	356,462	2,505,928
*	BioSphere Medical, Inc.	173,307	675,897
* #	Bovie Medical Corp.	151,099	894,506
*	Bruker Corp.	485,132	6,631,754
* #	BSD Medical Corp.	208,291	1,133,103
*	Caliper Life Sciences, Inc.	463,931	1,934,592
	Cambrex Corp.	279,840	2,443,003
*	Candela Corp.	224,956	1,028,049

21

*	Cantel Medical Corp.	149,670	$1,649,363
*	Capital Senior Living Corp.	261,688	1,973,128
*	Caraco Pharmaceutical Laboratories, Ltd.	261,762	4,300,750
*	Cardiac Science Corp.	187,226	1,739,330
*	CardioDynamics International Corp.	243,605	75,834
*	Cardiotech International, Inc.	174,860	120,653
* #	Cell Genesys, Inc.	632,533	1,492,778
* #	Cell Therapeutics, Inc.	118,819	158,029
*	Centene Corp.	9,200	164,864
*	Cerus Corp.	283,024	1,768,900
*	Chad Therapeutics, Inc.	23,800	7,379
* #	Clarient, Inc.	44,200	88,842
* #	Clinical Data, Inc.	137,774	2,807,834
* #	Collagenex Pharmaceuticals, Inc.	210,573	3,436,551
* #	Columbia Laboratories, Inc.	434,462	1,064,432
* #	Combimatrix Corp.	19,545	207,372
*	Combinatorx, Inc.	277,918	1,364,577
	Computer Programs & Systems, Inc.	100,981	2,248,847
* #	Conceptus, Inc.	282,206	4,814,434
*	Conmed Corp.	266,279	7,178,882
*	Continucare Corp.	8,250	18,563
* #	Corcept Therapeutics, Inc.	199,501	512,718
* #	Cortex Pharmaceuticals, Inc.	243,740	192,555
*	Corvel Corp.	139,347	4,198,525
*	Critical Therapeutics, Inc.	279,384	304,529
*	Criticare Systems, Inc.	107,480	537,400
*	Cross Country Healthcare, Inc.	304,069	3,302,189
* #	CryoCor, Inc.	62,340	120,316
*	CryoLife, Inc.	247,429	2,328,307
*	CuraGen Corp.	533,496	389,452
*	Curis, Inc.	404,216	586,113
*	Cutera, Inc.	129,828	1,646,219
* #	CV Therapeutics, Inc.	523,992	3,060,113
* #	Cyberonics, Inc.	250,000	3,225,000
* #	Cyclacel Pharmaceuticals, Inc.	196,819	816,799
*	Cynosure, Inc. Class A	70,655	1,690,774
* #	Cypress Bioscience, Inc.	340,354	2,722,832
* #	Cytogen Corp.	132,529	67,590
*	Cytokinetics, Inc.	15,500	52,235
*	Cytomedix, Inc.	66,200	112,540
* #	Cytori Therapeutics, Inc.	144,413	922,799
* #	CytRx Corp.	6,400	11,520
	Datascope Corp.	151,010	5,255,148
*	Daxor Corp.	46,300	479,205
*	Del Global Technologies Corp.	157,042	397,316
* #	Dendreon Corp.	687,460	3,629,789
* #	DepoMed, Inc.	391,048	1,329,563
* #	Dexcom, Inc.	188,288	1,387,683
*	Dialysis Corporation of America	36,005	299,922
*	Digirad Corp.	74,485	214,517
* #	Discovery Laboratories, Inc.	733,463	1,525,603
* #	Durect Corp.	661,389	3,287,103
* #	DUSA Pharmaceuticals, Inc.	158,876	306,631
* #	Dyadic International, Inc.	96,800	27,104
*	Dyax Corp.	579,267	2,519,811

22

* #	Dynacq Healthcare, Inc.	67,234	$342,893
* #	Dynavax Technologies Corp.	369,482	2,298,178
* #	Elite Pharmaceuticals, Inc.	170,713	264,605
*	Emageon, Inc.	122,926	285,188
* #	Emeritus Corp.	209,968	4,648,692
* #	Emisphere Technologies, Inc.	254,928	463,969
*	Encision, Inc.	3,700	7,844
* #	Encysive Pharmaceuticals, Inc.	539,269	1,240,319
* #	Endocare, Inc.	23,766	175,393
*	Endologix, Inc.	411,756	1,301,149
* #	Entremed, Inc.	493,456	449,045
*	Enzo Biochem, Inc.	337,687	3,181,012
* #	Enzon Pharmaceuticals, Inc.	132,200	1,135,598
*	EP Medsystems, Inc.	193,300	313,146
* #	Epicept Corp.	35,693	34,979
* #	EPIX Pharmaceuticals, Inc.	298,596	910,718
*	eResearch Technology, Inc.	532,178	6,364,849
*	etrials Worldwide, Inc.	92,049	234,725
* #	Exact Sciences Corp.	264,863	519,131
*	Exactech, Inc.	100,152	2,628,990
*	Exelixis, Inc.	465,852	2,972,136
*	E-Z-EM, Inc.	108,518	2,256,089
*	Farville, Inc.	12,443	23,766
* #	Five Star Quality Care, Inc.	316,450	2,268,947
* #	Genaera Corp.	29,683	50,461
* #	Genitope Corp.	339,525	227,482
* #	Genomic Health, Inc.	192,364	3,668,381
* #	Genta, Inc.	141,120	65,621
*	Gentiva Health Services, Inc.	273,736	5,901,748
* #	GenVec, Inc.	701,062	799,211
* #	Geron Corp.	721,387	3,549,224
*	Greatbatch, Inc.	218,900	4,677,893
* #	GTC Biotherapeutics, Inc.	145,853	102,097
* #	GTx, Inc.	169,636	2,776,941
* #	Halozyme Therapeutics, Inc.	321,600	1,768,800
* #	Hana Biosciences, Inc.	37,579	28,936
*	Hanger Orthopedic Group, Inc.	178,800	2,072,292
*	Harvard Bioscience, Inc.	302,596	1,388,916
*	Health Grades, Inc.	47,098	257,155
*	HealthAxis, Inc.	5,710	4,568
*	HealthStream, Inc.	212,266	641,043
*	HealthTronics, Inc.	325,205	1,186,998
* #	Hemispherx Biopharma, Inc.	550,400	456,832
*	Hi-Tech Pharmacal Co., Inc.	109,775	1,222,894
*	HMS Holdings Corp.	231,922	6,345,386
* #	Hollis-Eden Pharmaceuticals, Inc.	227,168	429,348
	Hooper Holmes, Inc.	672,769	437,300
*	Human Genome Sciences, Inc.	56,023	331,096
* #	Hythiam, Inc.	119,471	365,581
*	Icagen, Inc.	19,600	34,300
*	ICU Medical, Inc.	137,591	3,692,942
*	Idenix Pharmaceuticals, Inc.	20,046	108,850
* #	Idera Pharmaceuticals, Inc.	154,651	1,580,533
* #	IDM Pharma, Inc.	71,779	157,914
* #	I-Flow Corp.	233,186	3,285,591

23

* #	Immtech International, Inc.	141,446	$113,157
* #	Immunicon Corp.	251,597	271,725
*	ImmunoGen, Inc.	412,276	1,224,460
* #	Immunomedics, Inc.	663,327	1,638,418
*	IMPATH Bankruptcy Liquidating Trust	70,200	120,393
*	Implant Sciences Corp.	99,817	149,726
*	Incyte Corp.	823,007	8,155,999
*	Indevus Pharmaceuticals, Inc.	681,291	3,379,203
*	Infinity Pharmaceuticals, Inc.	119,685	897,638
* #	Inhibitex, Inc.	97,500	78,975
* #	Inovio Biomedical Corp.	366,304	337,000
*	Insite Vision, Inc.	99,217	75,405
* #	Insmed, Inc.	119,993	93,595
*	Inspire Pharmaceuticals, Inc.	427,333	1,918,725
*	IntegraMed America, Inc.	76,638	777,109
* #	Interleukin Genetics, Inc.	91,221	134,095
* #	InterMune, Inc.	309,720	4,360,858
* #	Interpharm Holdings, Inc.	139,900	23,084
* #	Introgen Therapeutics, Inc.	401,004	1,150,881
#	Invacare Corp.	256,974	6,414,071
*	Iridex Corp.	75,054	240,173
*	IRIS International, Inc.	177,276	1,997,901
* #	Isis Pharmaceuticals, Inc.	399,391	5,751,230
* #	Isolagen, Inc.	338,100	209,622
*	IsoRay, Inc.	4,000	4,320
* #	Ista Pharmaceuticals, Inc.	292,733	1,226,551
* #	I-Trax, Inc.	372,455	1,489,820
*	IVAX Diagnostics, Inc.	44,400	25,752
* #	Javelin Pharmaceuticals, Inc.	395,170	1,142,041
*	Kendle International, Inc.	141,840	6,355,850
*	Kensey Nash Corp.	122,700	3,331,305
* #	Keryx Biopharmaceuticals, Inc.	397,294	2,284,441
	Kewaunee Scientific Corp.	19,800	350,262
* #	Kosan Biosciences, Inc.	388,907	773,925
*	La Jolla Pharmaceutical Co.	363,497	905,108
	Landauer, Inc.	89,595	4,282,641
*	Langer, Inc.	18,400	37,536
*	Lannet Co., Inc.	208,170	624,510
#	LCA-Vision, Inc.	122,391	1,686,548
*	Lexicon Pharmaceuticals, Inc.	1,096,915	2,040,262
*	LHC Group, Inc.	120,710	2,052,070
*	Lifecore Biomedical, Inc.	131,197	2,208,046
#	Ligand Pharmaceuticals, Inc. Class B	143,500	486,465
*	Lipid Sciences, Inc.	188,800	96,288
* #	Luminex Corp.	303,813	5,289,384
*	Magyar Bancorp, Inc.	14,544	154,457
* #	Mannkind Corp.	24,883	175,923
* #	Martek Biosciences Corp.	144,997	4,155,614
*	Matria Healthcare, Inc.	211,012	5,300,621
* #	Matrixx Initiatives, Inc.	93,800	1,360,100
*	Maxygen, Inc.	359,381	2,307,226
*	MedCath Corp.	219,005	4,566,254
*	Medical Action Industries, Inc.	154,955	2,916,253
*	Medical Staffing Network Holdings, Inc.	227,000	1,259,850
* #	Medivation, Inc.	127,336	2,038,649

24

*	MEDTOX Scientific, Inc.	79,672	$1,273,955
*	Memory Pharmaceuticals Corp.	270,823	173,327
*	Memry Corp.	287,100	373,230
*	Merge Technologies, Inc.	221,137	117,203
	Meridian Bioscience, Inc.	236,172	8,093,614
*	Merit Medical Systems, Inc.	262,180	4,155,553
*	Metabasis Therapeutics, Inc.	290,653	558,054
*	Metropolitan Health Networks, Inc.	468,252	1,105,075
* #	Micromet, Inc.	130,650	181,604
*	Micrus Endovascular Corp.	117,071	1,656,555
* #	MiddleBrook Pharmaceuticals, Inc.	293,323	1,237,823
* #	Milestone Scientific, Inc.	27,100	26,423
* #	Minrad International, Inc.	434,568	1,012,543
* #	Molina Healthcare, Inc.	60,956	1,929,257
* #	Momenta Pharmaceuticals, Inc.	123,718	1,256,975
* #	Monogram Biosciences, Inc.	789,657	1,152,899
*	MTS Medication Technologies	43,048	535,948
*	MWI Veterinary Supply, Inc.	96,120	3,347,860
*	MZT Holdings, Inc.	130,927	11,783
* #	Nabi Biopharmaceuticals	598,665	2,316,834
* #	Nanogen, Inc.	298,367	179,020
* #	Nastech Pharmaceutical Co., Inc.	197,420	456,040
*	National Dentex Corp.	42,932	600,619
	National Healthcare Corp.	103,884	4,847,227
*	National Medical Health Card Systems, Inc.	51,121	533,703
	National Research Corp.	60,880	1,580,445
*	Natus Medical, Inc.	212,592	4,037,122
* #	Nektar Therapeutics	92,026	639,581
*	Neogen Corp.	135,771	3,664,459
*	Neopharm, Inc.	252,632	154,106
*	Neose Technologies, Inc.	374,618	195,176
*	Neurobiological Technologies, Inc.	2,085	5,442
*	Neurocrine Biosciences, Inc.	368,927	1,848,324
* #	Neurogen Corp.	358,098	569,376
*	Neurometric, Inc.	109,772	266,746
*	Nighthawk Radiology Holdings, Inc.	193,227	2,206,652
* #	NitroMed, Inc.	365,125	405,289
*	NMT Medical, Inc.	118,700	473,613
*	North American Scientific, Inc.	99,500	38,805
* #	Northfield Laboratories, Inc.	243,732	253,481
* #	Northstar Neuroscience, Inc.	68,280	107,200
*	Novacea, Inc.	25,600	69,632
* #	NovaMed, Inc.	219,315	879,453
* #	Novavax, Inc.	550,279	1,540,781
* #	Noven Pharmaceuticals, Inc.	240,127	3,256,122
*	NOVT Corp.	19,302	44,105
* #	NPS Pharmaceuticals, Inc.	440,805	1,745,588
*	Nutraceutical International Corp.	107,037	1,363,651
* #	Nutrition 21, Inc.	1,085	618
*	NuVasive, Inc.	153,156	5,902,632
*	Nuvelo, Inc.	354,782	592,486
*	NxStage Medical, Inc.	231,040	1,367,757
*	Occulogix, Inc.	24,300	1,973
*	Odyssey Healthcare, Inc.	330,171	2,885,695
*	Omnicell, Inc.	284,303	5,401,757

25

*	Omrix Biopharmaceuticals, Inc.	113,586	$2,743,102
* #	Opexa Therapeutics, Inc.	21,985	34,736
*	OraSure Technologies, Inc.	452,018	3,227,409
*	Orchid Cellmark, Inc.	287,604	1,320,102
*	Ore Pharmaceuticals, Inc.	259,660	175,271
*	Orthologic Corp.	336,100	352,905
* #	Oscient Pharmaceuticals Corp.	95,072	192,996
*	Osteotech, Inc.	170,725	746,068
*	Oxigene, Inc.	276,040	524,476
* #	Pain Therapeutics, Inc.	410,909	3,463,963
* #	PainCare Holdings, Inc.	372,904	27,968
*	Palatin Technologies, Inc.	516,581	196,301
*	Palomar Medical Technologies, Inc.	177,971	2,368,794
* #	Panacos Pharmaceuticals, Inc.	456,566	315,031
*	Par Pharmaceutical Companies, Inc.	269,760	4,772,054
*	PDI, Inc.	131,394	1,034,071
* #	Penwest Pharmaceuticals Co.	209,134	644,133
*	Pharmacopia, Inc.	103,050	379,224
* #	Pharmacyclics, Inc.	190,734	221,251
* #	Pharmanet Development Group, Inc.	181,781	5,240,746
*	Phase Forward, Inc.	177,674	2,830,347
*	PHC, Inc.	19,539	52,951
*	PhotoMedex, Inc.	152,162	170,421
*	Pipex Pharmaceuticals, Inc.	9,600	11,520
* #	Poniard Pharmaceuticals, Inc.	16	66
*	Possis Medical, Inc.	168,764	3,277,397
* #	Pozen, Inc.	288,796	3,520,423
* #	Progenics Pharmaceuticals, Inc.	252,425	3,862,103
*	Prospect Medical Holdings, Inc.	32,100	118,128
*	Providence Service Corp.	108,845	3,068,341
* #	ProxyMed, Inc.	121,529	229,690
	Psychemedics Corp.	50,095	826,568
*	QuadraMed Corp.	416,508	812,191
*	Questcor Pharmaceuticals, Inc.	243,509	1,095,791
*	Quidel Corp.	307,000	5,044,010
* #	Quigley Corp.	72,152	382,406
* #	RadNet, Inc.	192,606	1,562,035
*	RegeneRx Biopharmaceuticals, Inc.	16,459	16,459
*	RehabCare Group, Inc.	158,700	3,174,000
*	Renovis, Inc.	266,145	630,764
*	Repligen Corp.	289,573	1,531,841
* #	Repros Therapeutics, Inc.	106,040	888,615
*	Res-Care, Inc.	263,391	5,673,442
*	Retractable Technologies, Inc.	33,500	50,250
*	Rigel Pharmaceuticals, Inc.	240,963	4,775,887
* #	Rochester Medical Corp.	101,576	1,042,170
*	Rockwell Medical Technologies, Inc.	12,120	77,083
*	Rotech Healthcare, Inc.	10,968	4,936
*	RTI Biologics, Inc.	302,085	2,597,931
* #	Rural/Metro Corp.	110,300	297,810
* #	Salix Pharmaceuticals, Ltd.	452,529	3,054,571
* #	Sangamo BioSciences, Inc.	343,507	4,019,032
* #	Santarus, Inc.	460,119	828,214
* #	Savient Pharmaceuticals, Inc.	515,278	11,686,505
*	SciClone Pharmaceuticals, Inc.	452,990	905,980

26

* #	Sciele Pharma, Inc.	344,976	$7,141,003
*	SCOLR Pharma, Inc.	84,300	108,747
*	Seattle Genetics, Inc.	557,925	5,015,746
*	Senesco Technologies, Inc.	23,100	18,480
* #	Senomyx, Inc.	278,963	1,896,948
*	Sequenom, Inc.	329,191	2,301,045
*	SeraCare Life Sciences, Inc.	127,485	669,296
*	SGX Pharmaceuticals, Inc.	7,750	30,768
* #	Signalife, Inc.	25,700	18,247
*	Somanetics Corp.	124,105	3,448,878
* #	Somaxon Pharmaceuticals, Inc.	98,416	473,381
*	Sonic Innovations, Inc.	257,476	1,089,123
* #	SonoSite, Inc.	161,570	4,755,005
*	Sonus Pharmaceuticals, Inc.	12,975	6,098
	Span-American Medical System, Inc.	36,600	452,376
*	Spectranetics Corp.	286,611	2,579,499
*	Spectrum Pharmaceuticals, Inc.	255,548	661,869
*	SRI/Surgical Express, Inc.	46,400	194,416
* #	Staar Surgical Co.	227,575	527,974
* #	StemCells, Inc.	764,823	1,154,883
* #	Stereotaxis, Inc.	288,784	1,666,284
*	Strategic Diagnostics, Inc.	197,317	856,356
*	Sun Healthcare Group, Inc.	420,360	6,196,106
*	Sunesis Pharmaceuticals, Inc.	23,900	33,460
*	SunLink Health Systems, Inc.	33,465	212,503
* #	SuperGen, Inc.	545,346	1,499,702
* #	SurModics, Inc.	180,264	7,962,261
*	Symmetry Medical, Inc.	269,982	4,805,680
*	Synovis Life Technologies, Inc.	119,202	2,107,491
*	Targacept, Inc.	1,576	12,466
* #	Telik, Inc.	137,780	345,828
* #	Tercica, Inc.	234,266	1,417,309
*	Theragenics Corp.	280,300	1,087,564
*	Third Wave Technologies, Inc.	411,141	3,276,794
*	Thoratec Corp.	229,282	3,326,882
*	Threshold Pharmaceuticals, Inc.	202,520	93,159
* #	Titan Pharmaceuticals, Inc.	382,520	439,898
*	TLC Vision Corp.	46,097	108,789
*	Torreypines Therapeutics, Inc.	1,500	2,865
* #	Trimeris, Inc.	205,654	1,235,981
*	TriZetto Group, Inc.	416,255	8,125,298
*	U.S. Physical Therapy, Inc.	113,006	1,497,330
*	Urologix, Inc.	123,100	136,641
* #	Uroplasty, Inc.	41,007	153,776
	Utah Medical Products, Inc.	53,100	1,588,221
*	Vascular Solutions, Inc.	150,435	935,706
* #	Vaxgen, Inc.	129,700	75,226
* #	Vermillion, Inc.	199,606	105,791
*	Via Pharmaceuticals, Inc.	240	697
* #	Vical, Inc.	383,982	1,462,971
*	ViroPharma, Inc.	14,676	134,432
* #	Vision-Sciences, Inc.	23,250	71,610
*	VistaCare, Inc.	152,897	1,310,327
* #	Vital Images, Inc.	166,379	2,638,771
	Vital Signs, Inc.	129,553	6,587,770

27

* #	Vivus, Inc.	570,937	$3,345,691
*	Vnus Medical Technologies	59,569	1,113,345
*	Volcano Corp.	17,526	214,869
* #	Wright Medical Group, Inc.	313,644	8,255,110
	Young Innovations, Inc.	77,342	1,650,478
*	Zila, Inc.	263,249	147,419
*	Zoll Medical Corp.	196,158	4,880,411
* #	Zymogenetics, Inc.	279,941	2,796,611
Total Health Care			684,486,064

Industrials — (14.0%)
* #	3-D Systems Corp.	176,164	2,547,331
*	A. T. Cross Co. Class A	135,037	1,053,289
	AAON, Inc.	212,587	3,509,811
*	ABX Air, Inc.	581,006	1,777,878
*	Acco Brands Corp.	13,200	183,084
*	Accuride Corp.	298,100	2,152,282
	Aceto Corp.	228,797	1,603,867
*	Active Power, Inc.	442,143	795,857
#	Administaff, Inc.	113,778	2,805,765
*	AeroCentury Corp.	3,520	56,320
*	Aerosonic Corp.	34,700	171,765
*	AirNet Systems, Inc.	96,100	172,980
* #	Airtran Holdings, Inc.	507,303	3,662,728
*	Alabama Aircraft Industries	8,074	25,837
	Alamo Group, Inc.	90,749	1,682,486
* #	Allied Defense Group, Inc.	51,940	386,953
	American Ecology Corp.	176,798	4,404,038
*	American Locker Group, Inc.	32,200	125,419
#	American Science & Engineering, Inc.	89,984	4,873,533
* #	American Superconductor Corp.	343,974	7,770,373
#	American Woodmark Corp.	154,920	2,940,382
	Ameron International Corp.	88,994	9,822,268
	Ampco-Pittsburgh Corp.	86,200	3,263,532
#	Amrep Corp.	65,210	2,425,812
#	Angelica Corp.	93,962	1,555,071
*	APAC Customer Services, Inc.	495,143	549,609
	Apogee Enterprises, Inc.	280,770	4,321,050
* #	Applied Energetics, Inc.	781,939	1,837,557
	Applied Signal Technologies, Inc.	120,204	1,430,428
*	Argon ST, Inc.	216,502	3,518,158
	Arkansas Best Corp.	162,953	4,352,475
*	Arotech Corp.	99,723	190,471
	Art’s-Way Manufacturing Co., Inc.	100	1,726
*	Astec Industries, Inc.	198,740	7,524,296
*	Astronics Corp.	67,236	1,327,911
* #	ASV, Inc.	248,042	4,462,276
*	Avalon Holding Corp. Class A	20,575	111,517
*	Axsys Technologies, Inc.	101,363	4,459,972
*	AZZ, Inc.	119,452	4,230,990
#	Badger Meter, Inc.	249,540	9,524,942
*	Baker (Michael) Corp.	85,237	2,454,826
*	Baldwin Technology Co., Inc. Class A	131,900	344,259
#	Barrett Business Services, Inc.	110,289	1,786,682
*	Beacon Roofing Supply, Inc.	14,461	123,786

28

*	Blount International, Inc.	456,000	$5,440,080
#	BlueLinx Holdings, Inc.	250,800	1,364,352
	Bowne & Co., Inc.	214,283	2,843,535
*	Breeze-Eastern Corp.	94,300	1,033,057
*	BTU International, Inc.	86,300	925,136
* #	Builders FirstSource, Inc.	326,290	2,163,303
* #	Butler International, Inc.	69,690	79,447
#	C&D Technologies, Inc.	230,400	1,257,984
*	Cano Petroleum, Inc.	144,872	948,912
* #	Capstone Turbine Corp.	905,071	1,647,229
#	Cascade Corp.	123,134	5,516,403
*	Casella Waste Systems, Inc. Class A	238,977	2,363,483
* #	CBIZ, Inc.	681,623	6,066,445
	CDI Corp.	198,022	4,505,001
*	CECO Environmental Corp.	121,676	1,104,818
*	Celadon Group, Inc.	225,065	2,025,585
* #	Cenveo, Inc.	46,100	693,344
	Champion Industries, Inc.	96,894	511,600
*	Channell Commercial Corp.	24,400	36,112
*	Chart Industries, Inc.	106,592	3,657,172
	Chase Corp.	77,225	1,822,510
	Chicago Rivet & Machine Co.	20,000	502,000
	CIRCOR International, Inc.	138,180	6,294,099
*	Columbus McKinnon Corp.	184,400	5,281,216
*	Comforce Corp.	80,066	212,175
	Comfort Systems USA, Inc.	400,300	4,763,570
*	Commercial Vehicle Group, Inc.	211,435	1,979,032
*	Competitive Technologies, Inc.	102,100	178,675
	CompX International, Inc.	12,016	99,973
*	COMSYS IT Partners, Inc.	190,136	1,791,081
*	Conrad Industries, Inc.	18,700	258,434
*	Consolidated Graphics, Inc.	123,797	6,584,762
*	Cornell Companies, Inc.	106,200	2,210,022
*	Corrpro Companies, Inc.	42,175	59,045
* #	CoStar Group, Inc.	53,889	2,237,471
*	Covanta Holding Corp.	1	22
*	Covenant Transport Group Class A	91,000	716,170
*	CPI Aerostructures, Inc.	47,933	404,555
*	CRA International, Inc.	115,855	4,400,173
	Cubic Corp.	58,497	1,495,768
*	Devcon International Corp.	29,000	68,150
	Diamond Management & Technology Consultants, Inc.	311,934	1,849,769
*	Distributed Energy Systems Corp.	303,811	151,936
* #	Document Securities Systems, Inc.	132,096	594,432
* #	Double Eagle Petroleum Co.	9,659	163,430
*	Ducommun, Inc.	99,023	2,745,908
*	DXP Enterprises, Inc.	33,666	1,258,435
*	Dynamex, Inc.	104,998	2,427,554
	Dynamic Materials Corp.	111,300	6,342,987
#	Eagle Bulk Shipping, Inc.	320,317	8,530,042
*	Eagle Test Systems, Inc.	121,798	1,275,225
	Eastern Co.	56,968	962,759
	Ecology & Environment, Inc. Class A	15,630	182,871
	Electro Rent Corp.	238,205	3,091,901
#	Encore Wire Corp.	219,225	3,672,019

29

* #	Energy Focus, Inc.	103,463	$524,557
*	EnerSys	175,549	4,035,872
* #	ENGlobal Corp.	247,000	2,282,280
	Ennis, Inc.	251,658	4,016,462
*	EnPro Industries, Inc.	197,900	5,843,987
*	Environmental Tectonics Corp.	60,400	111,740
	Espey Manufacturing & Electronics Corp.	41,000	889,700
*	Evercel, Inc.	2,566	3,054
* #	Exide Technologies	132,980	1,359,056
*	Exponent, Inc.	145,900	4,245,690
*	ExpressJet Holdings, Inc.	497,400	1,208,682
*	EXX, Inc. Class A	9,394	28,652
*	EXX, Inc. Class B	100	303
	Federal Signal Corp.	467,647	5,644,499
*	First Aviation Services, Inc.	1,700	2,295
* #	Flanders Corp.	251,600	1,585,080
*	Flow International Corp.	338,092	2,491,738
*	FLYi, Inc.	1,195	—
*	Fortune Industries, Inc.	3,200	7,680
	Forward Air Corp.	182,025	5,342,434
	Franklin Electric Co., Inc.	57,542	1,897,735
	Freightcar America, Inc.	76,750	3,076,140
* #	Frontier Airlines Holdings, Inc.	278,557	816,172
	Frozen Food Express Industries, Inc.	161,875	1,120,175
* #	FuelCell Energy, Inc.	625,050	4,475,358
*	Furmanite Corp.	330,948	3,633,809
	G & K Services, Inc. Class A	149,828	5,732,419
* #	Gehl Co.	114,303	1,832,277
#	Gencorp, Inc.	555,400	5,776,160
	General Employment Enterprises, Inc.	21,900	31,208
*	GeoEye, Inc.	146,037	4,411,778
*	GeoPetro Resources Co.	2,726	8,096
*	Global Payment Technologies, Inc.	35,300	10,943
#	Gorman-Rupp Co.	165,285	4,512,281
*	GP Strategies Corp.	152,856	1,429,204
	Graham Corp.	32,600	1,254,448
#	Greenbrier Companies, Inc.	149,800	3,936,744
*	Griffon Corp.	295,450	2,614,733
	Hardinge, Inc.	102,200	1,268,302
*	Hawaiian Holdings, Inc.	588,481	3,060,101
#	Healthcare Services Group, Inc.	410,100	8,111,778
#	Heico Corp.	65,663	2,876,039
	Heico Corp. Class A	140,104	5,098,385
	Heidrick & Struggles International, Inc.	165,119	5,652,023
*	Henry Bros. Electronics, Inc.	29,514	141,372
*	Herley Industries, Inc.	127,372	1,527,190
*	Hill International, Inc.	246,397	3,141,562
*	Hirsch International Corp. Class A	4,550	8,509
#	Hi-Shear Technology Corp.	65,001	731,261
*	HQ Sustainable Maritime Industries, Inc.	6,742	89,669
*	Hudson Highland Group, Inc.	248,195	1,849,053
*	Hudson Technologies, Inc.	20,484	27,858
*	Hurco Companies, Inc.	63,300	2,799,126
*	Huttig Building Products, Inc.	161,870	482,373
*	ICT Group, Inc.	147,645	1,268,271

30

*	II-VI, Inc.	279,394	$9,147,360
*	Industrial Distribution Group, Inc.	81,400	796,092
*	Innotrac Corp.	156,400	531,760
* #	Innovative Solutions & Support, Inc.	165,303	1,495,992
* #	Insituform Technologies, Inc. Class A	258,860	3,616,274
#	Insteel Industries, Inc.	168,144	1,810,911
*	Integrated Electrical Services, Inc.	151,776	2,619,654
*	Interline Brands, Inc.	249,015	4,424,997
*	International Shipholding Corp.	56,255	1,072,220
*	Intersections, Inc.	163,946	1,342,718
*	JPS Industries, Inc.	24,500	148,225
*	Kadant, Inc.	108,100	2,713,310
	Kaman Corp. Class A	237,610	5,702,640
	Kelly Services, Inc. Class A	16,471	316,408
	Kelly Services, Inc. Class B	118	2,623
*	Kenexa Corp.	247,427	5,012,871
*	Key Technology, Inc.	49,005	1,730,367
*	Kforce, Inc.	401,879	3,436,065
	Knoll, Inc.	108,529	1,528,088
*	Korn/Ferry International	253,000	4,265,580
*	K-Tron International, Inc.	54,706	6,385,831
*	L.B. Foster Co. Class A	120,700	5,112,852
	L.S. Starrett Co. Class A	41,319	720,603
*	LaBarge, Inc.	211,950	2,763,828
*	Ladish Co., Inc.	142,155	5,074,934
	Lawson Products, Inc.	62,468	1,586,687
*	Layne Christensen Co.	159,000	6,366,360
*	Learning Tree International, Inc.	161,606	2,175,217
*	LECG Corp.	222,675	2,115,413
*	LGL Group, Inc.	39,334	399,240
#	Lindsay Corp.	113,970	8,960,321
*	LMI Aerospace, Inc.	107,266	2,041,272
	LSI Industries, Inc.	260,130	3,457,128
*	Lydall, Inc.	141,300	1,439,847
*	M&F Worldwide Corp.	73,030	2,704,301
*	Mac-Gray Corp.	116,200	1,343,272
*	Magnetek, Inc.	298,299	1,017,200
*	MAIR Holdings, Inc.	151,940	650,303
*	Marten Transport, Ltd.	206,500	2,992,185
	Maxco, Inc.	18,800	61,570
	McGrath Rentcorp.	246,518	5,162,087
# ●	MCSi, Inc.	2,000	—
*	Meadow Valley Corp.	22,900	227,397
*	Media Sciences International, Inc.	11,400	39,900
* #	Medialink Worldwide, Inc.	60,009	135,020
*	Merrimac Industries, Inc.	20,512	146,456
*	Mesa Air Group, Inc.	331,800	802,956
*	Metalline Mining Co.	9,600	23,232
	Met-Pro Corp.	260,261	2,829,037
* #	MFRI, Inc.	63,151	1,023,046
* #	Microvision, Inc.	461,801	1,163,739
* #	Milacron, Inc.	42,943	126,682
* #	Millennium Cell, Inc.	118,277	24,838
*	Miller Industries, Inc.	112,829	1,304,303
*	Misonix, Inc.	62,750	266,688

31

*	Mobile Mini, Inc.	41,700	$776,037
*	Modtech Holdings, Inc.	156,574	75,156
*	Moore Handley, Inc.	1,500	5,250
*	MTC Technologies, Inc.	150,033	3,555,782
	Mueller (Paul) Co.	26,300	1,630,600
	Multi-Color Corp.	101,404	2,192,354
*	M-Wave, Inc.	650	358
*	Nashua Corp.	54,500	626,750
*	National Patent Development Corp.	109,400	262,560
*	National Technical Systems, Inc.	83,600	519,992
*	Navigant Consulting, Inc.	183,927	2,999,849
*	NCI Building Systems, Inc.	130,500	3,959,370
* #	North America Galvanizing & Coatings, Inc.	112,700	637,882
*	NuCo2, Inc.	150,152	4,148,700
* #	Odyssey Marine Exploration, Inc.	448,045	2,195,421
*	Old Dominion Freight Line, Inc.	45,351	1,235,815
#	Omega Flex, Inc.	115,650	1,734,750
*	On Assignment, Inc.	350,304	2,168,382
*	Orbit International Corp.	14,582	116,510
*	P.A.M. Transportation Services, Inc.	96,745	1,402,803
*	Paragon Technologies, Inc.	39,425	242,661
*	Park-Ohio Holdings Corp.	125,525	2,594,602
*	Patrick Industries, Inc.	47,400	373,038
*	Patriot Transportation Holding, Inc.	31,700	2,457,384
*	Peerless Manufacturing Co.	62,342	2,026,115
* #	PGT, Inc.	19,800	67,320
*	Pike Electric Corp.	122,500	1,583,925
* #	Pinnacle Airlines Corp.	217,187	2,434,666
* #	Plug Power, Inc.	674,684	2,030,799
*	Point Blank Solutions, Inc.	399,000	1,512,210
	Portec Rail Products, Inc.	65,593	690,694
*	Powell Industries, Inc.	110,356	4,206,771
*	Power-One, Inc.	787,298	2,046,975
#	Preformed Line Products Co.	27,665	1,305,788
* #	Protection One, Inc.	23,963	209,916
	Providence & Worcester Railroad Co.	14,005	275,198
*	Quality Distribution, Inc.	172,513	529,615
	Quipp, Inc.	14,300	54,698
	Quixote Corp.	87,303	1,226,607
#	Raven Industries, Inc.	349,469	10,232,452
*	RBC Bearings, Inc.	163,625	5,497,800
*	RCM Technologies, Inc.	112,993	599,993
*	Republic Airways Holdings, Inc.	386,391	7,553,944
*	Rush Enterprises, Inc. Class A	239,334	3,546,930
*	Rush Enterprises, Inc. Class B	110,812	1,637,801
*	Saia, Inc.	112,832	1,630,422
	Schawk, Inc.	254,089	4,001,902
*	School Specialty, Inc.	207,467	6,331,893
*	Schuff International, Inc.	53,200	1,436,400
	Servidyne, Inc.	18,810	117,374
	Servotronics, Inc.	24,804	479,957
*	SIFCO Industries, Inc.	52,483	711,669
*	Simclar, Inc.	23,400	95,472
*	SL Industries, Inc.	88,385	1,750,023
*	SmartPros, Ltd.	38,973	220,197

32

*	SPACEHAB, Inc.	6,182	$5,440
*	Sparton Corp.	93,971	449,181
*	Spherion Corp.	474,893	3,077,307
*	Spherix, Inc.	135,435	144,915
* #	Spire Corp.	102,842	1,638,273
*	Standard Parking Corp.	190,180	3,864,458
	Standard Register Co.	232,340	1,986,507
	Standex International Corp.	116,377	2,212,327
*	Sterling Construction Co., Inc.	102,171	2,054,659
	Sun Hydraulics, Inc.	160,570	3,489,186
*	Superior Essex, Inc.	199,863	5,672,112
	Supreme Industries, Inc.	93,883	552,971
	Sypris Solutions, Inc.	167,114	803,818
*	SYS Technologies	108,100	234,577
	TAL International Group, Inc.	217,127	4,531,440
*	Taleo Corp. Class A	135,254	2,577,941
* #	Taser International, Inc.	595,694	6,713,471
*	Team, Inc.	156,000	4,756,440
*	TeamStaff, Inc.	15,450	10,815
	Tech/Ops Sevcon, Inc.	60,800	474,240
	Technology Research Corp.	56,121	163,873
	Tecumseh Products Co. Class A	123,298	2,611,452
*	Tecumseh Products Co. Class B	1,600	28,688
	Tennant Co.	184,600	6,660,368
	Thomas Group, Inc.	37,879	129,167
	Titan International, Inc.	260,689	8,860,819
	Todd Shipyards Corp.	56,106	947,069
*	Trailer Bridge, Inc.	42,500	456,025
*	TRC Companies, Inc.	179,330	909,203
	Tredegar Industries, Inc.	337,450	5,335,085
* #	Trex Co., Inc.	143,400	1,118,520
	Triumph Group, Inc.	15,609	883,313
*	TRM Corp.	153,686	49,180
*	TrueBlue, Inc.	177,900	2,221,971
*	Tufco Technologies, Inc.	4,898	31,494
* #	TurboChef Technologies, Inc.	284,090	2,414,765
	Twin Disc, Inc.	164,400	3,330,744
*	U.S. Home Systems, Inc.	80,559	361,710
* #	Ultralife Batteries, Inc.	141,146	1,991,570
	Universal Forest Products, Inc.	31,176	866,069
* #	Universal Security Instruments, Inc.	23,362	152,554
*	Universal Truckload Services, Inc.	71,381	1,333,397
*	UQM Technologies, Inc.	247,770	540,139
*	USA Truck, Inc.	100,052	1,327,690
* #	Valence Technology, Inc.	67,400	247,358
*	Valpey Fisher Corp.	36,360	172,710
*	Veri-Tek International Corp.	6,450	35,411
*	Versar, Inc.	79,581	473,507
	Viad Corp.	208,359	7,223,807
#	Vicor Corp.	273,354	3,315,784
*	Volt Information Sciences, Inc.	230,256	3,700,214
	VSE Corp.	50,420	1,600,835
	Wabash National Corp.	301,940	2,385,326
	Waste Industries USA, Inc.	133,024	4,867,348
*	WCA Waste Corp.	43,980	268,278

33

*	Westaff, Inc.	152,017	$617,189
*	Willis Lease Finance Corp.	68,237	846,139
* #	Wolverine Tube, Inc.	15,700	9,420
*	Zareba Systems, Inc.	750	2,970
Total Industrials			693,495,745

Information Technology — (16.4%)
* #	8X8, Inc.	84,000	88,200
*	Acacia Research-Acacia Technologies	280,483	1,831,554
* #	Access Integrated Technologies, Inc.	186,582	440,334
*	Acorn Factor, Inc.	86,500	466,235
*	Actel Corp.	247,416	2,931,880
*	ActivIdentity Corp.	433,354	1,330,397
*	Actuate Corp.	598,987	2,875,138
*	Adaptec, Inc.	1,028,638	2,725,891
*	ADDvantage Technologies Group, Inc.	62,629	266,173
*	Adept Technology, Inc.	15,176	138,405
*	Advanced Analogic Technologies, Inc.	386,278	2,510,807
*	Advanced Energy Industries, Inc.	407,372	5,222,509
* #	Advanced Photonix, Inc.	82,398	123,597
*	Aehr Test Systems	67,700	494,210
*	Aetrium, Inc.	94,699	444,138
	Agilysys, Inc.	241,695	3,062,276
*	Airspan Networks, Inc.	404,222	464,855
* ●	Allen Organ Co.	4,700	76,563
	Alliance Semiconductor Corp.	151,255	181,506
*	Allied Motion Technologies, Inc.	34,580	170,652
	American Software, Inc. Class A	277,700	2,360,450
*	AMIS Holdings, Inc.	79,472	541,999
* #	Ampex Corp. Class A	7,565	13,995
*	Amtech Systems, Inc.	72,344	902,130
* #	Anadigics, Inc.	564,960	3,977,318
*	Analysts International Corp.	190,092	254,723
*	Anaren, Inc.	162,146	2,049,525
*	Ansoft Corp.	234,300	5,698,176
*	Answerthink, Inc.	399,644	1,618,558
*	Apogee Technology, Inc.	3,300	1,980
* #	Applied Digital Solutions, Inc.	547,400	454,342
*	Ariba, Inc.	762,420	6,800,786
*	Art Technology Group, Inc.	1,043,954	3,528,565
* #	Ascendia Brands, Inc.	117,595	7,056
*	Astea International, Inc.	21,160	97,336
	Astro-Med, Inc.	68,027	665,984
*	Asyst Technologies, Inc.	476,594	1,677,611
* #	Atari, Inc.	81,814	134,175
	Atlantic Tele-Network, Inc.	33,956	1,044,147
*	Authentidate Holding Corp.	295,902	210,090
*	Autobytel, Inc.	391,202	1,056,245
* #	Avanex Corp.	1,220,990	990,223
	Avici Systems, Inc.	138,942	1,065,685
*	Aviza Technology, Inc.	116,068	108,524
*	Aware, Inc.	218,179	870,534
*	Axcelis Technologies, Inc.	1,005,230	5,780,073
*	Axesstel, Inc.	97,500	26,325
*	AXS-One, Inc.	224,400	98,736

34

*	AXT, Inc.	289,963	$1,600,596
* #	Bankrate, Inc.	179,072	7,567,583
	Bel Fuse, Inc. Class A	42,550	1,333,517
	Bel Fuse, Inc. Class B	93,150	2,540,201
*	Bell Industries, Inc.	88,500	70,800
*	Bell Microproducts, Inc.	228,950	766,983
*	Bitstream, Inc.	81,600	432,480
	Black Box Corp.	160,930	4,988,830
*	Blonder Tongue Laboratories, Inc.	76,300	126,658
*	Blue Coat Systems, Inc.	239,874	5,632,242
	Bogen Communications International, Inc.	64,200	362,730
*	Bookham, Inc.	692,066	1,010,416
* #	Borland Software Corp.	698,336	1,361,755
*	Bottomline Technologies, Inc.	243,096	3,121,353
*	BPO Management Services, Inc.	434	176
*	Brightpoint, Inc.	9,808	101,415
*	Broadcaster, Inc.	1,950	273
* #	BroadVision, Inc.	1,336,825	1,604,190
*	BSQUARE Corp.	95,225	411,372
*	Cabot Microelectronics Corp.	234,301	7,846,740
*	CalAmp Corp.	221,484	604,651
*	California Micro Devices Corp.	209,700	671,040
* #	Callidus Software, Inc.	199,706	980,556
*	CallWave, Inc.	182,541	463,654
	CAM Commerce Solutions, Inc.	35,916	1,353,315
*	Captaris, Inc.	271,921	943,566
*	Cascade Microtech, Inc.	6,000	46,020
#	Cass Information Systems, Inc.	34,795	974,260
*	Catalyst Semiconductor, Inc.	149,542	599,663
*	Catapult Communications Corp.	127,358	794,714
*	Centillium Communications, Inc.	351,310	249,430
*	CEVA, Inc.	186,703	1,592,577
*	Checkpoint Systems, Inc.	20,579	498,012
*	Cherokee International Corp.	190,958	410,560
*	Chordiant Software, Inc.	316,181	1,821,203
*	Ciber, Inc.	487,964	2,244,634
*	Ciprico, Inc.	49,200	172,200
*	Cirrus Logic, Inc.	866,516	4,453,892
*	Clarus Corp.	138,650	873,495
*	Clearfield, Inc.	41,400	40,986
	CLST Holdings, Inc.	1,652	595
*	CMGI, Inc.	13,800	158,562
	Cognex Corp.	285,198	5,512,877
	Cohu, Inc.	221,068	3,457,504
	Comarco, Inc.	67,755	312,351
# ●	Commerce One, Inc.	4,800	—
	Communications Systems, Inc.	118,400	1,340,288
*	Computer Task Group, Inc.	178,200	750,222
* #	Comtech Telecommunications Corp.	8,169	354,371
*	Concurrent Computer Corp.	627,992	502,394
* #	Convera Corp.	415,272	789,017
*	CPI International, Inc.	109,756	1,141,462
*	Cray, Inc.	62,070	292,350
*	Credence Systems Corp.	993,702	1,411,057
*	CSG Systems International, Inc.	102,155	1,159,459

35

*	CSP, Inc.	78,328	$476,234
	CTS Corp.	280,819	2,723,944
*	CVD Equipment Corp.	31,867	110,578
*	Cyberoptics Corp.	86,095	897,110
*	Cybersource Corp.	681,245	9,952,989
#	Daktronics, Inc.	98,514	1,702,322
*	Data I/O Corp.	77,000	366,520
*	Datalink Corp.	102,131	413,631
	Dataram Corp.	83,150	272,732
* #	DataTRAK International, Inc.	43,350	77,597
*	Datawatch Corp.	18,488	63,784
*	Delphax Technologies, Inc.	51,200	17,920
*	Digi International, Inc.	232,351	2,446,656
*	Digimarc Corp.	211,333	1,895,657
*	Ditech Networks, Inc.	316,660	864,482
*	Document Sciences Corp.	15,400	226,380
*	Dot Hill Systems Corp.	415,566	1,487,726
*	Double-Take Software, Inc.	35,300	366,767
*	DSP Group, Inc.	275,627	3,197,273
* #	DTS, Inc.	179,451	4,366,043
*	Dynamics Research Corp.	82,812	799,964
*	EarthLink, Inc.	780,292	5,641,511
*	Easylink Services International Corp.	13,900	39,198
* #	Echelon Corp.	376,833	4,231,835
*	EDGAR Online, Inc.	230,999	620,232
*	Edgewater Technology, Inc.	87,868	527,208
*	EFJ, Inc.	228,174	308,035
*	Elecsys Corp.	27,020	159,418
*	Electro Scientific Industries, Inc.	285,786	4,626,875
*	Electroglas, Inc.	192,800	331,616
	Electro-Sensors, Inc.	3,450	17,492
* #	Elixir Gaming Technologies, Inc.	827,744	2,417,012
* #	eLoyalty Corp.	84,791	869,108
* #	EMCORE Corp.	459,541	5,077,928
*	EMS Technologies, Inc.	151,599	4,364,535
*	En Pointe Technologies, Inc.	57,200	135,564
*	Endwave Corp.	111,900	783,300
* #	Enliven Marketing Technologies Corp.	231,455	199,051
*	Entertainment Distribution Co., Inc.	622,309	367,162
*	Entorian Technologies, Inc.	445,218	627,757
*	Entrust, Inc.	597,298	1,499,218
*	Epicor Software Corp.	560,873	6,208,864
*	EPIQ Systems, Inc.	289,576	3,938,234
*	ePlus, Inc.	71,645	716,450
*	eSpeed, Inc.	296,275	3,439,753
*	ESS Technology, Inc.	317,393	482,437
*	Evans & Sutherland Computer Corp.	99,891	100,890
*	Evolving Systems, Inc.	71,600	166,828
*	Exar Corp.	395,970	3,112,324
*	Excel Technology, Inc.	106,096	2,735,155
*	Extreme Networks, Inc.	1,170,472	3,523,121
* #	FalconStor Software, Inc.	489,952	4,076,401
*	Faro Technologies, Inc.	145,602	4,768,466
*	FEI Co.	74,029	1,509,451
* #	Finisar Corp.	78,506	126,395

36

*	Forgent Networks, Inc.	263,300	$205,374
*	Forrester Research, Inc.	224,649	5,984,649
* #	FortuNet, Inc.	2,570	17,656
	Frequency Electronics, Inc.	89,100	765,369
*	FSI International, Inc.	276,071	449,996
*	Gerber Scientific, Inc.	213,689	1,859,094
	Gevity HR, Inc.	245,268	1,711,971
*	Giga-Tronics, Inc.	49,100	72,668
*	Globecomm Systems, Inc.	142,500	1,255,425
*	Goldleaf Financial Solutions, Inc.	170,531	453,612
*	Greenfield Online, Inc.	254,623	3,445,049
*	GSE Systems, Inc.	117,306	1,208,252
*	GTSI Corp.	88,426	726,862
*	Guidance Software, Inc.	16,077	173,310
*	Halifax Corp.	8,650	13,840
*	Harmonic, Inc.	768,602	6,848,244
*	Harris Stratex Networks, Inc. Class A	207,241	2,080,700
*	Hauppauge Digital, Inc.	96,300	414,090
	Heartland Payment Systems, Inc.	17,800	392,134
*	hi/fn, Inc.	127,506	700,008
*	Hutchinson Technology, Inc.	240,529	4,040,887
*	Hypercom Corp.	538,300	1,997,093
*	I.D. Systems, Inc.	101,679	725,988
* #	i2 Technologies, Inc.	205,275	2,668,575
	iBasis, Inc.	345,562	1,402,982
* #	Ibis Technology Corp.	80,230	30,487
*	iCAD, Inc.	37,500	93,750
*	iGATE Capital Corp.	525,324	4,160,566
*	Ikanos Communications	25,541	116,467
* #	ImageWare Systems, Inc.	129,400	174,690
*	I-many, Inc.	320,660	891,435
#	Imergent, Inc.	113,382	1,247,202
*	Immersion Corp.	249,810	2,105,898
*	InFocus Corp.	357,788	640,441
	InfoSpace, Inc.	302,720	3,084,717
	infoUSA, Inc.	382,889	2,913,785
*	Innodata Isogen, Inc.	231,328	1,272,304
*	Innovex, Inc.	156,900	50,208
*	InPlay Technologies, Inc.	8,800	8,888
*	Insight Enterprises, Inc.	59,449	1,042,141
*	Insightful Corp.	40,100	46,115
*	InsWeb Corp.	12,966	144,571
	Integral Systems, Inc.	118,700	2,889,158
*	Integrated Silicon Solution, Inc.	209,476	1,250,572
* #	Intelli-Check, Inc.	120,742	374,300
*	Intelligent Systems Corp.	42,582	132,004
*	Intelligroup, Inc.	116,800	292,000
*	Interactive Intelligence, Inc.	169,465	2,416,571
*	Interlink Electronics, Inc.	100,780	146,131
* #	Internap Network Services Corp.	472,118	3,304,826
*	Internet Capital Group, Inc.	368,125	3,202,688
*	Interphase Corp.	62,700	357,390
*	Intervoice, Inc.	378,755	2,677,798
*	Interwoven, Inc.	420,929	5,703,588
*	Intest Corp.	84,141	180,062

37

*	Intevac, Inc.	209,510	$2,690,108
*	IntriCon Corp.	47,772	326,283
*	INX, Inc.	43,500	348,000
*	Iomega Corp.	519,891	1,585,668
* #	iPass, Inc.	380,440	1,057,623
*	iPCS, Inc.	55,509	1,053,006
*	Iteris, Inc.	114,475	309,083
*	Ixia	288,336	2,165,403
*	IXYS Corp.	322,323	2,272,377
*	Jaco Electronics, Inc.	63,009	74,351
*	JDA Software Group, Inc.	266,911	4,556,171
*	Jupitermedia Corp.	316,551	1,041,453
	Keithley Instruments, Inc.	140,995	1,276,005
*	Kemet Corp.	666,900	3,307,824
*	Key Tronic Corp.	96,300	306,234
*	Keynote Systems, Inc.	113,450	1,229,798
*	Kintera, Inc.	54,204	50,952
*	Kopin Corp.	650,320	1,768,870
*	Kratos Defense & Security Solutions, Inc.	579,804	1,055,243
*	Kulicke & Soffa Industries, Inc.	563,563	2,902,349
*	KVH Industries, Inc.	134,800	1,170,064
*	Lantronix, Inc.	15,000	10,800
*	LaserCard Corp.	115,990	1,076,387
*	Lattice Semiconductor Corp.	1,053,119	2,717,047
*	Leadis Technolgies, Inc.	4,837	9,577
*	LeCroy Corp.	115,888	914,356
*	LightPath Technologies, Inc.	8,650	16,176
*	Lionbridge Technologies, Inc.	543,910	1,930,881
*	Littlefuse, Inc.	204,498	6,374,203
*	Logic Devices, Inc.	45,800	49,464
*	LogicVision, Inc.	152,450	108,087
*	Logility, Inc.	135,800	1,482,936
*	LoJack Corp.	184,140	2,298,067
*	LookSmart, Ltd.	225,420	813,766
*	Loral Space & Communications, Inc.	72,281	1,753,537
*	LTX Corp.	608,826	1,978,685
* #	Lumera Corp.	196,504	467,680
*	Luna Innovations, Inc.	35,238	237,857
*	Magma Design Automation, Inc.	376,370	3,695,953
*	Management Network Group, Inc.	107,667	230,407
*	Manatron, Inc.	115	1,325
*	Manhattan Associates, Inc.	267,770	5,907,006
#	Marchex, Inc. Class B	279,201	2,465,345
*	Mastec, Inc.	636,600	5,544,786
*	Mattson Technology, Inc.	504,517	2,996,831
	Maximus, Inc.	212,800	7,728,896
* #	Maxwell Technologies, Inc.	160,332	1,669,056
*	MDI, Inc.	83,100	45,713
* #	Mechanical Technology, Inc.	260,780	185,154
*	MedQuist, Inc.	34,644	329,118
*	Mentor Graphics Corp.	40,841	371,653
*	Mercury Computer Systems, Inc.	196,106	1,257,039
*	Merix Corp.	185,600	504,832
	Mesa Laboratories, Inc.	31,262	750,288
	Methode Electronics, Inc.	358,276	3,815,639

38

	Micrel, Inc.	527,371	$3,876,177
*	MicroStrategy, Inc.	22,657	1,507,144
*	Microtune, Inc.	524,888	2,645,436
* #	Midway Games, Inc.	150,000	300,000
* #	Mindspeed Technologies, Inc.	1,042,980	604,928
* #	MIPS Technologies, Inc.	433,092	1,606,771
*	MIVA, Inc.	320,469	672,985
* #	Mobility Electronics, Inc.	283,590	385,682
	Mocon, Inc.	72,775	785,242
*	Moldflow Corp.	111,837	1,863,204
*	Monolithic Power Systems	283,490	4,717,274
* #	MoSys, Inc.	303,966	1,428,640
*	Motive, Inc.	79,300	126,880
*	MRV Communications, Inc.	1,232,392	1,971,827
*	MSC. Software Corp.	398,108	5,044,028
*	MTM Technologies, Inc.	41,700	18,765
	MTS Systems Corp.	188,648	5,883,931
*	Multi-Fineline Electronix, Inc.	78,858	1,677,310
*	Nanometrics, Inc.	126,071	803,072
* #	Napco Security Systems, Inc.	323,601	1,779,806
*	Napster, Inc.	4,500	8,280
*	NCI, Inc.	20,730	367,336
* #	NeoMagic Corp.	118,974	157,046
* #	Neonode, Inc.	6,920	22,767
*	NETGEAR, Inc.	67,160	1,465,431
* #	Netlogic Microsystems, Inc.	199,008	4,696,589
*	NetManage, Inc.	86,312	409,982
*	NetScout Systems, Inc.	320,068	2,973,432
*	Network Engines, Inc.	348,071	501,222
*	Network Equipment Technologies, Inc.	247,610	1,411,377
*	Newport Corp.	389,742	4,096,188
	NIC, Inc.	618,030	3,720,541
* #	NMS Communications Corp.	452,908	575,193
*	Novatel Wireless, Inc.	296,494	3,136,907
*	Nu Horizons Electronics Corp.	129,666	770,216
*	NumereX Corp. Class A	129,359	1,029,698
* #	NYFIX, Inc.	214,349	1,041,736
	O.I. Corp.	25,700	263,939
* #	Oculus Innovative Sciences, Inc.	13,680	78,250
*	Omniture, Inc.	39,326	903,711
* #	OmniVision Technologies, Inc.	210,700	3,341,702
*	Omtool, Ltd.	30,770	86,771
* #	On2 Technologies, Inc.	785,500	840,485
*	Online Resources Corp.	247,131	2,530,621
*	Onvia, Inc.	45,911	351,219
*	OpenTV Corp.	159,125	213,228
	Openwave Systems, Inc.	232,009	477,939
*	Oplink Communications, Inc.	200,513	2,492,377
*	OPNET Technologies, Inc.	204,034	1,624,111
	OPTi, Inc.	118,200	325,050
*	Optical Cable Corp.	48,605	199,767
*	Orthovita, Inc.	56,074	160,932
*	OSI Systems, Inc.	156,242	3,304,518
*	Overland Storage, Inc.	122,200	163,748
*	OYO Geospace Corp.	57,140	2,750,720

39

*	Packeteer, Inc.	338,625	$1,513,654
* #	Palm, Inc.	224,669	1,453,608
*	PAR Technology Corp.	132,150	1,046,628
	Park Electrochemical Corp.	191,800	4,516,890
* #	Parkervision, Inc.	238,960	2,076,562
*	PC Connection, Inc.	254,559	2,527,771
*	PC-Tel, Inc.	217,017	1,449,674
*	PDF Solutions, Inc.	270,546	1,542,112
*	Peerless Systems Corp.	101,700	203,400
	Pegasystems, Inc.	342,478	3,219,293
*	Perceptron, Inc.	76,350	900,930
*	Perficient, Inc.	267,417	2,259,674
*	Performance Technologies, Inc.	131,275	615,680
*	Pericom Semiconductor Corp.	241,295	3,216,462
*	Pervasive Software, Inc.	225,700	864,431
*	Pfsweb, Inc.	113,830	111,553
*	Phoenix Technologies, Ltd.	222,419	3,672,138
*	Photon Dynamics, Inc.	162,600	1,682,910
*	Photronics, Inc.	396,926	3,997,045
*	Pinnacle Data Systems, Inc.	10,249	23,060
*	Pixelworks, Inc.	113,400	86,184
*	Planar Systems, Inc.	136,502	636,099
*	PlanetOut, Inc.	9,920	37,498
*	PLATO Learning, Inc.	196,730	747,574
*	PLX Technology, Inc.	275,101	1,777,152
*	Power Integrations, Inc.	260,001	6,838,026
* #	Powerwave Technologies, Inc.	858,986	2,456,700
*	Presstek, Inc.	342,415	1,609,351
	QAD, Inc.	299,569	2,618,233
#	Quality Systems, Inc.	33,369	1,087,162
	Qualstar Corp.	9,534	33,369
*	Quantum Corp.	1,920,823	4,802,058
*	QuickLogic Corp.	259,468	775,809
* #	Rackable Systems, Inc.	209,695	1,937,582
*	Radiant Systems, Inc.	303,201	4,329,710
*	RadiSys Corp.	210,368	2,000,600
*	Radyne Corp.	111,100	1,015,454
*	RAE Systems, Inc.	551,500	1,268,450
*	Ramtron International Corp.	241,261	945,743
*	RealNetworks, Inc.	37,800	221,130
	Relm Wireless Corp.	115,041	258,842
	REMEC, Inc.	212,010	207,770
#	Renaissance Learning, Inc.	269,886	3,551,700
* #	Research Frontiers, Inc.	6,000	45,300
*	RF Micro Devices, Inc.	802,322	2,527,314
*	RF Monolithics, Inc.	83,700	444,447
	Richardson Electronics, Ltd.	131,104	566,369
*	RightNow Technologies, Inc.	318,982	3,645,964
*	Rimage Corp.	97,543	2,245,440
*	Rofin-Sinar Technologies, Inc.	193,865	7,632,465
*	Rogers Corp.	104,247	3,302,545
*	Rudolph Technologies, Inc.	267,647	2,331,205
*	S1 Corp.	638,990	4,524,049
*	Saba Software, Inc.	280,253	955,663
*	Safeguard Scientifics, Inc.	1,183,600	1,822,744

40

*	Sapient Corp.	890,027	$6,568,399
* #	SatCon Technology Corp.	315,637	609,179
*	ScanSource, Inc.	237,698	8,074,601
*	Schmitt Industries, Inc.	17,800	109,292
*	Scientific Learning Corp.	89,170	446,742
*	SCM Microsystems, Inc.	127,744	380,677
*	Seachange International, Inc.	265,482	1,566,344
*	Secure Computing Corp.	643,355	5,224,043
*	Selectica, Inc.	261,300	384,111
* #	Semitool, Inc.	310,427	2,439,956
*	Semtech Corp.	104,674	1,333,547
*	SI International, Inc.	119,583	2,975,225
*	Sigmatel, Inc.	191,722	557,911
*	Sigmatron International, Inc.	18,200	131,404
*	Silicon Storage Technology, Inc.	1,014,948	2,872,303
* #	Simulations Plus, Inc.	123,672	336,388
*	SM&A	179,751	1,112,659
* #	Smith Micro Software, Inc.	266,703	1,365,519
* #	Sonic Foundry, Inc.	346,008	259,506
* #	Sonic Solutions, Inc.	254,917	2,301,901
*	SonicWALL, Inc.	597,182	4,974,526
* #	Sourcefire, Inc.	76,900	461,400
* #	SourceForge, Inc.	662,665	1,139,784
*	Spectrum Control, Inc.	130,127	1,172,444
*	SPSS, Inc.	194,669	7,403,262
*	SRS Labs, Inc.	164,100	722,040
*	Stamford Industrial Group, Inc.	13,400	22,914
*	Standard Microsystems Corp.	214,865	6,091,423
	StarTek, Inc.	131,600	1,133,076
* #	STEC, Inc.	446,325	3,249,246
*	SteelCloud, Inc.	75,500	64,175
* #	Stratasys, Inc.	200,026	3,752,488
*	SumTotal Systems, Inc.	265,874	1,207,068
*	Sunair Electronics, Inc.	46,583	78,725
*	Sunrise Telecom, Inc.	275,600	468,520
* #	Supertex, Inc.	128,300	2,655,810
*	SupportSoft, Inc.	445,419	1,563,421
*	Sykes Enterprises, Inc.	403,892	6,781,347
*	Symmetricom, Inc.	455,290	1,557,092
* #	Synaptics, Inc.	147,354	3,947,614
*	SYNNEX Corp.	278,000	5,785,180
*	Synplicity, Inc.	258,762	1,436,129
*	Taitron Components, Inc.	15,500	24,800
*	Technical Communications Corp.	7,300	47,815
*	Technology Solutions Co.	22,600	58,986
*	TechTeam Global, Inc.	89,657	784,499
*	Techwell, Inc.	57,902	577,862
*	Tekelec	332,876	3,964,553
*	TeleCommunication Systems, Inc.	326,415	1,011,887
* #	Telkonet, Inc.	558,600	458,052
*	Telular Corp.	177,284	624,040
* #	Terremark Worldwide, Inc.	519,821	2,599,105
*	Tessco Technologies, Inc.	80,250	1,307,273
*	The Knot, Inc.	207,664	2,398,519
	TheStreet.com, Inc.	274,595	2,487,831

41

*	Think Partnership, Inc.	637,978	$650,738
*	ThinkEngine Networks, Inc.	82,975	39,828
*	Tier Technologies, Inc. Class B	169,900	1,367,695
*	TII Network Technologies, Inc.	57,160	93,171
*	TNS, Inc.	214,400	3,827,040
*	Tollgrade Communications, Inc.	128,895	711,500
*	Track Data Corp.	18,673	31,184
*	Transact Technologies, Inc.	91,000	444,080
*	Transcat, Inc.	42,500	318,325
*	Trans-Lux Corp.	7,545	36,971
*	Transwitch Corp.	339,260	220,519
* #	Travelzoo, Inc.	149,470	1,509,647
	Trio-Tech International	27,575	147,526
*	Triquint Semiconductor, Inc.	1,347,578	6,360,568
*	Troy Group, Inc.	14,400	57,168
	TSR, Inc.	100,400	426,198
*	TTM Technologies, Inc.	388,141	4,277,314
*	Tumbleweed Communications Corp.	498,605	638,214
*	Tyler Technologies, Inc.	388,250	5,377,263
*	Ulticom, Inc.	386,764	2,707,348
*	Ultimate Software Group, Inc.	243,491	6,637,565
*	Ultra Clean Holdings, Inc.	176,428	1,693,709
* #	Ultratech, Inc.	227,787	2,193,589
*	Unica Corp.	98,069	738,460
	United Online, Inc.	571,353	5,702,103
* #	Universal Display Corp.	316,031	5,385,168
* #	UTStarcom, Inc.	39,500	111,390
* #	Veeco Instruments, Inc.	305,293	4,732,042
* #	Vertical Communications, Inc.	20,016	9,968
*	Viasat, Inc.	257,152	5,392,477
*	Vicon Industries, Inc.	45,650	248,793
*	Video Display Corp.	96,880	764,383
*	Vignette Corp.	283,065	3,580,772
*	Virage Logic Corp.	208,635	1,339,437
* #	Vitesse Semiconductor, Inc.	1,141,911	947,786
*	Vocus, Inc.	144,519	3,549,387
*	Volterra Semiconductor Corp.	125,916	1,089,173
* #	Vyyo, Inc.	177,401	257,231
	Wayside Technology Group, Inc.	48,200	484,410
*	Websense, Inc.	190,286	3,704,868
*	Website Pros, Inc.	165,110	1,822,814
*	Westell Technologies, Inc.	507,227	892,720
*	White Electronics Designs Corp.	224,456	940,471
*	Wind River Systems, Inc.	256,842	1,856,968
*	Winland Electronics, Inc.	20,500	46,843
*	Wireless Telecom Group, Inc.	225,386	369,633
*	Wireless Xcessories Group, Inc.	13,300	18,886
*	WJ Communications, Inc.	558,094	401,828
*	WPCS International, Inc.	14,126	91,536
*	X-Rite, Inc.	281,730	2,307,369
*	Zhone Technologies, Inc.	859,441	928,196
*	ZILOG, Inc.	152,239	508,478
* #	Zix Corp.	340,495	1,334,740
*	Zones, Inc.	147,800	1,371,584
*	Zoran Corp.	61,179	839,988
*	Zygo Corp.	180,963	2,305,469
Total Information Technology			812,333,435

42

Materials — (3.9%)
	A. Schulman, Inc.	248,233	$5,073,883
	A.M. Castle & Co.	187,261	4,162,812
*	AEP Industries, Inc.	78,051	2,371,970
	AMCOL International Corp.	281,330	8,107,931
*	American Pacific Corp.	71,838	1,157,310
#	American Vanguard Corp.	258,715	3,909,184
*	Amerigon, Inc.	135,242	2,455,995
	Arch Chemicals, Inc.	231,263	8,073,391
* #	Arrowhead Research Corp.	106,521	259,911
*	Atlantis Plastics, Inc.	35,150	17,927
	Balchem Corp.	158,512	3,176,580
* #	Basin Water, Inc.	97,289	755,936
*	Brush Engineered Materials, Inc.	132,685	3,685,989
*	Buckeye Technologies, Inc.	269,390	2,912,106
#	Calgon Carbon Corp.	385,472	6,298,612
*	Canyon Resources Corp.	108,775	48,949
*	Caraustar Industries, Inc.	258,224	568,093
	Chesapeake Corp.	166,322	582,127
* #	Constar International, Inc.	124,477	360,983
*	Continental Materials Corp.	14,900	349,405
*	Core Molding Technologies, Inc.	101,972	724,001
	Deltic Timber Corp.	123,292	5,861,302
*	Detrex Corp.	10,200	79,050
#	Empire Resources, Inc.	95,500	468,905
	Ferro Corp.	300,105	4,831,691
	Flamemaster Corp.	189	1,068
* #	Flotek Industries, Inc.	178,400	4,055,032
	Friedman Industries, Inc.	145,488	747,808
#	General Maritime Corp.	70,308	1,655,050
* #	General Moly, Inc.	400,000	4,276,000
#	Georgia Gulf Corp.	200,800	1,216,848
	Gibraltar Industries, Inc.	286,490	3,131,336
	Glatfelter Co.	338,800	4,461,996
*	Graphic Packaging Corp.	635,429	1,957,121
*	H&E Equipment Services, Inc.	29,830	465,348
	Hawkins, Inc.	102,018	1,505,786
*	Haynes International, Inc.	20,679	1,174,774
* #	Headwaters, Inc.	63,700	780,962
* #	Hecla Mining Co.	707,719	8,138,769
*	ICO, Inc.	240,599	1,874,266
*	Impreso, Inc.	31,500	81,900
#	Innophos Holdings, Inc.	50,500	667,610
	KMG Chemicals, Inc.	75,103	1,221,175
	Koppers Holdings, Inc.	118,208	4,937,548
*	Landec Corp.	250,749	2,352,026
* #	LSB Industries, Inc.	171,054	4,079,638
*	Material Sciences Corp.	138,299	1,020,647
*	Maxxam, Inc.	27,635	801,415
	Metal Management, Inc.	28,603	1,735,344
* #	Mines Management, Inc.	166,617	699,791
*	Mod-Pac Corp.	26,617	164,759

43

	Myers Industries, Inc.	326,847	$3,977,728
* #	Nanophase Technologies Corp.	177,915	567,549
	Neenah Paper, Inc.	55,667	1,450,125
#	Nevada Chemicals, Inc.	62,550	544,185
	NewMarket Corp.	93,600	6,266,520
#	NL Industries, Inc.	234,189	2,543,293
	NN, Inc.	162,400	1,581,776
*	Northern Technologies International Corp.	35,341	278,487
*	Northwest Pipe Co.	84,859	3,542,015
	Olympic Steel, Inc.	78,200	3,229,660
*	OMNOVA Solutions, Inc.	412,100	1,607,190
	Penford Corp.	84,454	1,848,698
*	Peoplesupport, Inc.	145,612	1,690,555
*	PolyOne Corp.	696,452	4,526,938
	Quaker Chemical Corp.	98,329	2,310,732
*	Rock of Ages Corp.	34,100	166,067
#	Royal Gold, Inc.	253,781	7,996,639
	Schweitzer-Maudoit International, Inc.	146,820	3,372,455
*	Solitario Resources Corp.	3,137	18,132
	Spartech Corp.	290,589	4,117,646
	Stepan Co.	85,071	2,900,921
* #	Stillwater Mining Co.	140,575	2,886,005
*	Symyx Technologies, Inc.	71,602	468,993
#	Synalloy Corp.	87,058	1,135,236
	Tronox, Inc. Class A	129,900	580,653
	Tronox, Inc. Class B	42,100	185,661
*	U.S. Concrete, Inc.	375,166	1,496,912
#	U.S. Energy Corp.	71,870	282,449
*	U.S. Gold Corp.	481,181	1,688,945
*	UFP Technologies, Inc.	11,800	71,036
*	United States Lime & Minerals, Inc.	55,745	1,669,563
*	Universal Stainless & Alloy Products, Inc.	64,399	1,957,086
	Vulcan International Corp.	8,251	466,182
	Wausau Paper Corp.	482,100	3,779,664
*	Webco Industries, Inc.	3,750	420,000
	Wellman, Inc.	256,030	12,802
*	Williams Industries, Inc.	5,800	12,992
Total Materials			191,149,550

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	35,000	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	7,600	—
* ●	ePresence, Inc. Escrow Shares	191,500	5,745
# ●	EquiMed, Inc.	6,533	1
* ●	iGo Escrow Shares	11,200	—
* ●	Noel Group, Inc.	43,600	501
* ●	Petrocorp, Inc. Escrow Shares	37,100	2,226
* ●	Tripos Escrow Shares	1,300	312
Total Other			8,785

Telecommunication Services — (0.9%)
	Alaska Communications Systems Group, Inc.	419,255	4,750,159
*	Arbinet-thexchange, Inc.	150,786	753,930
*	Cbeyond, Inc.	806	13,210
*	Centennial Communications Corp.	268,661	1,415,843

44

	Consolidated Communications Holdings, Inc.	262,201	$3,778,316
	D&E Communications, Inc.	133,862	1,457,757
#	FairPoint Communications, Inc.	243,200	2,393,088
* #	FiberTower Corp.	460,843	691,265
*	General Communications, Inc. Class A	500,575	2,898,329
* #	GoAmerica, Inc.	117	690
	Hickory Tech Corp.	124,300	1,138,588
#	Iowa Telecommunications Services, Inc.	251,477	3,980,881
* #	LCC International, Inc. Class A	209,180	343,055
*	Lynch Interactive Corp.	1	2,779
*	Metro One Telecommunications, Inc.	18,385	19,488
*	Nexstar Broadcasting Group, Inc.	75,560	559,144
* #	Nextwave Wireless, Inc.	24,066	129,716
*	Occam Networks, Inc.	7,300	42,340
*	PAETEC Holding Corp.	309,121	2,386,414
*	Point.360	84,700	148,225
*	Premiere Global Services, Inc.	690,525	9,757,118
*	Rural Cellular Corp. Class A	143,338	6,311,172
	Shenandoah Telecommunications Co.	2,100	31,269
*	Spark Networks, Inc.	33,800	159,536
	SureWest Communications	132,297	1,662,973
* #	Terrestar Corp.	49,225	265,323
*	Xeta Corp.	85,800	361,218
Total Telecommunication Services			45,451,826

Utilities — (1.4%)
*	AMEN Properties, Inc.	12,375	91,575
	American States Water Co.	165,279	5,379,831
	Artesian Resources Corp. Class A	3,800	71,744
* #	Cadiz, Inc.	30,203	450,629
#	California Water Service Group	204,531	7,694,456
#	Central Vermont Public Service Corp.	140,100	3,355,395
	CH Energy Group, Inc.	151,294	5,413,299
	Chesapeake Utilities Corp.	65,850	1,887,261
	Connecticut Water Services, Inc.	93,287	2,243,552
	Delta Natural Gas Co., Inc.	20,000	510,400
#	Empire District Electric Co.	300,150	6,156,077
	Energy West, Inc.	17,912	168,373
	EnergySouth, Inc.	76,425	3,879,333
* #	Environmental Power Corp.	95,593	471,273
	Florida Public Utilities Co.	38,597	461,234
	Laclede Group, Inc.	211,400	7,219,310
*	Maine & Maritimes Corp.	29,300	943,460
#	MGE Energy, Inc.	205,779	6,494,385
	Middlesex Water Co.	115,248	2,172,425
	Otter Tail Corp.	37,824	1,227,389
	RGC Resources, Inc.	4,698	130,370
#	SJW Corp.	179,225	5,416,180
#	Southwest Water Co.	238,602	2,617,464
	UIL Holdings Corp.	191,201	5,619,397
	Unitil Corp.	42,201	1,130,987
	York Water Co.	26,326	405,420
Total Utilities			71,611,219

TOTAL COMMON STOCKS			4,029,061,687

45

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	112	$123
*	Del Global Technologies Corp. Warrants 03/28/08	4,265	4,265
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
* ●	Imperial Credit Industries, Inc. Warrants 01/31/08	1,010	—
* ●	Mossimo, Inc. Contingent Rights	149,150	—
*	Security Bank Corp. Rights 03/10/08	63,802	3,588
* ●	Tengasco, Inc. Warrants 09/12/08	2,306	—
TOTAL RIGHTS/WARRANTS			7,976

TEMPORARY CASH INVESTMENTS — (0.6%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	29,841,111	29,841,111

		Face Amount
		(000)
SECURITIES LENDING COLLATERAL — (18.1%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $1,004,456,048 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 12/01/19 to 02/01/38, valued at $809,670,254) to be repurchased at $786,293,973	$786,088	786,087,625
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $108,215,222 FNMA 6.546%(r), 07/01/35 & 5.990(r)%, 01/01/37, valued at $35,082,854) to be repurchased at $33,905,526	33,897	33,896,628
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $168,690,439 FNMA, rates ranging from 4.223%(r) to 6.968%(r), maturities ranging from 02/01/11 to 04/01/36, valued at $81,836,873) to be repurchased at $79,472,962	79,452	79,451,973

TOTAL SECURITIES LENDING COLLATERAL			899,436,226

TOTAL INVESTMENTS - (100.0%) (Cost $5,272,192,373) ##			$4,958,347,000

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$4,058,825,927
Level 2 – Other Significant Observable Inputs	899,521,073
Level 3 – Significant Unobservable Inputs	—
Total	$4,958,347,000

46

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.6%)
COMMON STOCKS — (4.6%)
#	ABC Learning Centres, Ltd.	82,857	$165,177
	Amcor, Ltd.	1,287,900	8,425,727
	Amcor, Ltd. Sponsored ADR	77,103	2,042,505
	Ansell, Ltd.	180,151	2,124,747
	APN News & Media, Ltd.	509,371	2,334,897
	Australia & New Zealand Banking Group, Ltd.	2,744,157	55,375,377
	AXA Asia Pacific Holdings, Ltd.	2,171,146	11,564,208
#	Bendigo Bank, Ltd.	140,341	1,308,901
	BlueScope Steel, Ltd.	1,701,744	17,022,792
#	Boral, Ltd.	1,138,097	6,326,502
	Brickworks, Ltd.	78,415	716,882
	Caltex Australia, Ltd.	265,507	3,604,356
#	Challenger Financial Services Group, Ltd.	292,453	584,826
	Commonwealth Bank of Australia	2,014,458	78,007,626
*	Crown, Ltd.	171,766	1,856,099
#	CSR, Ltd.	1,545,200	4,814,212
	Downer EDI, Ltd.	234,820	1,341,124
#	Fairfax Media, Ltd.	1,901,264	6,798,840
	Foster’s Group, Ltd.	4,375,240	21,556,203
	Futuris Corp., Ltd.	554,683	1,027,052
	Goodman Fielder, Ltd.	1,645,429	2,841,716
#	Insurance Australia Group, Ltd.	2,618,839	9,091,826
	Lend Lease Corp., Ltd.	662,249	8,459,270
#	Metcash, Ltd.	400,000	1,539,594
	National Australia Bank, Ltd.	2,937,832	77,651,985
	Oil Search, Ltd.	1,137,693	4,456,249
	Onesteel, Ltd.	540,224	3,505,712
	Origin Energy, Ltd.	1,611,870	13,137,270
#	Publishing and Broadcasting, Ltd.	190,851	775,135
	Qantas Airways, Ltd.	2,105,647	8,189,411
#	Santos, Ltd.	963,422	11,419,730
#	Seven Network, Ltd.	195,723	2,040,125
#	Sims Group, Ltd.	125,767	3,759,322
	Suncorp-Metway, Ltd.	1,277,703	16,390,663
#	Symbion Health, Ltd.	1,381,525	5,260,571
	TABCORP Holdings, Ltd.	1,205,999	17,001,285
#	Washington H. Soul Pattinson & Co., Ltd.	113,801	810,554
	Zinifex, Ltd.	497,511	5,005,588

TOTAL — AUSTRALIA			418,334,059

1

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
	Erste Bank der Oesterreichischen Sparkassen AG	270,644	$15,659,913
	OMV AG	457,110	33,028,271
	Wienerberger AG	221,811	10,705,825

TOTAL — AUSTRIA			59,394,009

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
	Ackermans & Van Haaren	26,443	2,713,408
	Delhaize Group	225,915	17,109,001
	Delhaize Group Sponsored ADR	52,900	3,996,066
	Dexia SA	1,535,241	36,093,535
	Fortis	161,731	3,572,999
	UCB SA	38,029	1,802,659
TOTAL COMMON STOCKS			65,287,668

RIGHTS/WARRANTS — (0.0%)
*	Cumerio NV SA- Strip	2,009	31
*	Umicore Strip VVPR Rights	10,045	305
TOTAL RIGHTS/WARRANTS			336

TOTAL — BELGIUM			65,288,004

CANADA — (6.4%)
COMMON STOCKS — (6.4%)
	Astral Media, Inc. Class A	40,138	1,532,116
#	Bank of Montreal	375,400	18,997,891
	Barrick Gold Corp.	1,637,120	84,978,878
#	BCE, Inc.	589,125	21,392,256
#	Biovail Corp.	191,400	2,706,922
#	Canadian Pacific Railway, Ltd.	275,000	20,069,342
#	Canadian Tire Corp. Class A	58,200	3,621,202
#	Canadian Utilities, Ltd. Class A	1,600	73,217
*	CGI Group, Inc.	555,500	6,151,842
	Corus Entertainment, Inc. Class B	105,900	2,151,892
*	Domtar Corp.	315,000	1,987,452
	E-L Financial Corp., Ltd.	600	324,917
	Empire Co., Ltd. Class A	65,500	2,524,836
	EnCana Corp.	1,313,986	100,232,734
#	Fairfax Financial Holdings, Inc.	47,800	14,486,909
#	George Weston, Ltd.	138,400	6,482,337
#	Gerdau Ameristeel Corp.	235,400	3,520,536
	Goldcorp, Inc.	440,700	19,056,329
#	Industrial Alliance Insurance & Financial Services, Inc.	144,400	5,164,216
#	ING Canada, Inc.	132,500	5,384,811
	Jean Coutu Group PJC, Inc. Class A	307,800	3,249,217
*	Kinross Gold Corp.	130,300	3,230,196
	Loblaw Companies, Ltd.	34,600	1,013,480
*	Lundin Mining Corp.	411,100	3,500,145
	Magna International, Inc. Class A	291,268	21,315,757
#	Manitoba Telecom Services, Inc.	40,500	1,701,885
#	Manulife Financial Corp.	928,000	35,922,581
	Maple Leaf Foods, Inc.	87,700	1,151,216
*	MDS, Inc.	316,264	5,298,647
	Metro, Inc. Class A	39,600	856,173

2

#	National Bank of Canada	262,300	$12,943,775
	Northbridge Financial Corp.	22,000	794,392
	Onex Corp.	168,200	5,861,580
#	Petro-Canada	927,000	44,529,906
#	Power Corp. of Canada, Ltd.	470,296	16,417,953
#	Quebecor, Inc. Class B	70,700	2,124,053
	Sherritt International Corp.	461,300	7,775,430
#	Sun Life Financial, Inc.	1,300,100	62,267,426
#	The Thomson Corp.	155,100	5,157,656
	Torstar Corp. Class B	59,600	1,023,358
#	Transalta Corp.	198,755	7,065,723
#	TransCanada Corp.	436,602	17,539,490

TOTAL — CANADA			581,580,674

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	2,040	20,962,718
*	Alm. Brand A.S.	11,571	649,634
	Carlsberg A.S. Series B	68,850	8,557,178
#	Dampskibsselsk Torm A.S.	29,600	893,282
#	Dampskibsselskabet Torm A.S. ADR	15,086	455,899
	Danisco A.S.	100,730	7,090,097
#	Danske Bank A.S.	824,953	31,511,711
*	Jyske Bank A.S.	95,900	6,614,658
#	Sydbank A.S.	71,200	2,579,408

TOTAL — DENMARK			79,314,585

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
	Fortum Oyj	412,740	17,232,901
	Kesko Oyj	157,000	7,153,120
	OKO Bank P.L.C. Class A	117,000	2,042,858
	Outokumpu Oyj Series A	343,267	13,019,698
	Sampo Oyj	506,274	13,740,354
	Stora Enso Oyj Series R	922,500	11,519,842
	Stora Enso Oyj Sponsored ADR	91,500	1,152,918
	UPM-Kymmene Oyj	865,900	14,980,464
	UPM-Kymmene Oyj Sponsored ADR	69,300	1,208,793

TOTAL — FINLAND			82,050,948

FRANCE — (8.4%)
COMMON STOCKS — (8.3%)
	Air France-KLM	192,225	5,178,978
*	Atos Origin SA	30,931	1,666,783
#	AXA SA	2,905,543	97,964,171
	AXA SA Sponsored ADR	90,300	3,039,498
	BNP Paribas SA	1,666,604	148,993,495
	Capgemini SA	163,541	8,936,352
	Casino Guichard Perrachon SA	72,621	8,213,910
	Ciments Francais SA	29,707	4,688,673
	CNP Assurances	74,461	8,193,329
	Compagnie de Saint-Gobain	598,264	46,768,698

3

	Compagnie Generale des Establissements Michelin Series B	218,241	$21,494,509
	Credit Agricole SA	1,115,732	30,263,911
	Esso Ste Anonyme Francaise	2,114	490,093
	Euler Hermes SA	10,758	1,099,797
#	European Aeronautic Defence & Space Co.	497,789	13,054,019
	France Telecom SA	857,969	28,801,073
	France Telecom SA Sponsored ADR	123,605	4,134,587
	Imerys SA	35,350	2,964,927
	Lafarge SA	243,683	42,125,475
	Lafarge SA Prime Fidelity	85,542	14,848,751
	Lagardere SCA	51,716	4,063,183
	Nexans SA	23,976	2,617,697
	Peugeot SA	335,527	25,506,367
	PPR SA	111,479	15,204,244
	Renault SA	394,997	42,203,813
#	Safran SA	162,598	3,253,974
	Schneider Electric SA	296,939	33,810,571
*	SCOR SE (4797364)	6	18
	SCOR SE (B1LB9P6)	193,766	4,386,616
	Societe BIC SA	47,060	2,975,530
	Societe Generale Paris	293,528	31,407,111
	Technip SA	94,961	7,752,299
*	Thomson	310,958	2,388,733
	Vivendi SA	2,298,948	90,855,085
TOTAL COMMON STOCKS			759,346,270

RIGHTS/WARRANTS — (0.1%)
*	Societe Generale d’Enterprise SA Rights 02/28/08	73,382	8,063,442

TOTAL — FRANCE			767,409,712

GERMANY — (11.2%)
COMMON STOCKS — (11.2%)
	Allianz SE	464,749	80,119,148
	Allianz SE Sponsored ADR	2,772,640	48,659,832
#	AMB Generali Holding AG	36,508	5,507,891
	BASF AG	30,356	3,881,770
	Bayerische Motoren Werke AG	730,223	40,236,007
	Bilfinger Berger AG	21,332	1,693,581
	Commerzbank AG	1,122,000	33,731,882
	Daimler AG	1,734,297	144,420,630
	Daimler AG Sponsored ADR	34,800	2,895,012
	Deutsche Bank AG	801,377	88,905,734
#	Deutsche Bank AG ADR	128,363	14,243,159
	Deutsche Lufthansa AG	407,381	9,534,673
	Deutsche Postbank AG	14,003	1,359,645
	Deutsche Telekom AG	2,048,449	38,937,114
	Deutsche Telekom AG Sponsored ADR	2,860,650	54,037,679
	E.ON AG	622,579	117,215,943
#	E.ON AG Sponsored ADR	1,091,708	68,665,704
	Fraport AG	33,126	2,481,763
	Hannover Rueckversicherung AG	110,141	5,258,043
	Hypo Real Estate Holding AG	84,277	2,426,863
*	Infineon Technologies AG	1,247,436	10,088,448

4

*	Infineon Technologies AG ADR	98,600	$795,702
	Lanxess AG	44,897	1,711,701
	Linde AG	137,956	18,338,146
	Munchener Rueckversicherungs-Gesellschaft AG	400,549	70,475,953
	Salzgitter AG	24,135	4,230,406
	SCA Hygiene Products AG	3,195	1,621,715
#	Suedzucker AG	102,666	2,263,338
	ThyssenKrupp AG	507,012	29,156,758
# *	TUI AG	329,789	7,939,456
	Vattenfall Europe AG	41,275	3,757,524
	Volkswagen AG	451,652	102,838,218

TOTAL — GERMANY			1,017,429,438

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
	Alpha Bank A.E.	126,890	3,849,166
	Bank of Greece	7,860	1,080,410
	Hellenic Petroleum S.A.	383,147	5,364,816
	Hellenic Telecommunication Organization Co. S.A.	311,440	8,651,175
#	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	86,500	1,201,485
	National Bank of Greece S.A.	19,698	1,067,293
	National Bank of Greece S.A. ADR	725,141	7,925,791

TOTAL — GREECE			29,140,136

HONG KONG — (2.8%)
COMMON STOCKS — (2.8%)
	Cathay Pacific Airways, Ltd.	1,576,000	3,247,571
	Cheung Kong Holdings, Ltd.	3,320,000	49,633,813
	Cheung Kong Infrastructure Holdings, Ltd.	610,000	2,412,718
#	CITIC International Financial Holdings, Ltd.	1,425,000	715,065
	Dah Sing Banking Group, Ltd.	304,000	526,422
	Dah Sing Financial Holdings, Ltd.	194,400	1,421,675
	Great Eagle Holdings, Ltd.	513,745	1,550,645
	Hang Lung Group, Ltd.	2,267,000	10,354,617
	Henderson Land Development Co., Ltd.	1,910,000	14,828,837
	Hong Kong and Shanghai Hotels, Ltd.	1,137,066	1,831,350
	Hopewell Holdings, Ltd.	1,455,000	6,668,337
	Hutchison Whampoa, Ltd.	4,729,000	44,229,367
	Hysan Development Co., Ltd.	1,973,191	5,426,699
#	Industrial & Commercial Bank of China (Asia), Ltd.	423,954	919,056
	MTR Corp., Ltd.	3,322,040	12,333,297
#	New World China Land, Ltd.	1,963,600	1,340,257
	New World Development Co., Ltd.	4,023,549	10,815,282
	Sino Land Co., Ltd.	2,545,166	6,366,039
	Sun Hung Kai Properties, Ltd.	2,603,000	45,524,237
	Wharf Holdings, Ltd.	3,613,740	18,301,480
	Wheelock and Co., Ltd.	3,774,000	11,049,579
	Wheelock Properties, Ltd.	1,565,000	1,394,392
	Wing Lung Bank, Ltd.	143,800	1,774,271
TOTAL COMMON STOCKS			252,665,006

5

RIGHTS/WARRANTS — (0.0%)
*	Industrial and Commercial Bank of China (Asia), Ltd. Rights 11/06/08	46,515	$6,635

TOTAL — HONG KONG			252,671,641

IRELAND — (0.9%)
COMMON STOCKS — (0.9%)
	Allied Irish Banks P.L.C.	688,656	13,988,454
#	Allied Irish Banks P.L.C. Sponsored ADR	391,037	15,969,951
	Bank of Ireland P.L.C.	1,247,876	17,546,038
	CRH P.L.C.	496,666	18,393,692
	Irish Life & Permanent P.L.C.	740,650	12,009,881

TOTAL — IRELAND			77,908,016

ITALY — (2.4%)
COMMON STOCKS — (2.4%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	11,657,160
	Banca Popolare di Milano Scarl	1,011,678	12,048,777
*	Banco Popolare Scarl	227,880	4,308,971
	Benetton Group SpA	163,125	2,159,820
#	Buzzi Unicem SpA	163,259	4,005,340
	C.I.R. SpA - Compagnie Industriali Riunite	500,000	1,540,489
	Fiat SpA	147,221	3,111,684
	Fondiaria - Sai SpA	167,605	7,438,271
	Intesa Sanpaolo SpA	2,772,413	18,620,778
#	Italcementi SpA	324,346	6,597,784
	Italmobiliare SpA	29,210	2,634,494
	Milano Assicurazioni SpA	182,000	1,192,624
*	Pirelli & Co. SpA	1,486,658	1,467,321
#	Societe Cattolica di Assicurazoni Scrl SpA	8,800	404,824
	Telecom Italia SpA	1,211,763	3,021,141
	Telecom Italia SpA Sponsored ADR	1,466,900	36,555,148
	UniCredito Italiano SpA	10,390,107	76,437,889
	Unione di Banche Italiane ScpA	962,044	22,618,501
#	Unipol Gruppo Finanziario SpA	1,822,774	5,134,827

TOTAL — ITALY			220,955,843

JAPAN — (10.7%)
COMMON STOCKS — (10.7%)
#	Aichi Steel Corp.	136,000	680,077
	Aioi Insurance Co., Ltd.	1,277,735	6,565,429
	Aisin Seiki Co., Ltd.	44,600	1,776,524
#	Ajinomoto Co., Inc.	1,163,000	13,979,263
#	Alpine Electronics, Inc.	36,800	435,204
	Alps Electric Co., Ltd.	263,100	3,074,386
	Amada Co., Ltd.	631,000	4,743,464
	Aoyama Trading Co., Ltd.	82,000	1,720,193
	Asahi Breweries, Ltd.	66,500	1,243,018
#	Asatsu-Dk, Inc.	32,500	1,049,123
	Bridgestone Corp.	118,000	1,941,207
	Calsonic Kansei Corp.	190,000	782,972
	Canon Marketing Japan, Inc.	124,900	2,217,946

6

#	Chudenko Corp.	41,100	$613,427
	Chuo Mitsui Trust Holdings, Inc.	637,000	4,391,118
#	Citizen Holdings Co., Ltd.	415,800	3,491,604
	Coca-Cola West Japan Co., Ltd.	76,700	1,666,400
#	Comsys Holdings Corp.	149,000	1,207,660
	Cosmo Oil Co., Ltd.	824,000	2,722,879
	Credit Saison Co., Ltd.	62,600	1,715,085
	Dai Nippon Printing Co., Ltd.	1,125,000	17,741,801
#	Dai Nippon Sumitomo Pharma Co., Ltd.	89,000	743,467
#	Daibiru Corp.	42,000	391,360
	Daicel Chemical Industries, Ltd.	485,000	2,731,972
	Daihatsu Motor Co., Ltd.	146,000	1,548,513
#	Daio Paper Corp.	87,000	626,889
	Daiwa House Industry Co., Ltd.	761,000	7,770,567
#	Ebara Corp.	253,000	720,848
	Edion Corp.	53,900	530,039
# *	Elpida Memory, Inc.	146,500	4,861,223
#	Ezaki Glico Co., Ltd.	157,600	1,693,451
	Fuji Electric Holdings Co., Ltd.	781,780	2,985,705
#	Fuji Heavy Industries, Ltd.	850,000	3,708,105
	FUJIFILM Holdings Corp.	1,037,400	38,900,390
	Fujikura, Ltd.	479,000	2,358,790
	Fukuoka Financial Group, Inc.	1,368,000	7,012,193
#	Funai Electric Co., Ltd.	20,800	587,047
	Futaba Industrial Co., Ltd.	62,500	1,514,198
	Glory, Ltd.	75,400	1,713,454
#	Gunze, Ltd.	248,000	1,149,326
	H20 Retailing Corp.	128,000	920,123
	Hakuhodo Dy Holdings, Inc.	12,670	725,017
	Hankyu Hanshin Holdings, Inc.	2,126,000	9,423,354
#	Heiwa Corp.	81,500	819,370
	Hino Motors, Ltd.	217,000	1,537,347
	Hitachi Cable, Ltd.	236,000	1,055,114
#	Hitachi Kokusai Electric, Inc.	87,000	982,230
	Hitachi Transport System, Ltd.	111,000	1,358,312
	Hitachi, Ltd.	6,459,000	46,800,767
	Hitachi, Ltd. Sponsored ADR	82,800	5,910,264
#	Hokuetsu Paper Mills, Ltd.	162,000	716,710
	House Foods Corp.	117,000	1,780,351
	INPEX Holdings, Inc.	1	2,697
	JS Group Corp.	468,200	7,962,633
#	Juroku Bank, Ltd.	400,000	2,075,260
	Kajima Corp.	1,436,000	4,456,803
	Kamigumi Co., Ltd.	357,000	2,693,493
#	Kandenko Co., Ltd.	129,000	691,587
	Kaneka Corp.	410,000	2,852,456
	Kansai Paint Co., Ltd.	111,000	798,881
	Kinden Corp.	185,000	1,724,365
	Kirin Holdings Co., Ltd.	849,000	14,247,921
	Kissei Pharmaceutical Co., Ltd.	41,000	826,784
	Komori Corp.	77,000	1,606,909
	Kuraray Co., Ltd.	533,000	6,358,034
	Kyocera Corp.	338,100	27,658,655
	Kyocera Corp. Sponsored ADR	13,600	1,102,144
	Mabuchi Motor Co., Ltd.	36,300	1,822,072

7

	MARUI GROUP CO., Ltd.	498,500	$5,105,983
#	Maruichi Steel Tube, Ltd.	105,300	3,126,209
	Matsushita Electric Industrial Co., Ltd.	3,578,135	75,360,531
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	92,000	1,929,240
	Matsushita Electric Works, Ltd.	634,000	6,293,342
	Meiji Dairies Corp.	356,000	2,040,594
#	Meiji Seika Kaisha, Ltd.	408,000	1,916,532
	Millea Holdings, Inc.	1,629,300	60,244,042
	Mitsubishi Heavy Industries, Ltd.	5,275,000	24,667,716
#	Mitsubishi Logistics Corp.	146,000	1,720,481
	Mitsubishi UFJ Financial Group, Inc. ADR	882,500	7,774,825
#	Mitsui Chemicals, Inc.	1,003,800	7,117,584
	Mitsui Sumitoma Insurance Co., Ltd.	2,587,000	27,183,897
#	Musashino Bank, Ltd.	37,500	1,526,180
	Nagase & Co., Ltd.	146,000	1,487,919
	NEC Corp.	3,346,000	14,410,443
	NEC Corp. Sponsored ADR	1,181,101	5,207,474
	Nippon Express Co., Ltd.	1,403,000	7,484,273
#	Nippon Kayaku Co., Ltd.	128,000	763,551
	Nippon Meat Packers, Inc.	270,000	3,321,500
	Nippon Mining Holdings, Inc.	481,000	2,848,891
	Nippon Mitsubishi Oil Corp.	2,643,050	18,030,024
#	Nippon Paint Co., Ltd.	295,000	1,144,088
	Nippon Paper Group, Inc.	1,411	3,342,755
	Nippon Sheet Glass Co., Ltd.	809,000	3,782,534
	Nippon Shokubai Co., Ltd.	163,000	1,201,293
	Nippon Suisan Kaisha, Ltd.	254,000	974,154
	Nippon Television Network Corp.	9,400	1,293,579
#	Nipponkoa Insurance Co., Ltd.	873,000	7,068,481
	Nipro Corp.	42,000	803,939
	Nishi-Nippon Bank, Ltd.	1,123,000	2,926,360
	Nishi-Nippon Railroad Co., Ltd.	78,000	285,612
	Nissan Motor Co., Ltd.	1,283,200	11,539,782
#	Nissay Dowa General Insurance Co., Ltd.	383,000	2,089,138
	Nisshin Seifun Group, Inc.	284,000	2,825,072
	Nisshin Steel Co., Ltd.	1,226,000	4,395,440
	Nisshinbo Industries, Inc.	305,000	3,196,766
	Obayashi Corp.	973,000	4,654,267
	Oji Paper Co., Ltd.	1,480,000	6,221,033
	Ono Pharmaceutical Co., Ltd.	171,400	8,653,347
#	Onward Holdings Co., Ltd.	251,000	2,444,879
#	PanaHome Corp.	106,000	679,872
#	Pioneer Electronic Corp.	218,000	2,290,477
	Q.P. Corp.	156,800	1,559,225
#	Rengo Co., Ltd.	298,000	1,611,062
	Ricoh Co., Ltd.	802,000	12,880,225
#	Rinnai Corp.	45,200	1,397,845
	Rohm Co., Ltd.	50,300	3,668,658
	Sankyo Co., Ltd.	39,600	2,116,152
	Sanwa Holdings Corp.	238,000	1,155,296
	Sapporo Hokuyo Holdings, Inc.	428	3,341,286
#	Sega Sammy Holdings, Inc.	373,300	4,118,671
	Seiko Epson Corp.	257,000	6,559,506
	Seino Holdings Co., Ltd.	216,000	1,431,649
	Sekisui Chemical Co., Ltd.	689,000	4,832,738

8

	Sekisui House, Ltd.	942,000	$9,746,340
#	Shiga Bank, Ltd.	301,000	1,926,976
#	Shimachu Co., Ltd.	53,200	1,375,293
#	Shimizu Corp.	1,131,000	5,411,024
	Shinko Securities Co., Ltd.	615,000	2,110,669
	Shinsei Bank, Ltd.	394,000	1,595,046
	Shizuoka Bank, Ltd.	971,000	10,252,325
	Sohgo Security Services Co., Ltd.	101,300	1,400,784
	Sompo Japan Insurance, Inc.	1,937,000	17,963,962
	Sony Corp.	679,600	32,106,489
	Sony Corp. Sponsored ADR	260,616	12,303,681
#	Sumitomo Bakelite Co., Ltd.	254,000	1,392,584
	Sumitomo Corp.	73,600	1,058,456
	Sumitomo Electric Industries, Ltd.	809,100	11,973,074
	Sumitomo Forestry Co., Ltd.	158,000	1,238,350
	Sumitomo Trust & Banking Co., Ltd.	2,856,000	19,238,882
	Sumitomo Warehouse Co., Ltd.	174,000	839,241
	Suzuken Co., Ltd.	89,800	3,234,648
	Taiheiyo Cement Corp.	1,209,800	2,820,176
	Taisei Corp.	1,343,000	3,540,916
	Taisho Pharmaceutical Co., Ltd.	234,000	4,768,538
	Taiyo Yuden Co., Ltd.	137,000	1,491,906
#	Takashimaya Co., Ltd.	105,000	1,159,629
	TDK Corp.	105,700	7,513,448
	Teijin, Ltd.	1,097,000	4,250,388
	The 77 Bank, Ltd.	494,000	2,911,612
	The Aichi Bank, Ltd.	11,100	874,671
	The Awa Bank, Ltd.	246,600	1,334,602
	The Bank of Iwate, Ltd.	19,600	1,206,204
	The Bank of Kyoto, Ltd.	363,400	4,194,523
#	The Bank of Nagoya, Ltd.	213,000	1,221,976
	The Chiba Bank, Ltd.	847,000	5,386,926
	The Chugoku Bank, Ltd.	247,800	3,353,933
	The Daishi Bank, Ltd.	427,000	1,618,575
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	836,579
	The Gunma Bank, Ltd.	529,000	3,597,684
	The Hachijuni Bank, Ltd.	695,000	4,567,515
	The Higo Bank, Ltd.	278,000	1,618,989
	The Hiroshima Bank, Ltd.	719,000	3,540,704
	The Hokkoku Bank, Ltd.	394,000	1,757,327
	The Hyakugo Bank, Ltd.	303,000	1,720,248
	The Hyakujishi Bank, Ltd.	329,000	1,613,843
	The Iyo Bank, Ltd.	350,000	3,422,247
	The Joyo Bank, Ltd.	1,554,000	7,788,717
	The Kagoshima Bank, Ltd.	273,000	1,894,727
#	The Keiyo Bank, Ltd.	317,000	1,782,692
	The Nanto Bank, Ltd.	317,000	1,406,877
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,839,178
	The San-in Godo Bank, Ltd.	241,000	1,951,952
#	Toda Corp.	269,000	1,169,895
	Tokai Tokyo Securities Co., Ltd.	155,000	645,290
	Tokyo Steel Manufacturing Co., Ltd.	148,400	1,774,032
	Toppan Forms Co., Ltd.	48,500	516,413
	Toppan Printing Co., Ltd.	973,000	10,628,516
	Toshiba TEC Corp.	181,000	1,135,155

9

# TOTO, Ltd.	445,000	$3,747,445
Toyo Ink Manufacturing Co., Ltd.	213,000	740,324
Toyo Seikan Kaisha, Ltd.	287,600	5,043,706
Toyo Suisan Kaisha, Ltd.	88,000	1,434,364
Toyobo Co., Ltd.	743,000	1,509,396
Toyota Auto Body Co., Ltd.	105,100	1,856,248
TV Asahi Corp.	931	1,346,240
UNY Co., Ltd.	258,000	2,054,706
# Wacoal Corp.	135,000	2,036,621
# Yamaguchi Financial Group, Inc.	313,000	3,460,656
Yamaha Corp.	285,400	5,605,618
Yamanashi Chuo Bank, Ltd.	241,000	1,386,251
# Yamazaki Baking Co., Ltd.	155,000	1,508,087
Yokohama Rubber Co., Ltd.	410,000	2,109,592

TOTAL — JAPAN		972,126,063

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	—

NETHERLANDS — (4.8%)
COMMON STOCKS — (4.8%)
Aegon NV	3,298,073	49,254,594
# ArcelorMittal	1,601,039	122,988,574
Heineken Holding NV	74,614	3,793,477
Hunter Douglas NV	38,552	2,238,545
ING Groep NV	3,203,383	106,453,314
ING Groep NV Sponsored ADR	538,200	17,927,442
* Koninklijke Ahold NV	1,358,233	17,849,000
Koninklijke DSM NV	270,057	11,884,175
Koninklijke Philips Electronics NV	2,452,995	95,702,203
Koninklijke Philips Electronics NV ADR	133,700	5,203,604
Sns Reaal	194,551	4,098,954

TOTAL — NETHERLANDS		437,393,882

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Air New Zealand, Ltd.	921,287	1,222,804
Contact Energy, Ltd.	1,278,493	8,013,462

TOTAL — NEW ZEALAND		9,236,266

NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
DNB Nor ASA Series A	2,582,094	37,769,831
Norsk Hydro ASA	672,814	9,504,945
# Norsk Hydro ASA Sponsored ADR	59,900	857,804
Orkla ASA	2,780,950	34,570,021
Storebrand ASA	713,900	5,522,624
Wilh. Wilhelmsen ASA	11,850	426,709

TOTAL — NORWAY		88,651,934

10

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
#	Banco BPI SA	232,343	$1,112,513
#	Banco Comercial Portugues SA	2,008,205	5,785,246
	Banco Espirito Santo SA	320,446	5,776,234
#	Cimpor Cimentos de Portugal SA	279,009	2,327,032
#	Portucel-Empresa Produtora de Pasta de Papel SA	730,671	2,310,428

TOTAL — PORTUGAL			17,311,453

SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
	Allgreen Properties, Ltd.	831,000	746,844
# *	Chartered Semiconductor Manufacturing, Ltd.	1,416,000	730,197
# *	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	67,987	357,612
	DBS Group Holdings, Ltd.	3,365,500	40,973,840
	Fraser & Neave, Ltd.	2,421,450	8,338,381
	Jardine Cycle & Carriage, Ltd.	174,810	2,634,586
	Neptune Orient Lines, Ltd.	259,000	566,006
	Overseas Chinese Banking Corp., Ltd.	1,059,000	5,712,818
	Singapore Airlines, Ltd.	1,489,600	16,157,575
#	Singapore Land, Ltd.	687,000	3,425,080
	United Industrial Corp., Ltd.	1,391,000	2,948,502
	United Overseas Bank, Ltd.	603,000	7,645,666
	UOL Group, Ltd.	1,740,600	4,758,354
#	Wheelock Properties (S), Ltd.	605,000	809,050

TOTAL — SINGAPORE			95,804,511

SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
#	Abertis Infraestructuras SA	221,400	6,986,728
	Acciona SA	50,116	12,731,312
#	Acerinox SA	401,488	10,073,933
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	309,400	6,345,794
#	Banco de Sabadell SA	2,504,343	23,068,422
#	Banco Espanol de Credito SA	363,460	6,219,936
#	Banco Pastor SA	320,162	4,799,849
#	Banco Popular Espanol SA	481,719	7,544,051
	Banco Santander Central Hispano SA	7,329,732	130,978,175
#	Banco Santander SA Sponsored ADR	2,037,500	36,226,750
	Bankinter SA	210,353	3,103,977
#	Cementos Portland Valderrivas SA	18,915	1,803,350
	Gas Natural SDG SA	218,361	13,231,201
	Grupo Catalana Occidente SA	125,781	4,202,012
#	Grupo Ferrovial SA	155,770	10,193,926
	Iberia Lineas Aereas de Espana SA	617,500	2,217,327
	Mapfre SA	732,775	3,304,043
	Repsol YPF SA	1,537,866	53,050,951
	Repsol YPF SA Sponsored ADR	308,300	10,639,433
#	Sol Melia SA	141,496	2,123,450

TOTAL — SPAIN			348,844,620

11

	SWEDEN — (2.3%)
	COMMON STOCKS — (2.3%)
	Electrolux AB Series B	291,700	$4,680,363
	Fabege AB	313,260	3,427,700
	Holmen AB Series A	6,300	249,596
#	Holmen AB Series B	150,400	5,169,021
# *	Lundin Petroleum AB	167,624	2,182,847
	Nordea Bank AB	4,374,518	65,777,196
	Skandinaviska Enskilda Banken AB Series A	743,500	18,523,919
	Skandinaviska Enskilda Banken AB Series C	9,800	228,158
	SSAB Svenskt Stal AB Series A	271,300	7,596,457
	SSAB Svenskt Stal AB Series B	131,700	3,345,303
	Svenska Cellulosa AB	57,000	939,473
	Svenska Cellulosa AB Series B	869,700	14,275,879
	Svenska Handelsbanken AB Series A	762,000	21,228,433
*	Swedbank AB Series A	93,800	2,535,214
	Tele2 AB Series B	490,700	8,624,916
	TeliaSonera AB	3,742,500	29,815,453
	Trelleborg AB Series B	144,600	2,588,336
	Volvo AB Series A	550,700	8,138,374
	Volvo AB Series B	831,800	12,348,997

	TOTAL — SWEDEN		211,675,635

	SWITZERLAND — (5.9%)
	COMMON STOCKS — (5.9%)
	Baloise-Holding AG	206,141	18,591,579
	Banque Cantonale Vaudoise	9,461	4,887,063
	Ciba Specialty Chemicals AG	131,616	5,264,709
	Compagnie Financiere Richemont AG Series A	1,125,900	65,176,878
	Credit Suisse Group	1,826,488	89,801,230
	Credit Suisse Group Sponsored ADR	591,859	28,953,742
	Givaudan SA	13,960	13,996,992
	Holcim, Ltd.	426,797	43,522,274
	Julius Baer Holdings, Ltd. AG	38,097	2,812,582
	PSP Swiss Property AG	98,640	6,044,026
	St. Galler Kantonalbank	9,132	4,267,702
	Sulzer AG	1,500	1,721,912
	Swiss Life Holding	127,247	31,896,150
#	Swiss Re	639,545	51,261,752
	Syngenta AG	143,759	41,332,058
	Syngenta AG ADR	241,589	13,847,882
	UBS AG	793,947	25,905,356
	Vontobel Holdings AG	10,000	353,588
	Zurich Financial SVCS AG	298,280	93,245,648

	TOTAL — SWITZERLAND		542,883,123

	UNITED KINGDOM — (20.0%)
	COMMON STOCKS — (20.0%)
	Alliance & Leicester P.L.C.	448,296	4,971,867
	Anglo American P.L.C.	2,232,948	141,732,301
	Arriva P.L.C.	105,930	1,426,257

12

	Associated British Foods P.L.C.	1,320,465	$22,125,738
	Aviva P.L.C.	6,768,276	81,580,681
	BAE Systems P.L.C.	346,679	3,300,025
#	Barclays P.L.C. Sponsored ADR	2,210,690	83,055,623
	Barratt Developments P.L.C.	865,205	6,999,955
#	Bradford & Bingley P.L.C.	1,372,545	6,043,705
*	British Airways P.L.C.	2,481,713	12,579,925
	Cable and Wireless P.L.C.	3,342,769	11,679,178
	Carnival P.L.C.	422,306	16,681,752
	Carnival P.L.C. ADR	40,700	1,602,359
	Compass Group P.L.C.	1,586,431	10,225,592
	DSG International P.L.C.	2,744,891	3,431,226
*	easyJet P.L.C.	708,463	5,712,254
	Enterprise Inns P.L.C.	1,212,242	9,952,612
	Friends Provident P.L.C.	4,365,221	11,496,001
	GKN P.L.C.	851,321	4,436,050
	Greene King P.L.C.	189,474	2,437,555
	HBOS P.L.C.	8,458,158	100,508,031
	HSBC Holdings P.L.C. Sponsored ADR	2,217,643	166,877,636
	International Power P.L.C.	2,272,744	17,074,704
	ITV P.L.C.	11,443,244	15,125,327
	Kingfisher P.L.C.	5,401,607	13,943,683
	Ladbrokes P.L.C.	1,091,195	6,552,479
	Legal and General Group P.L.C.	14,896,697	36,650,439
	Meggitt P.L.C.	1,403,563	7,738,993
	Mitchells & Butlers P.L.C.	718,888	6,325,244
	Mondi P.L.C.	726,064	5,600,733
	Old Mutual P.L.C.	7,500,690	18,527,193
	Pearson P.L.C.	901,901	11,860,412
	Pearson P.L.C. Sponsored ADR	1,470,609	19,470,863
	Persimmon P.L.C.	1,004,312	14,591,784
	Punch Taverns P.L.C.	592,747	7,545,008
	Resolution P.L.C.	2,746,810	37,610,478
	Rexam P.L.C.	1,378,089	11,996,939
	Royal & Sun Alliance Insurance Group P.L.C.	13,325,551	34,738,948
	Royal Bank of Scotland Group P.L.C.	26,156,343	197,755,144
	Royal Dutch Shell P.L.C. ADR	1,052,345	73,706,244
	Sainsbury (J.) P.L.C.	3,326,622	23,322,760
	Schroders P.L.C.	123,678	2,335,130
	Schroders P.L.C. Non-Voting	63,155	1,058,548
	Scottish & Newcastle P.L.C.	2,637,735	41,258,348
#	Signet Group P.L.C. Sponsored ADR	5,200	63,284
	Tate & Lyle P.L.C.	167,210	1,731,391
	Taylor Wimpey P.L.C.	3,248,929	10,993,834
	The Berkeley Group Holdings P.L.C.	205,922	4,236,433
	Tomkins P.L.C. Sponsored ADR	183,500	2,475,415
	Vodafone Group P.L.C.	60,811,202	195,779,012
	Vodafone Group P.L.C. Sponsered ADR	5,845,118	188,388,153
	William Morrison Supermarkets P.L.C.	4,878,007	28,595,015
	WPP Group P.L.C.	1,301,269	15,359,856
	WPP Group P.L.C. Sponsored ADR	24,445	1,456,189
	Xstrata P.L.C.	827,417	64,546,962

TOTAL — UNITED KINGDOM			1,827,271,268

13

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $149,710,000 FNMA 6.00%, 02/01/27 & 6.50%, 08/01/37, valued at $140,072,847) to be repurchased at $135,379,160	$135,346	$135,346,000

SECURITIES LENDING COLLATERAL — (8.6%)
@ Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $176,737,201 FHLMC 5.337%(r), 01/01/36 & FNMA, rates ranging from 4.609%(r) to 6.500%, maturities ranging from 02/01/37 to 03/01/38, valued at $166,607,471) to be repurchased at $163,383,942	163,341	163,340,657
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $324,440,313 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 06/01/21 to 03/01/38; FNMA, rates ranging from 5.085%(r) to 5.719%(r), maturities ranging from 12/01/35 to 02/01/38 & GNMA 6.000%, 10/15/37 & 7.000%, 12/15/37, valued at $291,424,138) to be repurchased at $285,785,652	285,710	285,709,939
@ Repurchase Agreement, Greenwich Capital Markets 3.16%, 03/03/08 (Collateralized by $346,014,006 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 10/01/22 to 01/01/38, valued at $342,363,484) to be repurchased at $335,736,639	335,648	335,648,252
TOTAL SECURITIES LENDING COLLATERAL		784,698,848

TOTAL INVESTMENTS - (100.0%) (Cost $7,684,733,951)##		$9,122,720,668

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,688,172,860
Level 2 – Other Significant Observable Inputs	7,434,547,808
Level 3 – Significant Unobservable Inputs	—
Total	$9,122,720,668

14

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (72.4%)
Consumer Discretionary — (16.4%)
* #	ABILIT Corp.	110,900	$156,872
#	Aeon Fantasy Co., Ltd.	62,032	866,702
#	Ahresty Corp.	77,200	966,530
#	Ai Holdings Corp.	187,600	944,773
	Aichi Machine Industry Co., Ltd.	292,000	560,864
	Aigan Co., Ltd.	63,200	442,723
	Aisan Industry Co., Ltd.	191,300	2,007,776
#	Akebono Brake Industry Co., Ltd.	386,000	2,574,588
#	Akindo Sushiro Co., Ltd.	18,400	382,034
#	Alpha Corp.	31,700	428,803
#	Alpine Electronics, Inc.	231,700	2,740,130
#	Amiyaki Tei Co., Ltd.	245	488,641
#	Amuse, Inc.	25,000	594,358
#	Anrakutei Co., Ltd.	50,000	337,806
#	AOI Advertising Promotion, Inc.	39,000	230,516
#	AOKI Holdings, Inc.	166,900	2,968,509
	Araya Industrial Co., Ltd.	209,000	526,356
#	Arealink Co., Ltd.	3,000	231,884
* #	Asahi Tec Corp.	854,000	806,077
	Ashimori Industry Co., Ltd.	182,000	315,154
	Asti Corp.	50,000	143,820
* #	Atom Corp.	133,200	556,649
	Atsugi Co., Ltd.	719,000	893,015
	Aucnet, Inc.	31,600	409,994
	Autobacs Seven Co., Ltd.	40,000	905,385
#	Avex Group Holdings, Inc.	155,500	1,763,949
* #	Banners Co., Ltd.	86,000	20,602
#	Belluna Co., Ltd.	194,060	1,272,160
#	Best Denki Co., Ltd.	280,500	2,224,866
#	Bookoff Corp.	65,000	315,616
	Calsonic Kansei Corp.	458,000	1,887,375
	Catena Corp.	92,000	184,951
#	Chiyoda Co., Ltd.	145,000	2,115,123
#	Chofu Seisakusho Co., Ltd.	127,700	2,271,590
*	Chori Co., Ltd.	675,000	657,502
	Chuo Corp.	81,000	233,562
	Chuo Spring Co., Ltd.	210,000	745,949
#	Circle K Sunkus Co., Ltd.	64,100	960,515
#	Clarion Co., Ltd.	933,000	2,398,972
#	Cleanup Corp.	160,000	853,830
#	Colowide Co., Ltd.	205,450	1,070,062
* #	Columbia Music Entertainment, Inc.	477,000	290,819
	Corona Corp.	101,200	1,301,181

1

	Cross Plus, Inc.	22,000	$222,662
#	Culture Convenience Club Co., Ltd.	463,900	1,805,167
#	Cybozu, Inc.	1,538	459,073
#	D&M Holdings, Inc.	314,000	820,331
	Daido Kogyo Co., Ltd.	145,000	296,566
#	Daido Metal Co., Ltd.	147,000	834,900
#	Daidoh, Ltd.	129,000	1,500,751
	Daifuku Co., Ltd.	93,000	1,223,667
#	Daikoku Denki Co., Ltd.	50,700	462,668
#	Daikyo, Inc.	622,236	1,469,011
	Daimaruenawin Co., Ltd	400	2,521
#	Dainichi Co., Ltd.	59,200	299,325
#	Daisyo Corp.	74,200	949,337
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	75,509
#	Daiwa Seiko, Inc.	444,000	807,338
#	Daiwabo Co., Ltd.	478,000	1,191,317
	DCM Japan Holdings Co., Ltd.	188,500	998,203
#	Descente, Ltd.	270,000	1,415,284
* #	DIA Kensetsu Co., Ltd.	484,600	149,754
#	Don Quijote Co., Ltd.	57,900	927,343
#	Doshisha Co., Ltd.	66,600	1,046,084
#	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	3,270,982
	Dynic Corp.	127,000	261,948
#	Eagle Industry Co., Ltd.	170,000	1,511,905
* #	Econach Co., Ltd.	177,000	145,691
#	Edion Corp.	89,000	875,203
	Eikoh, Inc.	41,800	167,813
#	Exedy Corp.	123,700	3,697,393
#	Ezaki Glico Co., Ltd.	89,000	956,327
#	F&A Aqua Holdings, Inc.	62,238	409,395
	Fine Sinter Co., Ltd.	49,000	163,754
	Foster Electric Co., Ltd.	84,100	2,091,226
#	France Bed Holdings Co., Ltd.	826,000	1,068,903
#	Fuji Co., Ltd.	120,400	1,985,523
#	Fuji Corp., Ltd.	117,000	372,656
#	Fuji Kiko Co., Ltd.	151,000	244,516
#	Fuji Kyuko Co., Ltd.	378,000	1,406,219
	Fuji Oozx, Inc.	6,000	23,770
* #	Fujibo Holdings, Inc.	332,000	493,084
*	Fujii & Co., Ltd.	44,000	424
	Fujikura Rubber, Ltd.	74,000	328,555
#	Fujita Kanko, Inc.	412,100	2,597,615
	Fujitsu Business Systems, Ltd.	90,900	1,024,128
* #	Fujitsu General, Ltd.	348,000	1,242,383
#	Funai Electric Co., Ltd.	39,900	1,126,114
* #	Furukawa Battery Co., Ltd.	73,000	285,367
	G-7 Holdings, Inc.	29,200	139,644
*	Gajoen Kanko	37,000	—
#	Gakken Co., Ltd.	363,000	861,022
#	Genki Sushi Co., Ltd.	19,200	229,891
#	GEO Co., Ltd.	762	786,994
*	Goldwin, Inc.	175,000	350,104
#	Gourmet Kineya Co., Ltd.	68,000	511,021
* #	GSI Creos Corp.	194,000	212,358
#	Gulliver International Co., Ltd.	36,120	1,447,681
#	Gunze, Ltd.	445,000	2,062,298
#	Happinet Corp.	37,000	476,406
#	Haruyama Trading Co., Ltd.	49,900	294,594
	Heiwa Corp.	48,100	483,579
	Himaraya Co., Ltd.	38,300	150,622
	HIS Co., Ltd.	118,200	1,978,600
	Horipro, Inc.	48,200	536,122
	I Metal Technology Co., Ltd.	153,000	267,892
	Ichikawa Co., Ltd.	63,000	217,822
#	Ichikoh Industries, Ltd.	296,000	662,809
* #	Image Holdings Co., Ltd.	41,000	160,296
#	Imasen Electric Industrial Co., Ltd.	55,800	764,605
	Imperial Hotel, Ltd.	4,300	201,932
	Impress Holdings, Inc.	1,124	144,221
	Inaba Seisakusho Co., Ltd.	62,400	793,329
	Ishizuka Glass Co., Ltd.	109,000	232,043
*	Izuhakone Railway Co., Ltd.	300	15,593
* #	Izutsuya Co., Ltd.	350,000	310,280
#	J Front Retailing Co., Ltd.	516,677	3,383,302
#	Janome Sewing Machine Co., Ltd.	707,000	602,929
#	Japan Vilene Co., Ltd.	229,000	927,200
#	Jeans Mate Corp.	38,208	280,261
#	Jidosha Buhin Kogyo Co., Ltd.	82,000	369,812
* #	Joban Kosan Co., Ltd.	226,000	346,073
#	Joint Corp.	98,400	1,270,144
#	Joshin Denki Co., Ltd.	201,000	1,724,876
#	Juki Corp.	455,000	2,013,651
	Juntendo Co., Ltd.	35,000	50,309

2

#	Jyomo Co., Ltd.	186,000	$252,552
	Kabuki-Za Co., Ltd.	39,000	1,768,554
#	Kadokawa Holdings, Inc.	94,400	2,103,821
	Kanto Auto Works, Ltd.	243,500	3,293,964
	Kasai Kogyo Co., Ltd.	119,000	328,479
	Kato Sangyo Co., Ltd.	130,700	1,466,137
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	403,956
* #	Kawashima Selkon Textiles Co., Ltd.	289,000	269,726
	Kayaba Industry Co., Ltd.	745,000	3,039,511
	Keihin Corp.	36,200	584,136
#	Keiyo Co., Ltd.	200,400	1,022,026
	Kentucky Fried Chicken Japan, Ltd.	80,000	1,358,073
#	Kenwood Corp.	1,294,000	1,401,250
* #	Kinki Nippon Tourist Co., Ltd.	304,000	624,967
* #	Kinugawa Rubber Industrial Co., Ltd.	203,000	325,238
#	Kisoji Co., Ltd.	89,300	1,837,318
	Koekisha Co., Ltd.	13,600	245,631
#	Kohnan Shoji Co., Ltd.	94,100	1,112,764
#	Kojima Co., Ltd.	130,100	682,881
	Komatsu Seiren Co., Ltd.	148,000	608,933
#	Komeri Co., Ltd.	43,700	1,023,599
	Konaka Co., Ltd.	107,760	636,588
*	Kosugi Sangyo Co., Ltd.	416,000	122,417
	Ku Holdings Co., Ltd.	68,200	338,858
#	Kura Corp.	79	183,131
	Kurabo Industries, Ltd.	879,000	1,855,514
	Kuraudia Co., Ltd.	4,800	44,421
	Kuroganeya Co., Ltd.	14,000	52,346
	K’s Holdings Corp.	134,372	2,408,653
#	Kyoritsu Maintenance Co., Ltd.	50,960	866,275
#	Kyoto Kimono Yuzen Co., Ltd.	572	474,082
	Kyowa Leather Cloth Co., Ltd.	75,400	396,989
* #	Laox Co., Ltd.	206,000	136,733
#	Look, Inc.	102,000	181,025
#	Maezawa Kyuso Industries Co., Ltd.	51,700	951,549
* #	Magara Construction Co., Ltd.	135,000	77,569
* #	Mamiya-Op Co., Ltd.	285,000	250,352
	Marche Corp.	23,000	182,037
#	Mars Engineering Corp.	77,900	1,244,073
	Marubeni Telecom Co., Ltd.	207	175,593
#	Maruei Department Store Co., Ltd.	136,000	403,805
*	Maruishi Holdings Co., Ltd.	214,000	2,060
* #	Maruzen Co., Ltd. (6569583)	375,000	400,247
	Maruzen Co., Ltd. (6573498)	46,000	195,808
#	Matsuya Co., Ltd.	184,600	3,846,696
#	Matsuya Foods Co., Ltd.	66,600	862,878
	Meiwa Industry Co., Ltd.	38,000	100,923
#	Mikuni Corp.	114,000	350,168
* #	Misawa Homes Co., Inc.	128,100	913,448
#	Misawa Resort Co., Ltd.	194,000	672,986
#	MISUMI Group, Inc.	76,300	1,217,667
	Mitsuba Corp.	155,690	742,193
#	Mitsui Home Co., Ltd.	228,000	995,011
	Miyuki Keori Co., Ltd.	106,000	285,884
#	Mizuno Corp.	462,000	3,006,462
#	MOS Food Services, Inc.	113,000	1,591,452
	MR Max Corp.	127,200	461,683
	Mutow Co., Ltd.	79,400	450,250
* #	Naigai Co., Ltd.	236,000	174,159
#	Nexyz Corp.	3,700	171,025
#	Nice Holdings, Inc.	409,000	1,016,601
#	Nichimo Corp.	667,000	317,463
	Nichirei Corp.	514,000	2,546,503
#	Nidec Copal Corp.	202,800	2,413,539
#	Nidec Tosok Corp.	62,600	464,737
#	Nihon Eslead Corp.	53,048	705,264
	Nihon Tokushu Toryo Co., Ltd.	56,000	264,119
#	Nihon Unisys, Ltd.	73,500	879,602
	Nikko Travel Co., Ltd.	12,200	48,909

3

	Nippon Felt Co., Ltd.	69,000	$392,251
#	Nippon Piston Ring Co., Ltd.	262,000	409,756
	Nippon Seiki Co., Ltd.	151,400	2,313,404
#	Nishimatsuya Chain Co., Ltd.	228,900	2,191,013
	Nissan Shatai Co., Ltd.	524,300	4,479,577
#	Nissen Holdings Co., Ltd.	213,100	1,441,449
	Nissin Kogyo Co., Ltd.	51,100	905,908
	Nittan Valve Co., Ltd.	85,000	452,562
	Nitto Kako Co., Ltd.	98,000	85,195
	Noritake Co., Ltd.	557,000	2,323,655
#	Noritsu Koki Co., Ltd.	121,100	2,256,619
* #	Omikenshi Co., Ltd.	176,000	136,631
*	Orient Watch Co., Ltd.	12,000	4,736
	Pacific Industrial Co., Ltd.	187,000	731,854
#	PanaHome Corp.	533,200	3,419,886
#	Parco Co., Ltd.	278,300	3,386,751
#	Paris Miki, Inc.	191,900	2,632,770
	Piolax, Inc.	45,600	958,386
#	Press Kogyo Co., Ltd.	385,000	1,502,478
	Q.P. Corp.	109,900	1,092,850
* #	Renown, Inc.	162,800	642,228
	Resorttrust, Inc.	174,508	2,645,336
#	Rhythm Watch Co., Ltd.	454,000	510,784
#	Right On Co., Ltd.	103,225	905,679
#	Riken Corp.	368,000	1,516,653
#	Ringer Hut Co., Ltd.	76,800	1,020,678
	Roland Corp.	90,700	1,864,956
#	Round One Corp.	1,227	1,406,362
#	Royal Co., Ltd.	142,000	1,443,548
#	Sagami Chain Co., Ltd.	78,000	823,540
*	Sagami Co., Ltd.	80,000	93,400
	Sagami Rubber Industries Co., Ltd.	15,000	50,158
#	Saint Marc Holdings Co., Ltd.	38,300	1,219,111
#	Saizeriya Co., Ltd.	176,900	1,712,739
#	Sakai Ovex Co., Ltd.	205,000	236,163
	Sanden Corp.	499,000	2,331,934
#	Sanei-International Co., Ltd.	61,800	907,215
#	Sankyo Seiko Co., Ltd.	209,000	595,925
#	Sanoh Industrial Co., Ltd.	118,000	712,620
#	Sanrio Co., Ltd.	291,900	2,536,403
*	Sansui Electric Co., Ltd.	4,135,000	358,060
	Sanyo Housing Nagoya Co., Ltd.	363	374,197
#	Sanyo Shokai, Ltd.	474,000	2,488,609
#	Seiko Holdings Corp.	401,407	1,985,641
	Seiren Co., Ltd.	221,000	1,478,514
#	Senshukai Co., Ltd.	164,000	1,175,620
	Shikibo, Ltd.	421,000	539,718
#	Shimachu Co., Ltd.	44,900	1,160,727
	Shinyei Kaisha	96,000	174,414
#	Shiroki Co., Ltd.	310,000	880,235
#	Shobunsha Publications, Inc.	53,500	425,884
#	Shochiku Co., Ltd.	438,400	2,895,135
	Showa Corp.	254,100	2,241,830
* #	Silver Seiko, Ltd.	1,091,000	299,291
	SKY Perfect JSAT Corp.	4,196	1,240,308
	SNT Corp.	96,300	590,504
* #	Sofmap Co., Ltd.	43,100	95,887
	Soft99 Corp.	73,400	506,631
* #	Solid Group Holdings Co., Ltd.	710,600	269,877
	Sotoh Co., Ltd.	51,000	599,048
	SPK Corp.	16,800	193,960
#	Suminoe Textile Co., Ltd.	267,000	546,928
#	Sumitomo Forestry Co., Ltd.	195,266	1,530,428
*	Suzutan Co., Ltd.	26,200	52,369
* #	SxL Corp.	493,000	260,484
	Tachikawa Corp.	50,800	264,957
	Tachi-S Co., Ltd.	122,640	1,093,807
	Takamatsu Corp.	135,500	1,979,327
#	Taka-Q Co., Ltd.	73,500	124,912

4

#	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	$301,083
#	Tasaki Shinju Co., Ltd.	116,000	292,564
	Taya Co., Ltd.	5,000	37,329
#	TBK Co., Ltd.	90,000	437,933
	TDF Corp.	27,000	69,189
#	Tecmo, Ltd.	79,800	997,540
#	Teikoku Piston Ring Co., Ltd.	111,000	1,092,331
	Teikoku Sen-I Co., Ltd.	80,000	309,946
	Telepark Corp.	146	145,305
* #	Ten Allied Co., Ltd.	50,000	168,598
	Tenma Corp.	111,000	1,631,364
* #	The Daiei, Inc.	230,100	1,462,248
#	The Japan General Estate Co., Ltd.	121,900	1,161,449
	The Japan Wool Textile Co., Ltd.	316,000	2,693,446
	Tigers Polymer Corp.	59,000	325,698
	Toabo Corp.	219,000	185,998
	Toei Co., Ltd.	438,000	2,427,951
* #	Tohoku Misawa Homes Co., Ltd.	37,500	106,684
* #	Tokai Kanko Co., Ltd.	459,999	240,846
#	Tokai Senko K.K., Nagoya	102,000	119,237
	Tokyo Dome Corp.	655,200	3,166,770
	Tokyo Kaikan Co., Ltd.	12,000	63,365
	Tokyo Soir Co., Ltd.	49,000	133,009
#	Tokyo Style Co., Ltd.	345,700	3,279,083
#	Tokyotokeiba Co., Ltd.	971,000	1,850,969
	Tokyu Recreation Co., Ltd.	77,000	464,022
#	Tomy Co., Ltd.	321,793	2,411,559
* #	Tonichi Carlife Group, Inc.	108,000	106,953
	Toppan Forms Co., Ltd.	90,700	965,745
	Topre Corp.	185,000	1,699,756
*	Tosco Co., Ltd.	81,000	250,746
	Totenko Co., Ltd.	57,000	104,437
#	Touei Housing Corp.	92,440	701,527
#	Toyo Radiator Co., Ltd.	260,000	1,479,093
	Toyo Tire & Rubber Co., Ltd.	730,000	2,013,172
	Toyobo Co., Ltd.	1,029,000	2,090,401
#	Tsukamoto Co., Ltd.	67,000	75,420
	Tsutsumi Jewelry Co., Ltd.	69,300	1,385,496
#	Unitika, Ltd.	1,673,000	1,655,653
#	U-Shin, Ltd.	97,000	441,385
*	Verite Co., Ltd.	24,000	41,536
* #	Victor Co. of Japan, Ltd.	403,000	750,054
	Watabe Wedding Corp.	29,500	337,353
#	Watami Food Service Co., Ltd.	144,800	2,239,935
	Wondertable, Ltd.	97,000	113,721
	Xebio Co., Ltd.	35,800	753,888
#	Yamatane Corp.	338,000	369,590
	Yamato International, Inc.	43,000	230,233
	Yellow Hat, Ltd., Tokyo	75,600	434,847
	Yokohama Reito Co., Ltd.	179,000	1,283,988
#	Yomiuri Land Co., Ltd.	276,000	969,381
#	Yonex Co., Ltd.	41,000	317,824
#	Yorozu Corp.	75,400	1,094,053
	Yoshimoto Kogyo Co., Ltd.	120,000	1,483,584
#	Yoshinoya Holdings Co., Ltd.	2,227	3,714,843
#	Zenrin Co., Ltd.	130,900	3,161,104
#	Zensho Co., Ltd.	372,900	2,591,324
Total Consumer Discretionary			308,402,889

Consumer Staples — (6.8%)
#	Aderans Holdings Co., Ltd.	146,350	2,655,111
*	Aeon Hokkaido Corp.	58,800	144,878
	Ahjikan Co., Ltd.	10,500	84,452
#	Ariake Japan Co., Ltd.	116,800	1,561,788
	Cawachi, Ltd.	83,400	2,175,906
#	CFS Corp.	90,500	419,120
#	Chubu Shiryo Co., Ltd.	91,000	564,590
	Chuo Gyorui Co., Ltd.	93,000	231,980
	Coca-Cola Central Japan Co., Ltd.	311	2,554,277

5

	CVS Bay Area, Inc.	55,000	$82,436
#	DyDo Drinco, Inc.	57,200	2,318,978
	Echo Trading Co., Ltd.	11,000	103,783
	Ensuiko Sugar Refining Co., Ltd.	103,000	186,959
#	Fancl Corp.	244,600	3,208,763
* #	First Baking Co., Ltd.	140,000	163,132
	Fuji Oil Co., Ltd.	304,700	2,672,504
	Fujicco Co., Ltd.	121,600	1,353,767
* #	Fujiya Co., Ltd.	564,000	824,129
	Hagoromo Foods Corp.	41,000	382,307
	Harashin Narus Holdings Co., Ltd.	63,100	600,521
* #	Hayashikane Sangyo Co., Ltd.	267,000	226,744
	Heiwado Co., Ltd.	204,100	3,161,527
* #	Hohsui Corp.	120,000	168,348
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	514,315
#	Hokuto Corp.	113,300	1,945,308
#	Inageya Co., Ltd.	179,000	1,559,676
	Itochu-Shokuhin Co., Ltd.	44,300	1,299,927
#	Itoham Foods, Inc.	711,800	3,929,901
#	Izumiya Co., Ltd.	300,000	1,447,574
	J-Oil Mills, Inc.	563,000	1,407,556
	Kameda Seika Co., Ltd.	71,800	1,172,732
	Kasumi Co., Ltd.	216,000	1,126,592
#	Key Coffee, Inc.	78,700	1,137,044
#	Kibun Food Chemifa Co., Ltd.	95,000	804,515
	Kirindo Co., Ltd.	22,800	123,583
	Kyodo Shiryo Co., Ltd.	313,000	366,746
#	Kyokuyo Co., Ltd.	380,000	656,669
#	Life Corp.	188,900	2,726,187
#	Lion Corp.	306,000	1,457,323
#	Mandom Corp.	84,400	2,467,779
	Marudai Food Co., Ltd.	454,000	1,086,073
#	Maruha Nichiro Holdings, Inc.	1,696,069	2,481,315
	Maruya Co., Ltd.	14,000	28,800
* #	Matsumotokiyoshi Holdings Co., Ltd.	37,400	764,992
*	Maxvalu Tohok Co., Ltd.	18,200	127,897
	Maxvalu Tokai Co., Ltd.	61,000	902,002
	Meiji Dairies Corp.	31,000	177,692
#	Meito Sangyo Co., Ltd.	79,900	1,541,691
	Mercian Corp.	424,000	798,743
	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	2,156,309
#	Milbon Co., Ltd.	43,940	792,788
#	Ministop Co., Ltd.	100,000	1,909,861
#	Mitsui Sugar Co., Ltd.	477,850	1,714,676
	Miyoshi Oil & Fat Co., Ltd.	246,000	330,416
#	Morinaga & Co., Ltd.	933,000	1,992,377
#	Morinaga Milk Industry Co., Ltd.	875,000	2,312,661
	Morishita Jinton Co., Ltd.	47,800	136,946
	Morozoff, Ltd.	110,000	331,516
#	Nagatanien Co., Ltd.	121,000	939,121
#	Nakamuraya Co., Ltd.	208,000	936,784
#	Nichimo Co., Ltd.	112,000	165,992
#	Nihon Chouzai Co., Ltd.	23,000	281,096
	Niitaka Co., Ltd.	7,260	50,375
#	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,136,498
	Nippon Flour Mills Co., Ltd.	620,000	2,516,580
#	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	251,907
	Nippon Suisan Kaisha, Ltd.	528,700	2,027,697
	Nissin Sugar Manufacturing Co., Ltd.	152,000	351,021
	Nitto Flour Milling Co., Ltd.	64,000	197,658
#	Oenon Holdings, Inc.	201,000	377,504
	Oie Sangyo Co., Ltd.	20,900	160,145
	Okuwa Co., Ltd.	156,000	1,779,707
	Olympic Corp.	66,700	398,636
	Oriental Yeast Co., Ltd.	103,000	553,565
	Pietro Co., Ltd.	10,300	97,263
#	Pigeon Corp.	69,600	1,095,616
	Poplar Co., Ltd.	25,760	169,798
*	Prima Meat Packers, Ltd.	724,000	677,251

6

	Riken Vitamin Co., Ltd.	81,400	$2,654,753
#	Rock Field Co., Ltd.	42,100	610,865
#	Ryoshoku, Ltd.	153,600	3,118,659
#	S Foods, Inc.	103,500	854,310
#	Sakata Seed Corp.	175,600	2,227,618
#	Seijo Corp.	33,600	673,647
#	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	940,836
	Shoei Foods Corp.	44,000	201,422
#	Showa Sangyo Co., Ltd.	620,000	1,441,086
#	Snow Brand Milk Products Co., Ltd.	924,500	2,346,800
	Sogo Medical Co., Ltd.	23,500	703,308
	Sonton Food Industry Co., Ltd.	43,000	346,213
#	Sotetsu Rosen Co., Ltd.	70,000	292,849
#	Starzen Corp.	286,000	650,332
#	T.Hasegawa Co., Ltd.	142,700	2,448,394
#	Takara Holdings, Inc.	365,000	2,214,670
* #	The Maruetsu, Inc.	428,000	3,281,143
	The Nisshin Oillio Group, Ltd.	601,000	1,959,134
	Three F Co., Ltd.	17,700	122,164
#	Tobu Store Co., Ltd.	220,000	757,280
	Toho Co., Ltd.	162,000	514,043
#	Tohto Suisan Co., Ltd.	120,000	217,157
#	Tokyu Store Chain Corp.	240,000	1,045,482
	Torigoe Co., Ltd.	80,000	529,737
*	Toyo Sugar Refining Co., Ltd.	157,000	166,370
	Tsukiji Uoichiba Co., Ltd.	57,000	94,759
	Tsuruha Holdings, Inc.	46,400	1,496,441
	U. Store Co., Ltd.	63,600	471,113
	Unicafe, Inc.	14,260	199,414
#	Unicharm Petcare Corp.	50,000	2,838,619
	Unimat Offisco Corp.	87,400	1,005,532
#	Valor Co., Ltd.	178,400	1,869,944
	Warabeya Nichiyo Co., Ltd.	52,760	649,058
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	429,770
	Yaoko Co., Ltd.	70,900	1,997,944
#	Yomeishu Seizo Co., Ltd.	102,000	1,060,726
#	Yonekyu Corp.	100,500	911,697
	Yuasa Funashoku Co., Ltd.	112,000	315,951
	Yukiguni Maitake Co., Ltd.	77,180	268,612
	Yutaka Foods Corp.	6,000	88,565
Total Consumer Staples			127,756,813

Energy — (1.0%)
#	AOC Holdings, Inc.	126,300	1,314,379
#	BP Castrol K.K.	69,800	197,598
* #	Fuji Kosan Co., Ltd.	264,000	266,748
	Itochu Enex Co., Ltd.	330,300	1,837,709
	Japan Oil Transportation Co., Ltd.	79,000	158,280
	Kanto Natural Gas Development Co., Ltd.	202,000	1,115,618
#	Kyoei Tanker Co., Ltd.	115,000	327,709
	Mitsuuroko Co., Ltd.	234,200	1,370,860
#	Modec, Inc.	127,400	4,161,354
#	Nippon Gas Co., Ltd.	153,000	1,433,666
	Nippon Seiro Co., Ltd.	64,000	181,545
	Sala Corp.	133,000	529,213
	San-Ai Oil Co., Ltd.	266,000	1,005,250
	Shinko Plantech Co., Ltd.	159,000	2,115,860
#	Sinanen Co., Ltd.	266,000	1,080,020
#	Toa Oil Co., Ltd.	369,000	489,546
#	Toyo Kanetsu K.K.	478,000	1,093,825
Total Energy			18,679,180

Financials — (7.2%)
#	Azel Corp.	214,000	446,375
#	Bank of the Ryukyus, Ltd.	125,080	1,118,318
#	Central Finance Co., Ltd.	341,000	1,014,847
	Century Leasing System, Inc.	186,200	1,541,044
	Comsys Holdings Corp.	145,000	1,175,240
#	Cosmo Securities Co., Ltd.	1,419,000	1,383,039

7

* #	Creed Corp.	360	$478,658
#	Daiko Clearing Services Corp.	51,000	298,159
	Fukushima Bank, Ltd.	858,000	778,790
	Fuyo General Lease Co., Ltd.	108,000	3,224,752
#	Gro-BeLS Co., Ltd.	177,000	264,833
#	Higashi-Nippon Bank, Ltd.	643,000	2,223,455
#	Ichiyoshi Securities Co., Ltd.	165,000	1,717,974
*	Kakuei (L.) Corp.	100,000	963
	Keihanshin Real Estate Co., Ltd.	144,000	579,679
#	Kenedix, Inc.	1,345	1,777,255
	Kirayaka Holdings, Inc.	98,000	193,853
	Kiyo Holdings, Inc.	2,193,900	3,357,297
#	Kobayashi Yoko Co., Ltd.	30,400	151,156
#	Kosei Securities Co., Ltd.	295,000	341,277
#	Marusan Securities Co., Ltd.	263,000	2,387,227
#	Meiwa Estate Co., Ltd.	89,300	796,485
#	Mito Securities Co., Ltd.	278,000	975,735
	Mitsubishi UFJ Financial Group, Inc.	90	793
	Monex Beans Holdings, Inc.	866	490,841
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,145
* #	NIS Group Co., Ltd.	269,725	450,494
#	Nisshin Fudosan Co., Ltd.	81,100	559,783
#	Okasan Holdings, Inc.	467,000	2,600,823
#	OMC Card, Inc.	218,300	1,009,893
#	Ricoh Leasing Co., Ltd.	107,900	2,445,112
#	RISA Partners, Inc.	537	1,050,121
#	Sankei Building Co., Ltd.	235,000	1,848,133
	Seino Holdings Co., Ltd.	81,000	536,869
* #	Seven Seas Holdings Co., Ltd.	194,000	161,539
	Shikoku Bank, Ltd.	762,000	2,800,087
#	Shimizu Bank, Ltd.	32,900	1,429,411
* #	Shinki Co., Ltd.	457,000	506,462
#	Suruga Corp.	134,600	1,497,806
#	Tachihi Enterprise Co., Ltd.	42,650	2,741,905
	Takagi Securities Co., Ltd.	208,000	490,005
	The Aichi Bank, Ltd.	35,000	2,757,972
	The Akita Bank, Ltd.	684,400	2,908,519
	The Aomori Bank, Ltd.	627,000	2,359,755
	The Awa Bank, Ltd.	271,000	1,466,655
#	The Bank of Ikeda, Ltd.	70,300	1,995,379
#	The Bank of Iwate, Ltd.	65,000	4,000,165
	The Bank of Nagoya, Ltd.	193,297	1,108,940
	The Bank of Okinawa, Ltd.	76,500	2,639,269
	The Bank of Saga, Ltd.	599,000	1,841,999
* #	The Chiba Kogyo Bank, Ltd.	174,200	2,211,421
	The Chukyo Bank, Ltd.	751,000	2,109,340
	The Daisan Bank, Ltd.	637,000	2,166,644
	The Daishi Bank, Ltd.	137,000	519,309
	The Daito Bank, Ltd.	511,000	484,935
	The Ehime Bank, Ltd.	609,000	2,089,006
#	The Eighteenth Bank, Ltd.	630,000	2,240,142
#	The Fuji Fire & Marine Insurance Co., Ltd.	445,000	1,253,460
#	The Fukui Bank, Ltd.	864,000	2,438,317
	The Hokkoku Bank, Ltd.	120,000	535,226
	The Hokuetsu Bank, Ltd.	898,000	2,051,048
	The Hyakugo Bank, Ltd.	312,182	1,772,378
	The Hyakujishi Bank, Ltd.	70,000	343,371
	The Kagawa Bank, Ltd.	276,350	1,589,184
	The Kagoshima Bank, Ltd.	260,500	1,807,972
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,030,399
	The Kita-Nippon Bank, Ltd.	30,506	1,062,086
	The Michinoku Bank, Ltd.	538,000	1,591,801
	The Minato Bank, Ltd.	1,470,000	2,795,702
	The Miyazaki Bank, Ltd.	507,000	2,083,339
	The Nagano Bank, Ltd.	322,000	739,918
	The Nanto Bank, Ltd.	284,000	1,260,420
	The Oita Bank, Ltd.	504,900	3,236,691
	The San-in Godo Bank, Ltd.	178,000	1,441,691

8

#	TOC Co., Ltd.	433,550	$3,327,934
#	Tochigi Bank, Ltd.	396,000	2,324,490
	Toho Bank, Ltd.	780,200	3,135,169
#	Toho Real Estate Co., Ltd.	195,000	1,280,881
	Tohoku Bank, Ltd.	372,000	627,991
	Tokai Tokyo Securities Co., Ltd.	576,000	2,397,981
	Tokushima Bank, Ltd.	274,200	1,512,055
#	Tokyo Rakutenchi Co., Ltd.	227,000	747,683
#	Tokyo Theatres Co., Inc.	307,000	589,738
	Tokyo Tomin Bank, Ltd.	84,700	1,895,904
	Tokyu Community Corp.	49,400	1,063,827
#	Tokyu Livable, Inc.	132,300	1,164,498
#	Tomato Bank, Ltd.	407,000	919,217
#	Tottori Bank, Ltd.	336,000	878,045
* #	Towa Bank, Ltd.	833,000	888,731
#	Towa Real Estate Development Co., Ltd.	371,000	514,586
#	Toyo Securities Co., Ltd.	315,000	1,185,540
	Yamagata Bank, Ltd.	600,500	3,318,108
	Yamanashi Chuo Bank, Ltd.	188,000	1,081,391
	Yuraku Real Estate Co., Ltd.	212,000	646,562
Total Financials			136,280,417

Health Care — (3.5%)
	Aloka Co., Ltd.	104,000	1,474,162
	As One Corp.	64,880	1,321,036
	ASKA Pharmaceutical Co., Ltd.	103,000	936,834
	Create Medic Co., Ltd.	28,000	238,762
	Eiken Chemical Co., Ltd.	81,000	730,862
	FALCO biosystems, Ltd.	35,200	206,010
#	Fuso Pharmaceutical Industries, Ltd.	330,000	843,349
* #	Green Hospital Supply, Inc.	624	516,313
	Hitachi Medical Corp.	138,000	1,076,606
	Hogy Medical Co., Ltd.	56,000	2,639,424
	Iwaki & Co., Ltd.	55,000	99,279
*	Japan Medical Dynamic Marketing, Inc.	44,900	105,039
#	Jeol, Ltd.	275,000	1,007,032
	JMS Co., Ltd.	129,000	279,049
	Kaken Pharmaceutical Co., Ltd.	397,000	3,163,911
	Kawamoto Corp.	4,000	13,942
	Kawanishi Holdings, Ltd.	7,400	79,377
	Kawasumi Laboratories, Inc.	45,000	293,151
#	Kissei Pharmaceutical Co., Ltd.	191,500	3,861,686
	Kobayashi Pharmaceutical Co., Ltd.	34,800	1,369,073
	Kyorin Co., Ltd.	203,000	2,862,960
	Miraca Holdings, Inc.	152,400	3,269,016
	Mochida Pharmaceutical Co., Ltd.	419,900	4,122,570
#	Nichii Gakkan Co.	124,500	1,666,293
	Nihon Kohden Corp.	155,300	3,132,581
#	Nikkiso Co., Ltd.	243,000	1,587,883
#	Nippon Chemiphar Co., Ltd.	119,000	576,238
#	Nippon Kayaku Co., Ltd.	137,000	817,238
	Nippon Shinyaku Co., Ltd.	243,000	2,439,079
	Nipro Corp.	206,100	3,945,045
	Nissui Pharmaceutical Co., Ltd.	67,800	443,172
#	Paramount Bed Co., Ltd.	109,400	1,460,855
	Rion Co., Ltd.	5,000	30,108
	Rohto Pharmaceutical Co., Ltd.	389,600	4,653,298
	Seikagaku Corp.	203,900	2,164,237
#	SSP Co., Ltd.	436,000	2,008,335
#	Sundrug Co., Ltd.	12,400	313,107
#	Topcon Corp.	95,600	820,336
	Torii Pharmaceutical Co., Ltd.	98,900	1,528,200
#	Towa Pharmaceutical Co., Ltd.	57,800	2,644,860
* #	Toyama Chemicals Co., Ltd.	140,000	1,147,146
	Tsumura & Co.	53,500	1,103,169
	Vital-Net, Inc.	146,300	935,350
#	Wakamoto Pharmaceutical Co., Ltd.	102,000	374,897
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,578,227
Total Health Care			65,879,097

9

Industrials — (19.9%)
#	A&A Material Corp.	235,000	$221,461
#	Advan Co., Ltd.	102,100	820,880
	ADVANEX, Inc.	121,000	132,257
#	Aeon Delight Co., Ltd.	142,800	2,970,395
	Aica Kogyo Co., Ltd.	243,000	2,203,422
#	Aichi Corp.	267,800	2,297,501
#	Aida Engineering, Ltd.	273,000	1,624,340
	Airport Facilities Co., Ltd.	190,970	1,352,879
	Airtech Japan, Ltd.	26,700	164,271
	Alps Logistics Co., Ltd.	53,900	489,204
#	Altech Co., Ltd.	23,000	80,128
#	Altech Corp.	38,150	389,882
#	Amano Corp.	276,400	3,186,802
#	Ando Corp.	264,000	365,424
	Anest Iwata Corp.	152,000	601,022
#	ART Corp.	38,000	634,552
	Asahi Diamond Industrial Co., Ltd.	251,000	1,696,739
	Asahi Kogyosha Co., Ltd.	101,000	328,006
#	Asahi Pretec Corp.	123,650	3,462,276
	Asanuma Corp.	234,000	297,994
#	Asia Air Survey Co., Ltd.	32,000	124,069
	Asunaro Aoki Construction Co., Ltd.	171,000	992,066
	Ataka Construction & Engineering Co., Ltd.	60,000	132,049
	Bando Chemical Industries, Ltd.	349,000	1,263,183
	Biken Techno Corp.	14,100	61,078
	Bunka Shutter Co., Ltd.	245,000	923,059
	Central Glass Co., Ltd.	617,000	2,724,266
#	Central Security Patrols Co., Ltd.	45,800	428,866
#	Chudenko Corp.	214,900	3,207,432
	Chugai Ro Co., Ltd.	335,000	1,215,522
	Chuo Denki Kogyo Co., Ltd.	92,000	967,480
	CKD Corp.	236,000	1,551,582
	Commuture Corp.	157,202	850,449
#	Cosel Co., Ltd.	147,100	1,540,410
	CTI Engineering Co., Ltd.	45,100	261,854
	Dai-Dan Co., Ltd.	160,000	672,485
#	Daihen Corp.	471,000	1,702,428
	Daiho Corp.	202,000	247,354
#	Daiichi Jitsugyo Co., Ltd.	198,000	852,689
#	Daimei Telecom Engineering Corp.	143,000	1,144,992
#	Daiseki Co., Ltd.	151,263	4,297,522
*	Daisue Construction Co., Ltd.	316,500	187,833
	Daiwa Industries, Ltd.	173,000	801,558
	Danto Holdings Corp.	92,000	183,963
#	Denyo Co., Ltd.	93,000	883,318
	DMW Corp.	4,800	85,430
* #	Dream Incubator, Inc.	168	157,068
#	Ebara Corp.	847,000	2,413,273
* #	Eneserve Corp.	110,900	445,251
#	Enshu, Ltd.	215,000	254,686
	Freesia Macross Corp.	1,355,000	434,914
#	Fudo Tetra Corp.	619,800	601,800
* #	Fujisash Co., Ltd.	106,300	88,711
#	Fujita Corp.	115,010	284,932
#	Fujitec Co., Ltd.	312,000	1,578,987
	Fukuda Corp.	136,000	377,308
	Fukusima Industries Corp.	30,500	276,300
#	Fukuyama Transporting Co., Ltd.	936,400	3,427,516
	Funai Consulting, Co., Ltd.	102,000	595,416
#	Furukawa Co., Ltd.	1,428,000	2,704,710
	Furusato Industries, Ltd.	52,000	514,900
#	Futaba Corp.	163,800	2,900,201
#	Gecoss Corp.	116,700	579,379
#	GS Yuasa Corp.	1,282,000	3,176,709
#	Hakuyosha Co., Ltd.	88,000	233,759
#	Hamai Co., Ltd.	97,000	154,715
#	Hanwa Co., Ltd.	745,000	3,433,669

10

#	Hazama Corp.	293,600	$276,991
	Hibiya Engineering, Ltd.	133,000	969,772
	Hitachi Metals Techno, Ltd.	57,500	262,614
#	Hitachi Plant Technologies, Ltd.	681,570	2,681,296
#	Hitachi Tool Engineering, Ltd.	96,500	1,093,997
	Hitachi Transport System, Ltd.	349,600	4,278,072
*	Hitachi Zosen Corp.	965,500	972,533
	Hokuetsu Industries Co., Ltd.	96,000	338,124
	Hokuriku Electrical Construction Co., Ltd.	56,000	159,241
#	Hosokawa Micron Corp.	147,000	1,020,368
#	Howa Machinery, Ltd.	389,000	315,232
	IBJ Leasing Co., Ltd.	127,800	2,447,587
	Ichiken Co., Ltd.	105,000	231,941
	Ichinen Co., Ltd.	73,000	292,761
#	Idec Corp.	135,500	1,611,116
#	Iino Kaiun Kaisha, Ltd.	346,700	3,101,725
	i-Logistics Corp.	91,000	232,600
#	Inaba Denki Sangyo Co., Ltd.	88,300	3,151,733
	Inabata and Co., Ltd.	226,000	1,165,798
* #	Inoue Kogyo Co., Ltd.	425,000	169,716
#	Inui Steamship Co., Ltd.	83,000	1,240,155
* #	Iseki & Co., Ltd.	779,000	1,090,507
* #	Ishikawa Seisakusho, Ltd.	154,000	112,615
*	Ishikawajima Construction Materials Co., Ltd.	43,000	48,913
	Ishikawajima Transport Machinery Co., Ltd.	73,000	315,997
#	Itoki Corp.	179,000	1,119,103
	Iwasaki Electric Co., Ltd.	266,000	651,631
#	Iwatani International Corp.	870,000	2,423,828
* #	J Bridge Corp.	276,000	191,775
#	Jalux, Inc.	44,400	767,486
#	Jamco Corp.	84,000	636,151
* #	Japan Bridge Corp.	44,350	106,366
#	Japan Cash Machine Co., Ltd.	102,115	892,183
#	Japan Foundation Engineering Co., Ltd.	95,600	232,102
#	Japan Kenzai Co., Ltd.	95,940	506,688
	Japan Pulp & Paper Co., Ltd.	514,000	1,889,241
* #	Japan Servo Co., Ltd.	80,000	822,410
	Japan Steel Tower Co., Ltd.	44,000	228,703
#	Japan Transcity Corp.	236,000	969,629
	K.R.S. Corp.	39,200	322,909
#	Kamagai Gumi Co., Ltd.	532,800	579,480
	Kamei Corp.	121,000	568,614
	Kanaden Corp.	121,000	644,056
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	965,279
#	Kanamoto Co., Ltd.	114,000	732,608
#	Kandenko Co., Ltd.	164,000	879,226
*	Kanematsu Corp.	1,481,625	2,078,920
* #	Kanematsu-NNK Corp.	125,000	120,474
#	Katakura Industries Co., Ltd.	119,000	2,005,706
	Kato Works Co., Ltd.	202,000	785,670
* #	Kawada Industries, Inc.	158,000	230,560
	Kawagishi Bridge Works Co., Ltd.	38,000	108,932
	Kawaguchi Metal Industries Co., Ltd.	11,000	32,862
#	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	411,456
*	Kimmon Manufacturing Co., Ltd.	180,000	199,072
* #	Kimura Chemical Plants Co., Ltd.	61,000	595,853
#	Kinki Sharyo Co., Ltd.	212,000	686,788
	Kintetsu World Express, Inc.	117,300	2,729,497
	Kioritz Corp.	239,000	480,616
#	Kitagawa Iron Works Co., Ltd.	344,000	729,445
#	Kitano Construction Corp.	258,000	513,899
	Kitazawa Sangyo Co., Ltd.	57,000	165,341
#	Kitz Corp.	420,000	2,336,985
	Koike Sanso Kogyo Co., Ltd.	155,000	817,264
	Koito Industries, Ltd.	102,000	356,685
#	Kokuyo Co., Ltd.	126,325	1,032,981
#	Komai Tekko, Inc.	109,000	186,438
	Komatsu Wall Industry Co., Ltd.	33,700	419,625
	Kondotec, Inc.	40,500	235,224

11

	Kosaido Co., Ltd.	79,000	$460,857
	Kuroda Electric Co., Ltd.	112,900	1,740,377
	Kyodo Printing Co., Ltd.	311,000	820,199
#	Kyoei Sangyo Co., Ltd.	97,000	272,350
#	Kyokuto Boeki Kaisha, Ltd.	82,000	203,872
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	846,486
	Kyosan Electric Manufacturing Co., Ltd.	218,000	648,109
	Kyowa Exeo Corp.	354,000	2,437,022
	Kyudenko Corp.	281,000	1,415,477
* #	Link Consulting Associates - Japan Corp.	63,500	72,117
* #	Lonseal Corp.	127,000	104,193
#	Maeda Corp.	641,000	2,050,212
#	Maeda Road Construction Co., Ltd.	327,000	2,695,103
	Maezawa Industries, Inc.	59,300	152,290
#	Maezawa Kaisei Industries Co., Ltd.	54,700	679,737
	Makino Milling Machine Co., Ltd.	330,000	2,347,271
	Marubeni Construction Material Lease Co., Ltd.	78,000	126,283
	Maruka Machinery Co., Ltd.	28,100	228,437
	Maruwn Corp.	66,000	142,693
#	Maruyama Manufacturing Co., Inc.	150,000	325,681
	Maruzen Showa Unyu Co., Ltd.	335,000	1,030,073
#	Matsuda Sangyo Co., Ltd.	90,530	2,490,983
	Matsui Construction Co., Ltd.	98,600	371,833
* #	Matsuo Bridge Co., Ltd.	72,000	67,968
#	Max Co., Ltd.	188,000	2,243,353
#	Meidensha Corp.	785,050	1,810,259
*	Meiji Machine Co., Ltd.	213,000	110,601
#	Meiji Shipping Co., Ltd.	109,000	543,942
	Meisei Industrial Co., Ltd.	29,000	81,596
#	Meitec Corp.	135,600	4,007,187
	Meito Transportation Co., Ltd.	22,000	171,607
* #	Meiwa Trading Co., Ltd.	140,000	294,760
	Mitani Corp.	54,000	540,432
#	Mitsubishi Cable Industries, Ltd.	736,000	935,214
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	653,172
#	Mitsubishi Pencil Co., Ltd.	121,500	1,718,573
	Mitsuboshi Belting, Ltd.	281,000	1,220,757
#	Mitsui Matsushima Co., Ltd.	347,000	876,726
#	Mitsui-Soko Co., Ltd.	487,000	2,696,863
	Mitsumura Printing Co., Ltd.	95,000	346,316
#	Miura Co., Ltd.	145,200	3,420,782
	Miura Printing Corp.	19,000	48,552
* #	Miyairi Valve Manufacturing Co., Ltd.	43,000	65,590
* #	Miyaji Engineering Group	203,000	176,187
* #	Miyakoshi Corp.	48,400	446,570
*	Mori Denki Mfg. Co., Ltd.	628,000	83,367
	Morita Corp.	163,000	803,034
	Moshi Moshi Hotline, Inc.	122,700	3,361,597
	Mystar Engineering Corp.	15,600	74,675
	NAC Co., Ltd.	28,900	247,724
	Nachi-Fujikoshi Corp.	604,000	2,124,284
	Naikai Zosen Corp.	75,000	352,298
#	Nakano Corp.	103,000	287,415
	Narasaki Sangyo Co., Ltd.	68,000	83,105
	NEC Leasing, Ltd.	72,600	965,132
#	NEC System Integration & Construction, Ltd.	172,100	2,204,720
	New Tachikawa Aircraft Co., Ltd.	10,100	357,999
#	Nichias Corp.	435,000	1,934,053
	Nichiban Co., Ltd.	125,000	375,841
#	Nichiha Corp.	126,180	1,074,667
	Nihon Spindle Manufacturing Co., Ltd.	115,000	246,240
	Nikko Co., Ltd.	127,000	282,020
#	Nippei Toyama Corp.	173,000	2,050,639
#	Nippo Corp.	409,000	2,689,541
#	Nippon Carbon Co., Ltd.	406,000	1,580,217
* #	Nippon Conveyor Co., Ltd.	168,000	124,718
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,613,110
	Nippon Denwa Shisetu Co., Ltd.	208,000	615,052
	Nippon Filcon Co., Ltd.	75,000	366,977

12

	Nippon Hume Corp.	91,000	$278,143
	Nippon Jogesuido Sekkei Co., Ltd.	289	257,280
#	Nippon Kanzai Co., Ltd.	71,000	1,779,458
	Nippon Koei Co., Ltd., Tokyo	279,000	721,076
	Nippon Konpo Unyu Soko Co., Ltd.	253,000	3,449,587
#	Nippon Parking Development Co., Ltd.	10,609	472,254
	Nippon Seisen Co., Ltd.	95,000	359,135
#	Nippon Sharyo, Ltd.	506,000	1,004,517
#	Nippon Shindo Co., Ltd.	50,000	94,870
	Nippon Signal Co., Ltd.	216,000	1,068,283
#	Nippon Steel Trading Co., Ltd.	399,000	1,070,989
#	Nippon Thompson Co., Ltd.	262,000	1,580,043
	Nippon Tungsten Co., Ltd.	82,000	181,337
	Nippon Yusoki Co., Ltd.	141,000	420,019
#	Nishimatsu Construction Co., Ltd.	979,000	2,491,120
	Nishi-Nippon Railroad Co., Ltd.	346,000	1,266,944
#	Nishishiba Electric Co., Ltd.	101,000	218,983
#	Nissei Corp.	107,400	1,136,446
	Nissei Plastic Industrial Co., Ltd.	68,000	311,365
	Nissha Printing Co., Ltd.	105,700	4,455,406
	Nissin Corp.	351,000	939,954
	Nitchitsu Co., Ltd.	60,000	186,831
	Nitta Corp.	104,200	1,609,442
	Nitto Boseki Co., Ltd.	870,000	1,774,222
#	Nitto Electric Works, Ltd.	154,800	1,780,787
#	Nitto Kohki Co., Ltd.	78,300	1,720,739
#	Nitto Seiko Co., Ltd.	143,000	668,360
*	Nittoc Construction Co., Ltd.	134,000	82,012
	Noda Corp.	33,800	106,335
#	Nomura Co., Ltd.	210,000	775,702
#	Noritz Corp.	177,100	1,932,606
* #	Oak Capital Corp.	753,354	297,521
	Obayashi Road Corp.	106,000	143,559
	Odakyu Construction Co., Ltd.	63,500	146,031
	Oiles Corp.	101,952	2,126,654
	Okabe Co., Ltd.	192,000	699,511
#	Okamoto Machine Tool Works, Ltd.	164,000	401,162
#	Okamura Corp.	379,900	2,885,586
	Okano Valve Manufacturing Co.	58,000	377,179
#	Oki Electric Cable Co., Ltd.	117,000	204,164
#	OKK Corp.	262,000	564,889
#	Okumura Corp.	770,400	3,294,273
#	O-M, Ltd.	107,000	837,068
#	Onoken Co., Ltd.	72,800	948,225
#	Organo Corp.	203,000	1,858,845
	Oriental Shiraishi Corp.	73,400	160,682
	Original Engineering Consultants Co., Ltd.	9,000	18,366
#	OSG Corp.	119,900	1,186,013
#	Oyo Corp.	110,400	1,111,331
	P.S. Mitsubishi Construction Co., Ltd.	76,800	162,865
#	Park24 Co., Ltd.	69,500	590,837
* #	Pasco Corp.	242,500	360,888
* #	Pasona Group, Inc.	1,474	1,184,705
* #	Penta-Ocean Construction Co., Ltd.	864,000	1,088,960
* #	PIA Corp.	29,500	502,706
#	Pilot Corp.	780	1,370,074
#	PRONEXUS, Inc.	137,000	1,174,147
#	Raito Kogyo Co., Ltd.	199,000	500,137
#	Rasa Industries, Ltd.	277,000	506,983
	Rheon Automatic Machinery Co., Ltd.	64,000	205,324
	Riken Electric Wire Co., Ltd.	39,000	49,413
	Ryobi, Ltd.	573,200	2,395,325
* #	Saeki Kensetsu Kogyo Co., Ltd.	211,000	126,580
#	Sagami Railway Co., Ltd.	364,000	1,403,249
*	Sailor Pen Co., Ltd.	127,000	112,967
#	Sakai Heavy Industries, Ltd.	126,000	225,400
* #	Sakurada Co., Ltd.	225,000	55,967
* #	Sanix, Inc.	161,700	368,767
#	Sanki Engineering Co., Ltd.	268,000	1,753,302

13

	Sanko Metal Industrial Co., Ltd.	118,000	$227,225
#	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,445,635
	Sanritsu Corp.	17,800	129,528
#	Sanyo Denki Co., Ltd.	219,000	967,254
	Sanyo Engineering & Construction, Inc.	48,000	207,726
	Sanyo Industries, Ltd., Tokyo	102,000	184,105
#	Sasebo Heavy Industries Co., Ltd., Tokyo	561,000	2,238,307
* #	Sata Construction Co., Ltd.	234,000	137,302
#	Sato Corp.	111,500	1,313,950
	Sato Shoji Corp.	67,000	479,276
	Sawafuji Electric Co., Ltd.	48,000	140,958
	Secom Joshinetsu Co., Ltd.	34,800	925,093
#	Secom Techno Service Co., Ltd.	44,500	1,426,185
	Seibu Electric Industry Co., Ltd.	67,000	272,859
#	Seika Corp.	274,000	587,846
*	Seikitokyu Kogyo Co., Ltd.	335,000	246,245
	Sekisui Jushi Co., Ltd.	166,000	1,383,461
#	Senko Co., Ltd.	381,000	1,291,520
	Senshu Electric Co., Ltd.	37,300	624,113
#	Shibaura Mechatronics Corp.	175,000	846,066
#	Shibusawa Warehouse Co., Ltd.	266,000	1,655,357
	Shibuya Kogyo Co., Ltd.	84,500	586,081
	Shin Nippon Air Technologies Co., Ltd.	87,280	433,473
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	572,929
#	Shinko Electric Co., Ltd.	509,000	1,628,897
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	808,876
	Shinmaywa Industries, Ltd.	413,000	1,391,981
#	Shinnihon Corp.	215,900	487,241
	Shinsho Corp.	291,000	825,674
	Shinwa Kaiun Kaisha, Ltd.	420,000	2,751,074
	SHO-BOND Holdings Co., Ltd.	100,800	1,194,386
#	Shoko Co., Ltd.	324,000	391,876
	Showa Aircraft Industry Co., Ltd.	114,000	1,111,595
	Showa KDE Co., Ltd.	124,000	160,207
	Sintokogio, Ltd.	197,000	1,863,036
	Soda Nikka Co., Ltd.	67,000	256,795
#	Sodick Co., Ltd.	187,000	887,580
	Space Co., Ltd.	75,320	626,668
	Subaru Enterprise Co., Ltd.	59,000	189,053
	Sugimoto & Co., Ltd.	35,000	428,714
* #	Sumitomo Coal Mining Co., Ltd.	851,500	686,443
	Sumitomo Densetsu Co., Ltd.	107,400	450,025
* #	Sumitomo Mitsui Construction Co., Ltd.	641,060	599,108
#	Sumitomo Precision Products Co., Ltd.	180,000	650,841
	Sumitomo Warehouse Co., Ltd.	300,000	1,446,968
	Sun Wave Corp.	155,000	223,717
	Suzuki Metal Industry Co., Ltd.	71,000	148,376
	SWCC Showa Holdings Co., Ltd.	853,000	1,234,823
#	Tadano, Ltd.	161,579	1,599,492
	Taihei Dengyo Kaisha, Ltd.	155,000	1,252,299
#	Taihei Kogyo Co., Ltd.	264,000	1,054,690
* #	Taiheiyo Kaiun Co., Ltd.	167,000	365,844
* #	Taiheiyo Kouhatsu, Inc.	198,000	155,830
	Taiho Kogyo Co., Ltd.	97,700	1,252,555
#	Taikisha, Ltd.	129,000	1,483,029
	Taisei Rotec Corp.	271,000	349,834
	Takada Kiko Co., Ltd.	48,000	107,061
	Takano Co., Ltd.	53,400	515,822
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	449,174
#	Takara Printing Co., Ltd.	39,055	319,252
#	Takara Standard Co., Ltd.	529,000	2,259,748
	Takasago Thermal Engineering Co., Ltd.	299,000	2,255,552
#	Takashima & Co., Ltd.	137,000	153,959
	Takigami Steel Construction Co., Ltd.	50,000	152,618
#	Takisawa Machine Tool Co., Ltd.	191,000	308,580
#	Takuma Co., Ltd.	305,000	700,118
	Tanseisha Co., Ltd.	74,000	280,249
#	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	540,064
	TCM Corp.	359,000	845,468

14

	Techno Associe Co., Ltd.	59,900	$676,061
	Techno Ryowa, Ltd.	66,600	401,702
#	Teikoku Electric Manufacturing Co., Ltd.	29,400	527,111
* #	Tekken Corp.	535,000	543,755
	Teraoka Seisakusho Co., Ltd.	55,000	355,658
* #	The Goodwill Group, Inc.	1,346	237,157
#	The Keihin Co., Ltd.	204,000	320,661
	The Kodensha Co., Ltd.	25,000	50,721
	The Nippon Road Co., Ltd.	333,000	494,370
	The Yasuda Warehouse Co., Ltd.	100,900	903,718
*	Toa Corp.	764,000	618,628
#	Toa Doro Kogyo Co., Ltd.	155,000	189,563
* #	Tobishima Corp.	1,365,500	477,668
#	Tocalo Co., Ltd.	53,000	919,402
	Todentu Corp.	121,000	264,011
	Toenec Corp.	324,000	1,498,255
	Tokai Lease Co., Ltd.	86,000	140,610
#	Tokimec, Inc.	272,000	698,412
	Toko Electric Corp.	88,000	195,906
#	Tokyo Biso Kogyo Corp.	19,000	117,505
#	Tokyo Energy & Systems, Inc.	129,000	754,061
#	Tokyo Kikai Seisakusho, Ltd.	312,000	741,407
#	Tokyo Leasing Co., Ltd.	223,800	2,362,359
	Tokyo Sangyo Co., Ltd.	78,000	238,133
#	Tokyu Construction Co., Ltd.	366,290	1,104,990
	Toli Corp.	212,000	403,630
#	Tomoe Corp.	115,500	222,797
#	Tonami Transportation Co., Ltd.	340,000	844,756
#	Tori Holdings Co., Ltd.	2,969,000	422,968
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,742,582
	Toshiba Machine Co., Ltd.	89,000	679,587
	Toshiba Plant Kensetsu Co., Ltd.	337,000	2,951,815
	Tosho Printing Co., Ltd.	249,000	555,704
	Totetsu Kogyo Co., Ltd.	125,000	684,818
* #	Toyo Construction Co., Ltd.	1,005,000	676,715
#	Toyo Electric Co., Ltd.	159,000	403,964
	Toyo Engineering Corp.	645,400	2,971,431
#	Toyo Machinery & Metal Co., Ltd.	61,000	223,196
	Toyo Shutter Co., Ltd.	11,800	121,635
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	428,819
#	Trusco Nakayama Corp.	114,100	1,730,204
#	Tsubakimoto Chain Co.	594,700	3,722,708
	Tsubakimoto Kogyo Co., Ltd.	97,000	302,364
#	Tsudakoma Corp.	204,000	460,814
#	Tsugami Corp.	272,000	872,492
#	Tsukishima Kikai Co., Ltd.	152,000	1,332,247
	Tsurumi Manufacturing Co., Ltd.	96,000	722,475
	Tsuzuki Denki Co., Ltd.	75,000	240,196
	TTK Co., Ltd.	62,000	366,191
#	Uchida Yoko Co., Ltd.	175,000	742,382
	Ueki Corp.	47,000	53,069
#	Union Tool Co.	79,000	2,816,655
#	Utoc Corp.	99,000	393,964
* #	Venture Link Co., Ltd.	405,500	457,096
* #	Wakachiku Construction Co., Ltd.	395,000	296,714
	Wavelock Holdings Co., Ltd.	31,500	114,561
	Weathernews, Inc.	20,000	210,790
	Yahagi Construction Co., Ltd.	154,000	598,483
	Yamato Corp.	82,000	228,674
	Yamaura Corp.	40,500	82,544
	Yamazen Co., Ltd.	315,000	1,180,808
	Yokogawa Bridge Holdings Corp.	142,400	602,513
	Yondenko Corp.	136,800	676,919
#	Yuasa Trading Co., Ltd.	800,000	940,931
#	Yuken Kogyo Co., Ltd.	156,000	513,778
	Yurtec Corp.	285,000	1,462,614
#	Yushin Precision Equipment Co., Ltd.	49,940	915,797
	Zeon Corp.	200,000	974,440
Total Industrials			376,205,078

15

Information Technology — (8.8%)
	Aichi Tokei Denki Co., Ltd.	113,000	$281,877
#	Aiphone Co., Ltd.	72,800	1,124,569
* #	Allied Telesis Holdings K.K.	470,700	298,645
#	Alpha Systems, Inc.	43,500	1,275,774
#	Anritsu Corp.	446,000	1,445,971
	AOI Electronics Co., Ltd.	38,400	496,862
*	Apic Yamada Corp.	36,000	103,367
#	Arisawa Manufacturing Co., Ltd.	139,400	1,092,492
#	CAC Corp.	70,900	521,366
	Canon Electronics, Inc.	70,000	1,570,645
#	Canon Finetech, Inc.	151,070	1,895,602
#	Capcom Co., Ltd.	114,200	3,131,959
#	Chino Corp.	162,000	410,281
#	CMK Corp.	216,000	1,720,938
	Computer Engineering & Consulting, Ltd.	63,100	526,024
	Core Corp.	45,700	290,862
	Cresco, Ltd.	11,600	103,054
	Dai Nippon Screen Mfg. Co., Ltd.	576,000	2,545,262
	Daiko Denshi Tsushin, Ltd.	23,000	47,950
#	Daiwabo Information System Co., Ltd.	62,000	1,105,280
#	Denki Kogyo Co., Ltd.	243,000	1,410,476
	DKK TOA Corp.	31,000	115,505
#	DTS Corp.	87,200	1,457,934
#	Dwango Co., Ltd.	140	363,352
#	eAccess, Ltd.	4,747	3,069,018
	Eizo Nanao Corp.	77,600	1,848,095
	Elna Co., Ltd.	97,000	202,281
#	Enplas Corp.	72,200	778,612
#	Epson Toyocom Corp.	437,000	1,676,149
#	ESPEC Corp.	82,000	725,761
* #	FDK Corp.	436,000	533,215
#	Fuji Soft, Inc.	131,400	2,018,799
*	Fujitsu Component, Ltd.	177	199,356
#	Fujitsu Frontech, Ltd.	80,700	696,373
	Fuso Dentsu Co., Ltd.	16,000	59,697
#	Future Architect, Inc.	1,504	796,142
* #	GMO Internet, Inc.	242,500	1,165,873
	Hakuto Co., Ltd.	82,500	820,294
	Hitachi Business Solution Co., Ltd.	43,200	238,728
	Hitachi Information Systems, Ltd.	147,100	2,889,364
	Hitachi Kokusai Electric, Inc.	311,500	3,516,834
	Hitachi Maxell, Ltd.	158,100	1,731,351
#	Hitachi Software Engineering Co., Ltd.	190,300	4,500,228
	Hitachi Systems & Services, Ltd.	86,000	1,662,859
#	Hochiki Corp.	99,000	634,694
#	Hokuriku Electric Industry Co., Ltd.	316,000	460,248
	Horiba, Ltd.	5,100	167,069
#	Hosiden Corp.	249,600	4,282,846
#	Icom, Inc.	51,000	1,328,654
* #	Ikegami Tsushinki Co., Ltd.	174,000	296,184
#	Ines Corp.	177,200	915,581
	I-Net Corp.	47,800	286,967
#	Information Services International-Dentsu, Ltd.	106,600	910,835
	INTEC Holdings, Ltd.	180,128	2,561,497
#	Invoice, Inc.	40,368	860,767
#	Ishii Hyoki Co., Ltd.	24,300	416,980
*	Iwatsu Electric Co., Ltd.	311,000	327,446
	Japan Aviation Electronics Industry, Ltd.	308,600	3,222,865
	Japan Business Computer Co., Ltd.	76,900	582,893
#	Japan Digital Laboratory Co., Ltd.	116,500	1,488,502
#	Japan Radio Co., Ltd.	446,000	1,253,926
	Jastec Co., Ltd.	63,000	519,166
	JBIS Holdings, Inc.	81,700	274,996
	JIEC Co., Ltd.	199	175,213
	Kaga Electronics Co., Ltd.	100,000	1,257,121
* #	Kakaku.com, Inc.	103	584,448
	Kanematsu Electronics, Ltd.	85,300	612,317

16

* #	Kasuga Electric Works, Ltd.	44,000	$62,928
	Kawatetsu Systems, Inc.	174	167,163
	Koa Corp.	152,800	981,338
#	Koei Co., Ltd.	238,700	3,919,912
* #	Kubotek Corp.	407	168,705
	Kyoden Co., Ltd.	160,000	298,324
	Kyowa Electronic Instruments Co., Ltd.	52,000	163,608
#	Macnica, Inc.	62,500	886,901
#	Marubun Corp.	98,700	673,048
#	Maruwa Co., Ltd.	34,000	447,821
	Maspro Denkoh Corp.	62,600	496,612
#	Megachips Corp.	89,600	1,247,814
* #	Meisei Electric Co., Ltd.	359,000	319,803
#	Melco Holdings, Inc.	9,000	165,923
	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,158,463
#	Miroku Jyoho Service Co., Ltd.	107,000	277,090
#	Mitsui High-Tec, Inc.	145,700	1,153,830
#	Mitsui Knowledge Industry Co., Ltd.	3,790	734,915
	Moritex Corp.	35,100	135,250
* #	Mutoh Holdings Co., Ltd.	164,000	630,890
* #	Nagano Japan Radio Co., Ltd.	85,000	120,443
	Nakayo Telecommunications, Inc.	49,000	105,732
	NEC Fielding, Ltd.	194,800	2,216,790
	NEC Mobiling, Ltd.	50,900	848,526
* #	NEC Tokin Corp.	392,000	1,001,935
#	Net One Systems Co., Ltd.	1,941	2,102,361
*	Netmarks, Inc.	523	77,098
	New Japan Radio Co., Ltd.	112,000	424,555
	Nichicon Corp.	272,300	2,130,360
	Nidec Sankyo Corp.	205,000	1,678,240
#	Nihon Dempa Kogyo Co., Ltd.	70,800	2,358,742
#	Nihon Inter Electronics Corp.	94,700	264,244
	Nippon Avionics Co., Ltd.	83,000	185,731
#	Nippon Ceramic Co., Ltd.	89,000	970,124
#	Nippon Chemi-Con Corp.	443,000	1,965,555
	Nippon Systemware Co., Ltd.	30,000	135,547
	Nissho Electronics Corp.	81,600	562,654
	Nohmi Bosai, Ltd.	191,000	1,268,113
	NS Solutions Corp.	38,600	1,098,277
#	NSD Co., Ltd.	178,600	2,509,021
	Okaya Electric Industries Co., Ltd.	73,000	394,346
* #	Oki Electric Industry Co., Ltd.	1,850,000	3,305,070
	Ono Sokki Co., Ltd.	105,000	527,739
	Origin Electric Co., Ltd.	107,000	594,922
#	Osaki Electric Co., Ltd.	131,000	578,016
	PCA Corp.	17,500	176,653
* #	Pixela Corp.	33,000	131,858
*	Pulstec Industrial Co., Ltd.	21,200	31,492
	Ricoh Elemex Corp.	77,000	574,939
	Rikei Corp.	22,500	44,225
	Riken Keiki Co., Ltd.	79,900	546,392
#	Roland DG Corp.	61,400	1,955,910
	Ryoden Trading Co., Ltd.	155,000	1,054,433
	Ryosan Co., Ltd.	125,300	2,991,621
	Ryoyo Electro Corp.	110,900	1,190,857
#	Sanken Electric Co., Ltd.	308,000	1,814,574
	Sanko Co., Ltd.	22,000	104,872
	Sanshin Electronics Co., Ltd.	111,000	1,260,740
#	Satori Electric Co., Ltd.	57,880	544,507
	Saxa Holdings, Inc.	194,000	330,978
	Sekonic Corp.	36,000	101,865
	Shindengen Electric Manufacturing Co., Ltd.	304,000	622,556
#	Shinkawa, Ltd.	70,200	933,577
	Shinko Shoji Co., Ltd.	78,000	795,250
	Shizuki Electric Co., Inc.	103,000	380,251
	Siix Corp.	86,000	823,331
#	SMK Corp.	272,000	1,600,938
#	Sorun Corp.	95,100	543,579
* #	SPC Electronics Corp.	48,200	82,571

17

	SRA Holdings	51,000	$838,546
	Star Micronics Co., Ltd.	136,600	2,179,208
	Sumco Techxiv Corp.	29,500	683,078
#	Sumida Corp.	67,949	907,092
#	Sumisho Computer Systems Corp.	172,700	3,248,739
#	SUNX, Ltd.	120,600	641,569
#	SystemPro Co., Ltd.	348	227,533
	Tachibana Eletech Co., Ltd.	64,100	494,936
#	Tamura Corp.	260,000	936,881
* #	Teac Corp.	872,000	813,618
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	555,582
#	TIS, Inc.	158,600	2,901,134
	TKC Corp.	103,300	1,919,124
*	Toko, Inc.	309,000	598,603
	Tokyo Denpa Co., Ltd.	24,900	301,434
	Tokyo Electron Device, Ltd.	361	629,962
#	Tokyo Seimitsu Co., Ltd.	107,100	1,963,652
#	Tomen Electronics Corp.	51,900	575,588
#	Tose Co., Ltd.	23,100	218,711
	Totoku Electric Co., Ltd.	129,000	146,828
	Toukei Computer Co., Ltd.	28,410	338,541
#	Towa Corp.	74,800	684,373
#	Toyo Corp.	113,600	1,533,412
#	Trans Cosmos, Inc.	167,900	2,140,967
	Trinity Industrial Corp.	56,000	375,231
	Tsuzuki Densan Co., Ltd.	22,500	84,275
#	Uniden Corp.	221,000	1,373,347
* #	Union Holdings Co., Ltd.	148,000	41,026
	XNET Corp.	91	101,931
	Yamaichi Electronics Co., Ltd.	64,400	305,364
	Yaskawa Information Systems Corp.	40,000	123,477
	Ye Data, Inc.	43,000	82,764
#	Yokowo Co., Ltd.	71,300	477,597
#	Zuken, Inc.	97,700	900,600
Total Information Technology			166,383,462

Materials — (8.3%)
	Achilles Corp.	688,000	871,350
	Adeka Corp.	350,600	3,516,319
	Agro-Kanesho Co., Ltd.	7,000	48,317
#	Aichi Steel Corp.	376,000	1,880,212
	Arakawa Chemical Industries, Ltd.	69,500	761,420
	Aronkasei Co., Ltd.	127,000	441,282
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	910,997
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	710,250
#	Chugai Mining Co., Ltd.	875,900	373,030
#	Chugoku Marine Paints, Ltd.	238,000	1,923,505
#	Chugokukogyo Co., Ltd.	105,000	99,771
*	Co-Op Chemical Co., Ltd.	163,000	195,497
#	Dai Nippon Toryo, Ltd.	501,000	601,505
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	445,585
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	269,508
#	Daiken Corp.	450,000	910,964
#	Daiki Aluminium Industry Co., Ltd.	148,000	575,841
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,207,336
#	Daio Paper Corp.	435,500	3,138,050
#	Daiso Co., Ltd.	383,000	1,281,589
	DC Co., Ltd.	117,000	337,491
	Dijet Industrial Co., Ltd.	81,000	183,833
	Dynapac Co., Ltd.	25,000	87,810
#	FP Corp.	77,300	2,045,825
	Fujikura Kasei Co., Ltd.	97,000	743,264
	Fumakilla, Ltd.	87,000	341,363
#	Godo Steel, Ltd.	556,000	1,773,241
	Goldcrest Co., Ltd.	56,500	1,530,865
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	587,683
	Harima Chemicals, Inc.	80,000	420,096
#	Hodogaya Chemical Co., Ltd.	288,000	676,634
	Hokkan Holdings, Ltd.	215,000	578,065

18

	Hokko Chemical Industry Co., Ltd.	90,000	$270,988
#	Hokuetsu Paper Mills, Ltd.	642,500	2,842,509
#	Hokushin Co., Ltd.	64,000	168,206
	Honshu Chemical Industry Co., Ltd.	35,000	173,501
	Ihara Chemical Industry Co., Ltd.	155,000	335,259
#	ISE Chemicals Corp.	88,000	625,850
* #	Ishihara Sangyo Kaisha, Ltd.	1,327,500	2,975,713
#	Ishii Iron Works Co., Ltd.	110,000	189,409
	Japan Carlit Co., Ltd.	59,800	283,672
	JSP Corp.	109,600	1,045,548
#	Kanto Denka Kogyo Co., Ltd.	198,000	1,117,933
	Kasei (C.I.) Co., Ltd.	119,000	242,908
	Katakura Chikkarin Co., Ltd.	43,000	100,554
	Kawasaki Kasei Chemicals, Ltd.	121,000	218,394
* #	Kishu Paper Co., Ltd.	267,000	320,740
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,167,490
	Kohsoku Corp.	64,500	367,507
	Konishi Co., Ltd.	69,300	618,333
	Kumiai Chemical Industry Co., Ltd.	296,000	438,228
	Kureha Corp.	644,500	3,856,561
#	Kurimoto, Ltd.	458,000	622,890
#	Kurosaki Harima Corp.	293,000	804,615
	Lintec Corp.	46,400	709,598
#	MEC Co., Ltd.	62,800	586,760
	Mesco, Inc.	30,000	192,706
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,102,862
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	1,902,786
* #	Mitsui Mining Co., Ltd.	793,500	2,776,875
#	Mory Industries, Inc.	154,000	562,320
#	Nakabayashi Co., Ltd.	185,000	322,282
#	Nakayama Steel Works, Ltd.	454,000	953,680
	Neturen Co., Ltd., Tokyo	158,000	1,647,000
	Nichia Steel Works, Ltd.	179,900	641,054
#	Nichireki Co., Ltd.	96,000	267,231
	Nifco, Inc.	167,100	3,590,515
	Nihon Kagaku Sangyo Co., Ltd.	81,000	656,411
#	Nihon Matai Co., Ltd.	111,000	165,552
#	Nihon Nohyaku Co., Ltd.	224,000	1,555,498
	Nihon Parkerizing Co., Ltd.	235,000	3,275,520
	Nihon Seiko Co., Ltd.	18,000	47,230
*	Nippon Carbide Industries Co., Inc.	201,000	376,885
	Nippon Chemical Industrial Co., Ltd.	288,000	676,519
#	Nippon Chutetsukan K.K.	97,000	135,124
* #	Nippon Chuzo K.K.	136,000	287,937
#	Nippon Concrete Industries Co., Ltd.	157,000	256,684
#	Nippon Denko Co., Ltd.	382,000	3,476,375
	Nippon Fine Chemical Co., Ltd.	93,000	671,782
	Nippon Foil Manufacturing Co., Ltd.	51,000	81,717
#	Nippon Kasei Chemical Co., Ltd.	364,000	665,835
#	Nippon Kinzoku Co., Ltd.	227,000	679,440
#	Nippon Koshuha Steel Co., Ltd.	449,000	914,803
	Nippon Light Metal Co., Ltd.	846,000	1,305,864
#	Nippon Metal Industry Co., Ltd.	608,000	2,219,361
#	Nippon Paint Co., Ltd.	779,200	3,021,943
	Nippon Pigment Co., Ltd.	43,000	125,423
#	Nippon Pillar Packing Co., Ltd.	85,000	518,346
	Nippon Soda Co., Ltd.	539,000	1,874,684
	Nippon Valqua Industries, Ltd.	321,000	954,767
#	Nippon Yakin Kogyo Co., Ltd.	406,000	3,855,157
	Nittetsu Mining Co., Ltd.	288,000	1,896,148
	Nitto FC Co., Ltd.	72,000	363,802
	NOF Corp.	719,000	2,810,151
#	Okamoto Industries, Inc.	412,000	1,358,704
#	Okura Industrial Co., Ltd.	216,000	515,058
	Osaka Organic Chemical Industry, Ltd.	67,700	358,941
	Osaka Steel Co., Ltd.	151,000	2,070,422
	Riken Technos Corp.	202,000	485,725
#	S Science Co., Ltd.	3,265,000	430,820
#	S.T. Chemical Co., Ltd.	102,700	1,241,154
	Sakai Chemical Industry Co., Ltd.	364,000	1,501,166
	Sakata INX Corp.	219,000	1,005,280
#	Sanyo Chemical Industries, Ltd.	410,000	2,136,352
#	Sanyo Special Steel Co., Ltd.	568,300	3,441,001
	Sekisui Plastics Co., Ltd.	352,000	967,986
	Shikoku Chemicals Corp.	207,000	970,421
#	Shinagawa Refractories Co., Ltd.	229,000	674,675
#	Shin-Etsu Polymer Co., Ltd.	286,100	1,809,542
	Shinko Wire Co., Ltd.	189,000	342,963

19

	Showa Tansan Co., Ltd.	49,000	$138,625
	Somar Corp.	43,000	124,110
#	Stella Chemifa Corp.	43,200	1,027,841
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	1,731,423
	Sumitomo Osaka Cement Co., Ltd.	636,000	1,294,173
	Sumitomo Pipe & Tube Co., Ltd.	111,000	1,016,029
#	Sumitomo Real Estate Sales Co., Ltd.	27,290	1,150,678
	Sumitomo Seika Chemicals Co., Ltd.	244,000	944,464
#	Taisei Lamick Co., Ltd.	18,900	427,130
	Takasago International Corp.	348,000	2,750,847
#	Takiron Co., Ltd.	249,000	589,861
	Tayca Corp.	154,000	485,141
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	2,027,915
	The Pack Corp.	67,900	962,709
* #	Titan Kogyo Kabushiki Kaisha	59,000	86,939
#	Toagosei Co., Ltd.	921,000	3,150,258
	Toda Kogyo Corp.	162,000	582,834
	Tohcello Co., Ltd.	119,000	673,987
#	Toho Zinc Co., Ltd.	436,000	2,892,375
* #	Tokushu Tokai Holdings Co., Ltd.	518,580	898,716
#	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,448,798
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	909,129
#	Tokyo Tekko Co., Ltd.	162,000	620,668
	Tomoegawa Paper Co., Ltd.	125,000	261,774
	Tomoku Co., Ltd.	302,000	554,923
	Topy Industries, Ltd.	768,000	2,072,776
	Toyo Ink Manufacturing Co., Ltd.	555,000	1,929,014
	Toyo Kohan Co., Ltd.	335,000	1,656,319
#	TYK Corp.	145,000	288,919
#	Ube Material Industries, Ltd.	282,000	801,428
#	Wood One Co., Ltd.	173,000	1,022,588
	Yamamura Glass Co., Ltd.	369,000	807,346
	Yodogawa Steel Works, Ltd.	641,500	3,267,255
	Yuki Gosei Kogyo Co., Ltd.	49,000	138,324
#	Yushiro Chemical Industry Co., Ltd.	53,000	890,429
Total Materials			157,315,888

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	215,000	533,613
	Hokuriku Gas Co., Ltd.	99,000	299,639
#	Okinawa Electric Power Co., Ltd.	61,171	2,436,285
#	Saibu Gas Co., Ltd.	1,331,000	2,957,895
	Shizuoka Gas Co., Ltd.	265,000	1,392,857
	Tokai Corp.	265,000	1,061,909
Total Utilities			8,682,198

TOTAL COMMON STOCKS			1,365,585,022

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

20

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $495,000 FHLMC 6.275% (r), 09/01/36, valued at $408,386) to be repurchased at $401,098	$401	$401,000

SECURITIES LENDING COLLATERAL — (27.6%)

@ Repurchase Agreement, Barclays Capital Inc. 3.18%, 03/03/08 (Collateralized by $94,211,000 FHLB 5.250%, 09/12/14 & FNMA 5.000%, 03/15/16, valued at $102,000,951) to be repurchased at $100,026,500	100,000	100,000,000

@ Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $55,867,286 FNMA, rates ranging from 5.451%(r) to 6.500%, maturities ranging from 08/01/36 to 10/01/37, valued at $51,000,001) to be repurchased at $50,013,250	50,000	50,000,000

@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $389,594,775 FHLMC, rates ranging from 5.000% to 6,500%, maturities ranging from 08/01/37 to 10/01/37, valued at $376,807,778) to be repurchased at $369,517,286	369,419	389,419,390

TOTAL SECURITIES LENDING COLLATERAL		519,419,390

TOTAL INVESTMENTS - (100.0%) (Cost $1,586,940,216)##		$1,885,405,412

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$6,643,768
Level 2 – Other Significant Observable Inputs	1,878,761,644
Level 3 – Significant Unobservable Inputs	—
Total	$1,885,405,412

21

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (44.7%)
COMMON STOCKS — (44.6%)
#	ABB Grain, Ltd.	773,931	$6,147,431
#	ABC Learning Centres, Ltd.	575,970	1,148,206
*	Adacel Technologies, Ltd.	113,249	60,901
*	Adamus Resources, Ltd.	532,491	284,642
	ADCorp Australia, Ltd.	229,411	92,383
	Adelaide Brighton, Ltd.	2,152,087	7,023,204
# *	Admiralty Resources NL	3,945,183	992,099
	Adtrans Group, Ltd.	32,047	140,229
# *	AED Oil, Ltd.	417,895	739,651
	Aevum, Ltd.	393,598	846,770
*	Agenix, Ltd.	707,478	88,012
# *	Aim Resources, Ltd.	4,675,484	504,993
*	Ainsworth Game Technology, Ltd.	393,653	89,932
	AJ Lucas Group, Ltd.	216,170	833,530
# *	Alchemia, Ltd.	565,630	302,678
#	Alesco Corp., Ltd.	323,810	3,131,142
*	Alkane Resources, Ltd.	938,520	441,235
# *	Allegiance Mining NL	2,762,269	2,778,571
# *	Alliance Resources, Ltd.	1,027,029	904,378
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	83,192
*	Amadeus Energy, Ltd.	819,137	487,295
	Amalgamated Holdings, Ltd.	370,491	1,910,384
	Amcom Telecommunications, Ltd.	1,135,725	236,404
	Ammtec, Ltd.	8,165	27,067
*	Andean Resources, Ltd.	1,528,898	2,849,502
*	Anglo Australian Resources NL	1,799,335	90,800
	Ansell, Ltd.	722,409	8,520,276
# *	Antares Energy, Ltd.	627,352	57,039
# *	Anzon Australia, Ltd.	1,313,500	2,112,486
	AP Eagers, Ltd.	34,403	463,601
#	APA Group	1,826,564	5,391,470
*	Aquila Resources, Ltd.	561,814	4,669,622
# *	Arana Therapeutics, Ltd.	686,367	645,053
	ARB Corporation, Ltd.	311,295	1,252,879
# *	ARC Energy, Ltd.	1,469,549	1,386,395
	Ariadne Australia, Ltd.	291,838	117,774
# *	Arrow Energy NL	2,475,100	5,552,908
#	ASG Group, Ltd.	167,393	200,432
	Aspen Group	1,015,425	1,496,482
#	Astron, Ltd.	81,870	153,919

1

	Atlas Group Holding, Ltd.	469,001	$261,003
#	Atlas South Sea Pearl, Ltd.	82,585	28,671
*	Aurora Oil and Gas, Ltd.	589,181	161,958
	Ausdrill, Ltd.	631,738	1,220,213
	Ausmelt, Ltd.	44,782	48,747
#	Austal, Ltd.	791,629	1,788,666
# *	Austar United Communications, Ltd.	5,016,120	6,661,288
	Austereo Group, Ltd.	1,574,384	2,824,596
*	Austpac Resources NL	2,595,102	236,916
#	Australian Agricultural Co., Ltd.	1,071,549	3,074,456
#	Australian Infrastructure Fund	2,056,380	5,007,851
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	1,789,061
# *	Australian Vintage, Ltd.	528,112	709,508
*	Australian Worldwide Exploration, Ltd.	2,292,836	7,482,658
*	Auto Group, Ltd.	41,309	—
	Autodom, Ltd.	173,083	32,241
	Automotive Holdings Group	159,878	462,168
# *	Autron Corporation, Ltd.	989,247	50,411
# *	Avexa, Ltd.	167,778	57,178
#	AVJennings, Ltd.	935,484	651,502
#	AWB, Ltd.	1,465,435	3,164,574
#	Babcock & Brown Communities, Ltd.	3,444,586	1,945,898
# *	Babcock & Brown Environmental Investments, Ltd.	534,224	242,582
*	Ballarat South Gold, Ltd.	1,996	16,779
#	Bank of Queensland, Ltd.	631,869	8,145,913
#	Beach Petroleum, Ltd.	4,829,755	6,404,319
*	Beaconsfield Gold NL	89,078	19,683
#	Becton Property Group	738,481	1,975,113
# *	Bemax Resources, Ltd.	3,453,449	727,306
#	Bendigo Bank, Ltd.	969,511	9,042,221
# *	Bendigo Mining, Ltd.	2,274,874	686,074
	Beyond International, Ltd.	61,256	59,346
# *	Biota Holdings, Ltd.	940,673	1,118,337
#	Blackmores, Ltd.	67,950	1,249,274
*	Blina Diamonds, Ltd.	15,073	1,751
*	BMA Gold, Ltd.	710,924	14,570
#	Boom Logistics, Ltd.	859,852	659,884
*	Boulder Steel, Ltd.	1,667,795	278,075
# *	BQT Solutions, Ltd.	659,898	63,860
	Bradken, Ltd.	519,409	3,105,515
*	Breakaway Resporces. Ltd.	755,280	312,273
	Brickworks, Ltd.	93,380	853,694
	BSA, Ltd.	468,015	245,452
#	Cabcharge Australia, Ltd.	498,952	4,409,931
# *	Calliden Group, Ltd.	633,393	247,348
#	Campbell Brothers, Ltd.	233,818	6,038,672
*	Cape Range Wireless, Ltd.	59,688	13,345
# *	Capral Aluminium, Ltd.	743,515	191,776
#	Cardno, Ltd.	229,725	1,293,611
# *	Carnarvon Petroleum, Ltd.	2,969,176	1,210,427
*	Carnegie Corp., Ltd.	886,760	224,595
*	Carpentaria Exploration, Ltd.	102,749	13,400

2

#	Cash Converters International, Ltd.	1,086,054	$331,019
# *	CBH Resources, Ltd.	3,882,884	1,403,105
*	CDS Technologies, Ltd.	13,276	11,749
#	CEC Group, Ltd.	181,927	176,051
#	Cedar Woods Properties, Ltd.	92,313	321,184
*	Cellestis, Ltd.	395,742	914,108
*	Cellnet Group, Ltd.	216,083	80,394
# *	Centamin Egypt, Ltd.	1,797,553	2,769,060
#	Centennial Coal Co., Ltd.	1,503,586	6,148,210
*	Ceramic Fuel Cells, Ltd.	1,152,980	631,168
	Chandler Macleod, Ltd.	86,879	64,594
#	Charter Hall Group	1,590,378	2,154,088
*	Chemeq, Ltd.	166,742	12,892
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	427,942
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,685
*	Circadian Technologies, Ltd.	64,591	65,989
# *	Citigold Corp., Ltd.	3,205,377	1,258,232
#	City Pacific, Ltd.	664,428	1,494,714
# *	CityView Corp., Ltd.	1,346,533	221,972
#	Clarius Group, Ltd.	246,922	432,313
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	355,312
#	Clive Peeters, Ltd.	23,012	22,056
# *	Clough, Ltd.	2,540,571	1,651,210
*	Clover Corp., Ltd.	269,348	35,888
	CMI, Ltd.	81,810	98,117
*	CO2 Group, Ltd.	844,559	425,224
*	Coal of Africa, Ltd.	453,717	818,332
#	Codan, Ltd.	142,942	124,645
*	Coeur d’Alene Mines Corp.	357,564	1,715,407
#	Coffey International, Ltd.	555,260	1,300,175
	Collection House, Ltd.	385,044	260,812
#	Commander Communications, Ltd.	929,503	127,044
# *	Compass Resources NL	523,704	765,966
*	ComTel Corp., Ltd.	120,514	21,558
*	Coneco, Ltd.	27,850	3,697
#	ConnectEast Group	6,920,823	8,619,508
# *	Conquest Mining, Ltd.	1,039,761	475,628
#	Consolidated Rutile, Ltd.	1,468,122	724,438
*	Coplex Resources NL	231,400	19,400
# *	Copperco, Ltd.	1,811,991	971,350
#	Corporate Express Australia, Ltd.	743,408	3,702,233
#	Count Financial, Ltd.	1,080,892	2,077,776
*	Coventry Group, Ltd.	136,019	239,728
	CP1, Ltd.	471,500	143,640
	CPI Group, Ltd.	68,585	25,840
#	Crane Group, Ltd.	343,783	4,626,377
#	Credit Corp. Group, Ltd.	191,655	118,550
*	Crescent Gold, Ltd.	1,124,856	353,569
*	Croesus Mining NL	58,537	224,937
# *	CuDeco, Ltd.	419,252	1,290,939
# *	Cue Energy Resources, Ltd.	452,354	89,452
# *	Customers, Ltd.	5,543,725	348,463

3

*	Cytopia, Ltd.	187,724	$62,468
	Danks Holdings, Ltd.	10,425	74,810
	Data#3, Ltd.	5,572	33,043
#	David Jones, Ltd.	1,692,582	6,311,078
# *	Deep Yellow, Ltd.	5,006,288	1,515,864
#	Devine, Ltd.	792,548	791,964
*	Dioro Exploration NL	178,367	258,651
	DKN Financial Group, Ltd.	916	858
	Dominion Mining, Ltd.	448,179	1,788,169
	Downer EDI, Ltd.	1,543,149	8,813,365
*	Dragon Mining, Ltd.	1,665,100	184,857
*	Drillsearch Energy, Ltd.	4,394,338	170,013
#	DUET Group	3,045,677	8,691,291
	Dyno Nobel, Ltd.	4,254,624	9,049,100
# *	Eastern Star Gas, Ltd.	2,488,208	825,911
*	Ellex Medical Lasers, Ltd.	162,000	109,527
# *	Emporer Mines, Ltd.	1,284,668	79,377
#	Energy Developments, Ltd.	619,845	1,682,831
*	Energy World Corp., Ltd.	4,711,617	5,725,039
*	engin, Ltd.	674,773	25,024
#	Envestra, Ltd.	3,775,052	2,744,961
	Envirozel, Ltd.	716,929	191,956
#	Equigold NL	868,155	3,680,563
*	ERG, Ltd.	3,388,940	142,063
# *	Espreon, Ltd.	178,000	84,638
#	Euroz, Ltd.	4,019	14,854
# *	Falcon Minerals, Ltd.	595,369	103,285
#	Fantastic Holdings, Ltd.	363,333	1,182,681
#	Felix Resources, Ltd.	776,216	7,976,062
*	Fig Tree Developments, Ltd.	20,365	1,504
*	First Australian Resources, Ltd.	1,610,976	178,032
#	FKP Property Group	1,320,197	4,420,675
#	Fleetwood Corp., Ltd.	249,410	1,972,613
#	Flight Centre, Ltd.	343,831	8,590,493
	Forest Enterprises Australia, Ltd.	1,513,062	785,092
*	Forge Group, Ltd.	170,828	170,025
#	Funtastic, Ltd.	678,385	250,302
*	Fusion Resources, Ltd.	7,950	5,586
#	Futuris Corp., Ltd.	3,161,849	5,854,485
*	Gale Pacific, Ltd.	125,851	42,327
	Gazal Corp., Ltd.	104,542	199,183
# *	Genetic Technologies, Ltd.	830,383	103,363
# *	Geodynamics, Ltd.	820,394	1,248,361
# *	Gindalbie Metals, Ltd.	1,817,381	1,372,510
*	Giralia Resources NL	599,030	619,263
*	Glengarry Resources, Ltd.	768,955	68,570
*	Globe International, Ltd.	88,283	73,390
*	Golden Gate Petroleum, Ltd.	797,686	172,439
*	Goldsearch, Ltd.	423,975	24,081
	Goodman Fielder, Ltd.	1,840,000	3,177,748
	Gowing Bros., Ltd.	79,311	248,818
#	Graincorp, Ltd. Series A	240,483	3,057,416

4

# *	Grange Resources, Ltd.	451,979	$770,075
#	GRD, Ltd.	868,801	1,231,883
#	Great Southern, Ltd.	1,380,054	2,158,079
#	GUD Holdings, Ltd.	370,273	3,559,978
#	Gunns, Ltd.	1,858,983	5,605,871
#	GWA International, Ltd.	1,166,276	3,325,463
	Hastie Group, Ltd.	497,222	1,709,160
*	Havilah Resources NL	280,570	385,757
#	Healthscope, Ltd.	1,075,610	5,133,156
# *	Herald Resources, Ltd.	872,076	2,160,144
# *	Heron Resources, Ltd.	673,833	405,255
	HGL, Ltd.	103,827	198,877
# *	Highlands Pacific, Ltd.	2,651,500	317,793
#	Hills Industries, Ltd.	757,997	3,390,564
# *	Horizon Oil, Ltd.	3,227,717	1,017,207
# *	Housewares International, Ltd.	521,039	865,163
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	245,398
*	Hyro, Ltd.	1,500,097	90,519
#	IBA Health Group, Ltd.	2,008,834	1,027,841
*	ICSGlobal, Ltd.	177,934	29,736
	IDT Australia, Ltd.	82,205	159,025
#	iiNet, Ltd.	487,339	1,033,731
#	Iluka Resources, Ltd.	1,225,500	4,072,744
	Imdex, Ltd.	812,684	1,507,348
*	Imugene, Ltd.	474,785	44,175
*	IMX Resources Mining NL	606,340	321,742
#	Independence Group NL	518,674	4,343,837
# *	Independent Practitioner Network, Ltd.	457,414	84,372
*	Indo Mines, Ltd.	108,199	109,314
# *	Indophil Resources NL	1,723,858	1,241,740
#	Industrea, Ltd.	2,956,173	1,399,196
#	Infomedia, Ltd.	1,375,074	583,132
*	Innamincka Petroleum, Ltd.	656,342	443,678
#	Integrated Research, Ltd.	261,513	100,973
*	Intellect Holdings, Ltd.	48,362	2,343
*	Intermoco, Ltd.	2,462,900	88,551
*	Intrepid Mines, Ltd.	320,115	83,869
*	Investika, Ltd.	3,500	7,818
	Invocare, Ltd.	489,256	3,039,769
#	IOOF Holdings, Ltd.	317,638	1,509,789
#	Iress Market Technology, Ltd.	518,955	3,178,566
*	Ixla, Ltd.	89,921	1,927
# *	Jabiru Metals, Ltd.	1,898,193	1,494,443
#	JB Hi-Fi, Ltd.	507,155	4,945,846
#	Jubilee Mines NL	404,194	8,510,732
*	Jumbuck Entertainment, Ltd.	7,000	4,408
#	Just Group, Ltd.	911,500	2,937,586
	K&S Corp., Ltd.	149,522	473,635
#	Kagara, Ltd.	831,710	3,955,067
*	Keycorp, Ltd.	215,466	41,004
# *	Kings Minerals NL	1,634,196	775,750
# *	Kingsgate Consolidated, Ltd.	396,444	1,417,021

5

	Kresta Holdings, Ltd.	507,262	$142,928
*	Lafayette Mining, Ltd.	1,963,956	27,443
*	Lakes Oil NL	11,368,868	73,349
*	Lednium, Ltd.	195,019	14,534
	Lemarne Corp., Ltd.	30,790	86,031
*	Leyshon Resources, Ltd.	103,357	53,007
# *	Life Therapeutics, Ltd.	393,649	60,506
*	Lodestar Minerals, Ltd.	96,976	8,582
*	Longreach Group, Ltd.	92,007	2,157
	Lycopodium, Ltd.	45,700	169,018
# *	Lynas Corp., Ltd.	2,473,985	3,338,866
#	MacArthur Coal, Ltd.	750,573	8,250,150
#	MacMahon Holdings, Ltd.	2,624,432	4,105,943
# *	Macmin Silver, Ltd.	2,087,514	388,709
#	Macquarie Media Group, Ltd.	944,859	3,322,166
*	Macquarie Telecom Group, Ltd.	35,019	35,860
# *	Marion Energy, Ltd.	1,131,083	857,992
	Maryborough Sugar Factory, Ltd.	2,560	6,371
	MaxiTRANS Industries, Ltd.	851,039	639,881
	McMillan Shakespeare, Ltd	194,418	683,146
	McPherson’s, Ltd.	303,441	933,450
*	Mega Uranium	48,090	282,857
#	Melbourne IT, Ltd.	362,091	1,047,390
*	Mercury Mobility, Ltd.	232,538	50,729
#	Mermaid Marine Australia, Ltd.	671,857	923,763
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	37,850
# *	Metal Storm, Ltd.	2,280,892	165,448
	MFS Living and Leisure Group	612,226	205,315
*	Midwest Corp., Ltd.	926,668	4,045,338
*	Mikoh Corp., Ltd.	611,820	269,865
#	Mincor Resources NL	966,747	2,942,609
# *	Mineral Deposits, Ltd.	1,730,990	1,756,972
	Mitchell Communications Group, Ltd.	1,143,213	892,997
# *	Molopo Australia, Ltd.	645,384	471,830
#	Monadelphous Group, Ltd.	348,090	3,974,085
# *	Morning Star Gold NL	25,000	6,369
#	Mortgage Choice, Ltd.	591,000	874,631
*	Mosaic Oil NL	2,081,400	209,866
*	Mount Gibson Iron, Ltd.	3,182,221	10,036,312
# *	Murchison Metals, Ltd.	1,368,522	5,203,242
# *	Murchison United NL	850,000	93,410
*	MXL, Ltd.	2,132,080	25,634
#	MYOB, Ltd.	1,540,742	2,319,414
	Namoi Cotton Cooperative, Ltd.	196,490	81,994
	National Can Industries, Ltd.	97,017	165,328
	National Hire Group, Ltd.	102,000	216,797
#	Navitas, Ltd.	1,153,075	2,062,438
#	New Hope Corp., Ltd.	3,679,696	8,825,873
# *	Nexus Energy, Ltd.	2,385,311	3,752,759
# *	Nido Petroleum, Ltd.	3,907,766	1,101,789
*	North Australian Diamonds, Ltd.	3,646,488	54,374
# *	Novogen, Ltd.	391,594	387,522

6

	Nufarm, Ltd.	424,178	$6,303,177
*	NuSep, Ltd.	17,442	1,935
# *	Nylex, Ltd.	173,801	172,933
#	Oakton, Ltd.	386,916	1,285,649
# *	Orbital Corp., Ltd.	2,045,099	318,809
	OrotonGroup, Ltd.	79,968	230,289
	Over Fifty Group, Ltd.	38,567	65,686
	Pacific Brands, Ltd.	2,621,830	5,380,591
*	Pan Australian Resources, Ltd.	7,257,513	7,001,840
# *	Pan Pacific Petroleum NL	2,658,114	609,595
	Paperlinx, Ltd.	2,302,552	4,485,334
*	Payce Consolidated, Ltd.	29,670	60,806
#	Peet, Ltd.	995,660	2,802,950
	Perilya, Ltd.	912,675	1,354,044
*	Petra Diamonds, Ltd.	65,193	228,954
# *	Petsec Energy, Ltd.	702,084	667,247
# *	Pharmaxis, Ltd.	834,099	1,997,039
#	Photon Group, Ltd.	241,432	1,087,238
*	Planet Gas, Ltd.	735,200	74,539
*	Plantcorp NL	4,329	—
# *	Platinum Australia, Ltd.	849,581	2,271,852
	PMP, Ltd.	1,772,125	2,675,199
*	Polartechnics, Ltd.	475,707	82,585
#	Port Bouvard, Ltd.	794,505	904,786
# *	Portman, Ltd.	632,048	7,181,374
# *	Poseidon Nickel, Ltd.	670,939	402,829
	PPK Group, Ltd.	99,965	77,217
*	Prana Biotechnology, Ltd.	195,424	90,917
	Primary Health Care, Ltd.	568,748	3,386,924
#	Prime Media Group, Ltd.	421,327	1,354,160
# *	Progen Pharmaceuticals, Ltd.	190,880	274,700
#	Programmed Maintenance Service, Ltd.	434,830	1,790,920
# *	pSvida, Ltd.	1,918,197	144,537
# *	Queensland Gas Co., Ltd.	70,000	276,352
#	Ramsay Health Care, Ltd.	586,057	6,117,255
	Raptis Group, Ltd.	12,000	11,318
#	RCR Tomlinson, Ltd.	594,680	663,016
#	Reckon, Ltd.	141,500	168,388
	Redflex Holdings, Ltd.	370,671	1,127,324
#	Reece Australia, Ltd.	244,737	5,230,070
*	Renison Consolidated Mines NL	1,364,371	32,452
*	Repcol, Ltd.	554,848	51,687
# *	Resolute Mining, Ltd.	1,404,302	3,150,998
# *	Resource Pacific Holdings, Ltd.	1,369,609	4,043,406
	Reverse Corp., Ltd.	236,664	545,743
#	Ridley Corp., Ltd.	1,223,947	1,294,364
# *	Riversdale Mining, Ltd.	789,786	5,032,105
# *	Roc Oil Co., Ltd.	1,623,511	2,849,547
	Rock Building Society, Ltd.	25,092	84,407
	Ross Human Directions, Ltd.	143,511	70,207
#	Ruralco Holdings, Ltd.	71,953	263,737
#	SAI Global, Ltd.	678,767	1,724,644

7

# *	Salinas Energy, Ltd.	888,265	$281,847
#	Sally Malay Mining, Ltd.	921,464	4,142,563
#	Salmat, Ltd.	761,346	2,398,781
*	Samson Oil & Gas, Ltd.	677,329	98,051
	Schaffer Corp., Ltd.	33,766	276,339
	SDI, Ltd.	374,482	93,107
#	Seek, Ltd.	862,735	5,179,189
#	Select Harvests, Ltd.	179,659	1,215,416
# *	Senetas Corp., Ltd.	1,846,596	124,973
#	Servcorp, Ltd.	295,250	1,280,295
#	Service Stream, Ltd.	841,547	1,262,546
*	Shield Mining, Ltd.	72,292	10,772
#	Sigma Pharmaceuticals, Ltd.	4,014,331	5,117,197
# *	Silex System, Ltd.	590,711	3,518,454
# *	Sino Gold Mining, Ltd.	729,103	5,098,815
*	Sino Strategic International, Ltd.	130,864	95,249
*	Sipa Resources International N.L.	250,000	20,723
# *	Sirtex Medical, Ltd.	216,786	758,778
#	Skilled Group, Ltd.	432,647	1,520,703
#	SMS Management & Technology, Ltd.	292,441	1,373,427
*	Southern Pacific Petroleum NL	698,740	—
#	SP Telemedia, Ltd.	1,630,898	458,565
	Specialty Fashion Group, Ltd.	807,082	1,188,798
*	Sphere Investments, Ltd. (6162272)	560,515	1,057,112
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	904,373	3,372,384
*	ST Synergy, Ltd.	33,420	17,123
# *	St. Barbara, Ltd.	3,302,450	2,843,145
	Staging Connections Group, Ltd.	307,232	175,539
*	Starpharma Holdings, Ltd.	497,958	184,020
#	Straits Resources, Ltd.	897,132	6,258,154
*	Strategic Minerals Corp. NL	358,100	26,687
	Structural Systems, Ltd.	177,188	549,110
	Stuart Petroleum, Ltd.	201,731	193,379
#	STW Communications Group, Ltd.	865,493	1,781,819
# *	Sundance Resources, Ltd.	5,993,157	1,263,474
	Sunland Group, Ltd.	1,304,424	4,150,163
	Super Cheap Auto Group, Ltd.	552,920	1,734,677
*	Symex Holdings, Ltd.	355,611	149,283
	Talent2 International, Ltd.	474,826	924,833
# *	Tamaya Resources, Ltd.	5,660,510	1,071,901
*	Tandou, Ltd.	10,230	3,603
*	Tap Oil, Ltd.	721,216	1,216,992
#	Tassal Group, Ltd.	524,293	1,363,549
	Technology One, Ltd.	1,346,767	1,122,651
	Ten Network Holdings, Ltd.	1,311,317	3,026,789
	TFS Corp., Ltd.	817,667	760,683
	Thakral Holdings Group	2,527,142	2,182,158
	The Reject Shop, Ltd.	114,737	1,214,699
#	Timbercorp, Ltd.	1,324,674	1,518,003
*	TNG, Ltd.	577,349	144,027
*	Tooth & Co., Ltd.	153,000	7,126

8

	Tower Australia Group, Ltd.	1,373,658	$2,996,377
# *	Tox Free Solutions, Ltd.	303,107	488,708
#	Transfield Services, Ltd.	421,277	4,461,793
	Troy Resources NL	269,313	722,467
	Trust Co., Ltd.	80,260	720,810
*	Unilife Medical Solutions, Ltd.	544,389	133,011
*	Union Resources, Ltd.	1,290,000	16,795
#	UXC, Ltd.	898,950	1,331,081
# *	Ventracor, Ltd.	1,048,486	369,755
*	View Resources, Ltd.	1,283,369	155,418
	Village Roadshow, Ltd.	604,343	1,566,572
#	Virgin Blue Holdings, Ltd.	762,762	939,787
#	Vision Group Holdings, Ltd.	303,376	740,313
	Washington H. Soul Pattinson & Co., Ltd.	17,682	125,941
#	Watpac, Ltd.	466,520	1,119,300
#	Wattyl, Ltd.	407,907	791,707
	Webjet, Ltd.	408,181	530,110
	Webster, Ltd.	149,458	191,297
*	Wedgetail Mining, Ltd.	904,454	66,742
*	Wentworth Holdings, Ltd.	316,666	37,895
# *	Western Areas NL	694,336	3,799,928
#	WHK Group, Ltd.	1,123,295	1,681,172
#	Wide Bay Australia, Ltd.	52,118	520,259
	Willmott Forests, Ltd.	51,672	72,942
# *	Windimurra Vanadium, Ltd.	537,430	1,094,198
*	Zinc Co. Australia, Ltd.	60,894	5,609
TOTAL COMMON STOCKS			639,666,248

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	334,417	831,786

RIGHTS/WARRANTS — (0.1%)
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	37,243
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	ChemGenex Pharmaceuticals, Ltd. Rights 02/08/12	14,656	6,929
*	Chrome Corp., Ltd. Options 09/30/09	1,600	22
*	Cluff Resources Pacific NL Options 11/30/08	303,915	566
*	engin, Ltd .Rights 03/26/08	539,818	5,029
*	Havilah Resources NL Warrants 04/30/10	2,017	1,409
*	Mosaic Oil NL Options 05/31/09	94,609	1,939
*	Oceana Gold Corp. Options 01/01/09	75,419	18,618
*	Primary Health Care, Ltd. Rights 03/13/08	909,996	881,616
TOTAL RIGHTS/WARRANTS			953,371

TOTAL — AUSTRALIA			641,451,405

HONG KONG — (14.0%)
COMMON STOCKS — (14.0%)
	ABC Communications (Holdings), Ltd.	930,000	70,814
	Aeon Credit Service (Asia) Co., Ltd.	740,000	617,560

9

	Aeon Stores (Hong Kong) Co., Ltd.	234,000	$473,780
	Alco Holdings, Ltd.	1,468,000	505,511
	Allan International Holdings	592,000	95,888
#	Allied Group, Ltd.	683,200	2,996,914
	Allied Properties, Ltd.	10,756,000	2,459,080
*	A-Max Holdings, Ltd.	16,500,000	182,441
*	Applied Development Holdings, Ltd.	1,243,000	71,352
*	APT Satellite Holdings, Ltd.	850,000	188,076
*	Artfield Group, Ltd.	466,000	74,809
	Arts Optical International Holdings	730,000	285,430
	Asia Commercial Holdings, Ltd.	131,040	13,216
#	Asia Financial Holdings, Ltd.	2,768,908	1,534,229
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,882,919
	Asia Standard Hotel	26,194,087	295,660
	Asia Standard International Group, Ltd.	26,391,324	637,649
*	Asia TeleMedia, Ltd.	2,832,000	48,925
*	Asian Union New Media Group, Ltd.	28,920,000	580,356
*	Associated International Hotels	974,000	2,103,466
	Automated Systems Holdings, Ltd.	340,000	90,620
*	B.A.L. Holdings, Ltd.	243	3
# *	Beijing Development (Hong Kong), Ltd.	166,000	71,780
*	Bossini International Holdings, Ltd.	3,871,500	174,588
*	Burwill Holdings, Ltd.	2,553,200	193,981
#	Cafe de Coral Holdings, Ltd.	1,516,000	3,088,288
*	Capital Estate, Ltd.	20,870,000	311,402
	Capital Strategic Investment, Ltd.	12,032,500	472,346
	CASH Financial Services Group, Ltd.	597,825	48,223
# *	Casil Telecommunications Holdings, Ltd.	1,988,000	196,342
# *	CATIC International Holdings, Ltd.	5,332,000	233,748
	CCT Telecom Holdings, Ltd.	1,724,970	286,756
*	Celestial Asia Securities Holdings, Ltd.	1,719,054	177,249
#	Century City International	43,326,000	667,500
	Champion Technology Holdings, Ltd.	4,373,456	774,390
	Chen Hsong Holdings, Ltd.	1,576,000	841,392
	Cheuk Nang (Holdings), Ltd.	491,455	363,664
	Chevalier International Holdings, Ltd.	733,482	687,869
	Chevalier Pacific Holdings, Ltd.	355,250	127,397
*	China Best Group Holding, Ltd.	11,370,000	206,164
*	China Digicontent Co., Ltd.	2,710,000	3,483
	China Electronics Corp. Holdings Co., Ltd.	890,250	271,456
# *	China Grand Forestry Resources Group, Ltd.	17,640,000	2,621,514
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	172,874
*	China Infrastructure Investment, Ltd.	6,280,000	295,504
*	China Investments Holdings, Ltd.	210,000	10,270
#	China Metal International Holdings, Ltd.	2,844,000	780,223
*	China Motion Telecom International, Ltd.	5,080,000	265,600
	China Motor Bus Co.	74,000	595,904
*	China Oil & Gas Group, Ltd.	1,573,200	134,024
*	China Renji Medical Group, Ltd.	21,492,000	327,489
	China Resources Logic, Ltd.	7,086,000	825,340
*	China Rise International Holdings, Ltd.	2,988,000	107,231
*	China Sciences Conservational Power, Ltd.	210,400	19,468

10

*	China Sci-Tech Holdings, Ltd.	13,374,600	$372,808
# *	China Seven Star Shopping, Ltd.	8,410,000	269,518
	China Shineway Pharmaceutical Group, Ltd.	1,533,800	978,445
# *	China Solar Energy Holdings, Ltd.	9,802,905	609,255
*	China Star Entertainment, Ltd.	660,438	7,735
*	China Timber Resources Group, Ltd.	16,551,680	351,062
*	China WindPower Group, Ltd.	183,400	12,824
#	China Wireless Technologies, Ltd.	5,152,000	601,527
# *	China Zenith Chemical Group, Ltd.	8,037,500	432,930
	China Zirconium, Ltd.	1,164,000	168,182
# *	Chinese People Holdings Co., Ltd.	7,760,000	331,124
	Chinney Investments, Ltd.	1,144,000	126,477
#	Chong Hing Bank, Ltd.	1,197,000	2,533,031
	Chow Sang Sang Holdings	1,513,680	1,730,569
#	Chu Kong Shipping Development	1,584,000	306,176
	Chuang’s China Investments, Ltd.	3,082,500	291,392
	Chuang’s Consortium International, Ltd.	3,558,930	620,744
#	Chun Wo Development Holdings, Ltd.	2,002,926	312,971
	Chung Tai Printing Holdings, Ltd.	10,960,000	332,087
	City e-Solutions, Ltd.	186,000	27,235
	City Telecom, Ltd.	1,434,849	333,866
# *	Clear Media, Ltd.	1,135,000	982,642
*	Climax International Co., Ltd.	40,700	2,144
	CNT Group, Ltd.	3,182,693	94,394
#	Coastal Greenland, Ltd.	5,792,000	1,122,502
	COL Capital, Ltd.	553,240	302,741
*	Compass Pacific Holdings, Ltd.	1,248,000	33,897
	Computer & Technologies Holdings, Ltd.	432,000	49,653
	Continental Holdings, Ltd.	98,825	23,247
	Convenience Retail Asia, Ltd.	64,000	23,407
#	Coslight Technology International Group, Ltd.	1,134,000	610,377
	Cosmos Machinery Enterprises, Ltd.	1,616,400	142,698
#	Cross-Harbour Holdings, Ltd.	586,520	606,439
*	CSMC Technologies Corp.	12,754,800	1,033,985
*	Culturecom Holdings, Ltd.	11,099,000	214,411
	Daisho Microline Holdings, Ltd.	1,236,000	177,864
*	Dan Form Holdings Co., Ltd.	2,866,600	226,868
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	187,175
#	Dickson Concepts International, Ltd.	816,630	659,295
*	Dragon Hill Wuling Automobile	112,500	26,549
# *	DVN Holdings, Ltd.	2,398,516	282,565
*	Dynamic Global Holdings, Ltd.	3,522,000	54,881
	Dynamic Holdings, Ltd.	384,000	123,959
	Eagle Nice (International) Holdings, Ltd.	238,000	53,620
	EcoGreen Fine Chemical Group	1,112,000	333,996
*	Eforce Holdings, Ltd.	2,620,000	116,568
#	EganaGoldpfeil Holdings, Ltd.	4,121,757	349,602
*	E-Kong Group, Ltd.	620,000	54,914
	Emperor Capital Group, Ltd.	749,672	96,249
#	Emperor Entertainment Hotel, Ltd.	2,410,000	610,221
	Emperor International Holdings, Ltd.	4,076,360	1,633,768
*	Enerchina Holdings, Ltd.	3,068,800	112,679

11

*	ENM Holdings, Ltd.	3,816,000	$130,718
	EPI (Holdings), Ltd.	157,951	8,180
# *	eSun Holdings, Ltd.	2,167,600	1,051,042
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,443,075
*	Ezcom Holdings, Ltd.	72,576	448
#	Fairwood Holdings, Ltd.	316,600	376,219
#	Far East Consortium	4,141,517	1,833,228
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,365,000	311,651
	First Sign International Holdings, Ltd.	1,424,000	140,392
#	Fong’s Industries Co., Ltd.	1,470,000	866,842
# *	Forefront Group, Ltd.	987,000	49,009
*	Foundation Group, Ltd.	5,675,000	355,443
#	Fountain Set Holdings, Ltd.	2,150,000	432,983
	Four Seas Food Investment Holdings, Ltd.	202,184	30,979
	Four Seas Mercantile Holdings, Ltd.	592,000	220,632
*	Frasers Property China, Ltd.	16,477,000	474,508
*	Freeman Corp., Ltd.	13,388,491	80,506
	Fubon Bank Hong Kong, Ltd.	2,938,000	2,096,767
*	Fujian Holdings, Ltd.	237,800	16,599
	Fujikon Industrial Holdings, Ltd.	912,000	286,573
# *	Fushan International Energy Group, Ltd.	5,614,000	2,973,037
*	Genesis Energy Holdings, Ltd.	8,175,000	244,374
#	Get Nice Holdings, Ltd.	3,660,000	300,034
	Giordano International, Ltd.	4,322,000	1,809,497
#	Global Green Tech Group, Ltd.	2,807,600	489,792
*	Global Tech (Holdings), Ltd.	5,612,000	63,837
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,490,268
	Gold Peak Industries (Holdings), Ltd.	1,059,250	169,304
*	Goldbond Group Holdings, Ltd.	2,609,500	185,067
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	84,323
*	Golden Resorts Group, Ltd.	16,420,000	692,792
	Golden Resources Development International, Ltd.	2,848,500	215,873
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	683,233
	Golik Holdings, Ltd.	930,500	41,496
*	GR Vietnam Holdings, Ltd.	620,000	31,641
#	Grande Holdings, Ltd.	882,000	258,713
	Group Sense (International), Ltd.	2,448,000	96,253
	Guangnan Holdings, Ltd.	1,779,600	330,169
#	Hang Fung Gold Technology, Ltd.	1,860,482	533,557
	Hang Ten Group Holdings, Ltd.	1,705,850	123,775
	Hanny Holdings, Ltd.	7,440,000	199,175
*	Hans Energy Co., Ltd.	7,556,000	504,631
#	Harbour Centre Development, Ltd.	593,000	983,257
*	Heng Tai Consumables Group, Ltd.	3,173,000	475,236
# *	Hi Sun Technology (China), Ltd.	4,440,000	1,077,734
	High Fashion International, Ltd.	268,000	98,098
#	HKR International, Ltd.	3,715,936	2,854,630
#	Hon Kwok Land Investment Co., Ltd	1,132,535	390,010
*	Hong Fok Land, Ltd.	1,210,000	1,555
	Hong Kong Catering Management, Ltd.	542,796	67,761

12

#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	$778,408
*	Hong Kong Parkview Group, Ltd.	1,130,000	195,814
	Hongkong Chinese, Ltd.	3,320,000	624,333
	Hop Fung Group Holdings, Ltd.	888,000	199,722
*	Hop Hing Holdings, Ltd.	660,265	49,689
	Hsin Chong Construction Group, Ltd.	1,569,658	427,373
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	487,052
	Huafeng Textile International Group, Ltd.	1,496,400	84,183
# *	Hualing Holdings, Ltd.	12,708,000	863,688
	Hung Hing Printing Group, Ltd.	1,603,275	593,454
	Hutchison Harbour Ring, Ltd.	17,106,000	1,348,284
*	Hycomm Wireless, Ltd.	4,709,000	47,083
	I.T., Ltd.	2,734,000	832,301
	I-Cable Communications, Ltd.	4,440,000	822,976
*	IDT International, Ltd.	6,240,183	243,766
*	Imagi International Holdings, Ltd.	3,037,000	652,274
#	Integrated Distribution Services Group, Ltd.	775,000	2,152,193
*	Interchina Holdings Co., Ltd.	24,165,000	246,782
	IPE Group, Ltd.	1,740,000	199,932
	ITC Corp., Ltd.	5,774,585	358,955
*	ITC Properties Group, Ltd.	5,460,920	203,582
*	Jinhui Holdings Co., Ltd.	1,348,000	903,711
	Jiuzhou Development Co., Ltd.	2,632,000	255,659
	Joyce Boutique Holdings, Ltd.	1,530,000	47,184
*	Junefield Department Store Group, Ltd.	256,000	6,466
#	K Wah International Holdings, Ltd.	6,104,405	2,797,808
*	Kai Yuan Holdings, Ltd.	3,640,000	108,527
	Kantone Holdings, Ltd.	8,010,130	680,446
# *	Karl Thomson Holdings, Ltd.	1,238,000	244,122
	Karrie International Holdings, Ltd.	1,433,600	134,111
	Keck Seng Investments	924,600	510,038
	Kee Shing Holdings	886,000	105,754
	Kin Yat Holdings, Ltd.	586,000	146,261
	King Fook Holdings	1,000,000	104,583
*	King Pacific International Holdings, Ltd.	1,404,200	22,016
#	Kingdee International Software Group Co., Ltd.	638,000	470,834
	Kingmaker Footwear Holdings, Ltd.	1,476,955	172,239
*	Kong Sun Holdings, Ltd.	2,198,000	7,062
*	KPI Co., Ltd.	396,000	22,671
	KTP Holdings, Ltd.	560,400	58,695
	Kwoon Chung Bus Holdings, Ltd.	556,000	85,347
	Lai Fung Holdings, Ltd.	18,003,000	694,111
*	Lai Sun Development Co., Ltd.	36,841,000	795,505
*	Lai Sun Garment International, Ltd.	4,010,000	235,896
	Lam Soon (Hong Kong), Ltd.	302,310	180,572
	Le Saunda Holdings, Ltd.	1,424,000	208,535
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,969
	Lee & Man Holdings, Ltd.	1,780,000	432,297
	Lerado Group Holding Co.	1,602,000	173,035
	Lippo, Ltd.	1,171,760	963,572
	Liu Chong Hing Investment, Ltd.	829,200	1,079,488
	Luen Thai Holdings, Ltd.	1,345,000	136,743

13

	Luk Fook Holdings (International), Ltd.	1,192,000	$900,296
#	Luks Industrial Group, Ltd.	1,301,555	1,283,308
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	662,612
*	M Dream Inworld, Ltd.	305	11
# *	Macau Success, Ltd.	5,560,000	811,535
*	MACRO-LINK International Holdings, Ltd.	1,036,250	129,080
#	Magnificent Estates	12,744,000	434,716
	Mainland Headwear Holdings, Ltd.	765,600	166,287
#	Man Yue International Holdings, Ltd.	1,084,000	239,469
	Matrix Holdings, Ltd.	1,033,129	198,080
	Matsunichi Communications Holdings, Ltd.	1,914,000	1,781,265
	Mei Ah Entertainment Group, Ltd.	1,732,000	103,416
	Melbourne Enterprises	45,500	348,098
	Midas International Holdings, Ltd.	774,000	49,907
#	Midland Holdings, Ltd.	2,466,000	3,302,097
#	Min Xin Holdings	1,137,200	555,783
# *	Minmetals Holdings, Ltd.	1,780,000	384,379
	Mirabell International Holdings	522,000	389,151
	Miramar Hotel & Investment	788,000	1,196,775
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	435,951
*	Nan Hai Corp., Ltd.	109,172,743	1,351,333
	Nanyang Holdings	137,500	318,533
	National Electronics Holdings	2,156,000	144,943
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,340,774
	New Century Group Hong Kong, Ltd.	11,523,680	248,639
*	New Island Printing Holdings	176,000	16,964
*	New Smart Energy Group, Ltd.	432,800	8,533
*	New World Mobile Holdings, Ltd.	22,140	14,637
	Next Media, Ltd.	6,410,000	2,472,365
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	84,126
#	Norstar Founders Group, Ltd.	3,256,000	984,148
*	Orient Power Holdings, Ltd.	804,000	19,425
	Oriental Press Group	6,256,000	926,564
	Oriental Watch Holdings	610,000	266,990
#	Pacific Andes International Holdings, Ltd.	4,743,970	889,909
#	Pacific Century Premium Developments, Ltd.	6,470,000	2,322,907
	Paliburg Holdings, Ltd.	22,758,300	638,644
*	Paradise Entertainment, Ltd.	3,969,000	61,398
	Paul Y Engineering Group, Ltd.	67,212	11,600
#	Peace Mark Holdings, Ltd.	2,738,022	3,053,872
*	Pearl Oriental Innovation, Ltd.	775,200	98,487
	Pegasus International Holdings, Ltd.	226,000	41,183
#	Pico Far East Holdings, Ltd.	3,238,000	468,091
#	Playmates Holdings, Ltd.	504,700	262,257
# *	Playmates Toys, Ltd.	504,700	25,620
	Pokfulam Development Co., Ltd.	234,000	194,718
*	Pokphand (C.P.) Co., Ltd.	5,970,000	339,309
*	Poly Investments Holdings, Ltd.	2,884,000	189,102
*	Polyard Petroleum International	1,220,000	18,874
	Ports Design, Ltd.	867,500	2,570,212
*	Premium Land, Ltd.	990,000	124,547

14

#	Prime Success International Group, Ltd.	4,538,000	$2,731,899
	Proview International Holdings, Ltd.	1,584,884	130,274
#	Public Financial Holdings, Ltd.	2,876,000	2,481,818
#	PYI Corp., Ltd.	4,482,477	1,406,352
*	Pyxis Group, Ltd.	1,936,000	46,453
#	Qin Jia Yuan Media Services Co., Ltd.	1,312,392	829,316
*	QPL International Holdings, Ltd.	2,009,000	78,152
	Quality Healthcare Asia, Ltd.	478,995	182,708
	Raymond Industrial, Ltd.	675,400	103,714
	Regal Hotels International Holdings, Ltd.	25,518,000	1,680,145
	Rivera Holdings, Ltd.	5,710,000	219,195
*	Riverhill Holdings, Ltd.	4,072	57
#	Road King Infrastructure, Ltd.	1,862,000	2,477,695
	Roadshow Holdings, Ltd.	1,456,000	129,885
	Royale Furniture Holdings, Ltd.	550,000	118,687
	S.A.S. Dragon Holdings, Ltd.	1,456,000	200,319
#	Sa Sa International Holdings, Ltd.	3,260,000	1,388,602
	Safety Godown Co., Ltd.	408,000	302,041
	Samson Paper Holdings, Ltd.	666,000	147,189
*	San Miguel Brewery	612,800	117,257
*	Sanyuan Group, Ltd.	415,000	8,000
#	SCMP Group, Ltd.	4,380,000	1,542,313
	Sea Holdings, Ltd.	1,138,000	778,198
*	SEEC Media Group, Ltd.	2,550,000	114,332
*	Shanghai Allied Cement, Ltd.	1,402,080	215,440
# *	Shanghai Zenghai Property, Ltd.	13,402,000	490,926
#	Shaw Brothers Hong Kong, Ltd.	780,000	1,502,204
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	970,814
#	Shenyin Wanguo, Ltd.	1,212,500	1,085,875
#	Shougang Concord Century Holdings, Ltd.	3,916,000	402,059
*	Shougang Concord Grand (Group), Ltd.	2,451,000	195,313
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	264,872
#	Shui On Construction & Materials, Ltd.	736,000	2,121,192
*	Shun Ho Resources Holdings, Ltd.	483,000	89,034
*	Shun Ho Technology Holdings, Ltd.	1,037,452	152,668
	Silver Grant International	5,033,000	855,779
	Sincere Co., Ltd.	505,500	28,546
	Sing Tao News Corp., Ltd.	1,842,000	305,014
#	Singamas Container Holdings, Ltd.	1,608,000	473,753
	Sino Biopharmaceutical, Ltd.	5,880,000	1,118,733
*	Sino Gas Group, Ltd.	3,277,600	100,533
*	Sinocan Holdings, Ltd.	350,000	1,754
*	Sino-i Technology, Ltd.	51,703,158	658,702
# *	Skyfame Realty Holdings, Ltd.	2,737,750	483,308
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,230,389
*	SMI Publishing Group, Ltd.	250,511	483
#	Solomon Systech International, Ltd.	9,330,000	647,981
	South China (China), Ltd.	5,620,000	485,444
	South China Financial Holdings, Ltd.	4,872,000	70,551
	Southeast Asia Properties & Finance, Ltd.	263,538	62,656
	Starlight International Holdings	1,903,792	198,023
	Stelux Holdings International, Ltd.	1,307,702	127,809

15

	Styland Holdings, Ltd.	101,808	$288
	Sun Hing Vision Group Holdings, Ltd.	358,000	187,671
	Sunway International Holdings, Ltd.	866,000	36,961
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	158,613
	Symphony Holdings, Ltd.	4,305,000	365,702
#	Tack Fat Group	4,448,000	523,457
#	Tai Cheung Holdings	1,641,000	1,109,104
	Tai Fook Securities Group, Ltd.	1,506,000	710,798
	Tai Sang Land Development, Ltd.	576,984	287,282
# *	Tak Shun Technology Group, Ltd.	18,616,000	380,703
	Tak Sing Alliance Holdings	2,909,865	548,553
	Tan Chong International, Ltd.	1,212,000	376,458
*	TCC International Holdings, Ltd.	1,495,789	1,361,104
*	Technology Venture Holdings, Ltd.	586,000	20,203
#	Techtronic Industries Co., Ltd.	4,788,500	4,636,781
*	Termbray Industries International	2,304,900	394,346
	Tern Properties	61,200	39,199
	Texhong Textile Group, Ltd.	1,930,000	258,263
	Texwinca Holdings, Ltd.	3,610,000	2,780,292
*	The Sun’s Group, Ltd.	25,506	5,951
#	Tian An China Investments	3,631,430	3,622,191
	Tian Teck Land	1,098,000	968,239
*	Titan Petrochemicals Group, Ltd.	10,420,000	605,594
*	Tomorrow International Holdings, Ltd.	1,296,420	52,980
	Tongda Group Holdings, Ltd.	8,210,000	326,894
#	Top Form International, Ltd.	2,760,000	214,616
*	Topsearch International (Holdings), Ltd.	234,000	12,799
	Tristate Holdings, Ltd.	188,000	47,978
#	Truly International Holdings	1,288,000	1,927,606
	Tungtex (Holdings) Co., Ltd.	910,000	243,687
	Tysan Holdings, Ltd.	1,040,773	126,251
*	United Power Investment, Ltd.	5,696,000	227,178
	Upbest Group, Ltd.	3,280,000	351,259
*	U-Right International Holdings, Ltd.	4,746,000	125,333
	USI Holdings, Ltd.	1,452,999	950,316
	Van Shung Chong Holdings, Ltd.	359,335	39,155
	Varitronix International, Ltd.	1,000,293	600,548
	Vedan International (Holdings), Ltd.	640,000	65,244
	Veeko International Holdings, Ltd.	1,480,466	51,354
#	Victory City International Holdings	1,839,457	531,710
	Vital Biotech Holdings, Ltd.	470,000	16,743
#	Vitasoy International Holdings, Ltd.	2,805,000	1,161,671
# *	VODone, Ltd.	3,062,000	370,549
# *	Vongroup, Ltd.	10,865,000	460,495
	VST Holdings, Ltd.	2,202,000	468,851
	Wah Ha Realty Co., Ltd.	278,600	88,906
	Wai Kee Holdings, Ltd.	2,057,738	665,047
	Wang On Group, Ltd.	12,416,460	188,315
*	Warderly International Holdings, Ltd.	520,000	32,077
*	Willie International Holdings, Ltd.	17,190,400	454,822
*	Winfoong International, Ltd.	1,210,000	36,207
#	Wing On Co. International, Ltd.	802,000	1,366,562

16

*	Wing Shan International	896,000	$48,128
	Wong’s International (Holdings), Ltd.	737,641	66,305
	Wong’s Kong King International (Holdings), Ltd.	120,000	17,572
*	Wonson International Holdings, Ltd.	2,020,000	45,600
*	Xpress Group, Ltd.	3,464,000	102,389
	Y. T. Realty Group, Ltd.	965,000	186,996
	Yangtzekiang Garment, Ltd.	607,500	149,287
*	Yaohan International Holdings	974,000	—
	Yau Lee Holdings, Ltd.	534,000	90,717
	YGM Trading	284,000	183,142
	Yip’s Chemical Holdings, Ltd.	1,176,000	829,069
	Yugang International, Ltd.	21,940,000	550,128
*	Yunnan Enterprises Holdings, Ltd.	240,000	27,627
TOTAL COMMON STOCKS			199,843,684

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	230,843
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/08	3,470,259	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	854,349	—
*	Cheuk Nang (Holdings), Ltd. Rights 04/30/08	11,097	499
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	6,275
*	China Infrastructure Investment, Ltd. Warrants 06/06/09	410,800	9,080
*	China Zenith Chemical Group, Ltd. Warrants 04/18/08	1,607,500	7,230
*	Chun Wo Development Holdings, Ltd. Warrants 02/28/09	334,383	21,486
*	Harbour Centre Development, Ltd. Rights 03/12/08	296,500	8,383
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	6,237
*	Kantone Holdings, Ltd. Rights 01/08/09	1,416,104	15,105
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	5,712
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	Paliburg Holdings, Ltd. Warrants 11/08/10	2,528,700	24,373
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	17,581
*	South China (China), Ltd. Rights 09/06/10	1,124,000	49,113
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	2,254
# *	Tian An China Investments Rights 01/02/10	616,255	54,646
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	45
TOTAL RIGHTS/WARRANTS			458,862

TOTAL — HONG KONG			200,302,546

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	4,038
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			4,038

NEW ZEALAND — (3.7%)
COMMON STOCKS — (3.7%)
	Abano Healthcare Group, Ltd.	31,300	120,624

17

*	AFFCO Holdings, Ltd.	1,806,887	$499,952
	Air New Zealand, Ltd.	238,430	316,463
	Cavalier Corp., Ltd.	283,674	613,687
	CDL Investments New Zealand, Ltd.	370,498	120,001
	Colonial Motor Co., Ltd.	126,795	343,890
	Ebos Group, Ltd.	150,552	629,782
	Fisher & Paykel Appliances Holdings, Ltd.	1,614,820	3,316,333
#	Fisher & Paykel Healthcare Corp.	2,825,452	5,931,002
	Freightways, Ltd.	643,710	1,730,460
#	Hallenstein Glassons Holdings, Ltd.	241,638	765,684
	Hellaby Holdings, Ltd.	225,492	390,122
	Horizon Energy Distribution, Ltd.	40,420	100,002
	Infratil, Ltd. (6459286)	1,602,505	2,985,806
	Infratil, Ltd. (B24CYZ8)	231,120	255,014
#	Mainfreight, Ltd.	475,810	2,484,702
	Methven, Ltd.	10,000	12,766
#	Michael Hill International, Ltd.	1,567,460	1,253,506
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	823,454
	New Zealand Exchange, Ltd.	57,282	328,284
*	New Zealand Oil & Gas, Ltd.	1,265,327	1,320,026
	New Zealand Refining Co., Ltd.	478,642	2,865,502
	Northland Port Corp. (New Zealand), Ltd.	219,997	517,709
	Nuplex Industries, Ltd.	463,957	2,278,565
#	Port of Tauranga, Ltd.	601,252	3,141,824
*	Provenco Group, Ltd.	524,201	158,558
#	Pumpkin Patch, Ltd.	606,913	908,151
	Pyne Gould Guinness, Ltd.	1,017,931	1,712,780
	Restaurant Brand New Zealand, Ltd.	369,175	250,414
*	Richina Pacific, Ltd.	309,644	133,378
*	Rubicon, Ltd.	995,760	714,784
#	Ryman Healthcare, Ltd.	2,510,698	3,464,257
	Sanford, Ltd.	418,047	1,283,055
	Scott Technology, Ltd.	60,843	68,117
*	Seafresh Fisheries, Ltd.	80,520	1,803
*	Skellerup Holdings, Ltd.	156,486	113,366
	Sky City Entertainment Group, Ltd.	1,862,368	5,872,556
	South Port New Zealand, Ltd.	30,744	52,994
#	Steel & Tube Holdings, Ltd.	404,138	1,029,219
	Taylors Group, Ltd.	29,646	36,791
*	Tenon, Ltd.	19,132	18,913
#	Tourism Holdings, Ltd.	402,452	602,820
	Tower, Ltd.	988,300	1,615,992
	Trustpower, Ltd.	3,300	19,788
	Warehouse Group, Ltd.	357,417	1,693,516
TOTAL COMMON STOCKS			52,896,412

RIGHTS/WARRANTS — (0.0%)
*	Skellerup Holdings, Ltd. Rights 03/27/08	39,121	2,502

TOTAL — NEW ZEALAND			52,898,914

18

SINGAPORE — (9.9%)
COMMON STOCKS — (9.9%)
# *	Addvalue Technologies, Ltd.	1,043,000	$94,709
#	Advanced Holdings, Ltd.	691,000	147,227
	AEM Holdings, Ltd.	558,000	35,537
	Allgreen Properties, Ltd.	2,774,000	2,493,075
	Apollo Enterprises, Ltd.	302,000	594,075
#	Aqua-Terra Supply Co., Ltd.	641,000	166,326
	Armstrong Industrial Corp., Ltd.	1,460,000	308,393
*	ASA Group Holdings, Ltd.	586,000	26,871
	Ascott Group, Ltd.	2,367,000	2,896,785
#	Asia Environment Holdings, Ltd.	503,000	195,756
*	Asia Food and Properties, Ltd.	5,203,000	2,789,507
*	Asia-Pacific Strategic Investments, Ltd.	1,410	243
	ASL Marine Holdings, Ltd.	497,000	416,964
	A-Sonic Aerospace, Ltd.	626,996	51,010
	Aussino Group, Ltd.	967,000	233,361
*	Ban Joo - Company, Ltd.	1,952,000	95,307
	Best World International, Ltd.	307,500	173,008
	Beyonics Technology, Ltd.	1,945,800	375,934
	Bonvests Holdings, Ltd.	990,000	808,776
	BRC Asia, Ltd.	794,000	76,425
	Broadway Industrial Group, Ltd.	461,000	269,263
	Brothers (Holdings), Ltd.	504,628	92,031
#	Bukit Sembawang Estates, Ltd	348,003	2,282,281
	CEI Contract Manufacturing, Ltd.	432,000	53,340
	Cerebos Pacific, Ltd.	560,000	1,578,788
#	CH Offshore, Ltd.	1,568,200	648,812
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	2,603,649
	Chemical Industries (Far East), Ltd.	105,910	69,323
*	China Auto Corp., Ltd.	3,040,700	181,358
	China Dairy Group, Ltd.	1,502,000	275,109
	China Merchants Holdings Pacific, Ltd.	809,000	518,880
*	China Petrotech Holdings	460,000	113,170
#	Chip Eng Seng Corp., Ltd.	1,775,000	655,372
	Chosen Holdings, Ltd.	1,284,000	140,398
	Chuan Hup Holdings, Ltd.	4,385,000	1,134,177
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	17,607
*	Compact Metal Industries, Ltd.	643,000	10,175
	Courts Singapore, Ltd.	495,000	178,931
#	Creative Technology Co., Ltd.	262,900	1,375,704
#	CSC Holdings, Ltd.	1,829,000	382,355
	CSE Global, Ltd.	1,893,000	1,339,724
#	CWT, Ltd.	1,384,500	867,480
#	Delong Holdings, Ltd.	1,287,000	3,034,814
*	Digiland International, Ltd.	12,033,000	85,448
*	Eagle Brand Holdings, Ltd.	5,158,000	216,998
	Ellipsiz, Ltd.	453,000	65,189
	Eng Wah Organisation, Ltd.	265,000	189,463
	Engro Corp., Ltd.	354,000	296,907
*	Enviro-Hub Holdings, Ltd.	1,445,666	413,682
	Eu Yan Sang International, Ltd.	182,000	71,863

19

	Eucon Holdings, Ltd.	755,000	$39,975
#	Ezra Holdings Pte, Ltd.	1,462,000	2,427,939
#	F.J. Benjamin Holdings, Ltd.	1,095,000	407,046
#	Federal International (2000), Ltd.	502,000	170,608
	Fischer Tech, Ltd.	244,000	35,103
#	Food Empire Holdings, Ltd.	912,000	498,933
#	Freight Links Express Holdings, Ltd.	3,893,000	188,617
	Frontline Technologies Corp., Ltd.	3,170,000	540,796
*	Fu Yu Corp., Ltd.	2,273,750	248,332
	GK Goh Holdings, Ltd.	1,494,000	1,123,827
# *	Global Voice Group, Ltd.	2,054,000	137,482
#	Goodpack, Ltd.	1,592,000	1,815,792
	GP Industries, Ltd.	3,120,209	1,009,696
	Grand Banks Yachts, Ltd.	250,000	155,120
	Hersing Corp., Ltd.	642,500	224,173
#	Hi-P International, Ltd.	1,973,000	727,182
	Ho Bee Investment, Ltd.	1,471,000	1,262,935
#	Hong Fok Corp., Ltd.	1,975,600	1,506,444
#	Hong Leong Asia, Ltd.	1,048,000	2,213,068
	Hotel Grand Central, Ltd.	1,060,514	728,588
	Hotel Plaza, Ltd.	1,783,500	2,319,877
#	Hotel Properties, Ltd.	1,809,600	4,111,266
	Hour Glass, Ltd.	622,744	394,775
#	HTL International Holdings, Ltd.	1,839,843	530,771
	Huan Hsin Holdings, Ltd.	1,138,400	445,870
#	HupSteel, Ltd.	1,687,875	380,020
	Hwa Hong Corp., Ltd.	2,488,000	1,193,583
#	Hyflux, Ltd.	1,067,000	2,484,918
#	IDT Holdings, Ltd.	718,000	220,129
#	IFS Capital, Ltd.	348,000	181,704
*	Informatics Education, Ltd.	1,339,000	51,932
#	InnoTek, Ltd.	931,000	550,604
	Innovalues, Ltd.	1,040,000	154,236
	Intraco, Ltd.	292,500	94,886
	IPC Corp., Ltd.	700,000	49,313
	Isetan (Singapore), Ltd.	122,500	322,103
	Jadason Enterprises, Ltd.	1,108,000	81,716
*	Jasper Investments, Ltd.	2,267,000	24,284
	Jaya Holdings, Ltd.	2,733,000	2,557,881
	JK Yaming International Holdings, Ltd.	907,000	238,958
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	558,897
	K1 Ventures, Ltd.	5,340,500	737,850
	Keppel Telecommunications and Transportation, Ltd.	1,990,800	6,913,075
	Khong Guan Flour Milling, Ltd.	38,000	40,207
	Kian Ann Engineering, Ltd.	1,302,000	169,193
#	Kian Ho Bearings, Ltd.	781,500	121,059
#	Kim Eng Holdings, Ltd.	1,594,000	2,494,845
	Koh Brothers Group, Ltd.	1,494,000	349,642
#	KS Energy Services, Ltd.	800,000	1,313,886
*	L & M Group Investments, Ltd.	7,107,100	25,475
*	Lafe Technology, Ltd.	1,234,800	148,587
	LanTroVision (S), Ltd.	5,028,750	121,850

20

	LC Development, Ltd.	2,041,254	$438,247
	Lee Kim Tah Holdings, Ltd.	1,600,000	672,495
#	Lion Asiapac, Ltd.	473,000	98,545
	Low Keng Huat Singapore, Ltd.	1,116,000	386,574
	Lum Chang Holdings, Ltd.	1,134,030	228,100
*	Manhattan Resources, Ltd.	668,000	183,785
	Manufacturing Integration Technology, Ltd.	588,000	64,079
*	MDR, Ltd.	2,040,000	64,457
# *	Mediaring.Com, Ltd.	4,262,500	372,306
	Memtech International, Ltd.	1,322,000	163,175
	Metro Holdings, Ltd.	2,256,960	1,276,407
#	Midas Holdings, Ltd.	1,342,000	1,075,951
#	Miyoshi Precision, Ltd.	553,500	66,747
	MobileOne, Ltd.	2,025,000	2,895,691
*	Multi-Chem, Ltd.	1,263,000	182,281
	Natsteel, Ltd.	414,000	425,905
#	Nera Telecommunications, Ltd.	1,450,000	420,550
	New Toyo International Holdings, Ltd.	1,043,000	231,691
*	Orchard Parade Holdings, Ltd.	1,084,022	910,337
#	Osim International, Ltd.	1,965,600	530,067
	Ossia International, Ltd.	750,554	136,469
#	Pan-United Corp., Ltd.	2,193,000	1,038,685
	Parkway Holdings, Ltd.	702,000	1,518,115
	PCI, Ltd.	734,000	214,939
	Penguin Boat International, Ltd.	320,000	41,231
	Pertama Holdings, Ltd.	459,750	158,393
#	Petra Foods, Ltd.	881,000	776,311
	Popular Holdings, Ltd.	1,813,000	347,923
	PSC Corp., Ltd.	1,973,419	432,657
	QAF, Ltd.	881,000	224,510
	Qian Hu Corp., Ltd.	674,600	71,685
	Raffles Education Corp., Ltd.	1,823,000	3,413,553
	Robinson & Co., Ltd.	284,832	1,360,761
	Rotary Engineering, Ltd.	2,273,600	1,486,110
	San Teh, Ltd.	838,406	315,056
	SBS Transit, Ltd.	1,011,000	1,780,168
#	SC Global Developments, Ltd.	935,850	1,163,315
*	Sea View Hotel, Ltd.	66,000	—
*	Seksun Corp., Ltd.	530,000	285,572
	Sim Lian Group, Ltd.	1,380,000	548,968
	Sing Investments & Finance, Ltd.	198,450	223,386
	Singapore Food Industries, Ltd.	1,707,000	956,312
	Singapore Post, Ltd.	6,425,900	5,097,129
	Singapore Reinsurance Corp., Ltd	1,695,028	422,860
	Singapore Shipping Corp., Ltd.	1,930,000	540,902
	Singapura Finance, Ltd.	174,062	196,073
# *	Sinomem Technology, Ltd.	902,000	529,582
*	Sinwa, Ltd.	259,000	61,614
	SMB United, Ltd.	2,010,000	424,783
	SMRT Corp., Ltd.	3,293,000	4,103,184
	SNP Corp., Ltd.	466,495	381,419
#	SP Chemicals, Ltd.	813,000	440,548

21

*	SP Corp., Ltd.	454,000	$33,388
#	SSH Corp., Ltd.	1,307,000	266,393
#	Stamford Land Corp., Ltd.	3,229,000	1,090,235
*	Straco Corp., Ltd.	130,000	16,231
	Straits Trading Co., Ltd.	1,117,200	5,382,001
	Sunningdale Tech, Ltd.	1,332,000	182,691
	Sunright, Ltd.	378,000	71,365
	Superbowl Holdings, Ltd.	980,000	193,223
	Superior Multi-Packaging, Ltd.	490,500	46,599
	Tat Hong Holdings, Ltd.	1,194,000	1,836,035
*	Thakral Corp., Ltd.	6,028,000	275,791
#	Tiong Woon Corp. Holding, Ltd.	1,359,000	684,881
	Transmarco, Ltd.	106,500	57,498
	Trek 2000 International, Ltd.	1,004,000	225,423
	TT International, Ltd.	2,742,480	259,888
	Tuan Sing Holdings, Ltd.	3,362,000	648,195
	UMS Holdings, Ltd.	941,000	186,130
#	Unisteel Technology, Ltd.	1,521,875	1,514,464
	United Engineers, Ltd.	846,666	2,307,404
*	United Envirotech, Ltd.	352,000	54,799
	United Overseas Insurance, Ltd.	188,250	516,701
*	United Pulp & Paper Co., Ltd.	708,000	92,798
	UOB-Kay Hian Holdings, Ltd.	1,798,000	2,589,703
	Vicom, Ltd.	120,000	149,707
#	WBL Corp., Ltd.	720,000	2,441,097
#	Wheelock Properties (S), Ltd.	1,124,000	1,503,095
	Wing Tai Holdings, Ltd.	1,915,800	2,890,335
#	Xpress Holdings, Ltd.	3,079,000	238,364
	Yellow Pages (Singapore), Ltd.	299,000	189,612
	YHI International, Ltd.	1,174,000	236,835
*	Yoma Strategic Holdings, Ltd.	132,000	19,421
# *	Yongnam Holdings, Ltd.	1,970,000	336,541
*	Zhongguo Jilong, Ltd.	249,876	7,923
TOTAL COMMON STOCKS			141,910,997

RIGHTS/WARRANTS — (0.0%)
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	3,119
# *	Goodpack, Ltd. Rights 07/16/09	199,000	47,079
*	Qian Hu Corp, Ltd. Warrants 09/19/10	204,100	17,192
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	14,849
*	Yongnam Holdings, Ltd. Warrants 08/26/09	591,000	76,264
TOTAL RIGHTS/WARRANTS			158,503

TOTAL — SINGAPORE			142,069,500

UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
*	Thor Mining P.L.C.	32,186	3,516

22

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc. ADR	7,260	$—
# *	Peplin, Inc.	391,543	250,760

TOTAL — UNITED STATES			250,760

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $2,495,000 FNMA 5.00%, 06/01/22, valued at $2,302,499) to be repurchased at $2,267,555	$2,267	2,267,000

SECURITIES LENDING COLLATERAL — (27.5%)
@ Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $123,084,754 FHLMC 5.004%(r), 12/01/35 & FNMA 5.451%(r), 08/01/36, valued at $102,000,001 ) to be repurchased at $100,026,500	100,000	100,000,000
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $156,592,984 FHLMC 5.000%, 02/01/37 & 6.500%, 11/01/37, valued at $147,521,669 ) to be repurchased at $144,667,414	144,629	144,629,087
@ Repurchase Agreement, Greenwich Capital Markets 3.16%, 03/03/08 (Collateralized by $155,712,694 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 08/01/22 to 01/01/38, valued at $153,003,360 ) to be repurchased at $150,039,500	150,000	150,000,000
TOTAL SECURITIES LENDING COLLATERAL		394,629,087

TOTAL INVESTMENTS - (100.0%) (Cost $1,208,154,364) ##		$1,433,876,766

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$12,854,072
Level 2 – Other Significant Observable Inputs	1,421,022,694
Level 3 – Significant Unobservable Inputs	—
Total	$1,433,876,766

23

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (96.1%)
Consumer Discretionary — (15.2%)
	4imprint Group P.L.C.	96,735	$350,887
	Aegis Group P.L.C.	1,191,751	2,632,524
	Aga Foodservice Group P.L.C.	494,073	3,010,531
	Airea P.L.C.	22,000	8,061
	Alba P.L.C.	184,693	353,312
	Alexandra P.L.C.	124,343	216,991
	Alexon Group P.L.C.	183,490	357,613
#	Arena Leisure P.L.C.	1,411,547	1,440,726
	Avesco Group P.L.C.	44,438	81,998
	Avon Rubber P.L.C.	126,434	258,135
	Barratt Developments P.L.C.	24,509	198,290
	Bellway P.L.C.	320,033	5,037,277
#	Blacks Leisure Group P.L.C.	181,058	635,579
	Bloomsbury Publishing P.L.C.	281,545	907,550
	Bovis Homes Group P.L.C.	488,520	5,616,428
	BPP Holdings P.L.C.	222,896	2,382,132
	Caffyns P.L.C.	6,000	100,743
#	Carpetright P.L.C.	141,976	2,033,028
# *	Celtic P.L.C.	61,138	82,500
	Centaur Media P.L.C.	599,070	1,040,445
	Chime Communications P.L.C.	1,055,433	690,146
# *	Chrysalis Group P.L.C.	210,567	542,882
	Churchill China P.L.C.	30,000	183,449
	Clinton Cards P.L.C.	740,506	814,423
	Colefax Group P.L.C.	60,000	222,853
	Cosalt P.L.C.	82,921	567,024
	Creston P.L.C.	213,773	291,806
	Dawson Holdings P.L.C.	253,045	485,903
	Dignity P.L.C.	262,886	3,792,160
	DSG International P.L.C.	135,237	169,052
#	Emap P.L.C.	72,621	1,325,758
*	Entertainment Rights P.L.C.	2,258,940	513,676
	Euromoney Institutional Investor P.L.C.	360,841	2,545,166
	Findel P.L.C.	388,514	3,951,055
*	Forminster P.L.C.	43,333	3,229
#	French Connection Group P.L.C.	384,233	752,733
	Fuller Smith & Turner P.L.C.	132,742	1,516,828
	Future P.L.C.	1,363,027	835,626
*	Galiform P.L.C.	2,349,090	3,823,189
	Game Group P.L.C.	1,483,227	5,464,992
#	Games Workshop Group P.L.C.	104,823	451,089
*	Gaskell P.L.C.	36,000	1,788

1

	GCAP Media P.L.C.	688,164	$2,597,429
	Greene King P.L.C.	436,140	5,610,877
	Halfords Group P.L.C.	939,332	5,232,819
	Haynes Publishing Group P.L.C.	14,703	65,735
	Headlam Group P.L.C.	339,900	2,627,280
	Henry Boot P.L.C.	439,079	1,216,897
*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,674,118	4,185,869
	Holidaybreak P.L.C.	211,067	2,455,090
	Hornby P.L.C.	154,220	620,964
*	HR Owen P.L.C.	71,542	212,990
	Huntsworth P.L.C.	818,058	1,178,199
	Inchcape P.L.C.	46,859	362,079
	Informa P.L.C.	618,748	4,219,690
	J.D. Wetherspoon P.L.C.	552,111	3,347,776
	JJB Sports P.L.C.	949,037	2,292,374
	John David Group P.L.C.	126,388	949,096
	John Menzies P.L.C.	244,534	2,653,504
	Johnston Press P.L.C.	618,693	2,355,886
	Kesa Electricals P.L.C.	729,479	3,081,798
*	Lambert Howarth Group P.L.C.	43,203	—
	Land of Leather Holdings P.L.C.	194,670	266,305
	Laura Ashley Holdings P.L.C.	2,887,571	1,255,812
	Lookers P.L.C.	709,211	1,293,106
#	Luminar Group Holdings P.L.C.	268,448	1,866,016
	Mallett P.L.C.	46,337	132,073
	Manganese Bronze Holdings P.L.C.	68,818	720,877
	Marchpole Holdings P.L.C.	111,635	53,125
*	Mice Group P.L.C.	844,000	100,624
	Millennium and Copthorne Hotels P.L.C.	298,578	2,381,383
	Moss Bros Group P.L.C.	234,511	209,389
	Mothercare P.L.C.	333,825	2,746,759
	N Brown Group P.L.C.	1,002,689	4,956,319
	Next Fifteen Communications P.L.C.	25,000	29,595
*	Nord Anglia Education P.L.C.	130,842	719,241
*	Pace Micro Technology P.L.C.	769,447	1,395,144
*	Partridge Fine Arts P.L.C.	26,127	21,545
	Pendragon P.L.C.	2,285,154	1,521,955
#	Photo-Me International P.L.C.	1,340,534	897,550
	Pinewood Shepperton P.L.C.	187,350	794,593
*	Pittards P.L.C.	60,985	2,429
	Portmeirion Group P.L.C.	22,856	113,683
*	Pressac P.L.C.	78,129	1,164
	Redrow P.L.C.	644,914	3,897,780
*	Regent Inns P.L.C.	459,957	155,285
	Restaurant Group P.L.C.	753,607	2,153,568
	ScS Upholstery P.L.C.	127,472	128,974
*	Shellshock, Ltd.	850	1,077
	Signet Group P.L.C.	634,584	765,035
*	SMG P.L.C.	965,594	263,201
	Smiths News P.L.C.	635,227	1,271,200
*	Southampton Leisure Holdings P.L.C.	19,615	15,300
*	Sportech P.L.C.	339,293	549,964

2

	St Ives Group P.L.C.	448,949	$2,266,436
	St. Jame’s Place P.L.C.	217,717	1,140,489
*	Stylo P.L.C.	64,096	47,112
	Taylor Nelson Sofres P.L.C.	1,742,993	6,383,980
	Ted Baker P.L.C.	161,948	1,504,691
	The Berkeley Group Holdings P.L.C.	31,932	656,937
	The Character Group P.L.C.	97,314	230,927
	The Vitec Group P.L.C.	150,307	1,491,778
*	Tinopolis P.L.C.	175,752	104,724
	Topps Tiles P.L.C.	783,092	1,973,226
*	Torotrak P.L.C.	449,280	199,389
*	Tradus P.L.C.	70,899	2,520,686
	Trinity Mirror P.L.C.	492,324	2,766,409
	United Business Media P.L.C.	450,703	4,748,243
	UTV Media P.L.C.	217,432	1,096,147
	Wagon P.L.C.	237,979	149,110
*	Wembley P.L.C.	68,694	13,650
*	Westcity P.L.C.	96,111	51,390
	WH Smith P.L.C.	605,148	4,475,603
	Wilmington Group P.L.C.	356,207	1,412,772
#	Woolworths Group P.L.C.	5,587,422	1,189,167
Total Consumer Discretionary			166,058,866

Consumer Staples — (3.9%)
	Anglo-Eastern Plantations P.L.C.	111,453	1,401,714
	Barr (A.G.) P.L.C.	66,137	1,556,888
	Britvic P.L.C.	326,992	2,150,147
	Cranswick P.L.C.	179,621	1,935,160
	Dairy Crest Group P.L.C.	535,101	5,585,879
	Devro P.L.C.	623,198	1,001,895
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	3,828,779
	Marston’s P.L.C.	1,227,042	5,840,767
	Mcbride P.L.C.	935,102	1,741,744
	Nichols P.L.C.	66,550	302,408
	Northern Foods P.L.C.	2,096,761	3,741,192
	Premier Foods P.L.C.	1,158,622	2,101,268
	PZ Cussons P.L.C.	1,481,891	5,202,953
	R.E.A. Holdings P.L.C.	49,233	669,001
	Robert Wiseman Dairies P.L.C.	290,033	2,802,567
	Thorntons P.L.C.	313,060	1,003,764
	Uniq P.L.C.	463,373	1,214,758
	Young & Co.’s Brewery P.L.C.	40,000	419,787
	Young & Co.’s Brewery P.L.C. Series A	20,936	238,023
Total Consumer Staples			42,738,694

Energy — (8.4%)
	Abbot Group P.L.C.	896,741	6,878,840
	Anglo Pacific Group P.L.C.	395,642	1,204,012
*	Dana Petroleum P.L.C.	335,727	8,837,544
*	Emerald Energy P.L.C.	220,639	1,048,083
	Expro International Group P.L.C.	430,747	10,697,632

3

*	Fortune Oil P.L.C.	5,933,254	$844,729
	Hunting P.L.C.	477,489	7,306,568
	James Fisher & Sons P.L.C.	192,145	2,276,862
	JKX Oil and Gas P.L.C.	592,186	5,401,000
	John Wood Group P.L.C.	1,450,658	11,853,928
	KBC Advanced Technologies P.L.C.	163,011	145,113
	Lupus Capital P.L.C.	42,998	62,518
	Melrose Resources P.L.C.	388,991	2,805,753
*	Premier Oil P.L.C.	329,638	9,060,025
# *	Soco International P.L.C.	289,649	11,133,872
*	UK Coal P.L.C.	590,118	5,346,039
	Venture Production P.L.C.	455,259	6,480,897
Total Energy			91,383,415

Financials — (14.9%)
	A & J Mucklow Group P.L.C.	221,136	1,448,252
	Aberdeen Asset Management P.L.C.	2,541,237	6,722,878
	Amlin P.L.C.	770,080	4,209,298
	Arbuthnot Banking Group P.L.C.	67,329	567,731
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	1,039,113	3,316,857
#	Benfield Group, Ltd. P.L.C.	422,640	2,240,397
#	BlueBay Asset Management P.L.C.	51,042	303,445
	Brewin Dolphin Holdings P.L.C.	895,086	2,813,980
	Brit Insurance Holdings P.L.C.	1,298,779	5,967,709
	Brixton P.L.C.	626,766	4,047,192
	Capital & Regional P.L.C.	279,419	2,828,607
	Catlin Group, Ltd.	452,578	3,399,427
	Charles Stanley Group P.L.C.	127,317	586,294
	Chesnara P.L.C.	92,900	295,290
	Close Brothers Group P.L.C.	99,664	1,294,409
*	CLS Holdings P.L.C.	262,590	1,769,711
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	407,502	1,076,906
#	Daejan Holdings P.L.C.	43,621	2,942,064
#	Derwent London P.L.C.	340,203	9,622,316
	Development Securities P.L.C.	177,708	1,696,906
	DTZ Holdings P.L.C.	209,951	957,925
#	Erinaceous Group P.L.C.	465,172	27,676
	Evolution Group P.L.C.	1,152,902	2,651,810
#	F&C Asset Management P.L.C.	1,643,383	5,715,034
#	Grainger P.L.C.	436,048	3,431,881
	Great Portland Estates P.L.C.	614,931	6,071,538
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Bermuda, Ltd.	138,704	730,369
	Helical Bar P.L.C.	414,939	3,010,213
#	Henderson Group P.L.C.	3,020,595	6,053,901
	Highway Insurance Holdings P.L.C.	844,999	1,262,138
	Hiscox, Ltd.	1,579,968	8,581,231
	IG Group Holdings P.L.C.	1,189,807	8,217,002
*	Industrial & Commercial Holdings P.L.C.	5,000	149
	Intermediate Capital Group P.L.C.	256,600	7,592,847

4

	International Personal Finance P.L.C.	346,786	$1,401,824
#	Jardine Lloyd Thompson Group P.L.C.	803,953	5,737,277
	Kiln, Ltd.	1,128,975	3,324,704
	Liontrust Asset Management P.L.C.	129,935	703,068
	London Scottish Bank P.L.C.	491,096	179,452
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,277,118
	McKay Securities P.L.C.	32,232	189,897
*	Minerva P.L.C.	601,226	1,560,519
*	Novae Group P.L.C.	1,151,130	791,419
	Panmure Gordon & Co. P.L.C.	15,272	22,283
#	Paragon Group of Cos. P.L.C.	15,320	33,851
	Park Group P.L.C.	291,600	106,868
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	166
	Provident Financial P.L.C.	192,067	3,042,894
	Quintain Estates & Development P.L.C.	161,208	1,404,462
	Rathbone Brothers P.L.C.	163,220	3,121,514
	Rensburg Sheppards P.L.C.	174,975	2,115,489
	Rugby Estates P.L.C.	15,328	118,787
	S&U P.L.C.	21,140	174,193
	Savills P.L.C.	443,892	2,988,260
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
	Shaftesbury P.L.C.	495,639	5,618,675
	Shore Capital Group P.L.C.	1,227,370	930,827
	ST Modwen Properties P.L.C.	496,506	4,779,616
*	Terence Chapman Group P.L.C.	62,500	394
	Town Centre Securities P.L.C.	206,327	1,201,753
	Tullett Prebon P.L.C.	268,743	2,679,637
	Unite Group P.L.C.	457,428	3,012,009
	Warner Estate Holdings P.L.C.	172,730	1,235,171
	Workspace Group P.L.C.	598,597	3,103,255
Total Financials			162,316,044

Health Care — (2.7%)
*	Acambis P.L.C.	372,178	862,387
*	Alizyme P.L.C.	660,805	517,632
*	Antisoma P.L.C.	1,755,079	963,759
*	Ark Therapeutics Group P.L.C.	654,350	954,681
# *	Axis-Shield P.L.C.	215,716	1,125,851
*	Biocompatibles International P.L.C.	150,111	442,979
*	Bioquell P.L.C.	90,893	362,892
*	BTG P.L.C.	489,797	862,465
	Care UK P.L.C.	205,547	1,777,848
*	Clinical Computing P.L.C.	46,666	2,666
	Consort Medical P.L.C.	114,539	1,304,870
	Corin Group P.L.C.	151,637	1,686,598
	Dechra Pharmaceuticals P.L.C.	204,340	1,573,428
*	Genetix Group P.L.C.	151,246	126,224
*	Genus P.L.C.	77,045	1,076,096
*	Global Health Partner P.L.C.	800	1,999

5

	Goldshield Group P.L.C.	123,034	$643,797
	Hikma Pharmaceuticals P.L.C.	339,719	3,338,494
	Nestor Healthcare Group P.L.C.	443,850	484,329
*	Osmetech P.L.C.	66,935	29,693
*	Oxford Biomedica P.L.C.	2,007,523	1,050,810
*	Phytopharm P.L.C.	104,349	50,415
*	Protherics P.L.C.	1,046,492	1,158,093
*	Provalis P.L.C.	796,584	4,749
# *	Skyepharma P.L.C.	2,745,363	693,211
	SSL International P.L.C.	766,671	7,402,448
*	Vectura Group P.L.C.	491,081	442,134
*	Vernalis P.L.C.	1,131,506	205,373
	William Ransom & Son P.L.C.	30,000	8,855
Total Health Care			29,154,776

Industrials — (34.9%)
*	AEA Technology P.L.C.	539,970	849,806
	Aggreko P.L.C.	1,030,134	11,956,622
	Air Partner P.L.C.	38,153	720,617
*	Airflow Streamline P.L.C.	20,500	23,830
	Alumasc Group P.L.C.	131,547	521,837
	Amec P.L.C.	734,710	11,207,521
	Arriva P.L.C.	611,646	8,235,290
	Ashtead Group P.L.C.	1,785,154	2,686,933
	Atkins WS P.L.C.	437,924	9,536,062
*	Autologic Holdings P.L.C.	96,590	126,354
# *	Avis Europe P.L.C.	3,154,308	1,683,103
	Babcock International Group P.L.C.	877,825	9,833,170
	Balfour Beatty P.L.C.	5,009	43,952
*	BB Holdings, Ltd.	8,709	48,128
	BBA Aviation P.L.C.	1,083,625	3,942,795
	Biffa P.L.C.	211,347	1,450,568
	Bodycote International P.L.C.	1,283,539	4,751,513
	Braemar Shipping Services P.L.C.	73,913	660,916
	Brammer P.L.C.	189,691	1,003,506
	BSS Group P.L.C.	503,242	3,605,246
	Business Post Group P.L.C.	204,928	1,307,585
*	C.H. Bailey P.L.C.	20,950	36,507
	Camellia P.L.C.	2,437	430,998
	Carillion P.L.C.	1,537,838	11,357,783
*	Carlisle Group, Ltd.	3,400	8,458
	Carr’s Milling Industries P.L.C.	35,330	374,738
#	Carter & Carter Group P.L.C.	122,848	201,386
	Castings P.L.C.	163,887	933,526
	Charles Taylor Consulting P.L.C.	143,225	821,059
*	Charter P.L.C.	626,781	10,216,916
	Chemring Group P.L.C.	132,581	6,431,272
	Chloride Group P.L.C.	1,054,622	3,747,368
	Christie Group P.L.C.	53,263	133,658
	Clarkson P.L.C.	54,733	940,163
	Communisis P.L.C.	577,296	801,822
	Cookson Group P.L.C.	804,036	9,463,465

6

*	Corporate Services Group P.L.C.	3,685,688	$153,424
*	Costain Group P.L.C.	1,306,155	554,981
*	Danka Business Systems P.L.C.	1,029,605	71,274
	Dart Group P.L.C.	296,000	158,598
	Davis Service Group P.L.C.	689,742	6,825,712
	De La Rue P.L.C.	621,139	11,111,961
	Dewhurst P.L.C.	9,000	39,522
	Domino Printing Sciences P.L.C.	449,538	2,720,261
*	easyJet P.L.C.	709,379	5,719,639
	Eleco P.L.C.	104,685	192,980
*	Eliza Tinsley Group P.L.C.	19,844	3,549
	Enodis P.L.C.	1,614,673	5,149,427
	Fenner P.L.C.	691,344	3,530,251
	FKI P.L.C.	2,265,782	3,258,189
#	Forth Ports P.L.C.	184,302	7,151,548
*	Fortress Holdings P.L.C.	120,728	6,597
	FW Thorpe P.L.C.	24,000	257,488
	Galliford Try P.L.C.	1,475,611	2,028,059
*	Garton Engineering P.L.C.	10,248	—
	Gibbs & Dandy P.L.C.	37,672	286,825
	Go-Ahead Group P.L.C.	175,345	6,233,863
	Hampson Industries P.L.C.	320,091	1,002,203
	Harvey Nash Group P.L.C.	261,144	258,049
	Havelock Europa P.L.C.	141,758	228,845
	Hays P.L.C.	221,415	476,026
#	Helphire P.L.C.	570,202	1,936,597
*	Heywood Williams Group P.L.C.	323,020	234,872
	Homeserve P.L.C.	234,574	9,173,189
	Hyder Consulting P.L.C.	159,637	1,343,530
	IMI P.L.C.	481,543	3,684,634
	Interserve P.L.C.	512,988	4,353,758
	Intertek Group P.L.C.	605,784	10,745,772
*	Invensys P.L.C.	1,601,463	8,100,860
	ITE Group P.L.C.	1,007,435	2,990,050
	J. Smart & Co. (Contractors) P.L.C.	22,500	268,251
	James Halstead P.L.C.	104,416	1,098,339
	Johnson Service Group P.L.C.	206,862	111,874
	Keller Group P.L.C.	285,825	3,367,167
	Kier Group P.L.C.	145,769	4,021,938
	Latchways P.L.C.	42,476	759,312
	Lavendon Group P.L.C.	157,181	1,148,610
	Lincat Group P.L.C.	14,452	157,803
	Low & Bonar P.L.C.	707,849	1,657,898
	Management Consulting Group P.L.C.	1,055,808	794,029
	Meggitt P.L.C.	42,528	234,492
	Metalrax Group P.L.C.	508,719	297,962
	Michael Page International P.L.C.	1,271,159	7,033,922
	Mitie Group P.L.C.	1,243,034	6,334,198
	MJ Gleeson Group P.L.C.	195,875	948,089
	Molins P.L.C.	82,233	221,178
	Morgan Crucible Co. P.L.C.	1,192,285	4,896,936
	Morgan Sindall P.L.C.	175,758	3,783,247

7

	Mouchel Group P.L.C.	437,972	$3,561,254
	MS International P.L.C.	71,500	259,614
	National Express Group P.L.C.	204,390	4,572,559
	Northgate P.L.C.	293,546	3,847,494
	OPD Group P.L.C.	102,094	365,721
	Parkwood Holdings P.L.C.	62,980	129,560
	PayPoint P.L.C.	53,251	638,184
*	Qinetiq P.L.C.	766,443	2,995,808
	Regus Group P.L.C.	3,802,559	6,361,800
*	Renold P.L.C.	270,995	444,207
	Ricardo P.L.C.	220,336	1,523,456
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	326,957	1,002,156
	ROK P.L.C.	633,380	1,377,819
	RPS Group P.L.C.	811,331	4,758,009
	Senior P.L.C.	1,671,692	3,280,609
	Serco Group P.L.C.	107,204	921,517
	Severfield-Rowen P.L.C.	354,372	2,189,281
	Shanks Group P.L.C.	1,014,008	4,596,316
	SIG P.L.C.	479,728	7,893,298
	Speedy Hire P.L.C.	183,252	2,866,144
	Spice P.L.C.	3,967	36,575
	Spirax-Sarco Engineering P.L.C.	313,271	5,823,672
	Spring Group P.L.C.	596,238	589,488
	Stagecoach Group P.L.C.	1,565,172	7,763,068
	Sthree P.L.C.	82,165	365,797
	T. Clarke P.L.C.	148,717	481,819
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	834,861
	TDG P.L.C.	326,296	1,596,115
*	The 600 Group P.L.C.	218,038	200,977
	The Weir Group P.L.C.	839,729	12,847,019
	Tomkins P.L.C.	1,354,458	4,541,243
*	Trafficmaster P.L.C.	553,279	457,233
	Travis Perkins P.L.C.	141,061	3,015,547
	Tribal Group P.L.C.	125,000	334,497
	Trifast P.L.C.	359,985	395,339
	Ultra Electronics Holdings P.L.C.	274,839	6,514,172
	Umeco P.L.C.	189,043	2,109,274
*	Volex Group P.L.C.	241,088	501,273
	Vp P.L.C.	172,286	1,076,033
	VT Group P.L.C.	696,523	9,151,276
	Waterman Group P.L.C.	108,139	343,329
	Whatman P.L.C.	520,176	2,756,219
	White Young Green P.L.C.	183,454	1,258,328
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	15,277
	Wincanton P.L.C.	493,583	3,543,655
	WSP Group P.L.C.	270,216	2,903,975
	XP Power, Ltd.	73,546	409,381
Total Industrials			380,662,499

8

Information Technology — (11.5%)
	Abacus Group P.L.C.	285,469	$279,309
	Acal P.L.C.	104,729	338,390
*	Alterian P.L.C.	179,139	495,125
	Anite P.L.C.	1,273,342	1,083,353
*	ARC International P.L.C.	623,793	308,554
	ARM Holdings P.L.C.	2,730,857	4,883,102
*	Autonomy Corp. P.L.C.	741,371	13,790,379
	Aveva Group P.L.C.	283,341	5,527,223
	Axon Group P.L.C.	251,554	2,787,480
*	Blinkx P.L.C.	696,972	244,553
	CML Microsystems P.L.C.	18,361	28,954
	Computacenter P.L.C.	397,656	1,413,746
*	CSR P.L.C.	352,374	2,224,127
	Detica Group P.L.C.	485,719	2,389,331
	Dialight P.L.C.	111,362	325,796
#	Dimension Data Holdings P.L.C.	2,272,493	2,310,823
	Diploma P.L.C.	446,065	1,448,200
	E2V Technologies P.L.C.	254,720	1,226,057
	Electrocomponents P.L.C.	1,585,752	5,518,814
	Electronic Data Processing P.L.C.	55,200	61,251
*	Eurodis Electron P.L.C.	2,118,657	—
	Fidessa Group P.L.C.	134,098	2,461,789
*	Filtronic P.L.C.	338,741	1,154,074
	Financial Objects P.L.C.	17,000	15,011
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	271,050
*	Gresham Computing P.L.C.	204,631	245,902
	Halma P.L.C.	1,529,292	6,295,909
*	Imagination Technologies Group P.L.C.	908,378	1,716,671
	Innovation Group P.L.C.	2,537,718	1,621,122
*	Intec Telecom Systems P.L.C.	1,201,847	1,035,317
	Intelek P.L.C.	49,880	15,412
	Kewill Systems P.L.C.	309,597	522,413
	Kofax P.L.C.	325,477	1,215,618
	Laird Group P.L.C.	717,459	7,046,234
	LogicaCMG P.L.C.	2,298,306	4,221,661
	Macro 4 P.L.C.	68,736	162,387
	Micro Focus International P.L.C.	465,120	1,847,996
	Microgen P.L.C.	404,360	360,845
	Misys P.L.C.	2,039,600	6,006,493
*	Monitise P.L.C.	450,565	87,662
	Morse P.L.C.	367,208	397,088
*	nCipher P.L.C.	110,961	376,243
	Netstore P.L.C.	143,737	65,312
	Northgate Information Solutions P.L.C.	2,006,015	3,746,572
	Oxford Instruments P.L.C.	194,358	734,463
*	Parity Group P.L.C.	7,621	6,115
	Phoenix IT Group, Ltd.	178,926	932,284
*	Plasmon P.L.C.	259,985	55,388
	Premier Farnell P.L.C.	1,419,676	4,196,852

9

	Psion P.L.C.	513,902	$1,065,872
	Raymarine P.L.C.	289,080	1,557,487
	Renishaw P.L.C.	222,795	3,061,376
	RM P.L.C.	369,199	1,595,857
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	362,996	7,113,856
*	SCI Entertainment Group P.L.C.	286,579	221,545
*	Scipher P.L.C.	34,563	773
*	SDL P.L.C.	279,025	1,590,849
	Spectris P.L.C.	499,879	7,757,387
*	Spirent Communications P.L.C.	3,268,201	3,753,813
	TT electronics P.L.C.	543,437	1,014,614
	Vislink P.L.C.	588,460	618,501
*	Wolfson Microelectronics P.L.C.	453,006	1,226,159
	Xaar P.L.C.	220,887	692,027
	Zetex P.L.C.	324,690	342,182
Total Information Technology			125,110,748

Materials — (3.3%)
*	Amberley Group P.L.C.	125,000	21,423
*	API Group P.L.C.	103,483	44,015
	British Polythene Industries P.L.C.	102,332	563,072
	Carclo P.L.C.	214,230	367,853
	Chamberlin P.L.C.	18,000	69,347
*	Coral Products P.L.C.	50,000	8,942
	Croda International P.L.C.	498,679	5,969,603
	Delta P.L.C.	500,743	1,027,172
	DS Smith P.L.C.	1,637,788	5,128,627
	Dyson Group P.L.C.	127,757	302,275
	Elementis P.L.C.	1,911,621	2,910,877
	Ennstone P.L.C.	1,940,949	1,144,207
	Filtrona P.L.C.	724,553	2,713,423
	Foseco P.L.C.	145,540	834,376
	Hill & Smith Holdings P.L.C.	280,223	1,829,247
	Inmarsat P.L.C.	48,827	476,878
*	Inveresk P.L.C.	125,000	22,407
	Macfarlane Group P.L.C.	378,287	191,621
	Marshalls P.L.C.	670,307	3,538,373
	Opsec Security Group P.L.C.	117,822	126,287
	Porvair P.L.C.	158,128	326,052
	RPC Group P.L.C.	402,719	1,588,415
*	Scapa Group P.L.C.	456,918	267,348
	Treatt P.L.C.	14,957	72,973
	Victrex P.L.C.	314,861	4,638,672
	Yule Catto & Co. P.L.C.	540,291	1,818,251
	Zotefoams P.L.C.	96,852	193,677
Total Materials			36,195,413

Telecommunication Services — (0.7%)
*	Colt Telecom Group SA	922,827	3,001,019
	Kcom Group P.L.C.	1,880,740	1,623,461

10

*	Redstone P.L.C.	125,910	$145,373
	Telecom Plus P.L.C.	294,204	1,369,331
*	THUS Group P.L.C.	600,824	1,401,052
# *	Vanco P.L.C.	232,704	383,537
	Total Telecommunication Services		7,923,773

	Utilities — (0.6%)
	Dee Valley Group P.L.C.	12,109	240,310
	Hydro International P.L.C.	27,669	94,643
	Northumbrian Water Group P.L.C.	927,166	6,425,847
	Pennon Group P.L.C.	24,633	311,888
	Total Utilities		7,072,688

	TOTAL COMMON STOCKS		1,048,616,916

	PREFERRED STOCKS — (0.0%)
	Consumer Staples — (0.0%)
	Rea Holdings P.L.C.	1,474	3,236

	RIGHTS/WARRANTS — (0.0%)
*	Phytopharm P.L.C. Sub Shares Rights 03/20/08	73,044	3,266
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—
	TOTAL RIGHTS/WARRANTS		3,266

		Face Amount	Value †
		(000)
	TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $705,000 FNMA 5.15%(r), 09/01/37, valued at $462,984) to be repurchased at $681,167	$681	681,000

	SECURITIES LENDING COLLATERAL — (3.8%)
@	Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $68,964,952 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 09/01/21 to 12/01/37; FNMA 5.786%(r), 01/01/17 & 6.478%(r), 08/01/27; & GNMA 7.000%, 09/15/36 to 11/15/37, valued at $42,546,202) to be repurchased at $41,723,016	41,712	41,711,962

	TOTAL INVESTMENTS - (100.0%)
	(Cost $883,865,314) ##		$1,091,016,380

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$3,623,563
Level 2 – Other Significant Observable Inputs	1,087,392,817
Level 3 – Significant Unobservable Inputs	—
Total	$1,091,016,380

11

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRIA — (2.2%)
COMMON STOCKS — (2.2%)
	Agrana Beteiligungs AG	17,295	$1,893,241
	Andritz AG	107,548	6,019,739
	Austria Email AG	715	5,304
* #	Austrian Airlines AG	133,921	1,045,645
	BKS Bank AG	520	89,601
* #	BWIN Interactive Entertainment AG	81,529	2,440,824
	BWT AG	28,425	1,317,231
*	CA Immobilien Anlagen AG	134,542	2,953,363
*	Christ Water Techology AG	24,819	430,681
	Constantia Packaging AG	35,136	2,580,505
*	Conwert Immobilien Invest AG	48,984	786,170
	Eybl International AG	3,191	33,062
	Flughafen Wien AG	41,141	4,704,226
	Frauenthal Holding AG	12,084	334,312
*	Intercell AG	101,691	3,869,964
*	Josef Manner & Co. AG	870	69,341
	Lenzing AG	5,108	2,801,514
	Mayr-Melnhof Karton AG	27,096	2,757,358
	Oberbank AG	12,269	2,699,445
	Palfinger AG	47,348	1,595,476
*	RHI AG	96,015	3,895,943
	Rosenbauer International AG	11,816	535,193
*	S&T System Integration & Technology Distribution AG	6,404	361,452
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	2,912,344
*	Sparkassen Immobilien AG	58,185	615,271
	UBM Realitaetenentwicklung AG	1,440	109,769
#	Uniqa Versicherungen AG	172,834	4,437,270
	Wolford AG	8,054	339,360
*	Zumtobel AG	17,468	494,576

TOTAL — AUSTRIA			52,128,180

BELGIUM — (3.5%)
COMMON STOCKS — (3.5%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	84,298	8,650,111
	Agfa Gevaert NV	216,285	2,086,543
	Banque Nationale de Belgique	980	4,347,064
	Barco NV	54,729	3,971,947
	Bekaert SA	58,440	7,696,667
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	266,244
	Cofinimmo SA	3,921	804,179
*	Compagnie du Bois Sauvage SA	87	29
#	Compagnie d’Entreprises CFE	41,600	3,826,840

1

	Compagnie Immobiliere de Belgique SA	10,849	$627,220
	Compagnie Maritime Belge SA	63,197	4,693,770
#	Deceuninck NV	63,700	1,343,233
	Dolmen Computer Applications NV	18,960	406,707
	D’Ieteren NV SA	13,235	4,686,760
#	Duvel Moorgat SA	9,169	611,167
	Econocom Group SA	67,440	754,812
#	Elia System Operator SA NV	115,749	5,089,692
#	Euronav SA	89,385	3,460,718
	EVS Broadcast Equipment SA	5,500	565,339
	Exmar NV	78,816	1,999,618
	Floridienne SA	2,033	356,461
*	Henex	7,487	505,802
*	ICOS Vision Systems NV	35,433	1,909,137
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	485,056
* #	Innogenetics NV	75,886	521,452
*	Integrated Production & Test Engineering NV	9,275	132,867
* #	International Brachtherapy SA	35,773	203,110
*	Ion Beam Application	69,021	1,479,142
	Jensen-Group NV	14,485	191,121
	Kinepolis	16,788	724,949
	Lotus Bakeries SA	1,401	489,654
#	Melexis NV	88,696	1,440,409
#	Omega Pharma SA	85,933	4,078,563
* #	Option NV	114,120	930,084
	Picanol	16,620	382,780
#	Recticel SA	52,387	729,600
*	Resilux	4,095	216,348
	Rosier SA	655	306,702
	Roularta Media Group NV	17,839	1,256,820
	Sapec SA	3,635	589,643
*	SAPEC SA	75	267
	Sioen Industries NV	52,140	723,704
	Sipef NV	2,481	1,685,370
*	Spector Photo Group SA	81,828	132,085
*	Systemat-Datarelay SA	26,232	200,992
*	Telenet Group Holding NV	45,892	974,660
	Ter Beke NV	2,281	181,668
	Tessenderlo Chemie NV	92,963	4,129,584
	Unibra SA	1,600	242,464
	Van De Velde NV	28,456	1,387,958
	VPK Packaging Group SA	13,446	686,114
	Warehouses De Pauw SCA	5,753	394,313
* #	Zenitel VVPR	28,851	83,811
TOTAL COMMON STOCKS			83,641,350

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	—
*	Zenitel VVPR Contingent Rights	8,654	131
TOTAL RIGHTS/WARRANTS			131

TOTAL — BELGIUM			83,641,481

2

DENMARK — (2.7%)
COMMON STOCKS — (2.7%)
* #	Aarhus Lokalbank A.S.	8,030	$277,178
*	Aktieselskabet Ringkjoebing Bank A.S.	5,665	557,430
#	Aktieselskabet Roskilde Bank A.S.	32,685	1,728,465
#	Aktieselskabet Skjern Bank A.S.	3,276	303,546
	Alk-Abello A.S.	14,295	1,590,158
*	Alm. Brand A.S.	28,360	1,592,223
	Amagerbanken A.S.	32,195	1,248,072
	Ambu A.S.	22,100	364,790
	Arkil Holdings A.S. Series B	780	173,489
#	Auriga Industries A.S. Series B	35,850	798,141
#	Bang & Olufsen Holding A.S. Series B	31,337	2,113,818
* #	Bavarian Nordic A.S.	17,626	1,002,392
#	Biomar Holding A.S.	22,198	817,924
#	BoConcept Holding A.S.	5,650	381,123
	Bonusbanken A.S.	69,455	372,493
*	Brodrene Hartmann A.S. Series B	5,865	152,910
*	Brondbyernes I.F. Fodbold A.S. Series B	15,450	189,944
* #	Capinordic A.S.	216,300	677,381
	D/S Norden A.S.	12,775	1,392,389
	Dalhoff, Larson & Horneman A.S. Series B	32,000	503,534
*	Danionics A.S. Series A	32,000	69,149
* #	Dantherm Holding A.S.	13,100	321,666
#	Danware A.S.	7,085	103,065
	DFDS A.S.	11,910	1,705,356
	DiBa Bank A.S.	11,660	711,465
#	Djursland Bank A.S.	4,485	685,581
	East Asiatic Co., Ltd. A.S.	50,573	3,946,837
*	EDB Gruppen A.S.	5,780	158,429
	F.E. Bording A.S.	600	83,866
#	Fionia Bank A.S.	6,516	1,734,546
#	Fluegger A.S. Series B	4,198	435,523
#	Forstaedernes Bank A.S.	65,613	1,677,857
*	GPV Industi A.S.	2,200	93,694
*	Gronlandsbanken	768	113,798
	H&H International A.S. Series B	1,920	490,350
	Harboes Bryggeri A.S.	10,250	258,947
	Hedegaard A.S.	1,560	141,566
*	Hojgaard Holding A.S. Series B	2,750	97,468
#	IC Companys A.S.	33,305	1,344,155
*	Incentive A.S.	3,575	13,478
	ITH Industri Invest A.S.	72,000	147,853
	Lan & Spar Bank S.A.	5,150	442,300
*	Lastas A.S. Series B	11,200	362,684
	Lollands Bank A.S.	750	55,874
* #	Maconomy Corp. A.S.	63,000	255,291
#	Mols-Linien A.S.	5,700	1,045,349
* #	NeuroSearch A.S.	43,254	2,689,565
	NKT Holding A.S.	44,540	3,313,696
	Nordjyske Bank A.S.	17,600	529,838
#	Norresundby Bank A.S.	735	544,693
	Ostjydsk Bank A.S.	2,554	458,884
* #	Parken Sport & Entertainment A.S.	8,474	2,035,515
	Per Aarsleff A.S. Series B	6,145	948,500
*	Pharmexa A.S.	142,740	115,780

3

#	Ringkjoebing Landbobank Aktieselskab	15,330	$2,113,804
	Roblon A.S. Series B	540	101,855
#	Royal Unibrew A.S.	12,690	1,445,003
*	RTX Telecom A.S.	14,000	107,621
	Salling Bank A.S.	910	164,950
	Sanistal A.S. Series B	4,436	456,005
#	Satair A.S.	8,525	465,611
#	Schouw & Co.	25,435	2,117,531
	SimCorp A.S.	16,940	3,483,463
	Sjaelso Gruppen A.S.	68,030	1,700,575
	SKAKO Industries A.S.	5,130	167,564
#	Skandinavian Brake Systems A.S.	1,925	103,717
	Sondagsavisen A.S.	36,665	204,606
	Spar Nord Bank A.S.	118,769	2,529,103
	Sparbank	10,930	641,210
#	Sparekassen Faaborg A.S.	2,027	751,974
	Sydbank A.S.	61,411	2,224,776
	Thrane & Thrane A.S.	8,858	536,878
#	Tivoli A.S.	997	764,716
*	TK Development A.S.	91,456	1,195,179
* #	TopoTarget A.S.	151,600	365,575
	Vestfyns Bank A.S.	680	127,128
	Vestjysk Bank A.S.	29,755	1,215,835

TOTAL — DENMARK			66,354,697

FINLAND — (5.5%)
COMMON STOCKS — (5.5%)
	Alandsbanken AB Series B	18,190	759,164
*	Aldata Solutions Oyj	194,535	336,256
#	Alma Media	286,800	4,345,534
	Amanda Capital Oyj	67,120	389,168
#	Amer Sports Oyj Series A	316,440	6,609,544
	Aspo Oyj	70,175	696,507
	BasWare Oyj	34,550	413,458
*	Biohit Oyj	7,900	19,915
*	Biotie Therapies Corp.	265,590	322,190
* #	Cargotec Oyj Series B	52,371	2,586,472
#	Componenta Oyj	34,400	446,048
#	Comptel P.L.C.	334,565	728,721
	Cramo Oyj	107,300	2,503,532
#	Efore Oyj	129,540	195,075
#	Elcoteq SE	66,810	401,716
	Elektrobit Corp.	401,120	989,344
	Etteplan Oyj	62,600	470,253
#	Finnair Oyj	164,950	2,022,170
#	Finnlines Oyj	110,260	2,271,396
	Fiskars Oyj Abp Series A	185,921	3,651,890
#	F-Secure Oyj	447,078	1,688,062
*	GeoSentric Oyj	225,900	27,461
	Glaston Oyj Abp	131,940	633,833
#	HKScan Oyj Series A	74,560	941,079
*	Honkarakenne Oyj Series B	7,507	55,050
	Huhtamaki Oyj	348,750	3,643,976
	Ilkka-Yhtyma Oyj	35,460	617,206

4

	Ixonos P.L.C.	26,100	$184,772
	Julius Tallberg-Kiinteistoet Oyj Series B	27,000	111,572
	KCI Konecranes Oyj	251,100	9,116,836
	Kemira Oyj	256,300	3,818,715
	Laennen Tehtaat Oyj	18,920	415,555
	Lassila & Tikanoja Oyj	121,476	3,420,092
	Lemminkainen Oyj	52,700	2,849,373
	Martela Oyj	1,060	13,548
#	M-Real Oyj Series B	775,393	2,617,961
	Neomarkka Oyj	16,652	217,478
	Nokian Renkaat Oyj	377,280	15,511,074
	Nordic Aluminium Oyj	10,440	436,014
*	Okmetic Oyj	54,904	205,223
	OKO Bank P.L.C. Class A	229,968	4,015,317
#	Olvi Oyj Series A	32,290	1,173,672
	Oriola-KD Oyj Class A	26,000	111,697
	Oriola-KD Oyj Class B	16,000	68,211
	Orion Oyj Series A	78,642	1,702,030
	Orion Oyj Series B	251,321	5,369,255
	PKC Group Oyj	48,390	523,980
	Ponsse Oyj	82,280	1,807,228
	Poyry Oyj	186,140	4,570,329
#	Raisio P.L.C.	476,433	1,059,634
	Ramirent Oyj	308,660	5,343,867
	Rapala VMC Oyj	116,640	925,871
	Raute Oyj Series A	10,390	225,383
#	Rocla Oyj	12,300	186,230
	Scanfil Oyj	123,479	370,263
	Sponda Oyj	159,511	2,053,449
*	SSH Communications Oyj	88,050	206,769
	Stockmann Oyj Abp Series A	45,225	2,124,706
	Stockmann Oyj Abp Series B	102,904	4,684,370
*	Stonesoft Oyj	107,212	42,160
#	Suominen Oyj	17,955	47,716
	SYSOPENDIGIA P.L.C.	55,020	262,976
	Talentum Oyj	133,500	590,332
	Tecnomen Oyj	196,570	326,333
#	Teleste Oyi	53,559	574,609
	TietoEnator Oyj	285,929	5,367,248
	Tiimari P.L.C.	18,880	120,041
* #	Trainers’ House P.L.C.	107,200	201,155
	Tulikivi Oyj	79,440	185,560
	Turkistuottajat Oyj	8,490	111,678
#	Uponor Oyj Series A	212,400	5,547,703
	Vacon Oyj	44,337	1,782,719
#	Vaisala Oyj Series A	40,300	1,749,092
	Viking Line AB	10,710	617,190
	YIT Oyj	151,498	3,763,634

TOTAL — FINLAND			134,495,640

FRANCE — (10.5%)
COMMON STOCKS — (10.5%)
*	Actielec Technologies	26,862	97,224
	Akka Technologies SA	5,500	95,926

5

	Ales Groupe SA	33,613	$938,935
*	Alten	62,436	1,958,384
* #	Altran Technologies SA	322,216	2,375,445
	April Group SA	72,959	4,609,055
* #	Archos	22,331	340,431
*	Arkema	29,980	1,705,061
#	Assystem	47,658	667,434
*	Atos Origin SA	54,918	2,959,374
	Aubay	28,405	242,742
	Audika SA	22,509	988,442
*	Avanquest Software	19,360	184,348
*	Axorys SA	11,700	12,789
* #	Baccarat SA	1,090	437,434
	Banque Tarneaud SA	1,430	281,614
	Beneteau SA	182,095	4,553,340
*	Bigben Interactive	7,762	56,425
	bioMerieux	14,590	1,667,184
	Boiron SA	22,509	538,145
	Boizel Chanoine Champagne SA	6,304	766,429
	Bonduelle SCA	13,165	1,579,487
	Bongrain SA	15,098	1,664,077
#	Bourbon SA	151,879	8,692,363
*	Bull SA	298,028	1,301,652
	Burelle SA	4,030	832,881
#	Cafom SA	5,092	143,307
#	Canal Plus SA	280,788	2,929,415
	Carbone Lorraine SA	56,469	2,348,607
	CBo Territoria	28,320	148,633
#	Cegedim SA	11,509	952,814
	Cegid Group	22,866	884,016
*	Cesar SA	14,219	64,431
#	Clarins SA	44,302	3,109,545
* #	Club Mediterranee SA	46,578	2,186,953
	Compagnie Industrielle et Financiere D’Entreprises	300	110,881
*	Compagnie International Andre Trigano SA	983	88,706
*	CS Communication & Systemes	7,938	257,109
	Cybergun	6,818	58,569
	Damartex SA	22,900	638,765
*	Dane-Elec Memory SA	65,202	128,241
	Delachaux SA	28,440	2,281,585
* #	Derichebourg	627,328	4,737,451
*	Dollfus Mieg & Cie SA	54,239	90,948
*	Dynaction SA	10,660	124,762
#	Electricite de Strasbourg	23,384	4,432,114
	Esso Ste Anonyme Francaise	7,498	1,738,276
#	Establissements Maurel et Prom	304,876	5,860,371
	Etam Developpement SA	23,815	838,436
* #	Euro Disney S.C.A.	49,814	564,520
*	Exel Industries SA	5,582	764,693
	Explosifs et de Produits Chimiques	524	321,038
* #	Faurecia SA	60,033	3,067,147
#	Fimalac SA	23,546	1,352,575
	Finuchem SA	18,510	246,635
	Fleury Michon SA	4,694	277,435
	Francois Freres (Tonnellerie) SA	3,839	215,798

6

	Gascogne SA	7,112	$672,293
	Gaumont SA	14,607	1,303,195
* #	GECI International	63,334	346,532
*	Geci International I07 Shares	10,786	5,240
	Geodis SA	17,364	2,245,370
	Gevelot SA	3,584	309,048
	GFI Informatique SA	126,539	838,736
*	Gifi	7,579	630,174
	Ginger (Groupe Ingenierie Europe)	10,357	219,259
	GL Events	38,586	1,922,672
	GPe Pizzorno	5,200	135,258
	Grands Moulins de Strasbourg	110	83,266
*	Groupe Ares	21,994	76,541
#	Groupe Crit	24,673	684,059
	Groupe Flo SA	22,019	234,346
* #	Groupe Go Sport SA	2,740	203,867
	Groupe Guillin SA	1,200	94,731
*	Groupe Open	27,590	469,855
#	Groupe Steria SCA	51,952	1,549,454
	Guerbet SA	5,997	969,927
	Guyenne et Gascogne SA	26,000	3,803,256
#	Haulotte Group SA	57,491	1,211,724
#	Havas SA	1,200,777	5,581,909
	Idsud	2,227	125,960
	IMS International Metal Service SA	51,946	1,911,751
* #	Infogrames Entertainment SA	2,249,212	512,193
#	Ingenico SA	87,639	2,319,123
*	Ipsen SA	15,549	941,320
	Ipsos SA	80,658	2,284,254
	Lafuma SA	6,384	344,929
	Laurent-Perrier	12,172	1,836,448
#	Lectra	85,992	534,712
	Lisi SA	16,534	1,519,152
* #	LVL Medical Groupe SA	24,346	682,024
	M6 Metropole Television	59,022	1,391,353
	Maisons Franc	12,826	644,850
	Manitou BF SA	48,280	1,608,339
	Manutan International SA	13,920	1,057,633
	MGI Coutier SA	2,753	94,115
*	MoneyLine SA	11	—
	Montupet SA	32,450	442,342
	Mr. Bricolage SA	23,846	598,754
#	Naturex	6,954	271,995
	Neopost SA	5,221	541,931
	Nexans SA	79,436	8,672,815
	Nexity	82,640	3,443,843
	Norbert Dentressangle	12,697	1,065,778
#	NRJ Group	177,024	1,754,877
	Oberthur Card Systems SA	125,527	946,892
*	Oeneo	102,487	285,949
	Orco Property Group	23,394	2,384,568
*	Orpea	100,822	6,257,729
* #	Osiatis	1,400	8,019
	Paris Orleans et Cie SA	2,660	103,769
	Passat SA	8,835	53,535

7

	Pierre & Vacances	16,031	$1,670,844
	Plastic Omnium SA	30,846	1,379,511
	Plastivaloire SA	4,552	138,177
	PSB Industries SA	8,438	377,744
	Radiall SA	5,387	646,294
	Rallye SA	79,415	4,680,626
*	Recylex SA	35,449	795,513
	Remy Cointreau SA	75,348	4,733,899
*	Rhodia SA	201,262	4,996,336
	Robertet SA	3,167	408,613
*	Rodriguez Group SA	27,733	632,501
	Rougier SA	6,120	568,237
#	Rubis SA	31,132	2,655,121
*	S.T. Dupont SA	39,440	16,653
	Sabeton SA	13,500	266,985
	Saft Groupe SA	42,516	1,739,850
	SAMSE SA	8,800	951,465
	SCOR SE	276,843	6,267,373
	SEB SA	29,333	5,085,818
	Sechilienne SA	52,820	3,653,234
	Securidev SA	2,500	88,622
	Signaux Girod SA	894	100,425
*	Smoby SA	1,172	49,819
	Societe BIC SA	87,318	5,520,981
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,130,701
	Societe Immobiliere de Location pour l’Industrie et le Commerce	8,586	1,159,063
#	Societe Industrielle D’Aviations Latecoere SA	21,731	499,901
	Societe Marseillaise du Tunnel Prado Carenage	11,588	513,138
	Societe Pour l’Informatique Industrielle SA	40,908	290,561
* #	Soitec SA	231,215	1,432,239
*	Solving International SA	13,265	66,195
	Somfy SA	22,500	5,092,367
	Sopra Group SA	23,668	1,640,004
	Sperian Protection	18,169	1,746,454
	Spir Communication SA	7,977	699,402
#	Stallergenes SA	33,674	2,198,134
	STEF-TFE	29,698	1,957,195
	Sucriere de Pithiviers Le Vieil	1,825	1,479,972
*	Sylis SA	23,228	104,237
#	Synergie SA	33,924	905,220
	Teleperformance SA	132,531	4,184,042
	Tessi SA	5,050	237,467
* #	Theolia SA	88,858	2,409,961
*	Thomson	36,984	284,106
	Tipiak SA	518	58,061
	Toupargel Groupe	21,016	685,589
#	Trigano SA	59,181	2,326,108
*	UbiSoft Entertainment SA	100,941	8,483,831
#	Union Financiere de France Banque SA	16,369	968,760
	Valeo SA	86,119	3,257,272
*	Valtech	295,958	187,546
	Viel et Compagnie	162,852	948,383
	Vilmorin et Cie SA	19,383	3,267,338
	Virbac SA	16,735	1,556,802
	VM Materiaux SA	6,521	627,129

8

	Vranken Pommery Monopole	9,879	$801,779
	Zodiac SA	109,073	5,675,611
TOTAL COMMON STOCKS			256,041,270

RIGHTS/WARRANTS — (0.0%)
*	Akka Technologies SA Rights	5,500	84
*	Ales Groupe SA Warrants 03/23/09	316	2,926
*	Bigben Interactive Warrants 12/31/08	2,100	988
*	Cybergun Warrants Series A 01/31/08	1,136	310
*	Cybergun Warrants Series B 07/15/10	1,136	52
*	Groupe Ares Warrants 12/18/08	4,713	10,733
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Groupe Steria SCA Rights 11/28/07	50,742	7,703
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	9,453
TOTAL RIGHTS/WARRANTS			32,249

TOTAL — FRANCE			256,073,519

GERMANY — (13.2%)
COMMON STOCKS — (13.2%)
*	313 Music JWP AG	20,515	31,755
*	3U Holding AG	117,766	110,547
	A.S. Creation Tapeton AG	6,853	352,774
* #	AAP Implantate AG	47,250	154,123
#	Aareal Bank AG	119,547	4,065,893
	ADCapital AG	33,040	587,852
* #	Adlink Internet Media AG	71,772	1,698,133
* #	ADVA AG Optical Networking	96,672	287,653
	Agrob AG	5,800	123,430
*	Aixtron AG	266,763	3,531,283
*	Allbecon AG	21,017	220,952
	Altana AG	199,681	4,651,373
	Amadeus Fire AG	16,192	330,849
	Andreae-Noris Zahn AG	27,200	1,491,883
*	Artnet AG	16,292	242,040
*	Augusta Technologie AG	27,184	619,783
#	AWD Holding AG	99,539	4,506,704
	Baader Wertpapierhandelsbank AG	142,376	903,380
* #	Balda AG	155,088	1,388,879
*	Basler AG	8,861	94,480
#	Beate Uhse AG	56,241	113,558
	Bechtle AG	40,189	1,213,088
	Bertrandt AG	23,282	855,559
*	Beta Systems Software AG	8,550	71,925
	BHS Tabletop AG	2,800	56,239
	Bilfinger Berger AG	134,277	10,660,464
*	Biolitec AG	26,843	440,576
	Biotest AG	22,203	1,128,448
* #	BKN International AG	35,508	156,480
* #	BMP AG	50,479	127,723
	Boewe Systec AG	15,333	527,766
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	437,696
*	Business Media China AG	15,212	445,325
*	CEAG AG	20,670	273,015

9

	Cenit AG	18,394	$190,082
* #	CENTROTEC Sustainable AG	42,280	736,158
#	Cewe Color Holding AG	13,917	490,420
* #	ComBOTS AG	58,253	895,424
	Comdirect Bank AG	135,842	1,673,319
	Computerlinks AG	16,965	316,547
*	Condomi AG	1,800	—
#	Conergy AG	94,598	2,071,636
	CTS Eventim AG	53,393	2,089,857
	Curanum AG	83,165	772,444
*	D. Logistics AG	113,203	237,461
*	D+S europe AG	77,965	1,121,533
#	DAB Bank AG	133,926	1,173,065
	Data Modul AG	10,414	253,022
*	DEAG Deutsche Entertainment AG	51,845	130,808
#	Deutsche Euroshop AG	87,386	3,343,317
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	46,669
	Deutsche Wohnen AG	69,977	2,310,700
* #	Deutz AG	257,064	2,686,325
	Dierig Holding AG	10,500	121,375
#	Douglas Holding AG	103,337	5,483,775
#	Dr. Hoenle AG	14,858	203,018
*	Drillisch AG	92,184	665,967
* #	Duerr AG	38,845	1,439,226
	DVB Bank AG	15,627	6,636,513
*	Easy Software AG	13,167	87,273
	Eckert and Ziegler AG	6,103	87,815
	Elexis AG	32,938	797,220
* #	Elmos Semiconductor AG	34,592	279,910
#	ElreingKlinger AG	6,000	625,392
* #	EM. Sports Media AG	160,173	681,391
	Energiekontor AG	38,401	202,618
	Epcos AG	233,608	3,278,929
	Erlus AG	297	159,993
* #	Escada AG	40,309	786,126
	Euwax AG	18,514	1,418,018
* #	Evotec AG	196,039	553,929
	Fielmann AG	58,362	3,436,084
* #	FJA AG	77,417	265,004
	Fortec Elektronik AG	7,433	67,624
#	Freenet AG	231,964	4,450,352
	Fuchs Petrolub AG	30,747	2,769,187
	GBWAG Bayerische Wohnungs AG	20,298	505,370
	Gerry Weber International AG	49,579	1,537,420
	Gesco AG	9,455	630,297
	GFK AG	77,709	3,075,491
* #	GFT Technologies AG	66,050	285,158
* #	GPC Biotech AG	106,084	394,708
*	Grammer AG	831	22,801
	Grenkeleasing AG	32,424	1,177,114
	Grundstuecks & Baugesellschaft AG	3,567	327,335
	Hamborner AG	63,000	832,570
*	Hansa Group AG	146,815	333,488
	Hawesko Holding AG	20,044	590,229
	Heidelberger Druckmaschinen AG	158,748	3,877,019

10

*	Hoeft & Wessel AG	20,622	$134,007
	Hyrican Informations Systeme AG	11,943	215,228
*	IFA Hotel & Touristik AG	7,000	89,287
* #	IKB Deutsche Industriebank AG	21,843	189,561
	Indus Holding AG	41,345	1,298,243
	Innovation in Traffic Systems AG	23,949	268,999
*	Integralis AG	34,269	260,028
	INTERSEROH AG	22,803	1,727,074
* #	Intershop Communications AG	58,426	261,294
#	Isra Vision Systems AG	10,917	176,775
	IVG Immobilien AG	16,201	568,068
* #	IVU Traffic Technologies AG	40,338	64,288
* #	Jenoptik AG	157,826	1,153,304
	K&S AG	7,406	2,154,944
*	Kampa AG	28,404	167,106
	KERAMAG Keramische Werke AG	13,000	1,397,550
	Kontron AG	181,781	2,842,389
	Krones AG	69,935	5,408,574
	KSB AG	4,521	3,096,682
*	Kuka AG	85,711	2,761,203
	KWS Saat AG	24,461	5,382,933
	Lanxess AG	83,556	3,185,578
	Leifheit AG	12,500	259,029
	Leoni AG	115,861	4,823,232
*	Loewe AG	25,187	423,848
#	LPKF Laser & Electronics AG	28,874	180,777
	MasterFlex AG	10,531	258,709
*	Maxdata Computer AG	32,897	81,905
*	Mediclin AG	79,703	298,878
* #	Medigene AG	90,111	587,542
* #	Medion AG	84,110	2,159,513
	Mensch und Maschine Software AG	27,532	216,925
#	MLP AG	220,135	3,106,606
*	Mologen AG	22,062	215,657
*	Morphosys AG	19,723	1,268,366
	MTU Aero Engines Holding AG	168,097	8,532,485
	Muehlabauer Holdings AG & Co. KGAA	15,349	430,203
#	MVV Energie AG	140,767	6,797,867
	Nemetschek AG	23,340	699,352
*	Net AG Infrastructure, Software & Solutions	72,185	108,184
*	Nexus AG	37,949	178,084
#	Norddeutsche Affinerie AG	155,196	6,268,266
	Norddeutsche Steingut AG	370	3,817
* #	Nordex AG	87,845	3,152,415
	OHB Technology AG	37,069	638,285
	Oldenburgische Landesbank AG	4,234	322,995
	P&I Personal & Informatik AG	17,889	461,085
*	Paion AG	51,500	140,150
#	Paragon AG	22,134	280,774
	PC-Ware AG	15,184	277,627
	Pfeiffer Vacuum Technology AG	31,639	2,771,299
#	Pfleiderer AG	171,935	3,818,688
*	Pironet NDH AG	36,682	172,389
*	Pixelpark AG	89,712	98,456
*	Plambeck Neue Energien AG	148,115	583,957

11

*	Plasmaselect AG	33,000	$65,572
*	Premiere AG	314,084	6,725,742
#	Progress-Werk Oberkirch AG	6,250	311,535
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	283,527
*	Pulsion Medical Systems AG	26,674	213,661
* #	PVATepla AG	51,882	577,505
* #	QIAGEN NV	521,102	11,553,033
* #	QSC AG	295,921	976,558
	R. Stahl AG	14,839	688,188
#	Rational AG	15,083	2,930,067
#	REALTECH AG	13,541	258,425
	Renk AG	19,400	1,762,284
*	REpower Systems AG	21,093	4,758,185
	Rheinmetall AG	110,565	7,726,952
	Rhoen-Klinikum AG	293,208	8,450,064
	Ruecker AG	21,675	262,037
*	S.A.G. Solarstrom AG	47,672	180,171
	Sartorius AG	32,181	1,222,647
	Schlott Sebaldus AG	15,429	353,833
*	Secunet Security AG	16,078	108,220
	Sektkellerei Schloss Wachenheim AG	15,120	165,702
*	Senator Entertainment AG	980	2,377
*	SGL Carbon AG	224,335	12,450,053
	Silicon Sensor International AG	12,195	187,023
* #	Singulus Technologies AG	112,455	1,618,904
	Sinner AG	2,660	86,823
	Sixt AG	38,312	1,561,741
	SM Wirtschaftsberatungs AG	18,841	371,281
	Software AG	72,145	5,229,551
* #	Solar Millennium AG	35,500	1,360,614
* #	Solon AG fuer Solartechnik	18,988	1,367,808
	Stada Arzneimittel AG	178,386	12,498,625
	STINAG Stuttgarter Invest AG	36,048	1,514,771
*	Stoehr & Co. AG	16,000	89,874
#	Strabag AG	10,386	3,686,524
	Stratec Biomedical Systems AG	27,297	650,829
	Sued-Chemie AG	29,146	3,716,751
#	Suedzucker AG	35,773	788,639
*	Suess Microtec AG	59,969	401,684
	Syskoplan AG	9,363	108,838
*	Syzygy AG	30,656	143,534
#	Takkt AG	146,687	2,533,014
*	TDS Informationstechnologie AG	89,063	506,287
	Technotrans AG	21,735	466,332
	Telegate AG	20,500	379,868
#	Teles AG	41,582	148,097
	Textilgruppe Hof AG	12,170	143,092
* #	Tomorrow Focus AG	101,081	492,306
*	TRIA IT-solutions AG	905	685
	Umweltbank AG	17,805	423,070
	United Internet AG	125,696	2,379,454
#	Utimaco Safeware AG	35,121	552,408
	VBH Holding AG	9,415	76,348
#	Vivacon AG	60,307	1,387,415
	Vossloh AG	34,930	4,820,961

12

	Wanderer-Werke AG	7,903	$196,801
*	Washtec AG	54,420	799,675
	Westag & Getalit AG	7,000	163,714
	Wincor Nixdorf AG	115,500	9,183,937
*	Wirecard AG	210,816	3,591,980
	Wuerttembergische Lebensversicherung AG	28,123	1,286,602
	Wuerttembergische Metallwarenfabrik AG	30,330	1,492,728
* #	Zapf Creation AG	29,235	144,929
TOTAL COMMON STOCKS			321,526,489

RIGHTS/WARRANTS — (0.0%)
*	Beate Ushe AG Rights 03/03/08	56,241	7,684
*	Solar Millennium AG Rights 03/04/08	35,500	40,421
TOTAL RIGHTS/WARRANTS			48,105

TOTAL — GERMANY			321,574,594

GREECE — (3.9%)
COMMON STOCKS — (3.9%)
	A. Kalpinis - N. Simos Steel Service Center	89,586	208,931
*	Aegek S.A.	437,330	242,662
*	Agricultural Insurance S.A.	59,277	265,254
*	Alapis Holdings Industrial & Commercial S.A.	1,851,478	5,983,168
*	Alco Hellas ABEE S.A.	103,281	165,623
*	Alfa Alfa Energy S.A.	3,810	8,040
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	1,217,524
	Allatini Industrial & Commercial Co. S.A.	34,470	91,531
*	Alte Technical Co.	85,048	10,329
*	Altec S.A. Information & Communication Systems	80,278	187,758
	Alumil Milonas Aluminum Industry S.A.	52,886	315,764
*	Alysida S.A.	2,376	7,182
	Anek Lines S.A.	639,521	2,016,938
	AS Co. S.A.	47,540	127,903
	Aspis Bank S.A.	228,007	959,064
*	Aspis Pronia General Insurance S.A.	165,110	228,620
*	Astir Palace Hotels S.A.	98,660	827,906
	Athens Medical Center S.A.	150,874	805,625
*	Atlantic Supermarkets S.A.	35,080	96,021
	Attica Publications S.A.	16,674	104,143
	Atti-Kat S.A.	196,084	234,726
	Autohellas S.A.	83,520	666,064
*	Babis Vovos International Construction S.A.	61,592	1,889,293
*	Balafas S.A.	15,200	4,384
*	Balkan Export S.A.	41,970	178,269
*	Bank of Attica S.A.	202,121	1,035,178
	Bank of Greece	60,332	8,293,043
	Benrubi S.A.	27,741	198,306
	Bitros Holdings S.A.	38,892	139,351
	Byte Computers S.A.	22,730	73,920
	C. Rokas S.A.	44,569	1,068,268
	Centric Multimedia SA	51,942	127,112
	Crown Hellas Can S.A.	30,452	360,103
*	Cyclon Hellas S.A	62,191	95,915

13

	Daios Plastics S.A.	16,350	$258,402
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	770,869
	Dromeas S.A.	10,400	12,196
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	105,283
	EL. D. Mouzakis S.A.	40,703	111,334
*	Elbisco Holding S.A.	67,200	109,389
	Elektrak S.A.	36,580	228,908
	Elektroniki Athinon S.A.	34,490	370,642
*	Elephant S.A.	26,310	—
	Elgeka S.A.	76,460	151,960
	Elton Chemicals S.A.	53,834	80,817
*	Empedos S.A.	15,974	1,940
	ETEM S.A.	72,082	193,294
*	Etma Rayon S.A.	11,242	24,064
*	Euro Reliance General Insurance Co. S.A.	55,110	224,946
*	Eurodrip S.A.	83,040	100,625
	Euromedica S.A.	64,900	886,183
*	European Technical S.A.	32,750	11,435
	Everest S.A.	68,950	301,654
	F.G. Europe SA	4,536	14,958
*	Forthnet S.A.	115,475	1,572,384
	Fourlis Holdings S.A.	131,115	3,857,422
	Frigoglass S.A.	88,060	2,770,711
	GEK Group of Cos S.A.	155,884	1,827,497
	General Commercial S.A.	64,410	80,261
*	Geniki Bank	241,630	1,662,251
*	Greek Postal Savings Bank	68,642	1,030,559
	Halkor S.A.	226,556	895,728
*	Hatzioannou Holdings S.A.	157,062	260,218
	Hellenic Cables S.A.	65,236	407,914
	Hellenic Duty Free Shops S.A.	101,270	1,737,317
*	Hellenic Sugar Industry S.A.	87,664	541,002
	Hellenic Technodomiki Tev S.A.	506,350	6,201,641
	Heracles General Cement Co. S.A.	93,293	2,317,096
*	Hippotour S.A.	13,891	12,330
	Iaso S.A.	175,950	2,535,829
	Inform P. Lykos S.A.	35,570	181,553
*	Informatics S.A.	3,778	1,778
*	Intersat S.A.	19,392	—
	Intracom Holdings S.A.	313,706	1,164,104
*	Intracom Technical & Steel Constructions S.A.	105,050	143,184
*	Ionian Hotel Enterprises S.A.	16,914	410,319
*	Ipirotiki Software & Publications S.A.	22,110	65,118
	J&P-Avax S.A.	163,746	1,266,578
*	Karatzis S.A.	28,610	75,734
	Karelia Tobacco Co., Inc. S.A.	5,810	465,713
	Kathimerini Publishing S.A.	47,170	421,363
	Katselis Sons S.A. Bread Industry	41,545	113,550
	Kego S.A.	32,045	92,916
*	Kekrops S.A.	6,444	120,695
*	Keramia-Allatini	10,368	11,284
	Lambrakis Press S.A.	118,587	488,295
	Lampsa Hotel Co.	50,326	1,295,515
*	Lan-Net S.A.	126,887	56,820

14

	Lavipharm S.A.	96,324	$385,237
*	Loulis Mills S.A.	41,702	178,409
	M.J. Mailis S.A.	154,984	272,040
*	Maritime Company of Lesvos S.A.	299,836	255,155
	Metka S.A.	100,500	2,013,561
	Michaniki S.A.	165,545	1,150,822
	Minoan Lines S.A.	248,689	1,746,969
*	Motodynamic S.A.	5,118	37,746
	Motor Oil (Hellas) Corinth Refineries S.A.	75,315	1,552,562
*	Multirama S.A.	10,990	88,997
	Mytilineos Holdings S.A.	254,516	3,846,461
	Naytemporiki Publishing S.A.	49,480	111,777
	Neochimiki Lv Lavrentiadis S.A.	97,500	2,618,216
*	Neorion New S.A. Holdings	37,500	65,272
	Nexans Hellas S.A.	11,443	80,066
	Nirefs Acquaculture S.A.	143,700	464,216
*	Parnassos Enterprises S.A.	50,700	189,086
*	Pegasus Publishing S.A.	95,510	334,461
	Petropoulos S.A.	8,832	88,510
*	Petzetakis S.A.	49,310	67,849
*	Pilias S.A.	51,791	23,221
	Piraeus Leasing S.A.	5,765	43,163
*	Promota Hellas S.A.	8,860	3,094
	Real Estate Development & Services S.A.	94,497	486,455
*	Rilken S.A.	11,092	97,940
	S&B Industrial Minerals S.A.	56,301	874,409
	Sanyo Hellas S.A.	168,151	201,937
	Sarantis S.A.	77,120	1,392,808
	Sato S.A.	62,978	146,389
*	Selected Textile Industry Assoc. S.A.	87,690	65,699
	Sfakianakis S.A.	91,320	887,993
*	Shelman Hellenic-Swiss Wood S.A.	73,402	134,011
*	Singularlogic S.A.	100,470	346,443
*	Spyroy Agricultural Products S.A.	61,348	173,146
*	Stabilton S.A.	27,530	3,344
*	Technical Olympic S.A.	298,025	343,883
*	Technodomi M.Travlos Brothers S.A.	13,910	4,435
	Teletypos S.A. Mega Channel	72,717	607,723
	Terna Tourist Technical & Maritime S.A.	101,190	1,181,519
*	Themeliodomi S.A.	37,422	21,020
	Thrace Plastics Co. S.A.	109,280	207,165
	Viohalco S.A.	418,755	4,619,380
*	Vioter S.A.	167,883	201,460
*	Vis Container Manufacturing Co.	4,259	14,672

TOTAL — GREECE			93,906,217

IRELAND — (3.2%)
COMMON STOCKS — (3.2%)
	Abbey P.L.C.	86,889	795,049
*	Aminex P.L.C.	440,966	187,404
*	Blackrock International Land P.L.C.	897,420	439,210
	C&C Group P.L.C.	79,857	542,191
*	Datalex P.L.C.	248,822	199,730
	DCC P.L.C.	318,216	7,994,522

15

	Donegal Creameries P.L.C.	26,085	$243,408
*	Dragon Oil P.L.C.	1,481,861	13,141,153
	FBD Holdings P.L.C.	130,021	5,700,003
	Fyffes P.L.C.	1,051,012	1,454,992
	Glanbia P.L.C.	788,830	5,974,320
	Greencore Group P.L.C.	606,995	3,999,052
*	Horizon Technology Group P.L.C.	236,352	152,212
	IAWS Group P.L.C.	361,987	7,309,806
	IFG Group P.L.C.	205,432	540,942
	Independent News & Media P.L.C.	1,004,522	3,018,613
*	IONA Technologies P.L.C.	100,946	360,138
*	Irish Continental Group P.L.C.	93,833	3,553,948
* #	Kenmare Resources P.L.C.	2,265,253	2,150,500
	Kingspan Group P.L.C.	362,142	4,902,928
*	Lantor	34,575	—
	McInerney Holdings P.L.C.	657,135	1,509,875
	Paddy Power P.L.C.	185,965	5,936,800
*	Providence Resources P.L.C.	6,258,198	779,936
	Readymix P.L.C.	323,262	758,741
	Total Produce P.L.C.	897,420	777,618
	United Drug P.L.C.	813,952	4,769,296
*	Waterford Wedgwood P.L.C.	7,869,750	201,382
TOTAL COMMON STOCKS			77,393,769

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			77,393,769

ITALY — (7.2%)
COMMON STOCKS — (7.2%)
*	A.S. Roma SpA	293,436	289,324
	ACEA SpA	137,365	2,538,398
#	Acegas-APS SpA	114,287	1,113,385
#	Actelios SpA	343,329	3,237,803
	Aedes SpA	324,161	1,180,546
#	Aeroporto de Firenze SpA	17,918	464,022
#	Amplifon SpA	521,701	2,487,016
#	Astaldi SpA	222,877	1,663,951
	Autogrill SpA, Novara	32,635	521,489
	Azimut Holding SpA	437,146	5,000,635
#	Banca Finnat Euramerica SpA	706,431	840,495
	Banca Ifis SpA	54,527	747,954
#	Banca Intermobiliare SpA	319,984	2,594,335
	Banca Piccolo Credito Valtellinese Scarl SpA	402,950	5,427,614
	Banca Popolare dell’Etruria e del Lazio Scrl	280,346	3,518,654
#	Banca Profilo SpA	253,156	689,078
	Banco di Desio e della Brianza SpA	293,962	3,010,209
	Beghelli SpA	427,981	657,331
	Benetton Group SpA	215,540	2,853,809
#	Beni Stabili SpA, Roma	1,309,500	1,473,091
	Biesse SpA	55,616	1,126,034
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	549,321
	Brembo SpA	145,288	2,184,840

16

	Bulgari SpA	93,919	$1,045,682
	C.I.R. SpA - Compagnie Industriali Riunite	1,411,639	4,349,229
#	Caltagirone Editore SpA	173,503	1,017,654
#	Caltagirone SpA	255,879	2,250,480
	Cam Finanziaria SpA	36,527	71,741
#	Carraro SpA	85,800	751,081
#	Cembre SpA	40,330	341,251
	Cementir SpA	262,430	2,305,072
	Centrale del Latte di Torino & Co. SpA	21,168	85,420
* #	Ciccolella SpA	30,000	105,943
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,655	307,317
*	Compagnia Immobiliare Azionaria SpA	44,000	17,157
#	Credito Artigiano SpA	297,576	1,299,744
*	Credito Artigiano SpA 2008 Shares	74,394	312,846
	Credito Bergamasco SpA	137,120	5,755,123
#	Credito Emiliano SpA	136,019	1,749,939
	Cremonini SpA	218,517	800,646
*	CSP International Fashion Group SpA	87,961	204,805
	Danieli & Co. SpA	97,048	2,773,389
	Davide Campari - Milano SpA	470,657	4,041,690
	De Longhi SpA	314,782	1,419,686
* #	Digital Multimedia Technologies SpA	25,000	896,166
*	Ducati Motor Holding SpA	749,005	1,864,522
#	Emak SpA	57,399	430,384
* #	EnerTad SpA	95,849	416,379
#	ERG SpA	75,434	1,453,576
	Ergo Previdenza SpA	128,343	781,606
#	Esprinet SpA	81,154	915,542
*	Everel Group SpA	197,276	98,243
* #	Fiera Milano SpA	37,863	263,689
*	Fin.Part SpA	133,481	—
*	Gabetti SpA	64,201	182,552
	Gefran SpA	31,849	224,703
#	Gemina SpA	1,185,871	1,928,464
#	Gewiss SpA	249,008	1,502,922
*	Giovanni Crespi SpA	121,789	142,377
#	Granitifiandre SpA	82,117	863,086
*	GreenergyCapital SpA	479,430	66,962
	Gruppo Ceramiche Ricchetti SpA	127,131	298,815
*	Gruppo Coin SpA	30,733	199,018
#	Gruppo Editoriale L’Espresso SpA	808,634	3,324,301
	Hera SpA	190,779	860,264
	I Grandi Viaggi SpA	98,547	205,678
*	Immobiliare Lombardia SpA	9,036,502	1,789,607
#	Immsi SpA	717,616	1,177,252
*	Impregilo SpA	1,215,577	6,484,976
#	Indesit Co. SpA	204,479	2,551,208
	Industria Macchine Automatique SpA	72,957	1,497,556
	Industria Romagnola Conduttori Elettrici SpA	43,452	178,785
	Intek SpA	661,259	618,591
	Interpump Group SpA	248,737	2,228,533
	Iride SpA	1,403,649	4,745,438
* #	Isagro SpA	16,993	85,781
	Italmobiliare SpA	23,578	2,126,535

17

* #	Juventus Football Club SpA	403,805	$526,945
*	KME Group SpA	479,430	851,932
*	La Doria SpA	59,783	136,188
*	Marazzi Grouppo Ceramiche SpA	56,765	487,871
	Mariella Burani SpA	58,212	1,516,824
	Marr SpA	131,000	1,324,891
	Meliorbanca SpA	249,443	1,167,795
#	Milano Assicurazioni SpA	541,047	3,545,417
	Mirato SpA	36,779	409,423
#	Mondadori (Arnoldo) Editore SpA	372,799	3,013,731
*	Monrif SpA	315,834	354,252
*	Montefibre SpA	260,521	229,772
	Navigazione Montanari SpA	263,594	1,103,071
*	Negri Bossi SpA	76,000	77,014
*	NGP SpA	17,891	9,506
*	Olidata SpA	82,236	118,838
*	Opengate Group SpA	4,000	11,599
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	239,520
	Permasteelisa SpA	67,249	1,320,984
* #	Pininfarina SpA	31,285	477,102
	Pirelli & C.Real Estate SpA	31,148	1,205,026
#	Poligrafici Editoriale SpA	257,869	307,924
	Premafin Finanziaria SpA	1,099,328	2,651,789
	Premuda SpA	335,331	646,909
*	Realty Vailog SpA	5,771	25,812
	Recordati SpA	387,362	3,048,209
*	Reno de Medici SpA	683,435	482,415
*	Richard-Ginori 1735 SpA	140,800	88,067
* #	Risanamento Napoli SpA	372,485	1,554,064
#	Sabaf SpA	23,325	593,235
	SAES Getters SpA	30,068	811,177
	SAVE SpA	97,954	1,773,263
*	Schiapparelli 1824 SpA	1,322,152	84,434
	Smurfit Sisa SpA	72,500	267,960
*	Snia SpA	232,689	201,091
* #	Societa Partecipazioni Finanziarie SpA	959,063	697,824
#	Societe Cattolica di Assicurazoni Scrl SpA	146,353	6,732,644
#	Socotherm SpA	66,740	581,441
	Sogefi SpA	324,310	2,735,508
	Sol SpA	194,092	1,335,545
*	Sorin SpA	1,111,854	1,998,900
*	Stefanel SpA	96,348	180,157
*	Tecnodiffusione Italia SpA	3,332	10,117
* #	Telecom Italia Media SpA	6,317,650	1,734,934
* #	Tiscali SpA	1,176,229	3,332,735
#	Tod’s SpA	51,986	3,195,917
	Trevi Finanziaria SpA	125,441	2,401,346
*	Viaggi del Ventaglio SpA	173,948	104,843
	Vianini Industria SpA	59,070	295,396
	Vianini Lavori SpA	180,752	2,535,352
*	Vincenzo Zucchi SpA	144,350	662,153
	Vittoria Assicurazioni SpA	62,484	1,041,934
TOTAL COMMON STOCKS			175,819,536

18

RIGHTS/WARRANTS — (0.0%)
*	Credito Artigiano SpA Rights 03/07/08	297,576	$45
*	Intek SpA Rights 06/13/08	178,760	20,897
*	Negri Bossi SpA Warrants 06/30/10	38,000	9,519
TOTAL RIGHTS/WARRANTS			30,461

TOTAL — ITALY			175,849,997

NETHERLANDS — (7.6%)
COMMON STOCKS — (7.6%)
	Aalberts Industries NV	365,614	7,071,928
#	Accell Group NV	34,374	1,354,313
*	AFC Ajax NV	18,134	205,856
	Amsterdam Commodities NV	60,689	388,598
	Arcadis NV	62,073	3,808,347
#	ASM International NV	202,031	3,950,953
*	Atag Group NV	4,630	2,038
	Batenburg Beheer NV	5,153	441,213
* #	BE Semiconductor Industries NV	142,819	702,450
#	Beter Bed Holding NV	69,403	1,613,546
	Boskalis Westminster CVA	218,909	12,086,646
	Brunel International NV	65,086	1,545,437
#	Corporate Express NV	441,331	5,226,213
	Crown Van Gelder NV	18,307	379,006
* #	Crucell NV	237,868	3,291,477
* #	Crucell NV ADR	45,768	636,633
	DOCdata NV	22,463	229,546
	Draka Holding NV	48,947	1,408,404
	Eriks Group NV	43,983	3,113,744
	Exact Holding NV	97,790	4,027,187
	Fornix Biosciences NV	29,890	871,550
	Gamma Holding NV	21,255	1,415,555
#	Grontmij NV	78,112	2,630,277
#	Hagemeyer NV	1,941,147	14,146,326
#	Heijmans NV	91,720	3,362,836
	Hunter Douglas NV	18,174	1,055,284
	ICT Automatisering NV	35,281	497,191
	Imtech NV	256,265	6,060,028
	Innoconcepts NV	78,009	1,429,323
#	Jetix Europe NV	133,537	3,650,351
	Kas Bank NV	49,050	1,913,166
*	Kendrion NV	41,018	1,002,845
	Koninklijke Bam Groep NV	428,118	9,388,244
*	Koninklijke Econosto NV	58,746	623,849
#	Koninklijke Ten Cate NV	98,255	3,319,693
	Koninklijke Vopak NV	73,543	3,829,541
*	Laurus NV	262,779	1,692,430
#	Macintosh Retail Group NV	99,784	2,782,821
*	Maverix Capital NV	1,500	—
	Nederlandsche Apparatenfabriek NV	29,670	1,365,049
	Nutreco Holding NV	143,491	10,207,699
#	Oce NV	347,053	6,436,258
	OPG Groep NV	214,534	6,420,624
	Ordina NV	155,263	2,216,380

19

* #	Pharming Group NV	285,229	$538,413
*	Punch Graphix NV	12,412	90,281
* #	Qurius NV	351,539	384,848
	Royal Reesink NV	2,050	307,987
	RSDB NV	12,436	571,036
*	Samas NV	114,215	743,994
	Sligro Food Group NV	154,740	5,675,025
	Smit Internationale NV	45,380	4,219,427
	Stern Groep NV	1,258	56,747
* #	Tele Atlas NV	351,470	14,921,311
#	Telegraaf Media Groep NV	173,335	6,280,135
*	Textielgroep Twenthe NV	1,000	3,795
	TKH Group NV	101,120	2,166,251
*	Tulip Computers NV	47,757	361,466
	Unit 4 Agresso NV	76,624	2,134,975
	USG People NV	192,665	4,332,803
* #	Van der Moolen Holding NV	117,201	445,360
	Vedior NV	181,031	4,534,308

TOTAL — NETHERLANDS			185,569,017

NORWAY — (2.8%)
COMMON STOCKS — (2.8%)
#	Acta Holding ASA	584,100	2,016,310
	Aker Yards ASA	203,755	1,809,552
* #	Aktiv Kapital ASA	72,417	1,206,851
#	Arendals Fosse Kompani ASA	100	35,815
* #	Birdstep Technology ASA	71,000	146,059
* #	Blom ASA	68,367	829,987
	Bonheur ASA	67,400	3,076,966
*	BW Gas ASA	37,765	350,428
* #	Camillo Eitze & Co. ASA	58,200	692,753
* #	Det Norske Oljeselskap ASA	1,774,304	2,292,908
	DOF ASA	115,506	1,163,111
	EDB Business Partner ASA	149,417	996,925
#	Ekornes ASA	110,190	1,986,370
* #	Eltek ASA	126,859	581,319
* #	Ementor ASA	142,551	944,913
	Farstad Shipping ASA	60,790	1,617,564
* #	Fast Search & Transfer ASA	487,050	1,709,229
	Ganger Rolf ASA	53,403	2,155,911
*	Gregoire ASA	25,808	7,673
#	Havila Shipping ASA	22,400	414,238
* #	Ignis ASA	37,372	42,263
* #	IOT Holdings ASA	75,603	25,377
	Itera Consulting Group ASA	168,000	163,409
	Kongsberg Automotive ASA	86,200	499,855
	Kongsberg Gruppen ASA	49,500	3,209,625
*	Kverneland Group ASA	258,080	732,460
#	Leroy Seafood Group ASA	92,100	1,910,346
*	Nordic Semiconductor ASA	51,200	204,006
* #	Norse Energy Corp. ASA	549,400	492,775
* #	Norwegian Air Shuttle ASA	31,600	726,807
* #	Ocean Rig ASA	505,762	3,865,340
	Odfjell ASA Series A	94,900	1,457,087

20

#	Olav Thon Eiendomsselskap ASA	13,360	$2,044,579
*	Otrum ASA	31,800	55,172
* #	Petrolia Drilling ASA	1,520,000	583,148
*	Photocure ASA	33,562	236,897
* #	Q-Free ASA	85,000	137,667
	Rieber and Son ASA Series A	109,654	975,415
* #	Roxar ASA	101,454	115,456
*	Scan Subsea ASA	12,200	49,141
#	Scana Industrier ASA	252,423	810,597
* #	Sevan Marine ASA	378,500	4,812,839
* #	Software Innovation ASA	51,795	97,899
	Solstad Offshore ASA	59,900	1,644,356
	Sparebanken Midt-Norge	134,100	1,541,305
* #	Synnove Finden ASA	27,317	103,815
	Tandberg ASA Series A	271,010	3,960,108
* #	Tandberg Data ASA	122,130	26,132
*	TGS Nopec Geophysical Co. ASA	316,440	4,672,330
#	Tomra Systems ASA	604,728	4,115,711
	TTS Marine ASA	32,900	522,451
	Veidekke ASA	319,230	2,842,548
	Wilh. Wilhelmsen ASA	60,800	2,189,358

TOTAL — NORWAY			68,901,156

PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
	Corticeira Amorim	230,410	546,305
	Finibanco Holdings SGPS SA	197,573	880,697
	Ibersol SGPS SA	20,401	242,729
* #	Impresa Sociedade Gestora de Participacoes SA	380,332	888,927
*	Investimentos Participacoes e Gestao SA	240,676	333,914
	Jeronimo Martins SGPS SA	753,805	5,549,293
#	Mota-Engil SGPS SA	344,465	2,359,626
*	Novabase SGPS	56,005	260,297
* #	ParaRede SGPS SA	545,591	148,420
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,476,611
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	843,869
#	Sociedade de Investimento e Gestao SGPS SA	241,216	2,943,407
*	Sonae Industria SGPS SA	280,469	2,012,662
* #	Sonaecom SGPS SA	583,911	2,084,080
*	Sporting Sociedade Desportiva de Futebol	23,339	67,322
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	189,679
#	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,721,572
	Toyota Caetano Portugal SA	54,900	741,779
#	ZON Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	37,497	464,988

TOTAL — PORTUGAL			23,756,177

SPAIN — (4.6%)
COMMON STOCKS — (4.6%)
#	Abengoa SA	105,048	3,589,371
#	Adolfo Dominguez SA	20,351	665,508
#	Amper SA	90,745	1,554,122
#	Antena 3 de Television SA	113,452	1,561,598

21

* #	Avanzit SA	571,836	$2,102,617
* #	Azkoyen SA	67,174	544,541
#	Banco de Andalucia SA	9,800	836,012
	Banco de Credito Balear SA	35,424	1,033,985
#	Banco Guipuzcoano SA	331,001	5,334,221
*	Baron de Ley SA	14,325	1,052,378
#	Bodegas Riojanas SA	12,365	167,560
* #	Campofrio Alimentacion SA	96,667	1,441,167
#	Cementos Portland Valderrivas SA	26,077	2,486,173
#	Compania de Distribucion Integral Logista SA	29,600	2,358,456
	Compania Vinicola del Norte de Espana SA	16,600	427,797
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	3,212,255
* #	Corporacion Dermoestetica	65,100	613,881
* #	Dogi International Fabrics SA	111,418	192,378
#	Duro Felguera SA	177,786	2,062,372
#	Ebro Puleva SA	246,964	4,644,797
#	Electnor SA	102,087	4,843,011
* #	Ercros SA	2,189,041	919,072
* #	Espanola del Zinc SA	29,250	109,066
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	329,727	4,725,817
*	Federico Partenina SA	1,190	12,607
* #	Funespana SA	22,107	149,591
	Grupo Catalana Occidente SA	81,992	2,739,137
#	Grupo Empresarial Ence SA	368,840	3,175,954
#	Iberpapel Gestion SA	26,621	584,484
#	Inbesos SA	12,494	207,288
	Indo Internacional SA	37,172	235,870
	Indra Sistemas SA	47,420	1,317,893
	Inmobiliaria del Sur SA	2,764	226,619
#	La Seda de Barcelona SA	1,981,134	3,570,797
#	Lingotes Especiales SA	22,080	141,131
#	Mecalux SA	61,329	1,965,970
#	Miquel y Costas & Miquel SA	26,111	590,533
#	Natra SA	88,094	1,075,672
* #	Natraceutical SA	746,798	875,816
* #	NH Hoteles SA	260,195	3,564,917
*	Nicolas Correa SA	26,994	187,472
	Obrascon Huarte Lain SA	107,743	3,605,757
#	Papeles y Cartones de Europa SA	199,144	1,786,835
	Pescanova SA	26,443	1,358,135
	Prim SA	32,582	584,231
#	Promotora de Informaciones SA	124,735	1,734,070
#	Prosegur Cia de Seguridad SA	80,342	3,070,875
#	Service Point Solutions SA (B07NKR8)	459,595	1,607,123
*	Service Point Solutions SA (B2PPK19)	15,319	54,423
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	803,248
#	Sol Melia SA	156,990	2,355,971
#	SOS Cuetara SA	356,909	7,798,570
* #	Tavex Algodonera SA	185,541	433,518
* #	Tecnocom Telecomunicaciones y Energia SA	124,371	623,024
#	Tubacex SA	439,949	4,103,301
	Tubos Reunidos SA	408,205	2,517,031
	Unipapel SA	48,800	1,121,285
* #	Urbas Guadahermosa SA	267,319	212,595

22

* #	Vertice Trescientos Sesenta Grados SA	57,183	$144,108
#	Vidrala SA	62,041	1,906,544
#	Viscofan SA	184,330	3,920,384
* #	Zeltia SA, Madrid	573,453	3,804,237

TOTAL — SPAIN			110,645,171

SWEDEN — (4.6%)
COMMON STOCKS — (4.6%)
*	Acando AB	160,086	327,917
* #	Active Biotech AB	77,400	761,629
	Addtech AB Series B	56,300	1,240,315
	Angpanneforeningen AB Series B	48,500	1,137,675
* #	Anoto Group AB	261,833	324,943
	Aros Quality Group AB	41,400	259,673
*	Artimplant AB Series B	30,000	17,781
	Atrium Ljungberg AB Series B	15,200	166,299
	Axfood AB	92,000	3,202,437
	Axis Communications AB	180,094	3,245,801
	B&B Tools AB	66,900	1,877,083
	Ballingslov International AB	27,625	765,653
	Beiger Electronics AB	14,700	353,742
#	Beijer Alma AB	58,800	797,556
	Bergs Timber AB Series B	8,000	52,381
	Bilia AB Series A	116,725	1,745,321
#	Billerud AB	150,300	1,705,413
*	BioGaia AB Series B	38,000	215,049
*	Biotage AB	141,240	218,094
	Bong Ljungdahl AB	24,800	159,410
*	Boras Waefveri AB Series B	5,700	10,074
#	Cantena AB	58,362	949,371
	Cardo AB	63,000	1,724,368
	Carl Lamm AB	33,280	290,197
	Castellum AB	420,800	5,147,016
* #	Cision AB	245,156	667,035
#	Clas Ohlson AB Series B	102,500	2,025,237
	Cloetta AB Series B	28,100	1,025,236
	Concordia Maritime AB Series B	70,300	265,742
*	Consilium AB Series B	16,994	115,253
#	D. Carnegie & Co. AB	186,300	3,198,962
	Elekta AB Series B	311,300	5,680,923
* #	Enea Data AB Series B	1,012,000	353,471
	Eniro AB	426,756	3,214,323
	Expanda AB	19,547	199,024
	Fabege AB	403,000	4,409,638
	Fagerhult AB	16,800	362,443
	Forshem Group AB Series B	9,400	63,435
	G & L Beijer AB Series B	28,200	791,549
	Geveko AB	10,800	191,283
	Gunnebo AB	106,800	1,069,998
	Gunnebo Industrier AB	10,000	240,479
	Haldex AB	64,700	1,149,219
	Heba Fastighets AB Series B	14,500	419,483
	HIQ International AB	111,889	558,962
	HL Display AB Series B	14,400	465,743

23

	Hoganas AB Series B	77,300	$1,650,769
*	Home Capital AB	25,400	261,575
#	Home Properties AB	25,400	423,220
*	IBS AB Series B	195,200	418,273
*	Industrial & Financial Systems AB Series B	487,600	478,462
	Intrum Justitia AB	163,100	2,613,638
	JM AB	275,373	5,872,725
	Klovern AB	303,476	1,256,270
	Kungsleden AB	424,500	5,030,694
	Lagercrantz Group AB Series B	64,300	312,299
*	LBI International AB	107,651	600,068
#	Lennart Wallenstam Byggnads AB Series B	123,900	2,483,272
*	Lundin Petroleum AB	60,754	791,156
* #	Medivir Series B	44,650	382,070
* #	Micronic Laser Systems AB	105,400	494,423
*	Midelfart Sonesson AB Series A	4,160	7,320
*	Midelfart Sonesson AB Series B	4,160	7,237
	Munters AB	171,000	1,709,934
	NCC AB Series B	106,500	2,798,793
* #	Net Insight AB Series B	924,000	756,198
	New Wave Group AB Series B	107,400	855,632
#	NIBE Industrier AB	185,200	1,773,216
#	Nobia AB	433,500	3,676,649
	Nolato AB Series B	66,440	600,794
	OEM International AB Series B	44,400	322,887
#	ORC Software AB	36,300	855,876
*	PA Resources AB	27,227	218,711
#	Partnertech AB	28,800	178,339
	Peab AB Series B	250,400	2,471,871
*	Peab Industri AB	125,200	1,229,218
	Poolia AB Series B	36,150	198,185
*	Precomp Solutions AB	16,994	6,095
*	Pricer AB Series B	1,711,500	188,084
	Proact It Group AB	29,000	168,676
*	Proffice AB	215,400	644,574
	Profilgruppen AB	16,300	186,042
#	Q-Med AB	159,200	1,234,111
*	RaySearch Laboratories AB	12,700	286,398
*	Readsoft AB Series B	48,800	113,585
	Rederi AB Transatlantic Series B	95,600	678,644
#	rnb Retail and Brands AB	130,200	872,129
#	Rottneros Bruk AB	425,600	139,385
*	Scribona AB Series A	40,100	30,565
*	Scribona AB Series B	226,140	171,500
*	Semcon AB	39,900	426,101
	Sigma AB Series B	25,800	21,740
* #	Sintercast AB	11,800	248,080
	Skanditek Industrifoervaltnings AB	156,975	602,662
	Skistar AB	94,800	1,546,309
	Studsvik AB	21,900	398,341
*	SWECO AB Series B	184,000	1,644,952
*	Teleca AB Series B	157,200	317,458
* #	Telelogic AB	777,200	2,574,927
*	Ticket Travel Group AB	27,152	72,968
	Trelleborg AB Series B	226,100	4,047,184

24

	Uniflex AB Series B	3,630	$53,191
	VBG AB Series B	1,084	20,574
*	Vitrolife AB	41,500	194,278
*	Wedins Skor & Accessoarer AB	113,400	103,020
	Wihlborgs Fastigheter AB	65,658	1,395,612
	Xponcard Group AB	7,300	183,630

TOTAL — SWEDEN			112,463,225

SWITZERLAND — (12.3%)
COMMON STOCKS — (12.2%)
#	A. Hiestad Holding AG	1,426	2,457,994
*	Actelion, Ltd.	132,512	6,907,399
#	AFG Arbonia-Forster Holding AG	4,799	1,635,079
	Allreal Holding AG	32,721	4,298,717
	Also Holding AG	16,678	1,006,378
*	Ascom Holding AG	92,504	1,067,279
	Bachem Holdings AG	26,438	2,331,574
	Baloise-Holding AG	6,000	541,132
	Bank Coop AG	31,715	2,432,351
	Bank Sarasin & Cie Series B	1,778	7,973,771
	Banque Cantonale de Geneve	4,141	1,072,450
	Banque Cantonale du Jura	4,500	272,084
	Banque Cantonale Vaudoise	9,267	4,786,853
	Banque Privee Edmond de Rothschild SA	161	6,010,694
	Barry Callebaut AG	8,822	7,547,255
	Basellandschaftliche Kantonalbank	600	544,713
*	Basilea Pharmaceutica AG	2,629	503,025
	Basler Kantonalbank	5,250	584,573
	Belimo Holdings AG	1,884	2,094,454
	Bellevue Group AG	27,315	2,010,229
	Berner Kantonalbank	25,110	5,576,654
	Bobst Group AG	36,682	2,619,962
	Bossard Holding AG	8,467	662,185
	Bucher Industries AG	33,489	8,495,556
	Calida Holding AG	396	204,855
*	Card Guard AG	32,013	155,626
	Carlo Gavazzi Holding AG	1,065	195,024
	Charles Voegele Holding AG	29,471	2,626,239
	Clariant AG	779,419	6,672,565
	Compagnie Financiere Tradition	5,202	951,843
	Conzzeta Holdings AG	1,415	3,488,323
	Crealogix Holding AG	3,388	242,055
	Daetwyler Holding AG	34,800	2,481,697
*	Dufry Group	6,429	553,285
	Edipresse SA	1,572	625,465
	Eichhof Holding AG	458	820,996
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	3,923,537
	ELMA Electronic AG	472	325,839
	Emmi AG	13,638	1,967,204
	Ems-Chemie Holding AG	27,759	4,085,953
	Energiedienst Holding AG	8,265	5,389,242
	Feintol International Holding AG	1,601	505,943
	Flughafen Zuerich AG	13,445	5,624,579
#	Forbo Holding AG	5,990	3,001,281

25

	Fuchs Petrolub AG	19,809	$1,681,554
	Galenica Holding AG	15,736	6,045,873
	George Fisher AG	11,318	5,646,865
	Golay-Buchel Holding SA	40	91,979
	Gurit Holding AG	1,326	1,012,640
	Helvetia Holding AG	12,833	4,878,276
	Hexagon AB	81,720	1,630,158
	Implenia AG	49,554	1,589,025
	Industrieholding Cham AG	1,704	609,980
	Interroll-Holding SA	2,475	1,206,672
	Intershop Holding AG	3,444	1,056,399
	Jelmoli Holding AG (4382641)	1,521	3,888,837
	Jelmoli Holding AG (4382652)	2,835	1,421,287
	Kaba Holding AG	10,381	3,322,756
*	Kardex AG	17,985	896,658
	Komax Holding AG	9,005	1,276,948
	Kudelski SA	106,944	1,403,451
	Kuoni Reisen Holding AG	13,594	6,373,416
	Lem Holdings SA	3,651	930,972
*	Logitech International SA	183,507	4,697,787
	Lonza Group AG	111,817	14,731,341
	Luzerner Kantonalbank	18,593	4,736,244
	Medisize Holding AG	13,260	1,039,964
	Metraux Services Holdings SA	1,853	316,704
*	Micronas Semiconductor Holding AG	78,808	722,907
*	Mikron Holding AG	43,452	460,744
	Mobilezone Holding AG	115,610	753,886
	Orell Fuessli Holding AG	5,076	979,936
*	Parco Industriale e Immobiliare SA	600	2,016
	Phoenix Mecano AG	3,041	1,541,140
	PSP Swiss Property AG	145,325	8,904,583
	PubliGroupe SA	6,325	2,007,227
	Rieters Holdings AG	15,690	6,329,219
	Romande Energie Holding SA	2,839	6,588,775
* #	Schaffner Holding AG	1,830	432,412
#	Schulthess Group AG	14,570	1,085,932
	Schweiter Technology AG	4,193	1,604,363
	Schweizerhall Holding AG	8,648	1,422,520
	Schweizerische National Versicherungs Gesellschaft	1,881	1,469,216
	SEZ Holding AG	53,128	1,833,877
	SIA Abrasives Holding AG	2,381	903,785
	Siegfried Holding AG	8,560	1,264,940
*	Sihl	150	432
	Sika AG	4,503	8,330,173
	Societa Elettrica Sopracenerina SA	2,409	650,763
	Societe Generale d’Affichage	5,872	1,350,189
	St. Galler Kantonalbank	9,217	4,307,425
	Straumann Holding AG	8,315	2,440,922
	Sulzer AG	10,814	12,413,839
	Swiss Prime Site AG	79,934	4,838,327
* #	Swisslog Holding AG	798,972	878,580
	Swissquote Group Holding SA	41,220	2,212,782
	Tamedia AG	15,322	1,858,482
	Tecan Group AG	40,139	2,296,137
* #	Temenos Group AG	152,630	3,820,120

26

*	Tornos SA	38,028	$622,218
*	UMS Schweizerische Metallwerke Holding AG	17,585	380,016
	Valartis Group AG	10,374	663,057
	Valiant Holding AG	59,231	10,603,907
	Valora Holding AG	12,004	2,792,425
	Vaudoise Assurances Holdings SA	3,233	487,245
	Villars Holding SA	150	81,361
	Vontobel Holdings AG	97,572	3,450,029
	Walliser Kantonalbank	1,457	676,909
	WMH Walter Meier Holding AG	4,878	968,177
* #	Ypsomed Holdings AG	2,419	208,576
	Zehnder Holding AG	786	1,041,003
	Zueblin Immobilien Holding AG	78,908	734,887
	Zuger Kantonalbank	630	2,238,694
TOTAL COMMON STOCKS			296,413,851

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,556,998

TOTAL — SWITZERLAND			297,970,849

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $900,000 FNMA 5.15% (r), 09/01/37, valued at $591,044) to be repurchased at $872,214	$872	872,000

SECURITIES LENDING COLLATERAL — (15.2%)
@	Repurchase Agreement, Barclays Capital Inc. 3.18%, 03/03/08 (Collateralized by $201,622,000 FHLB 5.050%(r), 11/19/12 & FNMA 6.625%, 09/15/09, valued at $214,200,989) to be repurchased at $210,055,650	210,000	210,000,000
@	Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $125,941,603 FNMA 6.586%(r), 11/01/35 & 6.500%, 02/01/37, valued at $78,065,454) to be repurchased at $76,555,040	76,535	76,534,758
@	Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $32,932,473 FHLMC 6.500%, 10/01/37 & 5.500%, 02/01/38, valued at $32,730,911) to be repurchased at $32,097,632	32,089	32,089,128
@	Repurchase Agreement, Merrill Lynch 3.18%, 03/03/08 (Collateralized by $55,296,623 FNMA 5.500%, maturities ranging from 06/01/21 to 01/01/38, valued at $51,000,847) to be repurchased at $50,013,250	50,000	50,000,000
TOTAL SECURITIES LENDING COLLATERAL			368,623,886

TOTAL INVESTMENTS - (100.0%) (Cost $1,794,947,419) ##			$2,430,219,575

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$5,547,934
Level 2 – Other Significant Observable Inputs	2,424,671,641
Level 3 – Significant Unobservable Inputs	—
Total	$2,430,219,575

27

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (84.1%)
Consumer Discretionary — (7.0%)
	Astral Media, Inc. Class A	93,347	$3,563,167
*	Azure Dynamics Corp.	256,850	99,165
* #	Ballard Power Systems, Inc.	159,500	722,753
	BMTC Group, Inc.	27,300	549,467
*	CanWest Global Communications Corp.	118,600	675,993
*	Coastal Contacts, Inc.	99,900	119,768
	Cogeco Cable, Inc.	34,856	1,294,373
	Corus Entertainment, Inc. Class B	140,300	2,850,902
	Dorel Industries, Inc. Class B	55,900	1,643,065
	easyhome, Ltd.	1,800	35,653
	Forzani Group, Ltd. Class A	71,000	1,159,949
*	Glacier Ventures International Corp.	64,000	271,151
	Glentel, Inc.	11,200	125,171
*	Great Canadian Gaming Corp.	125,200	1,698,166
*	Kangaroo Media, Inc.	17,900	9,457
	Le Chateau, Inc.	51,400	665,837
	Leon’s Furniture, Ltd.	93,800	1,137,894
	Linamar Corp.	113,600	1,615,850
*	Mad Catz Interactive, Inc.	70,200	48,500
*	Martinrea International, Inc.	122,300	1,087,249
*	MDC Partners, Inc. Class A	60,800	492,330
*	MEGA Brands, Inc.	31,100	161,148
#	Reitmans Canada, Ltd.	100,500	1,678,659
*	RONA, Inc.	234,700	3,316,918
#	Torstar Corp. Class B	109,600	1,881,880
	TVA Group, Inc. Class B	7,000	108,316
	Uni-Select, Inc.	32,600	834,666
	Wescast Industries, Inc.	9,900	80,367
*	West 49, Inc.	45,700	32,038
*	Westport Innovations, Inc.	194,700	633,010
Total Consumer Discretionary			28,592,862

Consumer Staples — (2.6%)
	Canada Bread Co., Ltd.	8,500	602,362
*	CoolBrands International, Inc.	38,200	30,661
	Corby Distilleries, Ltd.	22,458	539,631
*	Cott Corp.	52,300	115,838
*	Fishery Products International, Ltd.	9,700	147,828
	Maple Leaf Foods, Inc.	131,100	1,720,916
#	Rothmans, Inc.	123,400	3,218,367
*	Saskatchewan Wheat Pool, Inc.	289,900	3,787,771
*	SunOpta, Inc.	88,200	536,772
	Sun-Rype Products, Ltd.	100	1,150
Total Consumer Staples			10,701,296

1

Energy — (19.1%)
*	Accrete Energy, Inc.	21,300	$99,548
	Akita Drilling, Ltd.	35,700	409,865
*	Alberta Clipper Energy, Inc.	134,700	298,345
*	Anderson Energy, Ltd.	187,333	730,870
*	Antrim Energy, Inc.	156,200	614,167
* #	Arawak Energy Corp.	211,200	506,408
* #	Aurora Energy Resources, Inc.	104,800	1,027,503
* #	Bankers Petroleum, Ltd.	815,600	928,089
*	Berens Energy, Ltd.	107,900	90,990
*	Birch Mountain Resources, Ltd.	21,051	14,116
* #	Birchcliff Energy, Ltd.	149,600	1,377,065
*	Bow Valley Energy, Ltd.	175,800	985,945
*	Breaker Energy, Ltd.	74,900	544,105
*	Burmis Energy, Inc.	74,600	208,433
	Calfrac Well Services, Ltd.	43,264	738,026
*	Calvalley Petroleum, Inc.	147,400	747,296
*	Canadian Superior Energy, Inc.	229,500	750,815
*	Candax Energy, Inc.	375,500	236,535
*	Canyon Services Group, Inc.	16,600	54,307
* #	Caspian Energy, Inc.	37,500	12,192
*	CE Franklin, Ltd.	11,200	83,182
*	Celtic Exploration, Ltd.	62,200	969,416
#	CHC Helicopter Corp. Class A	34,100	1,070,551
*	Cinch Energy Corp.	72,400	78,708
*	Coalcorp Mining, Inc.	146,871	390,960
*	Comaplex Minerals Corp.	28,700	173,498
*	Compton Petroleum Corp.	177,900	2,127,389
* #	Connacher Oil & Gas, Ltd.	419,400	1,491,389
*	Cordero Energy, Inc.	71,100	310,622
*	Corridor Resources, Inc.	97,700	625,359
*	Crew Energy, Inc.	103,900	1,313,199
*	Cyries Energy, Inc.	75,000	685,039
*	Delphi Energy Corp.	150,200	320,467
* #	Denison Mines Corp.	373,431	3,422,248
* #	Duvernay Oil Corp.	89,100	3,221,813
*	Ember Resources, Inc.	22,500	40,005
*	Endev Energy, Inc.	34,700	29,614
	Ensign Energy Services, Inc.	216,000	4,020,442
* #	First Calgary Petroleums, Ltd. Class A	336,500	1,094,031
*	Flint Energy Services, Ltd.	39,300	790,592
*	Galleon Energy, Inc. Class A	122,537	2,096,544
*	Gentry Resources, Ltd.	116,000	309,962
*	Great Plains Exploration, Inc.	21,100	18,865
* #	Grey Wolf Exploration, Inc.	39,800	82,896
* #	Heritage Oil Corp.	32,400	1,563,627
*	Highpine Oil & Gas, Ltd.	119,198	1,436,310
* #	Iteration Energy, Ltd.	142,900	887,091
*	Ivanhoe Energy, Inc.	481,600	797,570
*	Kereco Energy, Ltd.	138,400	656,671
*	Mahalo Energy, Ltd.	123,300	350,765
*	Midnight Oil Exploration, Ltd.	17,400	26,518
*	Nuvista Energy, Ltd.	90,400	1,511,795

2

*	Oilexco, Inc.	147,400	$2,250,873
*	Open Range Energy Corp.	12,800	44,867
*	Pacific Rubiales Energy Corp.	552,035	762,782
*	Paramount Resources, Ltd. Class A	68,800	1,202,296
	Pason Systems, Inc.	109,600	1,558,954
* #	Petrobank Energy & Resources, Ltd.	73,355	4,301,059
* #	Petrolifera Petroleum, Ltd.	52,700	669,291
*	ProEx Energy, Ltd.	84,000	1,304,912
*	Profound Energy, Inc.	4,100	14,580
*	ProspEx Resouces, Ltd.	85,568	339,055
	Pulse Data, Inc.	98,900	261,255
* #	Pure Energy Services, Ltd.	8,300	43,429
*	Questerre Energy Corp.	236,900	107,107
*	Rider Resources, Ltd.	81,700	483,103
*	Rock Energy, Inc.	12,200	39,045
	Savanna Energy Services Corp.	108,613	1,948,799
*	Saxon Energy Services, Inc.	191,400	1,053,988
	ShawCor, Ltd.	97,300	3,086,315
*	Storm Exploration, Inc.	75,000	891,542
*	Synenco Energy, Inc.	84,700	606,690
*	Technicoil Corp.	86,200	62,181
*	Tesco Corp.	59,900	1,476,428
*	Transglobe Energy Corp.	112,000	614,478
	Trican Well Service, Ltd.	231,871	4,040,221
*	TriStar Oil and Gas, Ltd.	31,267	476,192
*	Turnkey E&P, Inc.	23,600	90,875
*	TUSK Energy Corp.	186,100	334,668
*	UEX Corp.	264,988	1,456,525
*	Ur-Energy, Inc.	171,300	421,180
*	UTS Energy Corp.	636,800	3,804,302
*	Verenex Energy, Inc.	38,000	381,062
*	Vero Energy, Inc.	61,100	492,897
*	West Energy, Ltd.	125,300	432,837
*	Xtreme Coil Drilling Corp.	45,600	345,156
*	ZCL Composite, Inc.	70,300	649,967
Total Energy			78,420,669

Financials — (4.7%)
#	AGF Management, Ltd. Class B	176,351	4,210,565
	Canaccord Capital, Inc.	76,228	863,543
	Canadian Western Bank	105,500	2,975,545
	Clairvest Group, Inc.	1,900	27,991
	DundeeWealth, Inc.	51,100	671,815
	EGI Financial Holdings, Inc.	13,350	177,005
	Equitable Group, Inc.	24,300	592,039
	Gluskin Shef & Associates, Inc.	15,000	321,565
	Home Capital Group, Inc.	57,400	2,350,236
	Kingsway Financial Services, Inc.	107,600	1,433,209
#	Laurentian Bank of Canada	48,760	1,987,060
	Northbridge Financial Corp.	45,600	1,646,557
*	Pacific and Western Credit Corp.	9,000	64,923
	Quest Capital Corp.	457,220	1,054,498
#	Rentcash, Inc.	35,400	183,429
	Sceptre Invesment Counsel, Ltd.	23,500	234,224
#	Western Financial Group, Inc.	100,000	434,849
	Xceed Mortgage Corp.	32,800	64,650
Total Financials			19,293,703

3

Health Care — (4.5%)
*	Adherex Technologies, Inc.	49,000	$17,673
* #	AEterna Zentaris, Inc.	28,700	37,615
*	Akela Pharma, Inc.	19,338	20,630
*	Ambrilia Biopharma, Inc.	13,200	8,047
* #	Angiotech Pharmaceuticals, Inc.	174,200	509,724
*	BioMS Medical Corp.	187,300	679,361
*	Bioniche Life Sciences, Inc.	54,400	46,980
#	Biovail Corp.	293,740	4,154,291
*	Cangene Corp.	102,200	621,974
*	Cardiome Pharma Corp.	157,500	1,188,951
*	Conjuchem Biotechnologies, Inc.	39,000	3,368
*	CryoCath Technologies, Inc.	78,600	371,339
*	DiagnoCure, Inc.	30,400	75,981
*	Draxis Health, Inc.	129,300	516,280
* #	Imaging Dynamics Co., Ltd.	85,300	37,266
*	Isotechnika, Inc.	170,000	129,540
* #	Labopharm, Inc.	111,500	269,616
*	Logibec Group Informatique, Ltd.	1,200	25,542
*	MDS, Inc.	249,629	4,182,253
*	Medicure, Inc.	172,700	17,546
*	Microbix Biosystems, Inc.	27,900	29,480
*	Migenix, Inc.	2,000	772
* #	Neurochem, Inc.	15,700	24,724
*	Novadaq Technologies, Inc.	10,600	59,179
*	Oncolytics Biotech, Inc.	47,400	91,501
*	Oncothyreon, Inc.	9,650	36,767
*	Ondine Biopharma Corp.	60,500	58,395
*	Paladin Labs, Inc.	32,200	354,961
*	Parkbridge Lifestyles Communities, Inc.	29,300	149,589
*	Patheon, Inc.	197,500	670,206
* #	ProMetic Life Sciences, Inc.	602,400	312,140
*	QLT, Inc.	124,800	381,659
* #	Resverlogix Corp.	53,500	760,986
*	SemBioSys Genetics, Inc.	17,200	27,087
*	SXC Health Solutions Corp.	49,861	696,053
*	Theratechnologies, Inc.	134,200	1,116,686
* #	TLC Vision Corp.	68,700	161,934
*	Transition Therapeutics, Inc.	48,333	489,100
*	TSO3, Inc.	107,000	241,341
*	Vasogen, Inc.	12,500	22,225
Total Health Care			18,598,762

Industrials — (7.1%)
	Aecon Group, Inc.	64,600	1,140,714
*	Alexco Resource Corp.	67,400	321,849
*	Allen-Vanguard Corp.	131,100	562,095
*	ATS Automation Tooling System, Inc.	264,017	1,746,254
*	Avcorp Industries, Inc.	24,100	24,486
	Buhler Industries, Inc.	1,468	8,949
*	Carmanah Technologies Corp.	12,200	10,412
*	Ceramic Protection Corp.	8,700	37,567

4

#	Clarke, Inc.	83,056	$506,310
*	Commercial Solutions, Inc.	4,100	5,207
* #	Discovery Air, Inc. Class A	251,200	293,503
	Exco Technologies, Ltd.	9,700	34,493
*	Garda World Security Corp. Class A	54,800	848,516
*	GLV, Inc.	4,800	65,203
*	Heroux-Devtek, Inc.	55,700	472,537
* #	Hydrogenics Corp.	153,830	85,960
*	Intermap Technologies, Ltd.	91,200	551,323
*	Magellan Aerospace Corp.	160,100	206,581
	Marsulex, Inc.	36,800	450,536
*	Northstar Aerospace, Inc.	6,700	20,251
* #	Quebecor World, Inc.	74,800	18,999
	Richelieu Hardware, Ltd.	35,500	744,806
	Ritchie Brothers Auctioneers, Inc.	39,400	2,847,768
*	Royal Laser Corp.	138,300	82,903
#	Russel Metals, Inc.	125,800	3,259,233
* #	Silver Standard Resources, Inc.	115,092	4,283,282
*	Stantec, Inc.	85,000	2,795,479
*	The Churchill Corp.	32,900	555,214
#	Toromont Industries, Ltd.	122,200	3,675,001
	Transat A.T., Inc. Class A	2,400	68,275
	Transcontinental, Inc. Class A	135,328	2,226,020
*	Vector Aerospace Corp.	41,200	180,832
*	Vitran Corp., Inc.	20,200	250,384
*	West Timmins Mining, Inc.	196,400	167,616
*	Xantrex Technology, Inc.	78,444	628,827
Total Industrials			29,177,385

Information Technology — (6.6%)
*	20-20 Technologies, Inc.	20,200	140,584
*	Aastra Technologies, Ltd.	41,200	1,297,638
*	Absolute Software Corp.	77,100	983,089
* #	AXIA NetMedia Corp.	79,600	237,769
*	Belzberg Techologies, Inc.	18,000	85,771
	Calian Technologies, Ltd.	400	4,897
*	Celestica, Inc.	404,607	2,651,476
*	Certicom Corp.	18,200	27,367
*	COM DEV International, Ltd.	94,158	331,957
	Computer Modelling Group, Ltd.	11,700	174,742
*	Constellation Software, Inc.	14,200	346,398
*	Dalsa Corp.	38,000	503,835
* #	Divestco, Inc.	50,500	107,234
	Enghouse Systems, Ltd.	25,950	177,965
	Evertz Technologies, Ltd.	117,300	2,612,361
*	Exfo Electro-Optical Engineering, Inc.	60,400	268,172
*	Gemcom Software International, Inc.	96,700	245,619
	Gennum Corp.	65,100	690,520
*	Hemisphere GPS, Inc.	95,200	341,434
*	International Datacasting Corp.	56,000	36,982
* #	Intrinsyc Software International, Inc.	250,900	244,718
* #	Kaboose, Inc.	294,700	670,691
*	MacDonald Dettweiler & Associates, Ltd.	60,800	3,027,491
*	March Networks Corp.	35,700	202,756
*	Matrikon, Inc.	56,300	216,791

5

*	Miranda Technologies, Inc.	46,700	$450,749
	MKS, Inc.	22,600	28,243
	Mosaid Technologies, Inc.	23,400	392,754
* #	Open Text Corp.	96,100	3,104,882
* #	Points International, Ltd.	227,000	710,348
*	Q9 Networks, Inc.	39,700	479,586
	Quebecor, Inc. Class B	85,793	2,577,495
*	RDM Corp.	27,400	51,223
* #	Sierra Wireless, Inc.	68,200	988,787
*	SIRIT, Inc.	108,500	27,008
	Softchoice Corp.	37,530	648,219
*	The Descartes Systems Group, Ltd.	105,000	379,782
*	Tundra Semiconductor Corp.	30,750	135,903
*	Vecima Network, Inc.	22,908	164,318
*	Webtech Wireless, Inc.	125,300	458,298
*	Wi-LAN, Inc.	248,000	627,402
* #	Zarlink Semiconductor, Inc.	151,886	132,712
Total Information Technology			26,985,966

Materials — (31.5%)
* #	Adanac Molybdenum Corp.	126,100	111,463
*	Alamos Gold, Inc.	175,900	1,329,638
*	Almaden Minerals, Ltd.	82,500	217,094
*	Altius Minerals Corp.	47,500	949,276
	Amerigo Resources, Ltd.	188,865	449,016
*	Anvil Mining, Ltd.	149,340	2,045,317
* #	Apollo Gold Corp.	149,612	103,364
*	Aquiline Resources, Inc.	98,600	1,067,895
*	Atna Resource, Ltd.	117,347	175,260
*	Atrium Innovations, Inc.	28,700	531,573
* #	Augusta Resource Corp.	165,600	652,810
*	Aurelian Resources, Inc.	205,880	1,920,222
*	Aurizon Mines, Ltd.	268,400	1,235,308
*	Baffinland Iron Mines Corp.	176,610	708,773
* #	Baja Mining Corp.	260,100	459,816
*	Breakwater Resources, Ltd.	537,700	775,752
*	Caledonia Mining Corp.	295,400	51,022
*	Campbell Resources, Inc.	94,387	12,467
*	Canadian Gold Hunter, Corp.	72,402	102,985
* #	Canadian Royalties, Inc.	201,080	484,186
*	Canadian Zinc Corp.	222,200	146,741
	Canam Group, Inc. Class A	99,900	1,065,735
*	Candente Resource Corp.	147,965	287,136
*	Canfor Corp.	188,574	1,534,648
*	Capstone Mining Corp.	156,745	558,979
* #	Cardero Resource Corp.	53,400	66,191
*	Carpathian Gold, Inc.	143,472	72,884
	Cascades, Inc.	130,821	1,100,531
*	Catalyst Paper Corp.	305,300	514,908
	CCL Industries, Inc. Class B	50,900	1,789,322
*	Chariot Resouces, Ltd.	558,800	567,742
*	Claude Resources, Inc.	274,000	361,900
*	Crew Gold Corp.	22,300	42,595
* #	Crystallex International Corp.	353,925	747,944
*	Dundee Precious Metals, Inc.	176,554	1,074,482

6

*	Eastern Platinum, Ltd.	1,271,090	$4,584,577
*	Eastmain Resources, Inc.	29,014	32,721
*	Eldorado Gold Corp.	634,195	4,413,752
*	Endeavour Silver Corp.	94,500	402,291
*	Entree Gold, Inc.	180,800	459,233
*	Equinox Minerals, Ltd.	672,690	3,847,848
*	Erdene Gold, Inc.	80,889	86,293
*	Etruscan Resources, Inc.	220,175	523,454
*	Euro Goldfields, Ltd.	447,360	2,695,296
*	Far West Mining, Ltd.	91,420	315,802
* #	Farallon Resources, Ltd.	606,900	480,957
* #	First Nickel, Inc.	135,300	85,228
*	FNX Mining Co., Inc.	147,706	4,853,251
*	Formation Capital Corp.	422,300	257,435
*	Forsys Metals Corp.	98,800	334,269
*	Fortune Minerals, Ltd.	46,870	77,621
*	Fraser Papers, Inc.	39,800	115,245
*	Fronteer Development Group, Inc.	159,385	1,436,368
*	Frontera Copper Corp.	118,400	571,400
*	GBS Gold International, Inc.	135,100	233,345
* #	Glencairn Gold Corp.	95,800	204,399
*	Globestar Mining Corp.	188,306	355,854
* #	Globex Mining Enterprises, Inc.	3,100	10,236
*	Gold Eagle Mines, Ltd.	182,900	1,443,874
*	Golden Peaks Resources	5,500	7,488
* #	Golden Star Resources, Ltd.	588,800	2,428,781
* #	Grande Cache Coal Corp.	176,000	572,212
* #	Great Basin Gold, Ltd.	322,090	1,066,816
*	Great Panther Resources, Inc.	127,510	202,099
* #	Greystar Resources, Ltd.	85,087	523,014
*	Guyana Goldfields, Inc.	89,852	658,200
*	Hanfeng Evergreen, Inc.	94,691	1,161,209
#	Harry Winston Diamond Corp.	111,200	2,910,350
*	High River Gold Mines, Ltd.	563,120	1,916,639
*	HudBay Minerals, Inc.	214,700	4,100,950
	IAMGOLD Corp.	597,200	4,829,781
*	Imperial Metals Corp.	49,490	538,520
* #	Inter-Citic Minerals, Inc.	135,637	281,127
*	International Forest Products, Ltd. Series A	122,300	621,285
	International Royalty Corp.	155,780	984,457
*	Intertape Polymer Group, Inc.	92,000	242,093
*	Ivernia, Inc.	296,960	515,927
* #	Jinshan Gold Mines, Inc.	284,000	744,445
*	Kirkland Lake Gold, Inc.	96,680	1,048,083
*	La Mancha Resources, Inc.	11,000	6,035
* #	Lake Shore Gold Corp.	233,800	451,328
* #	Laramide Resources, Ltd.	82,700	413,395
* #	Linear Gold Corp.	59,235	168,512
*	Major Drilling Group International, Inc.	43,600	2,526,297
*	Malaga, Inc.	65,000	21,463
*	MDN, Inc.	133,880	142,823
* #	Mega Uranium, Ltd.	278,800	917,767
*	Metallic Ventures Gold, Inc.	12,200	26,030
	Methanex Corp.	166,100	4,797,788
* #	Migao Corp.	66,700	565,857

7

*	Minco Base Metals Corp.	2,780	$—
*	Minco Gold Corp.	13,900	16,382
*	Minco Silver Corp.	60,900	254,923
*	Neo Material Technologies, Inc.	181,200	769,536
	Norbord, Inc.	177,400	1,038,175
* #	North American Palladium, Ltd.	69,310	587,295
*	Northgate Minerals Corp.	750,600	2,364,094
#	Nova Chemicals Corp.	122,900	3,744,751
*	Nuinsco Resources, Ltd.	19,000	5,212
*	Olympus Pacific Minerals, Inc.	82,500	35,204
*	Orvana Minerals, Corp.	113,000	88,402
*	Pacific Rim Mining Corp.	173,732	199,459
*	Pan Amer Silver Corp.	98,200	3,925,007
*	Pelangio Mines, Inc.	134,200	629,925
* #	Petaquilla Minerals, Ltd.	179,480	514,233
*	Platinum Group Metals, Ltd.	120,087	417,270
*	PolyMet Mining Corp.	249,577	882,426
*	Qgx, Ltd.	93,500	367,635
*	Quadra Mining, Ltd.	105,050	2,157,034
* #	Queenston Mining, Inc.	84,096	321,261
*	Redcorp Ventures, Ltd.	691,600	203,773
* #	Resin Systems, Inc.	215,680	230,088
*	Richmont Mines, Inc.	22,200	84,808
* #	Rubicon Minerals Corp.	216,900	293,093
	Samuel Manu-Tech, Inc.	19,700	200,353
*	Scandinavian Minerals, Ltd.	40,530	251,601
* #	Scorpio Minining Corp.	229,000	351,323
*	SEMAFO, Inc.	421,365	637,880
*	Shore Gold, Inc.	344,800	1,555,410
	Silvercorp Metals, Inc.	273,200	2,747,960
*	Skye Resources, Inc.	58,830	478,171
*	St. Andrew Goldfields, Ltd.	90,185	45,814
*	Starfield Resources, Inc.	506,815	468,582
	Stella-Jones, Inc.	21,100	791,049
*	Stornoway Diamond Corp.	533,822	325,419
*	Suramina Resources, Inc.	5,700	6,834
* #	Tanzanian Royalty Exploration Corp.	154,713	932,129
*	Taseko Mines, Ltd.	257,100	1,363,538
* #	Teal Exploration & Mining, Inc.	43,745	200,003
* #	Tembec, Inc.	58,300	26,655
*	Thompson Creek Metals Company, Inc.	198,400	4,039,559
* #	Timminco, Ltd.	158,000	3,430,490
*	Tiomin Resources, Inc.	199,455	16,212
*	TVI Pacific, Inc.	169,346	12,044
* #	Uranium Participation Corp.	128,100	1,503,231
* #	Vaaldiam Resources, Ltd.	120,900	65,102
*	Wesdome Gold Mines, Ltd.	70,300	114,280
#	West Fraser Timber Co., Ltd.	68,632	2,213,935
*	Western Canadian Coal Corp.	289,208	790,419
	Winpak, Ltd.	45,000	299,467
	Yamana Gold, Inc.	1	9
*	Yukon-Nevada Gold Corp.	360,900	568,346
Total Materials			129,092,296

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	97,536

8

Utilities — (1.0%)
*	BioteQ Environmental Technologies, Inc.	118,300	$466,349
*	Boralex, Inc. Class A	59,100	933,711
* #	Canadian Hydro Developers, Inc.	237,500	1,360,935
#	Emera, Inc.	49,800	1,035,719
*	MAXIM Power Corp.	66,000	308,458
	Pacific Northern Gas, Ltd.	3,800	70,112
Total Utilities			4,175,284

TOTAL COMMON STOCKS			345,135,759

RIGHTS/WARRANTS — (0.0%)
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	3,909

	Face
	Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $3,450,000 FNMA 3.50%, 03/25/33, valued at $641,155) to be repurchased at $631,155	$631	631,000

SECURITIES LENDING COLLATERAL — (15.8%)
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $82,519,024 FHLMC, rates ranging from 4.471%(r) to 6.500%, maturities ranging from 08/01/26 to 01/01/38; FNMA 6.282%(r), 07/01/16; & GNMA 4.750%, 03/20/34 & 7.000%, 03/15/37, valued at $66,046,450) to be repurchased at $64,768,580	64,751	64,751,421

TOTAL INVESTMENTS - (100.0%) (Cost $410,416,319) ##		$410,522,089

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$345,139,668
Level 2 – Other Significant Observable Inputs	65,382,421
Level 3 – Significant Unobservable Inputs	—
Total	$410,522,089

9

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
*	Alpargatas S.A.I.C.	1,078	$1,471
	Alto Palermo SA Series A	5,000	19,380
	BBVA Banco Frances SA	399,900	1,054,000
*	Capex SA Series A	52,893	393,622
*	Celulosa Argentina SA Series B	24,922	40,417
*	Central Puerto SA Series B	16,000	29,271
*	Endesa Costanera SA Series B	114,100	150,364
*	Gas Natural Ban SA	345,000	267,442
*	IRSA Inversiones y Representaciones SA	657,649	897,257
*	Juan Minetti SA	353,151	257,335
	Ledesma S.A.A.I.	242,632	412,286
*	MetroGas SA Series B	543,115	212,194
*	Molinos Rio de la Plata SA Series B	596,060	2,393,481
*	Petrobras Energia Participacio	139,720	163,765
	Siderar S.A.I.C. Series A	649,191	5,354,568
	Solvay Indupa S.A.I.C.	555,366	933,359
*	Transportadora de Gas del Sur SA Series B	445,280	425,260

TOTAL — ARGENTINA			13,005,472

BRAZIL — (11.9%)
COMMON STOCKS — (1.8%)
	Brasil Telecom Participacoes SA	59,520	1,751,002
	Companhia de Bebidas das Americas	90,424	6,844,227
	Companhia de Concessoes Radoviarias	166,800	2,845,592
	Companhia Siderurgica Nacional SA	724,212	27,022,516
	CPFL Energia SA	1,935	42,336
	Empresa Brasileira de Aeronautica SA	696,921	7,788,899
	Lojas Renner SA	15,810	313,844
	Perdigao SA	7,898	191,997
	Souza Cruz SA	210,700	6,133,736
*	Tele Norte Celular Participacoes SA	1,152	51,772
	Tele Norte Leste Participacoes SA	59,254	2,238,975
	Tractebel Energia SA	203,300	2,559,433
*	Vivo Participacoes SA	64,140	499,511
	Weg SA	489,800	6,589,173
TOTAL COMMON STOCKS			64,873,013

PREFERRED STOCKS — (10.1%)
	Aracruz Celulose SA Series B	711,999	5,149,162
	Aracruz Celulose SA Sponsored ADR	48,400	3,506,096
	Banci Itau Holding Financeira SA	1,336,000	33,868,086
	Banco Bradesco SA	1,284,316	40,251,167

1

* Banco Bradesco SA Receipts Preferred	22,178	$695,071
Brasil Telecom Participacoes SA	234,026	3,265,930
Brasil Telecom Participacoes SA ADR	12,100	836,110
Brasil Telecom SA	501,129	5,565,137
Braskem SA Preferred A	435,600	3,693,752
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	117,300	2,531,754
Companhia de Bebidas das Americas	2,083	171,582
Companhia de Bebidas das Americas Preferred ADR	382,700	31,182,396
Companhia Energetica de Minas Gerais	329,700	6,277,772
Companhia Energetica de Minas Gerais SA Sponsored ADR	21,800	414,854
Companhia Paranaense de Energia-Copel Series B	100,000	1,626,752
Companhia Vale do Rio Doce Series A	2,791,120	82,655,839
Companhia Vale do Rio Doce Series B	81,160	—
Companhia Vale do Rio Doce Sponsored ADR	341,600	10,015,712
* Empresa Nasional de Comercio Redito e Participacoes SA	480	10,786
Gerdau SA	378,134	12,367,448
Gol Linhas Aereas Inteligentes SA	70,500	1,220,649
Investimentos Itau SA	3,669,626	23,327,112
Klabin SA	682,875	2,309,766
Lojas Americanas SA	100,000	910,650
Metalurgica Gerdau SA	148,275	6,532,131
Suzano Papel e Celullose SA	143,545	2,245,145
Tele Norte Leste Participacoes SA	180,034	4,507,504
Tele Norte Leste Participacoes SA ADR	137,000	3,429,110
Telecomunicacoes de Sao Paulo SA	548,100	15,660,926
Telemar Norte Leste SA	148,500	8,215,753
Tim Participacoes SA ADR	109,680	4,499,074
Unibanco-Uniao de Bancos Brasileiros SA	40,000	238,898
Unibanco-Uniao de Bancos Brasileiros SA GDR	46,000	6,238,520
Unibanco-Uniao de Bancos Brasileiros Units SA	1,780,960	24,116,837
Usinas Siderurgicas de Minas Gerais SA Series A	300,808	17,431,958
Usinas Siderurgicas de Minas Gerais SA Series B	487	30,815
Vivo Participacoes SA	1,148,746	6,928,750
Vivo Participacoes SA ADR	110,000	667,700
Votorantim Celulose e Papel SA	71,336	2,236,553
TOTAL PREFERRED STOCKS		374,833,257

TOTAL — BRAZIL		439,706,270

CHILE — (2.9%)
COMMON STOCKS — (2.9%)
Banco de Chile Series F ADR	52,395	2,963,985
Banco de Credito e Inversiones SA Series A	21,794	719,037
Banco Santander Chile SA ADR	295,998	15,320,856
CAP SA	116,535	3,678,164
Colbun SA	9,359,730	1,471,947
Compania Cervecerias Unidas SA ADR	115,400	3,833,588
Compania General de Electricidad SA	28,230	204,903
* Compania SudAmericana de Vapores SA	557,551	1,102,471
Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	3,375,414
CorpBanca SA	69,972,500	461,712
Distribucion y Servicio D&S SA ADR	208,828	5,389,851
Embotelladora Andina SA Series A ADR	109,600	2,084,592
Embotelladora Andina SA Series B ADR	89,100	1,782,891
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	21,778,943

2

	Empresa Nacional de Telecomunicaciones SA	113,317	$1,993,896
	Empresas CMPC SA	46,072	1,758,164
	Empresas Copec SA	298,855	5,127,172
	Enersis SA Sponsored ADR	424,303	6,691,258
	Lan Airlines SA Sponsored ADR	629,500	8,422,710
	Madeco SA Sponsored ADR	4,450	48,683
#	Masisa SA ADR	38,553	385,530
	S.A.C.I. Falabella SA	480,511	2,494,239
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	61,300	11,956,565
	Sociedad Quimica y Minera de Chile SA Sponsored ADR Class A	902	255,266
	Vina de Concha y Toro SA Sponsored ADR	67,750	2,705,935
TOTAL COMMON STOCKS			106,007,772

RIGHTS/WARRANTS — (0.0%)
*	Cia General de Electricidad SA Rights 12/13/07	3,100	—

TOTAL — CHILE			106,007,772

CHINA — (5.0%)
COMMON STOCKS — (5.0%)
* #	Air China, Ltd.	1,798,000	1,683,794
	Aluminum Corp. of China, Ltd.	28,000	54,315
	Aluminum Corp. of China, Ltd. ADR	100,300	4,884,610
* #	Angang Steel Co., Ltd.	679,640	1,782,178
* #	Anhui Conch Cement Co., Ltd.	292,000	2,248,809
* #	Bank of China, Ltd.	17,292,000	7,243,126
#	Bank of Communications Co., Ltd.	4,593,000	5,464,366
#	Beijing Capital International Airport Co., Ltd.	866,000	907,594
	Beijing Enterprises Holdings, Ltd.	252,000	1,034,879
#	Byd Co., Ltd.	229,900	430,228
	China Construction Bank Corp.	13,185,000	9,989,696
*	China COSCO Holdings Co., Ltd.	2,040,000	5,927,487
* #	China Everbright, Ltd.	348,600	797,843
*	China Insurance International Holdings Co., Ltd.	240,000	620,538
*	China Life Insurance Co., Ltd.	9,000	35,005
*	China Life Insurance Co., Ltd. ADR	94,700	5,500,176
	China Mengniu Dairy Co., Ltd.	548,000	1,478,134
#	China Merchants Holdings (International) Co., Ltd.	684,000	3,684,306
	China Mobile, Ltd.	4,500	67,435
	China Mobile, Ltd. Sponsored ADR	105,400	7,864,948
*	China National Building Material Co., Ltd.	452,000	1,415,025
* #	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	52,100	3,190,083
*	China Oilfield Services, Ltd.	946,000	1,841,001
	China Petroleum and Chemical Corp. (Sinopec)	46,000	50,103
	China Petroleum and Chemical Corp. (Sinopec) ADR	82,000	8,974,080
	China Resources Enterprise, Ltd.	754,000	2,676,825
	China Resources Power Holdings Co., Ltd.	938,000	2,329,983
	China Shenhua Energy Co., Ltd.	2,028,000	10,329,831
#	China Shipping Container Lines Co., Ltd.	2,280,550	1,011,318
*	China Shipping Development Co., Ltd.	876,000	2,709,441
*	China Southern Airlines Co., Ltd. ADR	15,500	768,800
*	China Telecom Corp., Ltd. ADR	89,000	6,533,490
	China Travel International Investment Hong Kong, Ltd.	1,382,000	744,337

3

	China Unicom, Ltd. ADR	206,500	$4,383,995
	Citic Pacific, Ltd.	699,000	3,784,195
	CNOOC, Ltd.	45,000	74,956
	CNOOC, Ltd. ADR	73,700	12,217,249
	COSCO Pacific, Ltd.	590,000	1,274,050
	Datang International Power Generation Co., Ltd.	2,106,000	1,410,258
	Denway Motors, Ltd.	2,594,000	1,311,198
*	Dongfang Electric Co., Ltd.	94,000	564,042
*	Dongfeng Motor Corp.	1,516,000	924,416
	GOME Electrical Appliances Holdings, Ltd.	955,000	2,100,159
	Guangdong Investment, Ltd.	1,182,000	623,440
* #	Guangshen Railway Co., Ltd. Sponsored ADR	13,200	425,040
#	Guangzhou R&F Properties Co., Ltd.	601,600	1,823,049
* #	Guangzhou Shipyard International Co., Ltd.	34,000	135,435
#	Hengan International Group Co., Ltd.	352,000	1,386,991
#	Hopson Development Holdings, Ltd.	258,000	429,051
* #	Huadian Power International Corp.	694,000	233,016
*	Huaneng Power International, Inc. ADR	47,600	1,547,000
*	Industrial and Commercial Bank of China (Asia), Ltd.	18,460,000	12,806,797
*	Jiangsu Express Co., Ltd.	592,000	553,300
*	Jiangxi Copper Co., Ltd.	429,000	993,805
	Lenova Group, Ltd.	1,442,000	1,000,707
*	Maanshan Iron and Steel Co., Ltd.	994,000	618,545
	Nine Dragons Paper Holdings, Ltd.	747,000	1,315,051
	PetroChina Co., Ltd. ADR	64,200	9,425,844
#	PICC Property and Casualty Co., Ltd.	1,498,000	1,570,777
	Ping An Insurance (Group) Co. of China, Ltd.	867,000	6,555,837
*	Shanghai Electric Group Co., Ltd.	1,846,000	1,306,585
	Shanghai Industrial Holdings, Ltd.	281,000	1,145,889
	Shimao Property Holdings, Ltd.	734,500	1,469,550
#	Sinofert Holdings, Ltd.	1,298,000	1,290,109
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	13,500	628,965
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	680,000	199,524
* #	Tsingtao Brewery Co., Ltd.	194,000	564,286
	Weichai Power Co., Ltd.	61,000	305,384
* #	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	21,500	1,769,235
	Zhejiang Expressway Co., Ltd.	696,000	683,353
*	Zijin Mining Group Co., Ltd.	2,290,000	3,041,865
* #	ZTE Corp.	90,000	487,376
TOTAL COMMON STOCKS			186,654,108

RIGHTS/WARRANTS — (0.0%)
*	Shanghai Industrial Holdings, Ltd. Rights 03/16/09	2,350	—

TOTAL — CHINA			186,654,108

CZECH REPUBLIC — (1.3%)
COMMON STOCKS — (1.3%)
	CEZ A.S.	381,144	28,120,343
	Komercni Banka A.S.	27,759	6,789,827
	Phillip Morris CR A.S.	954	412,912
	Telefonica 02 Czech Republic A.S.	230,085	7,211,437
*	Unipetrol A.S.	119,768	2,034,192
#	Zentiva NV	38,106	2,076,253

TOTAL — CZECH REPUBLIC			46,644,964

4

HUNGARY — (1.6%)
COMMON STOCKS — (1.6%)
	ELMU NYRT	185	$32,545
	Magyar Telekom Telecommunications P.L.C.	1,050,555	5,070,169
#	MOL Hungarian Oil & Gas NYRT	168,429	22,944,572
#	OTP Bank NYRT	471,768	19,062,907
#	Richter Gedeon NYRT	37,901	8,181,274
* #	Tiszai Vegyi Kombinat NYRT	74,964	2,447,312

TOTAL — HUNGARY			57,738,779

INDIA — (11.2%)
COMMON STOCKS — (11.2%)
	Aban Offshore, Ltd.	16,521	1,670,306
	Adani Enterprises, Ltd.	51,000	868,910
	Aditya Birla Nuvo, Ltd.	47,172	1,979,600
	Alstom Projects India, Ltd.	32,043	575,199
	Ambuja Cements, Ltd.	1,452,686	4,335,152
	Amtek Auto, Ltd.	55,615	417,304
	Apollo Hospitals Enterprise, Ltd.	21,437	261,691
*	Arvind Mills, Ltd.	90,436	109,007
	Asea Brown Boveri India, Ltd.	162,155	4,615,176
	Ashok Leyland, Ltd.	621,735	570,870
	Asian Paints (India), Ltd.	81,536	2,244,884
	Aventis Pharma, Ltd.	8,241	193,218
	Axis Bank, Ltd.	349,044	8,737,768
	Bajaj Auto, Ltd.	98,754	5,553,366
	Bajaj Hindusthan, Ltd.	49,677	301,302
*	Balrampur Chini Mills, Ltd.	41,380	94,956
	BEML, Ltd.	32,527	957,235
	Bharat Forge, Ltd.	174,384	1,245,073
	Biocon, Ltd.	87,444	958,513
	Cadila Healthcare, Ltd.	43,470	279,824
	Century Textiles & Industries, Ltd.	51,740	1,022,763
	Chennai Petroleum Corp., Ltd.	63,105	462,948
	Cipla, Ltd.	880,500	4,509,217
	Colgate-Palmolive (India), Ltd.	84,376	777,125
	Crompton Greaves, Ltd.	184,828	1,432,471
	Cummins India, Ltd.	135,892	1,123,642
	Dabur India, Ltd.	308,253	756,921
*	Dish TV India, Ltd.	304,209	454,928
	Divi’s Laboratories, Ltd.	31,510	1,069,428
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,469,625
	EIH, Ltd.	165,150	702,343
	Exide Industries, Ltd.	202,666	374,519
	Gammon India, Ltd.	46,112	561,698
	GlaxoSmithKline Pharmaceuticals, Ltd.	63,067	1,723,638
	Glenmark Pharmaceuticals, Ltd.	140,860	1,688,720
	Godrej Consumer Products, Ltd.	95,928	320,029
	Godrej Industries, Ltd.	124,636	897,143
	Great Eastern Shipping Co., Ltd.	110,304	1,128,029
	Great Offshore, Ltd.	27,576	567,448

5

	HCL Infosystems, Ltd.	86,934	$452,956
	HCL Technologies, Ltd.	504,326	3,441,548
	HDFC Bank, Ltd.	386,733	13,821,382
	Hero Honda Motors, Ltd. Series B	243,623	4,592,191
	Hindustan Construction Co., Ltd.	40,914	166,538
	Hindustan Unilever, Ltd.	2,562,524	14,387,648
	ICICI Bank Sponsored ADR	629,447	32,630,532
	India Cements, Ltd.	94,232	484,351
	Indiabulls Financial Services, Ltd.	189,195	2,853,663
*	Indiabulls Sec	189,195	570,445
	Indian Hotels Co., Ltd.	644,960	1,997,352
	Industrial Development Bank of India, Ltd.	678,674	1,971,482
	Infosys Technologies, Ltd.	657,429	25,074,801
	ITC, Ltd.	3,899,423	19,408,654
	IVRCL Infrastructures & Projects, Ltd.	61,336	707,831
	Jaiprakash Associates, Ltd.	522,020	3,423,167
	Jammu & Kashmir Bank, Ltd.	20,547	357,643
	Jet Airways (India), Ltd.	19,348	349,576
	Jindal Steel & Power, Ltd.	104,510	5,907,884
	JSW Steel, Ltd.	106,526	2,788,764
	Jubilant Organosys, Ltd.	95,560	845,427
	Lakshmi Machine Works, Ltd.	3,903	196,155
	Larsen & Toubro, Ltd.	216,588	18,804,810
	Lupin, Ltd.	65,216	891,570
	Madras Cements, Ltd.	4,361	389,190
	Mahindra & Mahindra, Ltd.	267,561	4,555,928
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	1,788,685
	Maruti Suzuki India, Ltd.	162,177	3,463,030
*	Matrix Laboratories, Ltd.	95,511	450,668
	Moser Baer (India), Ltd.	88,443	384,062
	Motor Industries Co., Ltd.	24,968	2,364,982
	Nagarjuna Construction Co., Ltd.	37,276	248,685
	Nicholas Piramal India, Ltd.	76,008	510,561
	Nirma, Ltd.	91,336	415,560
*	NPIL Research & Development	7,600	—
	Pantaloon Retail India, Ltd.	58,580	757,505
	Patni Computer Systems, Ltd.	116,382	686,790
	Petronet LNG, Ltd.	97,953	177,451
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	203,311
	Ranbaxy Laboratories, Ltd.	411,794	4,544,584
	Raymond, Ltd.	35,367	297,298
	Reliance Capital, Ltd.	86,097	3,846,523
	Reliance Communications, Ltd.	1,071,955	15,186,012
	Reliance Energy, Ltd.	191,590	7,387,323
	Reliance Industries, Ltd.	1,030,847	62,714,712
*	Reliance Natural Resources, Ltd.	1,721,955	5,610,421
	Satyam Computer Services, Ltd.	772,898	8,262,808
	Sesa GOA, Ltd.	26,750	2,286,232
	Shree Cement, Ltd.	12,572	374,710
	Siemens India, Ltd.	255,806	5,151,959
	Sterling Biotech, Ltd.	83,096	314,348
*	Sterlite Industries (India), Ltd. Series A	431,495	8,899,150
*	Sun Pharma Advanced Research Co., Ltd.	162,432	389,717
	Sun Pharmaceuticals Industries, Ltd.	162,432	4,911,043
	Tata Chemicals, Ltd.	130,261	1,053,613

6

	Tata Communications, Ltd.	155,496	$1,709,353
	Tata Consultancy Services, Ltd.	378,487	8,179,937
	Tata Motors, Ltd.	408,049	7,033,006
	Tata Power Co., Ltd.	170,018	5,825,610
	Tata Steel, Ltd. (6101156)	533,336	10,530,589
*	Tata Steel, Ltd. (B28Z5L6)	533,337	1,780,567
	Tata Tea, Ltd.	41,503	839,799
*	Tata Teleservices Maharashtra, Ltd.	1,648,110	1,421,149
	Thermax, Ltd.	46,429	758,100
	Titan Industries, Ltd.	21,191	569,424
	TVS Motor Co., Ltd.	33,921	36,260
	Unitech, Ltd.	343,920	3,034,064
	United Phosphorus, Ltd.	69,388	571,986
	United Spirits, Ltd.	55,453	2,309,628
	Wipro, Ltd.	440,456	4,721,130
*	Wire & Wireless India, Ltd.	264,530	309,851
	Wockhardt, Ltd.	38,730	320,374
	Zee Entertainment Enterprises, Ltd.	529,060	3,142,379
*	Zee News, Ltd.	239,188	301,801
TOTAL COMMON STOCKS			415,160,227

RIGHTS/WARRANTS — (0.0%)
*	Indian Hotels Co., Ltd. Rights 03/28/08 (CH3342167)	128,992	178,265
*	Indian Hotels Co., Ltd. Rights 03/28/08 (RBIFRT61)	64,496	—
TOTAL RIGHTS/WARRANTS			178,265

TOTAL — INDIA			415,338,492

INDONESIA — (2.2%)
COMMON STOCKS — (2.2%)
	PT Astra Agro Lestari Tbk	456,500	1,555,954
	PT Astra International Tbk	6,034,461	18,106,434
	PT Bank Central Asia Tbk	15,260,000	5,893,422
	PT Bank Danamon Indonesia Tbk	2,896,000	2,384,545
*	PT Bank Pan Indonesia Tbk	280,000	19,537
	PT Bumi Resources Tbk	4,150,000	3,424,035
	PT Global Mediacom Tbk	1,100,000	105,778
	PT Gudang Garam Tbk	1,962,000	1,692,064
	PT Indocement Tunggal Prakarsa Tbk	1,210,000	983,610
	PT Indofood Sukses Makmur Tbk	7,143,500	2,239,577
	PT Indosat Tbk	7,165,500	5,255,574
	PT International Nickel Indonesia Tbk	3,310,000	3,370,732
	PT Kalbe Farma Tbk	4,300,000	489,789
	PT Lippo Karawaci Tbk	229,385	18,302
	PT Medco Energi International Tbk	2,396,000	1,059,242
*	PT Panasia Indosyntec Tbk	75,100	3,728
	PT Semen Gresik Tbk	4,579,000	2,610,896
	PT Telekomunikasi Indonesia Tbk	24,537,640	25,974,498
	PT Unilever Indonesia Tbk	5,752,500	4,245,358
	PT United Tractors Tbk	2,206,000	3,155,325

TOTAL — INDONESIA			82,588,400

7

ISRAEL — (4.0%)
COMMON STOCKS — (4.0%)
	Africa-Israel Investments, Ltd.	31,387	$2,003,143
	Bank Hapoalim B.M.	2,309,640	9,868,454
	Bank Leumi Le-Israel	2,521,861	11,586,909
	Bezeq Israeli Telecommunication Corp., Ltd.	3,036,759	5,580,651
	Clal Industries, Ltd.	215,443	1,065,747
	Clal Insurance Enterprise Holdings, Ltd.	42,165	921,115
	Delek Automotive Systems, Ltd.	11,121	159,482
	Delek Group, Ltd.	4,584	737,131
	Discount Investment Corp.	66,100	1,719,381
	Elbit Systems, Ltd.	56,043	3,124,871
*	First International Bank of Israel, Ltd. (6123804)	205,277	503,440
*	First International Bank of Israel, Ltd. (6123815)	48,660	586,709
	IDB Development Corp., Ltd. Series A	55,655	1,691,082
	IDB Holding Corp., Ltd.	36,578	1,081,144
	Israel Chemicals, Ltd.	1,410,154	19,140,793
	Koor Industries, Ltd.	22,390	1,578,232
*	Makhteshim-Agan Industries, Ltd.	843,283	7,028,986
	Migdal Insurance Holdings, Ltd.	600,593	902,258
*	NICE Systems, Ltd. Sponsored ADR	78,714	2,540,888
	Ormat Industries, Ltd.	113,997	1,478,397
	Osem Investment, Ltd.	94,181	1,072,136
	Partner Communications Co., Ltd.	124,006	2,606,064
*	Strauss Group, Ltd.	55,697	780,410
	Teva Pharmaceutical Industries, Ltd.	46,855	2,288,106
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	64,871,767
	United Mizrahi Bank, Ltd.	362,875	2,755,096

TOTAL — ISRAEL			147,672,392

MALAYSIA — (4.8%)
COMMON STOCKS — (4.8%)
	Affin Holdings Berhad	747,600	518,604
*	Airasia Berhad	1,839,000	890,095
	Alliance Financial Group Berhad	1,164,400	1,033,643
	AMMB Holdings Berhad	2,636,359	3,031,735
	Asiatic Development Berhad	573,300	1,648,091
	Batu Kawan Berhad	170,000	599,206
	Berjaya Sports Toto Berhad	1,248,800	1,995,815
	Boustead Holdings Berhad	542,900	833,727
	British American Tobacco Berhad	295,300	3,955,026
	Bumiputra-Commerce Asset Holdings Berhad	4,541,727	14,726,963
	Digi.Com Berhad	767,162	5,701,374
	EON Capital Berhad	507,100	792,691
	Fraser & Neave Holdings Berhad	61,000	148,438
	Gamuda Berhad	2,662,000	3,236,550
	Genting Berhad	3,486,500	7,375,168
	Hong Leong Bank Berhad	1,339,550	2,325,581
	Hong Leong Financial Group Berhad	638,429	924,406
	IGB Corp. Berhad	917,900	543,683
	IJM Corp. Berhad	994,800	2,233,666
	IOI Corp. Berhad	5,861,295	14,578,237
	IOI Properties Berhad	151,300	600,072
	KLCC Property Holdings Berhad	778,600	766,885
	KNM Group Berhad	1,052,500	1,979,901

8

	Kuala Lumpur Kepong Berhad	1,120,500	$6,425,792
	Lafarge Malayan Cement Berhad	626,280	1,008,274
	Magnum Corp. Berhad	1,487,600	1,543,367
	Malayan Banking Berhad	4,334,375	12,234,952
*	Malaysian Airlines System Berhad	990,467	1,265,622
	Malaysian Bulk Carriers Berhad	437,200	555,965
	Malaysian Pacific Industries Berhad	160,400	443,567
	MISC Berhad	3,003,132	8,218,652
	MMC Corp. Berhad	1,657,400	1,945,006
	Nestle (Malaysia) Berhad	229,200	1,882,577
	Oriental Holdings Berhad	241,300	433,141
*	Parkson Holdings Berhad	479,050	1,154,694
	Petronas Dagangan Berhad	747,900	1,952,496
	Petronas Gas Berhad	1,304,200	4,092,027
	Plus Expressways Berhad	3,046,800	2,952,539
*	Pos Malaysia & Services Holdings Berhad	227,300	142,488
	PPB Group Berhad	1,159,200	3,878,079
	Public Bank Berhad	1,550,201	5,091,684
	Resorts World Berhad	5,603,500	6,480,912
	RHB Capital Berhad	525,900	806,760
	Sarawak Energy Berhad	430,200	280,567
	Shell Refining Co. Federation of Malaysia Berhad	227,000	783,954
*	Sime Darby Berhad	3,961,909	14,386,650
	SP Setia Berhad	1,245,450	1,915,297
	Star Publications (Malaysia) Berhad	485,600	530,084
	Telekom Malaysia Berhad	2,832,800	10,000,694
	Tenaga Nasional Berhad	3,262,000	9,152,502
*	Transmile Group Berhad	164,000	93,133
	UEM World Berhad	911,300	977,925
	UMW Holdings Berhad	729,066	1,586,215
	United Plantations Berhad	12,600	55,860
	YTL Corp. Berhad	1,578,966	3,768,478
	YTL Power International Berhad	3,372,332	2,655,870
	Zelan Berhad	353,400	364,070

TOTAL — MALAYSIA			179,499,450

MEXICO — (8.6%)
COMMON STOCKS — (8.6%)
#	Alfa S.A.B. de C.V. Series A	640,590	4,007,426
	America Movil S.A.B. de C.V. Series L	25,236,559	76,298,766
	America Movil S.A.B. de C.V. Series L ADR	376,240	22,747,470
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	2,332,871	10,209,306
#	Cementos de Mexico S.A.B de C.V. Series B	4,347,633	11,934,679
	Cemex S.A.B. de C.V. Sponsored ADR	771,224	21,247,221
#	Coca-Cola Femsa S.A.B. de C.V. Series L	939,600	4,936,629
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	87,127	204,191
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	806
	Corporativo Fragua S.A.B. de C.V. Series B	21	236
*	Desc S.A. de C.V. Series B	123,968	114,592
* #	Dine S.A.B. de C.V.	123,968	120,958
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,500	1,901,961
	Embotelladora Arca S.A.B. de C.V., Mexico	334,100	1,310,196
* #	Empresas ICA S.A.B. de C.V.	103,950	625,641

9

#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	$9,070,286
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	127,643	5,105,720
	Gruma S.A.B. de C.V. Series B	90,406	260,582
#	Grupo Carso S.A.B. de C.V. Series A-1	1,913,532	8,397,386
	Grupo Continental S.A.B. de C.V.	358,600	887,292
#	Grupo Elektra S.A. de C.V.	126,080	2,943,044
#	Grupo Financiero Banorte S.A.B. de C.V.	2,275,936	9,456,503
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,667,088	6,898,071
*	Grupo Gigante S.A.B. de C.V. Series B	117,282	239,711
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	961,100	5,204,837
#	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	211,681
	Grupo Mexico S.A.B. de C.V. Series B	2,792,574	19,425,468
#	Grupo Modelo S.A.B. de C.V. Series C	1,756,600	8,035,092
	Grupo Nutrisa S.A. de C.V.	129	134
*	Grupo Qumma S.A. de C.V. Series B	1,591	27
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	9,361,032
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	7,174,200
* #	Impulsora Del Desarrollo Y El Empleo en America Latina, S.A. de C.V.	3,161,776	4,076,949
#	Industrias Penoles S.A.B. de C.V.	324,600	7,577,031
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	980,200	4,048,015
#	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	5,295,490
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	7,300
*	Savia S.A. de C.V.	120,000	8,964
	Telefonos de Mexico S.A. de C.V. Series A	200,000	336,134
#	Telefonos de Mexico S.A.B. de C.V.	12,016,800	20,005,560
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	1,002,640
#	Vitro S.A.B. de C.V.	147,450	254,699
#	Wal-Mart de Mexico SAB de C.V. Series V	7,283,165	26,548,530

TOTAL — MEXICO			317,492,456

PHILIPPINES — (0.9%)
COMMON STOCKS — (0.9%)
	Aboitiz Equity Ventures, Inc.	3,075,000	523,939
	Ayala Corp. Series A	395,778	4,168,548
	Ayala Land, Inc.	15,145,418	4,304,019
*	Banco de Oro-EPCI, Inc.	1,818,808	2,346,984
	Bank of the Philippine Islands	3,533,947	4,769,943
*	Filipina Water Bottling Corp.	2,006,957	—
	International Container Terminal Services, Inc.	270,000	219,803
	Metro Bank & Trust Co.	1,587,735	1,630,472
	Petron Corp.	4,690,000	702,334
	Philippine Long Distance Telephone Co.	147,400	10,400,307
*	Pilipino Telephone Corp.	876,000	149,048
	SM Prime Holdings, Inc.	11,376,168	2,566,076
	Universal Robina Corp.	197,900	68,849

TOTAL — PHILIPPINES			31,850,322

POLAND — (1.8%)
COMMON STOCKS — (1.8%)
	Agora SA	98,779	1,850,447
	Bank Millennium SA	1,060,975	3,384,256

10

	Bank Pekao SA	260,827	$19,565,873
	Bank Przemyslowo Handlowy BPH SA	31,526	1,157,740
	Bank Zackodni WBK SA	70,914	5,242,160
*	Bioton SA	622,844	275,143
	Browary Zywiec SA	14,585	3,849,018
*	Cersanit SA	172,287	1,947,871
*	Getin Holdings SA	473,375	2,332,592
	Grupa Lotos SA	79,817	1,155,421
	Kredyt Bank SA	197,082	1,757,514
	Mondi Packaging Paper Swiecie SA	77,963	1,684,764
*	Netia Holdings SA	390,681	667,171
*	PBG SA	3,132	426,793
*	Polski Koncern Naftowy Orlen SA	472,958	8,023,164
	Telekomunikacja Polska SA	1,112,400	10,362,880
	TVN SA	205,099	1,973,771
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	219	73,420

TOTAL — POLAND			65,729,998

SOUTH AFRICA — (10.0%)
COMMON STOCKS — (10.0%)
	ABSA Group, Ltd.	500,878	7,089,776
#	African Bank Investments, Ltd.	733,060	2,887,879
	African Oxygen, Ltd.	354,545	1,311,544
	African Rainbow Minerals, Ltd.	184,031	4,750,019
	Anglo American Platinum Corp., Ltd.	144,856	22,706,297
#	AngloGold Ashanti, Ltd.	402,684	14,386,906
	ArcelorMittal South Africa, Ltd.	573,955	13,611,110
	Aspen Pharmacare Holdings, Ltd.	430,278	1,697,480
#	Aveng, Ltd.	571,523	4,492,423
	Barloworld, Ltd.	325,200	3,915,833
	Bidvest Group, Ltd.	429,926	6,339,863
	Discovery Holdings, Ltd.	871,014	3,020,274
	Exxaro Resources, Ltd.	114,491	1,479,172
	FirstRand, Ltd.	6,481,316	15,338,693
	Foschini, Ltd.	316,406	1,670,684
*	Freeworld Coatings, Ltd.	325,200	406,516
	Gold Fields, Ltd.	306,889	4,286,625
	Gold Fields, Ltd. Sponsored ADR	442,200	6,274,818
*	Harmony Gold Mining Co., Ltd.	416,418	5,058,558
	Impala Platinum Holdings, Ltd.	749,481	31,014,089
	Imperial Holdings, Ltd.	289,896	2,932,603
	Investec, Ltd.	276,298	2,096,088
	JD Group, Ltd.	238,923	1,287,942
	Kumba Iron Ore, Ltd.	132,643	5,637,471
#	Liberty Group, Ltd.	320,405	3,106,212
	Massmart Holdings, Ltd.	311,299	2,847,775
	MTN Group, Ltd.	2,592,990	40,604,384
	Murray & Roberts Holdings, Ltd.	426,289	5,332,888
	Nampak, Ltd.	796,643	1,865,156
	Naspers, Ltd. Series N	585,271	11,077,194
	Nedbank Group, Ltd.	565,855	8,346,201
	Network Healthcare Holdings, Ltd.	2,027,252	2,473,561
	Pick’n Pay Stores, Ltd.	654,640	2,589,843
	Pretoria Portland Cement Co., Ltd.	1,021,327	5,545,580

11

	Reunert, Ltd.	272,528	$1,986,694
	Sanlam, Ltd.	3,763,590	8,944,083
	Sappi, Ltd.	243,332	3,007,659
	Sappi, Ltd. Sponsored ADR	99,500	1,223,850
	Sasol, Ltd. Sponsored ADR	1,029,100	52,700,211
	Shoprite Holdings, Ltd.	702,735	3,625,328
	Standard Bank Group, Ltd.	1,891,617	23,608,075
	Steinhoff International Holdings, Ltd.	1,363,005	3,130,472
	Sun International, Ltd.	138,020	2,295,359
	Telkom South Africa, Ltd.	710,238	12,664,665
	Tiger Brands, Ltd.	253,166	4,506,179
	Truworths International, Ltd.	711,817	2,398,498
#	Woolworths Holdings, Ltd.	1,313,650	2,077,761

TOTAL — SOUTH AFRICA			369,650,291

SOUTH KOREA — (9.8%)
COMMON STOCKS — (9.8%)
#	Amorepacific Corp.	3,527	2,195,675
#	Cheil Industrial, Inc.	20,690	928,062
*	CJ Cheiljedang Corp.	3,287	939,843
	Daegu Bank Co., Ltd.	58,240	796,620
	Daelim Industrial Co., Ltd.	18,800	2,925,426
#	Daewoo Engineering & Construction Co., Ltd.	256,578	5,492,108
#	Daewoo International Corp.	45,870	1,731,666
#	Daewoo Securities Co., Ltd.	103,195	2,529,081
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	5,607,394
	DC Chemical Co., Ltd.	6,626	2,371,160
	Dong Bu Insurance Co., Ltd.	22,580	894,011
* #	Doosan Corp.	8,040	1,540,588
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	4,181,581
#	Doosan Infracore Co., Ltd.	97,520	3,035,216
	GS Engineering & Construction Corp.	27,320	4,179,462
	GS Holdings Corp.	42,945	2,082,045
	Hana Financial Group, Inc.	112,261	4,981,356
	Hanjin Heavy Industries and Construction Co., Ltd.	15,169	929,299
#	Hanjin Shipping Co., Ltd.	5,822	220,370
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,285,023
*	Hanwha Chemical Corp.	8,050	147,584
	Hanwha Corp.	22,240	1,352,757
	Hite Brewery Co., Ltd.	13,530	1,681,498
*	Honam Petrochemical Corp.	1,553	151,034
* #	Hynix Semiconductor, Inc.	118,050	3,035,699
#	Hyundai Department Store Co., Ltd.	7,630	717,532
	Hyundai Development Co.	37,270	2,657,786
#	Hyundai Heavy Industries Co., Ltd.	49,890	19,757,450
* #	Hyundai Merchant Marine Co., Ltd.	24,600	1,030,241
	Hyundai Mipo Dockyard Co., Ltd.	6,322	1,778,931
	Hyundai Mobis	53,070	4,073,600
#	Hyundai Motor Co., Ltd.	122,979	8,622,934
#	Hyundai Securities Co., Ltd.	46,721	816,712
#	Hyundai Steel Co.	58,560	4,530,699
*	Kangwon Land, Inc.	150,410	3,292,756
#	KCC Corp.	7,410	4,368,719
* #	Kia Motors Corp.	263,640	2,696,034

12

	Kookmin Bank	161,175	$9,933,148
*	Kookmin Bank Sponsored ADR	117,300	7,182,279
	Korea Electric Power Corp.	295,290	10,346,290
	Korea Exchange Bank	200,200	2,799,574
	Korea Gas Corp.	47,100	3,513,182
	Korea Investment Holdings Co., Ltd.	23,530	1,276,557
	Korea Zinc Co., Ltd.	4,366	659,216
	Korean Air Co., Ltd.	3,896	294,360
#	KT Corp.	195,930	9,633,492
*	KT Freetel, Ltd.	47,030	1,226,568
	KT&G Corp.	103,590	8,546,840
#	Kumho Industrial Co., Ltd.	10,764	522,810
	LG Chemical, Ltd.	36,776	3,073,764
#	LG Corp.	136,225	9,474,680
	LG Electronics, Inc.	88,910	9,575,919
#	LG Household & Healthcare Co., Ltd.	5,120	931,177
#	LG Phillips LCD Co., Ltd.	106,110	5,041,242
*	Lotte Confectionary Co., Ltd.	350	512,927
	LS Cable, Ltd.	8,728	824,932
#	POSCO	46,060	25,334,059
#	POSCO ADR	73,100	9,890,430
	Pusan Bank	73,990	979,116
	S1 Corp.	3,130	166,198
	Samsung Corp.	77,520	4,729,069
#	Samsung Electro-Mechanics Co., Ltd.	37,767	1,740,609
	Samsung Electronics Co., Ltd.	97,139	56,940,187
	Samsung Engineering Co., Ltd.	16,857	1,759,238
	Samsung Fire and Marine Insurance, Ltd.	27,229	5,382,422
#	Samsung Heavy Industries Co., Ltd.	126,000	4,176,886
* #	Samsung SDI Co., Ltd.	24,812	1,729,928
#	Samsung Securities Co., Ltd.	33,780	2,345,588
#	Samsung Techwin Co., Ltd.	28,393	1,449,802
	Shinhan Financial Group Co., Ltd.	190,952	10,286,357
*	Shinhan Financial Group Co., Ltd. ADR	19,900	2,112,186
#	Shinsegae Co., Ltd.	10,460	6,494,852
	SK Co., Ltd.	21,194	3,766,601
	SK Energy Co., Ltd.	51,889	7,045,133
* #	SK Networks Co., Ltd.	111,390	2,211,217
	SK Telecom Co., Ltd.	56,085	11,400,244
	S-Oil Corp.	47,310	3,342,788
* #	STX Corp.	11,280	741,440
* #	STX Shipbuilding Co., Ltd.	23,910	944,525
	Woongjin Coway Co., Ltd.	13,260	445,531
#	Woori Investment & Securities Co., Ltd.	67,386	1,528,668

TOTAL — SOUTH KOREA			361,869,983

TAIWAN — (9.3%)
COMMON STOCKS — (9.3%)
	Acer, Inc.	1,935,463	3,511,535
	Advanced Semiconductor Engineering, Inc.	2,906,808	2,664,962
	Advanced Semiconductor Engineering, Inc. ADR	151,600	700,392
	Advantech Co., Ltd.	336,427	776,827
	Asia Cement Corp.	2,245,937	3,687,303
	Asustek Computer, Inc.	2,693,723	7,436,688

13

	AU Optronics Corp.	5,013,298	$9,562,308
	AU Optronics Corp. Sponsored ADR	227,796	4,346,348
	Catcher Co., Ltd.	249,116	923,926
	Cathay Financial Holdings Co., Ltd.	8,465,487	21,210,607
	Cathay Real Estate Development Co., Ltd.	692,000	458,122
	Chang Hwa Commercial Bank	3,763,796	2,351,526
	Cheng Shin Rubber Industry Co., Ltd.	852,799	1,569,461
	Cheng Uei Precision Industry Co., Ltd.	225,390	513,261
	Chi Mei Optoelectronic Corp.	4,619,528	6,076,143
	China Airlines	2,565,981	1,383,469
	China Development Financial Holding Corp.	8,525,392	3,490,990
	China Motor Co., Ltd.	1,190,196	891,017
	China Steel Corp.	8,142,745	12,030,778
*	Chinatrust Financial Holdings Co., Ltd.	6,124,283	5,475,162
*	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,910,999
*	CMC Magnetics Corp.	2,482,400	801,869
	Compal Communications, Inc.	270,270	504,715
	Compal Electronics, Inc.	2,763,112	2,490,337
	Delta Electronics Industrial Co., Ltd.	1,637,090	4,656,303
	D-Link Corp.	450,432	715,608
*	E.Sun Financial Holding Co., Ltd.	2,185,070	1,256,214
	Epistar Corp.	331,097	991,309
	Eternal Chemical Co., Ltd.	404,400	445,383
*	Eva Airways Corp.	2,660,444	1,460,210
	Evergreen Marine Corp., Ltd.	2,253,869	1,842,073
	Everlight Electronics Co., Ltd.	113,291	417,714
	Far East Textile, Ltd.	4,125,344	6,721,170
	Far Eastern Department Stores, Ltd.	110,000	201,165
*	Far Eastern International Bank	235,841	79,386
	First Financial Holding Co., Ltd.	5,023,209	4,484,457
	Formosa Chemicals & Fiber Co., Ltd.	5,426,141	13,186,427
	Formosa Plastics Corp.	4,721,167	12,726,779
	Formosa Taffeta Co., Ltd.	484,000	480,824
	Foxconn Technology Co., Ltd.	546,086	3,562,572
	Fubon Financial Holding Co., Ltd.	7,768,052	8,454,119
	High Tech Computer Corp.	386,227	7,973,159
	Hon Hai Precision Industry Co., Ltd.	5,183,007	30,922,443
	Hotai Motor Co., Ltd.	387,000	1,093,030
	Hua Nan Financial Holding Co., Ltd.	5,737,122	4,531,445
	Inventec Corp.	1,500,193	866,905
	Kinsus Interconnect Technology Corp.	210,100	547,992
	Largan Precision Co., Ltd.	81,855	882,355
	Lite-On Technology Corp.	1,438,205	1,964,637
* #	Macronix International ADR	9,399	43,020
	Macronix International Co., Ltd.	1,261,795	558,028
	Media Tek, Inc.	867,386	9,728,180
	Mega Financial Holding Co., Ltd.	9,477,535	6,767,607
	Mitac International Corp.	1,082,013	927,603
	Nan Ya Plastic Corp.	6,878,218	16,198,548
	Nanya Technology Co., Ltd.	3,664,634	2,109,430
*	Pacific Electric Wire & Cable Corp.	233,200	3,922
	Pan-International Industrial Corp.	196,525	352,451
	Phoenix Precision Technology Corp.	867	590
	Pou Chen Corp.	1,737,978	1,514,753
	President Chain Store Corp.	776,260	2,639,247

14

*	Qisda Corp.	1,183,990	$1,103,385
	Quanta Computer, Inc.	3,113,430	4,081,553
	Realtek Semiconductor Corp.	269,396	798,114
	Richtek Technology Corp.	69,000	608,850
	Shin Kong Financial Holding Co., Ltd.	3,336,660	2,396,026
	Siliconware Precision Industries Co., Ltd.	2,324,084	3,787,336
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	500	4,090
	SinoPac Holdings Co., Ltd.	4,399,033	1,903,189
	Sunplus Technology Co., Ltd.	240,591	268,709
	Synnex Technology International Corp.	700,331	1,716,181
*	Taishin Financial Holdings Co., Ltd.	3,774,225	1,756,022
*	Taiwan Business Bank	2,272,325	728,292
	Taiwan Cement Corp.	2,391,976	4,255,497
	Taiwan Cooperative Bank	1,263,160	1,047,769
	Taiwan Glass Industrial Corp.	1,176,915	1,370,878
	Taiwan Life Insurance Co., Ltd	242,000	405,532
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,163,693	43,297,743
*	Tatung Co., Ltd.	2,839,000	1,663,287
	Teco Electric & Machinery Co., Ltd.	250,000	140,747
	Transcend Information, Inc.	203,999	563,814
	Tung Ho Steel Enterprise Corp.	503,000	796,888
	U-Ming Marine Transport Corp.	648,860	1,784,024
	Uni-President Enterprises Corp.	2,663,801	3,824,064
	United Microelectronics Corp.	12,019,754	7,134,481
*	Via Technologies, Inc.	813,000	497,031
	Walsin Lihwa Corp.	2,278,539	1,091,932
	Wan Hai Lines Co., Ltd.	1,625,914	1,380,727
	Winbond Electronics Corp.	3,308,000	906,509
	Wintek Corp.	747,438	729,669
	Wistron Corp.	1,031,020	1,702,592
*	Ya Hsin Industrial Co., Ltd.	738,018	—
	Yageo Corp.	613,000	186,431
	Yang Ming Marine Transport Corp.	2,041,069	1,346,229
*	Yuanta Financial Holding Co., Ltd.	1,526,885	1,338,617
	Yulon Motor Co., Ltd.	1,239,250	1,674,545
	Zyxel Communication Corp.	315,070	343,366
TOTAL COMMON STOCKS			342,709,922

RIGHTS/WARRANTS — (0.0%)
*	Shin Kong Financial Holding Co., Ltd. Rights 03/27/08	184,885	24,221

TOTAL — TAIWAN			342,734,143

THAILAND — (1.8%)
COMMON STOCKS — (1.8%)
	Advance Info Service PCL (Foreign)	2,764,500	9,222,319
	Bangkok Bank PCL (Foreign)	650,000	2,746,624
#	Bangkok Bank PCL (Foreign) NVDR	1,256,200	5,188,435
#	Bangkok Dusit Medical Services PCL (Foreign)	586,600	624,340
	Bangkok Expressway PCL (Foreign)	250,000	173,948
#	Bank of Ayudhya PCL (Foreign) NVDR (6075949)	2,779,900	2,252,183
*	Bank of Ayudhya PCL (Foreign) NVDR (6359933)	258,000	202,465
	Banpu Coal, Ltd.	24,100	367,530
	Banpu PCL (Foreign)	132,000	2,013,026

15

	BEC World PCL (Foreign)	1,992,000	$1,740,429
	Big C Supercenter PCL (Foreign) NVDR	25,000	36,736
#	Bumrungrad Hospital PCL (Foreign)	297,000	349,134
	C.P. Seven Eleven PCL (Foreign)	2,614,700	913,795
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,547,600	485,643
	Central Pattana PCL (Foreign)	888,500	818,634
	Charoen Pokphand Foods PCL (Foreign)	7,587,100	1,113,659
	Delta Electronics (Thailand) PCL (Foreign)	1,293,510	953,437
	Hana Microelectronics PCL (Foreign)	387,400	233,855
*	Italian-Thai Development PCL	1,617,400	465,051
	Kasikornbank PCL (Foreign)	1,860,300	5,289,813
	Kasikornbank PCL (Foreign) NVDR	164,500	459,921
#	Krung Thai Bank PCL (Foreign)	10,520,070	3,576,322
	Land & Houses PCL (Foreign)	2,130,310	615,912
	Land and Houses PCL (Foreign) NVDR	3,647,800	979,314
	Precious Shipping PCL	559,500	497,728
	Precious Shipping PCL (Foreign) NVDR	320,400	285,026
*	PTT Aromatics & Refining PCL (Foreign)	1,381,437	1,854,351
	PTT Chemical PCL (Foreign)	851,560	3,192,505
	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,458,000	2,038,189
	Sahaviriya Steel Industries PCL (Foreign)	1,694,000	48,977
#	Siam Cement PCL (Foreign) (6609906)	270,000	1,852,899
#	Siam Cement PCL (Foreign) (6806387)	257,213	1,961,275
	Siam Commercial Bank PCL (Foreign)	1,784,166	4,959,953
	Siam Makro PCL (Foreign)	112,500	352,065
	Thai Oil PCL (Foreign)	1,175,600	2,950,672
#	Thai Union Frozen Products PCL (Foreign)	1,352,020	876,289
	Thanachart Capital PCL (Foreign)	890,550	435,726
	The Siam Cement PCL (Foreign)	377,100	2,587,882
#	Thoresen Thai Agencies PCL (Foreign)	276,000	420,905
*	TMB Bank PCL (Foreign)	22,454,501	941,698
*	True Corp. PCL (Foreign)	3,537,200	606,859
TOTAL COMMON STOCKS			66,685,524

RIGHTS/WARRANTS — (0.0%)
*	True Corp. PCL (Foreign) Rights 03/31/08	1,444,563	—

TOTAL — THAILAND			66,685,524

TURKEY — (2.7%)
COMMON STOCKS — (2.7%)
	Akbank T.A.S.	2,662,780	14,095,778
	Akcansa Cimento Sanayi ve Ticaret A.S.	72,188	333,261
	Aksigorta A.S.	177,399	880,671
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	690,222	7,609,222
	Arcelik A.S	289,702	1,631,420
*	Dogan Sirketler Grubu Holding A.S.	1,473,018	1,853,365
*	Dogan Yayin Holding A.S.	551,734	1,394,570
	Enka Insaat ve Sanayi A.S.	565,775	8,512,641
	Eregli Demir ve Celik Fabrikalari Turk A.S.	706,316	4,966,511
	Ford Otomotiv Sanayi A.S.	226,033	2,129,823
*	Koc Holding A.S. Series B	1,029,108	3,875,777
	Migros Turk A.S.	120,891	1,899,880
	Tofas Turk Otomobil Fabrikasi A.S.	94,800	433,585

16

	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	$7,349,493
*	Turk Ekonomi Bankasi A.S.	202,536	323,149
	Turk Sise ve Cam Fabrikalari A.S.	1,020,678	1,570,189
	Turkcell Iletisim Hizmetleri A.S.	257,680	2,545,980
	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	3,698,718
	Turkiye Garanti Bankasi A.S.	2,676,148	15,871,036
	Turkiye Is Bankasi A.S.	2,860,249	13,119,261
*	Yapi ve Kredi Bankasi A.S.	2,116,764	4,784,631

TOTAL — TURKEY			98,878,961

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $9,655,000 FNMA 6.50%, 08/01/36, valued at $8,422,013) to be repurchased at $8,296,032	$8,294	8,294,000

SECURITIES LENDING COLLATERAL — (9.7%)
@ Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $104,904,171 FHLMC 4.725%(r), 09/01/35 & FNMA 5.900%, 08/01/37 & 6.000%, 10/01/37, valued at $102,000,000) to be repurchased at $100,026,500	100,000	100,000,000
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $326,855,872 FHLMC, rates ranging from 4.757%(r) to 6.500%, maturities ranging from 06/01/35 to 01/01/38; FNMA, rates ranging from 4.554%(r) to 6.017%(r), maturities ranging from 11/01/33 to 11/01/46; & GNMA 7.000%, 09/15/37, valued at $263,964,736) to be repurchased at $258,857,535	258,789	258,788,956
TOTAL SECURITIES LENDING COLLATERAL		358,788,956

TOTAL INVESTMENTS - (100.0%)
(Cost $2,051,049,078) ##		$3,696,830,733

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,223,059,441
Level 2 – Other Significant Observable Inputs	2,473,771,292
Level 3 – Significant Unobservable Inputs	—
Total	$3,696,830,733

17

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	1,007	$1,374
	Banco Macro SA	213,986	510,914
*	Capex SA Series A	26,370	196,242
*	Carboclor SA	50,662	25,763
*	Celulosa Argentina SA Series B	8,473	13,742
*	Central Puerto SA Series B	61,000	111,597
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	349,720
	Dycasa SA Series B	23,052	32,523
*	Endesa Costanera SA Series B	50,000	65,891
	Ferrum SA de Ceramica y Metalurgica Series B	36,599	46,530
	Fiplasto SA	21,500	12,667
*	Grupo Estrella SA Series B	30,460	10,484
	Importadora y Exportadora de la Patagonia Series B	24,999	209,681
	Introductora de Buenos Aires SA Series A	9,832	4,390
*	IRSA Inversiones y Representaciones SA	379,635	517,952
*	Juan Minetti SA	131,531	95,844
	Ledesma S.A.A.I.	387,128	657,817
*	MetroGas SA Series B	90,000	35,163
*	Polledo SA Industria Constructora y FinancierA	88,891	16,924
	Solvay Indupa S.A.I.C.	440,500	740,313
TOTAL COMMON STOCKS			3,655,531

RIGHTS/WARRANTS — (0.0%)
*	Cresud SA Comercial Industrial Financiera y Agropecuaria Rights 03/18/08	201,401	31,225

TOTAL — ARGENTINA			3,686,756

BRAZIL — (10.1%)
COMMON STOCKS — (1.3%)
	Acos Villares SA Avil	120,000	61,025
	ArcelorMittal Inox Brasil SA	4,290	243,534
	Cia de Saneamento do Parana	163,800	251,836
	Companhia de Concessoes Radoviarias	44,200	754,048
	Energias do Brazil SA	8,202	126,345
	Eternit SA	290,970	1,242,270
*	Globex Utilidades SA	58,737	1,094,090
*	Gradiente Electronica SA	2,600	7,334
*	IdeiasNet SA	205,300	725,974
	Industrias Romi SA	12,600	125,918
*	M&G Poliester SA	640,780	71,993
*	Mangels Industrial SA	7,300	158,855
	Metalurgica Gerdau SA	2,907	122,049

1

	Perdigao SA	370,175	$8,998,825
#	Perdigao SA ADR	71,200	3,403,360
	Sao Paulo Alpargatas SA	5,100	422,210
	Weg SA	97,000	1,304,920
TOTAL COMMON STOCKS			19,114,586

PREFERRED STOCKS — (8.8%)
	ArcelorMittal Inox Brasil SA	124,376	7,079,672
	Banco Mercantil do Brasil SA	6,500	67,648
*	Bardella SA Industrias Mecanicas	1,100	128,792
	Braskem SA Preferred A	146,000	1,238,034
#	Braskem SA Special Preferred A Sponsored ADR	301,000	5,083,890
	Centrais Electricas de Santa Catarina SA	80,900	1,972,867
	Companhai Energetica do Ceara Coelce Series A	128,000	1,756,017
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	21,800	945,902
	Companhia de Tecidos Norte de Minas	184,142	1,039,889
	Companhia Paranaense de Energia-Copel Series B	478,800	7,788,888
#	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	256,276
	Confab Industrial SA	634,253	2,062,794
	Duratex SA	370,000	7,548,341
	Eletropaulo Metropolita SA Preferred A	69,600,000	5,572,610
*	Empressa Metropolitanade Aguas e Energia SA	24,000	170,303
	Energisa SA Prf NPV	27,760	151,021
	Forjas Taurus SA	203,700	1,088,905
	Fras-Le SA	20,200	60,561
	Gol Linhas Aereas Inteligentes SA	81,900	1,418,031
*	Industria de Bebidas Antarctica Polar SA	23,000	35,702
*	Inepar Industria e Construcoes SA	21,390	524,916
	Klabin SA	3,038,300	10,276,788
	Lojas Americanas SA	288,703	2,629,074
	Magnesita SA Series A	87,900,000	2,923,243
*	Magnesita SA Series C	202,338	5,982
	Mahle-Metal Leve SA Industria e Comercio	28,666	522,094
	Marcopolo SA	506,800	2,106,797
	Metalurgica Gerdau SA	165,229	7,279,026
*	Net Servicos de Comunicacao SA	400,902	4,411,795
* #	Net Servicos de Comunicacao SA Preferred ADR	176,445	1,930,308
*	Paranapanema SA	119,150	1,074,471
	Petroquimica Uniao SA	32,400	280,681
	Randon e Participacoes SA	302,600	2,862,989
	Rasip Agro-Pastoril SA	51,000	17,793
*	SA Fabrica de Produtos Alimenticios Vigor	225,000	385,844
	Sadia SA	1,138,000	6,433,256
#	Sadia SA ADR	300,000	5,067,000
*	Santista Textil SA	16,400	250,495
	Sao Paulo Alpargatas SA	26,200	1,623,653
	Saraiva Livreiros Editores	59,000	1,088,173
*	Sharp SA Equipamentos Eletronicos	30,200,000	357
	Suzano Papel e Celullose SA	617,034	9,650,848
	Suzano Petroquimica SA	531,705	3,235,317
*	Tele Norte Celular Participacoes SA	10,990	170,852
	Telemig Celular Participacoes SA	86,801	2,694,727
	Ultrapar Participacoes SA	285,341	10,663,816

2

	Uniao de Industrias Petroquimicas SA Series B	2,060,709	$1,974,069
*	Varig Participacoes Em Transportes	122,026	1,082
*	Varig Particpacoes Em Servicos	116,823	900
	Vivo Participacoes SA	527,112	3,179,317
	Votorantim Celulose e Papel SA	12,623	395,761
#	Votorantim Celulose e Papel SA Sponsored ADR	155,700	4,898,322
	Whirlpool SA	301,516	618,686
TOTAL PREFERRED STOCKS			134,644,575

RIGHTS/WARRANTS — (0.0%)
*	Net Servicos de Comunicacao SA Rights 03/07/08	4,407	313

TOTAL — BRAZIL			153,759,474

CHILE — (1.4%)
COMMON STOCKS — (1.4%)
	Banmedica SA	1,355,107	1,722,758
	Cementos Bio-Bio SA	454,753	1,080,245
	Cintac SA	305,977	174,979
	Compania de Consumidores de Gas Santiago SA	69,187	329,462
*	Compania SudAmericana de Vapores SA	1,682,905	3,327,684
	CorpBanca SA	466,016,129	3,074,999
	Cristalerias de Chile SA	170,424	2,016,262
	Empresas Iansa SA	9,232,481	700,584
	Farmacias Ahumada SA	275,876	1,183,236
	Industrias Forestales SA	20,000	5,642
	Madeco SA	14,534,460	1,647,974
	Madeco SA Sponsored ADR	22,200	242,868
	Masisa SA	5,065,669	1,075,194
	Parque Arauco SA	1,284,368	1,426,605
	Soquimic Comercial SA	562,478	282,074
	Vina de Concha y Toro SA	1,256,613	2,540,036
#	Vina de Concha y Toro SA Sponsored ADR	7,386	294,997
*	Vina San Pedro SA	40,113,498	330,860

TOTAL — CHILE			21,456,459

CHINA — (6.8%)
COMMON STOCKS — (6.8%)
*	Advanced Semiconductor Manufacturing Corp.	524,000	18,567
#	AMVIG Holdings, Ltd.	1,115,100	1,221,285
* #	Anhui Expressway Co., Ltd.	674,000	563,209
* #	AviChina Industry and Technology Co., Ltd.	1,904,000	481,606
*	Baoye Group Co., Ltd.	428,000	362,309
* #	Beijing Capital Land, Ltd.	1,368,000	671,282
	Beijing Enterprises Holdings, Ltd.	96,000	394,240
* #	Brilliance China Automotive Holdings, Ltd.	6,694,000	1,321,831
#	Byd Co., Ltd.	1,102,000	2,062,250
	Catic Shenzhen Holdings, Ltd.	324,000	246,740
	Chaoda Modern Agriculture	4,767,631	5,349,836
* #	China Aerospace International Holdings, Ltd.	2,933,900	376,587
#	China Everbright International, Ltd.	4,041,800	1,932,521
* #	China Foods, Ltd.	1,719,200	1,048,794
#	China Gas Holdings, Ltd.	3,701,500	1,211,810

3

#	China Green (Holdings), Ltd.	1,119,800	$1,286,559
*	China Haidian Holdings, Ltd.	2,455,000	226,386
#	China Infrastructure Machinery Holdings, Ltd.	1,407,000	2,197,904
*	China Insurance International Holdings Co., Ltd.	333,000	860,997
* #	China Mining Resources Group, Ltd.	7,433,900	1,093,962
* #	China Pharmaceutical Group, Ltd.	2,108,000	639,402
#	China Power International Development, Ltd.	4,564,200	1,729,118
	China Rare Earth Holdings, Ltd.	2,050,300	455,256
#	China Shineway Pharmaceutical Group, Ltd.	460,200	293,572
#	China State Construction International Holdings, Ltd.	770,000	1,383,062
	China Travel International Investment Hong Kong, Ltd.	5,244,000	2,824,388
#	China Yurun Food Group, Ltd.	1,835,000	2,276,153
* #	Chongqing Iron and Steel Co., Ltd.	736,000	303,622
*	CITIC 21CN Co., Ltd.	4,363,200	366,140
* #	CITIC Resources Holdings, Ltd.	5,374,000	2,413,466
	CNPC (Hong Kong), Ltd.	6,030,000	3,323,148
	Comba Telecom Systems Holdings, Ltd.	1,215,600	329,307
	COSCO International Holdings, Ltd.	1,515,000	1,191,778
* #	Dalian Port (PDA) Co., Ltd.	1,856,000	1,101,150
#	Digital China Holdings, Ltd.	443,800	336,065
#	Dynasty Fine Wines Group, Ltd.	1,744,600	457,473
*	Enerchina Holdings, Ltd.	1,881,945	69,101
*	First Tractor Co., Ltd.	432,000	305,643
* #	Founder Holdings, Ltd.	562,900	31,050
#	FU JI Food & Catering Services	648,800	1,143,608
#	Geely Automobile Holdings, Ltd.	7,146,900	730,849
	Global Bio-Chem Technology Group Co., Ltd.	4,331,400	1,784,156
* #	Golden Eagle Retail Group, Ltd.	2,489,000	2,570,739
*	Great Wall Motor Co., Ltd.	567,500	658,581
*	Great Wall Technology Co., Ltd.	442,000	117,112
	Guangdong Investment, Ltd.	6,796,000	3,584,515
*	Guangzhou Pharmaceutical Co., Ltd.	302,000	252,928
	GZI Transport, Ltd.	1,937,300	1,012,465
#	Hainan Meilan International Airport Co., Ltd.	331,000	384,812
*	Harbin Power Equipment Co., Ltd.	704,000	1,558,325
#	Hengan International Group Co., Ltd.	79,000	311,285
#	HKC (Holdings), Ltd.	9,919,657	2,218,164
#	Hopson Development Holdings, Ltd.	1,404,000	2,334,837
* #	Hunan Non-Ferrous Metal Corp., Ltd.	3,800,000	1,934,425
* #	Jingwei Textile Machinery Co., Ltd.	234,000	80,354
#	Kingway Brewery Holdings, Ltd.	1,595,800	392,435
#	Li Ning Co., Ltd.	2,099,000	6,463,807
#	Lianhua Supermarket Holdings Co., Ltd.	284,000	395,771
* #	Lingbao Gold Co., Ltd.	430,000	255,512
#	Mingyuan Medicare Development Co., Ltd.	3,561,900	630,284
	Minmetals Resources, Ltd.	1,922,000	872,555
*	Nanjing Panda Electronics Co., Ltd.	284,000	82,288
#	Neo-China Land Group (Holdings), Ltd.	1,594,025	1,042,703
*	Qingling Motors Co., Ltd.	1,700,000	302,729
* #	Semiconductor Manufacturing International Corp	43,249,000	3,470,115
* #	Shandong Molong Petroleum Machinery Co., Ltd.	1,592,000	257,692
* #	Shanghai Prime Machinery Co., Ltd.	796,000	252,435
*	Shenji Kunming Machine Tool Co., Ltd.	155,000	186,739
*	Shenzhen Expressway Co., Ltd.	2,150,000	2,003,855
#	Shenzhen International Holdings, Ltd.	16,364,300	1,807,603

4

	Shenzhen Investment, Ltd.	4,946,000	$2,640,401
*	Shenzhou International Group	1,095,000	373,321
	Shougang Concord International Enterprises Co., Ltd.	9,238,100	2,626,254
	Sichuan Expressway Co., Ltd.	1,154,000	476,541
	SinoCom Software Group, Ltd.	1,439,200	291,508
	Sinolink Worldwide Holdings, Ltd.	3,655,300	612,806
#	Sinopec Kantons Holdings, Ltd.	1,368,300	248,309
#	Sinotrans, Ltd.	4,013,000	1,243,053
	Skyworth Digital Holdings, Ltd.	3,244,300	358,630
	SRE Group, Ltd.	2,946,000	606,403
#	Stone Group Holdings, Ltd.	2,446,000	193,736
* #	TCL Communication Technology Holdings, Ltd.	8,987,000	335,216
* #	TCL Multimedia Technology Holdings, Ltd.	8,168,700	468,631
* #	Tianjin Capital Environmental Protection	442,000	199,963
	Tianjin Development Holdings, Ltd.	1,239,800	1,122,355
* #	Towngas China Co., Ltd.	2,388,000	1,068,766
	TPV Technology, Ltd.	3,750,000	2,247,423
* #	Travelsky Technology, Ltd.	1,646,000	1,381,444
*	Weiqiao Textile Co., Ltd.	1,164,000	1,616,303
*	Xiamen International Port Co., Ltd.	1,402,000	450,860
*	Xinao Gas Holdings, Ltd.	1,626,000	3,006,410
* #	Xiwang Sugar Holdings Co., Ltd.	1,138,000	522,146
*	Zhejiang Glass Co., Ltd.	441,000	389,704
TOTAL COMMON STOCKS			104,331,430

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Warrants 02/27/09	96,857	24,273
*	HKC (Holdings), Ltd. Warrants 11/30/09	512,466	23,709
TOTAL RIGHTS/WARRANTS			47,982

TOTAL — CHINA			104,379,412

HUNGARY — (0.4%)
COMMON STOCKS — (0.4%)
*	Danubius Hotel & Spa NYRT	47,091	2,062,977
* #	Fotex NYRT	299,751	1,185,922
* #	Pannonplast NYRT	197,205	1,750,856
*	RABA Automotive Holding NYRT	102,964	1,081,925
* #	Synergon Information Systems	37,006	331,319
	Zwack Unicum NYRT	1,100	99,839

TOTAL — HUNGARY			6,512,838

INDIA — (11.2%)
COMMON STOCKS — (11.2%)
*	3M India, Ltd.	4,899	229,547
*	Abhishek Industries, Ltd.	216,492	103,495
	Adlabs Films, Ltd.	66,472	1,368,344
	Ador Welding, Ltd.	17,588	76,773
	Aftek, Ltd.	125,900	162,342
*	Agro Tech Foods, Ltd.	39,674	156,114
	Alembic, Ltd.	329,290	443,145
	Alfa Laval (India), Ltd.	7,075	166,378

5

	Alok Industries, Ltd.	315,146	$536,641
	Ansal Properties & Infrastructure, Ltd.	196,315	1,034,748
	Apollo Hospitals Enterprise, Ltd.	124,821	1,523,746
	Apollo Tyres, Ltd.	880,050	949,980
*	Aptech, Ltd.	69,254	390,277
*	Arvind Mills, Ltd.	279,573	336,984
	Asahi India Glass, Ltd.	319,030	682,875
	Ashapura Minechem, Ltd.	134,220	901,189
	Asian Electronics, Ltd.	47,354	308,796
	Asian Hotels, Ltd.	26,208	438,207
	Astra Microwave Products, Ltd.	130,514	353,676
	Aurobindo Pharma, Ltd.	108,294	875,575
	Automotive Axles, Ltd.	19,185	246,702
	Avaya GlobalConnect, Ltd.	27,160	139,710
	Aventis Pharma, Ltd.	23,466	550,183
	Aztecsoft, Ltd.	76,802	150,508
	Bajaj Auto Finance, Ltd.	54,772	569,752
	Bajaj Hindusthan, Ltd.	81,444	493,975
	Balaji Telefilms, Ltd.	131,073	681,831
	Ballarpur Industries, Ltd.	340,543	1,165,072
	Balmer Lawrie & Co., Ltd.	23,290	228,950
*	Balrampur Chini Mills, Ltd.	876,659	2,011,702
	Bank of Maharashtra, Ltd.	660,031	894,893
	Bank of Rajasthan, Ltd.	215,182	905,241
	Bannari Amman Sugars, Ltd.	15,919	394,801
	BASF India, Ltd.	53,833	311,866
*	Bata India, Ltd.	86,199	348,948
	Berger Paints India, Ltd.	606,884	611,255
	Bharati Shipyard, Ltd.	50,252	788,852
	Bhushan Steel & Strips, Ltd.	82,431	2,054,520
	Birla Corp., Ltd.	190,628	1,061,426
	Blue Dart Express, Ltd.	16,011	240,495
	Blue Star, Ltd.	137,056	1,596,309
	BOC India, Ltd.	110,022	429,267
*	Bombay Burmah Trading Co.	10,000	130,558
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	1,358,532
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	450,811
	Bosch Chassis Systems India	17,108	277,138
	Britannia Industries, Ltd.	30,375	1,027,554
	Cadila Healthcare, Ltd.	65,306	420,386
*	Cambridge Solutions, Ltd.	130,152	164,362
	Carborundum Universal, Ltd.	152,175	545,848
	Ceat, Ltd.	82,619	281,020
	Century Enka, Ltd.	37,178	115,774
	CESC, Ltd.	164,998	2,148,931
	Chambal Fertilizers & Chemicals, Ltd.	850,651	1,215,846
*	Chemplast Sanmar, Ltd.	79,745	19,542
	Chennai Petroleum Corp., Ltd.	231,113	1,695,479
*	Chi Investments, Ltd.	27,539	—
	Cholamandalam DBS Finance, Ltd.	42,010	220,863
	City Union Bank, Ltd.	504,250	479,239
	Clariant Chemicals (India), Ltd.	25,417	166,848
	CMC, Ltd.	29,521	666,295
	Coromandel Fertilisers, Ltd.	236,478	742,305
	Cranes Software International, Ltd.	182,944	566,142

6

	CRISIL, Ltd.	10,145	$847,832
*	Dabur Pharma, Ltd.	244,393	381,771
	Dalmia Cement (Bharat), Ltd.	60,289	543,906
	DCM Shriram Consolidated, Ltd.	258,455	457,268
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	555,252
	Dhampur Sugar Mills, Ltd.	67,667	99,920
	Dishman Pharmaceuticals & Chemicals, Ltd.	167,467	1,208,107
	E.I.D. - Parry (India), Ltd.	178,726	798,262
	Eicher Motors, Ltd.	51,963	361,133
	EIH, Ltd.	158,145	672,552
	Elder Pharmaceuticals, Ltd.	45,749	427,173
	Electrosteel Casings, Ltd.	384,060	547,433
	Elgi Equipments, Ltd.	112,237	162,549
	Esab India, Ltd.	31,753	373,005
*	Escorts, Ltd.	105,268	273,851
*	Essel Propack, Ltd.	229,455	261,892
*	Eveready Industries (India), Ltd.	149,446	186,634
	Exide Industries, Ltd.	1,222,682	2,259,469
	FAG Bearings (India), Ltd.	26,817	379,483
	FDC, Ltd.	423,054	334,793
	Federal Bank, Ltd.	279,298	2,033,919
	Finolex Cables, Ltd.	253,437	552,470
	Finolex Industries, Ltd.	229,394	431,069
	Gammon India, Ltd.	141,799	1,727,278
	Geodesic Information Systems, Ltd.	144,811	675,922
	Geometric, Ltd.	103,884	173,303
	GHCL, Ltd.	194,236	584,817
	Gillette India, Ltd.	8,591	187,240
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	849,728
	Godfrey Phillips India, Ltd.	2,778	88,212
	Godrej Consumer Products, Ltd.	258,703	863,069
*	Goetze (India), Ltd.	60,504	132,458
	Graphite India, Ltd.	221,802	293,974
	Great Eastern Shipping Co., Ltd.	68,888	704,486
	Greaves Cotton, Ltd.	123,608	795,580
*	GTL Infrastructure, Ltd.	516,486	702,844
	GTL, Ltd.	258,243	1,589,583
	Gujarat Alkalies & Chemicals, Ltd.	135,835	576,678
	Gujarat Ambuja Exports, Ltd.	180,510	262,209
	Gujarat Fluorochemicals, Ltd.	164,960	1,003,271
	Gujarat Gas Co., Ltd.	85,660	671,600
	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	1,104,400
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	802,505
	H.E.G., Ltd.	76,619	623,974
	HCL Infosystems, Ltd.	280,963	1,463,912
	Helios & Matheson Information Technology, Ltd.	30,779	68,166
	Hexaware Technologies, Ltd.	234,745	430,214
	Hikal, Ltd.	17,498	171,886
*	Himachal Futuristic Communications, Ltd.	1,315,900	742,979
	Himatsingka Seide, Ltd.	115,558	228,691
	Hinduja Ventures, Ltd.	36,075	482,401
	Hindustan Construction Co., Ltd.	512,201	2,084,890
*	Hindustan Motors, Ltd.	280,005	269,379
*	Hindustan Oil Exploration Co., Ltd.	207,036	564,667
	Hindustan Sanitaryware & Industries, Ltd.	69,904	99,135

7

	Honeywell Automation India, Ltd.	6,781	$291,159
	Hotel Leelaventure, Ltd.	852,415	1,067,258
	HTMT Global Solutions, Ltd.	36,075	270,328
	ICI India, Ltd.	50,985	712,112
	iGate Global Solutions, Ltd.	46,346	474,868
	India Glycols, Ltd.	47,189	329,186
	Indo Rama Synthetics (India), Ltd.	136,867	147,880
	Indoco Remedies, Ltd.	12,300	84,176
	IndusInd Bank, Ltd.	447,357	1,093,394
	Infomedia India, Ltd.	23,790	133,810
	Infotech Enterprises, Ltd.	87,418	598,359
	Ipca Laboratories, Ltd.	55,746	862,386
*	Ispat Industries, Ltd.	930,933	985,602
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	199,362
	Jain Irrigation Systems, Ltd.	111,368	1,969,747
	Jammu & Kashmir Bank, Ltd.	87,581	1,524,441
	JBF Industries, Ltd.	99,101	349,093
	Jindal Poly Films, Ltd.	29,404	159,167
*	Jindal Saw, Ltd.	86,416	1,859,170
	Jindal Stainless, Ltd.	232,194	894,280
	JK Tyre and Industries, Ltd.	50,801	174,864
	Jubilant Organosys, Ltd.	91,504	809,544
	Jyoti Structures, Ltd.	135,753	686,823
	K.S.B. Pumps, Ltd.	15,895	142,788
	Kajaria Ceram	52,155	38,884
	Karnataka Bank, Ltd.	198,190	1,285,105
	Karur Vysya Bank, Ltd.	103,349	1,104,316
	KEC International, Ltd.	50,258	913,539
	Kesoram Industries, Ltd.	83,108	823,217
	Kirloskar Oil Engines, Ltd.	374,592	1,045,780
*	Konark Minerals, Ltd.	168,582	25,488
	KPIT Cummins Infosystems, Ltd.	141,710	290,706
	Lakshmi Machine Works, Ltd.	5,560	279,431
	Lanxess ABS, Ltd.	23,441	115,594
	LIC Housing Finance, Ltd.	148,431	1,122,402
	Macmillan India, Ltd.	8,169	34,280
	Madras Cements, Ltd.	1,770	157,961
	Maharashtra Scooters, Ltd.	4,550	36,627
	Maharashtra Seamless, Ltd.	99,628	828,401
	Mahindra Lifespace Developers, Ltd.	56,900	793,884
	Mahindra Ugine Steel Co., Ltd.	21,140	37,614
	Mangalam Cement, Ltd.	49,704	172,657
	Marico, Ltd.	1,201,360	1,862,845
	Mastek, Ltd.	66,016	443,986
*	Matrix Laboratories, Ltd.	400,039	1,887,580
*	MAX India, Ltd.	261,485	1,291,200
*	Megasoft, Ltd.	21,301	56,052
	Mercator Lines, Ltd.	350,017	871,810
	Merck, Ltd.	20,256	177,990
	Micro Inks, Ltd.	11,233	84,524
	MIRC Electronics, Ltd.	233,585	133,065
	Monnet Ispat, Ltd.	67,091	757,236
	Monsanto India, Ltd.	11,378	506,570
	Moser Baer (India), Ltd.	372,370	1,617,008
	Motherson Sumi Systems, Ltd.	666,405	1,757,173

8

	Mphasis, Ltd.	214,746	$1,202,735
	MRF, Ltd.	7,798	875,248
	Mukand, Ltd.	111,752	273,114
	Mukta Arts, Ltd.	1,572	5,546
*	Mysore Cements, Ltd.	274,729	268,457
	Nagarjuna Construction Co., Ltd.	309,858	2,067,205
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	1,051,347
*	Nahar Capital & Financial Services, Ltd.	31,896	—
*	Nahar Exports, Ltd.	45,938	28,521
	Nahar Spinning Mills, Ltd.	67,990	115,232
	Natco Pharma, Ltd.	42,713	116,526
	Navneet Publications (India), Ltd.	67,988	203,776
*	NELCO, Ltd.	40,558	113,793
*	Netflier Finco, Ltd.	16,933	15,653
	NIIT Technologies, Ltd.	114,330	367,159
	NIIT, Ltd.	340,635	1,037,851
	Nirma, Ltd.	28,800	131,034
	NOCIL, Ltd.	307,183	231,242
	Nucleus Software Exports, Ltd.	42,062	290,534
	OCL India, Ltd.	56,194	304,231
*	OCL Iron & Steel, Ltd.	168,582	25,488
*	Octav Invest	4,020	—
	Omax Autos, Ltd.	40,939	56,729
	Opto Circuits India, Ltd.	192,637	1,958,275
	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	704,458
	Orient Paper and Industries, Ltd.	296,620	360,740
	Panacea Biotec, Ltd.	131,578	1,039,948
	Pantaloon Retail India, Ltd.	2,575	33,298
	Patel Engineering, Ltd.	97,383	1,822,544
	Petronet LNG, Ltd.	624,101	1,130,617
	Pfizer, Ltd.	71,204	1,188,014
	Pidilite Industries, Ltd.	481,710	1,902,598
	Polaris Software Lab, Ltd.	157,531	341,849
	Praj Industries, Ltd.	268,545	1,170,446
	Pricol, Ltd.	132,536	82,212
	Prism Cements, Ltd.	596,393	705,833
	PSL, Ltd.	63,467	587,255
	PTC India, Ltd.	264,901	769,509
*	Punjab Tractors, Ltd.	28,848	201,449
	Radico Khaitan, Ltd.	218,080	583,870
*	Rain Commodities, Ltd.	76,883	398,854
	Rallis India, Ltd.	26,769	282,736
*	Rama Newsprint & Papers, Ltd.	83,017	66,786
	Raymond, Ltd.	98,113	824,747
*	REI Agro, Ltd.	107,592	3,873,402
	Reliance Industrial Infrastructure, Ltd.	24,104	818,068
	Rico Auto Industries, Ltd.	202,391	173,851
	Rolta India, Ltd.	266,216	1,981,845
	Ruchi Soya Industries, Ltd.	371,710	1,089,140
	Sakthi Sugars, Ltd.	61,507	115,998
*	Saregama India, Ltd.	27,039	115,105
*	SEAMEC, Ltd.	58,658	246,067
*	Selectron EMS India, Ltd.	9,432	—
	Shanthi Gears, Ltd.	79,510	136,602
	Shasun Chemicals & Drugs, Ltd.	54,483	82,232

9

	Shree Precoated Steel, Ltd.	111,700	$665,795
	Shriram Transport Finance Co., Ltd.	301,310	2,895,183
*	Shyam Telekink, Ltd.	470,508	51,965
*	Sicagen India, Ltd.	41,648	—
*	Sical Logistics, Ltd.	41,648	225,624
	SKF India, Ltd.	95,810	848,207
*	Solectron Centum Electronics, Ltd.	18,865	61,435
	Sona Koyo Steering Systems, Ltd.	174,060	223,266
	Sonata Software, Ltd.	155,438	153,455
	South India Bank, Ltd.	189,050	847,487
	SREI Infrastructure Finance, Ltd.	186,033	875,788
	SRF, Ltd.	118,415	342,693
*	SSI, Ltd.	13,697	48,198
	Sterling Biotech, Ltd.	469,728	1,776,956
	Sterlite Technologies, Ltd.	95,694	477,053
	Strides Arcolab, Ltd.	64,472	252,787
	Subex, Ltd.	59,420	393,597
	Subros, Ltd.	109,780	121,646
	Sundaram-Clayton, Ltd.	3,890	62,749
	Sundram Fastners, Ltd.	465,052	449,769
	Supreme Industries, Ltd.	22,265	140,527
	Supreme Petrochem, Ltd.	144,830	89,548
*	Swaraj Engines, Ltd.	3,100	22,569
	Syndicate Bank	375,000	898,647
	Taj GVK Hotels and Resorts, Ltd.	83,666	274,094
	Tata Elxsi, Ltd.	67,874	341,592
	Tata Investment Corp., Ltd.	50,540	711,114
	Tata Metaliks, Ltd.	42,871	169,731
*	Tata Teleservices Maharashtra, Ltd.	2,195,240	1,892,933
	Tele Data Informatics, Ltd.	304,790	158,615
*	Teledata Marine Solutions, Ltd.	152,395	130,439
*	Teledata Technology Solution	152,395	130,439
	Texmaco, Ltd.	21,569	861,618
	Thomas Cook (India), Ltd.	99,630	196,905
	Torrent Pharmaceuticals, Ltd.	194,766	756,220
	Torrent Power, Ltd.	49,230	178,394
	Trent, Ltd.	18,895	267,613
	Tube Investments of India, Ltd.	338,984	514,195
	TVS Motor Co., Ltd.	419,055	447,955
	Unichem Laboratories, Ltd.	64,944	244,260
	Usha Martin, Ltd.	433,015	1,029,304
*	Uttam Galva Steels, Ltd.	127,929	144,734
	Vardhman Textiles, Ltd.	76,291	223,458
	Varun Shipping Co.	261,746	503,775
	Vesuvius India, Ltd.	12,502	72,817
*	Welspun India, Ltd.	92,659	142,145
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	3,161,863
	Wockhardt, Ltd.	52,983	438,275
	Wyeth, Ltd.	40,457	505,165
	Zensar Technologies, Ltd.	41,117	129,754
	Zuari Industries, Ltd.	55,762	427,353
TOTAL COMMON STOCKS			170,699,952

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	117,409

10

RIGHTS/WARRANTS — (0.0%)
*	Cholamandalam DBS Finance, Ltd. Warrants 10/29/07	9,548	$15,450

TOTAL — INDIA			170,832,811

INDONESIA — (3.4%)
COMMON STOCKS — (3.4%)
	PT Apexindo Pratama Tbk	2,187,000	429,771
*	PT Asahimas Flat Glass Tbk	1,012,000	342,476
	PT Astra Graphia Tbk	4,549,000	254,728
*	PT Bakrie & Brothers Tbk	59,706,500	2,211,123
*	PT Bakrieland Development Tbk	42,469,250	3,033,808
	PT Bank Niaga Tbk	26,487,500	2,160,287
*	PT Bank Pan Indonesia Tbk	27,710,375	1,933,484
*	PT Batu Buana Tbk	77,715	1,448
	PT Berlian Laju Tanker Tbk	11,737,700	3,080,649
	PT Bhakti Investama Tbk	24,551,100	1,899,555
	PT Budi Acid Jaya Tbk	7,007,000	215,238
	PT Charoen Pokphand Indonesia Tbk	7,948,500	842,102
*	PT Ciputra Surya Tbk	4,402,000	369,756
	PT Citra Marga Nusaphala Persada Tbk	7,106,000	1,271,998
*	PT Clipan Finance Indonesia Tbk	3,133,000	103,415
*	PT Davomas Adabi Tbk	41,920,000	1,333,898
*	PT Delta Dunia Petronda Tbk	6,110,000	732,014
*	PT Dynaplast Tbk	1,038,000	85,880
*	PT Energi Mega Persada Tbk	21,587,000	3,160,691
	PT Enseval Putera Megatrading Tbk	6,380,000	436,968
*	PT Ever Shine Textile Tbk	4,029,640	33,562
	PT Global Mediacom Tbk	8,180,000	786,606
	PT Gudang Garam Tbk	75,000	64,681
*	PT Hanson International Tbk	5,038,000	45,052
*	PT Hero Supermarket Tbk	33,000	16,564
*	PT Holcim Indonesia Tbk	16,152,500	2,398,200
	PT Indo-Rama Synthetics Tbk	2,211,000	159,668
*	PT Intiland Development Tbk	2,097,400	153,863
	PT Jaya Real Property Tbk	1,967,500	262,932
	PT Kalbe Farma Tbk	25,654,238	2,922,130
*	PT Kawasan Industry Jababeka Tbk	43,401,000	807,103
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,931
	PT Lippo Karawaci Tbk	35,036,250	2,795,435
	PT Matahari Putra Prima Tbk	10,021,500	662,357
	PT Mayorah Indah Tbk	2,473,500	402,220
	PT Medco Energi International Tbk	5,922,500	2,618,263
	PT Mitra Adiperkasa Tbk	3,295,000	235,492
*	PT Modern Photo Tbk	40,000	2,162
	PT Mustika Ratu Tbk	193,000	5,536
*	PT Pakuwon Jati Tbk	315,000	17,882
*	PT Panasia Indosyntec Tbk	79,000	3,922
*	PT Panin Insurance Tbk	9,119,500	262,965
*	PT Panin Life Tbk	51,214,500	907,315
	PT Petrosea Tbk	15,000	8,589
*	PT Pioneerindo Gourmet International Tbk	29,000	1,280

11

*	PT Polychem Indonesia Tbk	7,963,500	$121,097
*	PT Prasidha Aneka Niaga Tbk	84,000	588
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,180
	PT Ramayana Lestari Sentosa Tbk	14,295,000	1,256,063
	PT Samudera Indonesia Tbk	223,000	124,948
	PT Selamat Semp Tbk	1,920,000	85,251
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	1,178,302
*	PT Sumalindo Lestari Jaya Tbk	2,011,250	569,888
	PT Summarecon Agung Tbk	10,342,266	1,009,066
*	PT Sunson Textile Manufacturer Tbk	2,325,500	100,049
*	PT Suparma Tbk	2,400,000	59,565
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,743
*	PT Surya Dumai Industri Tbk	3,298,500	—
*	PT Suryainti Permata Tbk	2,334,500	468,999
*	PT Suryamas Dutamakmur Tbk	125,000	2,396
	PT Tempo Scan Pacific Tbk	10,365,500	717,866
*	PT Texmaco Jaya Tbk	93,000	30,265
	PT Timah Tbk	1,549,500	5,410,071
	PT Trias Sentosa Tbk	9,198,400	186,818
	PT Trimegah Sec Tbk	9,961,000	269,261
	PT Tunas Ridean Tbk	3,838,000	434,104
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	19,942
*	PT Unggul Indah Cahaya Tbk	48,239	13,104
TOTAL COMMON STOCKS			51,535,565

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	3,886,925	177,945
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	483,000	7,726
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	1,126,125	7,081
*	PT Summarecon Agung Tbk Rights 06/21/10	738,733	20,373
TOTAL RIGHTS/WARRANTS			213,125

TOTAL — INDONESIA			51,748,690

ISRAEL — (2.4%)
COMMON STOCKS — (2.4%)
*	Africa Israel Industries, Ltd.	2,031	149,310
	Alony Hetz Properties & Investments, Ltd.	229,186	741,940
*	Alvarion, Ltd.	185,133	1,376,182
*	American Israeli Paper Mills, Ltd.	8,541	545,749
	Analyst IMS Investment Management Services, Ltd.	19,892	232,191
*	AudioCodes, Ltd.	95,696	394,673
	Azorim Investment Development & Construction Co., Ltd.	85,573	1,065,968
	Baran Group, Ltd.	26,753	509,149
	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square Chain Investments and Properties, Ltd.	47,576	337,982
	Blue Square-Israel, Ltd.	100,987	1,029,718
	Clal Industries, Ltd.	234,629	1,160,656
*	Compugen, Ltd.	11,938	29,398
	Dan Vehicle & Transportation DVT, Ltd.	52,579	433,202
	Danya Cebus, Ltd.	38,937	438,143
	Delek Automotive Systems, Ltd.	223,460	3,204,551
	Delek Drilling LP, Ltd.	1,333,958	738,533
*	Delta-Galil Industries, Ltd.	42,862	225,799

12

*	Direct Insurance - I.D.I. Insurance Co., Ltd.	132,217	$545,282
	Elbit Medical Imaging, Ltd.	37,507	1,616,373
*	Electra (Israel), Ltd.	9,403	1,217,700
*	Elron Electronic Industries, Ltd.	73,914	693,917
*	Feuchtwanger Investments, Ltd.	4,200	14
*	First International Bank of Israel, Ltd.	206,994	507,651
	FMS Enterprises Migun, Ltd.	23,637	611,660
*	Formula Systems, Ltd.	18,238	226,683
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	155,741	1,268,681
*	Granite Hacarmel Investments, Ltd.	19,200	39,924
*	Hamlet (Israel-Canada), Ltd.	32,984	330,882
*	Hot-Cable Systems Media, Ltd.	72,776	1,030,259
*	Housing & Construction Holding Co., Ltd.	1,033,771	1,820,022
	IBI Investment House, Ltd.	22,725	235,848
	Industrial Building Corp., Ltd.	541,431	1,366,936
	Israel Petrochemical Enterprises, Ltd.	60,196	457,326
*	Israel Salt Industries, Ltd.	100,478	541,211
	Ituran Location & Control, Ltd.	45,195	484,517
*	Jerusalem Oil Exploration, Ltd.	30,624	478,126
*	Knafaim Arkia Holdings, Ltd.	27,233	249,723
	Leader Holding & Investments, Ltd.	74,777	130,567
*	Magal Security Systems, Ltd.	18,398	121,555
*	Magic Software Enterprises, Ltd.	43,946	83,975
	Medtechnica, Ltd.	10,336	53,656
*	Metalink, Ltd.	32,556	91,897
*	Metis Capital, Ltd.	1,079	4,114
*	Middle East Tube Co., Ltd.	13,500	31,596
	Mivtach Shamir Holdings, Ltd.	20,802	614,528
*	Naphtha Israel Petroleum Corp.	484,656	230,370
*	Neto M.E. Holdings, Ltd.	10,537	345,344
*	Nisko Industries, Ltd.	5,929	41,947
	O.R.T. Technologies, Ltd.	6,000	54,688
*	OCIF Investments and Development, Ltd.	5,002	118,441
*	Orckit Communications, Ltd.	29,519	235,013
	Osem Investment, Ltd.	70,950	807,682
*	Property and Building Corp., Ltd.	13,195	1,321,299
*	RADVision, Ltd.	36,193	279,805
*	Retalix, Ltd.	61,666	999,837
*	Scailex Corp., Ltd.	95,694	919,982
	Spectronix, Ltd.	9,752	47,305
	Suny Electronic Inc., Ltd.	41,300	137,479
	Super-Sol, Ltd. Series B	449,336	1,897,000
*	The Israel Land Development Co., Ltd.	55,310	411,137
*	Tower Semiconductor, Ltd.	248,882	244,269
* #	TTI Team Telecom International, Ltd. ADR	3,220	7,245
	Union Bank of Israel, Ltd.	120,682	611,201
	Urdan Industries, Ltd.	303,535	373,682
*	VeriFone Holdings, Inc.	1	7
	Ytong Industries, Ltd.	13,572	13,462

TOTAL — ISRAEL			36,564,962

13

MALAYSIA — (6.9%)
COMMON STOCKS — (6.9%)
	A&M Realty Berhad	130,000	$25,730
	Acoustech Berhad	170,200	50,970
	Aeon Co. Berhad	511,300	1,513,487
	Al-’Aqar KPJ REIT	22,939	6,892
*	AMBD Berhad	2,148,100	163,991
	Amway (Malaysia) Holdings Berhad	396,700	810,397
	Ancom Berhad	400,500	119,171
	Ann Joo Resources Berhad	1,322,850	1,301,730
*	Anson Perdana Berhad	10,000	141
	APM Automotive Holdings Berhad	215,100	147,267
	Asas Dunia Berhad	173,000	50,910
	Asia Pacific Land Berhad	1,888,600	203,199
	Bandar Raya Developments Berhad	1,190,200	679,199
	Berjaya Corp. Berhad	6,834,500	2,495,590
*	Berjaya Corp. Berhad ICULS	5,706,561	1,205,800
	Berjaya Land Berhad	1,430,000	2,622,639
	Bernas Padiberas Nasional Berhad	1,478,200	945,374
	Bimb Holdings Berhad	894,600	348,803
	Bolton Properties Berhad	674,600	192,933
	Boustead Holdings Berhad	1,164,100	1,787,699
	Boustead Properties Berhad	378,000	449,815
	Cahya Mata Sarawak Berhad	823,600	518,197
	Carlsberg Brewery Malaysia Berhad	943,100	1,181,704
	Cement Industries of Malaysia Berhad	405,000	686,327
	Chemical Co. of Malaysia Berhad	472,600	392,441
	Chin Teck Plantations Berhad	33,000	79,834
	Choo Bee Metal Industries Berhad	26,000	17,530
	Cycle & Carriage Bintang Berhad	15,000	10,048
*	Damansara Realty Berhad	1,962,200	161,690
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	57,887
	DNP Holdings Berhad	1,204,000	494,973
	DRB-Hicom Berhad	3,143,000	1,365,228
	Dreamgate Corp. Berhad	2,386,200	342,818
	Dutch Lady Milk Industries Berhad	125,700	495,330
	Eastern & Oriental Berhad (6468754)	1,095,600	776,223
	Eastern & Oriental Berhad (B19ZLW1)	36,000	28,173
	Eastern Pacific Industrial Corp. Berhad	526,100	324,043
	ECM Libra Financial Group Berhad	2,398,877	635,626
	Encorp Berhad	196,700	78,939
	Eng Kah Corp. Berhad	32,000	28,942
*	Equine Capital Berhad	423,300	204,192
	Esso Malaysia Berhad	420,600	276,928
	Faber Group Berhad	692,300	218,352
	Far East Holdings Berhad	61,500	120,618
*	Fountain View Development Berhad	808,200	55,659
	Fraser & Neave Holdings Berhad	390,000	949,029
	General Corp. Berhad	279,100	103,007
*	George Kent (Malaysia) Berhad	124,200	20,077
	GHL Systems Berhad	305,710	28,435
	Globetronics Technology Berhad	3,567,800	253,911
	Glomac Berhad	670,500	244,820
	Gold IS Berhad	279,600	155,413
*	Golden Plus Holdings Berhad	216,000	55,642
	Grand United Holdings Berhad	787,000	167,839

14

	Guiness Anchor Berhad	1,041,700	$1,751,228
	GuocoLand (Malaysia) Berhad	1,359,800	863,950
	Hap Seng Consolidated Berhad	1,364,600	1,071,063
	HLG Capital Berhad	100,400	47,553
	Hock Seng Lee Berhad	1,010,300	296,589
	Hong Leong Industries Berhad	605,900	753,292
*	Hovid Berhad	1,803,300	156,210
	Hume Industries (Malaysia) Berhad	412,267	478,548
	Hunza Properties Berhad	500,400	371,110
	Hwang-DBS (Malaysia) Berhad	308,500	182,215
	IJM Plantations Berhad	1,555,900	2,017,305
*	Insas Berhad	1,642,200	297,923
	Integrated Logistics Berhad	544,300	147,048
*	Jaks Resources Berhad	1,077,000	349,058
	Java, Inc. Berhad	37	18
	Jaya Tiasa Holdings Berhad	516,390	590,160
*	Johan Holdings Berhad	190,600	14,325
	JT International Berhad	550,600	649,506
	K & N Kenanga Holdings Berhad	890,000	228,185
*	Karambunai Corp. Berhad	5,564,900	179,122
	Keck Seng (Malaysia) Berhad	622,400	872,578
	KFC Holdings (Malaysia) Berhad	562,000	1,013,026
	Kian Joo Can Factory Berhad	1,342,080	516,728
	Kim Hin Industry Berhad	52,000	22,030
	Kim Loong Resources Berhad	158,400	179,376
	KPJ Healthcare Berhad	327,700	325,869
	KrisAssets Holdings Berhad	88,863	68,647
	KSL Holdings Berhad	688,649	258,863
*	Kub Malaysia Berhad	2,296,100	490,802
	Kuchai Development Berhad	87,100	26,069
	Kulim Malaysia Berhad	705,350	1,967,959
*	Kumpulan Europlus Berhad	1,268,800	202,529
*	Kumpulan Hartanah Selangor Berhad	1,269,800	257,209
*	Kurnia Asia Berhad	2,485,800	650,506
	Kwantas Corp. Berhad	343,600	563,746
	Ladang Perbadanan-Fima Berhad	235,900	277,054
*	Land & General Berhad	4,180,400	434,737
	Landmarks Berhad	2,156,300	1,688,525
*	LBS Bina Group Berhad	1,288,600	182,331
	Leader Universal Holdings Berhad	2,698,700	774,713
	Leong Hup Holdings Berhad	427,700	151,517
	Lingkaran Trans Kota Holdings Berhad	1,370,400	1,627,207
*	Lion Corp Berhad	800,300	128,379
	Lion Diversified Holdings Berhad	250,000	122,466
	Lion Industries Corp. Berhad	1,870,400	1,141,178
	MAA Holdings Berhad	986,866	390,607
*	Malaysia Aica Berhad	48,200	9,302
	Malaysia Building Society Berhad	362,700	122,721
	Malaysian Bulk Carriers Berhad	446,150	567,346
	Malaysian Mosaics Berhad	71,460	25,154
	Malaysian Pacific Industries Berhad	339,500	938,846
*	Malaysian Resources Corp. Berhad	5,864,866	3,615,911
*	Mancon Berhad	12,000	3,268
	Manulife Insurance (M) Berhad	100,800	91,754
	Marco Holdings Berhad	2,835,400	100,473

15

*	Matrix International Berhad	684,000	$103,944
	MBM Resources Berhad	322,366	302,437
*	Measat Global Berhad	176,800	86,438
	Media Prima Berhad	2,826,733	2,122,877
	Mega First Corp. Berhad	394,700	152,912
	Melewar Industrial Group Berhad	490,000	169,922
*	MEMS Technology Berhad	1,917,000	85,666
	Metro Kajang Holdings Berhad	138,900	57,644
*	Minho (M) Berhad	181,100	24,984
	MK Land Holdings Berhad	3,356,000	624,832
	MNRB Holdings Berhad	497,100	750,057
	MTD ACPI Engineering Berhad	601,000	288,340
	MTD Infraperdana Berhad	3,284,300	775,854
	Muhibbah Engineering Berhad	987,750	931,538
*	Mulpha International Berhad	4,921,650	1,567,519
	Multi-Purpose Holdings Berhad	457,000	290,412
	Naim Cendera Berhad	622,300	696,897
*	Naluri Berhad	1,571,300	357,624
*	Narra Industries Berhad	16,000	2,965
	NCB Holdings Berhad	1,147,200	1,086,200
	New Straits Times Press (Malaysia) Berhad	749,600	417,384
*	Nikko Electronics Berhad	36,600	2,254
	Notion VTEC Berhad	1,093,000	141,286
	NTPM Holdings Berhad	550,600	78,764
	NV Multi Corp. Berhad	430,900	98,012
*	NWP Holdings Berhad	112,000	6,837
	Nylex (Malaysia) Berhad	551,000	228,628
	OKS Property Holdings Berhad	6,786	1,584
	Oriental Holdings Berhad	49,500	88,854
	OSK Holdings Berhad	1,971,271	1,184,263
	OSK Ventures Interantional Berhad	8,700	3,837
	P.I.E. Industrial Berhad	140,100	221,667
	Pacificmas Berhad	219,900	291,586
*	Pan Malaysia Cement Works Berhad	766,600	46,168
*	Pan Malaysian Industries Berhad	1,389,000	51,201
	Panasonic Manufacturing Malaysia Berhad	157,184	533,711
*	Panglobal Berhad	14,000	8,283
	Paramount Corp. Berhad	24,000	16,974
	PBA Holdings Berhad	274,100	102,515
	Pelikan International Corp. Berhad	599,560	740,049
	PJ Development Holdings Berhad	1,394,900	292,459
*	Pos Malaysia & Services Holdings Berhad	510,000	319,705
*	Prime Utilities Berhad	3,000	274
*	Promet Berhad	52,000	—
	Protasco Berhad	575,600	160,740
*	Proton Holdings Berhad	110,800	140,480
	Puncak Niaga Holdings Berhad	796,420	1,085,885
	QL Resources Berhad	448,700	525,495
	QSR Brand Berhad	37,333	30,877
*	Ramunia Holdings Berhad	695,460	342,648
	Ranhill Berhad	1,532,180	812,583
	Ranhill Utilities Berhad	605,560	519,383
*	RB Land Holdings Berhad	1,445,000	1,028,653
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	1,144,800	319,732

16

	Sarawak Oil Palms Berhad	69,100	$126,826
	Scientex, Inc. Berhad	344,862	123,333
	Scomi Group Berhad	4,300,100	1,411,117
	Selangor Dredging Berhad	1,118,200	274,253
	Shangri-La Hotels (Malaysia) Berhad	273,200	208,917
	SHL Consolidated Berhad	277,400	140,072
*	Sime Darby Berhad	488	1,772
*	South East Asia Lumber, Inc. Berhad	662,000	70,960
	Southern Acids (Malaysia) Berhad	41,000	23,241
	Southern Steel Berhad	502,800	356,871
*	SPK Sentosa Corp. Berhad	274,000	51,463
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	548,400	598,637
	Subur Tiasa Holdings Berhad	367,700	397,039
	Sunrise Berhad	998,108	726,506
	Sunway City Berhad	943,500	866,553
*	Sunway Holdings Berhad	2,059,000	902,942
	Supermax Corp. Berhad	708,700	382,647
	Suria Capital Holdings Berhad	726,800	604,477
	Symphony House Berhad	269,840	24,960
	Ta Ann Holdings Berhad	475,680	959,329
	TA Enterprise Berhad	4,058,200	1,399,580
	Tahp Group Berhad	6,000	6,722
*	Talam Corp. Berhad	2,096,350	140,653
	Tamco Corp. Holdings Berhad	83,000	20,999
	Tan Chong Motor Holdings Berhad	2,293,000	1,336,063
	Tasek Corp. Berhad	87,600	107,876
	TDM Berhad	355,500	228,444
*	Tebrau Teguh Berhad	1,655,500	461,376
	TH Group Berhad	907,000	217,212
	Thong Guan Industries Berhad	215,100	54,943
*	Time Dotcom Berhad	3,539,400	603,634
*	Time Engineering Berhad	1,980,100	265,963
	Top Glove Corp. Berhad	782,880	1,228,256
	Tradewinds (Malaysia) Berhad	371,600	449,322
	Tradewinds Plantation Berhad	1,105,500	1,344,192
	TRC Synergy Berhad	54,000	33,662
	UAC Berhad	44,715	59,346
	Uchi Technologies Berhad	1,138,500	736,510
*	UEM Builders Berhad	2,024,900	771,189
	Unico-Desa Plantations Berhad	2,414,775	799,881
	Unisem (M) Berhad	1,226,200	562,933
	United Malacca Rubber Estates Berhad	330,400	819,378
	United Malayan Land Berhad	13,000	7,420
	United Plantations Berhad	663,600	2,941,934
*	Utama Banking Group Berhad	720,800	530,244
	Utusan Melayu (Malaysia) Berhad	144,500	48,713
	VADS Berhad	165,800	291,401
	VS Industry Berhad	364,570	347,453
	Wah Seong Corp. Berhad	1,157,250	789,183
	WTK Holdings Berhad	1,218,000	867,143
	Yeo Hiap Seng (Malaysia) Berhad	56,760	27,511
	YTL e-Solutions Berhad	3,546,600	530,239
	Yu Neh Huat Berhad	816,500	641,943
	Zelan Berhad	1,399,800	1,442,064
TOTAL COMMON STOCKS			104,592,576

17

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	$12,464
*	Malayan United Industries Berhad A2	176,957	11,633
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	1,840	702
TOTAL PREFERRED STOCKS			24,799

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	135,062
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	—
*	Matrix International Berhad Rights 03/06/08	126,000	592
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	432
*	OSK Property Berhad Warrants 04/05/09	1,696	123
*	QSR Brand Berhad Warrants 02/27/08	5,333	—
*	Salcon Berhad Warrants 05/17/14	286,200	51,963
*	Sarawak Oil Palms Berhad Rights 03/27/08	20,730	23,037
*	Wah Seong Corp. Berhad Rights 03/06/08	154,299	7,970
TOTAL RIGHTS/WARRANTS			219,179

TOTAL — MALAYSIA			104,836,554

MEXICO — (5.2%)
COMMON STOCKS — (5.2%)
	Consorcio ARA S.A.B. de C.V.	4,374,400	4,550,029
* #	Consorcio Hogar S.A.B. de C.V. Series B	425,370	196,600
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	2,191,700	5,627,614
* #	Corporacion GEO S.A.B. de C.V. Series B	2,382,300	7,607,345
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	2,250,732
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	1,182
	Corporacion Moctezuma S.A.B. de C.V.	193,900	452,795
	Corporativo Fragua S.A.B. de C.V. Series B	31	349
*	Desc S.A. de C.V. Series B	222,767	205,919
*	Dine S.A.B. de C.V.	196,367	191,600
	Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	7,486,667
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	17,311
* #	Empresas ICA S.A.B. de C.V.	1,694,008	10,195,682
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	57,600	1,373,184
#	Gruma S.A.B. de C.V. ADR	58,800	682,080
#	Gruma S.A.B. de C.V. Series B	1,069,600	3,082,965
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	107,300	4,932,581
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	707,000	3,658,444
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,245,000
	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	4,675,573
#	Grupo Continental S.A.B. de C.V.	1,035,980	2,563,349
	Grupo Herdez S.A.B. de C.V.	107,000	158,852
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	534,840
	Grupo Industrial Saltillo S.A.B. de C.V.	250,152	413,416
* #	Grupo Iusacell S.A.B. de C.V.	145,310	1,655,394
	Grupo Nutrisa S.A. de C.V.	188	195
	Grupo Posadas S.A. de C.V. Series L	199,000	352,106

18

*	Grupo Qumma S.A. de C.V. Series B	105,334	$1,770
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	369,001
* #	Industrias CH S.A.B. de C.V. Series B	1,560,148	6,038,108
*	Promotora y Operadora de Infraestructura S.A. de C.V.	65,988	231,050
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,473
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	3,901
*	Savia S.A. de C.V.	610,700	45,617
#	TV Azteca S.A. de C.V. Series A	6,581,300	3,699,293
#	Vitro S.A.B. de C.V.	1,062,102	1,834,630
	Vitro S.A.B. de C.V. Sponsored ADR	89,607	460,580

TOTAL — MEXICO			78,797,227

PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
	A. Soriano Corp.	3,430,211	260,846
	Aboitiz Equity Ventures, Inc.	8,037,000	1,369,399
	Alaska Milk Corp.	1,404,000	172,631
*	Bacnotan Consolidated Industries, Inc.	168,681	53,670
*	Belle Corp.	20,937,000	478,686
*	Benpres Holdings Corp.	12,098,000	842,108
	Cebu Holdings, Inc.	2,284,000	167,826
	China Banking Corp.	1,500	23,221
*	Digital Telecommunications Phils., Inc.	20,973,000	804,812
	DMCI Holdings, Inc.	3,446,000	670,197
*	EEI Corp.	1,929,000	163,043
*	Empire East Land Holdings, Inc.	12,140,000	188,644
	Filinvest Development Corp.	4,664,500	427,382
*	Filinvest Land, Inc.	44,309,452	1,132,505
	First Philippines Holdings Corp.	1,200,800	1,357,987
	Ginebra San Miguel, Inc.	1,003,200	504,695
*	Global Equities, Inc.	3,968,308	118,292
*	House of Investments, Inc.	732,000	31,500
*	Ionics, Inc.	769,825	20,886
	Jollibee Food Corp.	1,016,000	1,216,047
*	Lepanto Consolidated Mining Co. Series B	2,598,750	22,690
*	Mabuhay Holdings Corp.	516,000	4,746
	Macroasia Corp.	2,617,500	254,981
	Manila Jockey Club, Inc.	163,277	17,149
*	Manila Mining Corp.	149,300,000	79,317
*	Metro Pacific Corp. Series A	1,827,193	93,922
*	Paxys, Inc.	1,464,400	154,512
	Petron Corp.	6,068,000	908,692
	Philex Mining Corp.	2,068,000	466,533
*	Philippine Bank of Communications	14,726	16,376
*	Philippine National Bank	1,290,093	988,834
*	Philippine National Construction Corp.	173,000	17,529
	Philippine Savings Bank	356,863	470,168
*	Philippine Stock Exchange, Inc.	7,900	157,398
*	PhilWeb Corp.	33,000,000	32,843
	Republic Glass Holding Corp.	507,500	23,328
*	RFM Corp.	4,757,868	52,070
	Rizal Commercial Banking Corp.	1,471,449	685,160
	Robinson’s Land Corp. Series B	2,735,870	764,561
	Security Bank Corp.	606,642	944,911

19

	Semirara Mining Corp.	266,900	$373,156
	Shang Properties, Inc.	1,759,970	89,071
	SM Development Corp.	7,101,200	447,123
	Union Bank of the Philippines	145,852	130,340
*	Universal Rightfield Property Holdings, Inc.	1,062,000	735
	Universal Robina Corp.	3,633,015	1,263,910
*	Victorias Milling Co., Inc.	139,680	3,003
*	Vista Land & Lifescapes, Inc.	647,700	67,884
*	Yehey! Corp.	29,670	—

TOTAL — PHILIPPINES			18,535,319

POLAND — (3.6%)
COMMON STOCKS — (3.6%)
	Agora SA	156,140	2,925,003
*	Alchemia SA	190,214	886,660
*	Amica Wronki SA	25,532	188,353
	Apator SA	24,153	177,157
	Asseco Poland SA	100,667	3,004,203
	Bank Przemyslowo Handlowy BPH SA	12,417	455,993
*	Boryszew SA	87,261	314,993
*	Budimex SA	75,333	2,835,524
*	Cersanit SA	86,589	978,972
	Debica SA	30,666	1,359,065
	Decora SA	9,066	112,837
*	Echo Investment SA	1,181,980	3,372,705
	Elektrobudowa SA	10,898	926,382
*	Elstar Oils SA	47,937	170,772
	Eurocash SA	140,686	736,574
	Fabryki Mebli Forte SA	55,216	160,545
*	Farmacol SA	61,368	891,385
*	Ferrum SA	309	1,199
	Grupa Kety SA	44,298	2,255,770
	Impexmetal SA	775,600	1,927,017
*	Koelner SA	25,516	281,842
*	Kroscienskie Huty Szkla Krosno SA	45,176	58,853
*	Lentex SA	30,128	322,000
*	LPP SA	2,295	2,202,578
*	MNI SA	253,024	396,733
	Mondi Packaging Paper Swiecie SA	15,912	343,855
*	Mostostal Export SA	408,285	780,367
	Mostostal Plock SA	3,877	153,580
	Mostostal Siedlce SA	641,652	2,161,747
*	Mostostal Warszawa SA	37,200	1,037,542
*	Mostostal Zabrze Holding SA	364,901	1,363,588
*	Netia Holdings SA	1,021,505	1,744,438
	NG2 SA	64,565	1,126,937
*	Ocean Company SA	8,530	440
*	Opoczno SA	17,409	298,212
	Orbis SA	161,652	3,967,090
*	PBG SA	1,523	207,537
*	Pekaes SA	24,538	116,087
	Pfleiderer Grajewo SA	52,123	761,229
	Polska Grupa Farmaceutyczna SA	39,991	1,321,924
*	Polski Koncern Miesny Duda SA	314,370	701,013

20

	Prokom Software SA	65,251	$3,461,702
*	Raciborska Fabryka Kotlow SA	265,220	917,964
	Sniezka SA	5,612	106,248
*	Stalexport SA	641,224	783,191
	Ster-Projekt SA	122,099	353,045
	Sygnity SA	33,221	517,487
*	Synthos SA	2,535,615	1,258,965
*	Vistula SA	232,490	1,016,680
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,384	3,146,014
	Zaklady Tluszcowe Kruszwica SA	37,250	745,547
	Zelmer SA	11,580	290,503
TOTAL COMMON STOCKS			55,626,047

RIGHTS/WARRANTS — (0.0%)
*	Kroscienski Huty Szkla Krosno SA Rights	45,176	24,984
*	Optimus SA Rights	7,500	5,326
TOTAL RIGHTS/WARRANTS			30,310

TOTAL — POLAND			55,656,357

SOUTH AFRICA — (8.8%)
COMMON STOCKS — (8.8%)
	Adcorp Holdings, Ltd.	188,275	849,216
	Advtech, Ltd.	1,424,481	819,508
	Aeci, Ltd.	489,937	4,307,647
	Afgri, Ltd.	1,697,880	1,475,783
*	Aflease Gold, Ltd.	195,228	59,290
	African Bank Investments, Ltd.	732,594	2,886,046
	African Oxygen, Ltd.	662,730	2,451,592
*	AG Industries, Ltd.	307,400	76,291
	Allied Electronics Corp., Ltd.	333,966	1,568,313
	Allied Technologies, Ltd.	196,345	1,271,032
	Amalgamated Appliance Holdings, Ltd.	447,721	96,634
	Argent Industrial, Ltd.	360,896	827,573
	Aspen Pharmacare Holdings, Ltd.	589,860	2,327,043
	AST Group, Ltd.	873,528	114,783
	Astral Foods, Ltd.	172,561	2,548,629
	Aveng, Ltd.	878,894	6,908,495
	AVI, Ltd.	1,371,851	3,065,824
	Avusa, Ltd.	392,940	2,228,065
	Bell Equipment, Ltd.	192,091	1,222,430
	Business Connexion Group	229,687	140,843
	Capitec Bank Holdings, Ltd.	119,189	589,953
	Cashbuild, Ltd.	74,257	453,744
	Caxton & CTP Publishers & Printers, Ltd.	813,024	1,337,370
	Ceramic Industries, Ltd.	31,493	372,255
	City Lodge Hotels, Ltd.	141,591	1,359,511
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	25,548
	Data Tec, Ltd.	676,451	2,751,756
	Datacentrix Holdings, Ltd.	375,906	192,700
*	Delta Electrical Industries, Ltd.	83,032	116,503
	Dimension Data Holdings P.L.C.	3,458,471	3,488,693
	Distell Group, Ltd.	317,735	2,176,824

21

	Distribution & Warehousing Network, Ltd.	452,561	$991,708
	Dorbyl, Ltd.	38,250	37,868
*	Durban Roodeport Deep, Ltd.	1,267,728	1,578,503
*	Enaleni Pharmaceuticals, Ltd.	1,576,343	595,595
	Enviroserv Holdings, Ltd.	291,414	488,823
	Famous Brands, Ltd.	215,752	447,403
	Foschini, Ltd.	269,613	1,423,608
#	Gold Reef Resorts, Ltd.	345,549	1,186,065
	Grindrod, Ltd.	1,331,239	4,084,082
	Group Five, Ltd.	396,982	2,738,231
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	4,102,101
	Hudaco Industries, Ltd.	67,696	632,663
	Hulamin, Ltd.	230,678	661,616
	Iliad Africa, Ltd.	295,164	450,713
	Illovo Sugar, Ltd.	692,815	2,660,308
*	JCI, Ltd.	1,622,051	—
	JD Group, Ltd.	62,555	337,210
*	Johnnic Holdings, Ltd.	43,260	74,983
	Kap International Holdings, Ltd.	627,285	166,232
	Lewis Group, Ltd.	305,911	1,745,561
*	M Cubed Holdings, Ltd.	385,000	9,822
	Massmart Holdings, Ltd.	122,742	1,122,849
	Medi-Clinic Corp., Ltd.	737,399	2,061,256
*	Merafe Resources, Ltd.	4,526,666	1,388,956
	Metair Investments, Ltd.	583,301	839,266
*	Metorex, Ltd.	1,453,388	3,369,043
	Metropolitan Holdings, Ltd.	2,290,591	4,165,663
	Mr. Price Group, Ltd.	752,447	1,892,924
	Mustek, Ltd.	264,223	157,194
	Mvelaphanda Group, Ltd.	941,554	1,012,950
	Nampak, Ltd.	937,207	2,194,254
	New Clicks Holdings, Ltd.	1,364,572	2,584,028
	Northam Platinum, Ltd.	717,854	6,748,659
	Nu-World Holdings, Ltd.	50,644	110,662
	Oceana Group, Ltd.	182,711	396,976
	Omnia Holdings, Ltd.	155,143	1,484,462
*	Palabora Mining Co., Ltd.	80,785	1,190,195
	Peregrine Holdings, Ltd.	681,138	1,372,018
*	Product Co.	65,013	—
	PSG Group, Ltd.	510,505	1,348,707
*	Randgold & Exploration Co., Ltd.	60,670	—
	Redefine Income Fund, Ltd.	34,692	31,548
	Reunert, Ltd.	424,337	3,093,362
*	SecureData Holdings, Ltd.	339,582	73,457
	Sentula Mining, Ltd.	825,428	2,398,025
	Shoprite Holdings, Ltd.	335,452	1,730,558
	Spur Corp., Ltd.	267,501	285,402
	Sun International, Ltd.	163,962	2,726,791
	Super Group, Ltd.	1,808,648	1,952,626
	The Spar Group, Ltd.	655,748	4,148,835
	Tiger Automotive, Ltd.	153,255	340,145
*	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett	225,092	2,421,773
	Tourism Investment Corp., Ltd.	1,286,533	327,870
	Trans Hex Group, Ltd.	153,546	182,081

22

	Trencor, Ltd.	486,312	$1,704,866
	Truworths International, Ltd.	923,492	3,111,746
	UCS Group, Ltd.	650,134	290,331
*	Value Group, Ltd.	321,111	73,949
	Wilson Bayly Holme-Ovcon, Ltd.	166,336	2,958,745

TOTAL — SOUTH AFRICA			133,815,161

SOUTH KOREA — (9.9%)
COMMON STOCKS — (9.9%)
#	Aekyung Petrochemical Co., Ltd.	7,150	237,207
* #	Anam Electronics Co., Ltd.	13,250	99,252
*	Asia Cement Manufacturing Co., Ltd.	3,603	234,061
*	Asia Paper Manufacturing Co., Ltd.	8,880	101,815
#	AUK Corp.	8,160	22,544
	Baek Kwang Mineral Products Co., Ltd.	1,860	39,476
#	Bing Grae Co., Ltd.	9,540	343,861
	Bohae Brewery Co., Ltd.	2,680	64,696
	Boo Kook Securities Co., Ltd.	7,410	232,420
#	Boryung Pharmaceutical Co., Ltd.	3,514	179,748
*	Brain Technology Industries Co., Ltd.	2,340	9,109
#	Bu Kwang Pharmaceutical Co., Ltd.	24,926	969,428
	BYC Co., Ltd.	710	162,895
*	Byuck San Corp.	5,300	69,895
* #	Byuck San Engineering and Construction Co., Ltd.	38,300	266,626
*	C&Woobang Construction Co., Ltd.	12,350	64,881
	Cambridge Members Co., Ltd.	2,280	43,749
* #	Capro Corp.	38,750	510,983
* #	Celrun Co., Ltd.	22,630	121,389
	Cheil Communications, Inc.	5,487	1,530,289
	Cheil Industrial, Inc.	20,160	904,289
	Cho Kwang Leather Co., Ltd.	10,640	90,115
	Cho Kwang Paint Co., Ltd.	12,070	33,401
*	Choil Aluminum Manufacturing Co., Ltd.	8,700	82,234
	Chon Bang Co., Ltd.	130	5,729
#	Chong Kun Dang Pharmaceutical Corp.	11,863	234,409
* #	Choongwae Holdings Co., Ltd.	5,482	59,730
	Choongwae Pharmaceutical Corp.	4,952	200,638
#	Chosun Refractories Co., Ltd.	2,210	226,210
#	Chungho Comnet Co., Ltd.	720	15,691
	Chunil Express Co., Ltd.	606	47,428
#	CJ CGV Co., Ltd.	19,000	303,414
* #	CJ Corp.	11,747	879,736
* #	Comtec Systems Co., Ltd.	25,030	49,857
*	Cosmochemical Co., Ltd.	14,640	91,130
#	Crown Confectionery Co., Ltd.	1,360	146,096
#	Dae Chang Industrial Co., Ltd.	6,390	53,374
	Dae Dong Industrial Co., Ltd.	6,090	128,172
*	Dae Ho Corp.	543	75
#	Dae Hyun Co., Ltd.	51,280	45,818
#	Dae Sang Corp.	34,350	386,090
#	Dae Won Kang Up Co., Ltd.	8,080	156,623
* #	Dae Young Packaging Co., Ltd.	147,692	66,210
#	Daeduck Electronics Co., Ltd.	68,417	343,235
#	Daeduck Industries Co., Ltd.	21,536	169,054

23

	Daegu Bank Co., Ltd.	89,920	$1,229,946
#	Daehan City Gas Co., Ltd.	11,541	419,922
#	Daehan Fire & Marine Insurance Co., Ltd.	48,040	779,215
* #	Daehan Flour Mills Co., Ltd.	2,110	417,294
*	Daehan Pulp Co., Ltd.	7,772	43,601
	Daehan Synthetic Fiber Co., Ltd.	1,750	257,175
#	Daekyo Co., Ltd.	9,840	810,052
* #	Daekyung Machinery & Engineering Co., Ltd.	5,420	254,611
	Daelim Trading Co., Ltd.	17,730	93,415
* #	Daerim Corp.	4,770	103,062
	Daesang Farmsco Co., Ltd.	13,210	23,378
#	Daesang Holdings Co., Ltd.	7,072	36,496
#	Daesung Industrial Co., Ltd.	6,130	943,602
	Daewon Pharmaceutical Co., Ltd.	9,120	46,167
* #	Daewoo Electronic Components Co., Ltd.	18,494	82,637
#	Daewoo Motor Sales Corp.	31,830	1,085,971
	Daewoong Co., Ltd.	6,546	290,213
#	Daewoong Pharmaceutical Co., Ltd.	9,470	1,000,772
	Dahaam E-Tec Co., Ltd.	2,200	73,929
#	Daishin Securities Co., Ltd.	68,700	1,784,486
* #	Daiyang Metal Co., Ltd.	22,400	158,601
#	Daou Technology, Inc.	56,480	553,114
#	DI Corp.	30,950	71,771
	Digital Power Communications Co., Ltd.	50,540	93,447
	Dong Ah Tire Industrial Co., Ltd.	22,245	205,761
	Dong IL Rubber Belt Co., Ltd.	12,866	41,480
#	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	505,647
* #	Dong Won Co., Ltd.	6,100	117,526
#	Dong-A Pharmaceutical Co., Ltd.	14,038	1,606,730
	Dongbang Agro Co., Ltd.	19,470	137,162
	Dongbang Transport Logistics Co., Ltd.	5,200	155,611
#	Dongbu Corp.	25,950	527,045
* #	Dongbu HiTek Co., Ltd.	32,873	307,256
#	Dongbu Securities Co., Ltd.	35,542	366,927
* #	Dongbu Steel Co., Ltd.	30,980	376,880
	Dong-Il Corp.	3,048	245,896
	Dongil Paper Manufacturing Co., Ltd.	3,770	48,664
	Dongkuk Steel Mill Co., Ltd.	13,697	612,694
	Dongsu Industrial Co., Ltd.	7,558	143,838
	Dongsung Chemical Co., Ltd.	5,720	80,426
* #	Dongsung Pharmaceutical Co., Ltd.	4,190	47,425
#	Dongwon F&B Co., Ltd.	3,360	186,300
	Dongwon Industries Co., Ltd.	1,970	205,613
#	Dongwon Systems Corp.	138,447	339,058
*	Dongyang Engineering & Construction Corp.	2,200	100,576
#	Dongyang Mechatronics Corp.	29,592	217,721
#	Doosan Construction & Engineering Co., Ltd.	83,770	1,215,290
*	Doosan Corp.	5,208	997,933
	DPI Co., Ltd.	8,565	76,470
#	Ducsung Co., Ltd.	12,680	37,672
* #	DuzonBIzon Co., Ltd.	29,690	45,054
#	E1 Corp.	7,720	1,002,738
* #	Eagon Industrial Co., Ltd.	3,120	63,819
*	En Paper Manufacturing Co., Ltd.	23,440	63,961
	Enex Co., Ltd.	3,440	48,444

24

	e-Starco Co., Ltd.	59,320	$53,777
#	F&F Co., Ltd.	21,060	93,695
*	Feelux Co., Ltd.	35,140	57,195
* #	First Fire & Marine Insurance Co., Ltd.	23,310	194,261
* #	Firstech Co., Ltd.	29,829	84,268
#	FNC Kolon Corp.	10,844	216,136
* #	Foosung Co., Ltd.	46,809	204,124
#	Fursys, Inc.	13,170	319,758
	Gaon Cable Co., Ltd.	4,470	187,121
* #	GIIR, Inc.	14,410	130,223
#	Global & Yuasa Battery Co., Ltd.	12,280	106,996
	Green Cross Corp.	1,825	179,744
#	Green Cross Corp.	2,050	173,565
* #	Green Fire Marine Insurance Co., Ltd.	4,250	55,198
#	Gwangju Shinsegae Co., Ltd.	1,820	266,898
#	Hae In Co., Ltd.	10,894	65,007
*	Halla Climate Control Corp.	106,070	884,088
#	Halla Engineering & Construction Corp.	13,160	486,554
* #	Han All Pharmaceutical Co., Ltd.	34,948	105,147
#	Han Kuk Carbon Co., Ltd.	28,623	193,393
#	Han Yang Securities Co., Ltd.	12,760	256,397
	Handok Pharmaceuticals Co., Ltd.	12,760	244,633
#	Handsome Corp.	34,799	400,175
*	Handsome P&D Corp.	9,250	130,923
#	Hanil Cement Manufacturing Co., Ltd.	8,558	828,494
*	Hanil Construction Co., Ltd.	8,938	133,422
	Hanil E-Wha Co., Ltd.	38,970	90,098
	Hanil Iron & Steel Co., Ltd.	2,450	76,477
	Hanjin Transportation Co., Ltd.	13,211	531,216
	Hankook Cosmetics Co., Ltd.	25,320	94,577
	Hankook Shell Oil Co., Ltd.	1,620	153,632
*	Hankook Synthetics, Inc.	550	56
	Hankook Tire Manufacturing Co., Ltd.	33,000	502,319
*	Hankuk Glass Industries, Inc.	12,660	424,232
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	223,149
#	Hanmi Pharm Co., Ltd.	10,493	1,843,476
	Hansae Co., Ltd.	22,080	93,272
* #	Hansol Chemical Co., Ltd.	12,170	105,580
#	Hansol CSN Co., Ltd.	65,160	129,646
#	Hansol LCD, Inc.	5,777	185,484
* #	Hansol Paper Co., Ltd.	53,310	627,140
#	Hanssem Co., Ltd.	22,380	177,512
* #	Hansung Enterprise Co., Ltd.	5,340	32,950
*	Hanwha Chemical Corp.	46,150	846,088
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	489,902
#	Hanwha Securities Co., Ltd.	43,380	565,050
*	Hanwha Timeworld Co., Ltd.	5,120	75,455
*	Heavy Industries	22,433	112,453
#	Heung-A Shipping Co., Ltd.	16,400	48,312
#	Hotel Shilla Co., Ltd.	60,958	1,815,820
*	HS R&A Co., Ltd.	6,360	65,287
#	Huchems Fine Chemical Corp.	31,846	786,779
* #	Huneed Technologies	7,121	60,051
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	45,474	421,412
#	Husteel Co., Ltd.	7,220	118,738

25

	Hwa Sung Industrial Co., Ltd.	12,520	$182,215
	Hwacheon Machinery Works Co., Ltd.	2,200	37,642
* #	Hwashin Co., Ltd.	22,220	60,340
#	Hyosung T & C Co., Ltd.	32,286	2,121,509
* #	Hyundai Auton Co., Ltd.	134,030	770,553
*	Hyundai Cement Co., Ltd.	10,020	378,743
* #	Hyundai Corp.	21,801	431,198
	Hyundai Department Store Co., Ltd.	6,000	564,246
#	Hyundai Department Store H & S Co., Ltd.	6,210	502,023
	Hyundai DSF Co., Ltd.	7,510	97,314
#	Hyundai Elevator Co., Ltd.	7,294	768,425
#	Hyundai Hysco	91,740	871,102
	Hyundai Marine & Fire Insurance Co., Ltd.	113,290	2,533,823
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,410	66,735
*	IB Sports, Inc.	14,500	85,291
* #	IHQ, Inc.	44,450	144,966
#	Il Dong Pharmaceutical Co., Ltd.	7,553	337,695
	Il Sung Construction Co., Ltd.	4,300	47,346
	Il Yang Pharmaceutical Co., Ltd.	18,270	1,031,427
*	Iljin Diamond Co., Ltd.	4,272	59,434
*	Iljin Display Co., Ltd.	2,568	35,176
* #	Iljin Electric Co., Ltd.	43,730	329,157
* #	Ilkyung Co., Ltd.	22,850	10,342
	Ilshin Spinning Co., Ltd.	1,730	140,484
#	Ilsung Pharmaceutical Co., Ltd.	2,040	253,528
#	InziControls Co., Ltd.	14,290	71,131
* #	ISU Chemical Co., Ltd.	7,920	96,695
#	IsuPetasys Co., Ltd.	39,800	63,218
#	Jahwa Electronics Co., Ltd.	16,460	106,041
	Jeil Mutual Savings Bank	7,990	58,005
	Jeil Pharmaceutical Co.	18,840	216,148
#	Jeonbuk Bank, Ltd.	51,866	442,017
#	Jinheung Mutual Savings Bank Co., Ltd.	17,919	106,389
*	Joongang Construction Co., Ltd.	6,890	102,939
#	K.C. Tech Co., Ltd.	25,513	139,261
#	Keangnam Enterprises, Ltd.	21,654	854,313
* #	KEC Corp.	54,690	65,848
* #	KEC Holdings Co., Ltd.	18,229	37,814
* #	Kedcom Co., Ltd.	90,960	24,315
	Keyang Electric Machinery Co., Ltd.	40,210	108,271
* #	KG Chemical Corp.	8,410	107,808
* #	KIRIN Co., Ltd.	61,710	58,139
#	KISWIRE, Ltd.	12,848	589,552
	Kodenshi Korea Corp.	25,020	67,023
#	Kolon Engineering & Construction Co., Ltd.	21,890	280,426
* #	Kolon Industries, Inc.	23,890	630,522
#	Korea Cast Iron Pipe Co., Ltd.	26,090	139,879
* #	Korea Circuit Co., Ltd.	19,330	80,985
#	Korea Cottrell Co., Ltd.	14,960	144,923
#	Korea Development Co., Ltd.	14,820	271,804
#	Korea Development Leasing Corp.	4,545	195,857
	Korea Electric Terminal Co., Ltd.	14,990	334,544
#	Korea Export Packing Industries Co., Ltd.	3,990	50,287
* #	Korea Express Co., Ltd.	12,720	1,339,965
#	Korea Fine Chemical Co., Ltd.	3,172	245,956

26

* #	Korea Flange Co., Ltd.	6,900	$102,205
#	Korea Iron & Steel Co., Ltd.	14,150	1,146,590
#	Korea Kolmar Co., Ltd.	18,210	67,400
#	Korea Komho Petrochemical Co., Ltd.	26,400	1,448,763
#	Korea Line Corp.	8,700	1,808,198
	Korea Mutual Savings Bank	6,040	163,737
*	Korea Petrochemical Industry Co., Ltd.	10,960	533,790
#	Korea Polyol Co., Ltd.	3,250	187,382
#	Korea Reinsurance Co., Ltd.	110,464	1,136,630
*	Korea Schnell Pharma Co., Ltd.	38,600	25,185
	Korea Zinc Co., Ltd.	10,994	1,659,968
* #	Korean Air Terminal Service Co., Ltd.	3,350	197,847
	Korean French Banking Corp.	63,770	104,894
* #	KP Chemical Corp.	121,051	1,193,888
	KPC Holdings Corp.	3,008	167,454
* #	KTB Network, Ltd.	59,730	619,789
#	Kukdo Chemical Co., Ltd.	8,450	220,945
*	Kukdong Oil & Chemicals Co., Ltd.	3,623	38,713
	Kukje Pharm Ind. Co., Ltd.	12,950	43,995
	Kumbi Corp.	670	35,506
#	Kumho Electronics Co., Ltd.	7,293	213,309
#	Kumho Industrial Co., Ltd.	30,830	1,497,422
#	Kumho Investment Bank	9,640	123,416
#	Kumho Tire Co., Inc.	90,000	1,058,432
	Kumkang Industrial Co., Ltd.	5,810	75,489
	Kunsul Chemical Industrial Co., Ltd.	7,190	136,291
#	Kwang Dong Pharmaceutical Co., Ltd.	74,760	317,623
* #	Kwang Myung Electric Engineering Co., Ltd.	36,360	51,667
#	Kyeryong Construction Industrial Co., Ltd.	10,770	455,663
#	Kyobo Securities Co., Ltd.	44,300	1,044,544
	Kyung Dong Navien Co., Ltd.	1,740	44,744
* #	Kyungbang Co., Ltd.	1,100	173,232
	Kyungdong City Gas Co., Ltd.	2,270	147,095
	Kyung-in Synthetic Corp.	2,110	37,741
	Kyungnam Energy Co., Ltd.	28,770	101,560
	Lee Ku Industrial Co., Ltd.	35,635	67,470
	LG Dacom Corp.	60,620	1,014,190
#	LG Fashion Corp.	26,035	692,684
#	LG International Corp.	65,552	1,168,958
* #	LG Life Sciences, Ltd.	15,845	877,982
#	LIG Insurance Co., Ltd.	63,770	1,276,385
*	Lotte Chilsung Beverage Co., Ltd.	1,112	1,195,295
* #	Lotte Confectionary Co., Ltd.	990	1,450,850
* #	Lotte Midopa Co., Ltd.	61,160	707,794
* #	Lotte Sam Kang Co., Ltd.	1,770	409,148
	LS Cable, Ltd.	12,000	1,134,187
#	LS Industrial Systems Co., Ltd.	28,250	1,652,979
#	Manho Rope & Wire Co., Ltd.	3,950	61,226
	Meritz Fire Marine Insurance Co., Ltd.	80,248	776,516
#	Meritz Securities Co., Ltd.	55,711	499,237
	Mi Chang Oil Industrial Co., Ltd.	1,790	66,639
	Miwon Commercial Co., Ltd.	1,280	54,893
#	MonAmi Co., Ltd.	3,240	40,953
#	Moorim Paper Co., Ltd.	21,778	203,201
*	Motonic Corp.	2,090	197,483

27

#	Namhae Chemical Corp.	63,074	$1,664,508
* #	Namkwang Engineering & Construction Co., Ltd.	16,682	218,360
*	Namsun Aluminum Co., Ltd.	7,140	48,636
	Namyang Dairy Products Co., Ltd.	745	604,127
	Nasan Co., Ltd.	3,540	86,927
	National Plastic Co., Ltd.	3,250	36,299
* #	NCsoft Corp.	22,620	1,079,724
	Nexen Corp.	3,320	103,807
#	NH Investment & Securities Co., Ltd.	59,219	640,933
#	Nong Shim Co., Ltd.	4,490	912,912
#	Nong Shim Holdings Co., Ltd.	5,210	435,558
#	Noroo Paint Co., Ltd.	14,277	69,592
* #	Orientbio, Inc.	56,370	80,421
#	ORION Corp.	5,470	1,132,070
	Ottogi Corp.	3,910	521,835
	Pacific Corp.	6,730	978,250
#	Pacific Pharmaceutical Co., Ltd.	2,030	76,751
	Pang Rim Co., Ltd.	4,800	117,929
*	Pantech & Curitel Communications, Inc.	4,954	—
*	Pantech Co., Ltd.	4,493	—
	PaperCorea, Inc.	13,740	120,939
#	Pohang Coated Steel Co., Ltd.	6,320	151,334
#	Poong Lim Industrial Co., Ltd.	31,880	291,033
#	Poong San Corp.	41,500	849,935
* #	Prime Entertainment Co., Ltd.	26,770	13,541
#	Pulmuone Co., Ltd.	7,480	364,517
	Pum Yang Construction Co., Ltd.	8,260	139,741
	Pusan Bank	106,400	1,408,000
#	Pusan City Gas Co., Ltd.	14,730	387,509
*	Pyung Hwa Holdings Co., Ltd.	8,013	20,105
	Pyung Hwa Industrial Co., Ltd.	10,456	40,805
* #	RNL BIO Co., Ltd.	33,431	45,892
#	S&T Corp. (6223328)	12,395	250,611
*	S&T Corp. (B2PDGC1)	3,295	250,892
#	S&T Daewoo Co., Ltd.	12,330	361,707
#	S&T Dynamics Co., Ltd.	29,822	259,684
* #	S&T Motors Co., Inc.	92,190	81,062
	S1 Corp.	28,972	1,538,366
* #	Saehan Industries, Inc.	65,180	417,958
*	Saehan Media Corp.	15,530	66,188
* #	Sajo Industries Co., Ltd.	4,820	131,352
* #	Sajo O&F Corp.	1,696	12,986
#	Sam Jin Pharmaceutical Co., Ltd.	4,980	280,972
	Sam Kwang Glass Industrial Co., Ltd.	4,820	190,674
*	Sam Whan Camus Co., Ltd.	5,270	63,888
	Sam Yung Trading Co., Ltd.	13,450	77,772
*	Sambu Construction Co., Ltd.	10,690	647,360
	Samchully Co., Ltd.	4,720	1,051,132
* #	Samho F&G, Inc.	32,880	45,265
#	Samho International Co., Ltd.	12,681	224,756
	Samhwa Crown and Closure Co., Ltd.	2,400	59,739
	Samhwa Paints Industrial Co., Ltd.	26,400	92,631
* #	Samick Musical Instruments Co., Ltd.	146,160	126,894
	Samil Pharmaceutical Co., Ltd.	2,680	40,511
*	Samsung Climate Control Co., Ltd.	6,810	58,916

28

#	Samsung Fine Chemicals Co., Ltd.	29,280	$1,748,716
* #	Samwhan Corp.	13,660	310,373
#	Samyang Corp.	8,991	456,724
* #	Samyang Foods Co., Ltd.	7,360	126,147
#	Samyang Genex Co., Ltd.	4,026	269,212
	Samyang Tongsang Co., Ltd.	1,760	74,782
*	Samyoung Chemical Co., Ltd.	2,420	21,959
#	Samyoung Electronics Co., Ltd.	17,870	227,926
	SC Engineering Co., Ltd.	4,248	17,330
#	Seah Besteel Corp.	16,050	270,584
#	SEAH Holdings Corp.	4,160	421,479
#	SEAH Steel Corp.	5,500	259,080
#	Sebang Co., Ltd.	15,655	212,976
	Sejong Industrial Co., Ltd.	21,610	129,684
	Sempio Foods Co.	4,490	98,081
#	Seondo Electric Co., Ltd.	13,050	33,382
#	Seoul City Gas Co., Ltd.	3,590	313,928
#	Seoul Securities Co., Ltd.	447,434	720,365
* #	Serim Paper Manufacturing Co., Ltd.	24,240	294,258
* #	Seshin Co., Ltd.	19,902	41,745
#	Sewon Cellontech Co., Ltd.	14,221	95,585
*	SGWICUS Corp.	16,060	52,899
*	SH Chemical Co., Ltd.	12,650	113,638
#	Shin Heung Securities Co., Ltd.	11,094	348,375
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	63,336
#	Shin Won Corp.	6,010	126,170
#	Shin Young Securities Co., Ltd.	10,600	674,500
* #	Shinhan Engineering & Construction Co., Ltd.	3,676	69,471
*	Shinil Engineering Co., Ltd.	4,010	51,163
*	Shinpoong Pharmaceutical Co., Ltd.	4,680	108,393
#	Shinsegae Engineering & Construction Co., Ltd.	2,990	90,960
	Shinsung Engineering & Construction Co., Ltd.	14,059	98,736
#	Shinsung Engineering Co., Ltd.	30,420	149,031
*	Shinsung Tongsang Co., Ltd.	8,700	41,343
	Sindo Ricoh Co., Ltd.	11,169	679,825
#	SJM Co., Ltd.	22,510	129,599
#	SK Chemicals Co., Ltd.	22,820	1,445,161
	SK Energy Co., Ltd.	12	1,671
	SK Gas Co., Ltd.	9,960	798,678
#	SKC Co., Ltd.	34,460	850,799
	SL Corp.	19,820	161,855
#	Solomon Mutual Savings Bank	15,007	195,705
*	Songwon Industrial Co., Ltd.	12,420	52,077
#	Soosan Heavy Industries Co., Ltd.	40,700	64,113
*	Ssangyong Cement Industry Co., Ltd.	79,381	1,099,150
*	Ssangyong Corp.	4,186	66,354
* #	Ssangyong Motor Co.	137,030	730,540
*	STX Corp.	14,274	938,237
*	STX Engine Co., Ltd.	28,692	1,481,597
* #	STX Shipbuilding Co., Ltd.	3,326	131,388
* #	Sudo Pharmaceutical Industry Co., Ltd.	66,850	69,902
	Suheung Capsule Co., Ltd.	16,030	103,230
	Sung Bo Chemicals Co., Ltd.	1,930	81,958
#	Sung Chang Enterprise Co., Ltd.	6,150	154,869
* #	Sung Shin Cement Co., Ltd.	22,350	288,445

29

* #	Sungjee Construction Co., Ltd.	4,690	$152,941
* #	Sungwon Corp.	49,310	735,598
*	Sunjin Co., Ltd.	2,840	81,132
#	Sunkyong Securities Co., Ltd.	268,610	881,020
#	Sunwoo Shipping & Technology Co., Ltd.	85,930	184,861
	Tae Kwang Industrial Co., Ltd.	880	942,824
	Tae Kyung Industrial Co., Ltd.	29,140	116,162
#	Taegu Department Store Co., Ltd.	13,040	214,904
* #	Taeyoung Engineering & Construction	90,740	987,747
#	Tai Han Electric Wire Co., Ltd.	24,401	1,188,917
	Tai Lim Packaging Industries Co., Ltd.	6,200	72,461
	TCC Steel	3,016	77,954
* #	Telcoware Co., Ltd.	9,000	74,417
* #	The Will-Bes & Co., Ltd.	11,120	46,539
#	Tong Yang Investment Bank	126,472	2,424,419
* #	Tong Yang Major Corp.	70,586	721,046
#	Tong Yang Moolsan Co., Ltd.	5,500	51,655
*	Trigem Computer, Inc.	13	—
* #	TRYBRANDS, Inc.	38,370	177,773
	TS Corp.	5,500	372,596
#	Uangel Corp.	12,280	71,924
* #	Uni Chem Co., Ltd.	56,800	40,342
#	Unid Co., Ltd.	6,000	247,515
* #	Union Steel Manufacturing Co., Ltd.	13,912	337,590
#	Uniquest Corp.	11,050	72,250
*	VGX International, Inc.	16,954	42,645
* #	Wealth Bridge Co., Ltd.	41,460	31,360
#	Whanin Pharmaceutical Co., Ltd.	13,650	220,609
	Wiscom Co., Ltd.	7,880	34,514
	Woongjin Coway Co., Ltd.	30,440	1,022,772
	Woongjin Thinkbig Co, Ltd.	22,329	571,758
#	Woongjin.Com Co., Ltd.	32,907	797,012
#	Woori Financial Co., Ltd.	20,620	223,174
	WooSung Feed Co., Ltd.	17,000	32,499
	YESCO Co., Ltd.	5,950	246,237
	Yoosung Enterprise Co., Ltd.	33,540	137,009
#	Youlchon Chemical Co., Ltd.	32,710	265,575
*	Young Poong Mining & Construction Corp.	1,580	93
	Young Poong Paper Manufacturing Co., Ltd.	2,170	71,456
	Youngbo Chemical Co., Ltd.	12,640	32,650
#	Youngone Corp.	68,080	678,059
#	Youngpoong Corp.	2,040	951,361
	Yuhan Corp.	9,946	1,975,809
	YuHwa Securities Co., Ltd.	12,910	276,646
* #	Yungjin Pharm Co., Ltd.	124,036	170,447
*	Yuyang Telecom Co., Ltd.	5,530	54,963
*	ZeroOne Interactive Co., Ltd.	32,840	29,775
TOTAL COMMON STOCKS			151,142,697

RIGHTS/WARRANTS — (0.0%)
*	Green Fire Marine Insurance Co., Ltd. Rights 03/14/08	628	3,217
*	Hanwha Securities Co., Ltd. Rights 03/11/08	22,551	115,275
TOTAL RIGHTS/WARRANTS			118,492

TOTAL — SOUTH KOREA			151,261,189

30

TAIWAN — (10.8%)
COMMON STOCKS — (10.8%)
*	A.G.V. Products Corp.	646,000	$263,261
	Aaeon Technology, Inc.	146,746	278,098
	Ability Enterprise Co., Ltd.	668,532	972,924
*	Abocom Systems, Inc.	115,640	48,921
*	Acbel Polytech, Inc.	758,560	304,358
*	Accton Technology Corp.	876,000	349,550
	Allis Electric Co., Ltd.	273,000	82,152
	Altek Corp.	453,935	613,915
	Ampoc Far East Co., Ltd.	153,830	57,048
	Amtran Technology Co., Ltd.	901,308	775,429
	Apex Biotechnology Corp.	178,592	352,177
*	Apex Science & Engineering Corp.	124,000	29,727
	Arima Communication Corp.	593,809	325,397
*	Arima Computer Corp.	1,453,000	258,044
	Arima Optoelectronics Corp.	350,593	284,743
	Asia Chemical Corp.	559,000	292,722
	Asia Polymer Corp.	495,936	402,015
*	Asia Vital Components Co., Ltd.	358,980	266,294
	Aten International Co., Ltd.	175,728	447,479
	Audix Co., Ltd.	259,877	200,554
	Aurora Corp.	522,195	475,851
	Aurora Systems Corp.	244,000	156,846
	Avermedia Technologies, Inc.	332,276	523,259
	Avision, Inc.	333,144	199,506
	Awea Mechantronic Co., Ltd.	120,900	212,707
	Bank of Kaohsiung Co., Ltd.	751,966	371,568
	Basso Industry Corp., Ltd.	322,537	403,411
*	Behavior Tech Computer Corp.	484,938	100,705
*	Bes Engineering Corp.	2,691,750	802,522
	Biostar Microtech International Corp.	223,053	118,702
	C Sun Manufacturing, Ltd.	241,483	138,339
*	Carnival Industrial Corp.	656,000	177,827
	Cathay Chemical Works, Inc.	229,000	100,095
	Cathay Real Estate Development Co., Ltd.	1,230,000	814,292
	Central Reinsurance Co., Ltd.	717,050	396,302
	Chain Qui Development Co., Ltd.	226,083	267,356
	Champion Building Materials Co., Ltd.	519,772	277,414
	Charoen Pokphand Enterprises Co., Ltd.	351,000	191,206
	Cheng Loong Corp.	1,760,330	708,189
	Chenming Mold Industrial Corp.	264,074	88,269
*	Chia Her Industrial Co., Ltd.	539,000	50,594
*	Chia Hsin Cement Corp.	971,000	755,834
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	12,043
	Chicony Electronics Co., Ltd.	569,769	881,182
*	Chien Shing Stainless Steel Co., Ltd.	480,000	151,130
	Chilisin Electronics Corp.	203,466	104,736
	China Chemical & Pharmaceutical Co.	408,000	248,565
	China Ecotek Corp.	170,000	188,224
	China Electric Manufacturing Co., Ltd.	694,900	335,302
*	China General Plastics Corp.	665,000	214,671
	China Glaze Co., Ltd.	324,555	126,019

31

	China Hi-Ment Corp.	355,804	$388,216
*	China Life Insurance Co., Ltd.	1,539,418	1,106,884
*	China Man-Made Fiber Co., Ltd.	2,399,879	821,679
	China Metal Products Co., Ltd.	388,772	698,347
*	China Petrochemical Development Corp.	3,185,000	1,520,792
*	China Rebar Co., Ltd.	55,174	8,067
	China Steel Chemical Corp.	375,909	928,833
	China Steel Structure Co., Ltd.	232,000	142,594
	China Synthetic Rubber Corp.	712,954	924,566
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	132,124
	Chinese Maritime Transport, Ltd.	426,850	1,206,911
	Ching Feng Home Fashions Industries Co., Ltd.	192,474	150,777
	Chin-Poon Industrial Co., Ltd.	558,649	465,926
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	498,255	1,003,008
	Chun Yu Works & Co., Ltd.	469,000	148,522
	Chun Yuan Steel Industrial Co., Ltd.	913,976	390,472
	Chung Hsin Electric & Machinery Co., Ltd.	753,000	585,313
	Chung Hung Steel Corp.	1,863,000	1,261,096
	Chung Hwa Pulp Corp.	843,594	570,299
*	Clevo Co.	855,944	1,258,640
	Collins Co., Ltd.	661,000	252,946
	Compeq Manufacturing Co., Ltd.	2,207,000	704,236
	Continental Engineering Corp.	1,297,067	882,257
	Cosmo Electronics Corp.	172,000	225,270
*	Cosmos Bank Taiwan	1,746,500	171,176
	CTCI Corp.	938,748	734,070
	CX Technology Co., Ltd.	200,368	115,169
	Cybertan Technology, Inc.	412,012	665,949
	Cyntec Co., Ltd.	311,552	342,456
	Da-Cin Construction Co., Ltd.	438,711	205,086
*	De Licacy Industries Co.	100,000	22,492
*	Delpha Construction Co., Ltd.	462,000	119,253
	Depo Auto Parts Industrial Co., Ltd.	270,000	861,044
*	Der Pao Construction Co., Ltd.	476,000	12,626
	Diamond Flower Electric Instrument Co., Ltd.	199,514	466,140
	D-Link Corp.	557,160	885,169
	Eastern Media International	2,002,128	614,151
	Eclat Textile Co., Ltd.	229,317	123,780
	Edom Technology Co., Ltd.	238,776	128,531
	Elan Microelectronics Corp.	565,728	834,241
*	E-Lead Electronic Co., Ltd.	150,000	178,045
	Elite Material Co., Ltd.	312,479	110,993
	Elite Semiconductor Memory Technology, Inc.	355,534	577,809
*	Elitegroup Computer Systems Co., Ltd.	2,035,335	753,070
	Enlight Corp.	442,895	124,968
*	EnTie Commercial Bank	882,246	222,936
	Eten Information Systems, Ltd.	255,488	331,082
	Eternal Chemical Co., Ltd.	390,000	429,524
	Everest Textile Co., Ltd.	830,562	202,599
	Evergreen International Storage & Transport Corp.	1,691,000	1,139,710
	Everlight Chemical Industrial Corp.	655,000	361,606
*	Everspring Industry Co., Ltd.	417,530	110,086
	Evertop Wire Cable Corp.	276,629	76,299

32

	Excel Cell Electronics Co., Ltd.	143,000	$70,821
*	Far Eastern International Bank	3,163,048	1,064,705
	Federal Corp.	717,144	490,419
	Feng Hsin Iron & Steel Co., Ltd.	849,098	1,591,229
	Feng Tay Enterprise Co., Ltd.	791,561	598,382
*	FIC Global, Inc.	27,289	6,449
	First Copper Technology Co., Ltd.	703,000	294,725
	First Hotel	351,203	400,756
*	First Steamship Co., Ltd.	429,000	912,260
	Flytech Technology Co., Ltd.	112,500	354,046
*	Formosa Epitaxy, Inc.	223,000	212,267
	Formosa International Hotels Corp.	81,478	1,212,353
	Formosan Rubber Group, Inc.	841,000	586,713
	Fortune Electric Co., Ltd.	396,000	610,206
*	Fu I Industrial Co., Ltd.	97,900	33,666
	Fwuson Industry Co., Ltd.	453,000	200,015
	G Shank Enterprise Co., Ltd.	290,408	300,304
*	G.T.M. Corp.	338,000	303,943
	Gem Terminal Industries Co., Ltd.	250,922	226,941
	Giant Manufacture Co., Ltd.	483,170	1,085,892
*	Giga Storage Corp.	501,859	124,998
	Giga-Byte Technology Co., Ltd.	1,390,800	867,892
	Globe Union Industrial Corp.	406,438	412,070
	Gold Circuit Electronics, Ltd.	776,904	553,902
	Goldsun Development & Construction Co., Ltd.	1,984,265	1,242,517
	Good Will Instrument Co., Ltd.	134,400	98,599
	Gordon Auto Body Parts Co., Ltd.	233,789	87,608
*	Grand Pacific Petrochemical Corp.	1,061,000	392,283
	Grape King, Inc.	183,000	124,612
	Great China Metal Industry Co., Ltd.	462,000	218,034
	Great Taipei Gas Co., Ltd.	776,000	433,386
	Great Wall Enterprise Co., Ltd.	718,543	950,620
	Greatek Co., Ltd.	768,887	959,635
	Hanpin Co., Ltd.	151,000	91,389
	Hey Song Corp.	765,000	431,834
	Highwealth Construction Corp.	944,914	1,247,882
*	Hitron Technologies, Inc.	188,000	59,234
*	Ho Tung Holding Corp.	951,486	291,340
*	Hocheng Corp.	603,000	214,122
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	113,054
	Hong Tai Electric Industrial Co., Ltd.	567,000	441,766
	Hong Yi Fiber Industry Co., Ltd.	216,000	69,238
	Honmyue Enterprise Co., Ltd.	252,000	68,347
	Hota Industrial Manufacturing Co., Ltd.	192,200	238,461
	Hsin Kuang Steel Co., Ltd.	391,826	481,667
	Hsing Ta Cement Co., Ltd.	570,000	210,048
	Hua Eng Wire & Cable Co., Ltd.	988,565	378,507
	Huang Hsiang Construction Corp.	348,000	896,677
	Hung Ching Development & Construction Co., Ltd.	409,000	212,848
	Hung Poo Construction Corp.	485,800	773,349
	Hung Sheng Construction Co., Ltd.	887,000	746,770
*	Hwa Fong Rubber Co., Ltd.	467,000	132,250
	Ichia Technologies, Inc.	475,939	342,929
	I-Chiun Precision Industry Co., Ltd.	235,256	258,486
	Inernational Semiconductor Technology, Ltd.	688,065	275,983

33

	Infortrend Technology, Inc.	366,918	$565,440
	ITE Technology, Inc.	172,000	452,944
*	Jean Co., Ltd.	288,000	90,791
	Johnson Health Tech Co., Ltd.	161,000	288,258
	Jui Li Enterprise Co., Ltd.	336,000	123,870
	K Laser Technology, Inc.	248,343	213,396
	Kang Na Hsiung Co., Ltd.	302,000	160,149
*	Kao Hsing Chang Iron & Steel Corp.	715,000	206,018
	Kaulin Manufacturing Co., Ltd.	242,770	231,942
	Kee Tai Properties Co., Ltd.	731,850	510,805
*	Kenda Rubber Industrial Co., Ltd.	736,879	593,508
	King Yuan Electronics Co., Ltd.	2,011,334	998,808
	Kingdom Construction Co., Ltd.	889,000	478,123
*	King’s Town Bank	1,702,701	511,725
*	King’s Town Construction Co., Ltd.	494,994	426,335
	Kinpo Electronics, Inc.	2,606,037	864,871
	Knowledge-Yield-Excellence Systems Corp.	368,841	507,525
	Kung Long Batteries Industrial Co., Ltd.	64,000	78,346
*	Kuoyang Construction Co., Ltd.	687,000	435,201
*	Kwong Fong Industries Corp.	996,000	319,004
	Lan Fa Textile Co., Ltd.	535,340	199,996
*	Lead Data Co., Ltd.	617,920	149,633
	Leader Electronics, Inc.	174,477	76,952
*	Leadtek Research, Inc.	231,700	91,950
*	Lealea Enterprise Co., Ltd.	1,141,000	358,964
	Lee Chang Yung Chemical Industry Corp.	853,847	963,237
	Lee Chi Enterprises Co., Ltd.	326,000	130,167
	Lelon Co., Ltd.	251,170	92,884
*	Leofoo Development Co., Ltd.	507,000	367,671
	Les Enphants Co., Ltd.	281,080	202,559
*	Li Peng Enterprise Co., Ltd.	930,600	298,217
	Lian Hwa Foods Corp.	196,000	78,118
*	Lien Chang Electronic Enterprise Co., Ltd.	147,000	45,489
	Lien Hwa Industrial Corp.	1,089,302	803,947
	Lingsen Precision Industries, Ltd.	496,575	190,494
	Lite-On Technology Corp.	1	—
	Long Bon Development Co., Ltd.	759,062	450,686
	Long Chen Paper Co., Ltd.	823,668	325,907
	Lucky Cement Corp.	620,000	213,216
	Makalot Industrial Co., Ltd.	237,202	513,264
	Mayer Steel Pipe Corp.	256,584	238,947
	Maywufa Co., Ltd.	177,632	91,940
	Meiloon Co., Ltd.	391,119	257,529
	Mercuries & Associates, Ltd.	940,455	654,720
*	Mercuries Data Co., Ltd.	285,292	64,871
	Merida Industry Co., Ltd.	375,800	676,612
	Merry Electronics Co., Ltd.	238,363	604,158
	Microelectronics Technology, Inc.	665,000	363,378
	Micro-Star International Co., Ltd.	1,650,361	1,312,640
*	Microtek International, Inc.	387,000	61,210
	Min Aik Technology Co., Ltd.	185,770	238,425
	Mirle Automation Corp.	238,637	291,976
	Mitac Technology Corp.	656,360	525,210
	Mobiletron Electronics Co., Ltd.	135,000	127,988
	Mospec Seminconductor Corp.	131,000	148,093

34

*	Mustek Systems, Inc.	591,708	$148,239
	Nak Sealing Technologies Corp.	121,954	142,955
*	Namchow Chemical Industrial Co., Ltd.	473,000	149,601
	Nankang Rubber Tire Co., Ltd.	778,171	1,304,131
	Nantex Industry Co., Ltd.	383,110	363,401
	National Petroleum Co., Ltd.	455,824	420,386
*	New Asia Construction & Development Co., Ltd.	352,618	78,619
	Nien Hsing Textile Co., Ltd.	981,000	631,994
	Ocean Plastics Co., Ltd.	342,200	246,866
*	Optimax Technology Corp.	968,674	288,042
*	Opto Tech Corp.	714,886	606,159
*	Orient Semiconductor Electronics, Ltd.	226,487	56,364
	Oriental Union Chemical Corp.	1,074,302	1,044,840
*	Pacific Construction Co., Ltd.	1,054,000	116,399
*	Pacific Electric Wire & Cable Corp.	726,000	12,212
	Pan Jit International, Inc.	390,005	351,576
	Pan-International Industrial Corp.	114,000	204,450
*	PC Home Online	49,000	39,045
	Phihong Technology Co., Ltd.	538,180	336,232
	Phoenix Precision Technology Corp.	1,308,342	890,576
	Phoenixtec Power Co., Ltd.	703,725	1,064,010
*	Picvue Electronics, Ltd.	72,760	—
	Pihsiang Machinery Mfg. Co., Ltd.	251,534	505,181
*	Potrans Electrical Corp.	228,000	32,155
	Prince Housing & Development Corp.	1,569,319	901,551
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,707,199	280,662
	Promise Technology, Inc.	217,223	125,269
*	Protop Technology Co., Ltd.	192,000	6,707
*	Quintain Steel Co., Ltd.	613,000	156,952
	Radium Life Tech Corp.	704,586	798,048
*	Ralec Electronic Corp.	91,717	110,470
*	Rectron, Ltd.	185,496	27,131
*	Reward Wool Industry Corp.	314,000	104,735
*	Rexon Industrial Corp., Ltd.	469,000	130,884
	Richtek Technology Corp.	21,532	189,996
*	Ritek Corp.	5,595,000	1,336,088
	Ruentex Development Co., Ltd.	1,163,000	1,241,836
	Ruentex Industries, Ltd.	1,252,000	1,155,957
*	Sainfoin Technology Corp.	131,260	—
*	Sampo Corp.	1,721,124	369,081
	San Fang Chemical Industry Co., Ltd.	266,770	200,813
	Sanyang Industrial Co., Ltd.	1,335,000	919,176
	Sanyo Electric Co., Ltd.	503,000	665,167
	SDI Corp.	274,000	255,287
	Senao International Co., Ltd.	371,884	526,894
	Shan-Loong Transportation Co., Ltd.	135,385	70,924
	Sheng Yu Steel Co., Ltd.	552,980	562,246
	Shihlin Electric & Engineering Corp.	895,000	1,103,113
*	Shihlin Paper Corp.	418,000	646,301
*	Shin Shin Co., Ltd.	49,000	41,516
	Shinkong Co., Ltd.	516,316	299,228
*	Shinkong Synthetic Fibers Co., Ltd.	2,321,961	889,772
*	Shuttle, Inc.	290,152	121,937
	Sigurd Microelectronics Corp.	404,397	222,431

35

	Silicon Integrated Systems Corp.	2,346,137	$798,426
	Silitech Technology Corp.	221,303	682,831
	Sincere Navigation Corp.	591,669	1,205,730
	Sinkang Industries Co., Ltd.	259,805	199,818
	Sinkong Spinning Co., Ltd.	469,542	484,689
	Sinon Corp.	551,000	209,805
*	Sintek Photronics Corp.	1,439,463	411,862
	Sinyi Realty, Inc.	365,925	1,209,491
	Sitronix Technology Corp.	149,928	396,778
	Siward Crystal Technology Co., Ltd.	191,439	115,783
*	Solelytex Enterprise Corp.	214,200	159,724
*	Solomon Technology Corp.	583,000	365,407
	South East Soda Manufacturing Co., Ltd.	240,250	185,300
	Southeast Cement Co., Ltd.	899,700	407,119
	SPI Electronic Co., Ltd.	249,718	275,998
	Spirox Corp.	262,477	237,867
	Springsoft, Inc.	309,242	331,385
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	181,551
	Standard Foods Taiwan, Ltd.	531,000	290,624
	Stark Technology, Inc.	311,100	156,443
	Sunonwealth Electric Machine Industry Co., Ltd.	305,077	178,371
	Sunplus Technology Co., Ltd.	530,000	591,941
	Sunrex Technology Corp.	525,962	638,010
*	Syscom Computer Engineering Co.	140,000	40,372
	Sysware Systex Corp.	290,432	296,675
*	T JOIN Transportation Co.	802,000	428,420
	Ta Chen Stainless Pipe Co., Ltd.	735,197	993,626
*	Ta Chong Bank, Ltd.	3,172,212	937,634
	Ta Ya Electric Wire & Cable Co., Ltd.	871,578	277,072
	Ta Yih Industrial Co., Ltd.	194,000	140,632
	Tah Hsin Industrial Corp.	447,000	373,390
*	Tai Roun Products Co., Ltd.	258,000	97,010
	Ta-I Technology Co., Ltd.	217,266	168,213
*	Taichung Commercial Bank	2,187,112	974,826
	Tainan Enterprises Co., Ltd.	250,829	331,983
	Tainan Spinning Co., Ltd.	2,480,000	1,406,004
*	Taisun Enterprise Co., Ltd.	542,000	192,851
*	Taita Chemical Co., Ltd.	439,000	150,358
	Taiwan Acceptance Corp.	229,480	156,580
	Taiwan Fire & Marine Insurance Co., Ltd.	529,602	465,816
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	16,965
	Taiwan Fu Hsing Industrial Co., Ltd.	333,300	190,365
	Taiwan Hon Chuan Enterprise Co., Ltd.	283,840	259,147
	Taiwan Kai Yih Industrial Co., Ltd.	230,722	108,841
*	Taiwan Kolin Co., Ltd.	1,356,000	559,987
	Taiwan Life Insurance Co., Ltd	800,165	1,340,878
	Taiwan Line Tek Electronic Co., Ltd.	71,658	41,319
	Taiwan Mask Corp.	528,720	294,784
	Taiwan Navigation Co., Ltd.	598,777	1,064,974
	Taiwan Paiho Co., Ltd.	398,410	434,005
	Taiwan Polypropylene Co., Ltd.	461,824	343,333
*	Taiwan Pulp & Paper Corp.	618,000	238,446
*	Taiwan Sakura Corp.	411,080	161,681
	Taiwan Secom Co., Ltd.	691,332	1,186,014
	Taiwan Sogo Shinkong Security Co., Ltd.	495,724	446,185

36

	Taiwan Styrene Monomer Corp.	958,547	$427,366
*	Taiwan Tea Corp.	1,241,714	1,148,731
	Taiyen Biotech Co., Ltd.	438,000	379,903
*	Teapo Electronic Corp.	712,000	134,270
	Teco Electric & Machinery Co., Ltd.	2,784,000	1,567,354
	Tecom, Ltd.	447,114	241,958
	Ten Ren Tea Co., Ltd.	123,980	117,210
	Test-Rite International Co., Ltd.	774,946	482,446
	Tex-Ray Industrial Co., Ltd.	188,000	78,865
	The Ambassador Hotel	597,000	879,867
*	The Chinese Bank	1,694,000	—
	The First Insurance Co., Ltd.	498,760	242,468
	Thinking Electronic Industrial Co., Ltd.	184,203	164,576
	Thye Ming Industrial Co., Ltd.	240,000	485,978
	Ton Yi Industrial Corp.	2,487,280	1,126,780
	Tong Yang Industry Co., Ltd.	648,864	597,846
*	Tsann Kuen Enterprise Co., Ltd.	454,340	603,266
	TSRC Corp.	903,975	1,216,000
	TTET Union Corp.	264,000	288,041
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	382,000	88,966
*	Twinhead International Corp.	766,504	105,590
	TYC Brother Industrial Co., Ltd.	472,886	343,651
*	Tycoons Group Enterprise Co., Ltd.	719,000	167,190
	Tyntek Corp.	407,774	354,977
	Tze Shin International Co., Ltd.	298,920	190,825
*	Uniform Industrial Corp.	84,530	104,257
*	Union Bank of Taiwan	2,955,488	657,106
*	Union Insurance Co., Ltd.	79,732	40,011
	Unitech Electronics Co., Ltd.	313,503	133,085
	Unitech Printed Circuit Board Corp.	628,857	528,368
	United Integration Service Co., Ltd.	446,439	391,371
	Unity Opto Technology Co., Ltd.	335,753	304,293
*	Universal Cement Corp.	874,251	428,656
	Universal Microelectronics Co., Ltd.	158,000	79,061
	Universal Scientific Industrial Co., Ltd.	1,675,548	865,528
	Universal, Inc.	123,000	50,511
	UPC Technology Corp.	1,311,599	788,335
	USI Corp.	1,203,000	739,522
*	U-TECH Media Corp.	317,000	93,391
*	Ve Wong Corp.	311,000	246,415
*	Veutron Corp.	145,000	73,403
*	Via Technologies, Inc.	2,114,000	1,292,402
*	Visual Photonics Epitacy Co., Ltd.	166,000	230,520
	Walsin Technology Corp., Ltd.	982,682	692,668
	Wan Hwa Enterprise Co., Ltd.	451,913	272,765
	Waterland Financial Holdings	3,593,260	1,373,202
*	Wei Chih Steel Industrial Co., Ltd.	433,000	127,380
*	Wei Chuan Food Corp.	737,000	487,576
	Weltrend Semiconductor, Inc.	343,884	305,388
	Wistron NeWeb Corp.	259,381	363,550
	WPG Holdings Co., Ltd.	387,102	424,014
*	Wus Printed Circuit Co., Ltd.	836,205	206,668
*	Ya Hsin Industrial Co., Ltd.	1,032,578	—
	Yageo Corp.	4,798,000	1,459,210
	Yeung Cyang Industrial Co., Ltd.	404,142	478,058

37

*	Yi Jinn Industrial Co., Ltd.	709,000	$112,135
	Yieh Phui Enterprise Co., Ltd.	2,301,035	1,050,265
	Yosun Industrial Corp.	449,130	326,106
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,852,458	1,201,140
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	255,672	363,081
	Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	450,019
	Yung Tay Engineering Co., Ltd.	729,000	580,786
	Zig Sheng Industrial Co., Ltd.	795,442	204,933
	Zinwell Corp.	316,376	960,359
	Zippy Technology Corp.	207,570	127,382
	Zyxel Communication Corp.	960,030	1,046,250

TOTAL — TAIWAN			164,582,083

THAILAND — (2.9%)
COMMON STOCKS — (2.9%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	265,000	101,033
*	Adkinson Securities PCL (Foreign)	13,031,600	310,523
*	Advance Agro PCL (Foreign)	809,000	992,776
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	168,646
	Amata Corp. PCL (Foreign)	2,369,800	1,219,722
*	Apex Development (Foreign)	3,536	2,420
	Asia Plus Securities PCL (Foreign)	5,068,950	618,420
#	Asian Property Development PCL (Foreign)	4,535,100	922,149
	Asian Property Development PCL (Foreign) NVDR	1,911,600	388,697
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	287,915
#	Bangkok Chain Hospital PCL (Foreign)	1,855,500	445,084
	Bangkok Expressway PCL (Foreign)	1,458,800	1,015,019
	Bangkok First Investment & Trust PCL (Foreign)	702,200	139,436
	Bangkok Insurance PCL (Foreign)	84,734	748,405
*	Bangkok Land PCL (Foreign)	14,748,970	342,073
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	506,992
*	Bangkok Rubber PCL (Foreign)	14,600	1,150
	Big C Supercenter PCL (Foreign)	48,000	70,532
#	Bualuang Securities PCL (Foreign)	240,000	182,240
	Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	742,399
	Capital Nomura Securities PCL (Foreign)	46,000	50,056
	Capital Nomura Securities PCL (Foreign) NVDR	45,000	48,967
*	Central Paper Industry PCL (Foreign)	20	1,334
	Central Plaza Hotel PCL (Foreign)	916,100	168,813
	Ch. Karnchang PCL (Foreign)	2,746,200	702,364
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	160,756
	Dynasty Ceramic PCL (Foreign)	882,400	448,559
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	311,654
*	Erawan Group PCL	335,930	48,028
	Erawan Group PCL (Foreign)	3,710,340	530,470
	GMM Grammy PCL (Foreign)	928,000	294,837
*	Golden Land Property PCL (Foreign)	485,616	123,429
*	Golden Land Property PCL (Foreign) NVDR	41,200	10,472
	Hana Microelectronics PCL (Foreign)	1,281,796	773,761
	Hermraj Land & Development PCL (Foreign)	16,126,900	578,980
	Home Product Center PCL (Foreign)	4,526,470	716,182
	ICC International PCL (Foreign)	204,600	269,766
	Indorama Polymers PCL (Foreign)	207,000	59,190

38

*	ITV PCL (Foreign)	2,785,600	$92,927
	Jasmine International PCL (Foreign)	22,596,400	186,658
	Kang Yong Electric PCL (Foreign)	7,200	9,236
#	KGI Securities One PCL (Foreign)	6,065,846	474,090
	Khon Kaen Sugar Industry PCL (Foreign)	581,600	266,085
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	58,859
#	Kiatnakin Finance PCL (Foreign)	834,300	781,949
#	Kim Eng Securities Thailand PCL (Foreign)	989,700	809,683
	Krungthai Card PCL (Foreign)	576,700	415,920
#	L.P.N. Development PCL (Foreign)	415,250	89,712
	L.P.N. Development PCL (Foreign) NVDR	5,839,800	1,261,657
	Laguna Resorts & Hotels PCL (Foreign)	80,500	122,764
	Lalin Property PCL (Foreign)	1,650,500	146,828
#	Lanna Resources PCL (Foreign)	833,500	505,793
	Loxley PCL (Foreign)	5,615,220	438,870
#	Major Cineplex Group PCL (Foreign)	2,031,200	1,142,248
	MBK Development PCL (Foreign)	330,900	751,687
	Minor Corp. PCL (Foreign)	350,180	161,322
	MK Real Estate Development PCL (Foreign)	1,960,260	146,981
	Muramoto Electronic (Thailand) PCL (Foreign)	17,000	88,578
*	Nakornthai Strip Mill PCL (Foreign)	42,252,000	349,024
*	Nation Multimedia Group PCL (Foreign)	146,259	38,104
	Noble Development PCL (Foreign)	573,600	75,083
*	Pacific Assets PCL (Foreign)	141,000	20,920
	Padaeng Industry PCL (Foreign) NVDR (6362351)	588,500	649,734
	Padaeng Industry PCL (Foreign) NVDR (6666990)	73,800	81,479
	Patum Rice Mill & Granary PCL (Foreign)	5,500	6,815
	Phatra Insurance PCL (Foreign)	10,000	51,469
	Polyplex PCL (Foreign)	970,000	209,563
	Power Line Engineering PCL (Foreign)	1,369,100	228,365
	Pranda Jewelry PCL (Foreign)	118,000	33,741
*	Property Perfect PCL (Foreign)	2,485,300	311,107
	Quality Houses PCL (Foreign)	17,899,800	1,364,878
	Regional Container Lines PCL (Foreign)	1,185,300	960,291
#	Robinson Department Store PCL (Foreign)	1,875,025	667,205
	Rojana Industrial Park PCL (Foreign)	1,122,800	556,495
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	216,839
	Saha-Union PCL (Foreign)	636,600	382,263
	Sahaviriya Steel Industries PCL (Foreign)	22,178,500	641,221
#	Samart Corporation PCL (Foreign)	2,154,900	503,209
	Samart I-Mobile PCL (Foreign)	950,300	603,844
	Sammakorn PCL (Foreign)	75,000	5,242
	Sansiri PCL (Foreign)	2,901,166	341,043
	SC Asset Corp. PCL (Foreign)	580,100	289,359
	Seamico Securities PCL (Foreign)	1,759,022	190,014
	SE-Education PCL (Foreign)	253,600	76,543
	Serm Suk PCL (Foreign)	10,000	5,973
*	Serm Suk PCL (Foreign) NVDR	39,000	23,295
*	Shinawatra Satellite PCL (Foreign)	2,372,000	776,222
	Siam Future Development PCL (Foreign)	220,000	78,983
	Siam Industrial Credit PCL (Foreign)	178,162	23,661
	Siam Makro PCL (Foreign)	512,100	1,602,600
* #	Sino-Thai Engineering & Construction PCL (Foreign)	2,310,900	425,837
	Sri Trang Agro Industry PCL (Foreign)	370,998	152,053
	Srithai Superware PCL (Foreign)	439,300	115,146

39

	Supalai PCL (Foreign)	2,640,533	$300,337
	SVOA PCL (Foreign)	1,007,100	41,596
	Tata Steel (Thailand) PCL (Foreign)	10,445,300	750,004
	Thai Carbon Black PCL (Foreign)	87,900	79,592
	Thai Plastic & Chemicals PCL (Foreign)	1,857,400	1,239,250
	Thai Reinsurance PCL (Foreign)	1,484,700	287,742
*	Thai Rung Union Car PCL (Foreign)	759,600	60,334
	Thai Stanley Electric (Thailand) PCL (Foreign)	153,600	702,729
#	Thai Union Frozen Products PCL (Foreign)	646,000	418,694
	Thai Vegetable Oil PCL (Foreign)	911,875	579,428
	Thai Wacoal PCL (Foreign)	78,000	84,257
	Thanachart Capital PCL (Foreign)	3,592,300	1,757,631
	Ticon Industrial Connection PCL (Foreign)	1,026,600	619,711
	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	63,504
	Tipco Asphalt PCL (Foreign)	352,190	266,310
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	147,409
	Tisco Bank PCL (Foreign) NVDR	167,800	158,604
	TISCO Finance PCL (Foreign)	745,900	734,643
	TPI Polene PCL (Foreign)	229,400	53,205
*	TT&T PCL (Foreign)	7,453,700	189,451
*	Tuntex (Thailand) PCL (Foreign)	126,728	7,731
*	Tycoons Worldwide Group PCL (Foreign)	804,700	149,563
*	Union Mosaic Industry PCL (Foreign)	681,900	18,848
	United Palm Oil Industry PCL (Foreign)	21,000	47,371
	Univentures PCL (Foreign)	1,801,100	165,947
	Vanachai Group PCL (Foreign)	2,859,066	334,277
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	118,102
	Vinythai PCL (Foreign)	2,273,034	527,185
TOTAL COMMON STOCKS			44,416,171

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	217,333	691
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	1,099,600	48,561
*	SVI PCL (Foreign) Warrants 12/06/10	612,160	11,864
TOTAL RIGHTS/WARRANTS			61,116

TOTAL — THAILAND			44,477,287

TURKEY — (2.9%)
COMMON STOCKS — (2.9%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	114,753	803,651
	Adana Cimento Sanayi Ticaret A.S.	1,029,251	535,991
	Afyon Cimento Sanayii Ticaret A.S.	201	189,210
*	Ak-Al Tekstil A.S.	1	—
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	1,497,513
*	Akenerji Elektrik Uretim A.S.	80,193	690,214
	Aksa Akrilik Kimya Sanayii A.S.	206,894	319,286
	Aksigorta A.S.	315,148	1,564,505
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	45,473
	Alarko Holding A.S.	326,389	760,711
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	54,101	80,978
	Alkim Alkali Kimya A.S.	37,197	236,986

40

*	Alternatifbank A.S.	1	$1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	72,764	414,364
	Anadolu Anonim Turk Sigorta Sirketi A.S.	619,763	799,132
	Anadolu Cam Sanayii A.S.	578,340	1,410,708
	Anadolu Hayat Sigorta A.S.	209,393	613,502
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	31,571	233,599
*	Ayen Enerji A.S.	161,469	340,076
	Aygaz A.S.	410,610	1,429,426
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,146	500,153
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	416,723
	Bati Anabolu Cimento A.S.	110,525	800,403
	Bati Soeke Cimento Sanayi A.S.	67,601	137,254
*	Beko Elektronik A.S.	234,899	195,550
	Bolu Cimento Sanayii A.S.	284,896	417,536
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	263,857
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	2,600	167,672
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	233,588
*	Boyner Buyuk Magazacilik A.S.	189,233	336,183
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	319,219
	BSH ev Aletleri Sanayi ve Ticaret A.S.	5,040	106,955
	Bursa Cimento Fabrikasi A.S.	115,360	891,361
	Celebi Hava Servisi A.S.	51,037	335,354
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	123,629	160,794
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	1,505,713
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	114,830	1,425,350
*	Dogan Gazetecilik A.S.	105,300	223,147
	Dogus Otomotiv Servis ve Ticaret A.S.	161,473	899,222
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	411,870	230,562
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	1,087,973
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	275,608
*	Ege Plstik Ticaret ve Sanayi A.S.	1	—
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	100,949
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	129,243
*	Fortis Bank A.S.	1	1
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	124,213	117,787
*	Global Yatirim Holding A.S.	553,230	528,148
*	Goldas Kuyumculuk Sanayi A.S.	223,653	513,098
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	314,452
*	Goodyear Lastikleri T.A.S.	16,988	182,027
*	GSD Holding A.S.	924,152	747,286
*	Gunes Sigorta A.S.	179,660	238,574
	Hektas Ticaret T.A.S.	130,556	132,180
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	581,201	1,377,278
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	70,923	146,514
*	Ihlas Holding A.S.	1,237,042	1,004,796
*	Isiklar Ambalaj A.S.	199,020	128,484
*	Izmir Demir Celik Sanayii A.S.	154,263	293,254
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	661,242
	Karton Sanayi ve Ticaret A.S.	4,287	191,175
*	Klimasan Klima Sanayi ve Ticaret A.S.	23,281	99,381
	Konya Cimento Sanayii A.S.	5,645	212,086
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	250,232	543,076
	Mardin Cimento Sanayii ve Ticaret A.S.	155,584	793,223

41

*	Marmari Marti Otel Isletmeleri A.S.	226,058	$166,447
	Marshall Boya ve Vernik Sanayii A.S.	10,097	106,903
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	433,859	154,025
	Migros Turk A.S.	1	11
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	64,746
*	Mudurnu Tavukculuk A.S.	1,740	642
*	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	128,822
*	Nergis Holding A.S.	1,784	5,408
*	Net Holding A.S.	1,239,663	863,904
*	Net Turizm Ticaret ve Sanayi A.S.	318,792	228,918
	Nortel Networks Netas Telekomuenikasyon A.S.	9,206	139,470
	Otobus Karoseri Sanayi A.S.	44,321	619,593
*	Parsan Makina Parcalari Sanayii A.S.	102,576	180,437
	Pinar Entegre Et ve Un Sanayi A.S.	87,173	252,279
	Pinar Sut Mamulleri Sanayii A.S.	83,887	417,661
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,767
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	111,145
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	109,462	240,407
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	156,998
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—
*	Tat Konserve Sanayii A.S.	284,245	646,299
*	Tekstil Bankasi A.S.	359,314	378,684
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	55,927	366,803
	Tofas Turk Otomobil Fabrikasi A.S.	1	5
	Trakya Cam Sanayii A.S.	772,481	1,502,375
*	Turk Demir Dokum Fabrikalari A.S.	72,898	559,304
*	Turk Ekonomi Bankasi A.S.	569,776	909,084
	Ulker Biskuvi Sanayi A.S.	394,954	1,224,933
	USAS Ucak Servisi A.S.	71,628	94,397
*	Uzel Makina Sanayii A.S.	156,941	179,222
*	Vakif Finansal Kiralama A.S.	24,721	58,307
*	Vestel Elektronik Sanayi ve Ticaret A.S.	302,726	499,893
	Yapi Kredi Finansal Kiralama A.S.	163,135	395,080
	Yapi Kredi Sigorta A.S.	102,412	1,039,823
*	Zorlu Enerji Elektrik Uretim A.S.	115,876	422,587

TOTAL — TURKEY			43,466,136

		Face Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (11.9%)
@	Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $115,946,378 FHLMC 4.725%(r), 09/01/35 & FNMA, rates ranging from 5.90% to 6.00%, maturities ranging from 08/01/37 to 10/01/37, valued at $102,000,000) to be repurchased at $100,026,500	$100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $96,293,947 FHLMC, rates ranging from 3.706%(r) to 7.000%, maturities ranging from 12/01/22 to 12/01/37; FNMA 5.221%(r), 07/01/35; & GNMA 5.000%, 09/15/35 & 7.000%, 06/15/36, valued at $83,549,595) to be repurchased at $81,933,074	81,911	81,911,367
TOTAL SECURITIES LENDING COLLATERAL			181,911,367

TOTAL INVESTMENTS - (100.0%)
(Cost $1,158,053,407) ##			$1,526,280,082

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$315,730,354
Level 2 – Other Significant Observable Inputs	1,210,549,728
Level 3 – Significant Unobservable Inputs	—
Total	$1,526,280,082

42

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Face Amount	Value †
		(000)
UNITED STATES — (99.5%)
BONDS — (19.1%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	$91,700	$91,404,634
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	89,000	88,956,479
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	85,400	84,624,483
	Deutsche Bank AG Floating Rate Note
(r)	5.370%, 07/30/09	63,000	62,938,197
	General Electric Capital Corp. Floating Rate Note
(r)	5.360%, 10/24/08	9,500	9,489,179
(r)	5.390%, 01/05/09	10,385	10,397,254
	Hewlett-Packard Co. Floating Rate Note
(r)	5.370%, 06/15/09	38,000	37,905,228
	IBM International Group Floating Rate Note
(r)	3.584%, 07/29/09	44,200	44,306,831
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	92,000	91,745,988
	Wachovia Corp. Floating Rate Note
(r)	5.465%, 11/24/09	93,000	92,713,374
	Western Corp. Credit Union Floating Rate Note
(r)	5.340%, 09/25/08	5,000	4,988,110
TOTAL BONDS			619,469,757

CERTIFICATES OF DEPOSIT INTEREST BEARING — (8.4%)
	Bank of Nova Scotia
	3.080%, 03/25/08	52,000	52,000,418
	3.080%, 03/27/08	35,000	35,000,281
	Barclays Bank
	3.050%, 04/25/08	68,000	68,000,000
	3.050%, 04/28/08	26,000	26,000,000
	Royal Bank of Canada
	3.000%, 03/24/08	92,000	92,000,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING			273,000,699

COMMERCIAL PAPER — (72.0%)
	Abbey National North America
	3.030%, 03/04/08	90,000	89,969,400
	ABN-AMRO North American Finance
	3.030%, 03/04/08	90,000	89,969,400
	AIG Funding, Inc.
	2.970%, 03/03/08	12,500	12,496,813

1

Allianz Finance Corp.
3.050%, 03/07/08	$68,500	$68,459,243
3.030%, 03/18/08	25,000	24,961,500
Archer-Daniels-Midland Co.
2.970%, 03/03/08	50,000	49,987,125
3.020%, 03/18/08	6,000	5,990,670
2.950%, 04/10/08	38,700	38,563,896
Bank of Nova Scotia
3.090%, 03/20/08	6,000	5,989,733
BNP Paribas Finance, Inc.
3.060%, 03/04/08	90,000	89,969,400
Cafco LLC
3.200%, 03/06/08	6,000	5,996,410
3.320%, 03/11/08	90,000	89,901,963
Caisse Centrale Desjardins Du Quebec
3.000%, 05/20/08	67,000	66,542,323
CBA (DE) Finance, Inc.
3.070%, 03/31/08	15,000	14,960,243
4.400%, 04/02/08	70,000	69,802,754
Ciesco L.P.
3.250%, 03/10/08	73,500	73,427,095
CME Group, Inc.
2.990%, 03/04/08	52,100	52,082,286
3.050%, 03/07/08	15,000	14,991,104
CRC Funding LLC
3.400%, 03/06/08	3,500	3,497,906
3.320%, 03/11/08	92,000	91,899,784
Danske Corp.
3.020%, 03/13/08	58,000	57,935,597
4.490%, 04/03/08	35,000	34,898,455
Deutsche Bank Financial
3.130%, 03/05/08	90,000	89,961,750
Dexia Delaware LLC
4.340%, 03/04/08	93,000	92,968,380
Electricite de France
4.400%, 03/03/08	25,000	24,993,625
FPL Fuels, Inc.
3.000%, 03/13/08	5,000	4,994,394
ING America Insurance Holdings
4.250%, 04/02/08	15,000	14,957,733
KFW International Finance, Inc.
3.000%, 03/10/08	16,500	16,485,939
Kreditanstalt fuer Wiederaufbau
3.000%, 03/07/08	25,500	25,485,125
Lloyds TSB Bank P.L.C.
3.010%, 03/11/08	90,000	89,915,571
MetLife Funding, Inc.
2.920%, 03/10/08	48,000	47,959,094
National Rural Utilities
2.960%, 03/06/08	58,758	58,727,740
2.940%, 03/07/08	35,000	34,978,972
New Center Asset Trust
3.150%, 03/07/08	55,000	54,961,605
3.200%, 03/10/08	38,000	37,962,308
Nordea North America, Inc.
3.050%, 03/06/08	90,000	89,953,650

2

Nstar Electric Co.
3.020%, 03/03/08	$15,900	$15,895,906
2.950%, 03/11/08	12,596	12,584,069
2.930%, 03/17/08	15,540	15,517,178
2.930%, 03/19/08	15,500	15,474,558
Paccar Financial Corp.
3.000%, 03/07/08	20,100	20,088,041
Rabobank USA Financial Corp.
3.040%, 03/03/08	91,000	90,976,795
Rockwell Automation, Inc.
2.940%, 03/10/08	93,100	93,017,299
Southern Co.
2.920%, 03/24/08	10,400	10,378,438
Svenska Handelsbanken
4.500%, 04/02/08	57,000	56,839,385
3.010%, 04/07/08	38,000	37,877,100
Total Capital SA
2.980%, 03/03/08	6,000	5,998,510
4.250%, 03/31/08	90,000	89,761,455
UBS Finance Delaware, Inc.
4.410%, 04/04/08	47,000	46,859,719
Westpac Banking Corp.
3.040%, 03/03/08	10,000	9,997,450
3.040%, 03/11/08	69,000	68,935,271
3.030%, 04/28/08	15,000	14,925,021
TOTAL COMMERCIAL PAPER		2,341,725,181

TOTAL — UNITED STATES		3,234,195,637

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $17,495,000 FNMA 5.15%(r), 09/01/37, valued at $17,241,072) to be repurchased at $16,984,160	16,980	16,980,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,252,776,697) ##		$3,251,175,637

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	3,251,175,637
Level 3 – Significant Unobservable Inputs	—
Total	$3,251,175,637

3

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face
	Amount ^	Value †
	(000)

AUSTRALIA — (1.8%)
BONDS — (1.8%)
Commonwealth Bank of Australia
5.200%, 05/28/08	10,000	$9,240,480
Toyota Finance Australia
5.050%, 07/28/08	22,588	20,776,949
Western Australia Treasury Corp.
4.280%, 06/12/08	12,435	11,456,758
4.050%, 06/19/08	22,900	21,081,811
TOTAL — AUSTRALIA		62,555,998

AUSTRIA — (3.4%)
BONDS — (3.4%)
Bundesimmobiliengesellschaft mbH
(f) 3.500%, 08/22/08	29,200	28,114,864
Oesterreichische Kontrollbank AG
(f) 1.500%, 03/27/08	21,000	20,146,513
3.750%, 11/28/08	11,000	16,632,812
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken
(f) 3.000%, 01/19/09	54,575	52,474,204
TOTAL — AUSTRIA		117,368,393

BELGIUM — (1.2%)
BONDS — (1.2%)
Belgium, Kingdom of
5.750%, 03/28/08	26,000	39,491,975

CANADA — (2.5%)
BONDS — (2.5%)
British Columbia, Province of
(f) 2.125%, 03/26/08	20,000	19,194,125
Export Development Canada
(j) 0.880%, 09/22/08	6,750,000	65,006,937
TOTAL — CANADA		84,201,062

DENMARK — (0.4%)
BONDS — (0.4%)
Denmark, Kingdom of
4.000%, 08/15/08	70,000	14,246,795

FRANCE — (4.7%)
BONDS — (4.7%)
Caisse D’Amortissement de la Dette Sociale SA
(t) 5.350%, 07/17/08	11,290	10,408,312
5.125%, 10/25/08	14,000	21,367,056

1

	Dexia Credit Local
	5.250%, 04/25/08	10,000	$15,190,284
	Government of France
	5.250%, 04/25/08	62,000	94,268,802
	Ixis Corp. & Invest Bank
	7.500%, 08/05/08	8,000	12,286,491
	Reseau Ferre de France
(f)	3.250%, 09/12/08	6,000	5,775,737
TOTAL — FRANCE			159,296,682

GERMANY — (13.4%)
BONDS — (13.4%)
	Bayerische Landesbank
	4.000%, 07/23/08	27,000	40,917,686
	DSL Bank AG
(j)	1.750%, 10/07/09	5,760,000	56,252,507
	Kreditanstalt fuer Wiederaufbau
	3.750%, 12/15/08	32,000	48,459,038
(j)	2.050%, 09/21/09	1,000,000	9,804,601
	Landesbank Baden-Wuerttemberg
(f)	3.000%, 12/22/08	5,000	4,800,288
	Landesbank Hessen-Thuringen Girozentrale
(f)	4.375%, 08/15/08	20,055	19,387,341
	Landwirtschaftliche Rentenbank
(j)	0.650%, 09/30/08	9,715,000	93,396,881
	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
	3.000%, 07/04/08	52,000	78,591,838
	Norddeutsche Landesbank Girozentrale AG
(j)	0.450%, 01/19/09	10,718,000	102,790,149
TOTAL — GERMANY			454,400,329

JAPAN — (0.2%)
BONDS — (0.2%)
	Japan Finance Corp. for Municipal Enterprises
(f)	3.000%, 03/18/08	7,000	6,720,504

NETHERLANDS — (5.8%)
BONDS — (5.8%)
	Bank Nederlandse Gemeenten
(t)	5.100%, 08/05/08	11,300	10,392,109
(j)	0.800%, 09/22/08	9,300,000	89,487,502
(f)	2.000%, 12/30/08	4,000	3,816,560
	Rabobank Nederland
(j)	0.200%, 06/20/08	8,100,000	77,786,197
(f)	3.500%, 12/29/08	15,500	14,970,517
TOTAL — NETHERLANDS			196,452,885

NORWAY — (0.1%)
BONDS — (0.1%)
	Kommunalbanken
(f)	1.750%, 04/30/08	3,500	3,355,115

2

SPAIN — (2.9%)
BONDS — (2.9%)
	Instituto de Credito Oficial
	3.000%, 06/16/08	6,500	$9,829,713
(j)	0.800%, 09/28/09	9,138,000	87,942,585
TOTAL — SPAIN			97,772,298

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.5%)
BONDS — (3.5%)
	African Development Bank
(f)	1.500%, 04/11/08	6,000	5,752,852
	Inter-American Development Bank
(j)	1.900%, 07/08/09	10,900,000	106,434,004
	Nordic Investment Bank
(t)	4.320%, 06/02/08	9,200	8,482,764
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS			120,669,620

SWEDEN — (0.3%)
BONDS — (0.3%)
	Kommuninvest
(t)	5.000%, 11/25/08	9,900	9,025,593

UNITED KINGDOM — (2.8%)
BONDS — (2.8%)
	Bank of Scotland P.L.C.
(j)	0.800%, 10/02/08	5,922,000	56,920,629
	GlaxoSmithKline Capital P.L.C.
(e)	3.375%, 04/15/08	17,200	26,079,555
	Nework Rail Infrastructure Finance P.L.C.
	4.500%, 03/14/08	6,000	11,915,862
TOTAL — UNITED KINGDOM			94,916,046

UNITED STATES — (56.3%)
BONDS — (26.8%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	84,000	83,729,436
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	97,400	97,352,371
	Citigroup, Inc.
(f)	1.500%, 04/07/08	25,000	23,953,775
(j)	0.800%, 10/30/08	2,263,000	21,643,355
	Deutsche Bank AG Floating Rate Note
(r)	3.565%, 02/16/10	90,000	89,986,860
	General Electric Capital Corp.
(j)	0.550%, 10/14/08	3,688,000	35,339,943
(j)	0.750%, 02/05/09	4,497,000	43,165,789
(f)	2.250%, 02/09/09	21,000	20,031,538
	IBM International Group Floating Rate Note
(r)	3.584%, 07/29/09	44,200	44,306,831
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	90,000	89,751,510
	Pfizer, Inc.
(j)	0.800%, 03/18/08	7,539,000	72,558,358

3

	Toyota Motor Credit Corp.
(j)	0.750%, 06/09/08	8,456,000	$81,340,143
(t)	4.940%, 09/22/08	25,000	22,879,443
	Wachovia Corp. Floating Rate Note
(r)	5.500%, 02/23/09	45,000	44,894,745
(r)	5.465%, 11/24/09	50,000	49,845,900
	Wells Fargo Bank & Co. Floating Rate Note
(r)	5.380%, 09/23/09	90,000	90,132,030
TOTAL BONDS			910,912,027

COMMERCIAL PAPER — (29.5%)
	Allianz Finance Corp.
	3.050%, 03/07/08	46,500	46,472,332
	Archer-Daniels-Midland Co.
	3.000%, 03/10/08	27,000	26,976,764
	2.980%, 03/12/08	23,500	23,475,694
	2.990%, 04/01/08	43,700	43,579,349
	Cafco LLC
	3.200%, 03/06/08	51,500	51,469,188
	Caisse Centrale Desjardins Du Quebec
	3.110%, 04/23/08	15,000	14,931,375
	3.000%, 05/20/08	50,000	49,658,450
	Ciesco L.P.
	3.250%, 03/07/08	40,500	40,471,727
	3.250%, 03/10/08	55,000	54,945,446
	CME Group, Inc.
	2.990%, 03/04/08	20,000	19,993,200
	CRC Funding LLC
	3.250%, 03/14/08	58,500	58,419,329
	Danske Corp.
	3.080%, 03/28/08	63,000	62,849,077
	Electricite de France
	4.400%, 03/03/08	36,000	35,990,820
	4.300%, 03/06/08	32,625	32,608,361
	4.350%, 03/10/08	17,000	16,985,513
	ING America Insurance Holdings
	3.100%, 03/20/08	50,000	49,914,445
	MetLife Funding, Inc.
	2.900%, 03/07/08	15,345	15,335,870
	2.920%, 03/10/08	36,300	36,269,065
	National Rural Utilities
	2.940%, 03/07/08	36,000	35,978,371
	3.050%, 03/10/08	60,000	59,948,364
	New Center Asset Trust
	3.150%, 03/07/08	53,000	52,963,001
	3.200%, 03/10/08	12,000	11,988,097
	3.250%, 03/11/08	32,000	31,965,142
	Nstar Electric Co.
	2.950%, 03/04/08	20,500	20,492,962
	NYSE Euronext
	2.960%, 03/03/08	69,204	69,186,353
	Southern Co.
	2.940%, 03/18/08	31,345	31,296,259
	Total Capital SA
	4.250%, 03/31/08	11,000	10,970,845
TOTAL COMMERCIAL PAPER			1,005,135,399

TOTAL — UNITED STATES			1,916,047,426

4

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $34,410,000 FNMA 5.58%, 03/25/37, valued at $24,440,559) to be repurchased at $24,084,899	$24,079	$24,079,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,217,953,352)##		$3,400,599,721

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
Level 1 – Quoted Prices	—	—
Level 2 – Other Significant Observable Inputs	$3,400,599,721	$(65,974,915)
Level 3 – Significant Unobservable Inputs	—	—
Total	$3,400,599,721	$(65,974,915)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

5

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (84.8%)
Consumer Discretionary — (9.2%)
*	4Kids Entertainment, Inc.	11,700	$138,528
* #	99 Cents Only Stores	5,220	48,494
*	A.C. Moore Arts & Crafts, Inc.	21,600	185,112
	Aaron Rents, Inc.	26,200	514,044
* #	AbitibiBowater Canada, Inc.	21,476	222,277
*	Acme Communications, Inc.	23,312	68,537
*	AH Belo Corp. Series A	23,042	280,421
#	Aldila, Inc.	6,697	108,826
*	Alloy, Inc.	17,245	132,614
	American Axle & Manufacturing Holdings, Inc.	72,700	1,430,736
#	American Greetings Corp. Class A	73,700	1,387,034
*	America’s Car-Mart, Inc.	18,768	204,571
#	Arctic Cat, Inc.	18,844	142,461
	ArvinMeritor, Inc.	104,900	1,184,321
#	Asbury Automotive Group, Inc.	50,300	705,206
*	Ashworth, Inc.	6,800	22,984
*	Audiovox Corp. Class A	23,689	213,201
*	AutoNation, Inc.	307,500	4,480,275
* #	Avatar Holdings, Inc.	11,700	504,036
*	Ballantyne of Omaha, Inc.	15,921	78,491
#	Barnes & Noble, Inc.	28,700	807,044
	Bassett Furniture Industries, Inc.	7,874	92,441
	Beasley Broadcast Group, Inc.	11,000	61,050
#	Belo Corp. Class A	148,448	1,747,233
*	Benihana, Inc. Class A	300	3,213
*	Big Lots, Inc.	54,200	913,270
#	Blockbuster, Inc. Class A	172,100	523,184
*	Blockbuster, Inc. Class B	81,610	226,060
* #	Bluegreen Corp.	21,700	183,582
#	Bob Evans Farms, Inc.	56,700	1,641,465
#	Bon-Ton Stores, Inc.	14,349	82,076
	Books-A-Million, Inc.	19,600	162,484
#	Borders Group, Inc.	10,000	92,600
	BorgWarner, Inc.	154,800	6,673,428
	Brown Shoe Company, Inc.	39,075	573,621
#	Brunswick Corp.	94,900	1,545,921
*	Buca, Inc.	2,771	1,136
#	Building Materials Holding Corp.	17,800	102,884
*	Cache, Inc.	9,000	89,640
* #	California Coastal Communities, Inc.	16,509	84,361
	Callaway Golf Co.	95,700	1,458,468
#	Carmike Cinemas, Inc.	19,300	139,539
*	Carriage Services, Inc.	25,166	198,811

1

*	Cavalier Homes, Inc.	23,113	$39,292
*	Cavco Industries, Inc.	10,842	357,135
	CBS Corp. Class A	4,001	91,223
	CBS Corp. Class B	634,421	14,477,487
*	Chromcraft Revington, Inc.	100	450
	Churchill Downs, Inc.	10,000	455,300
#	Circuit City Stores, Inc.	98,500	435,370
#	Citadel Broadcasting Co.	155,642	163,424
	Clear Channel Communications, Inc.	339,300	10,857,600
	Coachmen Industries, Inc.	6,900	30,567
	Coast Distribution System, Inc.	400	2,160
	Cobra Electronics Corp.	1,200	5,748
#	Collectors Universe, Inc.	14,288	133,021
* #	Comcast Corp. Class A	1,964,037	38,377,283
* #	Comcast Corp. Special Class A Non-Voting	871,574	16,864,957
*	Concord Camera Corp.	9,362	40,913
* #	Conn’s, Inc.	19,100	243,525
#	Cooper Tire & Rubber Co.	88,500	1,599,195
*	Cox Radio, Inc.	61,500	675,885
	CSS Industries, Inc.	18,850	658,053
*	Culp, Inc.	20,933	152,811
* #	Cumulus Media, Inc. Class A	22,400	123,200
*	Cybex International, Inc.	2,800	11,340
*	Cycle Country Accessories Corp.	3,220	6,311
	Delta Apparel, Inc.	879	7,797
*	Design Within Reach, Inc.	20,671	49,817
*	DG Fastchannel, Inc.	132	2,665
* #	Diedrich Coffee, Inc.	9,552	30,375
#	Dillards, Inc. Class A	123,800	1,831,002
* #	Directed Electronics, Inc.	1,368	3,010
*	Discovery Holding Co. Class A	80,960	1,827,267
*	Discovery Holding Co. Class B	6,597	168,223
	Disney (Walt) Co.	258,761	8,386,444
*	Dixie Group, Inc.	11,800	103,958
*	Dorman Products, Inc.	6,249	65,614
	Dover Motorsports, Inc.	16,800	116,088
*	Duckwall-ALCO Stores, Inc.	700	10,969
	Educational Development Corp.	1,000	5,620
*	Emerson Radio Corp.	31,640	34,171
#	Emmis Communications Corp. Class A	18,000	53,280
	Entercom Communications Corp.	40,900	456,853
*	Entravision Communications Corp.	67,000	388,600
	Escalade, Inc.	600	5,460
* #	Expedia, Inc.	109,511	2,511,087
*	Famous Dave’s of America, Inc.	200	2,030
* #	Finlay Enterprises, Inc.	1,800	1,674
*	Flanigan’s Enterprises, Inc.	865	6,963
	Flexsteel Industries, Inc.	519	6,840
#	Foot Locker, Inc.	245,600	3,020,880
*	Ford Motor Co.	1,540,108	10,056,905
*	Franklin Covey Co.	24,551	189,534
*	Franklin Electronic Publishers, Inc.	15,050	32,959
#	Fred’s, Inc.	60,080	527,502
	FTD Group, Inc.	46,869	646,324
* #	Fuel Systems Solutions, Inc.	1,973	20,401

2

#	Furniture Brands International, Inc.	67,318	$875,134
*	GameTech International, Inc.	12,238	71,225
* #	Gander Mountain Co.	24,080	136,052
	Gannett Co., Inc.	213,500	6,437,025
* #	Gaylord Entertainment Co.	35,582	1,070,662
#	General Motors Corp.	322,000	7,496,160
*	Getty Images, Inc.	16,900	543,504
* #	G-III Apparel Group, Ltd.	26,250	343,613
* #	Gottschalks, Inc.	21,876	50,315
#	Gray Television, Inc.	66,879	387,898
* #	Great Wolf Resorts, Inc.	46,020	316,157
#	Group 1 Automotive, Inc.	31,900	781,550
#	Handleman Co.	21,126	27,675
* #	Harris Interactive, Inc.	48,600	131,706
*	Hartmarx Corp.	2,000	5,000
*	Hastings Entertainment, Inc.	1,572	12,890
#	Haverty Furniture Co., Inc.	28,800	282,816
* #	Hawk Corp.	600	11,220
*	Hayes Lemmerz International, Inc.	9,000	28,620
	Hearst-Argyle Television, Inc.	66,500	1,463,000
*	Hollywood Media Corp.	6,230	16,572
*	IAC/InterActiveCorp.	438,616	8,728,458
	ILX Resorts, Inc.	900	5,085
* #	Infosonics Corp.	600	798
*	Interstate Hotels & Resorts, Inc.	43,853	217,949
	J. Alexander’s Corp.	11,218	86,827
#	J.C. Penney Co., Inc.	124,115	5,735,354
*	Jakks Pacific, Inc.	18,275	510,786
* #	Jarden Corp.	43,815	1,055,503
*	Jo-Ann Stores, Inc.	32,500	536,250
	Johnson Outdoors, Inc.	12,128	224,368
#	Jones Apparel Group, Inc.	115,900	1,635,349
	Journal Communications, Inc. Class A	70,900	488,501
#	Journal Register Co.	40,200	40,200
	Kenneth Cole Productions, Inc. Class A	21,855	324,984
	Kimball International, Inc. Class B	35,282	368,697
	LaCrosse Footwear, Inc.	95	1,591
*	Lakeland Industries, Inc.	10,257	107,801
* #	Lakes Entertainment, Inc.	32,400	190,512
#	Landry’s Restaurants, Inc.	25,100	445,023
*	Lazare Kaplan International, Inc.	12,380	123,800
#	La-Z-Boy, Inc.	49,900	420,657
*	Leapfrog Enterprises, Inc.	100	570
* #	Lear Corp.	32,100	885,318
#	Lee Enterprises, Inc.	29,111	300,134
	Leggett & Platt, Inc.	281,074	4,693,936
* #	Lenox Group, Inc.	14,054	26,000
* #	Liberty Global, Inc. Series C	51,493	1,805,860
*	Liberty Media Holding Corp. Capital Class A	156,441	18,164,365
* #	Liberty Media Holding Corp. Capital Class B	3,522	422,957
*	Liberty Media Holding Corp. Interactive Class A	801,579	11,510,674
*	Liberty Media Holding Corp. Interactive Class B	17,888	256,156
#	Lifetime Brands, Inc.	20,800	214,864
*	Lin TV Corp.	28,200	289,614
#	Lithia Motors, Inc. Class A	11,700	120,276

3

* #	Live Nation, Inc.	31,462	$373,454
*	Lodgian, Inc.	28,478	254,878
*	Luby’s, Inc.	55,762	510,222
* #	Mace Security International, Inc.	9,231	16,154
	Macy’s, Inc.	710,604	17,537,707
* #	MarineMax, Inc.	15,800	194,024
*	Max & Erma’s Restaurants, Inc.	800	2,088
*	McCormick & Schmick’s Seafood Restaurants, Inc.	3,888	42,146
	MDC Holdings, Inc.	71,664	3,001,288
*	Meade Instruments Corp.	8,614	13,179
#	Media General, Inc. Class A	27,600	430,560
* #	MGM Mirage	42,632	2,625,705
	Modine Manufacturing Co.	51,100	637,728
* #	Mohawk Industries, Inc.	67,300	4,805,893
#	Monaco Coach Corp.	40,000	391,200
*	Morton’s Restaurant Group, Inc.	6,900	53,475
	Movado Group, Inc.	18,900	364,014
* #	Multimedia Games, Inc.	39,788	278,516
#	Nautilus Group, Inc.	10,000	41,900
* #	Navarre Corp.	19,700	32,505
* #	New Motion, Inc.	4,327	22,068
	News Corp. Class A	276,320	5,087,051
#	Noble International, Ltd.	23,693	258,491
* #	Office Depot, Inc.	1,237	14,065
	OfficeMax, Inc.	100,000	2,127,000
#	Orleans Homebuilders, Inc.	14,893	74,614
	O’Charleys, Inc.	28,308	319,597
*	Outdoor Channel Holdings, Inc.	28,415	208,850
	Oxford Industries, Inc.	21,300	450,282
* #	Palm Harbor Homes, Inc.	24,859	125,289
* #	PC Mall, Inc.	4,708	37,711
#	Penske Automotive Group, Inc.	136,400	2,460,656
	Phillips-Van Heusen Corp.	700	25,557
*	Phoenix Footwear Group, Inc.	9,300	17,019
*	Pinnacle Entertainment, Inc.	79,700	1,248,102
*	Playboy Enterprises, Inc. Class B	45,100	363,506
*	Pomeroy IT Solutions, Inc.	10,282	67,553
*	Proliance International, Inc.	21,223	59,000
*	QEP Co., Inc.	5,300	48,919
*	Quiksilver, Inc.	130,200	1,171,800
* #	R.H. Donnelley Corp.	60,900	431,781
*	Radio One, Inc. Class D	70,300	88,578
*	RC2 Corp.	20,200	374,710
#	RCN Corp.	4,886	54,235
*	Red Lion Hotels Corp.	28,076	224,889
*	Regent Communications, Inc.	13,999	12,739
	Regis Corp.	70,600	1,768,530
* #	Retail Ventures, Inc.	500	3,365
*	Rex Stores Corp.	4,050	75,209
* #	Rockford Corp.	3,502	4,693
* #	Rocky Brands, Inc.	7,164	40,620
	Russ Berrie & Co., Inc.	5,400	70,524
#	Ryland Group, Inc.	68,200	1,929,378
*	Saga Communications, Inc. Class A	26,480	154,114
	Salem Communications Corp.	19,181	63,297

4

	Sauer-Danfoss, Inc.	6,000	$127,560
*	Scholastic Corp.	38,300	1,335,521
* #	Sears Holdings Corp.	479	45,802
	Service Corp. International	420,300	4,539,240
	Shiloh Industries, Inc.	19,161	178,581
*	Silverleaf Resorts, Inc.	8,274	27,470
	Sinclair Broadcast Group, Inc. Class A	69,500	641,485
#	Skyline Corp.	7,542	212,684
	Snap-On, Inc.	41,800	2,086,656
	Sonic Automotive, Inc.	55,200	981,456
* #	Source Interlink Companies, Inc.	20,580	34,780
* #	Spanish Broadcasting System, Inc.	35,700	53,550
	Speedway Motorsports, Inc.	74,817	2,184,656
*	Sport Chalet, Inc. Class A	16,382	72,900
*	Sport Chalet, Inc. Class B	500	2,150
#	Sport Supply Group, Inc.	15,746	178,875
	Stage Stores, Inc.	59,950	758,967
#	Standard Motor Products, Inc.	23,500	174,135
*	Steinway Musical Instruments, Inc.	10,438	257,923
*	Steven Madden, Ltd.	1,101	18,541
#	Stewart Enterprises, Inc.	25,202	150,456
*	Stoneridge, Inc.	23,350	251,713
	Strattec Security Corp.	5,093	190,274
	Sturm Ruger & Co., Inc.	6,800	53,720
#	Superior Industries International, Inc.	38,900	675,304
	Superior Uniform Group, Inc.	9,178	90,862
#	Syms Corp.	2,500	33,625
* #	Syntax-Brillian Corp.	1,375	977
#	Systemax, Inc.	29,000	314,070
#	Tandy Brand Accessories, Inc.	11,667	70,935
* #	Tarragon Corp.	24,386	42,676
	The Marcus Corp.	21,000	334,740
#	The Men’s Wearhouse, Inc.	1,500	34,560
#	The Pep Boys - Manny, Moe & Jack	81,600	933,504
* #	The Steak n Shake Co.	48,100	401,154
#	Time Warner, Inc.	3,829,100	59,772,251
* #	Toll Brothers, Inc.	143,700	3,047,877
*	Trans World Entertainment Corp.	24,866	99,215
*	Triple Crown Media, Inc.	3,800	15,010
* #	Trump Entertainment Resorts, Inc.	600	2,412
*	TRW Automotive Holdings Corp.	110,475	2,439,288
* #	Unifi, Inc.	172,580	490,127
	Unifirst Corp.	20,100	776,463
*	Valassis Communications, Inc.	48,600	545,292
* #	ValueVision Media, Inc. Class A	9,400	49,444
	Virco Manufacturing Corp.	11,388	67,645
* #	Warnaco Group, Inc.	35,758	1,343,070
* #	West Marine, Inc.	24,100	194,487
	Whirlpool Corp.	72,301	6,100,035
* #	Wilsons The Leather Experts, Inc.	10,801	7,237
	Wyndham Worldwide Corp.	234,516	5,199,220
#	Xerium Technologies, Inc.	58,460	292,885
* #	Zale Corp.	36,900	712,908
Total Consumer Discretionary			375,993,049

5

Consumer Staples — (5.0%)
#	Alberto-Culver Co.	52,900	$1,417,720
	Archer-Daniels-Midland Co.	638,865	28,812,812
*	Bridgford Foods Corp.	100	616
*	Cagle’s, Inc. Class A	600	4,848
#	Cal-Maine Foods, Inc.	27,317	942,437
* #	Caribou Coffee Co.	3,400	8,840
* #	Central Garden & Pet Co.	23,200	114,376
*	Central Garden & Pet Co. Class A	28,200	124,080
#	Chiquita Brands International, Inc.	48,500	992,795
	Coca-Cola Enterprises, Inc.	804,540	19,654,912
*	Constellation Brands, Inc. Class A	328,019	6,301,245
*	Constellation Brands, Inc. Class B	2,825	54,240
	Corn Products International, Inc.	93,300	3,425,043
	CVS Caremark Corp.	801,214	32,353,021
	Del Monte Foods Co.	361,770	3,248,695
#	Farmer Brothers Co.	29,866	666,908
#	Great Atlantic & Pacific Tea, Inc.	22	596
	Griffin Land & Nurseries, Inc. Class A	400	14,660
*	Hain Celestial Group, Inc.	53,800	1,452,600
#	Imperial Sugar Co.	19,680	377,856
	Ingles Market, Inc. Class A	11,001	264,134
	J.M. Smucker Co.	90,882	4,652,250
	Kraft Foods, Inc.	1,004,613	31,313,787
#	MGP Ingredients, Inc.	15,600	100,152
#	Molson Coors Brewing Co.	246,248	13,287,542
	Molson Coors Brewing Co. Class A	291	15,430
*	Monterey Pasta Co.	15,479	42,567
#	Nash Finch Co.	20,900	732,963
*	Natural Alternatives International, Inc.	300	2,733
* #	Natural Health Trends Corp.	5,178	5,074
*	Omega Protein Corp.	35,725	378,685
*	Pantry, Inc.	39,700	955,182
* #	Parlux Fragrances, Inc.	48,809	164,974
	PepsiAmericas, Inc.	183,900	4,652,670
*	Performance Food Group Co.	52,400	1,703,000
#	Pilgrim’s Pride Corp.	98,100	2,301,426
*	Prestige Brands Holdings, Inc.	65,400	504,234
	PriceSmart, Inc.	24,722	599,756
*	Pyramid Breweries, Inc.	10,226	22,190
* #	Redhook Ale Brewery, Inc.	11,301	58,652
#	Reynolds American, Inc.	213,243	13,587,844
	Ruddick Corp.	41,100	1,325,475
#	Sanderson Farms, Inc.	23,200	808,752
* #	Sanfilippo (John B.) & Son, Inc.	9,000	83,970
#	Seaboard Corp.	1,100	1,749,000
* #	Smithfield Foods, Inc.	249,373	6,870,226
* #	Spectrum Brands, Inc.	135,217	508,416
#	SUPERVALU, Inc.	303,532	7,967,715
	Tasty Baking Co.	4,500	30,825
*	TreeHouse Foods, Inc.	49,900	1,106,283
	Tyson Foods, Inc. Class A	405,030	5,836,482
#	Universal Corp.	8,000	455,280
	Weis Markets, Inc.	27,267	883,723
* #	Winn-Dixie Stores, Inc.	9,300	152,055
*	Zapata Corp.	1,164	8,206
Total Consumer Staples			203,099,953

6

Energy — (14.6%)
	Adams Resources & Energy, Inc.	2,600	$64,350
* #	Allis-Chalmers Energy, Inc.	47,700	601,974
	Anadarko Petroleum Corp.	778,868	49,645,046
	Apache Corp.	487,346	55,903,460
* #	Aventine Renewable Energy Holdings Inc	4,800	30,864
* #	Basic Energy Services, Inc.	79,746	1,687,425
* #	Bill Barret Corp.	1,140	52,828
*	Bois d’Arc Energy, Inc.	31,325	672,548
*	Brigham Exploration Co.	89,994	702,853
* #	Bristow Group, Inc.w	32,400	1,709,424
*	Bronco Drilling Co., Inc.	40,781	644,748
#	Cabot Oil & Gas Corp.	3,300	164,175
*	Callon Petroleum Co.	21,700	400,148
#	Chesapeake Energy Corp.	620,500	28,059,010
	Cimarex Energy Co.	121,800	6,418,860
*	Clayton Williams Energy, Inc.	18,190	688,492
*	Complete Production Services, Inc.	95,200	1,848,784
* #	Comstock Resources, Inc.	85,299	3,096,354
#	ConocoPhillips	2,119,646	175,315,921
* #	Dawson Geophysical Co.	400	26,348
* #	Delta Petroleum Corp.	8,728	209,123
#	Devon Energy Corp.	617,500	63,429,600
* #	Edge Petroleum Corp.	29,700	142,560
*	Encore Acquisition Co.	65,400	2,406,720
* #	Energy Partners, Ltd.	8,200	88,232
	ENSCO International, Inc.	55,847	3,341,884
#	EOG Resources, Inc.	20,900	2,486,891
* #	EXCO Resources, Inc.	162,510	2,819,549
* #	Exterran Holdings, Inc.	26,789	1,865,854
* #	Forest Oil Corp.	150,189	7,408,823
* #	Grey Wolf, Inc.	223,700	1,386,940
*	Gulfmark Offshore, Inc.	17,147	868,667
*	Harvest Natural Resources, Inc.	28,700	351,862
*	Helix Energy Solutions Group, Inc.	8,100	285,282
#	Helmerich & Payne, Inc.	86,900	3,895,727
	Hess Corp.	302,400	28,177,632
*	HKN, Inc.	9,590	83,337
* #	Hornbeck Offshore Services, Inc.	12,900	579,597
#	Marathon Oil Corp.	584,962	31,096,580
*	Mariner Energy, Inc.	150,441	4,171,729
	Massey Energy Co.	33,400	1,277,884
*	Meridian Resource Corp.	150,705	233,593
*	Natural Gas Services Group	15,260	341,824
* #	Newfield Exploration Co.	98,880	5,475,974
* #	Newpark Resources, Inc.	130,700	579,001
	Noble Energy, Inc.	242,940	18,803,556
	Occidental Petroleum Corp.	4,200	324,954
* #	Oil States International, Inc.	54,200	2,285,072
#	Overseas Shipholding Group, Inc.	60,800	3,813,376
	Patterson-UTI Energy, Inc.	111,625	2,648,861
* #	Petrohawk Energy Corp.	182,762	3,304,337

7

*	Petroleum Development Corp.	16,500	$1,151,040
* #	PHI, Inc.	200	6,363
*	PHI, Inc.	24,417	738,858
*	Pioneer Drilling Co.	83,080	1,114,103
	Pioneer Natural Resources Co.	199,821	8,949,983
*	Plains Exploration & Production Co.	56,530	3,052,620
*	Pride International, Inc.	50,526	1,790,641
*	Quest Resource Corp.	13,637	96,823
*	SEACOR Holdings, Inc.	42,473	4,076,983
* #	Stone Energy Corp.	46,515	2,361,101
*	Swift Energy Corp.	48,099	2,295,765
#	Tesoro Petroleum Corp.	56,551	2,100,304
#	Tidewater, Inc.	88,400	4,963,660
* #	Trico Marine Services, Inc.	41,694	1,647,747
*	Union Drilling, Inc.	34,327	687,227
*	Unit Corp.	57,000	3,143,550
	USEC, Inc.	126,300	805,794
	Valero Energy Corp.	456,200	26,354,674
* #	VeraSun Energy Corp.	158,300	1,431,032
#	W&T Offshore, Inc.	65,800	2,334,584
* #	Whiting Petroleum Corp.	70,255	4,301,011
Total Energy			595,322,496

Financials — (28.4%)
	1st Independence Financial Group, Inc.	100	1,605
	1st Source Corp.	42,011	733,512
	21st Century Holding Co.	10,867	141,923
#	Abigail Adams National Bancorp, Inc.	500	5,185
	Abington Bancorp, Inc.	41,367	414,911
#	Access National Corp.	600	4,584
	Advanta Corp. Class A	19,950	141,645
	Advanta Corp. Class B	26,550	204,966
	Affirmative Insurance Holdings, Inc.	6,856	61,156
#	Alfa Corp.	50,909	1,108,289
* #	Allegheny Corp.	14,852	5,361,572
	Allstate Corp.	575,900	27,487,707
*	AmComp, Inc.	15,343	187,952
	Amcore Financial, Inc.	46,455	902,156
	American Bancorp of New Jersey, Inc.	19,460	209,000
#	American Capital Strategies, Ltd.	201,409	7,309,133
#	American Equity Investment Life Holding Co.	88,700	847,085
	American Financial Group, Inc.	206,800	5,349,916
*	American Independence Corp.	866	6,928
#	American International Group, Inc.	2,098,635	98,342,036
	American National Insurance Co.	46,684	5,296,300
	American Physicians Capital, Inc.	4,950	218,444
	American West Bancorporation	30,946	273,253
* #	AmeriCredit Corp.	105,100	1,511,338
#	Ameris Bancorp	15,449	219,685
* #	Amerisafe, Inc.	32,306	424,824
*	AmeriServe Financial, Inc.	25,773	74,742
#	Anchor Bancorp Wisconsin, Inc.	34,430	651,760
*	Appalachian Bancshares, Inc.	1,797	22,301
#	Asset Acceptance Capital Corp.	12,821	125,005
	Associated Banc-Corp.	148,955	3,711,959

8

	Assurant, Inc.	113,300	$7,086,915
* #	B of I Holding, Inc.	12,517	76,980
	Baldwin & Lyons, Inc. Class B	5,900	143,724
	Bancorp Rhode Island, Inc.	400	13,988
#	BancTrust Financial Group, Inc.	993	10,913
	Bank of America Corp.	2,937,368	116,731,004
*	Bank of Florida Corp.	7,616	71,286
	Bank of Granite Corp.	4,912	58,649
	BankFinancial Corp.	43,864	623,746
#	BankUnited Financial Corp. Class A	56,000	273,280
	Banner Corp.	30,684	664,615
#	BB&T Corp.	165,800	5,161,354
*	Beach First National Bancshares, Inc.	7,145	98,244
#	Bear Stearns Companies, Inc.	104,532	8,347,926
	Benjamin Franklin Bancorp, Inc.	5,074	71,391
	Berkshire Hills Bancorp, Inc.	25,284	572,683
	Beverly Hills Bancorp, Inc.	31,755	157,187
#	Blackrock, Inc.	111,100	21,470,075
* #	BNCCORP., Inc.	494	6,422
#	Boston Private Financial Holdings, Inc.	79,479	1,094,426
	Brookline Bancorp, Inc.	77,125	741,171
	Cadence Financial Corp.	18,473	283,191
#	Capital City Bank Group, Inc.	1,010	27,179
	Capital Corp. of the West	14,185	195,044
#	Capital One Financial Corp.	368,269	16,951,422
	Capital Southwest Corp.	8,539	939,802
	CapitalSouth Bancorp	100	800
#	Capitol Bancorp, Ltd.	27,999	521,341
	Cardinal Financial Corp.	40,653	323,191
	Cascade Financial Corp.	7,300	92,418
#	Cathay General Bancorp	68,257	1,496,193
* #	Centennial Bank Holdings, Inc.	85,746	508,474
	Center Financial Corp.	14,948	145,444
#	Centerstate Banks of Florida, Inc.	400	5,360
*	Central Jersey Bancorp	4,341	32,471
#	Central Pacific Financial Corp.	24,461	452,284
	Centrue Financial Corp.	400	7,684
	Century Bancorp, Inc. Class A	300	6,150
	CFS Bancorp, Inc.	14,248	204,031
#	Chemical Financial Corp.	34,775	772,701
	Chubb Corp.	431,205	21,948,335
	Cincinnati Financial Corp.	283,747	10,546,876
	CIT Group, Inc.	255,900	5,686,098
#	Citigroup, Inc.	208,300	4,938,793
	Citizens Community Bancorp, Inc.	10,355	92,677
	Citizens First Bancorp, Inc.	10,138	127,840
	Citizens Republic Bancorp, Inc.	103,339	1,150,163
	Citizens South Banking Corp.	1,842	18,770
	City Holding Co.	1,577	58,727
	CNA Financial Corp.	339,300	9,042,345
*	CNA Surety Corp.	83,325	1,175,716
	Codorus Valley Bancorp, Inc.	300	4,965
	Colony Bankcorp, Inc.	300	3,900
	Columbia Banking System, Inc.	29,052	670,811
#	Comerica, Inc.	166,991	6,051,754

9

	Commonwealth Bankshares, Inc.	800	$14,392
* #	Community Bancorp	1,000	12,300
#	Community Bank System, Inc.	47,100	1,040,910
	Community Trust Bancorp, Inc.	26,863	726,644
#	Community West Bancshares	400	3,546
* #	CompuCredit Corp.	37,805	392,416
*	Conseco, Inc.	52,880	620,282
* #	Consumer Portfolio Services, Inc.	25,479	80,004
* #	Core-Mark Holding Co., Inc.	11,881	315,678
#	Corus Bankshares, Inc.	32,500	335,725
#	Countrywide Financial Corp.	298,196	1,881,617
*	Cowen Group, Inc.	13,156	98,670
	Crawford & Co. Class A	1,200	4,500
* #	Crescent Financial Corp.	15,040	130,547
*	Dearborn Bancorp, Inc.	5,780	40,402
#	Delphi Financial Group, Inc. Class A	73,650	2,221,284
	Dime Community Bancshares	20,412	310,671
	Donegal Group, Inc. Class A	36,559	596,643
* #	E*TRADE Financial Corp.	35,127	149,992
#	East West Bancorp, Inc.	30,863	580,533
	Eastern Insurance Holdings, Inc.	14,872	243,306
	Eastern Virginia Bankshares, Inc.	300	5,241
#	EMC Insurance Group, Inc.	24,800	548,576
* #	Encore Capital Group, Inc.	32,872	242,595
	Enterprise Financial Services Corp.	1,000	20,010
	ESB Financial Corp.	1,000	10,300
	Farmers Capital Bank Corp.	100	2,530
	FBL Financial Group, Inc. Class A	49,686	1,461,265
	Federal Agriculture Mortgage Corp. Class A	277	4,964
	Federal Agriculture Mortgage Corp. Class C	13,100	314,924
	Fidelity National Financial, Inc.	293,557	5,169,539
	Fidelity Southern Corp.	9,015	71,669
#	Financial Federal Corp.	45,441	979,254
	Financial Institutions, Inc.	2,450	45,350
	First American Corp.	155,240	5,407,009
	First Bancorp	16,642	294,730
#	First Busey Corp.	49,438	924,985
	First Citizens BancShares, Inc.	4,263	606,156
#	First Commonwealth Financial Corp.	100,490	1,063,184
	First Community Bancorp	37,300	1,063,050
	First Community Bancshares, Inc.	2,977	94,222
	First Defiance Financial Corp.	3,500	68,740
	First Financial Bancorp	2,961	34,318
#	First Financial Corp.	23,972	629,265
	First M&F Corp.	300	4,563
	First Merchants Corp.	31,341	846,520
	First National Lincoln Corp.	100	1,450
#	First Niagara Financial Group, Inc.	160,958	1,838,147
	First PacTrust Bancorp, Inc.	900	15,255
	First Place Financial Corp.	28,703	351,899
*	First Regional Bancorp	16,120	258,081
	First Security Group, Inc.	600	5,442
	First State Bancorporation	22,200	263,736
	Firstbank Corp.	210	2,843
*	FirstCity Financial Corp.	14,096	124,186

10

#	Flagstar Bancorp, Inc.	68,400	$489,744
	Flushing Financial Corp.	38,496	627,485
	FNB United Corp.	14,788	171,541
* #	FPIC Insurance Group, Inc.	10,600	462,902
* #	Franklin Bank Corp.	20,400	78,336
	Fulton Financial Corp.	210,553	2,448,731
	Gateway Financial Holdings, Inc.	23,241	266,109
	GB&T Bancshares, Inc.	17,540	156,106
	Genworth Financial, Inc.	734,638	17,028,909
	German American Bancorp, Inc.	16,936	213,224
*	Golfsmith International Holdings, Inc.	177	531
	Greene Bancshares, Inc.	16,578	302,051
	GS Financial Corp.	100	1,657
*	Guaranty Financial Group, Inc.	13,066	171,034
*	Hallmark Financial Services, Inc.	20,100	236,778
#	Hancock Holding Co.	1,500	55,560
	Hanmi Financial Corp.	22,459	171,362
	Hanover Insurance Group, Inc.	96,080	4,197,735
	Harleysville Group, Inc.	47,300	1,588,334
#	Harleysville National Corp.	48,580	645,628
	Harrington West Financial Group, Inc.	400	4,168
	Hartford Financial Services Group, Inc.	385,273	26,930,583
	HCC Insurance Holdings, Inc.	212,723	5,118,115
#	Heartland Financial USA, Inc.	1,494	26,563
#	Heritage Commerce Corp.	19,351	318,904
	Heritage Financial Corp.	1,890	37,025
	HMN Financial, Inc.	4,096	99,041
#	Home Bancshares, Inc.	26,777	535,004
	HopFed Bancorp, Inc.	1,719	24,255
	Horace Mann Educators Corp.	68,828	1,196,231
#	Horizon Financial Corp.	841	10,765
	Hudson City Bancorp, Inc.	685,228	10,874,568
	Huntington Bancshares, Inc.	16,418	200,628
	IBERIABANK Corp.	21,918	974,693
	Imperial Capital Bancorp, Inc.	900	20,124
#	Independence Holding Co.	15,400	169,400
	Independent Bank Corp. (MI)	12,000	117,120
	Infinity Property & Casualty Corp.	32,000	1,285,440
	Integra Bank Corp.	23,700	336,777
#	Intervest Bancshares Corp.	4,755	63,242
#	Irwin Financial Corp.	31,000	232,810
	Janus Capital Group, Inc.	230,649	5,586,319
	JPMorgan Chase & Co.	2,905,448	118,106,461
	KeyCorp	236,600	5,217,030
#	K-Fed Bancorp	107	1,109
* #	Knight Capital Group, Inc.	100,607	1,612,730
* #	LaBranche & Co., Inc.	2,500	11,600
#	Lakeland Bancorp, Inc.	43,159	480,791
#	LandAmerica Financial Group, Inc.	11,300	416,066
	Landmark Bancorp, Inc.	1,470	35,692
	Legacy Bancorp, Inc.	17,400	246,906
	Legg Mason, Inc.	151,993	10,037,618
#	Lehman Brothers Holdings, Inc.	678,900	34,617,111
#	Leucadia National Corp.	285,600	12,926,256
	Lincoln National Corp.	457,683	23,392,178

11

#	LNB Bancorp, Inc.	12,489	$162,482
	Loews Corp.	669,300	28,003,512
	LSB Corp.	400	6,792
#	M&T Bank Corp.	100,317	8,234,019
#	Macatawa Bank Corp.	4,800	44,256
#	MainSource Financial Group, Inc.	34,283	449,450
* #	Marlin Business Services, Inc.	12,600	119,952
	Marshall & Ilsley Corp.	189,180	4,388,976
#	MB Financial, Inc.	54,249	1,560,744
#	MBT Financial Corp.	18,600	157,170
#	MCG Capital Corp.	68,639	823,668
*	Meadowbrook Insurance Group, Inc.	75,160	598,274
	Medallion Financial Corp.	20,360	201,768
	Mercantile Bank Corp.	3,554	47,979
	Mercer Insurance Group, Inc.	14,397	253,387
	Mercury General Corp.	19,052	868,771
	Merrill Lynch & Co., Inc.	326,416	16,177,177
	MetLife, Inc.	898,700	52,358,262
	MetroCorp Bancshares, Inc.	1,300	17,537
	MicroFinancial, Inc.	4,100	22,140
	Midwest Banc Holdings, Inc.	50,922	522,969
	Morgan Stanley	202,450	8,527,194
	MutualFirst Financial, Inc.	1,900	26,220
	Nara Bancorp, Inc.	45,019	493,408
	National City Corp.	750,400	11,901,344
#	National Penn Bancshares, Inc.	102,739	1,644,851
	National Western Life Insurance Co. Class A	700	124,705
	Nationwide Financial Services, Inc.	77,000	3,176,250
*	Navigators Group, Inc.	21,900	1,198,587
#	Nelnet, Inc. Class A	400	4,360
	New Hampshire Thrift Bancshares, Inc.	2,300	30,245
	New Westfield Financial, Inc.	600	6,012
#	New York Community Bancorp, Inc.	506,224	8,266,638
	NewAlliance Bancshares, Inc.	179,600	2,043,848
*	Newtek Business Services, Inc.	4,600	4,968
* #	NexCen Brands, Inc.	17,690	69,699
*	Nexity Financial Corp.	515	3,904
*	North Pointe Holdings Corp.	1,260	19,643
	Northeast Community Bancorp, Inc.	18,337	215,460
	Northrim Bancorp, Inc.	5,115	110,177
	NYMAGIC, Inc.	13,520	326,373
	OceanFirst Financial Corp.	16,477	265,939
	Odyssey Re Holdings Corp.	130,109	4,707,344
#	Old National Bancorp	65,900	1,022,768
	Old Republic International Corp.	407,212	5,586,949
#	Omega Financial Corp.	21,511	591,768
	PAB Bankshares, Inc.	300	3,546
	Pacific Capital Bancorp	15,400	322,630
	Pacific Continental Corp.	500	6,705
	Pacific Mercantile Bancorp	15,114	147,966
*	Pacific Premier Bancorp, Inc.	300	2,442
	Pamrapo Bancorp, Inc.	100	1,669
#	Park National Corp.	19,846	1,200,683
	Parkvale Financial Corp.	200	5,554
# ●	Pelican Financial, Inc. Escrow Shares	300	—

12

*	Penn Treaty American Corp.	38,943	$223,922
*	Pennsylvania Commerce Bancorp, Inc.	900	23,841
	Peoples Bancorp of North Carolina	300	3,840
	Peoples Bancorp, Inc.	21,610	469,369
	People’s United Financial, Inc.	8,263	139,314
* #	Pico Holdings, Inc.	37,338	1,276,213
* #	Pinnacle Financial Partners, Inc.	35,359	811,135
*	Piper Jaffray Companies, Inc.	3,100	120,063
*	PMA Capital Corp. Class A	38,757	317,807
	Porter Bancorp, Inc.	800	14,456
	Premier Financial Bancorp, Inc.	900	11,043
	Presidential Life Corp.	23,958	401,536
	Princeton National Bancorp, Inc.	200	5,440
#	Principal Financial Group, Inc.	201,500	11,128,845
* #	ProAssurance Corp.	47,942	2,549,076
	ProCentury Corp.	25,751	472,531
#	Prosperity Bancshares, Inc.	73,655	1,944,492
	Protective Life Corp.	127,773	4,930,760
	Provident Bankshares Corp.	34,230	435,748
	Provident Financial Holdings, Inc.	9,189	155,294
	Provident Financial Services, Inc.	68,965	826,890
#	Provident New York Bancorp	68,500	898,035
	Prudential Financial, Inc.	295,200	21,540,744
#	Pulaski Financial Corp.	1,850	20,369
#	Radian Group, Inc.	48,404	344,636
	Rainier Pacific Financial Group, Inc.	12,109	164,319
#	Regions Financial Corp.	262,001	5,554,421
	Reinsurance Group of America, Inc.	112,900	6,176,759
#	Renasant Corp.	36,359	765,721
	Republic Bancorp, Inc. Class A	1,900	31,084
*	Republic First Bancorp, Inc.	744	4,613
	Resource America, Inc.	24,100	287,995
*	Rewards Network, Inc.	37,030	170,338
	Riverview Bancorp, Inc.	18,645	199,502
#	RLI Corp.	34,500	1,801,935
#	Rockville Financial, Inc.	14,403	163,474
	Rome Bancorp, Inc.	14,265	167,756
#	Royal Bancshares of Pennsylvania, Inc. Class A	300	4,005
*	Royal Bank of Canada	1,588	79,596
	SAFECO Corp.	110,044	5,090,635
	Safety Insurance Group, Inc.	29,335	1,088,035
#	Sanders Morris Harris Group, Inc.	59,090	527,674
#	Sandy Spring Bancorp, Inc.	27,465	747,323
	SCBT Financial Corp.	600	17,946
*	SCPIE Holdings, Inc.	700	19,180
*	Seabright Insurance Holdings	41,970	625,353
	Seacoast Banking Corp. of Florida	8,176	81,760
#	Security Bank Corp.	23,355	158,347
	Selective Insurance Group, Inc.	82,800	1,967,328
#	Shore Bancshares, Inc.	600	12,624
	SI Financial Group, Inc.	5,720	55,141
	Simmons First National Corp. Class A	25,400	648,970
	South Financial Group, Inc.	81,953	1,182,582
*	Southcoast Financial Corp.	300	4,065
	Southern Community Financial Corp.	25,287	186,365

13

*	Southern First Bancshares, Inc.	400	$5,900
	Southwest Bancorp, Inc.	25,400	411,226
#	Sovereign Bancorp, Inc.	661,183	7,292,848
	StanCorp Financial Group, Inc.	27,000	1,325,430
	State Auto Financial Corp.	75,393	2,046,166
	StellarOne Corp.	2,120	36,684
	Sterling Financial Corp.	25,182	374,960
#	Stewart Information Services Corp.	25,500	759,135
* #	Stratus Properties, Inc.	500	14,660
* #	Sun American Bancorp	560	2,699
* #	Sun Bancorp, Inc.	47,219	602,514
#	SunTrust Banks, Inc.	289,925	16,853,340
*	Superior Bancorp	12,700	66,294
#	Susquehanna Bancshares, Inc.	153,978	3,062,622
*	Susser Holdings Corp.	5,000	121,100
	SWS Group, Inc.	16,200	184,518
#	Synovus Financial Corp.	511,500	5,897,595
	Taylor Capital Group, Inc.	14,803	241,289
#	Temecula Valley Bancorp, Inc.	4,918	50,164
	TF Financial Corp.	600	14,100
#	The Colonial BancGroup, Inc.	119,200	1,439,936
#	The Phoenix Companies, Inc.	88,600	1,008,268
	The Travelers Companies, Inc.	740,500	34,366,605
	The Wilber Corp.	600	5,400
*	Thomas Weisel Partners Group, Inc.	41,018	360,958
	TierOne Corp.	24,400	358,680
	Timberland Bancorp, Inc.	3,000	38,160
	Torchmark Corp.	19,000	1,144,940
	Transatlantic Holdings, Inc.	80,903	5,452,862
* #	Triad Guaranty, Inc.	10,200	59,976
#	Trustmark Corp.	6,800	134,368
	UMB Financial Corp.	46,740	1,789,207
#	Umpqua Holdings Corp.	48,090	681,435
*	Unico American Corp.	1,900	18,050
#	Union Bankshares Corp.	24,091	421,352
	UnionBanCal Corp.	139,963	6,518,077
#	United Community Banks, Inc.	23,276	331,450
#	United Community Financial Corp.	50,300	279,165
	United Financial Bancorp, Inc.	21,381	245,668
	United Fire & Casualty Co.	40,423	1,388,530
* #	United PanAm Financial Corp.	15,500	60,450
	United Western Bancorp, Inc.	13,585	255,126
	Unitrin, Inc.	118,346	4,213,118
	Unity Bancorp, Inc.	2,786	22,539
*	Universal American Corp.	46,291	795,279
#	Univest Corporation of Pennsylvania	17,567	359,596
	Unum Group	553,200	12,673,812
#	Vineyard National Bancorp Co.	13,010	117,220
	W. R. Berkley Corp.	134,655	3,876,717
#	Wachovia Corp.	1,339,554	41,017,143
	Washington Federal, Inc.	116,345	2,641,032
	Webster Financial Corp.	53,800	1,504,786
	Wesbanco, Inc.	41,466	965,743
	Wesco Financial Corp.	12,923	5,027,047
	West Coast Bancorp	3,775	56,625

14

* #	Western Alliance Bancorp	25,600	$306,688
	Whitney Holding Corp.	64,975	1,560,050
	Willow Financial Bancorp, Inc.	25,997	212,915
	Wilshire Bancorp, Inc.	17,144	121,380
*	Wilshire Enterprises, Inc.	590	1,770
	Wintrust Financial Corp.	34,667	1,170,011
	WSB Holdings, Inc.	100	529
	Yadkin Valley Financial Corp.	8,880	126,629
	Zenith National Insurance Corp.	59,700	2,034,576
	Zions Bancorporation	16,900	806,975
* #	ZipRealty, Inc.	10,344	58,650
Total Financials			1,151,983,057

Health Care — (2.5%)
*	Accelrys, Inc.	10,000	57,900
* #	Adolor Corp.	6,302	28,800
#	Aetna, Inc.	218,373	10,831,301
*	Air Methods Corp.	1,451	59,665
* #	Albany Molecular Research, Inc.	34,810	387,435
*	Allied Healthcare International, Inc.	64,503	131,586
*	Allion Healthcare, Inc.	27,200	160,480
#	Alpharma, Inc. Class A	78,630	1,979,903
*	American Dental Partners, Inc.	2,650	25,361
*	AMICAS, Inc.	67,638	177,212
*	AMN Healthcare Services, Inc.	150	2,429
*	AngioDynamics, Inc.	45,817	759,646
* #	APP Pharmaceuticals, Inc.	34,028	382,475
*	Applera Corp. - Celera Group	84,500	1,171,170
* #	Arqule, Inc.	2,100	9,576
* #	Arrhythmia Research Technology, Inc.	1,200	8,340
*	Assisted Living Concepts, Inc.	1,200	7,224
	Atrion Corp.	100	10,200
* #	ATS Medical, Inc.	8,800	15,840
*	Avigen, Inc.	3,116	10,314
*	BioScrip, Inc.	65,100	457,653
* #	Boston Scientific Corp.	577,157	7,266,407
*	Bruker Corp.	4,171	57,018
* #	Caliper Life Sciences, Inc.	33,998	141,772
*	Cantel Medical Corp.	30,908	340,606
*	Capital Senior Living Corp.	41,123	310,067
*	Cardiac Science Corp.	37,674	349,991
*	Charles River Laboratories International, Inc.	1,200	70,296
	Cigna Corp.	25,638	1,142,942
* #	Community Health Systems, Inc.	151,834	4,717,482
*	Conmed Corp.	39,590	1,067,346
*	Continucare Corp.	5,408	12,168
#	Cooper Companies, Inc.	57,037	1,950,095
*	Cross Country Healthcare, Inc.	36,400	395,304
*	Digirad Corp.	30,004	86,412
* #	Emisphere Technologies, Inc.	1,000	1,820
*	E-Z-EM, Inc.	16,400	340,956
*	Gentiva Health Services, Inc.	50,119	1,080,566
*	Greatbatch, Inc.	33,060	706,492
*	Hanger Orthopedic Group, Inc.	9,000	104,310
*	HealthTronics, Inc.	54,699	199,651

15

* #	Hi-Tech Pharmacal Co., Inc.	18,809	$209,532
	Hooper Holmes, Inc.	63,600	41,340
*	IntegraMed America, Inc.	3,309	33,553
	Invacare Corp.	44,500	1,110,720
*	Invitrogen Corp.	35,600	3,007,844
*	Iridex Corp.	6,796	21,747
*	Kindred Healthcare, Inc.	43,700	921,633
*	Langer, Inc.	13,247	27,024
*	Lannet Co., Inc.	8,300	24,900
*	Lexicon Pharmaceuticals, Inc.	24,800	46,128
* #	LifePoint Hospitals, Inc.	2,871	71,947
*	Magyar Bancorp, Inc.	500	5,310
* #	Martek Biosciences Corp.	4,700	134,702
*	Matria Healthcare, Inc.	30,360	762,643
*	Maxygen, Inc.	1,875	12,038
#	McKesson Corp.	7,156	420,487
*	MedCath Corp.	33,300	694,305
*	Medco Health Solutions, Inc.	117,200	5,193,132
*	Medical Staffing Network Holdings, Inc.	25,499	141,519
* #	Merge Technologies, Inc.	30,919	16,387
* #	Millennium Pharmaceuticals, Inc.	319,285	4,466,797
* #	Nabi Biopharmaceuticals	12,200	47,214
*	National Dentex Corp.	400	5,596
* #	Neurocrine Biosciences, Inc.	41,552	208,176
* #	Neurogen Corp.	500	795
* #	NovaMed, Inc.	23,727	95,145
*	Nutraceutical International Corp.	17,134	218,287
#	Omnicare, Inc.	74,400	1,560,912
*	Orchid Cellmark, Inc.	3,350	15,377
* #	Ore Pharmaceuticals, Inc.	6,709	4,529
*	Osteotech, Inc.	25,510	111,479
*	Par Pharmaceutical Companies, Inc.	56,500	999,485
* #	Parexel International Corp.	270	14,837
*	PDI, Inc.	15,176	119,435
#	PerkinElmer, Inc.	41,438	1,028,491
	Perrigo Co.	1,900	63,498
* #	Pharmacyclics, Inc.	289	335
* #	Pharmanet Development Group, Inc.	28,040	808,393
*	Prospect Medical Holdings, Inc.	14,274	52,528
*	RehabCare Group, Inc.	27,481	549,620
*	Renovis, Inc.	24,444	57,932
*	Res-Care, Inc.	9,560	205,922
*	RTI Biologics, Inc.	900	7,740
	Span-American Medical System, Inc.	900	11,124
*	Spectrum Pharmaceuticals, Inc.	2,400	6,216
*	SRI/Surgical Express, Inc.	1,600	6,704
*	SunLink Health Systems, Inc.	500	3,175
*	Symmetry Medical, Inc.	18,200	323,960
*	Synovis Life Technologies, Inc.	7,880	139,318
*	Theragenics Corp.	32,183	124,870
*	Thermo Fisher Scientific, Inc.	120,400	6,733,972
*	Urologix, Inc.	16,533	18,352
* #	Vical, Inc.	15,026	57,249
* #	ViroPharma, Inc.	103,971	952,374
* #	Vital Images, Inc.	9,032	143,248

16

*	Watson Pharmaceuticals, Inc.	149,489	$4,157,289
*	WellPoint, Inc.	434,292	30,435,183
Total Health Care			103,668,659

Industrials — (9.2%)
	A.O. Smith Corp.	32,800	1,194,904
* #	AAR Corp.	12,400	321,036
*	ABX Air, Inc.	1,746	5,343
*	Acco Brands Corp.	11,174	154,983
*	Accuride Corp.	43,100	311,182
	Aceto Corp.	31,800	222,918
*	Active Power, Inc.	10,134	18,241
* #	AGCO Corp.	91,300	5,921,718
* #	Airtran Holdings, Inc.	18,910	136,530
	Alamo Group, Inc.	16,485	305,632
* #	Alaska Air Group, Inc.	78,900	1,925,160
#	Alexander & Baldwin, Inc.	79,519	3,502,017
* #	Allied Defense Group, Inc.	11,689	87,083
* #	Allied Waste Industries, Inc.	590,256	6,103,247
* #	Amerco, Inc.	25,451	1,326,252
#	American Woodmark Corp.	8,251	156,604
	Ameron International Corp.	7,300	805,701
	Ampco-Pittsburgh Corp.	2,100	79,506
* #	AMR Corp.	2,200	28,182
#	Amrep Corp.	1,419	52,787
	Angelica Corp.	14,625	242,044
	Apogee Enterprises, Inc.	8,500	130,815
	Applied Industrial Technologies, Inc.	53,325	1,473,903
	Applied Signal Technologies, Inc.	17,902	213,034
*	Argon ST, Inc.	41,612	676,195
#	Arkansas Best Corp.	33,100	884,101
* #	Arotech Corp.	19,398	37,050
*	Avis Budget Group, Inc.	103,018	1,177,496
*	Axsys Technologies, Inc.	12,900	567,600
	Baldor Electric Co.	22,400	642,208
*	Baldwin Technology Co., Inc. Class A	17,977	46,920
	Belden, Inc.	38,250	1,503,225
	Bowne & Co., Inc.	19,714	261,605
#	Briggs & Stratton Corp.	88,561	1,582,585
	Burlington Northern Santa Fe Corp.	493,950	43,358,931
#	C&D Technologies, Inc.	37,377	204,078
*	Casella Waste Systems, Inc. Class A	1,600	15,824
	CDI Corp.	29,909	680,430
*	Celadon Group, Inc.	4,500	40,500
	Champion Industries, Inc.	3,986	21,046
#	CIRCOR International, Inc.	18,850	858,618
*	Commercial Vehicle Group, Inc.	32,896	307,907
*	Competitive Technologies, Inc.	1,300	2,275
* #	Consolidated Graphics, Inc.	5,500	292,545
*	Cornell Companies, Inc.	3,700	76,997
*	Covenant Transport Group Class A	4,818	37,918
*	CPI Aerostructures, Inc.	9,272	78,256
	CSX Corp.	703,520	34,134,790
#	Cubic Corp.	37,500	958,875
	Curtiss-Wright Corp.	2,144	90,177

17

	Deere & Co.	4,600	$391,966
* #	Delta Air Lines, Inc.	106,300	1,419,105
* #	Dollar Thrifty Automotive Group, Inc.	22,900	328,844
	DRS Technologies, Inc.	71,050	3,985,195
*	Ducommun, Inc.	19,878	551,217
	Eastern Co.	3,565	60,249
	Electro Rent Corp.	46,966	609,619
	Encore Wire Corp.	33,080	554,090
*	EnerSys	60,639	1,394,091
	Ennis, Inc.	46,700	745,332
*	EnPro Industries, Inc.	27,955	825,511
	Espey Manufacturing & Electronics Corp.	850	18,445
*	Esterline Technologies Corp.	48,549	2,543,968
*	Exponent, Inc.	1,600	46,560
* #	ExpressJet Holdings, Inc.	51,800	125,874
	Federal Signal Corp.	81,590	984,791
* #	First Advantage Corp.	4,462	88,749
* #	Flanders Corp.	18,900	119,070
* #	Frontier Airlines Holdings, Inc.	15,400	45,122
	Frozen Food Express Industries, Inc.	6,500	44,980
	G & K Services, Inc. Class A	32,639	1,248,768
*	Gardner Denver Machinery, Inc.	4,005	147,825
	GATX Corp.	73,797	2,655,216
* #	Gehl Co.	13,520	216,726
*	GP Strategies Corp.	14,909	139,399
	Granite Construction, Inc.	2,600	78,494
#	Greenbrier Companies, Inc.	26,769	703,489
*	Griffon Corp.	26,670	236,030
	Hardinge, Inc.	16,749	207,855
#	Heico Corp.	9,400	411,720
	Heico Corp. Class A	4,770	173,580
*	Henry Bros. Electronics, Inc.	8,600	41,194
*	Herley Industries, Inc.	5,800	69,542
*	Hudson Highland Group, Inc.	3,780	28,161
*	Huttig Building Products, Inc.	24,100	71,818
#	IKON Office Solutions, Inc.	186,600	1,328,592
*	Industrial Distribution Group, Inc.	1,300	12,714
* #	Innovative Solutions & Support, Inc.	1,200	10,860
*	Insituform Technologies, Inc. Class A	30,412	424,856
#	Insteel Industries, Inc.	4,729	50,931
*	International Shipholding Corp.	3,500	66,710
* #	Intersections, Inc.	35,048	287,043
* #	JetBlue Airways Corp.	110,700	603,315
*	Kadant, Inc.	5,957	149,521
	Kaman Corp. Class A	38,097	914,328
* #	Kansas City Southern	66,400	2,377,120
	Kelly Services, Inc. Class A	33,241	638,560
	Kennametal, Inc.	126,200	3,832,694
*	Key Technology, Inc.	5,079	179,339
*	Kforce, Inc.	18,771	160,492
*	K-Tron International, Inc.	70	8,171
	L.S. Starrett Co. Class A	2,100	36,624
*	Layne Christensen Co.	800	32,032
*	LECG Corp.	46,264	439,508
*	LGL Group, Inc.	400	4,060

18

	LSI Industries, Inc.	7,550	$100,340
*	Lydall, Inc.	7,000	71,330
* #	M&F Worldwide Corp.	27,690	1,025,361
*	Mac-Gray Corp.	10,800	124,848
*	Magnetek, Inc.	8,400	28,644
*	MAIR Holdings, Inc.	1,415	6,056
#	Manpower, Inc.	9,272	525,722
*	Marten Transport, Ltd.	35,895	520,119
* #	Medialink Worldwide, Inc.	11,000	24,750
*	Merrimac Industries, Inc.	2,600	18,564
*	Mesa Air Group, Inc.	23,700	57,354
* #	MFRI, Inc.	1,200	19,440
*	Miller Industries, Inc.	3,740	43,234
*	Misonix, Inc.	8,471	36,002
* #	Mobile Mini, Inc.	19,600	364,756
* #	MTC Technologies, Inc.	20,973	497,060
	Mueller Industries, Inc.	54,542	1,566,992
#	Mueller Water Products, Inc.	16,533	133,256
#	Mueller Water Products, Inc. Class B	57,804	503,473
	NACCO Industries, Inc. Class A	10,162	823,630
*	Nashua Corp.	400	4,600
*	National Technical Systems, Inc.	14,800	92,056
*	NCI Building Systems, Inc.	22,800	691,752
#	Norfolk Southern Corp.	661,000	34,960,290
	Northrop Grumman Corp.	336,910	26,484,495
*	On Assignment, Inc.	18,609	115,190
*	Orbital Sciences Corp.	25,013	541,531
* #	Owens Corning, Inc.	155,022	2,923,715
*	P.A.M. Transportation Services, Inc.	15,391	223,170
*	Paragon Technologies, Inc.	3,771	23,211
	Parker Hannifin Corp.	3,900	252,057
*	Park-Ohio Holdings Corp.	22,918	473,715
*	Patrick Industries, Inc.	1,300	10,231
	Pentair, Inc.	79,800	2,603,076
*	PHH Corp.	48,838	988,481
* #	Plug Power, Inc.	134,071	403,554
	Portec Rail Products, Inc.	11,395	119,989
*	Powell Industries, Inc.	1,700	64,804
	Precision Castparts Corp.	15,141	1,671,415
	Preformed Line Products Co.	850	40,120
	Providence & Worcester Railroad Co.	1,000	19,650
*	Quanta Services, Inc.	31,800	759,384
#	R. R. Donnelley & Sons Co.	267,000	8,498,610
	Raytheon Co.	392,600	25,456,184
*	RCM Technologies, Inc.	20,900	110,979
#	Regal-Beloit Corp.	53,220	1,964,882
*	Republic Airways Holdings, Inc.	48,800	954,040
#	Robbins & Myers, Inc.	2,060	70,143
*	Rush Enterprises, Inc. Class A	31,175	462,014
*	Rush Enterprises, Inc. Class B	6,453	95,375
#	Ryder System, Inc.	104,780	6,036,376
*	Saia, Inc.	10,800	156,060
	Schawk, Inc.	52,916	833,427
*	School Specialty, Inc.	37,902	1,156,769
	Servidyne, Inc.	6,937	43,287

19

#	Skywest, Inc.	112,032	$2,478,148
	Southwest Airlines Co.	891,900	10,934,694
*	Sparton Corp.	1,700	8,126
*	Spherion Corp.	22,800	147,744
#	SPX Corp.	66,000	6,751,800
	Standex International Corp.	17,800	338,378
	Steelcase, Inc. Class A	37,300	528,914
*	Superior Essex, Inc.	11,404	323,646
	Supreme Industries, Inc.	1,610	9,483
	Sypris Solutions, Inc.	29,450	141,655
*	SYS Technologies	4,799	10,414
	Technology Research Corp.	13,283	38,786
	Tecumseh Products Co. Class A	11,200	237,216
*	The Geo Group, Inc.	4,800	128,112
	Timken Co.	150,800	4,543,604
	Todd Shipyards Corp.	9,932	167,652
* #	TRC Companies, Inc.	30,673	155,512
	Tredegar Industries, Inc.	50,900	804,729
* #	Trex Co., Inc.	3,000	23,400
#	Trinity Industries, Inc.	79,350	2,235,290
#	Triumph Group, Inc.	5,400	305,586
*	TrueBlue, Inc.	20	250
#	UAL Corp.	166,544	5,046,283
	Union Pacific Corp.	451,285	56,302,317
*	United Rentals, Inc.	66,185	1,330,319
* #	United Stationers, Inc.	9,700	478,792
	Universal Forest Products, Inc.	31,400	872,292
*	US Airways Group, Inc.	1	12
*	USA Truck, Inc.	1,600	21,232
	Viad Corp.	31,033	1,075,914
*	Volt Information Sciences, Inc.	43,063	692,022
#	Wabash National Corp.	28,700	226,730
#	Watts Water Technologies, Inc.	63,315	1,755,092
*	WCA Waste Corp.	27,983	170,696
#	Werner Enterprises, Inc.	107,182	1,906,768
*	Westaff, Inc.	25,326	102,824
* #	Willis Lease Finance Corp.	1,600	19,840
* #	YRC Worldwide, Inc.	48,891	672,740
Total Industrials			372,909,614

Information Technology — (6.1%)
*	3Com Corp.	303,573	998,755
* #	Access Integrated Technologies, Inc.	25,286	59,675
*	Actel Corp.	33,263	394,167
*	ActivIdentity Corp.	75,321	231,235
*	Adaptec, Inc.	245,000	649,250
* #	Advanced Micro Devices, Inc.	334,100	2,408,861
	Agilysys, Inc.	32,970	417,730
	American Software, Inc. Class A	8,900	75,650
*	Anaren, Inc.	25,319	320,032
*	Anixter International, Inc.	12,544	820,252
*	Answerthink, Inc.	66,426	269,025
* #	Applied Micro Circuits Corp.	71,693	532,679
* #	Ariba, Inc.	23,700	211,404
* #	Arris Group, Inc.	59,459	341,889

20

*	Arrow Electronics, Inc.	212,670	$6,935,169
	Astro-Med, Inc.	1,500	14,685
*	Autobytel, Inc.	32,900	88,830
#	Avici Systems, Inc.	19,105	146,535
* #	Avid Technology, Inc.	42,447	1,034,433
*	Aviza Technology, Inc.	7,636	7,140
*	Avnet, Inc.	153,300	5,167,743
*	Avocent Corp.	52,800	883,344
	AVX Corp.	315,640	3,958,126
*	Aware, Inc.	19,335	77,147
* #	Axcelis Technologies, Inc.	213,776	1,229,212
*	AXT, Inc.	30,700	169,464
*	BearingPoint, Inc.	17,200	27,864
	Bel Fuse, Inc. Class A	2,942	92,202
	Bel Fuse, Inc. Class B	12,750	347,693
*	Bell Industries, Inc.	1,161	929
*	Bell Microproducts, Inc.	14,100	47,235
* #	Benchmark Electronics, Inc.	103,443	1,737,842
	Black Box Corp.	28,500	883,500
*	Bookham, Inc.	5,300	7,738
* #	Borland Software Corp.	109,500	213,525
*	Brooks Automation, Inc.	92,404	931,432
*	CACI International, Inc. Class A	3,400	148,444
*	CalAmp Corp.	16,572	45,242
*	California Micro Devices Corp.	42,662	136,518
*	CallWave, Inc.	37,851	96,142
*	Captaris, Inc.	35,573	123,438
*	Cascade Microtech, Inc.	14,934	114,544
*	Catalyst Semiconductor, Inc.	27,451	110,079
*	Catapult Communications Corp.	29,376	183,306
*	CEVA, Inc.	31,174	265,914
*	Checkpoint Systems, Inc.	25,700	621,940
*	Ciber, Inc.	31,700	145,820
*	Cirrus Logic, Inc.	51,161	262,968
* #	CMGI, Inc.	73,960	849,800
	Cohu, Inc.	33,342	521,469
	Comarco, Inc.	4,690	21,621
* #	CommScope, Inc.	5,136	215,096
	Communications Systems, Inc.	1,749	19,799
*	Computer Sciences Corp.	233,293	10,136,581
*	Compuware Corp.	176,300	1,403,348
*	Convergys Corp.	244,450	3,529,858
*	Credence Systems Corp.	133,053	188,935
*	CSP, Inc.	1,614	9,813
	CTS Corp.	34,200	331,740
*	Cyberoptics Corp.	19,485	203,034
	Dataram Corp.	10,934	35,864
*	Digi International, Inc.	60,805	640,277
* #	Ditech Networks, Inc.	43,700	119,301
*	Dot Hill Systems Corp.	100,590	360,112
*	DSP Group, Inc.	18,079	209,716
*	Dynamics Research Corp.	16,374	158,173
* #	EarthLink, Inc.	7,200	52,056
* #	Echelon Corp.	988	11,095
*	Edgewater Technology, Inc.	8,693	52,158

21

*	EFJ, Inc.	16,319	$22,031
*	Electro Scientific Industries, Inc.	34,300	555,317
	Electronic Data Systems Corp.	865,339	14,987,671
*	Electronics for Imaging, Inc.	20,700	311,742
* #	EMCORE Corp.	14,100	155,805
*	EMS Technologies, Inc.	19,900	572,921
*	Endwave Corp.	14,700	102,900
*	Entegris, Inc.	126,900	894,645
* #	Entertainment Distribution Co., Inc.	44	26
*	Entorian Technologies, Inc.	4,167	5,875
* #	EPIQ Systems, Inc.	12,600	171,360
* #	eSpeed, Inc.	26,680	309,755
*	Euronet Worldwide, Inc.	10,800	233,280
* #	Exar Corp.	14,580	114,599
*	Fairchild Semiconductor Corp. Class A	48,466	540,396
	Frequency Electronics, Inc.	19,044	163,588
*	FSI International, Inc.	9,317	15,187
*	Gerber Scientific, Inc.	37,217	323,788
*	Globecomm Systems, Inc.	9,488	83,589
*	GTSI Corp.	8,203	67,429
*	Harris Stratex Networks, Inc. Class A	25,717	258,199
	Hewlett-Packard Co.	1,620,045	77,389,550
*	hi/fn, Inc.	14,705	80,730
* #	Hutchinson Technology, Inc.	53,600	900,480
*	Hypercom Corp.	60,390	224,047
*	I.D. Systems, Inc.	1,000	7,140
* #	Ikanos Communications	22,424	102,253
#	Imation Corp.	34,300	773,465
*	InFocus Corp.	26,671	47,741
	InfoSpace, Inc.	58,200	593,058
* #	Ingram Micro, Inc.	319,079	4,872,336
*	Innovex, Inc.	4,914	1,572
*	Insight Enterprises, Inc.	96,661	1,694,467
	Integral Systems, Inc.	10,682	260,000
*	Integrated Device Technology, Inc.	215,810	1,810,646
*	Integrated Silicon Solution, Inc.	23,662	141,262
* #	Internap Network Services Corp.	33,876	237,132
*	International Rectifier Corp.	121,150	2,758,586
* #	Internet Capital Group, Inc.	58,172	506,096
	Intersil Corp.	208,965	4,862,616
*	Intest Corp.	12,966	27,747
*	IntriCon Corp.	482	3,292
*	Iomega Corp.	7,200	21,960
* #	iPass, Inc.	111,099	308,855
*	IXYS Corp.	61,986	437,001
	Jabil Circuit, Inc.	17,900	231,268
*	Jaco Electronics, Inc.	296	349
* #	JDS Uniphase Corp.	42,962	564,950
* #	Juniper Networks, Inc.	88,746	2,380,168
*	Jupitermedia Corp.	15,300	50,337
	Keithley Instruments, Inc.	21,851	197,752
*	Kemet Corp.	14,100	69,936
*	Key Tronic Corp.	17,405	55,348
* #	Keynote Systems, Inc.	10,900	118,156
*	Kopin Corp.	110,335	300,111

22

*	Kratos Defense & Security Solutions, Inc.	125,445	$228,310
* #	KVH Industries, Inc.	5,069	43,999
* #	L-1 Identity Solutions, Inc.	147,373	1,762,581
*	Lattice Semiconductor Corp.	133,600	344,688
* #	Lawson Software, Inc.	61,401	478,928
*	Leadis Technolgies, Inc.	19,270	38,155
*	LeCroy Corp.	24,131	190,394
*	Lionbridge Technologies, Inc.	40,200	142,710
*	Logility, Inc.	194	2,118
* #	LookSmart, Ltd.	27,480	99,203
*	Loral Space & Communications, Inc.	24,379	591,435
* #	LSI Corp.	121,700	613,368
* #	LTX Corp.	14,651	47,616
*	Management Network Group, Inc.	38,306	81,975
#	Marchex, Inc. Class B	11,200	98,896
#	Maximus, Inc.	27,700	1,006,064
*	Mercury Computer Systems, Inc.	48,333	309,815
*	Merix Corp.	19,900	54,128
	Methode Electronics, Inc.	57,888	616,507
* #	Micron Technology, Inc.	643,600	4,839,872
*	Microtune, Inc.	5,400	27,216
* #	MIPS Technologies, Inc.	32,000	118,720
*	MIVA, Inc.	5,400	11,340
*	MKS Instruments, Inc.	110,590	2,221,753
*	Moldflow Corp.	5,100	84,966
* #	MoSys, Inc.	23,049	108,330
*	MPS Group, Inc.	128,700	1,467,180
* #	MRV Communications, Inc.	55,000	88,000
*	MSC. Software Corp.	400	5,068
*	Multi-Fineline Electronix, Inc.	16,900	359,463
*	Nanometrics, Inc.	47,970	305,569
*	Napster, Inc.	300	552
*	NCR Corp.	59,800	1,325,168
*	NetScout Systems, Inc.	25,200	234,108
* #	Network Equipment Technologies, Inc.	14,285	81,425
*	Newport Corp.	56,016	588,728
*	Novell, Inc.	56,081	417,803
*	Novellus Systems, Inc.	19,378	427,866
*	Nu Horizons Electronics Corp.	14,932	88,696
#	Openwave Systems, Inc.	62,500	128,750
*	Oplink Communications, Inc.	49,699	617,759
*	OPNET Technologies, Inc.	23,600	187,856
*	Optical Cable Corp.	900	3,699
*	OSI Systems, Inc.	17,900	378,585
*	Overland Storage, Inc.	3,499	4,689
*	OYO Geospace Corp.	1	48
*	Packeteer, Inc.	28,193	126,023
*	Palm, Inc.	155,034	1,003,070
*	PAR Technology Corp.	19,875	157,410
* #	PC Connection, Inc.	49,754	494,057
*	PC-Tel, Inc.	62,853	419,858
	Pegasystems, Inc.	14,790	139,026
*	Perceptron, Inc.	1,800	21,240
*	Performance Technologies, Inc.	24,251	113,737
*	Pericom Semiconductor Corp.	22,633	301,698

23

*	Perot Systems Corp.	164,261	$2,265,159
*	Pervasive Software, Inc.	36,268	138,906
*	Phoenix Technologies, Ltd.	5,436	89,748
*	Photon Dynamics, Inc.	20,560	212,796
*	Photronics, Inc.	43,100	434,017
*	Planar Systems, Inc.	29,862	139,157
* #	PlanetOut, Inc.	340	1,285
* #	PLATO Learning, Inc.	39,213	149,009
* #	Powerwave Technologies, Inc.	173,217	495,401
* #	Presstek, Inc.	3,498	16,441
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	700	2,450
*	Quantum Corp.	22,449	56,123
*	RadiSys Corp.	42,445	403,652
* #	RealNetworks, Inc.	217,716	1,273,639
	Relm Wireless Corp.	8,587	19,321
*	RF Micro Devices, Inc.	61,856	194,846
* #	RF Monolithics, Inc.	11,003	58,426
	Richardson Electronics, Ltd.	11,478	49,585
*	Rudolph Technologies, Inc.	35,291	307,385
*	S1 Corp.	84,600	598,968
* #	Safeguard Scientifics, Inc.	101,600	156,464
* #	Sandisk Corp.	936	22,043
*	Sanmina-SCI Corp.	369,600	609,840
*	SCM Microsystems, Inc.	18,612	55,464
*	Seachange International, Inc.	31,439	185,490
* #	Secure Computing Corp.	113,290	919,915
*	Selectica, Inc.	17,241	25,344
*	Semitool, Inc.	4,314	33,908
*	SI International, Inc.	25,429	632,674
* #	Sigmatel, Inc.	21,950	63,875
*	Silicon Image, Inc.	58,024	265,750
*	Silicon Storage Technology, Inc.	192,827	545,700
* #	Skyworks Solutions, Inc.	169,480	1,399,905
* #	Smith Micro Software, Inc.	21,901	112,133
*	SonicWALL, Inc.	35,915	299,172
*	Spectrum Control, Inc.	9,829	88,559
* #	Standard Microsystems Corp.	18,100	513,135
	StarTek, Inc.	23,345	201,000
* #	STEC, Inc.	20,196	147,027
*	SumTotal Systems, Inc.	17,208	78,124
* #	Sun Microsystems, Inc.	173,975	2,853,190
*	SupportSoft, Inc.	45,495	159,687
* #	Sycamore Networks, Inc.	546,847	1,908,496
*	Symantec Corp.	930,677	15,672,601
* #	Symmetricom, Inc.	65,341	223,466
*	SYNNEX Corp.	60,100	1,250,681
*	Tech Data Corp.	101,652	3,390,094
	Technitrol, Inc.	14,000	308,140
*	Technology Solutions Co.	3,555	9,279
*	TechTeam Global, Inc.	13,534	118,423
*	Tellabs, Inc.	411,872	2,710,118
*	Telular Corp.	19,155	67,426
*	Teradyne, Inc.	24,254	290,805
*	Tessco Technologies, Inc.	7,748	126,215

24

*	Tier Technologies, Inc. Class B	8,900	$71,645
*	Tollgrade Communications, Inc.	17,487	96,528
* #	Track Data Corp.	8,633	14,417
* #	Triquint Semiconductor, Inc.	229,314	1,082,362
	TSR, Inc.	1,300	5,519
*	TTM Technologies, Inc.	64,788	713,964
* #	Ultratech, Inc.	41,685	401,427
* #	UTStarcom, Inc.	81,505	229,844
*	Vicon Industries, Inc.	2,310	12,590
*	Vignette Corp.	35,100	444,015
*	Virage Logic Corp.	15,362	98,624
*	Vishay Intertechnology, Inc.	217,500	1,985,775
*	Website Pros, Inc.	47,883	528,628
*	Westell Technologies, Inc.	85,084	149,748
*	White Electronics Designs Corp.	27,184	113,901
*	Winland Electronics, Inc.	300	686
*	Wireless Telecom Group, Inc.	42,288	69,352
*	WPCS International, Inc.	9,861	63,899
	Xerox Corp.	92,200	1,355,340
* #	X-Rite, Inc.	3,200	26,208
*	Zoran Corp.	77,932	1,070,006
*	Zygo Corp.	37,321	475,470
Total Information Technology			249,994,246

Materials — (3.5%)
	A. Schulman, Inc.	26,800	547,792
	A.M. Castle & Co.	18,682	415,301
	Airgas, Inc.	77,640	3,772,528
	Albemarle Corp.	46,300	1,756,622
	Alcoa, Inc.	340,052	12,629,531
*	American Pacific Corp.	900	14,499
	Arch Chemicals, Inc.	10,400	363,064
	Ashland, Inc.	112,560	4,971,775
	Bemis Co., Inc.	50,013	1,241,323
*	Buckeye Technologies, Inc.	22,600	244,306
#	Cabot Corp.	24,400	668,560
#	Calgon Carbon Corp.	33,885	553,681
*	Caraustar Industries, Inc.	24,456	53,803
	Carpenter Technology Corp.	11,200	703,696
	Chemtura Corp.	306,579	2,532,343
	Chesapeake Corp.	12,100	42,350
#	Cleveland-Cliffs, Inc.	1,000	119,460
* #	Coeur d’Alene Mines Corp.	35,400	170,628
* #	Continental Materials Corp.	100	2,345
*	Core Molding Technologies, Inc.	2,630	18,673
	Cytec Industries, Inc.	67,435	3,862,677
*	Domtar Corp.	396,595	2,526,310
	Ferro Corp.	61,100	983,710
	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	11,132,120
	Friedman Industries, Inc.	10,535	54,150
#	Georgia Gulf Corp.	6,300	38,178
	Gibraltar Industries, Inc.	50,500	551,965
	Glatfelter Co.	46,800	616,356
*	Graphic Packaging Corp.	269,352	829,604
	Greif, Inc. Class A	24,000	1,569,360

25

* #	Headwaters, Inc.	16,800	$205,968
	International Paper Co.	376,012	11,919,580
#	Kronos Worldwide, Inc.	2,919	54,002
	Louisiana-Pacific Corp.	152,700	1,661,376
	Lubrizol Corp.	61,000	3,556,300
*	Material Sciences Corp.	24,611	181,629
	MeadWestavco Corp.	304,651	7,817,345
	Metal Management, Inc.	10,700	649,169
#	Minerals Technologies, Inc.	20,400	1,229,712
*	Mod-Pac Corp.	3,869	23,949
	Monsanto Co.	24,437	2,826,872
	Myers Industries, Inc.	40,050	487,409
	Neenah Paper, Inc.	19,700	513,185
#	NL Industries, Inc.	88,148	957,287
	NN, Inc.	22,500	219,150
*	Northern Technologies International Corp.	3,000	23,640
* #	Northwest Pipe Co.	12,085	504,428
	Olympic Steel, Inc.	2,500	103,250
* #	OM Group, Inc.	25,000	1,513,250
* #	Owens-Illinois, Inc.	27,100	1,529,795
	Penford Corp.	13,338	291,969
* #	Peoplesupport, Inc.	13,100	152,091
* #	PolyOne Corp.	204,954	1,332,201
	Quaker Chemical Corp.	2,900	68,150
#	Quanex Corp.	2,800	144,060
*	Ready Mix, Inc.	4,964	29,784
	Reliance Steel & Aluminum Co.	50,700	2,814,357
*	Rock of Ages Corp.	1,200	5,844
	Rock-Tenn Co. Class A	56,380	1,512,675
*	Rosetta Resources, Inc.	75,154	1,537,651
	RPM International, Inc.	19,003	397,353
	Schnitzer Steel Industries, Inc. Class A	30,900	2,023,023
	Schweitzer-Maudoit International, Inc.	29,313	673,320
	Sensient Technologies Corp.	71,500	1,926,210
*	Smurfit-Stone Container Corp.	473,694	3,765,867
	Spartech Corp.	44,200	626,314
	Stepan Co.	15,906	542,395
* #	Stillwater Mining Co.	13,259	272,207
	Synalloy Corp.	2,100	27,384
	Temple-Inland, Inc.	39,200	538,216
* #	Terra Industries, Inc.	43,087	1,947,963
#	Tronox, Inc. Class A	4,400	19,668
#	Tronox, Inc. Class B	13,307	58,684
*	U.S. Concrete, Inc.	56,660	226,073
* #	U.S. Gold Corp.	98,100	344,331
#	Valhi, Inc.	70,701	1,366,650
#	Valspar Corp.	168,360	3,651,728
	Wausau Paper Corp.	80,700	632,688
#	Westlake Chemical Corp.	88,300	1,425,162
#	Weyerhaeuser Co.	358,667	21,950,420
#	Worthington Industries, Inc.	67,200	1,182,048
Total Materials			140,450,492

Other — (0.0%)
# ●	ePresence, Inc. Escrow Shares	6,400	192
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

26

Telecommunication Services — (6.1%)
*	Arbinet-thexchange, Inc.	14,070	$70,350
	AT&T, Inc.	3,392,390	118,156,944
	CenturyTel, Inc.	186,130	6,736,045
	D&E Communications, Inc.	24,213	263,680
*	General Communications, Inc. Class A	32,936	190,699
	IDT Corp.	4,126	24,137
#	IDT Corp. Class B	54,100	317,026
* #	LCC International, Inc. Class A	16,700	27,388
*	Leap Wireless International, Inc.	3,144	134,437
* #	Nextwave Wireless, Inc.	76,257	411,025
*	Premiere Global Services, Inc.	800	11,304
	Sprint Nextel Corp.	2,334,186	16,596,062
#	SureWest Communications	22,739	285,829
	Telephone & Data Systems, Inc.	80,500	3,775,450
	Telephone & Data Systems, Inc. Special Shares	12,407	534,742
* #	United States Cellular Corp.	14,300	900,900
	Verizon Communications, Inc.	2,693,604	97,831,697
*	Xeta Corp.	17,164	72,260
Total Telecommunication Services			246,339,975

Utilities — (0.2%)
*	Maine & Maritimes Corp.	400	12,880
	Middlesex Water Co.	5,356	100,961
*	NRG Energy, Inc.	3,400	140,318
*	Reliant Energy, Inc.	267,800	6,105,840
	Southern Union Co.	1	—
	Unitil Corp.	600	16,080
Total Utilities			6,376,079

TOTAL COMMON STOCKS			3,446,137,866

RIGHTS/WARRANTS — (0.0%)
*	Security Bank Corp. Rights 03/10/08	23,355	1,313

TEMPORARY CASH INVESTMENTS — (1.0%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	38,290,739	38,290,739

27

		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (14.2%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $605,760,726 FNMA, rates ranging from 4.500% to 7.000%, dates ranging from 07/19/19 to 02/01/38, valued at $520,804,474) to be repurchased at $505,768,140	$505,635	$505,635,411
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $63,194,069 FNMA 6.000%, 04/01/33 & 12/01/37, valued at $22,559,869) to be repurchased at $21,809,063	21,803	21,803,340
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $56,380,537 FNMA 5.594%(r), 05/01/35 & 6.441%(r), 07/01/37, valued at $52,309,233) to be repurchased at $50,796,914	50,783	50,783,499

TOTAL SECURITIES LENDING COLLATERAL			578,222,250

TOTAL INVESTMENTS - (100.0%) (Cost $3,604,867,863) ##			$4,062,652,168

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$3,484,423,152
Level 2 – Other Significant Observable Inputs	578,229,016
Level 3 – Significant Unobservable Inputs	—
Total	$4,062,652,168

28

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.1%)
Consumer Discretionary — (8.7%)
*	1-800-FLOWERS.COM, Inc.	3,200	$25,728
*	4Kids Entertainment, Inc.	1,000	11,840
*	A.C. Moore Arts & Crafts, Inc.	2,600	22,282
	Aaron Rents, Inc.	5,700	111,834
	Abercrombie & Fitch Co.	10,520	815,616
* #	AbitibiBowater Canada, Inc.	676	6,997
*	Acme Communications, Inc.	1,889	5,554
	Acme United Corp.	500	6,755
	Advance Auto Parts, Inc.	12,000	402,480
* #	Aeropostale, Inc.	8,850	237,711
*	AFC Enterprises, Inc.	1,900	14,345
*	Aftermarket Technology Corp.	3,100	58,125
*	AH Belo Corp. Series A	2,048	24,924
	Aldila, Inc.	700	11,375
*	Alloy, Inc.	1,275	9,805
* #	Amazon.com, Inc.	48,293	3,113,450
	Ambassadors Group, Inc.	623	11,177
* #	AMDL, Inc.	1,600	4,880
	American Axle & Manufacturing Holdings, Inc.	6,220	122,410
	American Eagle Outfitters, Inc.	25,650	548,140
#	American Greetings Corp. Class A	5,530	104,075
*	America’s Car-Mart, Inc.	1,800	19,620
	Ameristar Casinos, Inc.	6,400	124,096
*	AnnTaylor Stores Corp.	7,275	174,745
*	Apollo Group, Inc. Class A	19,803	1,215,508
	Arbitron, Inc.	3,500	146,720
	Ark Restaurants Corp.	400	12,320
	ArvinMeritor, Inc.	9,343	105,482
	Asbury Automotive Group, Inc.	4,500	63,090
*	Ashworth, Inc.	600	2,028
*	Audible, Inc.	4,200	48,090
*	AutoNation, Inc.	19,600	285,572
*	Autozone, Inc.	7,500	863,100
* #	Avatar Holdings, Inc.	1,000	43,080
*	Bakers Footwear Group, Inc.	600	1,272
*	Ballantyne of Omaha, Inc.	2,600	12,818
* #	Bally Technologies, Inc.	6,800	257,788
	Barnes & Noble, Inc.	8,000	224,960
*	Barry (R.G.) Corp.	1,300	10,374
	Beasley Broadcast Group, Inc.	405	2,248
#	Bebe Stores, Inc.	10,500	128,205
* #	Bed Bath and Beyond, Inc.	27,200	770,848
#	Belo Corp. Class A	10,840	127,587

*	Benihana, Inc.	900	$9,972
*	Benihana, Inc. Class A	1,200	12,852
	Best Buy Co., Inc.	53,650	2,307,486
	Big 5 Sporting Goods Corp.	1,500	13,875
* #	Big Dog Holdings, Inc.	1,483	15,749
*	Big Lots, Inc.	12,400	208,940
* #	BJ’s Restaurants, Inc.	3,700	50,172
	Black & Decker Corp.	7,200	495,144
#	Blockbuster, Inc. Class A	9,300	28,272
*	Blockbuster, Inc. Class B	5,100	14,127
* #	Blue Nile, Inc.	2,000	88,320
* #	Bluegreen Corp.	3,600	30,456
	Blyth, Inc.	5,100	101,133
	Bob Evans Farms, Inc.	4,520	130,854
#	Bon-Ton Stores, Inc.	1,800	10,296
	Books-A-Million, Inc.	2,300	19,067
	BorgWarner, Inc.	14,534	626,561
	Boyd Gaming Corp.	9,520	200,777
	Brinker International, Inc.	13,050	240,642
	Brown Shoe Company, Inc.	5,075	74,501
#	Brunswick Corp.	9,430	153,615
#	Buckle, Inc.	3,780	171,612
* #	Buffalo Wild Wings, Inc.	2,100	48,657
*	Build-A-Bear-Workshop, Inc.	700	8,134
#	Building Materials Holding Corp.	2,800	16,184
#	Bunge, Ltd.	10,400	1,152,736
	Burger King Holdings, Inc.	16,500	423,390
* #	Cabela’s, Inc.	8,400	113,820
*	Cablevision Systems New York Group Class A	20,300	543,837
*	Cache, Inc.	2,188	21,792
* #	California Coastal Communities, Inc.	1,600	8,176
* #	California Pizza Kitchen, Inc.	3,750	52,275
	Callaway Golf Co.	9,800	149,352
	Canterbury Park Holding Corp.	500	5,050
* #	Career Education Corp.	11,004	163,409
* #	CarMax, Inc.	25,838	474,386
#	Carmike Cinemas, Inc.	1,400	10,122
#	Carnival Corp.	19,200	755,520
*	Carriage Services, Inc.	3,100	24,490
*	Carter’s, Inc.	8,000	123,440
* #	Casual Male Retail Group, Inc.	4,900	18,914
	Cato Corp. Class A	4,150	64,989
*	Cavalier Homes, Inc.	1,900	3,230
*	Cavco Industries, Inc.	931	30,667
#	CBRL Group, Inc.	2,900	105,618
	CBS Corp. Class A	6,800	155,040
	CBS Corp. Class B	76,510	1,745,958
* #	CEC Entertainment, Inc.	3,600	96,588
* #	Champion Enterprises, Inc.	10,300	91,464
	Charles and Colvard, Ltd.	1,425	1,824
*	Charlotte Russe Holding, Inc.	3,300	64,251
* #	Charter Communications, Inc.	45,250	43,530
* #	Cheesecake Factory, Inc.	8,648	180,830
	Cherokee, Inc.	1,442	48,812
*	Chicos FAS, Inc.	19,200	178,752

* #	Chipotle Mexican Grill, Inc.	1,700	$168,810
*	Chipotle Mexican Grill, Inc. Class B	2,200	189,024
	Choice Hotels International, Inc.	6,580	213,521
	Christopher & Banks Corp.	2,850	30,780
*	Chromcraft Revington, Inc.	100	450
	Churchill Downs, Inc.	1,844	83,957
#	Circuit City Stores, Inc.	10,600	46,852
#	Citadel Broadcasting Co.	26,866	28,209
* #	Citi Trends, Inc.	1,500	21,765
#	CKE Restaurants, Inc.	4,500	49,860
	Clear Channel Communications, Inc.	42,835	1,370,720
* #	Coach, Inc.	41,150	1,247,668
* #	Coinstar, Inc.	3,400	99,144
*	Coldwater Creek, Inc.	10,745	59,420
	Collectors Universe, Inc.	1,137	10,585
#	Columbia Sportswear Co.	4,352	179,868
*	Comcast Corp. Class A	238,371	4,657,769
*	Comcast Corp. Special Class A Non-Voting	115,965	2,243,923
* #	Conn’s, Inc.	2,800	35,700
	Cooper Tire & Rubber Co.	8,200	148,174
* #	Corinthian Colleges, Inc.	11,500	91,425
	Courier Corp.	2,006	54,583
*	Cox Radio, Inc.	4,700	51,653
#	CPI Corp.	731	12,120
	Craftmade International, Inc.	500	4,765
* #	Crown Media Holdings, Inc.	8,100	44,874
* #	CSK Auto Corp.	2,400	21,768
	CSS Industries, Inc.	1,450	50,619
*	Culp, Inc.	1,566	11,432
* #	Cumulus Media, Inc. Class A	300	1,650
*	Cybex International, Inc.	2,599	10,526
	Darden Restaurants, Inc.	16,275	501,758
*	Deckers Outdoor Corp.	1,526	168,837
*	Design Within Reach, Inc.	2,500	6,025
	DeVry, Inc.	8,900	391,066
*	DG Fastchannel, Inc.	2,300	46,437
*	Dick’s Sporting Goods, Inc.	10,414	287,218
	Dillards, Inc. Class A	8,400	124,236
* #	Directed Electronics, Inc.	1	2
*	Discovery Holding Co. Class A	16,202	365,679
*	Discovery Holding Co. Class B	190	4,845
*	DISH Network Corp. Class A	23,373	693,009
	Disney (Walt) Co.	231,347	7,497,956
*	Dixie Group, Inc.	812	7,154
*	Dollar Tree Stores, Inc.	11,400	305,862
#	Dover Downs Gaming & Entertainment, Inc.	2,000	18,240
	Dover Motorsports, Inc.	2,200	15,202
*	DreamWorks Animation SKG, Inc.	10,353	262,759
*	Drew Industries, Inc.	2,600	70,096
*	drugstore.com, Inc.	14,000	39,200
	E.W. Scripps Co.	14,850	620,284
#	Eastman Kodak Co.	28,386	481,994
*	Einstein Noah Restaurant Group, Inc.	1,800	27,738
*	Emerson Radio Corp.	2,300	2,484
#	Emmis Communications Corp. Class A	3,600	10,656

	Entercom Communications Corp.	4,200	$46,914
*	Entravision Communications Corp.	6,600	38,280
#	Ethan Allen Interiors, Inc.	3,700	100,788
*	Expedia, Inc.	1,914	43,888
	Family Dollar Stores, Inc.	16,800	321,720
*	Famous Dave’s of America, Inc.	1,300	13,195
* #	Fleetwood Enterprises, Inc.	7,610	32,419
#	Foot Locker, Inc.	13,500	166,050
*	Ford Motor Co.	245,888	1,605,649
	Fortune Brands, Inc.	18,576	1,207,068
*	Fossil, Inc.	8,650	278,357
*	Franklin Covey Co.	3,200	24,704
	Fred’s, Inc.	3,267	28,684
	FTD Group, Inc.	4,200	57,918
* #	Fuel Systems Solutions, Inc.	2,050	21,197
*	Full House Resorts, Inc.	2,580	5,753
*	GameStop Corp. Class A	19,997	847,073
*	GameTech International, Inc.	2,596	15,109
* #	Gaming Partners International Corp.	800	6,136
* #	Gander Mountain Co.	573	3,237
	Gannett Co., Inc.	21,400	645,210
	Gap, Inc.	91,930	1,854,228
* #	Gaylord Entertainment Co.	5,437	163,599
* #	Gemstar-TV Guide International, Inc.	50,394	238,868
	General Motors Corp.	60,970	1,419,382
* #	Genesco, Inc.	2,300	68,885
* #	Gentek, Inc.	1,100	30,250
	Gentex Corp.	17,130	276,136
	Genuine Parts Co.	20,308	837,705
*	Getty Images, Inc.	3,600	115,776
* #	G-III Apparel Group, Ltd.	1,875	24,544
* #	Goodyear Tire & Rubber Co.	23,727	643,002
*	Gottschalks, Inc.	1,900	4,370
#	Gray Television, Inc.	1,000	5,800
* #	Great Wolf Resorts, Inc.	3,700	25,419
	Group 1 Automotive, Inc.	2,900	71,050
*	GSI Commerce, Inc.	5,950	86,096
#	Guess?, Inc.	11,115	457,160
* #	Gymboree Corp.	3,800	150,442
	H&R Block, Inc.	37,910	707,021
#	Handleman Co.	1,800	2,358
*	Hanesbrands, Inc.	11,387	331,362
	Harley-Davidson, Inc.	25,400	943,864
	Harman International Industries, Inc.	7,225	297,670
* #	Harris Interactive, Inc.	6,323	17,135
	Harte-Hanks, Inc.	8,500	143,735
*	Hartmarx Corp.	2,100	5,250
#	Hasbro, Inc.	18,440	475,199
#	Haverty Furniture Co., Inc.	600	5,892
* #	Hawk Corp.	1,220	22,814
*	Hayes Lemmerz International, Inc.	13,158	41,842
	Hearst-Argyle Television, Inc.	5,432	119,504
* #	Hibbett Sporting Goods, Inc.	3,400	53,720
*	Hollywood Media Corp.	6,200	16,492
#	Home Depot, Inc.	214,969	5,707,427

#	Hooker Furniture Corp.	1,100	$22,539
*	Hot Topic, Inc.	2,325	10,672
*	IAC/InterActiveCorp.	24,673	490,993
*	Iconix Brand Group, Inc.	8,100	168,318
	Idearc, Inc.	16,775	80,855
#	IHOP Corp.	2,200	100,716
* #	Infosonics Corp.	800	1,064
	Interactive Data Corp.	11,200	327,712
	Interface, Inc. Class A	7,000	117,320
	International Game Technology	39,800	1,796,970
	International Speedway Corp. Class A	3,453	137,568
*	Interpublic Group of Companies, Inc.	37,716	325,112
*	Interstate Hotels & Resorts, Inc.	4,704	23,379
* #	INVESTools, Inc.	8,200	94,874
* #	iRobot Corp.	3,100	56,792
* #	Isle of Capri Casinos, Inc.	4,030	36,471
* #	ITT Educational Services, Inc.	4,900	270,578
	J. Alexander’s Corp.	800	6,192
* #	J. Crew Group, Inc.	7,620	305,181
#	J.C. Penney Co., Inc.	26,000	1,201,460
*	Jack in the Box, Inc.	7,800	204,906
	Jackson Hewitt Tax Service, Inc.	3,800	79,534
*	Jakks Pacific, Inc.	3,600	100,620
* #	Jarden Corp.	9,117	219,629
*	Jo-Ann Stores, Inc.	3,100	51,150
	Johnson Controls, Inc.	68,822	2,261,491
	Johnson Outdoors, Inc.	1,287	23,809
	Jones Apparel Group, Inc.	11,400	160,854
* #	Jos. A. Bank Clothiers, Inc.	2,406	54,809
	Journal Communications, Inc. Class A	3,800	26,182
	Kenneth Cole Productions, Inc. Class A	1,400	20,818
	Kimball International, Inc. Class B	2,500	26,125
* #	Knology, Inc.	3,900	47,658
* #	Kohl’s Corp.	34,900	1,550,956
*	Kona Grill, Inc.	800	7,784
*	KSW, Inc.	208	1,329
#	K-Swiss, Inc. Class A	3,000	43,530
*	Lakeland Industries, Inc.	1,000	10,510
* #	Lakes Entertainment, Inc.	3,500	20,580
	Lamar Advertising Co.	9,800	373,478
#	Landry’s Restaurants, Inc.	400	7,092
* #	Las Vegas Sands Corp.	41,500	3,456,950
*	Lazare Kaplan International, Inc.	1,363	13,630
#	La-Z-Boy, Inc.	4,198	35,389
* #	Lear Corp.	9,600	264,768
#	Lee Enterprises, Inc.	4,100	42,271
	Leggett & Platt, Inc.	21,300	355,710
* #	Lenox Group, Inc.	2,900	5,365
	Libbey, Inc.	2,370	36,853
*	Liberty Global, Inc. Class A	21,394	804,414
*	Liberty Global, Inc. Class B	95	3,591
*	Liberty Global, Inc. Series C	21,888	767,612
*	Liberty Media Holding Corp. Capital Class A	14,573	1,692,071
*	Liberty Media Holding Corp. Capital Class B	95	11,409
*	Liberty Media Holding Corp. Interactive Class A	73,261	1,052,028

*	Liberty Media Holding Corp. Interactive Class B	400	$5,728
* #	LIFE TIME FITNESS, Inc.	4,600	133,676
#	Lifetime Brands, Inc.	1,960	20,247
#	Limited Brands, Inc.	34,460	525,515
*	Lin TV Corp.	3,400	34,918
*	Lincoln Educational Services	3,100	37,200
*	Live Nation, Inc.	7,441	88,325
	Liz Claiborne, Inc.	11,200	199,136
* #	LKQ Corp.	16,100	341,964
*	Lodgenet Entertainment Corp.	2,500	23,275
*	Lodgian, Inc.	3,193	28,577
#	Lowe’s Companies, Inc.	159,200	3,816,024
*	Luby’s, Inc.	3,700	33,855
	Macy’s, Inc.	55,624	1,372,800
*	Maidenform Brands, Inc.	2,400	29,688
#	Marine Products Corp.	5,076	37,156
* #	MarineMax, Inc.	1,800	22,104
#	Marriott International, Inc. Class A	44,400	1,514,040
* #	Martha Stewart Living Omnimedia, Inc.	2,500	17,600
* #	Marvel Entertainment, Inc.	9,800	246,470
	Mattel, Inc.	41,897	809,450
	Matthews International Corp. Class A	3,800	170,468
	McDonald’s Corp.	137,259	7,427,084
	McGraw-Hill Companies, Inc.	38,900	1,592,177
	MDC Holdings, Inc.	5,303	222,090
#	Media General, Inc. Class A	3,100	48,360
* #	Mediacom Communications Corp.	9,700	42,389
	Meredith Corp.	4,940	214,149
* #	MGM Mirage	31,179	1,920,315
*	Midas, Inc.	1,600	24,208
	Modine Manufacturing Co.	4,487	55,998
* #	Mohawk Industries, Inc.	8,056	575,279
	Monaco Coach Corp.	3,300	32,274
*	Monarch Casino & Resort, Inc.	2,500	41,550
	Monro Muffler Brake, Inc.	2,660	44,555
* #	Morgans Hotel Group	4,000	61,360
* #	Morningstar, Inc.	5,400	352,026
*	Morton’s Restaurant Group, Inc.	1,100	8,525
	Movado Group, Inc.	2,610	50,269
* #	MTR Gaming Group, Inc.	3,100	17,484
* #	Multimedia Games, Inc.	3,800	26,600
*	Nathan’s Famous, Inc.	1,109	17,633
#	Nautilus Group, Inc.	4,100	17,179
* #	Navarre Corp.	1,700	2,805
* #	Netflix, Inc.	8,400	265,272
	New Frontier Media, Inc.	2,900	14,645
* #	New Motion, Inc.	857	4,371
	Newell Rubbermaid, Inc.	31,660	718,682
	News Corp. Class A	237,215	4,367,128
	News Corp. Class B	107,110	2,046,872
	NIKE, Inc. Class B	47,151	2,838,490
	Nobility Homes, Inc.	35	581
#	Noble International, Ltd.	2,800	30,548
	Nordstrom, Inc.	26,900	996,107
* #	Nutri/System, Inc.	4,100	58,671

* #	NVR, Inc.	600	$324,408
* #	Office Depot, Inc.	30,850	350,764
	OfficeMax, Inc.	8,700	185,049
	Omnicom Group, Inc.	39,300	1,755,531
#	Orleans Homebuilders, Inc.	1,500	7,515
	O’Charleys, Inc.	2,600	29,354
*	O’Reilly Automotive, Inc.	13,916	375,175
* #	Outdoor Channel Holdings, Inc.	4,200	30,870
* #	Overstock.com, Inc.	2,830	29,007
	Oxford Industries, Inc.	2,100	44,394
* #	Pacific Sunwear of California, Inc.	5,950	66,402
* #	Palm Harbor Homes, Inc.	3,379	17,030
* #	Panera Bread Co.	3,700	138,269
* #	Papa John’s International, Inc.	3,700	96,755
* #	PC Mall, Inc.	1,600	12,816
*	Penn National Gaming, Inc.	9,320	427,136
	Pennichuck Corp.	700	16,100
#	Penske Automotive Group, Inc.	10,600	191,224
*	Perry Ellis International, Inc.	2,100	41,139
*	PetMed Express, Inc.	3,200	36,640
	PETsMART, Inc.	15,080	324,672
	Phillips-Van Heusen Corp.	6,900	251,919
*	Pinnacle Entertainment, Inc.	6,948	108,806
* #	Playboy Enterprises, Inc. Class B	3,600	29,016
* #	PokerTek, Inc.	1,189	5,886
#	Polaris Industries, Inc.	4,448	169,825
	Polo Ralph Lauren Corp.	6,800	422,892
*	Pomeroy IT Solutions, Inc.	300	1,971
*	Premier Exhibitions, Inc.	3,700	17,686
#	Pre-Paid Legal Services, Inc.	1,600	76,240
* #	Priceline.com, Inc.	4,700	535,894
#	PRIMEDIA, Inc.	4,933	38,083
* #	Princeton Review, Inc.	4,259	35,350
* #	Progressive Gaming International Corp.	1,700	4,369
*	Proliance International, Inc.	1,000	2,780
*	QEP Co., Inc.	500	4,615
*	Quiksilver, Inc.	16,190	145,710
* #	R.H. Donnelley Corp.	8,231	58,358
*	Radio One, Inc. Class D	10,200	12,852
	RadioShack Corp.	15,840	276,408
* #	Rainmaker Systems, Inc.	2,100	6,027
*	RC2 Corp.	2,800	51,940
#	RCN Corp.	2,989	33,178
*	Red Lion Hotels Corp.	2,934	23,501
* #	Red Robin Gourmet Burgers, Inc.	2,200	73,326
* #	RedEnvelope, Inc.	600	1,020
	Regis Corp.	4,500	112,725
*	Rentrak Corp.	1,500	16,650
*	Restoration Hardware, Inc.	4,000	17,320
* #	Retail Ventures, Inc.	5,000	33,650
* #	Rocky Brands, Inc.	300	1,701
	Ross Stores, Inc.	15,900	442,815
*	Rubio’s Restaurants, Inc.	1,297	8,534
	Ruby Tuesday, Inc.	4,300	30,573
	Russ Berrie & Co., Inc.	500	6,530

* #	Ruth’s Chris Steak House, Inc.	2,500	$17,475
	Ryland Group, Inc.	3,700	104,673
*	Saga Communications, Inc. Class A	2,025	11,785
#	Saks, Inc.	16,800	261,408
	Salem Communications Corp.	1,848	6,098
*	Sally Beauty Holdings, Inc.	4,350	33,277
	Sauer-Danfoss, Inc.	6,500	138,190
*	Scholastic Corp.	4,900	170,863
*	Scientific Games Corp.	10,100	208,767
#	Sealy Corp.	3,100	28,241
* #	Sears Holdings Corp.	11,938	1,141,512
	Service Corp. International	36,247	391,468
	Sherwin-Williams Co.	15,600	807,768
	Shiloh Industries, Inc.	2,092	19,497
* #	Shuffle Master, Inc.	4,175	34,402
	Sinclair Broadcast Group, Inc. Class A	6,900	63,687
*	Skechers U.S.A., Inc. Class A	3,400	72,386
#	Skyline Corp.	1,300	36,660
* #	Smith & Wesson Holding Corp.	4,800	24,576
	Snap-On, Inc.	7,200	359,424
	Sonic Automotive, Inc.	4,105	72,987
* #	Sonic Corp.	8,388	178,916
	Sotheby’s Class A	8,192	276,234
* #	Source Interlink Companies, Inc.	3,900	6,591
* #	Spanish Broadcasting System, Inc.	4,200	6,300
#	Spartan Motors, Inc.	3,375	27,439
	Speedway Motorsports, Inc.	5,500	160,600
*	Sport Chalet, Inc. Class A	1,591	7,080
#	Sport Supply Group, Inc.	1,597	18,142
	Stage Stores, Inc.	4,250	53,805
*	Stamps.com, Inc.	3,550	31,417
	Standard Motor Products, Inc.	1,900	14,079
#	Staples, Inc.	83,250	1,852,312
*	Starbucks Corp.	61,500	1,105,155
	Starwood Hotels & Resorts Worldwide, Inc.	24,248	1,147,658
*	Steinway Musical Instruments, Inc.	1,097	27,107
*	Steven Madden, Ltd.	2,250	37,890
*	Stoneridge, Inc.	2,900	31,262
	Strattec Security Corp.	200	7,472
	Strayer Education, Inc.	1,700	264,690
	Sturm Ruger & Co., Inc.	3,700	29,230
*	Sun-Times Media Group, Inc. Class A	5,900	5,192
#	Superior Industries International, Inc.	3,494	60,656
	Superior Uniform Group, Inc.	162	1,604
* #	Syntax-Brillian Corp.	2,180	1,549
#	Systemax, Inc.	4,800	51,984
#	Tandy Brand Accessories, Inc.	800	4,864
*	Tandy Leather Factory, Inc.	663	1,823
	Target Corp.	97,894	5,150,203
#	Tempur-Pedic International, Inc.	9,400	163,748
*	Tenneco Automotive, Inc.	6,300	159,075
* #	Texas Roadhouse, Inc.	8,500	79,050
* #	The Children’s Place Retail Stores, Inc.	3,100	66,216
*	The DIRECTV Group, Inc.	135,300	3,389,265
*	The Dress Barn, Inc.	6,300	83,034

	The Marcus Corp.	2,600	$41,444
#	The McClatchey Co.	5,198	49,901
	The Men’s Wearhouse, Inc.	5,935	136,742
	The New York Times Co. Class A	12,400	231,012
#	The Pep Boys - Manny, Moe & Jack	5,900	67,496
	The Stanley Works	9,980	484,429
* #	The Steak n Shake Co.	3,200	26,688
	The TJX Companies, Inc.	52,850	1,691,200
#	Thor Industries, Inc.	6,200	188,976
	Tiffany & Co.	16,265	612,215
*	Timberland Co. Class A	3,600	54,072
	Time Warner, Inc.	396,800	6,194,048
* #	TiVo, Inc.	12,700	110,236
*	Toll Brothers, Inc.	10,200	216,342
*	Tractor Supply Co.	4,256	159,345
	Triarc Companies, Inc. Class A	2,500	21,700
	Triarc Companies, Inc. Class B	2,800	23,576
* #	True Religion Apparel, Inc.	2,900	59,247
* #	Trump Entertainment Resorts, Inc.	500	2,010
*	TRW Automotive Holdings Corp.	11,600	256,128
	Tupperware Corp.	7,610	277,613
*	Tween Brands, Inc.	3,500	103,600
* #	Under Armour, Inc. Class A	4,300	158,326
* #	Unifi, Inc.	7,900	22,436
	Unifirst Corp.	1,800	69,534
*	Universal Electronics, Inc.	1,700	38,590
* #	Universal Technical Institute, Inc.	2,400	30,000
* #	Urban Outfitters, Inc.	20,533	590,940
	V.F. Corp.	13,320	1,012,853
* #	Vail Resorts, Inc.	4,878	220,729
*	Valassis Communications, Inc.	3,300	37,026
	Value Line, Inc.	400	16,976
* #	ValueVision Media, Inc. Class A	4,267	22,444
* #	VCG Holding Corp.	2,400	25,320
*	Viacom, Inc. Class A	6,971	277,446
*	Viacom, Inc. Class B	68,616	2,727,486
	Virco Manufacturing Corp.	1,855	11,019
#	Visteon Corp.	13,600	47,600
*	Volcom, Inc.	2,460	48,634
	WABCO Holdings, Inc.	7,733	323,085
* #	Warnaco Group, Inc.	6,139	230,581
	Warner Music Group Corp.	16,100	96,600
	Washington Post Co.	1,397	1,011,428
	Weight Watchers International, Inc.	9,700	455,900
	Wendy’s International, Inc.	11,700	284,076
	Westwood One, Inc.	9,600	16,992
	Whirlpool Corp.	8,875	748,784
	Wiley (John) & Sons, Inc. Class A	5,657	206,367
*	Williams Controls, Inc.	800	12,184
#	Williams-Sonoma, Inc.	10,800	252,288
* #	Wilsons The Leather Experts, Inc.	353	237
*	Winmark Corp.	300	5,997
	Winnebago Industries, Inc.	2,900	58,203
* #	WMS Industries, Inc.	6,350	241,109
	Wolverine World Wide, Inc.	6,450	170,925

	World Wrestling Entertainment, Inc.	3,100	$54,870
* #	WorldSpace, Inc. Class A	300	336
	Wyndham Worldwide Corp.	20,839	462,001
#	Wynn Resorts, Ltd.	13,650	1,374,555
#	Xerium Technologies, Inc.	2,100	10,521
*	XM Satellite Radio Holdings, Inc.	11,700	138,060
*	Young Broadcasting, Inc. Class A	236	186
#	Yum! Brands, Inc.	59,843	2,061,591
* #	Zale Corp.	6,300	121,716
* #	Zumiez, Inc.	3,500	61,530
Total Consumer Discretionary			170,186,661

Consumer Staples — (8.9%)
	Alberto-Culver Co.	12,500	335,000
	Alico, Inc.	900	36,765
*	Alliance One International, Inc.	11,000	53,900
	Altria Group, Inc.	252,605	18,475,530
#	Andersons, Inc.	2,500	115,650
	Anheuser-Busch Companies, Inc.	86,897	4,091,980
	Archer-Daniels-Midland Co.	78,390	3,535,389
	Avon Products, Inc.	51,340	1,954,000
*	BJ’s Wholesale Club, Inc.	8,000	252,480
*	Boston Beer Co., Inc. Class A	1,100	39,226
	Brown-Forman Corp. Class A	8,270	557,398
	Brown-Forman Corp. Class B	7,775	495,812
	Calavo Growers, Inc.	300	5,751
#	Cal-Maine Foods, Inc.	3,200	110,400
	Campbell Soup Co.	46,300	1,495,027
* #	Caribou Coffee Co.	200	520
	Casey’s General Stores, Inc.	7,040	176,352
	CCA Industries, Inc.	600	5,580
*	Central European Distribution Corp.	5,375	312,717
* #	Central Garden & Pet Co.	2,100	10,353
*	Central Garden & Pet Co. Class A	3,600	15,840
* #	Chattem, Inc.	2,300	179,170
#	Chiquita Brands International, Inc.	5,100	104,397
	Church & Dwight Co., Inc.	8,150	435,699
	Clorox Co.	16,852	980,618
	Coca-Cola Co.	277,578	16,227,210
	Coca-Cola Enterprises, Inc.	60,993	1,490,059
	Colgate-Palmolive Co.	61,228	4,658,839
	ConAgra, Inc.	58,557	1,294,110
*	Constellation Brands, Inc. Class A	21,100	405,331
	Corn Products International, Inc.	8,500	312,035
	Costco Wholesale Corp.	51,200	3,170,304
*	Cuisine Solutions, Inc.	1,464	5,563
	CVS Caremark Corp.	177,362	7,161,878
*	Darling International, Inc.	10,700	148,730
	Dean Foods Co.	14,125	303,970
	Del Monte Foods Co.	20,330	182,563
	Diamond Foods, Inc.	2,435	39,934
* #	Elizabeth Arden, Inc.	3,500	63,770
*	Energizer Holdings, Inc.	7,400	686,942
#	Estee Lauder Companies, Inc.	13,900	591,862
	Farmer Brothers Co.	2,200	49,126

	Flowers Foods, Inc.	11,018	$249,668
	General Mills, Inc.	41,095	2,300,909
#	Great Atlantic & Pacific Tea, Inc.	6,951	188,233
* #	Green Mountain Coffee, Inc.	3,091	94,306
*	Hain Celestial Group, Inc.	5,200	140,400
* #	Hansen Natural Corp.	11,430	474,345
	Heinz (H.J.) Co.	38,100	1,680,591
	Hormel Foods Corp.	16,900	690,534
#	Imperial Sugar Co.	1,600	30,720
	Ingles Market, Inc. Class A	1,388	33,326
*	Integrated Biopharma, Inc.	800	2,488
	Inter Parfums, Inc.	2,501	40,616
	J & J Snack Foods Corp.	2,500	61,625
	J.M. Smucker Co.	6,976	357,101
	Kellogg Co.	47,370	2,402,606
	Kimberly-Clark Corp.	50,700	3,304,626
	Kraft Foods, Inc.	189,954	5,920,866
	Lancaster Colony Corp.	3,709	137,715
	Lance, Inc.	4,200	70,350
* #	Lifeway Foods, Inc.	2,400	25,056
	Loews Corp. - Carolina Group	13,052	982,685
	Longs Drug Stores Corp.	4,700	225,741
#	Mannatech, Inc.	2,600	20,228
* #	Maui Land & Pineapple Co., Inc.	1,400	36,624
#	McCormick & Co., Inc.	14,300	492,635
	McCormick & Co., Inc. Voting Common Stock	607	20,941
*	Medifast, Inc.	900	3,780
#	MGP Ingredients, Inc.	1,600	10,272
	Molson Coors Brewing Co.	18,638	1,005,706
	Nash Finch Co.	1,300	45,591
#	National Beverage Corp.	5,375	39,345
*	Natural Alternatives International, Inc.	1,000	9,110
*	NBTY, Inc.	7,600	217,056
	Nu Skin Enterprises, Inc. Class A	7,994	132,381
	Oil-Dri Corp. of America	641	12,403
*	Omega Protein Corp.	2,400	25,440
*	Pantry, Inc.	2,000	48,120
* #	Parlux Fragrances, Inc.	1,867	6,310
*	Peet’s Coffee & Tea, Inc.	2,100	49,161
	PepsiAmericas, Inc.	16,445	416,058
	PepsiCo, Inc.	193,380	13,451,513
*	Performance Food Group Co.	4,640	150,800
	Pilgrim’s Pride Corp.	7,845	184,044
*	Prestige Brands Holdings, Inc.	5,090	39,244
	PriceSmart, Inc.	3,800	92,188
	Procter & Gamble Co.	378,720	25,063,690
	Ralcorp Holdings, Inc.	3,100	171,895
#	Reddy Ice Holdings, Inc.	2,100	49,497
	Reliv International, Inc.	2,000	13,400
	Reynolds American, Inc.	36,010	2,294,557
* #	Rite Aid Corp.	89,060	237,790
	Rocky Mountain Chocolate Factory, Inc.	1,050	13,324
	Ruddick Corp.	6,500	209,625
	Safeway, Inc.	53,950	1,550,523
#	Sanderson Farms, Inc.	2,550	88,893

*	Sanfilippo (John B.) & Son, Inc.	600	$5,598
	Sara Lee Corp.	85,282	1,077,112
* #	Smithfield Foods, Inc.	17,048	469,672
	Spartan Stores, Inc.	2,559	53,944
* #	Spectrum Brands, Inc.	7,100	26,696
	SUPERVALU, Inc.	25,575	671,344
	Sysco Corp.	73,160	2,052,870
	Tasty Baking Co.	100	685
#	The Hershey Co.	12,700	470,916
	The Kroger Co.	79,838	1,936,071
#	Tootsie Roll Industries, Inc.	4,789	116,037
*	TreeHouse Foods, Inc.	4,180	92,671
	Tyson Foods, Inc. Class A	34,650	499,306
* #	United Natural Foods, Inc.	5,300	89,676
	United-Guardian, Inc.	600	6,150
#	Universal Corp.	3,400	193,494
* #	USANA Health Services, Inc.	2,200	68,596
	UST, Inc.	18,300	993,507
#	Vector Group, Ltd.	7,573	139,192
#	Walgreen Co.	93,220	3,403,462
	Wal-Mart Stores, Inc.	482,726	23,938,382
	WD-40 Co.	2,300	71,484
	Weis Markets, Inc.	3,811	123,515
#	Whole Foods Market, Inc.	13,900	488,585
	Wrigley (Wm.) Jr. Co.	26,362	1,578,029
Total Consumer Staples			174,751,425

Energy — (10.7%)
* #	Abraxas Petroleum Corp.	6,900	25,875
	Adams Resources & Energy, Inc.	600	14,850
* #	Allis-Chalmers Energy, Inc.	4,175	52,688
	Alon USA Energy, Inc.	5,800	91,002
* #	Alpha Natural Resources, Inc.	8,070	327,158
*	American Oil & Gas, Inc.	5,400	25,920
	Anadarko Petroleum Corp.	55,819	3,557,903
	Apache Corp.	40,397	4,633,940
	Arch Coal, Inc.	16,560	846,050
* #	Arena Resources, Inc.	4,300	174,064
	Atlas America, Inc.	3,341	202,030
* #	ATP Oil & Gas Corp.	4,400	155,100
*	Atwood Oceanics, Inc.	3,900	363,051
	Baker Hughes, Inc.	38,355	2,580,908
* #	Basic Energy Services, Inc.	5,700	120,612
	Berry Petroleum Corp. Class A	5,140	211,305
* #	Bill Barret Corp.	5,920	274,333
	BJ Services Co.	31,030	804,918
*	Bois d’Arc Energy, Inc.	9,464	203,192
* #	Bolt Technology Corp.	1,050	18,259
*	Boots & Coots International Well Control, Inc.	5,300	7,950
* #	BPZ Resources, Inc.	9,640	152,023
*	Brigham Exploration Co.	6,000	46,860
* #	Bristow Group, Inc.	3,156	166,511
*	Bronco Drilling Co., Inc.	2,900	45,849
#	Cabot Oil & Gas Corp.	11,800	587,050
*	Cal Dive International, Inc.	937	9,764

*	Callon Petroleum Co.	1,600	$29,504
*	Cameron International Corp.	25,878	1,099,297
#	CARBO Ceramics, Inc.	2,750	101,585
*	Carrizo Oil & Gas, Inc.	3,400	196,350
* #	Cheniere Energy, Inc.	6,100	178,913
	Chesapeake Energy Corp.	60,289	2,726,269
	Chevron Corp.	252,203	21,855,912
	Cimarex Energy Co.	9,633	507,659
*	Clayton Williams Energy, Inc.	1,700	64,345
*	CNX Gas Corp.	17,798	651,763
*	Complete Production Services, Inc.	7,999	155,341
* #	Comstock Resources, Inc.	6,100	221,430
	ConocoPhillips	189,668	15,687,440
	CONSOL Energy, Inc.	20,770	1,578,105
* #	Contango Oil & Gas Co.	2,100	135,030
*	Credo Petroleum Corp.	700	7,385
* #	Dawson Geophysical Co.	900	59,283
	Delek US Holdings, Inc.	3,900	61,542
* #	Delta Petroleum Corp.	8,333	199,659
*	Denbury Resources, Inc.	28,920	922,259
	Devon Energy Corp.	54,217	5,569,170
#	Diamond Offshore Drilling, Inc.	16,685	2,016,049
*	Dresser-Rand Group, Inc.	10,730	365,571
*	Dril-Quip, Inc.	5,030	235,303
* #	Dune Energy, Inc.	4,100	7,257
* #	Edge Petroleum Corp.	900	4,320
	El Paso Corp.	77,684	1,266,249
*	Encore Acquisition Co.	7,225	265,880
* #	Energy Partners, Ltd.	4,434	47,710
	ENSCO International, Inc.	18,761	1,122,658
#	EOG Resources, Inc.	29,806	3,546,616
* #	Evergreen Energy, Inc.	8,900	19,135
*	Evolution Petroleum Corp.	4,053	18,644
* #	EXCO Resources, Inc.	14,100	244,635
* #	Exterran Holdings, Inc.	7,076	492,843
	Exxon Mobil Corp.	662,590	57,651,956
* #	FMC Technologies, Inc.	17,382	984,864
*	Forest Oil Corp.	11,167	550,868
	Foundation Coal Holdings, Inc.	5,500	317,735
	Frontier Oil Corp.	12,717	454,124
* #	FX Energy, Inc.	5,000	23,450
* #	Gasco Energy, Inc.	14,100	36,660
* #	Goodrich Petroleum Corp.	3,400	82,042
*	Grant Prideco, Inc.	13,891	701,079
* #	Grey Wolf, Inc.	23,300	144,460
	Gulf Island Fabrication, Inc.	2,000	58,340
*	Gulfmark Offshore, Inc.	2,900	146,914
*	Gulfport Energy Corp.	5,500	79,420
	Halliburton Co.	105,901	4,056,008
*	Harvest Natural Resources, Inc.	4,500	55,170
*	Helix Energy Solutions Group, Inc.	10,846	381,996
	Helmerich & Payne, Inc.	12,691	568,938
	Hess Corp.	38,810	3,616,316
*	HKN, Inc.	800	6,952
	Holly Corp.	6,600	352,374

* #	Hornbeck Offshore Services, Inc.	3,500	$157,255
* #	James River Coal Co.	1,910	32,336
	Lufkin Industries, Inc.	2,010	114,892
	Marathon Oil Corp.	82,270	4,373,473
*	Mariner Energy, Inc.	11,536	319,893
	Massey Energy Co.	9,860	377,244
*	Matrix Service Co.	3,400	69,156
* #	McMoran Exploration Co.	6,400	107,520
*	Meridian Resource Corp.	11,536	17,881
*	Mitcham Industries, Inc.	1,600	28,240
#	Murphy Oil Corp.	23,088	1,855,813
*	NATCO Group, Inc. Class A	2,330	111,024
* #	National Coal Corp.	2,900	15,167
* #	National-Oilwell, Inc.	41,829	2,605,947
*	Natural Gas Services Group	1,600	35,840
*	Newfield Exploration Co.	16,560	917,093
* #	Newpark Resources, Inc.	8,900	39,427
	Noble Corp.	31,100	1,528,565
	Noble Energy, Inc.	21,055	1,629,657
	Occidental Petroleum Corp.	100,499	7,775,608
*	Oceaneering International, Inc.	6,639	398,340
* #	Oil States International, Inc.	6,319	266,409
* #	OMNI Energy Services Corp.	2,000	8,160
#	Overseas Shipholding Group, Inc.	4,000	250,880
* #	Pacific Ethanol, Inc.	3,100	15,376
* #	Parallel Petroleum Corp.	5,265	97,297
* #	Parker Drilling Co.	14,730	97,660
	Patterson-UTI Energy, Inc.	17,735	420,852
#	Peabody Energy Corp.	31,110	1,761,448
	Penn Virginia Corp.	5,200	221,312
*	Petrohawk Energy Corp.	22,564	407,957
*	Petroleum Development Corp.	2,000	139,520
* #	PetroQuest Energy, Inc.	7,300	115,048
*	PHI, Inc.	1,600	48,416
*	Pioneer Drilling Co.	6,665	89,378
	Pioneer Natural Resources Co.	15,531	695,633
*	Plains Exploration & Production Co.	16,335	882,090
* #	PowerSecure International, Inc.	1,600	21,296
*	Pride International, Inc.	20,206	716,101
*	Quest Resource Corp.	3,600	25,560
* #	Quicksilver Resources, Inc.	18,546	637,982
#	Range Resources Corp.	17,600	1,076,768
	Rowan Companies, Inc.	12,698	511,856
	RPC, Inc.	11,000	144,870
#	Schlumberger, Ltd.	108,900	9,414,405
*	SEACOR Holdings, Inc.	2,900	278,371
	Smith International, Inc.	23,635	1,489,714
*	Southwestern Energy Co.	20,231	1,319,668
	Spectra Energy Corp.	61,282	1,416,227
	St. Mary Land & Exploration Co.	8,200	302,416
* #	Stone Energy Corp.	3,830	194,411
* #	SulphCo, Inc.	9,200	38,732
	Sunoco, Inc.	13,195	805,951
*	Superior Energy Services, Inc.	10,021	407,754
*	Superior Well Services, Inc.	3,117	80,574

* #	Swift Energy Corp.	4,330	$206,671
*	T-3 Energy Services, Inc.	1,500	74,055
	Tesoro Petroleum Corp.	14,643	543,841
* #	Teton Energy Corp.	2,100	10,185
* #	TETRA Technologies, Inc.	7,550	129,709
*	TGC Industries, Inc.	1,762	14,026
	The Williams Companies, Inc.	66,400	2,391,728
	Tidewater, Inc.	6,080	341,392
* #	Toreador Resources Corp.	2,100	19,698
* #	Trico Marine Services, Inc.	2,100	82,992
* #	Tri-Valley Corp.	3,600	22,860
* #	TXCO Resources, Inc.	4,300	59,856
*	Union Drilling, Inc.	2,600	52,052
*	Unit Corp.	4,846	267,257
* #	Uranium Resources, Inc.	6,100	57,828
#	USEC, Inc.	11,600	74,008
*	VAALCO Energy, Inc.	7,100	31,666
	Valero Energy Corp.	63,694	3,679,602
* #	VeraSun Energy Corp.	12,380	111,915
* #	Verenium Corp.	5,100	15,249
	W&T Offshore, Inc.	8,933	316,943
* #	Warren Resources, Inc.	8,040	107,575
*	Weatherford International, Ltd.	39,300	2,708,556
*	Westmoreland Coal Co.	1,200	19,176
*	Westside Energy Corp.	4,606	13,496
*	W-H Energy Services, Inc.	3,755	236,077
* #	Whiting Petroleum Corp.	5,450	333,649
#	World Fuel Services Corp.	3,500	109,480
	XTO Energy, Inc.	58,701	3,622,439
Total Energy			210,194,386

Financials — (12.9%)
	1st Source Corp.	3,190	55,697
	21st Century Holding Co.	1,200	15,672
	Abington Bancorp, Inc.	1,523	15,276
	Advance America Cash Advance Centers, Inc.	9,200	68,356
	Advanta Corp. Class A	1,800	12,780
	Advanta Corp. Class B	3,890	30,031
* #	Affiliated Managers Group, Inc.	3,686	355,146
	Affirmative Insurance Holdings, Inc.	400	3,568
	AFLAC, Inc.	56,875	3,549,569
	Alfa Corp.	8,604	187,309
*	Allegheny Corp.	1,126	406,486
	Allstate Corp.	68,802	3,283,919
*	Alphatec Holdings, Inc.	6,590	38,090
*	AmComp, Inc.	1,800	22,050
	Amcore Financial, Inc.	2,700	52,434
	American Bancorp of New Jersey, Inc.	1,500	16,110
#	American Capital Strategies, Ltd.	23,150	840,113
#	American Equity Investment Life Holding Co.	6,690	63,889
	American Express Co.	129,400	5,473,620
	American Financial Group, Inc.	14,900	385,463
	American International Group, Inc.	297,167	13,925,246
	American National Insurance Co.	4,087	463,670
	American Physicians Capital, Inc.	900	39,717

#	American River Bankshares	840	$14,280
	American West Bancorporation	2,033	17,951
* #	AmeriCredit Corp.	13,900	199,882
	Ameriprise Financial, Inc.	26,644	1,349,252
#	Ameris Bancorp	2,300	32,706
* #	Amerisafe, Inc.	2,300	30,245
*	AmeriServe Financial, Inc.	2,300	6,670
#	Anchor Bancorp Wisconsin, Inc.	2,900	54,897
	AON Corp.	35,856	1,491,968
	Arrow Financial Corp.	596	12,409
#	Asset Acceptance Capital Corp.	2,700	26,325
	Associated Banc-Corp.	14,629	364,555
	Assurant, Inc.	14,730	921,361
#	ASTA Funding, Inc.	1,700	27,506
	Astoria Financial Corp.	12,490	326,863
	Atlantic Coast Federal Corp.	1,799	17,810
* #	B of I Holding, Inc.	900	5,535
	BancFirst Corp.	2,200	92,686
	BancorpSouth, Inc.	10,303	231,611
	BancTrust Financial Group, Inc.	3	33
	Bank of America Corp.	510,803	20,299,311
*	Bank of Florida Corp.	400	3,744
	Bank of Granite Corp.	1,600	19,104
	Bank of Hawaii Corp.	5,700	273,714
	Bank of New York Mellon Corp.	136,786	6,000,802
	Bank of the Ozarks, Inc.	2,100	49,665
	BankFinancial Corp.	2,900	41,238
#	BankUnited Financial Corp. Class A	3,200	15,616
	Banner Corp.	1,600	34,656
	BB&T Corp.	61,882	1,926,387
#	Bear Stearns Companies, Inc.	10,600	846,516
	Benjamin Franklin Bancorp, Inc.	700	9,849
	Berkshire Hills Bancorp, Inc.	1,499	33,952
	Beverly Hills Bancorp, Inc.	1,800	8,910
	Blackrock, Inc.	14,010	2,707,432
	BOK Financial Corp.	8,729	451,464
#	Boston Private Financial Holdings, Inc.	5,100	70,227
	Brooke Corp.	1,400	8,414
	Brookline Bancorp, Inc.	7,445	71,546
	Brooklyn Federal Bancorp, Inc.	100	1,303
	Brown & Brown, Inc.	15,460	275,652
	Cadence Financial Corp.	1,400	21,462
	Camden National Corp.	900	28,557
#	Capital City Bank Group, Inc.	796	21,420
	Capital Corp. of the West	1,400	19,250
#	Capital One Financial Corp.	46,117	2,122,766
	Capital Southwest Corp.	508	55,910
#	Capitol Bancorp, Ltd.	2,100	39,102
#	Capitol Federal Financial	9,389	325,798
	Cardinal Financial Corp.	4,100	32,595
	Cascade Financial Corp.	500	6,330
	Cash America International, Inc.	3,535	114,393
* #	Cash Systems, Inc.	2,400	9,648
#	Cathay General Bancorp	5,189	113,743
* #	CB Richard Ellis Group, Inc.	25,000	501,500

* #	Centennial Bank Holdings, Inc.	2,400	$14,232
#	Center Bancorp, Inc.	1,708	19,044
	Center Financial Corp.	1,700	16,541
*	Central Jersey Bancorp	1,200	8,976
	Central Pacific Financial Corp.	3,200	59,168
	Chemical Financial Corp.	3,076	68,349
	Chubb Corp.	46,914	2,387,923
	Cincinnati Financial Corp.	20,071	746,039
	CIT Group, Inc.	21,740	483,063
#	Citigroup, Inc.	572,709	13,578,930
	Citizens Community Bancorp, Inc.	600	5,370
	Citizens First Bancorp, Inc.	500	6,305
	Citizens Republic Bancorp, Inc.	8,414	93,648
* #	Citizens, Inc.	6,415	36,245
	City Holding Co.	2,200	81,928
	City National Corp.	5,632	288,640
	CNA Financial Corp.	32,249	859,436
*	CNA Surety Corp.	5,900	83,249
	CoBiz Financial, Inc.	3,400	41,786
#	Cohen & Steers, Inc.	3,900	98,202
	Columbia Banking System, Inc.	2,355	54,377
	Comerica, Inc.	18,600	674,064
*	Command Security Corp.	631	2,619
	Commerce Bancorp, Inc.	21,864	826,022
	Commerce Bancshares, Inc.	9,289	386,887
	Commerce Group, Inc.	7,100	257,304
	Community Bank System, Inc.	2,187	48,333
	Community Trust Bancorp, Inc.	1,500	40,575
	Compass Diversified Holdings	3,900	53,040
* #	CompuCredit Corp.	5,700	59,166
*	Conseco, Inc.	9,695	113,722
#	Consolidated-Tokoma Land Co.	600	30,900
* #	Consumer Portfolio Services, Inc.	2,100	6,594
* #	Core-Mark Holding Co., Inc.	800	21,256
#	Corus Bankshares, Inc.	239	2,469
*	Cowen Group, Inc.	2,000	15,000
*	Crescent Financial Corp.	1,840	15,971
	Cullen Frost Bankers, Inc.	7,300	373,176
#	CVB Financial Corp.	11,213	103,047
*	Dearborn Bancorp, Inc.	105	734
	Delphi Financial Group, Inc. Class A	5,220	157,435
*	Diamond Hill Investment Group, Inc.	293	22,927
	Dime Community Bancshares	4,300	65,446
#	Discover Financial Services	56,970	859,677
*	Dollar Financial Corp.	3,000	67,410
	Donegal Group, Inc. Class A	2,440	39,821
* #	E*TRADE Financial Corp.	48,100	205,387
#	East West Bancorp, Inc.	6,600	124,146
	Eastern Insurance Holdings, Inc.	1,500	24,540
#	Eaton Vance Corp.	14,295	455,296
#	EMC Insurance Group, Inc.	1,000	22,120
* #	Encore Capital Group, Inc.	3,200	23,616
#	Enterprise Financial Services Corp.	1,700	34,017
	Erie Indemnity Co.	6,694	330,349
* #	Exlservice Holdings, Inc.	3,600	76,788

#	F.N.B. Corp.	8,125	$111,394
	FBL Financial Group, Inc. Class A	4,182	122,993
	Federal Agriculture Mortgage Corp. Class C	300	7,212
#	Federal National Mortgage Association	112,075	3,098,874
	Federated Investors, Inc.	12,100	491,018
	Fidelity National Financial, Inc.	25,899	456,081
	Fidelity Southern Corp.	1,000	7,950
	Fifth Third Bancorp	45,128	1,033,431
	Financial Federal Corp.	3,450	74,347
	Financial Institutions, Inc.	50	925
* #	First Acceptance Corp.	5,500	17,930
	First American Corp.	11,800	410,994
	First Bancorp	1,900	33,649
#	First Busey Corp.	4,881	91,324
*	First Cash Financial Services, Inc.	4,000	37,400
#	First Charter Corp.	3,300	79,893
	First Citizens BancShares, Inc.	100	14,219
#	First Commonwealth Financial Corp.	9,900	104,742
	First Community Bancorp	3,693	105,250
	First Community Bancshares, Inc.	1,500	47,475
	First Financial Bancorp	3,700	42,883
	First Financial Bankshares, Inc.	2,790	105,657
	First Financial Corp.	1,700	44,625
	First Financial Holdings, Inc.	1,200	27,252
	First Horizon National Corp.	14,700	238,728
#	First Marblehead Corp.	10,350	124,510
	First Merchants Corp.	1,745	47,132
	First Midwest Bancorp, Inc.	6,100	158,905
#	First Niagara Financial Group, Inc.	11,096	126,721
	First Place Financial Corp.	1,100	13,486
*	First Regional Bancorp	1,800	28,818
#	First South Bancorp, Inc.	291	5,727
	First State Bancorporation	2,000	23,760
*	FirstCity Financial Corp.	1,302	11,471
	FirstMerit Corp.	11,240	210,975
	Flushing Financial Corp.	3,100	50,530
	FNB United Corp.	1,606	18,630
	Forest City Enterprises, Inc. Class A	3,700	130,055
	Forest City Enterprises, Inc. Class B	3,286	115,766
* #	FPIC Insurance Group, Inc.	1,000	43,670
	Franklin Resources, Inc.	28,243	2,665,292
#	Frontier Financial Corp.	5,500	82,390
	Fulton Financial Corp.	18,214	211,829
	Gallagher (Arthur J.) & Co.	11,839	279,400
	GAMCO Investors, Inc.	1,148	64,311
	Gateway Financial Holdings, Inc.	2,100	24,045
	Genworth Financial, Inc.	55,240	1,280,463
	German American Bancorp, Inc.	2,000	25,180
*	GFI Group, Inc.	3,600	275,580
	Glacier Bancorp, Inc.	6,184	106,303
	Great Southern Bancorp, Inc.	1,895	34,015
	Greene Bancshares, Inc.	1,500	27,330
#	Greenhill & Co., Inc.	3,300	214,533
	Grubb & Ellis Co.	3,500	23,205
*	Guaranty Financial Group, Inc.	4,232	55,397

*	Hallmark Financial Services, Inc.	2,700	$31,806
	Hancock Holding Co.	4,400	162,976
	Hanmi Financial Corp.	5,000	38,150
	Hanover Insurance Group, Inc.	6,630	289,665
	Harleysville Group, Inc.	4,195	140,868
	Harleysville National Corp.	3,747	49,798
	Hartford Financial Services Group, Inc.	36,691	2,564,701
	HCC Insurance Holdings, Inc.	14,850	357,291
	Heartland Financial USA, Inc.	500	8,890
	Heritage Commerce Corp.	1,600	26,368
	Heritage Financial Corp.	905	17,729
	Heritage Financial Group	1,785	21,884
	Hilb Rogal Hamilton Co.	5,100	156,162
	Home Bancshares, Inc.	1,986	39,680
	Home Federal Bancorp, Inc.	1,931	21,917
	HopFed Bancorp, Inc.	200	2,822
	Horace Mann Educators Corp.	2,800	48,664
#	Horizon Financial Corp.	2,100	26,880
*	HouseValues, Inc.	1,400	3,654
	Hudson City Bancorp, Inc.	64,926	1,030,376
	Huntington Bancshares, Inc.	31,714	387,545
	IBERIABANK Corp.	1,725	76,711
	Imperial Capital Bancorp, Inc.	300	6,708
#	Independence Holding Co.	1,600	17,600
	Independent Bank Corp. (MA)	1,900	50,293
	Independent Bank Corp. (MI)	2,263	22,087
	Infinity Property & Casualty Corp.	800	32,136
	Integra Bank Corp.	2,100	29,841
* #	IntercontinentalExchange, Inc.	8,317	1,083,705
	International Bancshares Corp.	7,940	172,139
#	Intervest Bancshares Corp.	1,300	17,290
* #	Investment Technology Group, Inc.	5,263	245,151
*	Investors Bancorp, Inc.	14,800	214,600
#	Irwin Financial Corp.	2,000	15,020
	Janus Capital Group, Inc.	21,385	517,945
#	Jefferies Group, Inc.	13,860	246,015
	Jones Lang LaSalle, Inc.	4,300	328,477
	JPMorgan Chase & Co.	403,972	16,421,462
	Kearny Financial Corp.	9,600	102,720
	KeyCorp	47,626	1,050,153
#	K-Fed Bancorp	1,944	20,140
* #	Knight Capital Group, Inc.	12,000	192,360
#	Lakeland Bancorp, Inc.	2,835	31,582
	Lakeland Financial Corp.	2,100	42,840
#	LandAmerica Financial Group, Inc.	2,040	75,113
	Legacy Bancorp, Inc.	1,100	15,609
	Legg Mason, Inc.	14,745	973,760
	Lehman Brothers Holdings, Inc.	59,790	3,048,692
	Leucadia National Corp.	28,360	1,283,574
#	Life Partners Holdings, Inc.	1,400	21,070
	Lincoln National Corp.	31,137	1,591,412
*	Liquidity Services, Inc.	3,400	32,878
	LNB Bancorp, Inc.	840	10,928
	Loews Corp.	74,856	3,131,975
* #	Loopnet, Inc.	4,000	47,880

#	M&T Bank Corp.	13,038	$1,070,159
#	Macatawa Bank Corp.	1,686	15,545
	MainSource Financial Group, Inc.	2,414	31,648
*	Markel Corp.	1,200	557,700
*	MarketAxess Holdings, Inc.	3,500	32,795
* #	Marlin Business Services, Inc.	1,500	14,280
#	Marsh & McLennan Companies, Inc.	57,465	1,463,634
	Marshall & Ilsley Corp.	29,822	691,870
#	Mastercard, Inc.	10,100	1,919,000
#	MB Financial, Inc.	4,050	116,518
	MBT Financial Corp.	2,100	17,745
	MCG Capital Corp.	8,900	106,800
*	Meadowbrook Insurance Group, Inc.	4,600	36,616
	Medallion Financial Corp.	1,900	18,829
	Mercantile Bank Corp.	105	1,417
	Mercer Insurance Group, Inc.	1,116	19,642
	Merchants Bancshares, Inc.	894	20,616
	Mercury General Corp.	6,730	306,888
	Merrill Lynch & Co., Inc.	95,192	4,717,716
	MetLife, Inc.	85,321	4,970,801
	Midland Co.	200	12,924
	Midwest Banc Holdings, Inc.	3,300	33,891
	Moody’s Corp.	30,800	1,169,784
	Morgan Stanley	111,850	4,711,122
*	Move, Inc.	16,700	41,917
	Nara Bancorp, Inc.	2,300	25,208
* #	Nasdaq OMX Group, Inc.	14,230	590,687
	National City Corp.	79,211	1,256,286
#	National Interstate Corp.	2,500	68,800
#	National Penn Bancshares, Inc.	8,037	128,672
	Nationwide Financial Services, Inc.	5,400	222,750
*	Navigators Group, Inc.	2,200	120,406
	NBT Bancorp, Inc.	4,484	85,958
	Nelnet, Inc. Class A	2,800	30,520
	New England Bancshares, Inc.	1,000	11,045
#	New York Community Bancorp, Inc.	39,975	652,792
	NewAlliance Bancshares, Inc.	15,100	171,838
*	Newtek Business Services, Inc.	100	108
*	NexCen Brands, Inc.	5,700	22,458
*	North Pointe Holdings Corp.	1,000	15,590
	Northeast Community Bancorp, Inc.	1,924	22,607
	Northern Trust Corp.	26,650	1,802,339
	Northrim Bancorp, Inc.	600	12,924
#	Northwest Bancorp, Inc.	6,700	176,947
	NYMAGIC, Inc.	400	9,656
	NYSE Euronext	30,700	2,016,069
	OceanFirst Financial Corp.	1,926	31,086
	Odyssey Re Holdings Corp.	9,100	329,238
	Old National Bancorp	8,975	139,292
	Old Republic International Corp.	22,163	304,076
	Old Second Bancorp, Inc.	1,800	46,368
	Omega Financial Corp.	1,692	46,547
	optionsXpress Holding, Inc.	7,950	184,122
	Pacific Capital Bancorp	3,633	76,111
	Pacific Mercantile Bancorp	1,596	15,625

	Park National Corp.	1,900	$114,950
	Patriot Capital Funding, Inc.	78	816
	Peapack-Gladstone Financial Corp.	1,170	30,034
*	Penn Treaty American Corp.	3,300	18,975
*	Pennsylvania Commerce Bancorp, Inc.	200	5,298
	Peoples Bancorp, Inc.	1,400	30,408
	People’s United Financial, Inc.	41,796	704,681
*	Philadelphia Consolidated Holding Corp.	9,300	315,456
* #	Pico Holdings, Inc.	2,241	76,597
*	Pinnacle Financial Partners, Inc.	2,700	61,938
*	Piper Jaffray Companies, Inc.	1,004	38,885
*	PMA Capital Corp. Class A	1,000	8,200
	PNC Financial Services Group, Inc.	40,959	2,516,111
#	Portfolio Recovery Associates, Inc.	1,800	65,736
	Preferred Bank	300	5,496
	Presidential Life Corp.	1,100	18,436
	Principal Financial Group, Inc.	31,994	1,767,029
#	PrivateBancorp, Inc.	2,700	81,243
* #	ProAssurance Corp.	4,500	239,265
	ProCentury Corp.	2,299	42,187
#	Progressive Corp.	80,790	1,480,881
#	Prosperity Bancshares, Inc.	6,320	166,848
	Protective Life Corp.	8,600	331,874
	Provident Bankshares Corp.	4,186	53,288
	Provident Financial Holdings, Inc.	100	1,690
	Provident Financial Services, Inc.	6,100	73,139
#	Provident New York Bancorp	5,330	69,876
	Prudential Financial, Inc.	55,179	4,026,412
#	QC Holdings, Inc.	2,796	22,955
	Rainier Pacific Financial Group, Inc.	700	9,499
#	Raymond James Financial, Inc.	15,498	348,240
	Regions Financial Corp.	81,552	1,728,902
	Reinsurance Group of America, Inc.	7,900	432,209
	Renasant Corp.	2,900	61,074
	Republic Bancorp, Inc. Class A	105	1,718
	Resource America, Inc.	2,300	27,485
*	Rewards Network, Inc.	3,800	17,480
	Riverview Bancorp, Inc.	800	8,560
#	RLI Corp.	3,100	161,913
#	Rockville Financial, Inc.	3,200	36,320
	Rome Bancorp, Inc.	1,100	12,936
*	Royal Bank of Canada	625	31,317
	S&T Bancorp, Inc.	3,300	93,555
#	S.Y. Bancorp, Inc.	2,030	44,599
	SAFECO Corp.	11,000	508,860
	Safety Insurance Group, Inc.	2,200	81,598
#	Sanders Morris Harris Group, Inc.	3,518	31,416
	Sandy Spring Bancorp, Inc.	2,100	57,141
	SCBT Financial Corp.	300	8,973
#	Schwab (Charles) Corp.	141,577	2,776,325
*	Seabright Insurance Holdings	3,000	44,700
	Seacoast Banking Corp. of Florida	2,500	25,000
#	Security Bank Corp.	100	678
	SEI Investments Co.	23,870	596,989
	Selective Insurance Group, Inc.	7,200	171,072

	SI Financial Group, Inc.	1,500	$14,460
#	Sierra Bancorp	1,400	31,318
*	Signature Bank	4,200	111,300
	Simmons First National Corp. Class A	1,872	47,830
*	SLM Corp.	20,000	392,200
	Smithtown Bancorp, Inc.	1,363	28,146
	Somerset Hills Bancorp	900	10,089
	South Financial Group, Inc.	5,601	80,822
	Southern Community Financial Corp.	1,900	14,003
	Southside Bancshares, Inc.	1,625	33,751
	Southwest Bancorp, Inc.	2,100	33,999
	Sovereign Bancorp, Inc.	51,925	572,733
	StanCorp Financial Group, Inc.	6,300	309,267
	State Auto Financial Corp.	5,940	161,212
	State Bancorp, Inc.	1,892	24,539
	State Street Corp.	47,048	3,695,620
	StellarOne Corp.	19	329
	Sterling Bancorp	2,724	38,354
	Sterling Bancshares, Inc.	10,100	94,031
	Sterling Financial Corp.	4,111	61,213
	Sterling Financial Corp. (PA)	2,885	48,266
#	Stewart Information Services Corp.	2,175	64,750
*	Stifel Financial Corp.	2,000	87,180
	Student Loan Corp.	2,372	262,106
	Suffolk Bancorp	1,300	38,831
* #	Sun American Bancorp	200	964
*	Sun Bancorp, Inc.	2,913	37,170
	SunTrust Banks, Inc.	38,152	2,217,776
* #	Superior Bancorp	3,900	20,358
	Susquehanna Bancshares, Inc.	10,142	201,724
*	Susser Holdings Corp.	100	2,422
*	SVB Financial Group	4,400	199,320
	SWS Group, Inc.	3,000	34,170
#	Synovus Financial Corp.	40,515	467,138
	T. Rowe Price Group, Inc.	31,685	1,601,043
	Taylor Capital Group, Inc.	1,300	21,190
	TCF Financial Corp.	11,700	217,737
* #	TD Ameritrade Holding Corp.	72,324	1,323,529
* #	Tejon Ranch Co.	2,100	74,340
#	Temecula Valley Bancorp, Inc.	700	7,140
* #	Tennessee Commerce Bancorp, Inc.	700	15,596
*	Texas Capital Bancshares, Inc.	3,500	52,360
*	The Bancorp, Inc.	1,500	17,160
#	The Colonial BancGroup, Inc.	17,700	213,816
	The Goldman Sachs Group, Inc.	48,200	8,176,166
#	The Phoenix Companies, Inc.	4,100	46,658
#	The St. Joe Corp.	8,425	323,941
	The Travelers Companies, Inc.	76,801	3,564,334
	Thomas Properties Group, Inc.	1,600	15,168
*	Thomas Weisel Partners Group, Inc.	850	7,480
	TierOne Corp.	1,800	26,460
	Tompkins Financial Corp.	1,340	59,027
	Torchmark Corp.	11,828	712,755
	Tower Group, Inc.	3,000	85,230
*	Tradestation Group, Inc.	5,400	51,840

	Transatlantic Holdings, Inc.	7,902	$532,595
	Trico Bancshares	2,200	37,114
#	TrustCo Bank Corp. (NY)	8,900	76,985
	Trustmark Corp.	5,149	101,744
	U.S. Bancorp	210,880	6,752,378
	UCBH Holdings, Inc.	11,900	134,351
	UMB Financial Corp.	5,500	210,540
#	Umpqua Holdings Corp.	3,711	52,585
	Union Bankshares Corp.	1,750	30,607
	UnionBanCal Corp.	17,175	799,840
	United Bankshares, Inc.	5,800	152,366
	United Community Banks, Inc.	4,650	66,216
	United Financial Bancorp, Inc.	2,642	30,357
	United Fire & Casualty Co.	3,900	133,965
* #	United PanAm Financial Corp.	1,873	7,305
#	United Security Bancshares (CA)	706	9,460
	United Western Bancorp, Inc.	900	16,902
	Unitrin, Inc.	8,400	299,040
*	Universal American Corp.	7,371	126,634
*	Universal Insurance Holdings, Inc.	4,200	24,738
#	Univest Corporation of Pennsylvania	1,893	38,750
	Unum Group	40,819	935,163
	Valley National Bancorp	13,575	253,581
	Vineyard National Bancorp Co.	1,425	12,839
* #	Virginia Commerce Bancorp, Inc.	2,585	26,057
	W. R. Berkley Corp.	23,780	684,626
	Wachovia Corp.	170,411	5,217,985
	Waddell & Reed Financial, Inc.	10,200	319,668
	Washington Federal, Inc.	10,507	238,509
	Washington Trust Bancorp, Inc.	1,808	41,801
* #	Wauwatosa Holdings, Inc.	4,100	48,216
	Webster Financial Corp.	5,945	166,282
	Wells Fargo & Co.	389,533	11,386,050
	Wesbanco, Inc.	2,764	64,374
	Wesco Financial Corp.	888	345,432
#	West Bancorporation	2,633	33,597
	West Coast Bancorp	2,100	31,500
#	Westamerica Bancorporation	3,700	175,121
* #	Western Alliance Bancorp	2,800	33,544
	Westwood Holdings Group, Inc.	400	14,184
	Whitney Holding Corp.	8,400	201,684
	Willow Financial Bancorp, Inc.	2,570	21,048
	Wilmington Trust Corp.	8,500	261,800
	Wilshire Bancorp, Inc.	1,300	9,204
	Wintrust Financial Corp.	2,550	86,062
* #	World Acceptance Corp.	1,900	57,722
	Yadkin Valley Financial Corp.	600	8,556
	Zenith National Insurance Corp.	5,300	180,624
	Zions Bancorporation	12,440	594,010
* #	ZipRealty, Inc.	3,331	18,887
Total Financials			253,101,608

Health Care — (11.0%)
*	Abaxis, Inc.	2,900	84,506
#	Abbott Laboratories	185,435	9,930,044

* #	Abiomed, Inc.	3,700	$52,910
*	Abraxis Bioscience, Inc.	419	25,546
* #	Acadia Pharmaceuticals, Inc.	4,000	39,680
*	Accelrys, Inc.	3,600	20,844
* #	Accentia Biopharmaceuticals, Inc.	5,100	13,311
* #	Adolor Corp.	7,438	33,992
* #	Advanced Medical Optics, Inc.	6,266	143,366
	Aetna, Inc.	60,705	3,010,968
* #	Affymetrix, Inc.	8,690	166,674
*	Air Methods Corp.	1,400	57,568
* #	Akorn, Inc.	11,693	74,367
* #	Albany Molecular Research, Inc.	4,200	46,746
*	Alexion Pharmaceuticals, Inc.	4,600	278,806
*	Alexza Pharmaceuticals, Inc.	4,200	26,544
* #	Align Technology, Inc.	8,200	101,270
*	Alkermes, Inc.	12,670	163,950
#	Allergan, Inc.	35,880	2,125,172
*	Alliance Imaging, Inc.	6,200	60,884
*	Allied Healthcare International, Inc.	5,200	10,608
*	Allion Healthcare, Inc.	1,800	10,620
* #	Allos Therapeutics, Inc.	9,100	50,869
* #	Allscripts Healthcare Solutions, Inc.	6,300	67,221
*	Almost Family, Inc.	600	12,858
* #	Alnylam Pharmaceuticals, Inc.	5,300	150,520
#	Alpharma, Inc. Class A	5,800	146,044
* #	Amag Pharmaceuticals, Inc.	2,100	91,917
*	Amedisys, Inc.	3,234	138,351
*	America Services Group, Inc.	1,200	8,688
*	American Dental Partners, Inc.	1,437	13,752
* #	American Medical Systems Holdings, Inc.	7,900	115,261
*	AMERIGROUP Corp.	6,600	237,600
	AmerisourceBergen Corp.	21,600	901,152
*	Amgen, Inc.	132,570	6,034,586
*	AMICAS, Inc.	5,900	15,458
*	AMN Healthcare Services, Inc.	4,600	74,474
* #	Amsurg Corp.	4,350	104,791
* #	Amylin Pharmaceuticals, Inc.	15,507	410,470
	Analogic Corp.	1,800	105,318
*	Anesiva, Inc.	2,800	13,328
*	AngioDynamics, Inc.	3,100	51,398
*	Anika Therapeutics, Inc.	1,588	19,104
* #	Antigenics, Inc.	5,200	11,700
* #	APP Pharmaceuticals, Inc.	10,450	117,458
	Applera Corp. - Applied Biosystems Group	22,300	751,733
*	Applera Corp. - Celera Group	11,100	153,846
*	Apria Healthcare Group, Inc.	4,780	103,774
* #	Arena Pharmaceuticals, Inc.	7,851	53,230
* #	Ariad Pharmaceuticals, Inc.	8,000	26,800
* #	Arqule, Inc.	6,700	30,552
*	Array BioPharma, Inc.	5,400	30,240
* #	Arrhythmia Research Technology, Inc.	400	2,780
* #	Arthrocare Corp.	3,500	140,525
* #	Aspect Medical Systems, Inc.	1,900	23,693
*	AtriCure, Inc.	1,600	19,040
* #	ATS Medical, Inc.	6,900	12,420

* #	Auxilium Pharmaceuticals, Inc.	4,900	$156,996
*	Avalon Pharmaceuticals, Inc.	2,834	6,291
* #	AVANIR Pharmaceuticals Class A	5,000	6,050
* #	AVI BioPharma, Inc.	8,600	11,696
*	Avigen, Inc.	2,900	9,599
	Bard (C.R.), Inc.	12,330	1,168,761
*	Barr Laboratories, Inc.	13,225	623,559
* #	Barrier Therapeutics, Inc.	3,400	12,410
	Baxter International, Inc.	76,151	4,494,432
	Beckman Coulter, Inc.	7,700	519,750
	Becton Dickinson & Co.	28,000	2,531,760
* #	Bentley Pharmaceuticals, Inc.	3,300	48,939
* #	BioCryst Pharmaceuticals, Inc.	4,597	18,296
* #	Biogen Idec, Inc.	36,975	2,157,861
*	Bio-Imaging Technologies, Inc.	2,162	17,577
* #	BioLase Technology, Inc.	2,300	8,073
*	BioMarin Pharmaceutical, Inc.	11,950	454,578
*	BioMimetic Therapeutics, Inc.	2,000	27,480
*	Bio-Rad Laboratories, Inc. Class A	3,713	350,656
*	Bio-Reference Laboratories, Inc.	1,800	49,770
* #	BioSante Pharmaceuticals, Inc.	3,800	13,110
*	BioScrip, Inc.	5,400	37,962
* #	BioSphere Medical, Inc.	2,293	8,943
*	Boston Scientific Corp.	160,370	2,019,058
* #	Bovie Medical Corp.	2,244	13,284
	Bristol-Myers Squibb Co.	237,400	5,367,614
#	Brookdale Senior Living, Inc.	9,600	250,464
*	Bruker Corp.	13,100	179,077
* #	BSD Medical Corp.	2,800	15,232
*	Caliper Life Sciences, Inc.	6,874	28,665
	Cambrex Corp.	3,000	26,190
*	Candela Corp.	2,400	10,968
*	Cantel Medical Corp.	2,144	23,627
*	Capital Senior Living Corp.	3,600	27,144
* #	Caraco Pharmaceutical Laboratories, Ltd.	3,900	64,077
*	Cardiac Science Corp.	3,085	28,660
	Cardinal Health, Inc.	43,072	2,547,278
* #	CAS Medical Systems, Inc.	1,900	9,272
* #	Celgene Corp.	44,340	2,499,446
* #	Cell Genesys, Inc.	6,800	16,048
* #	Cell Therapeutics, Inc.	425	565
*	Centene Corp.	6,100	109,312
* #	Cephalon, Inc.	8,160	492,374
* #	Cepheid, Inc.	6,800	188,224
* #	Cerner Corp.	9,700	421,465
*	Cerus Corp.	4,400	27,500
*	Charles River Laboratories International, Inc.	8,729	511,345
	Chemed Corp.	2,900	138,359
	Cigna Corp.	34,500	1,538,010
* #	Clinical Data, Inc.	2,700	55,026
* #	Collagenex Pharmaceuticals, Inc.	2,695	43,982
* #	Columbia Laboratories, Inc.	6,900	16,905
* #	Combinatorx, Inc.	3,668	18,010
* #	Community Health Systems, Inc.	11,321	351,743
	Computer Programs & Systems, Inc.	1,200	26,724

* #	Conceptus, Inc.	3,400	$58,004
*	Conmed Corp.	3,785	102,044
*	Continucare Corp.	4,000	9,000
	Cooper Companies, Inc.	5,465	186,848
*	Corvel Corp.	1,650	49,714
*	Covance, Inc.	7,639	644,808
*	Coventry Health Care, Inc.	19,236	997,771
* #	Critical Therapeutics, Inc.	7,500	8,175
*	Criticare Systems, Inc.	2,112	10,560
*	Cross Country Healthcare, Inc.	4,000	43,440
*	CryoCor, Inc.	1,800	3,474
*	CryoLife, Inc.	3,100	29,171
* #	Cubist Pharmaceuticals, Inc.	7,211	131,240
*	Cutera, Inc.	1,400	17,752
* #	CV Therapeutics, Inc.	7,200	42,048
* #	Cyberonics, Inc.	3,100	39,990
* #	Cyclacel Pharmaceuticals, Inc.	3,090	12,823
* #	Cynosure, Inc. Class A	900	21,537
* #	Cypress Bioscience, Inc.	5,400	43,200
*	Cytokinetics, Inc.	900	3,033
*	Cytomedix, Inc.	2,750	4,675
* #	Cytori Therapeutics, Inc.	3,100	19,809
	Datascope Corp.	2,000	69,600
*	DaVita, Inc.	12,970	643,701
* #	Dendreon Corp.	10,500	55,440
	Dentsply International, Inc.	18,541	723,841
* #	DepoMed, Inc.	6,000	20,400
* #	Dexcom, Inc.	4,100	30,217
*	Dialysis Corporation of America	200	1,666
*	Digirad Corp.	1,600	4,608
* #	Dionex Corp.	2,300	169,786
* #	Discovery Laboratories, Inc.	10,300	21,424
* #	Durect Corp.	9,000	44,730
* #	DUSA Pharmaceuticals, Inc.	600	1,158
*	Dyax Corp.	7,267	31,611
* #	Dynavax Technologies Corp.	6,100	37,942
*	Edwards Lifesciences Corp.	6,900	300,909
	Eli Lilly & Co.	128,085	6,406,812
* #	Elite Pharmaceuticals, Inc.	519	804
*	Emageon, Inc.	100	232
* #	Emeritus Corp.	5,694	126,065
* #	Emisphere Technologies, Inc.	4,334	7,888
*	Encision, Inc.	100	212
* #	Endologix, Inc.	4,900	15,484
* #	Enzo Biochem, Inc.	4,167	39,253
* #	Enzon Pharmaceuticals, Inc.	300	2,577
* #	EPIX Pharmaceuticals, Inc.	3,600	10,980
*	eResearch Technology, Inc.	6,200	74,152
*	etrials Worldwide, Inc.	1,900	4,845
* #	ev3, Inc.	11,528	101,908
* #	Exact Sciences Corp.	3,985	7,811
*	Exactech, Inc.	1,795	47,119
*	Exelixis, Inc.	12,100	77,198
* #	Express Scripts, Inc.	30,315	1,791,616
*	E-Z-EM, Inc.	1,500	31,185

*	Farville, Inc.	5,217	$9,964
* #	Five Star Quality Care, Inc.	4,430	31,763
*	Forest Laboratories, Inc.	30,712	1,221,416
*	Genentech, Inc.	122,180	9,255,135
* #	Genomic Health, Inc.	3,500	66,745
*	Gen-Probe, Inc.	6,230	297,856
*	Gentiva Health Services, Inc.	3,677	79,276
* #	GenVec, Inc.	8,900	10,146
*	Genzyme Corp.	31,968	2,267,171
* #	Geron Corp.	7,000	34,440
* #	Gilead Sciences, Inc.	111,768	5,288,862
*	Greatbatch, Inc.	3,100	66,247
* #	GTx, Inc.	4,500	73,665
*	Haemonetics Corp.	3,200	185,920
* #	Halozyme Therapeutics, Inc.	300	1,650
*	Hanger Orthopedic Group, Inc.	1,000	11,590
*	Harvard Bioscience, Inc.	4,200	19,278
*	Health Grades, Inc.	4,286	23,402
	Health Management Associates, Inc.	30,100	161,035
*	Health Net, Inc.	13,500	593,190
*	HealthExtras, Inc.	5,481	151,002
* #	HEALTHSOUTH Corp.	9,600	154,368
*	Healthspring, Inc.	8,100	142,155
* #	HealthStream, Inc.	3,774	11,397
*	HealthTronics, Inc.	3,510	12,811
*	Healthways, Inc.	4,400	151,140
*	Henry Schein, Inc.	10,920	653,234
	Hillenbrand Indutries, Inc.	7,205	378,046
* #	Hi-Tech Pharmacal Co., Inc.	1,750	19,495
* #	Hlth Corp.	25,400	300,736
* #	HMS Holdings Corp.	3,300	90,288
* #	Hologic, Inc.	15,404	929,015
	Hooper Holmes, Inc.	3,300	2,145
*	Hospira, Inc.	19,520	830,771
*	Human Genome Sciences, Inc.	17,900	105,789
*	Humana, Inc.	20,530	1,402,815
* #	Hythiam, Inc.	1,200	3,672
*	ICU Medical, Inc.	1,750	46,970
*	Idenix Pharmaceuticals, Inc.	6,900	37,467
* #	Idera Pharmaceuticals, Inc.	2,400	24,528
*	IDEXX Laboratories, Inc.	7,456	413,584
* #	I-Flow Corp.	3,000	42,270
* #	Illumina, Inc.	7,041	509,839
* #	ImClone Systems, Inc.	10,478	471,615
*	Immtech International, Inc.	1,500	1,200
*	Immucor, Inc.	8,725	260,005
* #	ImmunoGen, Inc.	5,000	14,850
* #	Immunomedics, Inc.	7,700	19,019
	IMS Health, Inc.	20,300	456,953
* #	Incyte Corp.	10,300	102,073
* #	Indevus Pharmaceuticals, Inc.	9,500	47,120
*	Infinity Pharmaceuticals, Inc.	2,400	18,000
*	Inspire Pharmaceuticals, Inc.	6,000	26,940
* #	Integra LifeSciences Holdings	3,400	140,896
*	IntegraMed America, Inc.	1,494	15,149

* #	Interleukin Genetics, Inc.	300	$441
* #	InterMune, Inc.	4,900	68,992
* #	Introgen Therapeutics, Inc.	6,700	19,229
*	Intuitive Surgical, Inc.	4,552	1,283,300
	Invacare Corp.	4,400	109,824
*	Inventiv Health, Inc.	4,000	127,200
*	Inverness Medical Innovations, Inc.	1,223	36,164
*	Invitrogen Corp.	5,934	501,364
*	Iridex Corp.	300	960
*	IRIS International, Inc.	2,600	29,302
* #	Isis Pharmaceuticals, Inc.	11,300	162,720
* #	Ista Pharmaceuticals, Inc.	3,920	16,425
* #	I-Trax, Inc.	5,200	20,800
* #	Javelin Pharmaceuticals, Inc.	5,600	16,184
	Johnson & Johnson	334,400	20,719,424
* #	Kendle International, Inc.	1,900	85,139
*	Kensey Nash Corp.	1,640	44,526
* #	Keryx Biopharmaceuticals, Inc.	3,900	22,425
*	Kindred Healthcare, Inc.	5,200	109,668
* #	Kinetic Concepts, Inc.	8,470	435,273
*	King Pharmaceuticals, Inc.	29,700	314,820
* #	Kosan Biosciences, Inc.	5,007	9,964
* #	K-V Pharmaceutical Co. Class A	4,550	114,296
* #	La Jolla Pharmaceutical Co.	5,000	12,450
*	Laboratory Corp. of America Holdings	14,100	1,090,071
	Landauer, Inc.	1,100	52,580
*	Langer, Inc.	1,756	3,582
*	Lannet Co., Inc.	3,087	9,261
#	LCA-Vision, Inc.	2,150	29,627
*	Lexicon Pharmaceuticals, Inc.	15,800	29,388
*	LHC Group, Inc.	2,363	40,171
*	Lifecell Corp.	4,200	169,470
*	Lifecore Biomedical, Inc.	1,700	28,611
* #	LifePoint Hospitals, Inc.	612	15,337
#	Ligand Pharmaceuticals, Inc. Class B	4,675	15,848
*	Lincare Holdings, Inc.	9,872	320,840
* #	Luminex Corp.	4,334	75,455
*	Magellan Health Services, Inc.	5,411	234,459
* #	Mannkind Corp.	3,700	26,159
* #	Martek Biosciences Corp.	4,800	137,568
*	Matria Healthcare, Inc.	2,200	55,264
* #	Matrixx Initiatives, Inc.	1,200	17,400
*	Maxygen, Inc.	4,200	26,964
	McKesson Corp.	34,220	2,010,767
*	Medarex, Inc.	13,468	125,252
*	MedCath Corp.	2,648	55,211
*	Medco Health Solutions, Inc.	64,400	2,853,564
*	Medical Action Industries, Inc.	1,900	35,758
*	Medical Staffing Network Holdings, Inc.	4,676	25,952
	Medicis Pharmaceutical Corp. Class A	6,060	124,291
* #	Medivation, Inc.	3,450	55,234
*	MEDTOX Scientific, Inc.	1,100	17,589
	Medtronic, Inc.	135,630	6,694,697
#	Mentor Corp.	3,775	111,966
	Merck & Co., Inc.	260,974	11,561,148

	Meridian Bioscience, Inc.	4,775	$163,639
*	Merit Medical Systems, Inc.	3,511	55,649
*	Metabasis Therapeutics, Inc.	3,400	6,528
*	Metropolitan Health Networks, Inc.	6,900	16,284
* #	Micromet, Inc.	614	853
*	Micrus Endovascular Corp.	1,780	25,187
* #	MiddleBrook Pharmaceuticals, Inc.	4,000	16,880
*	Millennium Pharmaceuticals, Inc.	39,160	547,848
* #	Millipore Corp.	6,500	454,350
* #	Minrad International, Inc.	5,300	12,349
* #	Molina Healthcare, Inc.	4,100	129,765
*	MTS Medication Technologies	1,095	13,633
*	MWI Veterinary Supply, Inc.	1,600	55,728
#	Mylan, Inc.	36,945	437,429
* #	Myriad Genetics, Inc.	5,500	203,610
* #	Nabi Biopharmaceuticals	6,800	26,316
* #	Nastech Pharmaceutical Co., Inc.	3,000	6,930
	National Healthcare Corp.	1,600	74,656
* #	National Medical Health Card Systems, Inc.	987	10,304
	National Research Corp.	200	5,192
*	Natus Medical, Inc.	2,800	53,172
* #	Nektar Therapeutics	5,000	34,750
*	Neogen Corp.	1,950	52,630
* #	Neurocrine Biosciences, Inc.	5,200	26,052
* #	Neurogen Corp.	5,300	8,427
* #	Neurometric, Inc.	1,300	3,159
*	Nighthawk Radiology Holdings, Inc.	3,700	42,254
*	NMT Medical, Inc.	900	3,591
* #	Northstar Neuroscience, Inc.	2,800	4,396
* #	NovaMed, Inc.	1,500	6,015
* #	Novavax, Inc.	8,100	22,680
* #	Noven Pharmaceuticals, Inc.	2,800	37,968
* #	NPS Pharmaceuticals, Inc.	5,995	23,740
*	Nutraceutical International Corp.	1,500	19,110
*	NuVasive, Inc.	4,430	170,732
*	Nuvelo, Inc.	143	239
*	NxStage Medical, Inc.	4,300	25,456
*	Odyssey Healthcare, Inc.	2,950	25,783
	Omnicare, Inc.	11,400	239,172
*	Omnicell, Inc.	4,100	77,900
*	Omrix Biopharmaceuticals, Inc.	2,100	50,715
* #	Onyx Pharmaceuticals, Inc.	6,700	183,044
*	OraSure Technologies, Inc.	5,500	39,270
*	Orchid Cellmark, Inc.	4,500	20,655
*	OSI Pharmaceuticals, Inc.	7,100	255,245
*	Osteotech, Inc.	2,000	8,740
	Owens & Minor, Inc.	5,000	214,850
*	Oxigene, Inc.	4,200	7,980
* #	Pain Therapeutics, Inc.	5,700	48,051
*	Palomar Medical Technologies, Inc.	2,000	26,620
*	Par Pharmaceutical Companies, Inc.	4,300	76,067
*	Parexel International Corp.	3,400	186,830
*	Patterson Companies, Inc.	16,800	591,360
*	PDI, Inc.	800	6,296
*	PDL BioPharma, Inc.	13,500	215,730

*	Pediatrix Medical Group, Inc.	5,700	$376,257
* #	Penwest Pharmaceuticals Co.	2,500	7,700
#	PerkinElmer, Inc.	14,960	371,307
	Perrigo Co.	12,467	416,647
	Pfizer, Inc.	792,377	17,654,160
	Pharmaceutical Products Development Service, Inc.	14,646	660,095
* #	Pharmanet Development Group, Inc.	2,550	73,516
*	Pharmion Corp.	4,400	314,996
*	Phase Forward, Inc.	5,293	84,317
*	PHC, Inc.	4,100	11,111
*	Pipex Pharmaceuticals, Inc.	400	480
*	Possis Medical, Inc.	2,900	56,318
* #	Pozen, Inc.	3,300	40,227
* #	Progenics Pharmaceuticals, Inc.	3,400	52,020
*	Prospect Medical Holdings, Inc.	1,583	5,825
*	Providence Service Corp.	1,740	49,051
* #	ProxyMed, Inc.	700	1,323
*	PSS World Medical, Inc.	8,416	147,280
	Psychemedics Corp.	688	11,352
* #	Psychiatric Solutions, Inc.	6,900	195,201
*	QuadraMed Corp.	900	1,755
#	Quest Diagnostics, Inc.	22,590	1,076,865
*	Questcor Pharmaceuticals, Inc.	9,100	40,950
*	Quidel Corp.	3,800	62,434
* #	Quigley Corp.	1,100	5,830
* #	RadNet, Inc.	4,330	35,116
*	Regeneron Pharmaceuticals, Inc.	7,800	154,206
* #	RegeneRx Biopharmaceuticals, Inc.	379	379
*	RehabCare Group, Inc.	2,300	46,000
*	Renovis, Inc.	4,100	9,717
*	Repligen Corp.	4,499	23,800
* #	Repros Therapeutics, Inc.	1,300	10,894
*	Res-Care, Inc.	4,200	90,468
*	ResMed, Inc.	9,400	380,606
*	Respironics, Inc.	9,350	614,108
*	Retractable Technologies, Inc.	1,298	1,947
* #	Rigel Pharmaceuticals, Inc.	4,400	87,208
*	Rockwell Medical Technologies, Inc.	1,400	8,904
*	RTI Biologics, Inc.	4,140	35,604
* #	Salix Pharmaceuticals, Ltd.	5,200	35,100
* #	Sangamo BioSciences, Inc.	5,500	64,350
*	Santarus, Inc.	1,700	3,060
* #	Savient Pharmaceuticals, Inc.	7,600	172,368
	Schering-Plough Corp.	188,093	4,081,618
* #	SciClone Pharmaceuticals, Inc.	6,000	12,000
* #	Sciele Pharma, Inc.	5,036	104,245
*	Seattle Genetics, Inc.	9,620	86,484
* #	Senomyx, Inc.	3,700	25,160
*	Sepracor, Inc.	12,800	274,816
*	Sequenom, Inc.	5,679	39,696
*	SeraCare Life Sciences, Inc.	208	1,092
*	SGX Pharmaceuticals, Inc.	2,500	9,925
* #	Sirona Dental Systems, Inc.	5,200	135,252
*	Somanetics Corp.	1,900	52,801
* #	Somaxon Pharmaceuticals, Inc.	2,400	11,544

*	Sonic Innovations, Inc.	4,200	$17,766
* #	SonoSite, Inc.	2,100	61,803
*	Spectranetics Corp.	4,000	36,000
*	Spectrum Pharmaceuticals, Inc.	3,200	8,288
*	St. Jude Medical, Inc.	41,110	1,766,908
* #	Staar Surgical Co.	1,900	4,408
* #	StemCells, Inc.	6,000	9,060
* #	Stereotaxis, Inc.	4,200	24,234
	Steris Corp.	8,800	216,656
*	Strategic Diagnostics, Inc.	3,491	15,151
	Stryker Corp.	49,230	3,205,365
* #	Sun Healthcare Group, Inc.	5,300	78,122
*	SunLink Health Systems, Inc.	100	635
*	Sunrise Senior Living, Inc.	6,698	183,391
* #	SuperGen, Inc.	7,300	20,075
* #	SurModics, Inc.	2,300	101,591
*	Symmetry Medical, Inc.	4,900	87,220
*	Synovis Life Technologies, Inc.	1,700	30,056
*	Targacept, Inc.	2,500	19,775
*	Techne Corp.	4,833	330,529
* #	Telik, Inc.	2,900	7,279
* #	Tenet Healthcare Corp.	57,600	277,056
* #	Tercica, Inc.	5,500	33,275
*	The Medicines Co.	6,600	127,116
*	Thermo Fisher Scientific, Inc.	50,416	2,819,767
*	Third Wave Technologies, Inc.	4,800	38,256
*	Thoratec Corp.	7,160	103,892
*	Titan Pharmaceuticals, Inc.	5,800	6,670
*	Torreypines Therapeutics, Inc.	3,073	5,869
* #	Trimeris, Inc.	2,800	16,828
* #	TriZetto Group, Inc.	5,400	105,408
*	U.S. Physical Therapy, Inc.	2,200	29,150
*	United Therapeutics Corp.	2,500	210,425
	UnitedHealth Group, Inc.	155,534	7,229,220
	Universal Health Services, Inc.	6,200	331,204
* #	Uroplasty, Inc.	1,745	6,544
	Utah Medical Products, Inc.	276	8,255
#	Valeant Pharmaceuticals International	9,765	134,269
*	Vanda Pharmaceuticals, Inc.	100	456
* #	Varian Medical Systems, Inc.	15,400	807,730
*	Varian, Inc.	3,800	205,770
* #	Vascular Solutions, Inc.	2,000	12,440
*	VCA Antech, Inc.	10,300	330,733
*	Vertex Pharmaceuticals, Inc.	15,500	271,250
* #	Vical, Inc.	3,667	13,971
* #	ViroPharma, Inc.	9,500	87,020
*	VistaCare, Inc.	2,100	17,997
* #	Vital Images, Inc.	1,800	28,548
	Vital Signs, Inc.	1,653	84,055
* #	Vivus, Inc.	6,900	40,434
*	Vnus Medical Technologies	2,100	39,249
*	Volcano Corp.	3,300	40,458
*	Waters Corp.	12,300	733,203
*	Watson Pharmaceuticals, Inc.	13,400	372,654
* #	WebMD Health Corp. Class A	1,200	33,432

*	WellPoint, Inc.	69,646	$4,880,792
	West Pharmaceutical Services, Inc.	3,995	164,993
* #	Wright Medical Group, Inc.	4,417	116,255
	Wyeth	156,778	6,838,656
* #	Xenoport, Inc.	3,100	158,627
	Young Innovations, Inc.	600	12,804
*	Zimmer Holdings, Inc.	27,048	2,036,444
*	Zoll Medical Corp.	2,700	67,176
* #	Zymogenetics, Inc.	8,300	82,917
Total Health Care			216,481,170

Industrials — (10.5%)
* #	3-D Systems Corp.	2,800	40,488
#	3M Co.	81,669	6,402,850
*	A. T. Cross Co. Class A	1,445	11,271
	A.O. Smith Corp.	2,620	95,447
	AAON, Inc.	2,250	37,147
* #	AAR Corp.	5,200	134,628
#	ABM Industries, Inc.	5,200	103,272
*	ABX Air, Inc.	2,800	8,568
*	Acco Brands Corp.	6,818	94,566
*	Accuride Corp.	4,500	32,490
	Aceto Corp.	1,500	10,515
*	Active Power, Inc.	6,350	11,430
	Actuant Corp.	7,140	191,923
	Acuity Brands, Inc.	5,052	224,359
	Administaff, Inc.	2,700	66,582
*	Aerosonic Corp.	100	495
*	AGCO Corp.	11,174	724,746
* #	Airtran Holdings, Inc.	11,500	83,030
	Alamo Group, Inc.	1,589	29,460
* #	Alaska Air Group, Inc.	4,700	114,680
	Albany International Corp. Class A	3,600	123,588
#	Alexander & Baldwin, Inc.	5,352	235,702
* #	Alliant Techsystems, Inc.	4,050	425,007
* #	Allied Defense Group, Inc.	700	5,215
*	Allied Waste Industries, Inc.	40,647	420,290
* #	Amerco, Inc.	2,700	140,697
	American Ecology Corp.	2,200	54,802
*	American Reprographics Co.	4,245	68,684
	American Science & Engineering, Inc.	1,100	59,576
* #	American Superconductor Corp.	5,104	115,299
#	American Woodmark Corp.	1,700	32,266
	Ameron International Corp.	1,200	132,444
	Ametek, Inc.	12,815	545,791
	Ampco-Pittsburgh Corp.	1,291	48,877
* #	AMR Corp.	24,000	307,440
	Angelica Corp.	1,300	21,515
	Apogee Enterprises, Inc.	3,400	52,326
* #	Applied Energetics, Inc.	3,200	7,520
	Applied Industrial Technologies, Inc.	2,475	68,409
	Applied Signal Technologies, Inc.	1,400	16,660
*	Argon ST, Inc.	3,136	50,960
#	Arkansas Best Corp.	2,500	66,775
*	Astec Industries, Inc.	3,060	115,852

*	Astronics Corp.	1,037	$20,481
*	Atlas Air Worldwide Holding, Inc.	2,825	142,945
	Avery Dennison Corp.	11,685	599,674
*	Avis Budget Group, Inc.	11,696	133,685
*	Axsys Technologies, Inc.	1,500	66,000
* #	AZZ, Inc.	1,400	49,588
	B.F. Goodrich Co.	15,502	918,183
#	Badger Meter, Inc.	1,900	72,523
*	Baker (Michael) Corp.	1,199	34,531
	Baldor Electric Co.	5,900	169,153
*	Baldwin Technology Co., Inc. Class A	2,868	7,485
	Barnes Group, Inc.	6,950	158,043
	Barrett Business Services, Inc.	1,900	30,780
* #	BE Aerospace, Inc.	11,600	397,880
	Belden, Inc.	5,900	231,870
* #	Blount International, Inc.	5,600	66,808
#	BlueLinx Holdings, Inc.	3,400	18,496
	Boeing Co.	90,420	7,485,872
	Brady Co. Class A	6,420	196,324
	Briggs & Stratton Corp.	6,576	117,513
*	BTU International, Inc.	1,200	12,864
	Bucyrus International, Inc.	4,579	457,351
* #	Builders FirstSource, Inc.	4,300	28,509
	Burlington Northern Santa Fe Corp.	42,215	3,705,633
#	C&D Technologies, Inc.	4,600	25,116
	C.H. Robinson Worldwide, Inc.	20,770	1,054,493
*	Cano Petroleum, Inc.	5,800	37,990
	Carlisle Companies, Inc.	7,700	281,281
#	Cascade Corp.	1,500	67,200
*	Casella Waste Systems, Inc. Class A	3,200	31,648
	Caterpillar, Inc.	73,210	5,295,279
* #	CBIZ, Inc.	7,800	69,420
	CDI Corp.	2,500	56,875
*	CECO Environmental Corp.	2,100	19,068
*	Celadon Group, Inc.	3,250	29,250
* #	Cenveo, Inc.	6,400	96,256
* #	Ceradyne, Inc.	3,275	101,885
*	Chart Industries, Inc.	3,400	116,654
	Chase Corp.	300	7,080
*	ChoicePoint, Inc.	8,885	430,034
	Cintas Corp.	18,510	532,718
	CIRCOR International, Inc.	2,404	109,502
#	Clarcor, Inc.	6,220	222,676
* #	Clean Harbors, Inc.	2,500	153,800
*	Columbus McKinnon Corp.	2,740	78,474
	Comfort Systems USA, Inc.	5,689	67,699
*	Commercial Vehicle Group, Inc.	2,400	22,464
*	COMSYS IT Partners, Inc.	2,000	18,840
* #	Consolidated Graphics, Inc.	1,800	95,742
* #	Continental Airlines, Inc.	10,600	256,308
	Con-way, Inc.	5,630	255,095
	Cooper Industries, Ltd.	12,900	540,897
*	Copart, Inc.	10,999	458,218
	Corporate Executive Board Co.	4,300	174,623
*	Corrections Corp. of America	15,700	421,702

* #	CoStar Group, Inc.	2,500	$103,800
* #	Covanta Holding Corp.	19,210	550,943
*	Covenant Transport Group Class A	100	787
*	CPI Aerostructures, Inc.	1,400	11,816
*	CRA International, Inc.	1,500	56,970
	Crane Co.	7,300	300,979
* #	Crocs, Inc.	9,100	221,312
	CSX Corp.	49,950	2,423,574
	Cubic Corp.	3,600	92,052
	Cummins, Inc.	24,904	1,254,664
	Curtiss-Wright Corp.	5,630	236,798
	Danaher Corp.	38,720	2,871,088
	Deere & Co.	52,448	4,469,094
* #	Delta Air Lines, Inc.	31,800	424,530
	Deluxe Corp.	6,090	126,855
	Diamond Management & Technology Consultants, Inc.	3,500	20,755
* #	Document Securities Systems, Inc.	1,600	7,200
* #	Dollar Thrifty Automotive Group, Inc.	1,600	22,976
	Donaldson Co., Inc.	10,900	459,544
* #	Double Eagle Petroleum Co.	1,042	17,631
	Dover Corp.	25,154	1,044,143
	DRS Technologies, Inc.	5,120	287,181
*	Ducommun, Inc.	1,300	36,049
* #	DXP Enterprises, Inc.	900	33,642
*	Dynamex, Inc.	1,200	27,744
	Dynamic Materials Corp.	1,400	79,786
	Eagle Bulk Shipping, Inc.	5,000	133,150
	Eastern Co.	600	10,140
	Eaton Corp.	17,969	1,448,840
	Electro Rent Corp.	3,600	46,728
*	EMCOR Group, Inc.	7,300	175,857
	Emerson Electric Co.	94,980	4,840,181
	Encore Wire Corp.	3,200	53,600
* #	Energy Conversion Devices, Inc.	5,400	143,478
* #	Energy Focus, Inc.	2,200	11,154
*	EnerSys	6,800	156,332
* #	ENGlobal Corp.	3,300	30,492
	Ennis, Inc.	3,200	51,072
*	EnPro Industries, Inc.	2,476	73,116
	Equifax, Inc.	15,890	543,756
*	ESCO Technologies, Inc.	3,436	113,594
*	Esterline Technologies Corp.	4,015	210,386
* #	Evergreen Solar, Inc.	13,100	125,891
* #	Exide Technologies	8,400	85,848
#	Expeditors International of Washington, Inc.	25,166	989,527
*	Exponent, Inc.	2,100	61,110
* #	ExpressJet Holdings, Inc.	4,000	9,720
	Fastenal Co.	16,636	676,420
	Federal Signal Corp.	4,600	55,522
	FedEx Corp.	35,400	3,119,802
* #	Flanders Corp.	3,983	25,093
*	Flow International Corp.	4,100	30,217
	Flowserve Corp.	7,000	762,300
	Fluor Corp.	10,153	1,413,805
	Forward Air Corp.	3,380	99,203

	Franklin Electric Co., Inc.	3,100	$102,238
	Freightcar America, Inc.	1,500	60,120
* #	FTI Consulting, Inc.	5,925	376,237
* #	FuelCell Energy, Inc.	7,800	55,848
*	Furmanite Corp.	4,200	46,116
	G & K Services, Inc. Class A	2,900	110,954
*	Gardner Denver Machinery, Inc.	7,191	265,420
	GATX Corp.	5,300	190,694
* #	Gehl Co.	800	12,824
#	Gencorp, Inc.	6,446	67,038
*	General Cable Corp.	6,530	403,032
#	General Dynamics Corp.	48,950	4,006,557
	General Electric Co.	1,179,489	39,088,265
*	Genesee & Wyoming, Inc.	4,325	134,075
*	GeoEye, Inc.	2,126	64,226
*	GeoPetro Resources Co.	3,000	8,910
*	Global Cash Access, Inc.	9,600	50,592
#	Gorman-Rupp Co.	2,118	57,821
*	GP Strategies Corp.	2,286	21,374
	Graco, Inc.	7,325	254,251
*	Graftech International, Ltd.	12,888	206,466
	Granite Construction, Inc.	4,700	141,893
#	Greenbrier Companies, Inc.	1,500	39,420
*	Griffon Corp.	3,400	30,090
	Hardinge, Inc.	1,430	17,746
	Harsco Corp.	10,488	592,467
*	Hawaiian Holdings, Inc.	5,200	27,040
#	Healthcare Services Group, Inc.	5,402	106,852
#	Heartland Express, Inc.	12,358	172,765
#	Heico Corp.	1,500	65,700
	Heico Corp. Class A	2,090	76,055
#	Heidrick & Struggles International, Inc.	2,100	71,883
	Herman Miller, Inc.	7,100	211,793
*	Hexcel Corp.	12,000	242,280
*	Hill International, Inc.	4,300	54,825
#	Hi-Shear Technology Corp.	1,200	13,500
#	HNI Corp.	4,500	133,020
	Honeywell International, Inc.	89,630	5,157,310
	Horizon Lines, Inc. Class A	4,190	84,512
*	HQ Sustainable Maritime Industries, Inc.	1,000	13,300
* #	Hub Group, Inc. Class A	4,600	137,954
	Hubbell, Inc. Class A	54	2,682
	Hubbell, Inc. Class B	6,400	290,368
*	Hudson Highland Group, Inc.	2,720	20,264
*	Hurco Companies, Inc.	900	39,798
*	Huron Consulting Group, Inc.	2,350	124,691
*	Huttig Building Products, Inc.	2,100	6,258
*	ICT Group, Inc.	1,400	12,026
	IDEX Corp.	10,580	319,093
*	IHS, Inc.	6,100	376,065
*	II-VI, Inc.	3,700	121,138
#	IKON Office Solutions, Inc.	15,764	112,240
	Illinois Tool Works, Inc.	66,021	3,239,650
*	Industrial Distribution Group, Inc.	100	978
* #	Innovative Solutions & Support, Inc.	1,900	17,195

* #	Insituform Technologies, Inc. Class A	3,000	$41,910
#	Insteel Industries, Inc.	2,600	28,002
* #	Integrated Electrical Services, Inc.	2,000	34,520
* #	InterDigital, Inc.	5,400	93,906
*	Interline Brands, Inc.	4,328	76,909
* #	Intersections, Inc.	2,400	19,656
	ITT Industries, Inc.	22,165	1,246,560
	J.B. Hunt Transport Services, Inc.	16,200	443,394
* #	Jacobs Engineering Group, Inc.	14,823	1,190,139
* #	JetBlue Airways Corp.	15,600	85,020
	Joy Global, Inc.	13,015	863,806
*	Kadant, Inc.	900	22,590
	Kaman Corp. Class A	3,500	84,000
* #	Kansas City Southern	9,940	355,852
	Kaydon Corp.	3,616	154,439
* #	KBR, Inc.	28,301	943,272
	Kelly Services, Inc. Class A	2,911	55,920
*	Kenexa Corp.	3,300	66,858
	Kennametal, Inc.	9,708	294,832
*	Key Technology, Inc.	844	29,802
*	Kforce, Inc.	4,800	41,040
* #	Kirby Corp.	6,800	306,544
#	Knight Transportation, Inc.	10,606	156,863
	Knoll, Inc.	5,600	78,848
*	Korn/Ferry International	6,300	106,218
*	K-Tron International, Inc.	458	53,462
	L-3 Communications Holdings, Inc.	15,392	1,636,016
*	LaBarge, Inc.	2,598	33,878
*	Ladish Co., Inc.	1,800	64,260
	Landstar Systems, Inc.	6,500	301,470
	Lawson Products, Inc.	200	5,080
*	Layne Christensen Co.	2,630	105,305
*	Learning Tree International, Inc.	2,492	33,542
*	LECG Corp.	3,300	31,350
	Lennox International, Inc.	8,000	301,120
	Lincoln Electric Holdings, Inc.	5,371	360,609
	Lindsay Corp.	1,500	117,930
*	LMI Aerospace, Inc.	2,000	38,060
	Lockheed Martin Corp.	47,910	4,944,312
	LSI Industries, Inc.	2,625	34,886
*	Lydall, Inc.	600	6,114
* #	M&F Worldwide Corp.	2,000	74,060
*	Mac-Gray Corp.	400	4,624
*	Magnetek, Inc.	5,200	17,732
*	MAIR Holdings, Inc.	700	2,996
#	Manpower, Inc.	10,191	577,830
*	Marten Transport, Ltd.	2,939	42,586
	Masco Corp.	28,600	534,534
	McGrath Rentcorp.	2,934	61,438
*	Mesa Air Group, Inc.	2,400	5,808
	Met-Pro Corp.	2,060	22,392
*	Mettler Toledo International, Inc.	3,900	381,030
* #	MFRI, Inc.	1,091	17,674
* #	Microvision, Inc.	7,300	18,396
* #	Middleby Corp.	2,000	136,000

* #	Milacron, Inc.	300	$885
*	Miller Industries, Inc.	1,500	17,340
	Mine Safety Appliances Co.	4,400	176,484
* #	Mobile Mini, Inc.	4,960	92,306
* #	Monster Worldwide, Inc.	14,900	396,191
*	Moog, Inc. Class A	5,125	210,330
*	Moog, Inc. Class B	116	4,802
	MSC Industrial Direct Co., Inc. Class A	5,241	212,680
*	MTC Technologies, Inc.	1,900	45,030
	Mueller Industries, Inc.	4,285	123,108
	Mueller Water Products, Inc. Class B	6,445	56,136
	Multi-Color Corp.	1,543	33,360
	NACCO Industries, Inc. Class A	800	64,840
*	National Technical Systems, Inc.	1,200	7,464
*	Navigant Consulting, Inc.	5,300	86,443
*	NCI Building Systems, Inc.	2,400	72,816
	Nordson Corp.	4,109	211,162
	Norfolk Southern Corp.	46,985	2,485,037
* #	North America Galvanizing & Coatings, Inc.	1,350	7,641
	Northrop Grumman Corp.	41,188	3,237,789
*	Northwest Airlines Corp.	5,700	76,551
*	NuCo2, Inc.	1,700	46,971
* #	Odyssey Marine Exploration, Inc.	5,100	24,990
*	Old Dominion Freight Line, Inc.	4,486	122,243
#	Omega Flex, Inc.	1,000	15,000
*	On Assignment, Inc.	4,000	24,760
*	Orbital Sciences Corp.	7,200	155,880
	Oshkosh Truck Corp. Class B	9,540	382,268
* #	Owens Corning, Inc.	10,902	205,612
*	P.A.M. Transportation Services, Inc.	1,300	18,850
#	Paccar, Inc.	42,190	1,830,202
	Pall Corp.	14,979	589,723
	Parker Hannifin Corp.	20,203	1,305,720
*	Park-Ohio Holdings Corp.	1,300	26,871
*	Patriot Transportation Holding, Inc.	25	1,938
*	Peerless Manufacturing Co.	500	16,250
	Pentair, Inc.	11,504	375,260
*	Perini Corp.	3,200	119,936
*	PHH Corp.	2,958	59,870
*	Pike Electric Corp.	4,100	53,013
* #	Pinnacle Airlines Corp.	2,100	23,541
	Pitney Bowes, Inc.	24,775	886,449
*	Plug Power, Inc.	3,200	9,632
	Portec Rail Products, Inc.	1,080	11,372
*	Powell Industries, Inc.	1,600	60,992
*	Power-One, Inc.	10,900	28,340
	Precision Castparts Corp.	16,734	1,847,266
* #	Protection One, Inc.	2,518	22,058
*	Quality Distribution, Inc.	2,104	6,459
*	Quanta Services, Inc.	21,612	516,095
	Quixote Corp.	1,000	14,050
	R. R. Donnelley & Sons Co.	27,642	879,845
#	Raven Industries, Inc.	2,048	59,965
	Raytheon Co.	53,100	3,443,004
*	RBC Bearings, Inc.	2,700	90,720

*	RCM Technologies, Inc.	1,300	$6,903
	Regal-Beloit Corp.	3,900	143,988
*	Republic Airways Holdings, Inc.	5,300	103,615
	Republic Services, Inc.	22,900	699,137
	Resources Connection, Inc.	5,900	94,990
	Robbins & Myers, Inc.	4,200	143,010
	Robert Half International, Inc.	16,600	447,370
	Rockwell Automation, Inc.	18,447	1,009,235
	Rockwell Collins, Inc.	21,300	1,254,570
	Rollins, Inc.	12,620	222,743
#	Roper Industries, Inc.	10,930	616,452
*	Rush Enterprises, Inc. Class A	3,300	48,906
*	Rush Enterprises, Inc. Class B	400	5,912
	Ryder System, Inc.	6,216	358,104
*	Saia, Inc.	750	10,837
	Schawk, Inc.	3,499	55,109
*	School Specialty, Inc.	2,700	82,404
*	Shaw Group, Inc.	9,900	637,362
*	SIFCO Industries, Inc.	400	5,424
#	Simpson Manufacturing Co., Inc.	5,400	129,384
	Skywest, Inc.	8,680	192,002
*	SL Industries, Inc.	956	18,929
	Southwest Airlines Co.	86,173	1,056,481
*	Sparton Corp.	200	956
*	Spherion Corp.	3,400	22,032
* #	Spire Corp.	1,300	20,709
	SPX Corp.	6,639	679,170
*	Standard Parking Corp.	2,600	52,832
	Standard Register Co.	2,800	23,940
	Standex International Corp.	1,422	27,032
	Steelcase, Inc. Class A	10,798	153,116
*	Stericycle, Inc.	10,500	565,845
*	Sterling Construction Co., Inc.	1,000	20,110
	Sun Hydraulics, Inc.	1,990	43,243
*	Superior Essex, Inc.	2,600	73,788
* #	Synutra International, Inc.	900	24,183
	Sypris Solutions, Inc.	3,211	15,445
#	TAL International Group, Inc.	4,578	95,543
*	Taleo Corp. Class A	2,600	49,556
* #	Taser International, Inc.	9,900	111,573
*	Team, Inc.	2,100	64,029
	Tecumseh Products Co. Class A	900	19,062
*	Teledyne Technologies, Inc.	4,200	186,480
	Teleflex, Inc.	4,900	277,095
*	TeleTech Holdings, Inc.	8,200	185,074
	Tennant Co.	2,400	86,592
*	Terex Corp.	11,600	782,420
*	Tetra Tech, Inc.	7,565	142,752
	Textron, Inc.	30,104	1,630,734
*	The Advisory Board Co.	2,100	116,697
	The Brink’s Co.	5,900	394,887
	The Dun & Bradstreet Corp.	6,620	578,191
*	The Geo Group, Inc.	6,700	178,823
	The Manitowoc Co., Inc.	15,220	620,063
*	Thomas & Betts Corp.	6,852	275,108

	Thomas Group, Inc.	900	$3,069
	Timken Co.	12,235	368,641
#	Titan International, Inc.	3,600	122,364
	Todd Shipyards Corp.	700	11,816
#	Toro Co.	4,540	218,737
*	Trailer Bridge, Inc.	1,489	15,977
	Trane, Inc.	23,200	1,045,160
* #	TransDigm Group, Inc.	6,086	236,502
* #	TRC Companies, Inc.	3,000	15,210
	Tredegar Industries, Inc.	4,360	68,932
* #	Trex Co., Inc.	2,100	16,380
	Trinity Industries, Inc.	9,550	269,023
	Triumph Group, Inc.	600	33,954
*	TrueBlue, Inc.	5,700	71,193
* #	TurboChef Technologies, Inc.	3,600	30,600
	Twin Disc, Inc.	1,200	24,312
*	U.S. Home Systems, Inc.	1,400	6,286
	UAL Corp.	13,050	395,415
	UAP Holding Corp.	500	19,250
* #	Ultralife Batteries, Inc.	2,100	29,631
	Union Pacific Corp.	31,606	3,943,165
	United Parcel Service, Inc.	80,500	5,654,320
*	United Rentals, Inc.	8,500	170,850
* #	United Stationers, Inc.	3,800	187,568
	United Technologies Corp.	119,590	8,432,291
	Universal Forest Products, Inc.	1,400	38,892
* #	Universal Security Instruments, Inc.	400	2,612
* #	UQM Technologies, Inc.	2,500	5,450
*	URS Corp.	10,100	406,828
*	US Airways Group, Inc.	783	9,709
*	USA Truck, Inc.	1,100	14,597
* #	USG Corp.	8,720	296,742
#	Valmont Industries, Inc.	3,300	263,670
*	Veri-Tek International Corp.	1,533	8,416
*	Versar, Inc.	1,500	8,925
	Viad Corp.	2,550	88,408
#	Vicor Corp.	3,500	42,455
*	Volt Information Sciences, Inc.	1,800	28,926
	VSE Corp.	800	25,400
	W.W. Grainger, Inc.	9,652	710,966
	Wabash National Corp.	3,000	23,700
	Wabtec Corp.	6,100	211,121
	Walter Industries, Inc.	6,200	338,706
*	Waste Connections, Inc.	8,890	269,900
	Waste Industries USA, Inc.	1,700	62,203
	Waste Management, Inc.	54,568	1,791,467
#	Watsco, Inc. Class A	3,300	125,400
	Watson Wyatt & Co. Holdings	5,300	281,165
#	Watts Water Technologies, Inc.	3,000	83,160
*	WCA Waste Corp.	2,700	16,470
#	Werner Enterprises, Inc.	8,241	146,607
* #	WESCO International, Inc.	4,900	196,000
*	Westaff, Inc.	1,500	6,090
#	Western Refining, Inc.	2,100	41,832
	Woodward Governor Co.	7,800	222,846
* #	YRC Worldwide, Inc.	6,800	93,568
Total Industrials			205,910,034

Information Technology — (13.6%)
*	3Com Corp.	36,273	$119,338
*	Acacia Research-Acacia Technologies	3,410	22,267
* #	Access Integrated Technologies, Inc.	2,400	5,664
* #	ACI Worldwide, Inc.	3,900	68,874
*	Actel Corp.	2,800	33,180
*	ActivIdentity Corp.	5,900	18,113
*	Activision, Inc.	33,858	922,630
*	Actuate Corp.	7,600	36,480
	Acxiom Corp.	4,500	57,195
*	Adaptec, Inc.	15,395	40,797
*	ADC Telecommunications, Inc.	12,715	173,814
*	ADDvantage Technologies Group, Inc.	500	2,125
*	Adept Technology, Inc.	700	6,384
*	Adobe Systems, Inc.	68,665	2,310,577
	Adtran, Inc.	8,128	149,718
* #	Advanced Analogic Technologies, Inc.	6,028	39,182
*	Advanced Energy Industries, Inc.	5,300	67,946
* #	Advanced Micro Devices, Inc.	50,800	366,268
*	Advent Software, Inc.	3,400	152,796
* #	Aehr Test Systems	1,675	12,227
*	Aetrium, Inc.	500	2,345
*	Affiliated Computer Services, Inc. Class A	8,000	406,000
*	Agilent Technologies, Inc.	44,611	1,365,543
	Agilysys, Inc.	2,000	25,340
*	Airspan Networks, Inc.	4,900	5,635
*	Akamai Technologies, Inc.	27,400	963,384
* #	Alliance Data Systems Corp.	9,900	501,237
	Altera Corp.	37,000	633,070
*	American Commercial Lines, Inc.	1,670	28,390
	American Software, Inc. Class A	2,400	20,400
*	AMIS Holdings, Inc.	11,400	77,748
*	Amkor Technology, Inc.	20,827	243,884
	Amphenol Corp.	22,200	820,734
*	Amtech Systems, Inc.	1,300	16,211
* #	Anadigics, Inc.	7,600	53,504
	Analog Devices, Inc.	36,400	979,888
*	Anaren, Inc.	2,000	25,280
*	Anixter International, Inc.	4,600	300,794
*	Ansoft Corp.	3,000	72,960
*	Answerthink, Inc.	5,500	22,275
*	Ansys, Inc.	9,830	367,347
* #	Apple, Inc.	105,644	13,207,613
	Applied Materials, Inc.	151,310	2,900,613
* #	Applied Micro Circuits Corp.	6,625	49,224
* #	Ariba, Inc.	10,400	92,768
*	Arris Group, Inc.	16,461	94,651
*	Arrow Electronics, Inc.	15,255	497,466
*	Art Technology Group, Inc.	16,600	56,108
* #	Aspen Technology, Inc.	10,200	114,240
*	Asyst Technologies, Inc.	5,400	19,008
* #	Atheros Communications	7,151	173,912

	Atlantic Tele-Network, Inc.	1,900	$58,425
*	Atmel Corp.	57,507	186,898
*	ATMI, Inc.	4,600	125,764
*	Autobytel, Inc.	4,600	12,420
*	Autodesk, Inc.	27,180	845,026
	Automatic Data Processing, Inc.	62,517	2,497,554
	Avici Systems, Inc.	1,700	13,039
* #	Avid Technology, Inc.	4,986	121,509
*	Aviza Technology, Inc.	2,600	2,431
*	Avnet, Inc.	18,803	633,849
*	Avocent Corp.	5,646	94,458
	AVX Corp.	21,040	263,842
*	Aware, Inc.	3,300	13,167
* #	Axcelis Technologies, Inc.	12,900	74,175
*	AXT, Inc.	5,700	31,464
* #	Bankrate, Inc.	2,300	97,198
*	BEA Systems, Inc.	44,350	845,754
*	BearingPoint, Inc.	20,400	33,048
	Bel Fuse, Inc. Class A	173	5,422
	Bel Fuse, Inc. Class B	1,440	39,269
*	Bell Microproducts, Inc.	600	2,010
*	Benchmark Electronics, Inc.	7,301	122,657
	Black Box Corp.	2,316	71,796
	Blackbaud, Inc.	5,400	141,156
* #	Blackboard, Inc.	3,530	101,558
*	Blue Coat Systems, Inc.	4,133	97,043
* #	BMC Software, Inc.	25,600	826,368
*	Bookham, Inc.	11,900	17,374
*	Borland Software Corp.	10,100	19,695
*	Bottomline Technologies, Inc.	3,000	38,520
*	Brightpoint, Inc.	10,917	112,882
*	Broadcom Corp.	53,800	1,017,358
	Broadridge Financial Solutions, Inc.	17,405	333,306
*	Brocade Communications Systems, Inc.	50,725	390,075
*	Brooks Automation, Inc.	9,478	95,538
*	BSQUARE Corp.	1,900	8,208
	CA, Inc.	62,240	1,424,051
*	Cabot Microelectronics Corp.	3,200	107,168
*	CACI International, Inc. Class A	4,035	176,168
*	Cadence Design Systems, Inc.	33,800	358,956
*	CalAmp Corp.	1,100	3,003
*	California Micro Devices Corp.	3,200	10,240
*	Callidus Software, Inc.	3,130	15,368
*	CallWave, Inc.	2,080	5,283
	CAM Commerce Solutions, Inc.	400	15,072
*	Captaris, Inc.	4,088	14,185
*	Cascade Microtech, Inc.	2,100	16,107
*	Catalyst Semiconductor, Inc.	2,500	10,025
*	Catapult Communications Corp.	1,355	8,455
*	CEVA, Inc.	3,300	28,149
*	Checkpoint Systems, Inc.	5,300	128,260
*	Cherokee International Corp.	1,757	3,778
*	Chordiant Software, Inc.	3,560	20,506
*	Ciber, Inc.	1,500	6,900
*	Ciena Corp.	10,217	263,905

*	Cirrus Logic, Inc.	11,800	$60,652
*	Cisco Sytems, Inc.	729,680	17,782,302
*	Citrix Systems, Inc.	21,336	702,594
*	CMGI, Inc.	4,785	54,980
* #	CNET Networks, Inc.	19,735	143,276
* #	Cogent, Inc.	11,500	115,000
	Cognex Corp.	5,795	112,017
*	Cognizant Technology Solutions Corp.	35,890	1,084,237
	Cohu, Inc.	2,700	42,228
* #	CommScope, Inc.	7,693	322,183
*	Computer Sciences Corp.	21,093	916,491
*	Compuware Corp.	36,116	287,483
* #	Comtech Telecommunications Corp.	2,900	125,802
* #	Concur Technologies, Inc.	5,350	156,434
* #	Convera Corp.	7,900	15,010
*	Convergys Corp.	15,700	226,708
	Corning, Inc.	184,788	4,292,625
*	CPI International, Inc.	2,100	21,840
*	Credence Systems Corp.	9,700	13,774
* #	Cree, Inc.	10,530	325,377
*	CSG Systems International, Inc.	5,300	60,155
	CTS Corp.	800	7,760
*	Cyberoptics Corp.	1,497	15,599
*	Cybersource Corp.	8,463	123,644
*	Cymer, Inc.	4,100	116,153
* #	Cypress Semiconductor Corp.	19,898	432,583
#	Daktronics, Inc.	5,100	88,128
*	Datalink Corp.	800	3,240
	Dataram Corp.	175	574
*	DealerTrack Holdings, Inc.	5,190	106,239
*	Dell, Inc.	264,283	5,246,018
#	Diebold, Inc.	7,800	188,136
*	Digi International, Inc.	3,300	34,749
*	Digimarc Corp.	3,229	28,964
* #	Digital River, Inc.	4,900	159,887
*	Diodes, Inc.	5,000	112,850
* #	Ditech Networks, Inc.	5,100	13,923
*	Dolby Laboratories, Inc.	6,130	271,252
*	Dot Hill Systems Corp.	5,900	21,122
*	DSP Group, Inc.	3,300	38,280
*	DST Systems, Inc.	7,500	526,950
* #	DTS, Inc.	2,300	55,959
*	Dycom Industries, Inc.	5,033	57,578
*	Dynamics Research Corp.	1,200	11,592
* #	EarthLink, Inc.	14,200	102,666
* #	eBay, Inc.	163,585	4,312,101
*	Ebix, Inc.	369	28,044
* #	Echelon Corp.	5,100	57,273
*	EchoStar Holding Corp. Series A	4,734	189,644
*	EDGAR Online, Inc.	1,900	5,101
*	Edgewater Technology, Inc.	1,300	7,800
*	EFJ, Inc.	2,700	3,645
*	Electro Scientific Industries, Inc.	3,324	53,816
* #	Electroglas, Inc.	1,500	2,580
*	Electronic Arts, Inc.	38,100	1,801,749

	Electronic Data Systems Corp.	64,250	$1,112,810
*	Electronics for Imaging, Inc.	7,600	114,456
* #	Elixir Gaming Technologies, Inc.	13,000	37,960
* #	eLoyalty Corp.	1,000	10,250
* #	EMC Corp.	255,329	3,967,813
* #	EMCORE Corp.	5,664	62,587
*	EMS Technologies, Inc.	1,900	54,701
*	Emulex Corp.	11,150	165,912
*	Endwave Corp.	1,400	9,800
*	Entegris, Inc.	16,312	115,000
*	Entorian Technologies, Inc.	5,200	7,332
*	Entrust, Inc.	7,000	17,570
*	Epicor Software Corp.	6,944	76,870
*	EPIQ Systems, Inc.	4,700	63,920
* #	Equinix, Inc.	4,510	312,769
*	eSpeed, Inc.	3,478	40,380
* #	Euronet Worldwide, Inc.	6,630	143,208
* #	Exar Corp.	100	786
*	Excel Technology, Inc.	1,600	41,248
*	Extreme Networks, Inc.	11,900	35,819
*	F5 Networks, Inc.	9,500	210,520
	Factset Research Systems, Inc.	6,050	318,472
	Fair Isaac Corp.	6,435	149,292
*	Fairchild Semiconductor Corp. Class A	14,934	166,514
* #	FalconStor Software, Inc.	6,200	51,584
*	Faro Technologies, Inc.	2,330	76,308
* #	FEI Co.	3,900	79,521
	Fidelity National Information Services, Inc.	26,126	1,083,968
* #	Finisar Corp.	35,300	56,833
* #	Fiserv, Inc.	21,300	1,120,806
*	Flir Systems, Inc.	16,700	475,282
*	FormFactor, Inc.	6,000	107,580
*	Forrester Research, Inc.	3,000	79,920
* #	FortuNet, Inc.	700	4,809
*	Foundry Networks, Inc.	19,493	231,382
	Frequency Electronics, Inc.	1,300	11,167
*	FSI International, Inc.	2,300	3,749
*	Gartner Group, Inc.	13,900	262,849
*	Gerber Scientific, Inc.	3,100	26,970
	Gevity HR, Inc.	2,800	19,544
	Global Payments, Inc.	9,871	391,583
*	Goldleaf Financial Solutions, Inc.	1,800	4,788
*	Google, Inc.	28,300	13,334,394
*	Greenfield Online, Inc.	3,780	51,143
*	GSE Systems, Inc.	2,000	20,600
*	GTSI Corp.	200	1,644
*	Guidance Software, Inc.	2,293	24,719
*	Harmonic, Inc.	11,300	100,683
	Harris Corp.	15,900	776,397
*	Harris Stratex Networks, Inc. Class A	2,675	26,857
*	Hauppauge Digital, Inc.	500	2,150
#	Heartland Payment Systems, Inc.	4,400	96,932
	Henry Jack & Associates, Inc.	11,050	260,007
* #	Hewitt Associates, Inc. Class A	11,999	473,481
	Hewlett-Packard Co.	335,500	16,026,835

*	hi/fn, Inc.	1,200	$6,588
*	Hittite Microwave Corp.	3,920	129,791
*	Hutchinson Technology, Inc.	3,300	55,440
*	Hypercom Corp.	7,086	26,289
* #	I.D. Systems, Inc.	1,087	7,761
* #	i2 Technologies, Inc.	1,400	18,200
	iBasis, Inc.	5,538	22,484
*	iGATE Capital Corp.	7,000	55,440
* #	Ikanos Communications	1,100	5,016
* #	I-many, Inc.	7,975	22,171
	Imation Corp.	2,300	51,865
#	Imergent, Inc.	1,500	16,500
* #	Immersion Corp.	3,300	27,819
*	InFocus Corp.	300	537
*	Informatica Corp.	11,100	193,806
	InfoSpace, Inc.	4,300	43,817
	infoUSA, Inc.	7,300	55,553
*	Ingram Micro, Inc.	20,410	311,661
*	Innodata Isogen, Inc.	4,054	22,297
*	Insight Enterprises, Inc.	5,435	95,276
	Integral Systems, Inc.	1,300	31,642
*	Integrated Device Technology, Inc.	21,924	183,942
*	Integrated Silicon Solution, Inc.	1,255	7,492
	Intel Corp.	696,628	13,897,729
* #	Intelli-Check, Inc.	2,172	6,733
*	Interactive Intelligence, Inc.	2,300	32,798
* #	Intermec, Inc.	6,900	152,076
*	Internap Network Services Corp.	5,200	36,400
	International Business Machines Corp.	163,450	18,610,417
*	International Rectifier Corp.	8,475	192,976
*	Internet Capital Group, Inc.	3,900	33,930
*	Interphase Corp.	1,500	8,550
	Intersil Corp.	16,400	381,628
*	Intervoice, Inc.	5,200	36,764
*	Interwoven, Inc.	5,750	77,913
*	Intest Corp.	500	1,070
*	Intevac, Inc.	2,400	30,816
*	IntriCon Corp.	800	5,464
*	Intuit, Inc.	39,200	1,041,152
*	Iomega Corp.	7,600	23,180
* #	iPass, Inc.	7,600	21,128
*	iPCS, Inc.	2,100	39,837
*	Iron Mountain, Inc.	23,467	705,887
*	Iteris, Inc.	2,900	7,830
*	Itron, Inc.	3,820	364,161
*	Ixia	9,600	72,096
*	IXYS Corp.	3,820	26,931
*	j2 Global Communications, Inc.	5,700	122,664
	Jabil Circuit, Inc.	22,200	286,824
*	JDA Software Group, Inc.	3,800	64,866
* #	JDS Uniphase Corp.	25,163	330,893
* #	Juniper Networks, Inc.	63,004	1,689,767
*	Jupitermedia Corp.	700	2,303
	Keithley Instruments, Inc.	1,800	16,290
*	Kemet Corp.	3,400	16,864

*	Key Tronic Corp.	500	$1,590
	KLA-Tencor Corp.	21,600	907,416
*	Kopin Corp.	9,259	25,184
*	Kratos Defense & Security Solutions, Inc.	9,870	17,963
*	Kulicke & Soffa Industries, Inc.	6,100	31,415
*	KVH Industries, Inc.	2,400	20,832
* #	L-1 Identity Solutions, Inc.	9,510	113,740
* #	Lam Research Corp.	14,500	583,480
*	LaserCard Corp.	1,600	14,848
*	Lattice Semiconductor Corp.	9,400	24,252
* #	Lawson Software, Inc.	23,602	184,096
*	LeCroy Corp.	2,300	18,147
*	Lexmark International, Inc.	9,200	303,876
#	Linear Technology Corp.	26,400	731,544
*	Lionbridge Technologies, Inc.	6,100	21,655
*	Littlefuse, Inc.	3,100	96,627
*	Logility, Inc.	500	5,460
*	LoJack Corp.	2,500	31,200
* #	LookSmart, Ltd.	3,300	11,913
*	Loral Space & Communications, Inc.	2,700	65,502
*	LSI Corp.	91,324	460,273
* #	LTX Corp.	6,650	21,613
* #	Lumera Corp.	2,700	6,426
* #	Luna Innovations, Inc.	700	4,725
* #	Macrovision Corp.	5,630	86,083
*	Magma Design Automation, Inc.	5,300	52,046
*	Management Network Group, Inc.	3,500	7,490
*	Manatron, Inc.	500	5,760
*	Manhattan Associates, Inc.	3,200	70,592
*	ManTech International Corp. Class A	2,740	120,779
#	Marchex, Inc. Class B	3,800	33,554
*	Mastec, Inc.	7,700	67,067
*	Mattson Technology, Inc.	7,100	42,174
#	Maximus, Inc.	2,600	94,432
* #	Maxwell Technologies, Inc.	2,100	21,861
*	McAfee, Inc.	19,840	660,077
* #	MEMC Electronic Materials, Inc.	26,952	2,055,899
*	Mentor Graphics Corp.	11,600	105,560
*	Mercury Computer Systems, Inc.	2,900	18,589
*	Merix Corp.	2,500	6,800
	Mesa Laboratories, Inc.	300	7,200
*	Metavante Technologies, Inc.	9,138	198,020
	Methode Electronics, Inc.	4,900	52,185
	Micrel, Inc.	9,400	69,090
#	Microchip Technology, Inc.	23,020	708,556
*	Micron Technology, Inc.	90,211	678,387
*	Micros Systems, Inc.	10,200	326,808
* #	Microsemi Corp.	8,500	184,875
#	Microsoft Corp.	1,080,971	29,424,031
*	MicroStrategy, Inc.	1,200	79,824
*	Microtune, Inc.	7,284	36,711
* #	Midway Games, Inc.	6,400	12,800
* #	MIPS Technologies, Inc.	5,300	19,663
*	MIVA, Inc.	3,700	7,770
*	MKS Instruments, Inc.	7,700	154,693

* #	Mobility Electronics, Inc.	4,500	$6,120
	Mocon, Inc.	535	5,773
*	Moldflow Corp.	2,100	34,986
	Molex, Inc.	2,000	45,060
	Molex, Inc. Class A	10,546	229,586
#	MoneyGram International, Inc.	9,300	34,038
*	Monolithic Power Systems	4,200	69,888
* #	MoSys, Inc.	4,600	21,620
	Motorola, Inc.	265,545	2,647,484
*	MPS Group, Inc.	12,505	142,557
* #	MRV Communications, Inc.	9,500	15,200
*	MSC. Software Corp.	6,100	77,287
	MTS Systems Corp.	2,000	62,380
*	Multi-Fineline Electronix, Inc.	3,300	70,191
*	Nanometrics, Inc.	2,340	14,906
*	Napco Security Systems, Inc.	3,325	18,288
	National Instruments Corp.	9,916	256,428
	National Semiconductor Corp.	32,176	529,939
*	NAVTEQ Corp.	11,237	842,213
*	NCI, Inc.	700	12,404
*	NCR Corp.	23,000	509,680
* #	NeoMagic Corp.	400	528
*	NETGEAR, Inc.	4,900	106,918
* #	Netlogic Microsystems, Inc.	2,500	59,000
*	NetManage, Inc.	683	3,244
*	NetScout Systems, Inc.	4,300	39,947
* #	Network Appliance, Inc.	38,600	834,532
* #	Network Equipment Technologies, Inc.	2,600	14,820
*	Newport Corp.	4,800	50,448
	NIC, Inc.	7,700	46,354
*	Novatel Wireless, Inc.	3,700	39,146
*	Novell, Inc.	44,500	331,525
*	Novellus Systems, Inc.	14,282	315,347
*	Nu Horizons Electronics Corp.	300	1,782
*	Nuance Communications, Inc.	24,690	406,151
*	NumereX Corp. Class A	700	5,572
*	Nvidia Corp.	66,412	1,420,553
*	Omniture, Inc.	8,176	187,884
* #	OmniVision Technologies, Inc.	7,400	117,364
*	ON Semiconductor Corp.	31,000	186,000
* #	Online Resources Corp.	3,600	36,864
* #	Onvia, Inc.	1,500	11,475
#	Openwave Systems, Inc.	4,833	9,956
*	Oplink Communications, Inc.	2,800	34,804
*	OPNET Technologies, Inc.	3,000	23,880
*	Oracle Corp.	626,080	11,770,304
*	Orthovita, Inc.	7,000	20,090
*	OSI Systems, Inc.	2,200	46,530
*	Overland Storage, Inc.	500	670
*	OYO Geospace Corp.	750	36,105
*	Packeteer, Inc.	4,100	18,327
*	Palm, Inc.	12,525	81,037
*	PAR Technology Corp.	1,350	10,692
* #	Parametric Technology Corp.	14,475	221,612
	Park Electrochemical Corp.	2,540	59,817

* #	Parkervision, Inc.	2,700	$23,463
#	Paychex, Inc.	42,500	1,337,050
* #	PC Connection, Inc.	3,100	30,783
*	PC-Tel, Inc.	2,600	17,368
*	PDF Solutions, Inc.	3,600	20,520
	Pegasystems, Inc.	4,600	43,240
* #	Perficient, Inc.	3,600	30,420
*	Performance Technologies, Inc.	1,357	6,364
*	Pericom Semiconductor Corp.	400	5,332
*	Perot Systems Corp.	14,435	199,059
*	Pervasive Software, Inc.	2,700	10,341
*	Phoenix Technologies, Ltd.	3,700	61,087
*	Photon Dynamics, Inc.	2,000	20,700
*	Photronics, Inc.	4,300	43,301
*	Planar Systems, Inc.	2,500	11,650
	Plantronics, Inc.	6,600	124,476
* #	PLATO Learning, Inc.	2,500	9,500
* #	Plexus Corp.	6,163	152,658
*	PLX Technology, Inc.	3,466	22,390
*	PMC-Sierra, Inc.	26,700	127,893
* #	Polycom, Inc.	11,500	250,700
*	Power Integrations, Inc.	4,000	105,200
* #	Powerwave Technologies, Inc.	15,900	45,474
* #	Presstek, Inc.	4,764	22,391
* ●	Price Communications Liquidation Trust	3,605	492
*	Progress Software Corp.	5,200	148,408
	QAD, Inc.	3,700	32,338
*	QLogic Corp.	14,500	229,825
	QUALCOMM, Inc.	190,095	8,054,325
	Quality Systems, Inc.	3,300	107,514
*	Quantum Corp.	26,180	65,450
*	Quest Software, Inc.	13,500	192,105
*	QuickLogic Corp.	4,500	13,455
* #	Rackable Systems, Inc.	3,600	33,264
*	Radiant Systems, Inc.	3,800	54,264
*	RadiSys Corp.	2,660	25,297
*	Radyne Corp.	100	914
*	RAE Systems, Inc.	7,589	17,455
*	Rambus, Inc.	13,260	239,078
*	Ramtron International Corp.	4,000	15,680
*	RealNetworks, Inc.	15,400	90,090
*	Red Hat, Inc.	20,834	371,470
	Relm Wireless Corp.	800	1,800
#	Renaissance Learning, Inc.	3,300	43,428
*	RF Micro Devices, Inc.	30,716	96,755
*	RF Monolithics, Inc.	600	3,186
	Richardson Electronics, Ltd.	800	3,456
*	RightNow Technologies, Inc.	3,900	44,577
*	Rimage Corp.	1,200	27,624
*	Rofin-Sinar Technologies, Inc.	3,900	153,543
*	Rogers Corp.	2,400	76,032
*	Rudolph Technologies, Inc.	3,187	27,759
*	S1 Corp.	6,500	46,020
* #	Saba Software, Inc.	3,400	11,594
*	Safeguard Scientifics, Inc.	1,800	2,772

* #	Salesforce.com, Inc.	13,580	$810,998
* #	Sandisk Corp.	26,991	635,638
*	Sanmina-SCI Corp.	49,200	81,180
*	Sapient Corp.	15,600	115,128
*	SAVVIS, Inc.	5,900	114,637
*	ScanSource, Inc.	3,400	115,498
*	Scientific Learning Corp.	1,682	8,427
*	SCM Microsystems, Inc.	1,092	3,254
*	Seachange International, Inc.	2,900	17,110
*	Secure Computing Corp.	9,480	76,978
* #	Semitool, Inc.	4,900	38,514
*	Semtech Corp.	8,006	101,996
*	SI International, Inc.	1,700	42,296
* #	Sigma Designs, Inc.	3,600	106,020
* #	Sigmatel, Inc.	2,800	8,148
*	Silicon Image, Inc.	2,200	10,076
*	Silicon Laboratories, Inc.	6,900	213,555
*	Silicon Storage Technology, Inc.	8,800	24,904
*	SiRF Technology Holdings, Inc.	6,600	42,702
* #	Skyworks Solutions, Inc.	24,200	199,892
*	SM&A	2,749	17,016
* #	Smith Micro Software, Inc.	3,300	16,896
* #	Sonic Solutions, Inc.	3,834	34,621
*	SonicWALL, Inc.	8,400	69,972
* #	Sonus Networks, Inc.	30,300	100,596
* #	Sourcefire, Inc.	700	4,200
* #	SourceForge, Inc.	7,700	13,244
*	Spectrum Control, Inc.	2,000	18,020
*	SPSS, Inc.	2,500	95,075
*	SRA International, Inc.	6,020	144,480
*	SRS Labs, Inc.	2,000	8,800
* #	Standard Microsystems Corp.	3,452	97,864
	StarTek, Inc.	2,800	24,108
* #	STEC, Inc.	6,827	49,701
* #	Stratasys, Inc.	2,643	49,583
*	SumTotal Systems, Inc.	3,200	14,528
*	Sun Microsystems, Inc.	100,211	1,643,460
* #	SunPower Corp. Class A	4,600	302,312
* #	Supertex, Inc.	1,600	33,120
*	SupportSoft, Inc.	6,591	23,134
* #	Sybase, Inc.	11,460	305,065
*	Sycamore Networks, Inc.	34,004	118,674
*	Sykes Enterprises, Inc.	6,000	100,740
*	Symantec Corp.	97,223	1,637,235
*	Symmetricom, Inc.	5,300	18,126
* #	Synaptics, Inc.	3,400	91,086
* #	Synchronoss Technologies, Inc.	3,400	54,672
*	SYNNEX Corp.	4,475	93,125
*	Synopsys, Inc.	18,597	431,636
*	Synplicity, Inc.	3,700	20,535
#	Syntel, Inc.	5,000	136,150
* #	Take-Two Interactive Software, Inc.	9,020	239,030
*	Tech Data Corp.	6,930	231,116
	Technitrol, Inc.	5,875	129,309
*	TechTeam Global, Inc.	1,079	9,441

* #	Techwell, Inc.	2,729	$27,235
*	Tekelec	9,200	109,572
*	TeleCommunication Systems, Inc.	4,200	13,020
*	Tellabs, Inc.	50,939	335,179
*	Telular Corp.	3,800	13,376
*	Teradata Corp.	22,500	567,675
*	Teradyne, Inc.	22,200	266,178
* #	Terremark Worldwide, Inc.	6,600	33,000
*	Tessco Technologies, Inc.	876	14,270
*	Tessera Technologies, Inc.	5,835	137,473
#	Texas Instruments, Inc.	145,638	4,363,314
* #	The Knot, Inc.	3,400	39,270
	TheStreet.com, Inc.	3,800	34,428
*	Think Partnership, Inc.	600	612
*	THQ, Inc.	7,481	139,970
*	TIBCO Software, Inc.	21,900	154,395
*	Tier Technologies, Inc. Class B	500	4,025
*	TNS, Inc.	2,000	35,700
*	Tollgrade Communications, Inc.	1,200	6,624
	Total System Services, Inc.	27,158	603,722
*	Transact Technologies, Inc.	700	3,416
* #	Travelzoo, Inc.	1,300	13,130
*	Trident Microsystems, Inc.	6,400	31,936
* #	Trimble Navigation, Ltd.	15,033	411,002
* #	Triquint Semiconductor, Inc.	18,900	89,208
*	TTM Technologies, Inc.	5,900	65,018
*	Tumbleweed Communications Corp.	7,100	9,088
*	Tyler Technologies, Inc.	5,000	69,250
*	Ultimate Software Group, Inc.	3,000	81,780
*	Ultra Clean Holdings, Inc.	3,200	30,720
* #	Ultratech, Inc.	2,800	26,964
*	Unica Corp.	1,800	13,554
*	Unisys Corp.	38,678	159,740
#	United Online, Inc.	8,150	81,337
* #	Universal Display Corp.	4,660	79,406
* #	ValueClick, Inc.	12,453	240,467
*	Varian Semiconductor Equipment Associates, Inc.	9,675	326,822
* #	Veeco Instruments, Inc.	4,300	66,650
* #	VeriFone Holdings, Inc.	7,900	163,135
* #	VeriSign, Inc.	28,800	1,002,240
*	Viasat, Inc.	3,700	77,589
*	Vicon Industries, Inc.	900	4,905
* #	Video Display Corp.	1,700	13,413
*	Vignette Corp.	2,200	27,830
*	Virage Logic Corp.	3,100	19,902
*	Vishay Intertechnology, Inc.	19,712	179,971
*	Vocus, Inc.	2,200	54,032
*	Volterra Semiconductor Corp.	3,100	26,815
* #	Vyyo, Inc.	1,780	2,581
*	Websense, Inc.	5,015	97,642
*	Website Pros, Inc.	3,925	43,332
*	Westell Technologies, Inc.	8,600	15,136
* #	Western Digital Corp.	25,200	777,924
	Western Union Co.	86,727	1,803,922
*	Wind River Systems, Inc.	9,800	70,854

*	Wireless Telecom Group, Inc.	5,300	$8,692
*	WPCS International, Inc.	1,000	6,480
*	Wright Express Corp.	5,140	148,752
	Xerox Corp.	112,129	1,648,296
#	Xilinx, Inc.	32,390	724,240
* #	X-Rite, Inc.	3,500	28,665
* #	Yahoo!, Inc.	153,500	4,264,230
*	Zebra Technologies Corp. Class A	8,286	276,090
*	ZILOG, Inc.	2,600	8,684
* #	Zix Corp.	9,200	36,064
*	Zones, Inc.	1,500	13,920
*	Zoran Corp.	6,805	93,433
*	Zygo Corp.	2,100	26,754
Total Information Technology			267,853,006

Materials — (4.2%)
	A. Schulman, Inc.	1,300	26,572
	A.M. Castle & Co.	2,100	46,683
*	AEP Industries, Inc.	800	24,312
	Air Products & Chemicals, Inc.	26,107	2,384,352
	Airgas, Inc.	10,178	494,549
	AK Steel Holding Corp.	13,100	689,322
	Albemarle Corp.	11,800	447,692
	Alcoa, Inc.	97,884	3,635,412
	Allegheny Technologies, Inc.	11,721	906,619
	AMCOL International Corp.	3,900	112,398
*	American Pacific Corp.	300	4,833
	American Vanguard Corp.	3,200	48,352
*	Amerigon, Inc.	2,700	49,032
	Aptargroup, Inc.	8,700	326,076
	Arch Chemicals, Inc.	3,400	118,694
* #	Arrowhead Research Corp.	4,000	9,760
	Ashland, Inc.	7,100	313,607
	Balchem Corp.	2,275	45,591
	Ball Corp.	11,572	510,325
* #	Basin Water, Inc.	3,800	29,526
	Bemis Co., Inc.	12,030	298,585
*	Brush Engineered Materials, Inc.	2,640	73,339
*	Buckeye Technologies, Inc.	3,300	35,673
	Cabot Corp.	7,840	214,816
#	Calgon Carbon Corp.	5,100	83,334
*	Caraustar Industries, Inc.	1,500	3,300
	Carpenter Technology Corp.	6,118	384,394
	Celanese Corp. Class A	18,500	719,650
* #	Century Aluminum Co.	4,946	327,079
	CF Industries Holdings, Inc.	6,726	821,110
	Chemtura Corp.	21,020	173,625
	Cleveland-Cliffs, Inc.	5,052	603,512
* #	Coeur d’Alene Mines Corp.	49,230	237,289
	Commercial Metals Co.	14,504	441,792
	Compass Minerals International, Inc.	3,844	218,800
* #	Constar International, Inc.	1,200	3,480
*	Core Molding Technologies, Inc.	1,689	11,992
*	Crown Holdings, Inc.	19,400	483,254
	Cytec Industries, Inc.	5,675	325,064

	Deltic Timber Corp.	1,500	$71,310
	Dow Chemical Co.	108,016	4,071,123
	duPont (E.I.) de Nemours & Co., Inc.	105,288	4,887,469
	Eagle Materials, Inc.	5,619	199,812
	Eastman Chemical Co.	10,091	664,089
	Ecolab, Inc.	29,935	1,400,659
#	Empire Resources, Inc.	1,100	5,401
	Ferro Corp.	5,900	94,990
*	Flotek Industries, Inc.	2,300	52,279
	FMC Corp.	9,200	520,812
	Freeport-McMoRan Copper & Gold, Inc. Class B	45,842	4,623,624
	Friedman Industries, Inc.	1,199	6,163
	General Maritime Corp.	3,800	89,452
* #	General Moly, Inc.	7,300	78,037
#	Georgia Gulf Corp.	3,600	21,816
	Gibraltar Industries, Inc.	2,850	31,151
	Glatfelter Co.	1,900	25,023
*	Graphic Packaging Corp.	26,497	81,611
	Greif, Inc. Class A	3,000	196,170
	Greif, Inc. Class B	300	17,700
	H.B. Fuller Co.	8,100	184,275
	Hawkins, Inc.	888	13,107
*	Haynes International, Inc.	1,200	68,172
* #	Headwaters, Inc.	1,200	14,712
* #	Hecla Mining Co.	15,263	175,525
	Hercules, Inc.	14,000	256,480
	Huntsman Corp.	15,200	366,776
*	ICO, Inc.	3,050	23,760
	International Flavors & Fragrances, Inc.	10,130	436,907
	International Paper Co.	49,628	1,573,208
*	Ion Geophysical Corp.	12,475	165,793
	Kaiser Aluminum Corp.	2,600	190,710
	KMG Chemicals, Inc.	1,500	24,390
	Koppers Holdings, Inc.	2,500	104,425
	Kronos Worldwide, Inc.	5,045	93,333
*	Landec Corp.	3,592	33,693
	Louisiana-Pacific Corp.	9,960	108,365
*	LSB Industries, Inc.	2,600	62,010
	Lubrizol Corp.	8,252	481,092
#	Martin Marietta Materials, Inc.	4,900	527,240
*	Material Sciences Corp.	2,094	15,454
	MeadWestavco Corp.	23,271	597,134
	Metal Management, Inc.	3,000	182,010
*	Metalico, Inc.	3,600	41,868
	Minerals Technologies, Inc.	2,554	153,955
* #	Mines Management, Inc.	1,670	7,014
	Monsanto Co.	65,791	7,610,703
	Myers Industries, Inc.	3,513	42,753
	Nalco Holding Co.	17,556	379,210
* #	Nanophase Technologies Corp.	2,300	7,337
	Neenah Paper, Inc.	500	13,025
#	Nevada Chemicals, Inc.	500	4,350
	NewMarket Corp.	2,100	140,595
	Newmont Mining Corp.	52,630	2,693,077
	NL Industries, Inc.	6,300	68,418

	NN, Inc.	200	$1,948
*	Northern Technologies International Corp.	300	2,364
*	Northwest Pipe Co.	800	33,392
	Nucor Corp.	36,400	2,350,348
	Olin Corp.	8,899	171,039
	Olympic Steel, Inc.	1,300	53,690
* #	OM Group, Inc.	4,000	242,120
*	OMNOVA Solutions, Inc.	5,200	20,280
* #	Owens-Illinois, Inc.	19,330	1,091,179
	Packaging Corp. of America	13,300	303,107
*	Pactiv Corp.	15,800	400,056
*	Patriot Coal Corp.	2,996	160,885
	Penford Corp.	1,600	35,024
* #	Peoplesupport, Inc.	1,200	13,932
* #	PolyOne Corp.	7,900	51,350
#	PPG Industries, Inc.	18,634	1,154,935
	Praxair, Inc.	36,869	2,959,843
	Quaker Chemical Corp.	1,800	42,300
#	Quanex Corp.	4,970	255,707
*	Ready Mix, Inc.	800	4,800
	Reliance Steel & Aluminum Co.	9,752	541,334
	Rock-Tenn Co. Class A	4,300	115,369
*	Rockwood Holdings, Inc.	9,600	294,624
	Rohm & Haas Co.	25,052	1,343,038
*	Rosetta Resources, Inc.	2,200	45,012
#	Royal Gold, Inc.	4,000	126,040
	RPM International, Inc.	15,100	315,741
* #	RTI International Metals, Inc.	3,100	170,097
	Schnitzer Steel Industries, Inc. Class A	3,000	196,410
	Schweitzer-Maudoit International, Inc.	2,300	52,831
	Scotts Miracle-Gro Co. Class A	6,600	234,894
	Sealed Air Corp.	19,285	466,890
	Sensient Technologies Corp.	6,770	182,384
	Sigma-Aldrich Corp.	15,995	880,045
	Silgan Holdings, Inc.	4,630	216,406
*	Smurfit-Stone Container Corp.	32,723	260,148
*	Solitario Resources Corp.	2,533	14,641
	Sonoco Products Co.	9,740	274,376
#	Southern Copper Corp.	34,425	3,928,237
	Spartech Corp.	3,100	43,927
#	Steel Dynamics, Inc.	12,000	699,120
	Stepan Co.	1,200	40,920
* #	Stillwater Mining Co.	11,870	243,691
*	Symyx Technologies, Inc.	800	5,240
#	Synalloy Corp.	400	5,216
	Temple-Inland, Inc.	12,698	174,344
*	Terra Industries, Inc.	10,900	492,789
#	Texas Industries, Inc.	3,077	177,235
* #	The Mosaic Co.	52,900	5,887,770
	Titanium Metals Corp.	20,123	414,936
*	U.S. Concrete, Inc.	5,000	19,950
* #	U.S. Gold Corp.	8,100	28,431
*	United States Lime & Minerals, Inc.	809	24,230
	United States Steel Corp.	13,908	1,508,323
*	Universal Stainless & Alloy Products, Inc.	900	27,351

	Valhi, Inc.	13,400	$259,022
	Valspar Corp.	10,500	227,745
	Vulcan Materials Co.	9,882	692,728
* #	W.R. Grace & Co.	8,950	190,009
	Wausau Paper Corp.	3,800	29,792
	Westlake Chemical Corp.	6,600	106,524
	Weyerhaeuser Co.	24,876	1,522,411
	Worthington Industries, Inc.	10,100	177,659
	Zep, Inc.	2,526	39,658
* #	Zoltek Companies, Inc.	4,200	96,096
Total Materials			81,825,295

Other — (0.0%)
* ●	Petrocorp, Inc. Escrow Shares	100	6

Telecommunication Services — (2.5%)
	Alaska Communications Systems Group, Inc.	5,589	63,323
*	American Tower Corp.	48,851	1,877,832
*	Arbinet-thexchange, Inc.	4,200	21,000
	AT&T, Inc.	681,821	23,747,825
*	Cbeyond, Inc.	3,600	59,004
*	Centennial Communications Corp.	12,900	67,983
	CenturyTel, Inc.	14,165	512,631
*	Cincinnati Bell, Inc.	31,110	120,707
	Citizens Communications Co.	33,621	361,090
*	Clear Channel Outdoor Holdings, Inc.	5,100	118,626
*	Cogent Communications Group, Inc.	5,900	114,932
	Consolidated Communications Holdings, Inc.	3,244	46,746
* #	Crown Castle International Corp.	35,030	1,264,233
	D&E Communications, Inc.	2,499	27,214
	Embarq Corp.	17,063	715,622
#	FairPoint Communications, Inc.	4,300	42,312
*	FiberTower Corp.	7,700	11,550
*	General Communications, Inc. Class A	6,300	36,477
	Hickory Tech Corp.	2,200	20,152
	IDT Corp.	700	4,095
#	IDT Corp. Class B	4,400	25,784
	Iowa Telecommunications Services, Inc.	3,600	56,988
* #	LCC International, Inc. Class A	3,700	6,068
*	Leap Wireless International, Inc.	6,800	290,768
* #	Level 3 Communications, Inc.	142,871	318,602
*	NeuStar, Inc.	9,250	237,355
*	Nexstar Broadcasting Group, Inc.	991	7,333
* #	Nextwave Wireless, Inc.	1,600	8,624
* #	NII Holdings, Inc.	19,730	783,873
*	PAETEC Holding Corp.	12,100	93,412
*	Premiere Global Services, Inc.	8,600	121,518
	Qwest Communications International, Inc.	208,004	1,123,222
#	Regal Entertainment Group	15,600	307,788
*	Rural Cellular Corp. Class A	1,700	74,851
*	SBA Communications Corp.	12,950	402,098
*	Spark Networks, Inc.	3,300	15,576
	Sprint Nextel Corp.	318,394	2,263,781
	SureWest Communications	2,098	26,372
*	Syniverse Holdings, Inc.	9,040	153,228

	Telephone & Data Systems, Inc.	6,665	$312,589
	Telephone & Data Systems, Inc. Special Shares	7,327	315,794
* #	Terrestar Corp.	1,100	5,929
* #	Time Warner Telecom, Inc.	18,115	288,753
*	United States Cellular Corp.	6,630	417,690
*	USA Mobility, Inc.	600	6,300
	Verizon Communications, Inc.	343,319	12,469,346
*	Vonage Holdings Corp.	200	370
	Windstream Corp.	55,578	653,597
*	Xeta Corp.	1,100	4,631
Total Telecommunication Services			50,025,594

Utilities — (3.1%)
*	AES Corp.	73,370	1,319,193
	AGL Resources, Inc.	8,728	302,687
	Allegheny Energy, Inc.	18,420	933,341
	ALLETE, Inc.	3,600	129,744
	Alliant Energy Corp.	12,200	423,828
	Ameren Corp.	22,900	977,830
	American Electric Power Co., Inc.	44,220	1,809,482
	American States Water Co.	1,900	61,845
#	Aqua America, Inc.	13,867	264,028
*	Aquila, Inc.	27,900	90,954
	Artesian Resources Corp. Class A	900	16,992
	Atmos Energy Corp.	9,030	234,780
	Avista Corp.	5,800	105,792
	Black Hills Corp.	4,290	153,410
* #	Cadiz, Inc.	1,704	25,424
	California Water Service Group	2,300	86,526
	CenterPoint Energy, Inc.	36,070	529,508
	Central Vermont Public Service Corp.	1,249	29,914
	CH Energy Group, Inc.	1,800	64,404
	Chesapeake Utilities Corp.	975	27,944
	Cleco Corp.	6,902	158,125
	CMS Energy Corp.	25,000	359,750
	Connecticut Water Services, Inc.	932	22,415
#	Consolidated Edison, Inc.	30,300	1,238,967
	Constellation Energy Group	12,800	1,130,880
	Delta Natural Gas Co., Inc.	360	9,187
	Dominion Resources, Inc.	73,400	2,931,596
	DPL, Inc.	13,000	331,630
	DTE Energy Co.	19,120	762,314
	Duke Energy Corp.	139,564	2,447,953
* #	Dynegy, Inc.	44,695	330,743
	Edison International	36,310	1,793,714
*	El Paso Electric Co.	5,300	108,438
	Empire District Electric Co.	3,470	71,170
	Energen Corp.	8,300	498,000
	Energy East Corp.	16,200	431,730
	Energy West, Inc.	1,050	9,870
	EnergySouth, Inc.	798	40,506
	Entergy Corp.	21,700	2,229,458
* #	Environmental Power Corp.	1,800	8,874
#	Equitable Resources, Inc.	13,600	838,032
	Exelon Corp.	73,800	5,523,930

	FirstEnergy Corp.	34,100	$2,304,819
	FPL Group, Inc.	45,020	2,714,256
	Great Plains Energy, Inc.	9,300	236,499
#	Hawaiian Electric Industries, Inc.	8,100	181,926
	IDACORP, Inc.	3,900	116,220
	Integrys Energy Group, Inc.	8,480	389,826
	ITC Holdings Corp.	5,900	314,470
	Laclede Group, Inc.	2,600	88,790
	MDU Resources Group, Inc.	20,250	531,765
	MGE Energy, Inc.	2,398	75,681
	Middlesex Water Co.	1,950	36,758
* #	Mirant Corp.	30,456	1,126,872
	National Fuel Gas Co.	9,500	446,975
	New Jersey Resources Corp.	3,200	147,232
	Nicor, Inc.	4,800	163,680
#	NiSource, Inc.	27,100	465,849
	Northeast Utilities, Inc.	16,640	422,157
	Northwest Natural Gas Co.	2,997	125,994
	NorthWestern Corp.	2,900	74,791
*	NRG Energy, Inc.	30,341	1,252,173
	NSTAR	11,700	361,530
	OGE Energy Corp.	9,800	318,206
	Oneok, Inc.	12,100	563,497
#	Ormat Technologies, Inc.	5,100	222,666
	Otter Tail Corp.	3,301	107,117
	Pepco Holdings, Inc.	20,700	523,089
	PG&E Corp.	40,000	1,506,400
#	Piedmont Natural Gas Co.	8,400	206,640
	Pinnacle West Capital Corp.	11,090	394,250
	PNM Resources, Inc.	8,020	94,957
	Portland General Electric Co.	7,400	172,642
	PPL Corp.	42,100	1,910,498
	Progress Energy, Inc.	28,950	1,213,295
	Public Service Enterprise Group, Inc.	59,400	2,619,540
	Puget Energy, Inc.	12,800	341,760
	Questar Corp.	21,299	1,176,770
*	Reliant Energy, Inc.	43,590	993,852
	RGC Resources, Inc.	100	2,775
	SCANA Corp.	12,720	481,706
	Sempra Energy	29,200	1,551,396
	Sierra Pacific Resources	24,100	311,131
#	SJW Corp.	2,556	77,242
	South Jersey Industries, Inc.	3,300	112,761
	Southern Co.	83,600	2,886,708
	Southern Union Co.	13,588	349,484
	Southwest Gas Corp.	4,900	125,391
	Southwest Water Co.	2,770	30,387
	TECO Energy, Inc.	23,200	347,536
	UGI Corp.	11,600	297,076
	UIL Holdings Corp.	3,030	89,052
	Unisource Energy Corp.	3,900	92,235
	Vectren Corp.	8,690	223,941
	Westar Energy, Inc.	9,700	220,481
	WGL Holdings, Inc.	5,807	181,120
	Wisconsin Energy Corp.	12,590	549,176

Xcel Energy, Inc.	47,990	$951,162
York Water Co.	1,600	24,640
Total Utilities		61,713,750

TOTAL COMMON STOCKS		1,692,042,935

RIGHTS/WARRANTS — (0.0%)
* Security Bank Corp. Rights 03/10/08	100	6

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	4,388,199	4,388,199

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.7%)
@ Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $291,292,834 FNMA, rates ranging from 4.500% to 7.000%, dates ranging from 03/01/18 to 12/01/47, valued at $243,181,654) to be repurchased at $236,160,668	$236,099	236,098,692
@ Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $21,369,655 FNMA 6.500%, 12/01/32, valued at $10,537,039) to be repurchased at $10,183,407	10,181	10,180,735
@ Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $30,950,000 FNMA 5.877%(r), 08/01/35, valued at $24,297,929) to be repurchased at $23,592,870	23,587	23,586,639

TOTAL SECURITIES LENDING COLLATERAL		269,866,066

TOTAL INVESTMENTS - (100.0%) (Cost $1,723,138,073) ##		$1,966,297,206

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,696,430,642
Level 2 – Other Significant Observable Inputs	269,866,564
Level 3 – Significant Unobservable Inputs	—
Total	$1,966,297,206

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS

February 29, 2008

THE GLOBAL VALUE SERIES

(Unaudited)

	Shares	Value †

AFFILIATED INVESTMENT COMPANIES - (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	11,051,354	$222,795,297
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	8,459,096	171,212,103

TOTAL INVESTMENTS IN AFFLIATED INVESTMENT COMPANIES - (Cost $334,481,344)		394,007,400

TEMPORARY CASH INVESTMENTS- (0.0%)
BlackRock Liquidity Funds Tempcash
Portfolio —Institutional Shares
(Cost $1,236)	1,236	1,236

TOTAL INVESTMENTS - (100.0%) (Cost $334,482,580) ##		$394,008,636

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$394,008,636
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$394,008,636

THE GLOBAL LARGE COMPANY SERIES

(Unaudited)

	Shares	Value †

AFFILIATED INVESTMENT COMPANIES - (100.0%)
Investment in Large Cap International Portfolio of The DFA Investment Dimensions Group Inc.	2,992,026	$72,227,508
Investment in The U.S. Large Company Series of The DFA Investment Trust Company		68,701,060

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES - (Cost $103,387,696)		140,928,568

TEMPORARY CASH INVESTMENTS- (0.0%)
BlackRock Liquidity Funds Tempcash
Portfolio —Institutional Shares
(Cost $1,054)	1,054	1,054

TOTAL INVESTMENTS - (100.0%) (Cost $103,388,750) ##		$140,929,622

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$140,929,622
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$140,929,622

THE GLOBAL SMALL COMPANY SERIES

(Unaudited)

	Shares	Value †

AFFILIATED INVESTMENT COMPANIES - (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	10,689,379	$143,665,254
Investment in The Continental Small Company Series of The DFA Investment Trust Company		56,629,268
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		36,214,740
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		29,785,977
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		21,781,161
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		13,895,828

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES - (Cost $274,286,444)		301,972,228

TEMPORARY CASH INVESTMENTS- (0.0%)
BlackRock Liquidity Funds Tempcash
Portfolio —Institutional Shares
(Cost $80,697)	80,697	80,697

TOTAL INVESTMENTS – (100.0%) (Cost $274,367,141) ##		$302,052,925

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$302,052,925
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$302,052,925

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Trust’s advisor is Dimensional Fund Advisors LP. At February 29, 2008, the Trust consisted of twenty-one operational investment portfolios, all of which are included in this document.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by The Enhanced U.S. Large Company Series, The DFA One-Year Fixed Income Series, and The DFA Two-Year Global Fixed Income Series (the “Fixed Income Portfolios”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities.  Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.  Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

The shares of the Master Funds held by the Fund of Funds (The Global Value Series, The Global Large Company Series and The Global Small Company Series) are valued at the Master Fund’s respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes.  The Fund of Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of February 29, 2008 is included with each Funds’ Schedule of Investments.

Federal Tax Cost Note

At February 29, 2008, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$3,955,228,826
The Enhanced U.S. Large Company Series	273,734,620
The U.S. Large Cap Value Series	9,529,984,292
The U.S. Small Cap Value Series	9,867,311,441
The U.S. Small Cap Series	3,677,851,142
The U.S. Micro Cap Series	5,273,041,671
The DFA International Value Series	7,687,819,850
The Japanese Small Company Series	2,109,026,541
The Asia Pacific Small Company Series	1,208,201,348
The United Kingdom Small Company Series	883,874,354
The Continental Small Company Series	1,794,948,375
The Canadian Small Company Series	410,416,319
The Emerging Markets Series	2,052,047,361
The Emerging Markets Small Cap Series	1,158,057,818
The DFA One-Year Fixed Income Series	3,252,776,697
The DFA Two-Year Global Fixed Income Series	3,217,953,352
The Tax-Managed U.S. Marketwide Value Series	3,605,699,308
The Tax-Managed U.S. Equity Series	1,723,542,347
The Global Value Series	335,958,140
The Global Large Company Series	104,206,193
The Global Small Company Series	274,594,463

DFA INVESTMENT DIMENSIONS GROUP INC.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.2%)
COMMON STOCKS — (5.2%)
#	ABC Learning Centres, Ltd.	47,715	$95,121
	AGL Energy, Ltd.	51,726	534,493
	Alumina, Ltd.	139,764	823,462
	Amcor, Ltd.	103,123	674,653
	Amcor, Ltd. Sponsored ADR	1,068	28,292
	AMP, Ltd.	268,176	1,979,856
	APN News & Media, Ltd.	49,644	227,562
#	Aristocrat Leisure, Ltd.	50,763	483,434
	Asciano Group	65,734	299,571
	ASX, Ltd.	23,133	889,409
# *	Austar United Communications, Ltd.	284,547	377,872
#	Australand Property Group	79,544	145,947
	Australia & New Zealand Banking Group, Ltd.	259,190	5,230,293
	AXA Asia Pacific Holdings, Ltd.	244,297	1,301,203
	Babcock & Brown Infrastructure Group	337,570	373,392
#	Babcock & Brown, Ltd.	28,265	442,765
#	Bank of Queensland, Ltd.	10,033	129,343
#	Bendigo Bank, Ltd.	30,245	282,082
#	BHP Billiton, Ltd.	360,962	13,060,601
#	BHP Billiton, Ltd. Sponsored ADR	47,000	3,439,460
#	Billabong International, Ltd.	17,806	206,766
	BlueScope Steel, Ltd.	85,789	858,160
	Boral, Ltd.	71,545	397,707
	Brambles, Ltd.	177,043	1,700,125
	Caltex Australia, Ltd.	29,754	403,922
#	Challenger Financial Services Group, Ltd.	39,625	79,239
	Coca-Cola Amatil, Ltd.	59,675	529,672
	Cochlear, Ltd.	8,260	411,807
	Commonwealth Bank of Australia	170,770	6,612,877
	Computershare, Ltd.	51,406	401,511
	ConnectEast Group	122,241	152,244
*	Crown, Ltd.	75,939	820,595
	CSL, Ltd.	72,844	2,443,146
#	CSR, Ltd.	92,856	289,301
#	David Jones, Ltd.	37,801	140,947
	Downer EDI, Ltd.	25,944	148,174
	Dyno Nobel, Ltd.	79,300	168,662
#	Fairfax Media, Ltd.	172,368	616,381
	Flight Centre, Ltd.	7,603	189,958
# *	Fortescue Metals Group, Ltd.	509,760	3,613,651
	Foster’s Group, Ltd.	249,807	1,230,765
	Goodman Fielder, Ltd.	110,302	190,496
	Harvey Norman Holdings, Ltd.	128,448	537,267
	Incitec Pivot, Ltd.	6,960	945,323

1

#	Insurance Australia Group, Ltd.	231,820	$804,810
#	James Hardie Industries NL	43,241	237,340
#	Jubilee Mines NL	9,271	195,211
#	Leighton Holdings, Ltd.	30,749	1,289,029
	Lend Lease Corp., Ltd.	41,599	531,367
# *	Lihir Gold, Ltd.	237,027	917,943
	Lion Nathan, Ltd.	63,050	555,471
	Macquarie Airports	77,250	249,263
#	Macquarie Communications Infrastructure Group	67,126	287,922
#	Macquarie Group, Ltd.	36,700	1,832,812
	Macquarie Infrastructure Group	100,969	270,869
#	Metcash, Ltd.	117,002	450,339
#	Minara Resources, Ltd.	28,511	168,016
	Mirvac, Ltd.	116,969	414,625
	National Australia Bank, Ltd.	224,488	5,933,606
#	Newcrest Mining, Ltd.	60,020	2,086,687
	Nufarm, Ltd.	14,411	214,144
	Oil Search, Ltd.	98,725	386,698
	Onesteel, Ltd.	87,931	570,617
	Orica, Ltd.	45,367	1,201,093
	Origin Energy, Ltd.	101,263	825,327
#	Oxiana, Ltd.	212,946	764,261
# *	Paladin Energy, Ltd.	101,022	564,143
#	Perpetual Trustees Australia, Ltd.	3,869	196,410
	Publishing and Broadcasting, Ltd.	75,939	308,424
	Qantas Airways, Ltd.	125,048	486,344
	QBE Insurance Group, Ltd.	118,068	2,442,088
#	Ramsay Health Care, Ltd.	15,118	157,801
	Reece Australia, Ltd.	7,063	150,937
#	Rio Tinto, Ltd.	54,585	6,801,523
	Santos, Ltd.	75,968	900,471
#	Seek, Ltd.	13,400	80,443
	Seven Network, Ltd.	19,868	207,095
#	Sims Group, Ltd.	11,649	348,202
	Sonic Healthcare, Ltd.	40,263	532,025
#	St. George Bank, Ltd.	70,796	1,545,957
	Suncorp-Metway, Ltd.	125,276	1,607,069
#	Symbion Health, Ltd.	60,921	231,975
	TABCORP Holdings, Ltd.	66,728	940,682
#	Tatts Group, Ltd.	116,126	418,646
	Telstra Corp., Ltd. (6087289)	905,099	4,068,768
	Telstra Corp., Ltd. (B1FW0K7)	438,367	1,322,962
	Toll Holdings, Ltd.	66,507	627,357
#	Transfield Services, Ltd.	16,966	179,689
#	Transurban Group	160,166	953,364
#	United Group, Ltd.	33,371	377,874
	Virgin Blue Holdings, Ltd.	90,396	111,375
	Washington H. Soul Pattinson & Co., Ltd.	18,899	134,609
#	Wesfarmers, Ltd.	73,327	2,540,591
	Wesfarmers, Ltd.	19,314	682,795
#	West Australian Newspapers Holdings, Ltd.	26,425	277,421
	Westpac Banking Corp.	212,892	4,553,470
	Westpac Banking Corp. Sponsored ADR	6,900	733,470
	Woodside Petroleum, Ltd.	72,630	3,797,930
	Woolworths, Ltd.	166,903	4,457,499

2

WorleyParsons, Ltd.	16,683	$571,061
Zinifex, Ltd.	53,600	539,284

TOTAL — AUSTRALIA		117,944,711

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Erste Bank der Oesterreichischen Sparkassen AG	27,631	1,598,776
# EVN AG	2,702	351,569
Immofinanz Immobilien Anlagen AG	8,273	89,749
Oesterreichische Elektrizitaetswirtschafts AG	8,100	599,485
OMV AG	22,352	1,615,033
Raiffeisen International Bank-Holding AG	5,692	729,358
Telekom Austria AG	61,278	1,386,074
Telekom Austria AG ADR	2,400	109,084
# Uniqa Versicherungen AG	7,460	191,525
Vienna Insurance Group	3,561	298,126
Voestalpine AG	13,826	869,057
Wienerberger AG	8,679	418,896

TOTAL — AUSTRIA		8,256,732

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Ackermans & Van Haaren	5,007	513,786
Colruyt SA	2,571	628,215
Delhaize Group	4,997	378,433
Delhaize Group Sponsored ADR	3,900	294,606
Dexia SA	75,790	1,781,824
Distrigaz	29	255,094
Fortis	232,963	5,146,673
InBev NV	29,842	2,697,140
KBC Groep NV	31,328	3,928,118
Mobistar SA	3,728	317,681
Solvay SA	8,282	1,040,803
* Suez SA Strip VVPR	11,992	182
UCB SA (5596991)	13,359	633,246
UCB SA (5675588)	2,437	117,279
Umicore	13,960	709,228
TOTAL COMMON STOCKS		18,442,308

RIGHTS/WARRANTS — (0.0%)
* Cumerio NV SA- Strip	55	1
* Umicore Strip VVPR Rights	275	8
TOTAL RIGHTS/WARRANTS		9

TOTAL — BELGIUM		18,442,317

CANADA — (7.1%)
COMMON STOCKS — (7.1%)
Addax Petroleum Corp.	11,700	535,995
# AGF Management, Ltd. Class B	9,052	216,126
* Agnico Eagle Mines, Ltd.	19,000	1,310,551
Agrium, Inc.	21,900	1,614,715

3

	Alimentation Couche-Taro, Inc. Class B	14,900	$252,358
	Astral Media, Inc. Class A	6,100	232,844
#	Bank of Montreal	97,096	4,913,743
#	Bank of Nova Scotia	133,927	6,497,347
	Barrick Gold Corp.	121,600	6,311,957
#	BCE, Inc.	35,250	1,279,995
#	Biovail Corp.	15,600	220,627
*	Bombardier, Inc. Class B	180,500	1,026,975
#	Brookfield Asset Management, Inc. Series A	59,774	1,769,687
	Brookfield Infrastructure Partners LP	2,391	44,951
#	Brookfield Properties Corp.	20,137	376,859
	CAE, Inc.	40,121	505,461
	Cameco Corp.	40,200	1,574,917
	Canada Bread Co., Ltd.	200	14,173
#	Canadian Imperial Bank of Commerce	45,000	3,052,731
	Canadian National Railway Co.	67,200	3,551,683
	Canadian National Resources, Ltd.	73,500	5,499,898
	Canadian Pacific Railway, Ltd.	20,200	1,474,184
#	Canadian Tire Corp. Class A	12,200	759,084
#	Canadian Utilities, Ltd. Class A	11,200	512,520
*	CGI Group, Inc.	45,000	498,349
*	Domtar Corp.	42,900	270,672
*	Eldorado Gold Corp.	37,800	263,073
#	Emera, Inc.	4,200	87,350
	Empire Co., Ltd. Class A	2,600	100,223
#	Enbridge, Inc.	45,596	1,877,578
	EnCana Corp.	105,300	8,032,435
	Ensign Energy Services, Inc.	13,500	251,278
*	Equinox Minerals, Ltd.	52,000	297,445
	Fairfax Financial Holdings, Inc.	2,100	636,454
#	Finning International, Inc.	22,200	630,194
	First Quantum Minerals, Ltd.	8,400	775,437
#	Fortis, Inc.	19,800	567,295
	George Weston, Ltd.	6,700	313,813
#	Gerdau Ameristeel Corp.	14,100	210,873
*	Gildan Activewear, Inc.	17,800	670,043
	Goldcorp, Inc.	98,120	4,242,812
#	Great West Lifeco, Inc.	39,400	1,234,940
#	Harry Winston Diamond Corp.	6,200	162,268
*	HudBay Minerals, Inc.	17,100	326,624
#	Husky Energy, Inc.	36,500	1,546,035
	IAMGOLD Corp.	36,600	295,998
#	IGM Financial, Inc.	17,000	739,243
#	Imperial Oil, Ltd.	45,527	2,562,556
#	Industrial Alliance Insurance & Financial Services, Inc.	11,000	393,396
#	ING Canada, Inc.	13,600	552,705
	Inmet Mining Corp.	5,400	469,033
*	Ivanhoe Mines, Ltd.	28,900	374,959
	Jean Coutu Group PJC, Inc. Class A	16,500	174,178
*	Kinross Gold Corp.	77,112	1,911,641
#	Loblaw Companies, Ltd.	13,600	398,362
*	Lundin Mining Corp.	47,600	405,271
	Magna International, Inc. Class A	13,080	957,229
#	Manitoba Telecom Services, Inc.	2,400	100,852
#	Manulife Financial Corp.	210,290	8,140,258

4

*	MDS, Inc.	15,179	$254,307
#	Methanex Corp.	11,600	335,065
	Metro, Inc. Class A	12,400	268,094
*	MGM Energy Corp.	316	456
#	National Bank of Canada	19,300	952,401
	Nexen, Inc.	60,251	1,881,141
	Niko Resources, Ltd.	5,400	507,493
	Norbord, Inc.	2,400	14,045
*	Nortel Networks Corp.	65,860	566,092
#	Nova Chemicals Corp.	6,300	191,960
*	Oilexco, Inc.	20,800	317,627
	Onex Corp.	11,800	411,217
*	OPTI Canada, Inc.	29,700	522,032
*	Pan Amer Silver Corp.	6,300	251,808
# *	Petrobank Energy & Resources, Ltd.	8,400	492,521
	Petro-Canada	66,300	3,184,825
	Potash Corp. of Saskatchewan, Inc.	44,800	7,132,042
#	Power Corp. of Canada, Ltd.	46,200	1,612,834
#	Power Financial Corp.	32,900	1,200,344
	Quebecor, Inc. Class B	4,500	135,194
*	Research In Motion, Ltd.	70,400	7,317,165
	Ritchie Brothers Auctioneers, Inc.	3,000	216,835
	Rogers Communications, Inc. Class B	71,900	2,838,014
*	RONA, Inc.	12,100	171,004
#	Rothmans, Inc.	1,200	31,297
#	Royal Bank of Canada	227,180	11,402,278
#	Saputo, Inc.	16,800	460,688
#	Shaw Communications, Inc. Class B	43,200	839,640
	ShawCor, Ltd.	6,000	190,318
	Sherritt International Corp.	22,600	380,934
	Shoppers Drug Mart Corp.	27,200	1,393,370
*	Silver Wheaton Corp.	19,000	328,362
*	Sino-Forest Corp.	14,900	286,873
	SNC-Lavalin Group, Inc.	19,100	835,801
#	Sun Life Financial, Inc.	73,300	3,510,655
	Suncor Energy, Inc.	64,479	6,669,654
#	Talisman Energy, Inc.	136,000	2,306,162
	Teck Cominco Class B	56,934	2,269,262
	Telus Corp.	7,317	334,311
#	The Thomson Corp.	31,000	1,030,866
	Tim Hortons, Inc.	18,700	657,754
#	Toronto Dominion Bank	98,015	6,571,511
#	Transalta Corp.	29,300	1,041,612
#	TransCanada Corp.	72,041	2,894,083
	Trican Well Service, Ltd.	12,100	210,836
#	TSX Group, Inc.	8,000	358,527
*	Uranium One, Inc.	49,600	260,535
*	UTS Energy Corp.	41,100	245,535
	West Fraser Timber Co., Ltd.	3,000	96,774
*	Westernzagros Resources, Ltd.	17,200	51,552
	Yamana Gold, Inc.	54,944	990,304

TOTAL — CANADA			160,444,263

5

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	325	$3,339,649
*	Alm. Brand A.S.	2,100	117,901
#	Bang & Olufsen Holding A.S. Series B	1,150	77,572
	Carlsberg A.S. Series B	4,075	506,471
#	Coloplast A.S.	3,540	297,247
	D/S Norden A.S.	3,600	392,376
#	Dampskibsselsk Torm A.S.	3,400	102,607
	Danisco A.S.	6,350	446,958
#	Danske Bank A.S.	77,256	2,951,039
	De Sammenslut Vogmaend	27,800	543,440
	East Asiatic Co., Ltd. A.S.	2,525	197,057
	FLSmidth & Co. A.S.	6,800	634,894
*	Genmab A.S.	4,000	234,653
# *	GN Great Nordic A.S.	21,220	103,551
	H. Lundbeck A.S.	17,802	425,105
*	Jyske Bank A.S.	7,260	500,755
	NKT Holding A.S.	3,875	288,293
#	Novo-Nordisk A.S. Series B	48,500	3,317,808
	Novo-Nordisk A.S. Sponsored ADR	18,700	1,278,519
#	Novozymes A.S. Series B	5,580	487,150
#	Rockwool International A.S.	1,000	174,404
#	Sydbank A.S.	5,940	215,192
*	Topdanmark A.S.	2,400	364,591
*	Trygvesta A.S.	3,500	269,405
*	Vestas Wind Systems A.S.	27,616	2,799,654
# *	William Demant Holding A.S.	3,260	233,360

TOTAL — DENMARK			20,299,651

FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
# *	Cargotec Oyj Series B	3,100	153,101
	Elisa Oyj	17,663	538,359
	Fortum Oyj	113,088	4,721,699
	Kesko Oyj	9,200	419,164
#	Kone Oyj Series B	20,560	719,386
	Metso Corp. Sponsored ADR	2,600	136,647
	Metso Oyj	13,371	695,663
	Neste Oil Oyj	28,272	989,208
	Nokia Oyj	422,721	15,187,263
	Nokia Oyj Sponsored ADR	147,500	5,311,475
	Nokian Renkaat Oyj	10,940	449,775
	OKO Bank P.L.C. Class A	8,700	151,905
	Oriola-KD Oyj Class A	4,200	18,043
	Oriola-KD Oyj Class B	6,900	29,416
	Orion Oyj Series A	4,200	90,900
	Orion Oyj Series B	13,500	288,416
	Outokumpu Oyj Series A	19,700	747,197
	Rautaruukki Oyj Series K	12,083	526,820
	Sampo Oyj	62,316	1,691,266
	SanomaWSOY Oyj	15,794	398,265
	Stockmann Oyj Abp Series A	1,020	47,920
	Stora Enso Oyj Series R	67,900	847,910
	Stora Enso Oyj Sponsored ADR	12,000	151,202

6

	UPM-Kymmene Oyj	45,800	$792,361
	UPM-Kymmene Oyj Sponsored ADR	13,000	226,758
	Wartsila Corp. Oyj Series B	9,744	666,062
	YIT Oyj	11,100	275,755

TOTAL — FINLAND			36,271,936

FRANCE — (7.7%)
COMMON STOCKS — (7.7%)
	Accor SA	25,501	1,811,295
	Air France-KLM	24,260	653,619
	Air Liquide SA (B1YW1V6)	25,288	3,591,073
	Air Liquide SA (B1YXBJ7)	33,992	4,810,628
	Alcatel-Lucent SA	160,804	942,995
	Alcatel-Lucent SA Sponsored ADR	45,400	266,498
	Alstom SA	12,632	2,654,720
*	Atos Origin SA	7,666	413,099
#	AXA SA	169,056	5,699,943
	AXA SA Sponsored ADR	49,200	1,656,072
	bioMerieux	1,600	182,830
	BNP Paribas SA	115,370	10,314,016
#	Bourbon SA	5,588	319,813
	Bouygues SA	27,845	1,901,808
	Capgemini SA	16,015	875,106
	Carrefour SA	78,700	5,534,622
	Casino Guichard Perrachon SA	10,202	1,153,913
	Christian Dior SA	17,202	1,874,644
	Cie Generale D’Optique Essilor Intenational SA	23,732	1,409,145
	Ciments Francais SA	1,006	158,778
#	Clarins SA	1,524	106,969
	CNP Assurances	5,627	619,168
	Compagnie de Saint-Gobain	45,556	3,561,295
*	Compagnie Generale de Geophysique-Veritas SA	4,305	1,050,239
	Compagnie Generale des Establissements Michelin Series B	17,134	1,687,524
	Credit Agricole SA	80,959	2,195,990
	Dassault Systemes SA	9,666	527,052
	Eiffage SA	6,330	556,993
# *	Eramet SA	1,571	1,189,682
	Esso Ste Anonyme Francaise	286	66,304
	Euler Hermes SA	3,632	371,301
#	European Aeronautic Defence & Space Co.	39,573	1,037,762
	Eutelsat Communications	7,300	200,770
	France Telecom SA	231,887	7,784,191
	France Telecom SA Sponsored ADR	25,100	839,595
	Groupe Danone	52,806	4,136,491
	Groupe Danone Sponsored ADR	13,800	217,793
	Hermes International SA	12,027	1,407,560
#	Iliad SA	4,500	414,946
	Imerys SA	5,342	448,052
*	Ipsen SA	3,800	230,048
	JC Decaux SA	18,441	555,683
	Lafarge SA	17,353	2,999,813
	Lafarge SA Prime Fidelity	8,912	1,546,984
	Lafarge SA Sponsered ADR	1,800	78,548
	Lagardere SCA	18,298	1,437,623

7

*	Legrand SA	16,373	$517,595
	L’Oreal SA	64,016	7,596,851
	LVMH (Louis Vuitton Moet Hennessy)	43,990	4,519,587
	M6 Metropole Television	10,023	236,277
	Natixis	45,082	659,782
	Neopost SA	3,543	367,757
	Nexans SA	2,987	326,120
	PagesJaunes SA	14,300	265,984
	Pernod-Ricard SA	22,082	2,335,965
	Peugeot SA	18,302	1,391,296
	PPR SA	9,979	1,361,002
	Publicis Groupe	14,334	517,639
	Publicis Groupe ADR	1,700	61,912
	Remy Cointreau SA	2,266	142,366
	Renault SA	25,558	2,730,768
*	Rhodia SA	10,410	258,429
	Safran SA	16,219	324,581
	Sanofi - Aventis	111,839	8,266,267
	Sanofi - Aventis ADR	58,900	2,184,601
	Schneider Electric SA	27,231	3,100,622
*	SCOR SE (4797364)	8	25
	SCOR SE (B1LB9P6)	19,458	440,504
	SEB SA	990	171,648
	Societe BIC SA	3,600	227,622
	Societe Generale Paris	50,145	5,365,449
	Societe Television Francaise 1	17,323	408,215
	Sodexho Alliance SA	11,496	645,887
	STMicroelectronics NV	24,397	292,862
	Suez SA	98,301	6,249,247
	Technip SA	8,071	658,889
	Technip SA ADR	3,600	295,883
	Thales SA	16,134	987,250
*	Thomson	20,078	154,236
	Thomson Sponsored ADR	9,100	69,706
	Total SA	235,328	17,721,046
	Total SA Sponsored ADR	56,800	4,282,152
	Valeo SA	8,146	308,105
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	5,332	1,106,585
#	Veolia Environnement SA	39,354	3,501,447
	Veolia Environnement SA ADR	7,700	685,685
	Vinci SA	56,214	3,881,603
	Vivendi SA	177,575	7,017,815
	Wendel	5,698	642,637
	Zodiac SA	4,549	236,707
TOTAL COMMON STOCKS			174,009,599

RIGHTS/WARRANTS — (0.0%)
*	Societe Generale d’Enterprise SA Rights 02/28/08	12,536	1,377,495

TOTAL — FRANCE			175,387,094

8

GERMANY — (7.5%)
COMMON STOCKS — (7.5%)
	Adidas-Salomon AG	33,466	$2,124,108
	Allianz SE	46,204	7,965,214
	Allianz SE Sponsored ADR	172,386	3,025,374
	Altana AG	14,018	326,536
	AMB Generali Holding AG	5,721	863,116
*	Arcandor AG	10,229	183,197
	BASF AG	65,207	8,338,337
	BASF AG Sponsored ADR	4,100	525,322
	Bayer AG	67,562	5,199,503
	Bayer AG Sponsored ADR	34,500	2,661,661
	Bayerische Motoren Werke AG	59,234	3,263,852
	Beiersdorf AG	34,704	2,747,392
	Bilfinger Berger AG	2,814	223,408
	Celesio AG	19,324	1,107,750
	Commerzbank AG	79,914	2,402,540
	Continental AG	19,013	1,874,904
	Daimler AG	117,627	9,795,188
	Daimler AG Sponsored ADR	25,400	2,113,026
#	Deutsche Bank AG	50,797	5,635,481
	Deutsche Bank AG ADR	73,002	8,100,302
	Deutsche Boerse AG	25,171	4,005,313
	Deutsche Lufthansa AG	43,579	1,019,958
	Deutsche Post AG	142,508	4,721,582
	Deutsche Postbank AG	10,200	990,386
	Deutsche Telekom AG	359,397	6,831,453
#	Deutsche Telekom AG Sponsored ADR	54,600	1,031,394
	E.ON AG	76,335	14,371,958
	E.ON AG Sponsored ADR	53,950	3,393,320
	Fraport AG	9,524	713,527
	Fresenius Medical Care AG & Co.	19,896	1,041,671
	Fresenius Medical Care AG & Co. ADR	3,500	183,155
*	GEA Group AG	18,852	609,927
	Hannover Rueckversicherung AG	12,626	602,755
	Heidelberger Zement AG	4,952	792,716
	Henkel KGAA	12,750	514,914
	Hochtief AG	7,146	774,809
	Hypo Real Estate Holding AG	23,625	680,312
*	Infineon Technologies AG	76,910	621,998
*	Infineon Technologies AG ADR	21,400	172,698
	IVG Immobilien AG	9,036	316,836
	K&S AG	4,983	1,449,917
	Lanxess AG	8,679	330,887
	Linde AG	17,129	2,276,915
	MAN AG	17,073	2,251,938
	Merck KGAA	4,005	497,978
	Metro AG	36,404	3,019,241
	MTU Aero Engines Holding AG	4,000	203,037
	Munchener Rueckversicherungs-Gesellschaft AG	31,930	5,618,032
*	Q-Cells AG	5,069	407,276
	Rheinmetall AG	3,270	228,527
	Rhoen-Klinikum AG	10,954	315,687
	RWE AG Series A	61,853	7,488,214
	Salzgitter AG	5,699	998,926
	SAP AG	103,984	4,910,602
#	SAP AG Sponsored ADR	19,900	943,459

9

	Siemens AG	83,409	$10,636,599
	Siemens AG Sponsored ADR	40,200	5,131,932
	Stada Arzneimittel AG	5,639	395,097
#	Suedzucker AG	20,328	448,144
	ThyssenKrupp AG	47,010	2,703,406
*	TUI AG	28,417	684,121
	United Internet AG	14,268	270,097
	Volkswagen AG	24,379	5,550,940
*	Wacker Chemie AG	3,853	818,441

TOTAL — GERMANY			169,446,306

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
	Agricultural Bank of Greece S.A.	38,356	198,303
	Alpha Bank A.E.	48,126	1,459,886
	Coca-Cola Hellenic Bottling Co. S.A.	25,305	1,107,474
	EFG Eurobank Ergasias S.A.	39,234	1,130,194
*	Emporiki Bank of Greece S.A.	7,020	206,337
	Hellenic Petroleum S.A.	15,660	219,271
	Hellenic Telecommunication Organization Co. S.A.	33,920	942,229
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	261,132
	National Bank of Greece S.A.	35,025	1,897,752
	National Bank of Greece S.A. ADR	84,000	918,120
	Piraeus Bank S.A.	57,198	1,702,464
	Public Power Corp.	15,920	676,132
	Titan Cement Co. S.A.	9,080	390,593

TOTAL — GREECE			11,109,887

HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
#	Allied Properties, Ltd.	560,000	128,029
	ASM Pacific Technology, Ltd.	17,000	112,918
	Bank of East Asia, Ltd.	196,741	1,056,725
#	C C Land Holdings, Ltd.	157,000	161,124
	Cathay Pacific Airways, Ltd.	221,000	455,402
	Cheung Kong Holdings, Ltd.	220,600	3,297,958
	Cheung Kong Infrastructure Holdings, Ltd.	129,000	510,231
	CITIC International Financial Holdings, Ltd.	84,000	42,151
	CLP Holdings, Ltd.	199,900	1,562,645
	Dah Sing Banking Group, Ltd.	70,720	122,462
	Dah Sing Financial Holdings, Ltd.	12,059	88,189
	Esprit Holdings, Ltd.	147,041	1,834,959
	First Pacific Co., Ltd.	202,000	152,890
# *	Foxconn International Holdings, Ltd.	452,000	708,079
*	Galaxy Entertainment Group, Ltd.	144,000	115,316
	Giordano International, Ltd.	98,000	41,030
	Great Eagle Holdings, Ltd.	26,232	79,176
	Hang Lung Group, Ltd.	136,000	621,186
	Hang Lung Properties, Ltd.	340,000	1,220,884
	Hang Seng Bank, Ltd.	131,100	2,484,789
	Henderson Investment, Ltd.	137,000	6,712
	Henderson Land Development Co., Ltd.	145,632	1,130,656

10

	Hong Kong and China Gas Co., Ltd.	552,700	$1,595,492
	Hong Kong and Shanghai Hotels, Ltd.	68,426	110,206
	Hong Kong Electric Holdings, Ltd.	196,207	1,103,657
	Hopewell Highway Infrastructure, Ltd.	236,000	201,582
	Hopewell Holdings, Ltd.	102,000	467,471
	Hutchison Telecommunications International, Ltd.	184,000	246,486
	Hutchison Whampoa, Ltd.	314,500	2,941,454
	Hysan Development Co., Ltd.	55,348	152,219
	Industrial & Commercial Bank of China (Asia), Ltd.	24,937	54,059
#	Johnson Electric Holdings, Ltd.	168,000	77,853
	Kerry Properties, Ltd.	101,393	676,148
	Kingboard Chemical Holdings, Ltd.	80,000	355,586
	Kowloon Development Co., Ltd.	85,500	190,709
	Lee & Man Paper Manufacturing, Ltd.	78,000	217,767
	Li & Fung, Ltd.	270,000	983,775
	Lifestyle International Holdings, Ltd.	132,000	341,962
	Melco International Development, Ltd.	56,000	78,986
*	Mongolia Energy Corporation, Ltd.	240,000	249,958
	MTR Corp., Ltd.	234,513	870,645
#	New World China Land, Ltd.	165,200	112,757
	New World Development Co., Ltd.	357,967	962,214
	NWS Holdings, Ltd.	97,146	282,455
	Pacific Basin Shipping, Ltd.	124,000	205,473
#	PCCW, Ltd.	713,265	411,581
	Ports Design, Ltd.	54,500	161,472
	Shangri-La Asia, Ltd.	218,913	651,108
	Shun Tak Holdings, Ltd.	216,000	319,420
	Sino Land Co., Ltd.	188,317	471,024
#	Sun Hung Kai & Co., Ltd.	112,000	108,218
	Sun Hung Kai Properties, Ltd.	207,706	3,632,600
#	Techtronic Industries Co., Ltd.	86,500	83,759
	Television Broadcasts, Ltd.	25,000	146,290
	Texwinca Holdings, Ltd.	34,000	26,186
#	Tingyi (Cayman Islands) Holding Corp.	184,000	232,119
	Transport International Holdings, Ltd.	17,600	81,728
	Vtech Holdings, Ltd.	15,000	73,946
	Wharf Holdings, Ltd.	187,609	950,130
	Wheelock and Co., Ltd.	164,000	480,162
	Wheelock Properties, Ltd.	110,000	98,008
	Wing Hang Bank, Ltd.	30,500	447,258
	Wing Lung Bank, Ltd.	8,000	98,708
#	Yue Yuen Industrial (Holdings), Ltd.	78,500	232,318
TOTAL COMMON STOCKS			37,118,460

RIGHTS/WARRANTS — (0.0%)
*	Industrial and Commerical Bank of China (Asia), Ltd. Rights 11/06/08	2,736	390

TOTAL — HONG KONG			37,118,850

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
	Allied Irish Banks P.L.C.	83,158	1,689,163
	Allied Irish Banks P.L.C. Sponsored ADR	15,800	645,272

11

	Anglo Irish Bank Corp. P.L.C.	103,754	$1,465,698
	Bank of Ireland P.L.C.	94,613	1,330,327
	Bank of Ireland P.L.C. Sponsored ADR	8,700	495,900
	CRH P.L.C.	51,531	1,908,416
#	CRH P.L.C. Sponsored ADR	18,450	693,720
*	Elan Corp. P.L.C.	42,248	974,805
*	Elan Corp. P.L.C. Sponsored ADR	17,000	387,090
	Irish Life & Permanent P.L.C.	30,976	502,286
	Kerry Group P.L.C.	22,953	719,425
	Kingspan Group P.L.C.	17,738	240,149
*	Ryanair Holdings P.L.C.	33,520	159,391

TOTAL — IRELAND			11,211,642

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
	ACEA SpA	11,304	208,889
#	AEM SpA	221,477	895,961
	Alleanza Assicurazioni SpA	52,431	673,701
	Assicurazioni Generali SpA, Trieste	140,655	6,045,455
	Atlantia SpA	40,846	1,309,836
	Autogrill SpA, Novara	14,752	235,729
#	Banca CR Firenze	70,659	715,462
#	Banca Monte Dei Paschi di Siena SpA	176,149	799,847
	Banca Popolare di Milano Scarl	41,017	488,500
*	Banco Popolare Scarl	77,413	1,463,798
	Benetton Group SpA	5,718	75,708
	Bulgari SpA	16,639	185,256
	Buzzi Unicem SpA	11,057	271,269
	C.I.R. SpA - Compagnie Industriali Riunite	34,312	105,714
	Credito Emiliano SpA	25,277	325,199
	Davide Campari - Milano SpA	26,746	229,677
	Enel SpA	484,393	5,226,746
#	Enel SpA Sponsored ADR	16,100	871,945
	Eni SpA	285,395	9,854,970
	Eni SpA Sponsored ADR	31,000	2,136,830
#	ERG SpA	7,427	143,115
	Fiat SpA	84,220	1,780,086
	Fiat SpA Sponsored ADR	7,000	149,517
	Finmeccanica SpA	36,944	1,136,151
	Fondiaria - Sai SpA	7,144	317,049
	Geox SpA	11,000	161,602
	Hera SpA	76,919	346,845
	Intesa Sanpaolo SpA	927,435	6,229,072
	Intesa Sanpaolo Sponsored ADR	13,601	551,292
#	Italcementi SpA	8,940	181,856
	Italmobiliare SpA	449	40,496
	Lottomatica SpA	6,664	240,632
#	Luxottica Group SpA	40,566	1,117,539
	Mediaset SpA	103,617	935,746
	Mediobanca SpA	61,941	1,195,022
#	Mediolanum SpA	44,701	281,188
	Milano Assicurazioni SpA	14,260	93,444
	Pirelli & C.Real Estate SpA	1,079	41,743
	Saipem SpA	30,650	1,252,221

12

*	Saras SpA Raffinerie Sarde	38,600	$197,995
	Seat Pagine Gialle SpA	429,123	126,055
	Snam Rete Gas SpA	142,784	992,899
# *	Telecom Italia Media SpA	107,998	29,658
	Telecom Italia SpA	873,104	2,176,804
	Telecom Italia SpA Sponsored ADR	65,980	1,644,222
	Terna SpA	127,000	549,339
	UniCredito Italiano SpA	1,406,625	10,348,252
	Unione di Banche Italiane ScpA	67,346	1,583,364
	Unipol Gruppo Finanziario SpA	114,185	321,664
TOTAL COMMON STOCKS			66,285,360

PREFERRED STOCKS — (0.0%)
	Fiat SpA	3,000	50,659

RIGHTS/WARRANTS — (0.0%)
*	Banca Italease SpA Rights 11/30/07	4,000	4,433

TOTAL — ITALY			66,340,452

JAPAN — (18.4%)
COMMON STOCKS — (18.4%)
#	Aderans Holdings Co., Ltd.	3,200	58,055
	Advantest Corp.	14,740	366,852
#	Advantest Corp. ADR	10,000	248,800
	AEON Co., Ltd.	85,800	1,033,773
	Aeon Mall Co., Ltd.	14,880	364,909
#	Aichi Steel Corp.	10,000	50,006
	Aioi Insurance Co., Ltd.	74,000	380,237
	Air Water, Inc.	9,000	93,602
	Aisin Seiki Co., Ltd.	25,600	1,019,709
	Ajinomoto Co., Inc.	92,000	1,105,840
	Alfresa Holdings Corp.	5,600	388,871
	All Nippon Airways Co., Ltd.	190,000	790,394
	Alpine Electronics, Inc.	2,500	29,565
	Alps Electric Co., Ltd.	17,000	198,649
	Amada Co., Ltd.	41,000	308,212
#	Amano Corp.	5,000	57,648
#	AOC Holdings, Inc.	3,600	37,464
	Aoyama Trading Co., Ltd.	5,500	115,379
	Asahi Breweries, Ltd.	63,100	1,179,465
	Asahi Glass Co., Ltd.	145,000	1,651,538
	Asahi Kasei Corp.	168,000	924,561
#	Asatsu-Dk, Inc.	4,900	158,175
#	Asics Corp.	31,000	361,298
	Astellas Pharma, Inc.	74,555	3,258,483
	Autobacs Seven Co., Ltd.	2,500	56,587
	Bank of Yokohama, Ltd.	155,000	1,005,529
	Benesse Corp.	7,700	314,938
	Bosch Corp.	30,000	124,670
	Bridgestone Corp.	92,400	1,520,064
	Brother Industries, Ltd.	31,000	329,522
	Calsonic Kansei Corp.	15,000	61,814

13

	Canon Marketing Japan, Inc.	7,000	$124,304
	Canon, Inc.	127,500	5,715,223
	Canon, Inc. Sponsored ADR	31,750	1,424,305
	Casio Computer Co., Ltd.	29,000	377,093
	Central Glass Co., Ltd.	14,000	61,815
	Central Japan Railway Co.	254	2,418,750
	Chiyoda Corp.	17,000	170,457
	Chubu Electric Power Co., Ltd.	97,200	2,448,431
	Chudenko Corp.	2,700	40,298
	Chugai Pharmaceutical Co., Ltd.	54,600	631,447
	Chuo Mitsui Trust Holdings, Inc.	115,000	792,745
#	Circle K Sunkus Co., Ltd.	5,100	76,422
#	Citizen Holdings Co., Ltd.	47,000	394,674
#	CMK Corp.	3,000	23,902
	Coca-Cola West Japan Co., Ltd.	4,600	99,941
	Comsys Holdings Corp.	11,000	89,156
	Cosmo Oil Co., Ltd.	74,000	244,530
	Credit Saison Co., Ltd.	20,700	567,129
	CSK Holdings Corp.	7,900	198,417
#	Culture Convenience Club Co., Ltd.	12,000	46,695
	Dai Nippon Printing Co., Ltd.	84,000	1,324,721
	Dai Nippon Screen Mfg. Co., Ltd.	28,000	123,728
#	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	192,132
#	Daibiru Corp.	9,000	83,863
	Daicel Chemical Industries, Ltd.	28,000	157,722
#	Daido Steel Co., Ltd.	37,000	260,995
	Daifuku Co., Ltd.	6,000	78,946
	Daihatsu Motor Co., Ltd.	36,000	381,825
#	Daiichi Chuo Kisen Kaisha	24,000	173,255
	Daiichi Sankyo Co, Ltd.	53,546	1,661,720
	Daikin Industries, Ltd.	39,000	1,754,902
#	Daikyo, Inc.	13,000	30,691
	Dainippon Ink & Chemicals, Inc.	94,000	341,962
#	Daio Paper Corp.	8,000	57,645
	Daito Trust Construction Co., Ltd.	9,800	531,653
	Daiwa House Industry Co., Ltd.	65,000	663,715
	Daiwa Securities Co., Ltd.	179,000	1,659,738
#	DCM Japan Holdings Co., Ltd.	14,000	74,137
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	74,000	247,265
	Denso Corp.	78,000	2,911,860
	Dentsu, Inc.	242	558,652
#	Disco Corp.	1,700	79,897
#	Don Quijote Co., Ltd.	4,200	67,268
	Dowa Holdings Co., Ltd.	32,000	223,210
	East Japan Railway Co.	512	4,109,497
#	Ebara Corp.	54,000	153,857
	Edion Corp.	11,800	116,038
	Eisai Co., Ltd.	36,600	1,319,958
	Electric Power Development Co., Ltd.	19,000	687,541
# *	Elpida Memory, Inc.	13,000	431,371
	Epson Toyocom Corp.	10,000	38,356
	Exedy Corp.	3,000	89,670
#	Ezaki Glico Co., Ltd.	10,000	107,452
#	FamilyMart Co., Ltd.	6,000	176,804
#	Fancl Corp.	5,100	66,904

14

	Fanuc, Ltd.	29,400	$2,740,928
#	Fast Retailing Co., Ltd.	10,200	753,499
	Fuji Electric Holdings Co., Ltd.	64,000	244,423
	Fuji Heavy Industries, Ltd.	68,000	296,648
#	Fuji Soft, Inc.	2,600	39,946
	FUJIFILM Holdings Corp.	71,200	2,669,855
	Fujikura, Ltd.	39,000	192,052
	Fujitsu, Ltd.	280,440	1,995,364
	Fukuoka Financial Group, Inc.	117,000	599,727
#	Fukuyama Transporting Co., Ltd.	11,000	40,263
	Funai Electric Co., Ltd.	2,500	70,559
	Furukawa Electric Co., Ltd.	70,000	246,513
	Futaba Industrial Co., Ltd.	4,400	106,600
	Glory, Ltd.	6,200	140,894
# *	GMO Internet, Inc.	2,000	9,615
	Goldcrest Co., Ltd.	1,600	43,352
#	Gulliver International Co., Ltd.	340	13,627
	Gunze, Ltd.	19,000	88,053
	H20 Retailing Corp.	13,000	93,450
	Hakuhodo Dy Holdings, Inc.	3,000	171,669
	Hamamatsu Photonics K.K.	9,400	284,563
	Hankyu Hanshin Holdings, Inc.	186,000	824,433
*	Haseko Corp.	126,500	190,794
	Heiwa Corp.	6,700	67,359
#	Hikari Tsushin, Inc.	3,800	115,097
	Hino Motors, Ltd.	53,000	375,481
	Hirose Electric Co., Ltd.	3,700	392,025
#	Hisamitsu Pharmaceutical Co., Inc.	5,000	159,443
	Hitachi Cable, Ltd.	18,000	80,475
	Hitachi Chemical Co., Ltd.	17,700	337,286
	Hitachi Construction Machinery Co., Ltd.	17,500	477,782
	Hitachi High-Technologies Corp.	12,700	247,569
	Hitachi Koki Co., Ltd.	11,000	153,672
#	Hitachi Kokusai Electric, Inc.	12,000	135,480
	Hitachi Maxell, Ltd.	3,700	40,519
	Hitachi Metals, Ltd.	25,000	349,560
	Hitachi Software Engineering Co., Ltd.	6,300	148,983
	Hitachi Transport System, Ltd.	11,000	134,608
# *	Hitachi Zosen Corp.	79,500	80,079
	Hitachi, Ltd.	359,000	2,601,250
	Hitachi, Ltd. Sponsored ADR	13,200	942,216
	Hokkaido Electric Power Co., Inc.	30,600	685,235
	Hokuhoku Financial Group, Inc.	171,000	483,494
	Hokuriku Electric Power Co., Inc.	29,900	665,824
	Honda Motor Co., Ltd.	167,600	5,116,045
	Honda Motor Co., Ltd. Sponsored ADR	61,700	1,888,020
	Horiba, Ltd.	4,000	131,035
	House Foods Corp.	14,800	225,207
	Hoya Corp.	61,200	1,552,824
	Ibiden Co., Ltd.	18,500	883,389
	IHI Corp.	152,000	297,631
	Iino Kaiun Kaisha, Ltd.	7,000	62,625
	INPEX Holdings, Inc.	120	1,348,712
	Isetan Co., Ltd.	22,900	272,046
	Isuzu Motors, Ltd.	223,000	1,015,484

15

#	ITO EN, Ltd.	5,600	$114,105
	ITO EN, Ltd.	1,679	24,044
	Itochu Corp.	220,000	2,316,679
	Itochu Techno-Solutions Corp.	4,200	117,506
#	Izumi Co., Ltd.	5,000	71,707
#	J Front Retailing Co., Ltd.	51,800	339,197
*	Japan Airlines System Corp.	252,000	621,789
#	Japan Airport Terminal Co., Ltd.	7,000	130,074
	Japan Aviation Electronics Industry, Ltd.	6,000	62,661
	Japan Petroleum Exploration Co., Ltd.	6,000	418,617
	Japan Tobacco, Inc.	649	3,278,391
	JFE Holdings, Inc.	87,600	3,903,261
#	JFE Shoji Holdings, Inc.	15,000	97,263
	JGC Corp.	33,000	535,146
#	Joint Corp.	5,200	67,121
	JS Group Corp.	33,740	573,813
	JSR Corp., Tokyo	22,000	482,848
	JTEKT Corp.	31,460	557,368
	Juroku Bank, Ltd.	40,000	207,526
#	Kagome Co., Ltd.	4,900	84,893
	Kajima Corp.	106,000	328,984
	Kamigumi Co., Ltd.	30,000	226,344
#	Kandenko Co., Ltd.	8,000	42,889
	Kaneka Corp.	37,000	257,417
	Kansai Electric Power Co., Inc.	112,200	2,745,104
	Kansai Paint Co., Ltd.	20,000	143,942
	Kao Corp.	76,000	2,339,874
	Kawasaki Heavy Industries, Ltd.	214,000	515,207
	Kawasaki Kisen Kaisha, Ltd.	79,000	801,377
	Kayaba Industry Co., Ltd.	16,000	65,278
	KDDI Corp.	372	2,260,095
	Keihin Corp.	4,100	66,159
#	Keihin Electric Express Railway Co., Ltd.	52,000	354,270
	Keio Corp.	68,000	384,958
	Keisei Electric Railway Co., Ltd.	39,000	204,098
	Keyence Corp.	4,820	1,124,655
#	Kikkoman Corp.	18,000	207,839
	Kinden Corp.	14,000	130,492
#	Kintetsu Corp.	249,280	835,075
	Kirin Holdings Co., Ltd.	101,000	1,694,982
#	Kobayashi Pharmaceutical Co., Ltd.	2,700	106,221
	Kobe Steel, Ltd.	355,000	1,106,857
#	Koei Co., Ltd.	3,640	59,776
	Koito Manufacturing Co., Ltd.	14,000	183,494
	Kokuyo Co., Ltd.	8,000	65,417
	Komatsu, Ltd.	136,600	3,470,255
	Komeri Co., Ltd.	4,000	93,693
	Komori Corp.	6,000	125,214
	Konami Co., Ltd.	8,600	284,770
	Konica Minolta Holdings, Inc.	94,500	1,338,796
	Kose Corp.	3,690	84,381
	Kubota Corp.	112,000	759,768
	Kubota Corp. Sponsored ADR	6,445	218,421
	Kuraray Co., Ltd.	44,000	524,866
	Kurita Water Industries, Ltd.	13,400	422,405

16

	K’s Holdings Corp.	5,280	$94,645
	Kyocera Corp.	20,700	1,693,387
	Kyocera Corp. Sponsored ADR	3,000	243,120
	Kyowa Hakko Kogyo Co., Ltd.	62,000	599,249
	Kyushu Electric Power Co., Inc.	69,000	1,738,511
	Lawson, Inc.	8,100	309,611
	Leopalace21 Corp.	15,000	306,502
	Lintec Corp.	4,000	61,172
#	Lion Corp.	19,000	90,487
	Mabuchi Motor Co., Ltd.	3,400	170,662
	Maeda Corp.	13,000	41,580
	Makino Milling Machine Co., Ltd.	11,000	78,242
	Makita Corp.	13,000	459,176
	Makita Corp. Sponsored ADR	1,630	57,865
	Marubeni Corp.	258,000	1,953,345
	MARUI GROUP CO., Ltd.	35,200	360,543
#	Maruichi Steel Tube, Ltd.	6,000	178,132
	Matsui Securities Co., Ltd.	9,700	64,415
	Matsushita Electric Industrial Co., Ltd.	235,188	4,953,388
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	49,600	1,040,112
	Matsushita Electric Works, Ltd.	79,000	784,186
	Mazda Motor Corp.	156,000	635,640
	Mediceo Paltac Holdings Co., Ltd.	23,600	399,967
	Meiji Dairies Corp.	21,000	120,372
#	Meiji Seika Kaisha, Ltd.	28,000	131,527
	Millea Holdings, Inc.	114,200	4,222,592
	Millea Holdings, Inc. ADR	9,582	360,804
	Minebea Co., Ltd.	31,000	198,586
	Miraca Holdings, Inc.	4,500	96,526
# *	Misawa Homes Co., Inc.	3,000	21,392
#	MISUMI Group, Inc.	10,000	159,589
	Mitsubishi Chemical Holdings Corp.	180,490	1,220,825
	Mitsubishi Corp.	192,300	5,867,166
	Mitsubishi Electric Corp.	297,000	2,720,358
	Mitsubishi Estate Co., Ltd.	181,000	4,411,058
	Mitsubishi Gas Chemical Co., Inc.	46,000	341,126
	Mitsubishi Heavy Industries, Ltd.	466,000	2,179,176
#	Mitsubishi Logistics Corp.	20,000	235,682
	Mitsubishi Materials Corp.	160,000	747,526
# *	Mitsubishi Motors Corp.	543,000	871,542
	Mitsubishi Rayon Co., Ltd.	66,000	225,454
	Mitsubishi Tanabe Pharma Corp.	122,000	1,393,000
	Mitsubishi UFJ Financial Group, Inc.	990,882	8,732,993
	Mitsubishi UFJ Financial Group, Inc. ADR	774,800	6,825,988
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	71,929
# *	Mitsubishi UFJ NICOS Co., Ltd.	67,000	184,558
	Mitsui & Co., Ltd.	237,000	5,154,142
	Mitsui & Co., Ltd. Sponsored ADR	1,933	864,708
	Mitsui Chemicals, Inc.	76,000	538,889
	Mitsui Engineering and Shipbuilding Co., Ltd.	119,000	362,582
	Mitsui Fudosan Co., Ltd.	131,000	2,659,820
	Mitsui Mining and Smelting Co., Ltd.	60,000	219,536
	Mitsui O.S.K. Lines, Ltd.	157,000	2,039,098
	Mitsui Sumitoma Insurance Co., Ltd.	163,790	1,721,086
#	Mitsukoshi, Ltd.	52,000	208,897

17

	Mitsumi Electric Co., Ltd.	11,200	$348,058
	Mizuho Financial Group, Inc.	1,541	6,372,106
	Mizuho Investors Securities Co., Ltd.	86,000	117,995
	Mizuho Trust & Banking Co., Ltd.	667,000	1,062,833
	Mochida Pharmaceutical Co., Ltd.	8,000	78,544
#	Modec, Inc.	1,900	62,061
#	Monex Beans Holdings, Inc.	292	165,503
	Mori Seiki Co., Ltd.	9,300	167,345
	Murata Manufacturing Co., Ltd.	31,300	1,695,325
	Musashino Bank, Ltd.	2,400	97,676
	Nabtesco Corp.	13,000	172,440
	Nagase & Co., Ltd.	10,000	101,912
	Nagoya Railroad Co., Ltd.	103,000	327,170
	Namco Bandai Holdings, Inc.	25,900	320,323
	NEC Corp.	426,000	1,834,683
	NEC Corp. Sponsored ADR	26,546	117,041
	NEC Fielding, Ltd.	2,700	30,726
#	Net One Systems Co., Ltd.	46	49,824
	NGK Insulators, Ltd.	41,000	931,025
#	NGK Spark Plug Co., Ltd.	20,000	312,640
	NHK Spring Co., Ltd.	23,000	178,798
	Nichicon Corp.	5,600	43,812
	Nichirei Corp.	48,000	237,806
	Nidec Corp.	11,000	724,777
	Nidec Corp. ADR	7,600	125,248
#	Nidec Sankyo Corp.	11,000	90,052
	Nifco, Inc.	4,000	85,949
	Nihon Parkerizing Co., Ltd.	5,000	69,692
#	Nihon Unisys, Ltd.	4,900	58,640
	Nikon Corp.	49,000	1,372,492
	Nintendo Co., Ltd.	16,200	8,065,911
	Nippon Electric Glass Co., Ltd.	42,500	616,177
	Nippon Express Co., Ltd.	95,000	506,775
#	Nippon Kayaku Co., Ltd.	31,000	184,923
	Nippon Light Metal Co., Ltd.	44,000	67,917
#	Nippon Meat Packers, Inc.	17,000	209,131
	Nippon Mining Holdings, Inc.	129,000	764,048
	Nippon Mitsubishi Oil Corp.	190,000	1,296,118
#	Nippon Paint Co., Ltd.	23,000	89,200
	Nippon Paper Group, Inc.	90	213,216
	Nippon Seiki Co., Ltd.	7,000	106,961
	Nippon Sheet Glass Co., Ltd.	97,000	453,530
	Nippon Shokubai Co., Ltd.	12,000	88,439
	Nippon Steel Corp.	867,000	4,561,461
	Nippon Suisan Kaisha, Ltd.	30,000	115,058
	Nippon Telegraph & Telephone Corp.	2,177	9,493,317
#	Nippon Yakin Kogyo Co., Ltd.	7,500	71,216
	Nippon Yusen KK	155,000	1,432,267
	Nipponkoa Insurance Co., Ltd.	88,000	712,516
	Nipro Corp.	5,000	95,707
# *	NIS Group Co., Ltd.	10,125	16,911
#	Nishimatsuya Chain Co., Ltd.	4,200	40,202
	Nishi-Nippon Bank, Ltd.	80,000	208,467
	Nishi-Nippon Railroad Co., Ltd.	26,000	95,204
	Nissan Chemical Industries, Ltd.	15,000	171,001

18

	Nissan Motor Co., Ltd.	437,600	$3,935,325
	Nissan Shatai Co., Ltd.	7,000	59,807
#	Nissay Dowa General Insurance Co., Ltd.	29,000	158,185
#	Nissha Printing Co., Ltd.	6,000	252,909
	Nisshin Seifun Group, Inc.	30,500	303,397
	Nisshin Steel Co., Ltd.	93,000	333,422
	Nisshinbo Industries, Inc.	22,000	230,586
#	Nissin Food Products Co., Ltd.	12,600	416,960
	Nissin Kogyo Co., Ltd.	4,600	81,549
	Nitto Denko Corp.	23,800	1,158,777
#	NOK Corp.	15,000	310,728
	Nomura Holdings, Inc. ADR	49,000	767,340
	Nomura Research Institute, Ltd.	19,500	555,381
	Nomura Securities Co., Ltd.	213,000	3,344,877
	NS Solutions Corp.	3,900	110,966
	NSK, Ltd.	54,000	462,947
	NTN Corp.	54,000	401,715
	NTT Data Corp.	303	1,417,920
	NTT DoCoMo, Inc.	6,017	8,815,326
	Obayashi Corp.	82,000	392,240
	Obic Co., Ltd.	1,000	184,607
#	Odakyu Electric Railway Co., Ltd.	77,000	503,501
	Oji Paper Co., Ltd.	98,000	411,933
	Okasan Holdings, Inc.	27,000	150,369
# *	Oki Electric Industry Co., Ltd.	78,000	139,349
	OKUMA Corp.	22,000	209,216
#	Okumura Corp.	16,000	68,417
	Olympus Corp.	28,000	819,885
#	OMC Card, Inc.	8,000	37,009
	Omron Corp.	27,600	612,541
	Ono Pharmaceutical Co., Ltd.	11,800	595,738
#	Onward Holdings Co., Ltd.	18,000	175,330
#	Oracle Corp. Japan	17,500	771,366
	Oriental Land Co., Ltd.	9,400	547,634
	Osaka Gas Co., Ltd.	306,000	1,227,779
#	Osaka Titanium Technologies Co., Ltd.	3,600	239,133
#	OSG Corp.	12,000	118,700
	Otsuka Corp.	2,800	220,062
#	Pacific Metals Co., Ltd.	19,000	227,010
	PanaHome Corp.	21,000	134,692
#	Paris Miki, Inc.	1,900	26,067
#	Park24 Co., Ltd.	12,800	108,816
#	Pioneer Electronic Corp.	19,300	202,781
	Promise Co., Ltd.	6,500	217,318
	Q.P. Corp.	8,900	88,502
#	Rengo Co., Ltd.	17,000	91,906
#	Resona Holdings, Inc.	1,412	2,283,930
	Resorttrust, Inc.	3,600	54,572
	RICOH Co., Ltd.	100,000	1,606,013
#	Right On Co., Ltd.	1,600	14,038
#	Rinnai Corp.	3,000	92,777
	Rohm Co., Ltd.	13,600	991,923
#	Round One Corp.	32	36,678
	Ryobi, Ltd.	11,000	45,968
#	Ryohin Keikaku Co., Ltd.	3,400	180,739

19

#	Ryoshoku, Ltd.	2,600	$52,790
	Sagami Railway Co., Ltd.	27,000	104,087
	Sankyo Co., Ltd.	8,700	464,912
#	Sankyu, Inc., Tokyo	26,000	124,036
	Santen Pharmaceutical Co., Ltd.	10,100	256,027
	Sanwa Holdings Corp.	28,000	135,917
*	Sanyo Electric Co., Ltd.	290,000	612,191
#	Sanyo Special Steel Co., Ltd.	16,000	96,878
	Sapporo Hokuyo Holdings, Inc.	42	327,883
#	Sapporo Holdings, Ltd.	46,000	346,807
	Secom Co., Ltd.	30,300	1,527,998
#	Sega Sammy Holdings, Inc.	24,048	265,325
	Seiko Epson Corp.	17,700	451,764
	Seino Holdings Co., Ltd.	14,000	92,792
	Sekisui Chemical Co., Ltd.	56,000	392,791
	Sekisui House, Ltd.	62,000	641,479
#	Seven & I Holdings Co., Ltd.	130,576	3,246,807
	Sharp Corp., Osaka	146,000	2,656,845
	Shiga Bank, Ltd.	19,000	121,636
	Shikoku Bank, Ltd.	14,000	51,445
	Shikoku Electric Power Co., Inc.	23,200	668,706
	Shima Seiki Manufacturing Co., Ltd.	4,000	174,348
#	Shimachu Co., Ltd.	4,600	118,916
#	Shimadzu Corp.	33,000	309,473
#	Shimamura Co., Ltd.	2,400	174,024
	Shimano, Inc.	7,700	321,332
	Shimizu Corp.	74,000	354,037
	Shin-Etsu Chemical Co., Ltd.	61,300	3,308,139
	Shinko Electric Industries Co., Ltd.	6,000	85,610
	Shinko Securities Co., Ltd.	64,000	219,647
	Shinsei Bank, Ltd.	31,000	125,499
	Shionogi & Co., Ltd.	47,000	805,729
#	Shiseido Co., Ltd.	47,000	1,071,079
	Shizuoka Bank, Ltd.	70,000	739,097
	Showa Corp.	4,300	37,937
	Showa Denko KK	180,000	640,496
	Showa Shell Sekiyu K.K.	35,100	356,098
	SMC Corp.	8,400	895,612
#	Softbank Corp.	106,900	2,082,805
	Sohgo Security Services Co., Ltd.	13,600	188,062
	Sojitz Corp.	126,300	473,439
	Sompo Japan Insurance, Inc.	109,000	1,010,879
	Sony Corp.	106,300	5,021,954
	Sony Corp. Sponsored ADR	39,600	1,869,516
	Square Enix Co., Ltd.	9,500	317,136
	Stanley Electric Co., Ltd.	19,300	407,808
#	Star Micronics Co., Ltd.	4,000	63,813
#	Sugi Pharmacy Co., Ltd.	6,600	177,502
	Sumco Techxiv Corp.	2,100	48,626
#	Sumisho Computer Systems Corp.	1,600	30,098
#	Sumitomo Bakelite Co., Ltd.	27,000	148,031
	Sumitomo Chemical Co., Ltd.	248,000	1,716,737
	Sumitomo Corp.	153,800	2,211,828
	Sumitomo Electric Industries, Ltd.	109,000	1,612,984
	Sumitomo Forestry Co., Ltd.	18,000	141,078

20

	Sumitomo Heavy Industries, Ltd.	73,000	$582,208
	Sumitomo Metal Industries, Ltd., Osaka	593,000	2,511,993
	Sumitomo Metal Mining Co., Ltd.	75,000	1,577,851
	Sumitomo Mitsui Financial Group, Inc.	996	7,196,964
#	Sumitomo Real Estate Sales Co., Ltd.	2,800	118,061
	Sumitomo Realty & Development Co., Ltd.	56,000	955,699
	Sumitomo Rubber Industries, Ltd.	16,000	123,299
	Sumitomo Trust & Banking Co., Ltd.	177,000	1,192,326
	Sumitomo Warehouse Co., Ltd.	26,000	125,404
#	Sundrug Co., Ltd.	3,000	75,752
	Suruga Bank, Ltd.	27,000	299,786
	Suzuken Co., Ltd.	6,980	251,424
	Suzuki Motor Corp.	53,500	1,445,028
	Sysmex Corp.	5,200	210,810
	T&D Holdings, Inc.	33,900	1,733,339
#	Tadano, Ltd.	11,000	108,891
	Taiheiyo Cement Corp.	108,000	251,760
	Taisei Corp.	116,000	305,842
	Taisho Pharmaceutical Co., Ltd.	30,000	611,351
	Taiyo Nippon Sanso Corp.	33,000	294,148
	Taiyo Yuden Co., Ltd.	13,000	141,568
	Takara Holdings, Inc.	14,000	84,946
#	Takashimaya Co., Ltd.	34,000	375,499
	Takeda Pharmaceutical Co., Ltd.	137,900	7,694,686
	TDK Corp.	14,200	1,009,375
#	TDK Corp. Sponsored ADR	1,900	133,361
	Teijin, Ltd.	119,000	461,072
	Terumo Corp.	23,300	1,265,128
	The 77 Bank, Ltd.	44,000	259,334
	The Aichi Bank, Ltd.	700	55,159
	The Awa Bank, Ltd.	18,000	97,416
	The Bank of Iwate, Ltd.	1,500	92,311
	The Bank of Kyoto, Ltd.	33,000	380,901
	The Bank of Nagoya, Ltd.	15,000	86,055
	The Chiba Bank, Ltd.	117,000	744,121
	The Chugoku Bank, Ltd.	23,000	311,301
	The Chugoku Electric Power Co., Ltd.	37,700	793,419
# *	The Daiei, Inc.	3,500	22,242
	The Daishi Bank, Ltd.	28,000	106,136
	The Fuji Fire & Marine Insurance Co., Ltd.	40,000	112,671
# *	The Goodwill Group, Inc.	248	43,696
	The Gunma Bank, Ltd.	59,000	401,254
	The Hachijuni Bank, Ltd.	42,000	276,022
	The Higo Bank, Ltd.	18,000	104,827
	The Hiroshima Bank, Ltd.	62,000	305,318
	The Hokkoku Bank, Ltd.	22,000	98,125
	The Hyakugo Bank, Ltd.	19,000	107,870
	The Hyakujishi Bank, Ltd.	23,000	112,822
#	The Iyo Bank, Ltd.	31,000	303,113
	The Japan Steel Works, Ltd.	46,000	747,538
	The Joyo Bank, Ltd.	79,000	395,952
	The Kagoshima Bank, Ltd.	13,000	90,225
#	The Keiyo Bank, Ltd.	21,000	118,096
	The Minato Bank, Ltd.	10,000	19,018
	The Nanto Bank, Ltd.	20,000	88,762

21

	The Nisshin Oillio Group, Ltd.	10,000	$32,598
	The Ogaki Kyoritsu Bank, Ltd.	18,000	99,117
#	The Oita Bank, Ltd.	9,000	57,695
	The San-in Godo Bank, Ltd.	14,000	113,391
	THK Co., Ltd.	15,200	287,010
#	TIS, Inc.	3,700	67,681
	Toagosei Co., Ltd.	15,000	51,307
#	Tobu Railway Co., Ltd.	98,000	468,548
#	Toda Corp.	19,000	82,632
	Toho Bank, Ltd.	14,000	56,258
#	Toho Co., Ltd.	16,500	382,148
#	Toho Gas Co., Ltd.	75,000	394,023
#	Toho Titanium Co., Ltd.	4,000	113,638
#	Toho Zinc Co., Ltd.	14,000	92,874
	Tohuku Electric Power Co., Inc.	77,600	1,780,506
#	Tokai Carbon Co., Ltd.	18,000	153,330
	Tokai Rika Co., Ltd.	8,000	230,021
#	Tokai Rubber Industries, Ltd.	10,000	156,901
	Tokai Tokyo Securities Co., Ltd.	20,000	83,263
	Tokuyama Corp.	28,000	208,513
	Tokyo Electric Power Co., Ltd	184,600	4,742,756
	Tokyo Electron, Ltd.	23,100	1,431,786
	Tokyo Gas Co., Ltd.	319,000	1,430,963
#	Tokyo Leasing Co., Ltd.	2,000	21,111
	Tokyo Steel Manufacturing Co., Ltd.	10,100	120,739
	Tokyo Style Co., Ltd.	7,000	66,397
	Tokyo Tatemono Co., Ltd.	43,000	291,382
	Tokyo Tomin Bank, Ltd.	3,000	67,151
#	Tokyu Construction Co., Ltd.	6,190	18,673
	Tokyu Corp.	138,000	799,297
	Tokyu Land Corp.	54,000	363,964
#	TonenGeneral Sekiyu KK	37,000	351,258
#	Topcon Corp.	6,000	51,486
	Toppan Forms Co., Ltd.	3,500	37,267
	Toppan Printing Co., Ltd.	68,000	742,795
	Toray Industries, Inc.	180,000	1,112,836
	Toshiba Corp.	454,000	3,405,334
	Toshiba Machine Co., Ltd.	9,000	68,722
	Toshiba TEC Corp.	11,000	68,987
	Tosoh Corp.	75,000	268,236
#	TOTO, Ltd.	25,000	210,531
# *	Toyama Chemicals Co., Ltd.	24,000	196,654
	Toyo Ink Manufacturing Co., Ltd.	13,000	45,184
	Toyo Seikan Kaisha, Ltd.	21,300	373,543
	Toyo Suisan Kaisha, Ltd.	17,000	277,093
	Toyo Tire & Rubber Co., Ltd.	13,000	35,851
	Toyobo Co., Ltd.	77,000	156,425
	Toyoda Gosei Co., Ltd.	10,100	365,413
	Toyota Auto Body Co., Ltd.	7,500	132,463
	Toyota Motor Corp. Sponsored ADR	39,900	4,331,145
	Toyota Motor Credit Corp.	323,900	17,603,204
	Toyota Tsusho Corp.	27,381	695,105
#	Trans Cosmos, Inc.	2,000	25,503
	Trend Micro, Inc.	24,500	844,045
	Trend Micro, Inc. Sponsored ADR	777	27,168

22

	Tsubakimoto Chain Co.	12,000	$75,118
	Tsumura & Co.	9,000	185,580
	TV Asahi Corp.	97	140,263
	Ube Industries, Ltd.	109,000	335,009
#	Ulvac, Inc.	4,000	169,567
#	Uni-Charm Corp.	4,600	336,178
	Uniden Corp.	5,000	31,071
	UNY Co., Ltd.	22,000	175,207
	Urban Corp.	23,000	149,321
#	Ushio, Inc.	14,000	291,479
	USS Co., Ltd.	3,260	199,728
*	Victor Co. of Japan, Ltd.	16,000	29,779
#	Wacoal Corp.	10,000	150,861
	West Japan Railway Co.	233	1,065,971
	Xebio Co., Ltd.	2,550	53,699
	Yahoo! Japan Corp.	6,000	2,667,622
	Yakult Honsha Co., Ltd.	12,000	335,691
#	Yamada Denki Co., Ltd.	12,200	1,066,933
	Yamaguchi Financial Group, Inc.	34,000	375,918
	Yamaha Corp.	29,400	577,453
	Yamaha Motor Co., Ltd.	30,100	598,306
	Yamanashi Chuo Bank, Ltd.	14,000	80,529
	Yamatake Corp.	13,500	341,813
	Yamato Kogyo Co., Ltd.	8,000	336,655
	Yamato Transport Co., Ltd.	58,000	847,680
#	Yamazaki Baking Co., Ltd.	12,000	116,755
	Yaskawa Electric Corp.	17,000	187,057
#	Yokogawa Electric Corp.	27,000	280,622
	Yokohama Rubber Co., Ltd.	26,000	133,779
#	Yoshinoya Holdings Co., Ltd.	35	58,383
#	Zenrin Co., Ltd.	2,800	67,617
#	Zensho Co., Ltd.	14,000	97,288
	Zeon Corp.	23,000	112,061
TOTAL COMMON STOCKS			415,449,920

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	24,000	—

TOTAL — JAPAN			415,449,920

NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
	Aegon NV	150,762	2,251,533
	Akzo Nobel NV	26,573	1,948,532
	Akzo Nobel NV Sponsor ADR	1,996	147,567
	ArcelorMittal	129,106	9,917,661
	ASML Holding NV	41,537	997,450
	Boskalis Westminster CVA	6,589	363,799
*	Fugro NV	5,382	406,033
#	Hagemeyer NV	142,542	1,038,791
	Heineken Holding NV	40,723	2,070,413
	Heineken NV	77,252	4,357,026
	Hunter Douglas NV	5,232	303,799
	ING Groep NV	219,463	7,293,091

23

	James Hardie Industries NV Sponsored ADR	500	$13,770
*	Koninklijke Ahold NV	122,273	1,606,831
*	Koninklijke Ahold NV ADR	8,320	110,265
	Koninklijke Bam Groep NV	10,015	219,620
	Koninklijke DSM NV	22,244	978,873
	Koninklijke KPN NV	241,808	4,564,853
	Koninklijke Philips Electronics NV	138,607	5,407,673
	Koninklijke Vopak NV	1,296	67,486
#	Randstad Holdings NV	20,298	771,122
	Reed Elsevier NV	58,115	1,079,659
	Reed Elsevier NV Sponsored ADR	2,943	109,185
	Royal Dutch Shell P.L.C. Series A	422,155	15,095,991
	SBM Offshore NV	13,580	437,804
	Sns Reaal	9,468	199,479
	TNT NV	57,222	2,253,531
*	TomTom NV	10,600	496,745
	Unilever NV	209,220	6,469,307
	Vedior NV	15,338	384,173
	Wolters Kluwer NV	27,979	723,661
TOTAL COMMON STOCKS			72,085,723

RIGHTS/WARRANTS — (0.0%)
*	Royal Dutch Shell P.L.C. Coupon	422,155	—

TOTAL — NETHERLANDS			72,085,723

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	32,352	42,940
	Auckland International Airport, Ltd.	95,556	187,847
	Contact Energy, Ltd.	47,343	296,741
	Fisher & Paykel Appliances Holdings, Ltd.	22,478	46,163
	Fletcher Building, Ltd.	46,167	351,556
	New Zealand Refining Co., Ltd.	15,823	94,728
	Sky City Entertainment Group, Ltd.	42,177	132,996
	Sky Network Television, Ltd.	35,044	139,981
#	Telecom Corp. of New Zealand, Ltd.	204,475	627,401
	Tower, Ltd.	23,493	38,414
#	Trustpower, Ltd.	21,162	126,894
	Warehouse Group, Ltd.	14,200	67,282

TOTAL — NEW ZEALAND			2,152,943

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
	Aker Kvaerner ASA	27,235	647,053
	Aker Yards ASA	10,000	88,810
	Bonheur ASA	4,700	214,566
# *	Det Norske Oljeselskap ASA	146,000	188,674
	DNB Nor ASA Series A	120,000	1,755,312
#	Fred Olsen Energy ASA	5,500	308,581
	Norsk Hydro ASA	84,500	1,193,744
#	Norsk Hydro ASA Sponsored ADR	11,200	160,391
#	Norske Skogindustrier ASA Series A	20,085	101,160

24

	Odfjell ASA Series A	3,400	$52,203
	Orkla ASA	132,355	1,645,307
	Petroleum Geo Services ASA	26,350	632,091
#	Prosafe ASA	34,100	584,086
*	Renewable Energy Corp. ASA	28,150	688,486
	Schibsted ASA	8,300	261,180
# *	Sevan Marine ASA	15,200	193,277
	Statoil Hydro ASA	171,556	5,227,536
	StatoilHydro ASA Sponsored ADR	9,656	294,894
	Storebrand ASA	51,600	399,170
	Tandberg ASA Series A	20,000	292,248
*	TGS Nopec Geophysical Co. ASA	11,100	163,895
	Wilh. Wilhelmsen ASA	2,900	104,427
	Yara International ASA	24,800	1,384,742

TOTAL — NORWAY			16,581,833

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
#	Banco BPI SA	44,098	211,152
#	Banco Comercial Portugues SA	261,501	753,333
	Banco Espirito Santo SA	32,266	581,614
#	Brisa SA	43,435	654,459
#	Cimpor Cimentos de Portugal SA	34,848	290,644
	Energias de Portugal SA	256,921	1,502,410
	Jeronimo Martins SGPS SA	26,359	194,047
	Portugal Telecom SA	99,928	1,275,446
*	Sonae Capital SGPS SA	13,615	31,212
	Sonae SGPS SA	108,923	197,969
#	ZON Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	26,894	333,504

TOTAL — PORTUGAL			6,025,790

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	121,500	109,196
#	Ascott Group, Ltd.	174,000	212,945
	Asia Pacific Breweries, Ltd.	14,000	133,319
	Capitaland, Ltd.	229,500	1,013,942
# *	Chartered Semiconductor Manufacturing, Ltd.	112,000	57,756
	City Developments, Ltd.	60,000	503,566
	Comfortdelgro Corp., Ltd.	215,000	240,465
	Cosco Corp. (Singapore), Ltd.	132,000	374,483
	DBS Group Holdings, Ltd.	172,000	2,094,043
	Fraser & Neave, Ltd.	96,500	332,302
#	Guocoland, Ltd.	25,000	74,274
	Hartford Education Corp., Ltd.	7,666	1,251
	Hotel Properties, Ltd.	20,900	47,483
	Hyflux, Ltd.	15,000	34,933
	Jardine Cycle & Carriage, Ltd.	18,853	284,136
	Keppel Corp., Ltd.	147,000	1,107,665
#	Keppel Land, Ltd.	34,000	141,262
	Keppel Telecommunications and Transportation, Ltd.	54,000	187,516
	K-REIT Asia	6,800	7,994

25

	MobileOne, Ltd.	37,260	$53,281
	Neptune Orient Lines, Ltd.	47,000	102,712
	Olam International, Ltd.	64,000	116,440
	Overseas Chinese Banking Corp., Ltd.	380,320	2,051,651
	Parkway Holdings, Ltd.	102,900	222,527
	Raffles Education Corp., Ltd.	92,000	172,269
	SembCorp Industries, Ltd.	152,320	512,151
	SembCorp Marine, Ltd.	148,000	379,029
	Singapore Airlines, Ltd.	79,400	861,246
	Singapore Land, Ltd.	11,000	54,841
	Singapore Petroleum Co., Ltd.	11,000	53,766
	Singapore Post, Ltd.	102,000	80,908
	Singapore Press Holdings, Ltd.	175,000	545,315
	Singapore Technologies Engineering, Ltd.	174,000	420,722
	Singapore Telecommunications, Ltd.	1,298,650	3,513,817
	SMRT Corp., Ltd.	59,000	73,516
	Starhub, Ltd.	70,730	152,061
	United Industrial Corp., Ltd.	88,000	186,534
	United Overseas Bank, Ltd.	177,900	2,255,662
	UOL Group, Ltd.	51,500	140,788
	Venture Corp., Ltd.	29,000	209,095
	Wheelock Properties (S), Ltd.	69,000	92,272

TOTAL — SINGAPORE			19,209,134

SPAIN — (3.7%)
COMMON STOCKS — (3.7%)
#	Abengoa SA	4,016	137,222
#	Abertis Infraestructuras SA	48,832	1,540,993
	Acciona SA	5,051	1,283,140
	Acerinox SA	24,552	616,046
	Actividades de Construccion y Servicios SA	27,066	1,382,361
#	Antena 3 de Television SA	9,752	134,230
	Banco Bilbao Vizcaya SA	48,730	1,004,709
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	479,500	9,834,545
	Banco de Andalucia SA	655	55,876
#	Banco de Sabadell SA	135,716	1,250,130
#	Banco de Valencia SA	9,293	492,783
#	Banco Espanol de Credito SA	52,035	890,481
	Banco Pastor SA	15,098	226,348
#	Banco Popular Espanol SA	117,673	1,842,840
	Banco Santander Central Hispano SA	566,687	10,126,377
	Banco Santander SA Sponsored ADR	315,532	5,610,159
	Bankinter SA	33,870	499,787
	Cementos Portland Valderrivas SA	1,338	127,565
#	Cia Espanola de Petroleous SA	25,371	2,633,569
#	Cintra Concesiones de Infraestructuras de Transporte SA	28,818	457,072
	Compania de Distribucion Integral Logista SA	3,181	253,454
	Ebro Puleva SA	8,097	152,285
	Enagas SA	24,094	724,706
#	Fomento de Construcciones y Contratas SA	11,974	721,995
	Gamesa Corporacion Tecnologica SA	20,156	820,990
	Gas Natural SDG SA	43,183	2,616,598
#	Gestevision Telecinco SA	14,732	313,530
*	Grifols SA	14,273	326,451

26

	Grupo Catalana Occidente SA	9,167	$306,245
#	Grupo Ferrovial SA	11,821	773,592
	Iberdrola SA	540,171	7,801,546
	Iberia Lineas Aereas de Espana SA	65,471	235,094
	Indra Sistemas SA	17,124	475,909
	Industria de Diseno Textil SA	60,827	3,135,836
	Mapfre SA	76,680	345,746
	Obrascon Huarte Lain SA	6,034	201,936
#	Promotora de Informaciones SA	17,174	238,754
	Red Electrica de Espana SA	15,803	985,938
#	Repsol YPF SA	87,508	3,018,717
	Repsol YPF SA Sponsored ADR	26,700	921,417
#	Sacyr Vallehermoso SA	21,707	658,477
*	Sogecable SA	6,296	264,144
	Sol Melia SA	8,400	126,060
	Telefonica SA	405,073	11,721,360
	Telefonica SA Sponsored ADR	63,100	5,473,294
	Union Fenosa SA	19,200	1,265,065
#	Zardoya Otis SA	21,892	545,327

TOTAL — SPAIN			84,570,699

SWEDEN — (2.0%)
COMMON STOCKS — (2.0%)
	Alfa Laval AB	13,350	716,874
	Assa Abloy AB Series B	37,900	678,650
	Atlas Copco AB Series A	113,100	1,757,767
	Atlas Copco AB Series B	62,000	881,569
	Axfood AB	5,100	177,526
	Boliden AB	42,100	481,429
	Castellum AB	14,800	181,026
	Electrolux AB Series B	33,400	535,907
	Elekta AB Series B	5,000	91,245
	Eniro AB	23,112	174,079
	Fabege AB	15,070	164,896
	Getinge AB	22,800	579,911
	Hennes & Mauritz AB Series B	91,675	5,141,880
*	Hexagon AB Sereis A	19,900	406,815
#	Holmen AB Series B	6,000	206,211
*	Husqvarna AB Series A	8,400	91,807
#	Husqvarna AB Series B	28,000	304,628
	JM AB	8,860	188,952
# *	Lundin Petroleum AB	43,200	562,563
	Meda AB Series A	16,600	169,794
	Modern Times Group AB Series B	6,100	398,683
	NCC AB Series B	7,400	194,470
	Nordea Bank AB	316,648	4,761,260
*	Peab Industri AB	4,400	43,199
	Sandvik AB	125,800	2,121,237
	Scania AB Series A	16,000	438,043
	Scania AB Series B	50,400	1,215,919
	Securitas AB Series B	36,700	441,628
	Skandinaviska Enskilda Banken AB Series A	60,900	1,517,292
	Skanska AB Series B	45,800	882,537
	SKF AB Series A	9,200	168,484

27

	SKF AB Series B	49,900	$917,748
	SSAB Svenskt Stal AB Series A	29,500	826,006
	SSAB Svenskt Stal AB Series B	14,200	360,693
	Svenska Cellulosa AB Series B	79,600	1,306,611
	Svenska Handelsbanken AB Series A	67,400	1,877,686
*	Swedbank AB Series A	51,500	1,391,935
	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	738,819
	Tele2 AB Series B	45,550	800,621
	Telefonaktiebolaget LM Ericsson Series B	1,508,800	3,246,062
	Telefonaktiebolaget LM Erricson Sponsored ADR	32,200	692,300
	TeliaSonera AB	555,400	4,424,717
	Trelleborg AB Series B	8,800	157,520
	Volvo AB Series A	73,300	1,083,245
	Volvo AB Series B	149,700	2,222,463
	Volvo AB Sponsored ADR	14,500	218,108
TOTAL COMMON STOCKS			45,940,815

RIGHTS/WARRANTS — (0.0%)
*	Getinge AB Rights 03/14/08	22,800	8,782

TOTAL — SWEDEN			45,949,597

SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
	ABB, Ltd.	190,743	4,752,230
	ABB, Ltd. Sponsored ADR	109,400	2,739,376
# *	Actelion, Ltd.	5,062	263,865
	Adecco SA	18,801	983,810
	Baloise-Holding AG	8,066	727,462
	Banque Cantonale Vaudoise	422	217,983
	Barry Callebaut AG	267	228,420
	BKW FMB Energie AG	5,560	678,764
	Ciba Specialty Chemicals AG	6,841	273,644
	Compagnie Financiere Richemont AG Series A	70,429	4,077,043
	Credit Suisse Group	134,647	6,620,063
	Credit Suisse Group Sponsored ADR	18,000	880,560
*	Efg International	5,534	185,915
	Ems-Chemie Holding AG	1,427	210,046
	Geberit AG	4,959	729,578
	Givaudan SA	798	800,115
	Holcim, Ltd.	28,269	2,882,708
	Julius Baer Holdings, Ltd. AG	28,969	2,138,691
#	Kuehne & Nagel International AG	15,160	1,468,956
	Lindt & Spruengli AG	12	426,430
*	Logitech International SA	23,870	611,073
	Lonza Group AG	6,086	801,801
	Nestle SA	59,091	28,203,447
	Nobel Biocare Holding AG	2,137	516,820
#	Novartis AG	239,486	11,828,882
	Novartis AG ADR	102,700	5,047,705
# *	Oerlikon Corp.	1,608	519,212
*	Panalpina Welttransport Holding AG	2,364	396,663
	Roche Holding AG Bearer	23,956	5,192,421
	Roche Holding AG Genusschein	104,267	20,447,646

28

	Schindler Holding AG	18,450	$1,251,097
	SGS SA	933	1,253,142
	Sika AG	278	514,277
	Sonova Holding AG	10,755	1,019,198
	Straumann Holding AG	1,836	538,970
	Sulzer AG	441	506,242
#	Swatch Group AG	4,325	1,269,495
	Swiss Life Holding	4,493	1,126,230
#	Swiss Re	48,766	3,908,764
	Swisscom AG	10,343	3,933,827
	Syngenta AG	9,259	2,662,049
	Syngenta AG ADR	23,500	1,347,020
	The Swatch Group AG	18,164	1,034,628
	UBS AG	219,630	7,166,213
	UBS AG ADR	23,661	765,197
	Vontobel Holdings AG	4,110	145,325
	Zurich Financial SVCS AG	20,231	6,324,436

TOTAL — SWITZERLAND			139,617,439

UNITED KINGDOM — (18.1%)
COMMON STOCKS — (18.1%)
	Admiral Group P.L.C.	28,290	565,785
	Aegis Group P.L.C.	93,242	205,967
#	Alliance & Leicester P.L.C.	46,652	517,398
	Amec P.L.C.	51,503	785,645
	Amlin P.L.C.	60,463	330,494
	Anglo American P.L.C.	211,678	13,435,875
	Antofagasta P.L.C.	193,550	3,084,851
	ARM Holdings P.L.C.	139,465	249,380
	Arriva P.L.C.	25,545	343,942
	Associated British Foods P.L.C.	158,357	2,653,433
	AstraZeneca P.L.C.	170,638	6,377,984
	AstraZeneca P.L.C. Sponsored ADR	39,600	1,490,148
*	Autonomy Corp. P.L.C.	22,704	422,321
	Aviva P.L.C.	375,659	4,527,965
	BAE Systems P.L.C.	504,429	4,801,642
	Balfour Beatty P.L.C.	38,213	335,304
	Barclays P.L.C.	720,934	6,756,798
	Barclays P.L.C. Sponsored ADR	62,200	2,336,854
	Barratt Developments P.L.C.	38,546	311,857
	BG Group P.L.C.	434,325	10,237,459
	BG Group P.L.C. Sponsored ADR	12,500	1,481,967
	BHP Billiton P.L.C.	264,333	8,456,028
	BHP Billiton P.L.C. ADR	41,000	2,636,300
	BP P.L.C.	2,255,040	24,319,931
	BP P.L.C. Sponsored ADR	92,200	5,981,014
#	Bradford & Bingley P.L.C.	76,093	335,059
	Brambles, Ltd.	71,029	679,931
*	British Airways P.L.C.	184,946	937,500
	British American Tobacco P.L.C.	273,139	10,241,803
	British Energy Group P.L.C.	149,393	1,664,257
	British Sky Broadcasting Group P.L.C.	272,457	3,057,133
	BT Group P.L.C.	917,068	4,127,136
	BT Group P.L.C. Sponsored ADR	30,702	1,389,880

29

	Bunzl P.L.C.	39,550	$543,538
	Burberry Group P.L.C.	69,741	579,131
	Cable and Wireless P.L.C.	334,935	1,170,217
	Cadbury Schweppes P.L.C.	216,640	2,411,453
	Cadbury Schweppes P.L.C. Sponsored ADR	20,200	905,970
*	Cairn Energy P.L.C.	18,862	1,011,974
	Capita Group PLC	83,976	1,088,103
	Carnival P.L.C.	21,630	854,419
	Carnival P.L.C. ADR	6,800	267,716
#	Carphone Warehouse Group P.L.C.	182,534	1,106,092
	Centrica P.L.C.	529,509	3,380,758
*	Charter P.L.C.	41,760	680,714
	Cobham P.L.C.	121,998	438,887
	Compass Group P.L.C.	273,560	1,763,274
	Daily Mail & General Trust P.L.C. Series A	35,202	325,449
	Diageo P.L.C.	314,077	6,418,111
	Diageo P.L.C. Sponsored ADR	8,500	697,850
	Drax Group P.L.C.	61,484	705,077
	DSG International P.L.C.	217,103	271,388
*	easyJet P.L.C.	47,520	383,148
	Emap P.L.C.	28,081	512,643
	Enterprise Inns P.L.C.	71,034	583,195
	Experian Group, Ltd.	134,549	1,131,076
	Fiberweb P.L.C.	11,225	14,854
	Firstgroup P.L.C.	59,437	678,584
	Friends Provident P.L.C.	209,193	550,919
	G4S P.L.C.	192,526	830,299
	GKN P.L.C.	93,510	487,260
	GlaxoSmithKline P.L.C.	629,019	13,730,577
	GlaxoSmithKline P.L.C. Sponsored ADR	99,793	4,381,911
	Hays P.L.C.	199,150	428,158
	HBOS P.L.C.	534,085	6,346,516
	Home Retail Group	106,022	541,566
	HSBC Holdings P.L.C.	1,242,796	18,787,746
	HSBC Holdings P.L.C. Sponsored ADR	87,600	6,591,900
	ICAP P.L.C.	64,402	801,898
	IMI P.L.C.	45,074	344,894
	Imperial Tobacco Group P.L.C.	72,542	3,358,129
	Imperial Tobacco Group P.L.C. ADR	14,200	1,312,790
	Inchcape P.L.C.	54,837	423,725
	Informa P.L.C.	51,377	350,377
	Inmarsat P.L.C.	67,402	658,295
	Intercontinental Hotels Group P.L.C.	33,398	508,319
	International Power P.L.C.	226,874	1,704,462
	Intertek Group P.L.C.	14,739	261,450
*	Invensys P.L.C.	158,812	803,337
	Investec P.L.C.	92,331	671,105
	ITV P.L.C.	488,162	645,237
	John Wood Group P.L.C.	52,188	426,450
	Johnson Matthey P.L.C.	29,167	1,121,317
	Kazakhmys P.L.C.	65,703	2,001,354
	Kesa Electricals P.L.C.	47,659	201,343
	Kingfisher P.L.C.	278,439	718,761
	Ladbrokes P.L.C.	71,647	430,231
	Legal and General Group P.L.C.	905,060	2,226,725

30

	Lloyds TSB Group P.L.C.	628,751	$5,619,938
	Lloyds TSB Group P.L.C. Sponsored ADR	50,500	1,808,910
	LogicaCMG P.L.C.	178,255	327,429
	London Stock Exchange Group P.L.C.	27,801	745,527
	Lonmin P.L.C.	23,134	1,509,338
	Man Group P.L.C.	645,408	6,611,051
	Marks & Spencer Group P.L.C.	224,848	1,782,339
	Meggitt P.L.C.	74,684	411,794
	Millennium and Copthorne Hotels P.L.C.	15,011	119,724
	Mitchells & Butlers P.L.C.	42,548	374,365
	Mondi P.L.C.	45,856	353,725
	National Express Group P.L.C.	15,806	353,608
	National Grid P.L.C.	297,760	4,317,467
	National Grid P.L.C. Sponsored ADR	18,000	1,306,800
	Next P.L.C.	27,575	699,351
	Northumbrian Water Group P.L.C.	66,232	459,030
	Old Mutual P.L.C.	1,228,065	3,033,401
	Pearson P.L.C.	84,821	1,115,435
	Pearson P.L.C. Sponsored ADR	23,800	315,112
	Pennon Group P.L.C.	45,679	578,359
	Persimmon P.L.C.	34,876	506,718
	Premier Foods P.L.C.	94,370	171,149
	Prudential P.L.C.	249,777	2,996,900
#	Prudential P.L.C. ADR	43,800	1,059,084
	Punch Taverns P.L.C.	31,023	394,888
	Reckitt Benckiser Group P.L.C.	87,463	4,717,842
	Reed Elsevier P.L.C.	104,748	1,318,346
	Reed Elsevier P.L.C. Sponsored ADR	5,886	294,653
	Rentokil Initial P.L.C.	211,528	348,420
	Resolution P.L.C.	72,077	986,909
	Reuters Group P.L.C.	136,336	1,610,127
	Reuters Group P.L.C. Sponsored ADR	1,800	127,530
	Rexam P.L.C.	95,761	833,646
	Rio Tinto P.L.C.	114,511	12,883,324
	Rio Tinto P.L.C. Sponsored ADR	7,100	3,226,595
*	Rolls-Royce Group P.L.C. (3283648)	261,343	2,240,408
	Royal & Sun Alliance Insurance Group P.L.C.	460,514	1,200,534
	Royal Bank of Scotland Group P.L.C.	1,447,600	10,944,586
	Royal Dutch Shell P.L.C. ADR	120,400	8,432,816
	Royal Dutch Shell P.L.C. Series B	303,924	10,662,201
	SABmiller P.L.C.	132,413	2,750,964
	Sage Group P.L.C.	183,476	715,266
	Sainsbury (J.) P.L.C.	198,701	1,393,082
	Schroders P.L.C.	33,726	636,771
	Schroders P.L.C. Non-Voting	9,996	167,544
	Scottish & Newcastle P.L.C.	106,060	1,658,946
	Scottish & Southern Energy P.L.C.	124,495	3,640,312
	Serco Group P.L.C.	81,625	701,642
	Severn Trent P.L.C.	34,674	973,279
	Shire P.L.C.	50,705	989,785
	Shire P.L.C. ADR	9,000	525,960
	Smith & Nephew P.L.C.	96,278	1,250,951
	Smith & Nephew P.L.C. Sponsored ADR	7,000	457,660
	Smiths Group P.L.C.	46,246	908,441
	St. Jame’s Place P.L.C.	19,946	104,485

31

Stagecoach Group P.L.C.	77,637	$385,070
Standard Chartered P.L.C.	206,346	6,798,285
Tate & Lyle P.L.C.	57,334	593,670
Taylor Wimpey P.L.C.	117,386	397,215
Tesco P.L.C.	1,241,865	9,813,671
* Thomas Cook Group P.L.C.	66,945	405,079
Tomkins P.L.C.	73,285	245,711
Tomkins P.L.C. Sponsored ADR	8,700	117,363
Travis Perkins P.L.C.	15,009	320,857
* TUI Travel PLC	149,854	799,143
Tullow Oil P.L.C.	100,008	1,239,730
Unilever P.L.C.	135,225	4,260,422
Unilever P.L.C. Sponsored ADR	59,800	1,882,504
United Business Media P.L.C.	30,736	323,810
United Utilities P.L.C.	111,796	1,530,843
United Utilities P.L.C. Sponsored ADR	6,700	184,723
Vedanta Resources P.L.C.	32,515	1,398,831
Vodafone Group P.L.C.	6,093,647	19,618,231
Vodafone Group P.L.C. Sponsered ADR	174,200	5,614,466
Whitbread P.L.C.	23,915	598,408
William Hill P.L.C.	36,703	272,982
William Morrison Supermarkets P.L.C.	345,876	2,027,535
Wolseley P.L.C.	61,030	746,826
Wolseley P.L.C. ADR	19,300	238,606
WPP Group P.L.C.	124,799	1,473,096
WPP Group P.L.C. Sponsored ADR	7,000	416,990
Xstrata P.L.C.	127,850	9,973,603
Yell Group P.L.C.	122,881	530,079

TOTAL — UNITED KINGDOM		410,531,929

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Marathon Oil Corp.	1,495	79,474

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $12,160,000 FNMA 3.50%, 03/25/33, valued at $2,259,840) to be repurchased at $2,226,545	$2,226	2,226,000

SECURITIES LENDING COLLATERAL — (9.6%)
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $231,831,381 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 11/01/21 to 02/01/38; FNMA 7.133%(r), 09/01/33; & GNMA, rates ranging from 6.500% to 7.000%, maturities ranging from 01/15/26 to 08/15/37, valued at $167,136,968) to be repurchased at $163,903,195	163,860	163,859,772

32

	Face Amount	Value †
	(000)
@ Repurchase Agreement, Greenwich Capital Markets 3.16%, 03/03/08 (Collateralized by $54,881,356 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 06/01/37 to 02/01/38, valued at $54,063,458) to be repurchased at $53,013,957	$53,000	53,000,000
TOTAL SECURITIES LENDING COLLATERAL		216,859,772

TOTAL INVESTMENTS - (100.0%)
(Cost $1,764,132,149) ##		$2,263,614,094

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$368,592,698
Level 2 – Other Significant Observable Inputs	1,895,021,396
Level 3 – Significant Unobservable Inputs	—
Total	$2,263,614,094

33

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  At February 29, 2008, the Fund consisted of fifty operational portfolios, of which Large Cap International Portfolio is included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by Large Cap International Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Large Cap International Portfolio that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the  Large Cap International Portfolio will value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by Large Cap International Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Large Cap International Portfolio will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of Large Cap International Portfolio is computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time Large Cap International Portfolio price its shares at the close of the NYSE, Large Cap  International Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on Large Cap International Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of Large Cap International Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by Large Cap International Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Large Cap International Portfolio.  When Large Cap International Portfolio uses fair value pricing, the values assigned to its foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of February 29, 2008 is included with each Funds’ Schedule of Investments.

Federal Tax Cost Note

At February 29, 2008, the total cost of securities for federal income tax purposes was $1,764,920,931 for Large Cap International Portfolio.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David G. Booth
David G. Booth
Chairman, Trustee, President and
Chief Executive Officer

Date: April 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
The DFA Investment Trust Company

Date: April 24, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
The DFA Investment Trust Company

Date: April 24, 2008